UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0504. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.5%
Advertising—0.1%
Omnicom Group, Inc.	1,335	$59,915

Aerospace/Defense—1.7%
Boeing Co. (The)	4,148	272,607
General Dynamics Corp.	1,767	148,781
Goodrich Corp.	593	28,144
L-3 Communications Holdings, Inc.	417	37,893
Lockheed Martin Corp.	2,119	209,061
Northrop Grumman Corp.	2,182	145,976
Raytheon Co.	2,417	136,029
Rockwell Collins, Inc.	528	25,323
United Technologies Corp.	5,666	349,591

Total Aerospace/Defense		1,353,405

Agriculture—1.3%
Altria Group, Inc.	28,165	579,072
Archer-Daniels-Midland Co.	2,503	84,476
Reynolds American, Inc.	5,200	242,684
Universal Corp.	375	16,958
UST, Inc.	2,256	123,200
Vector Group Ltd.	1,676	27,034

Total Agriculture		1,073,424

Apparel—0.3%
Cherokee, Inc.	432	8,705
Columbia Sportswear Co.	114	4,190
NIKE, Inc. Class B	1,910	113,854
Jones Apparel Group, Inc.	1,119	15,386
VF Corp.	1,207	85,914
Wolverine World Wide, Inc.	180	4,801

Total Apparel		232,850

Auto Manufacturers—0.2%
General Motors Corp.(a)	7,228	83,122
Oshkosh Truck Corp.	360	7,448
Paccar, Inc.	1,855	77,595

Total Auto Manufacturers		168,165

Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings, Inc.	685	5,473
ArvinMeritor, Inc.	1,178	14,701
BorgWarner, Inc.	400	17,753
Cooper Tire & Rubber Co.	791	6,201
Johnson Controls, Inc.	2,902	83,230
Modine Manufacturing Co.	374	4,626
Superior Industries International, Inc.	251	4,237
WABCO Holdings, Inc.	83	3,856

Total Auto Parts & Equipment		140,077

Banks—9.9%
1st Source Corp.	317	5,104
Associated Banc-Corp	2,185	42,149
BancorpSouth, Inc.	1,190	20,813
BancTrust Financial Group, Inc.	301	1,984
Bank Mutual Corp.	441	4,428
Bank of America Corp.	93,169	2,223,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Bank of Hawaii Corp.	674	$32,217
Bank of New York Mellon Corp. (The)	7,634	288,794
BB&T Corp.(a)	10,743	244,618
BOK Financial Corp.	425	22,716
Capital One Financial Corp.	350	13,304
Capitol Bancorp Ltd.	460	4,126
Central Pacific Financial Corp.	754	8,038
Chemical Financial Corp.	555	11,322
City Holding Co.	208	8,480
City National Corp.	558	23,475
Colonial BancGroup, Inc. (The)(a)	2,948	13,030
Comerica, Inc.	3,202	82,067
Commerce Bancshares, Inc.	613	24,312
Community Bank System, Inc.	610	12,578
Community Trust Bancorp, Inc.	212	5,567
Cullen/Frost Bankers, Inc.	702	34,995
CVB Financial Corp.	1,510	14,254
East West Bancorp, Inc.	592	4,180
Fifth Third Bancorp	12,088	123,056
First Busey Corp.	713	9,426
First Commonwealth Financial Corp.(a)	2,001	18,669
First Community Bancshares, Inc.	82	2,312
First Financial Bancorp	1,274	11,721
First Financial Bankshares, Inc.	383	17,545
First Financial Corp.	81	2,479
First Merchants Corp.	209	3,793
First Midwest Bancorp, Inc.	814	15,181
FirstMerit Corp.	1,843	30,059
FNB Corp.	1,702	20,050
Frontier Financial Corp.	918	7,821
Fulton Financial Corp.	3,382	33,989
Glacier Bancorp, Inc.	782	12,504
Greene County Bancshares, Inc.	150	2,103
Hancock Holding Co.	434	17,052
Hanmi Financial Corp.	805	4,194
Harleysville National Corp.	944	10,535
Huntington Bancshares, Inc.	9,373	54,082
IBERIABANK Corp.	84	3,735
Independent Bank Corp.	721	2,884
Integra Bank Corp.	302	2,365
International Bancshares Corp.	975	20,836
KeyCorp	8,933	98,084
M&T Bank Corp.	1,330	93,818
Macatawa Bank Corp.	551	4,408
Marshall & Ilsley Corp.	4,355	66,762
MB Financial, Inc.	450	10,112
MBT Financial Corp.	307	1,827
Midwest Banc Holdings, Inc.	331	1,612
National City Corp.(a)	21,502	102,565
National Penn Bancshares, Inc.	1,119	14,860
NBT Bancorp, Inc.	599	12,345
Northern Trust Corp.	1,155	79,198
Old National Bancorp	1,633	23,287
Pacific Capital Bancorp	1,010	13,918
PacWest Bancorp	418	6,220
Park National Corp.	331	17,841
PNC Financial Services Group, Inc. (The)	4,456	254,438
Prosperity Bancshares, Inc.	174	4,651
Provident Bankshares Corp.	875	5,583
Regions Financial Corp.	15,340	167,359
Renasant Corp.	175	2,578
Royal Bancshares of Pennsylvania, Inc. Class A	505	4,752
S&T Bancorp, Inc.	558	16,215
Seacoast Banking Corp. of Florida(a)	556	4,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Security Bank Corp.(a)	650	$3,809
South Financial Group, Inc. (The)	1,358	5,323
State Street Corp.	1,451	92,849
Sterling Financial Corp.	520	2,153
SunTrust Banks, Inc.	5,450	197,399
Susquehanna Bancshares, Inc.	1,258	17,222
Synovus Financial Corp.	3,863	33,724
TCF Financial Corp.	2,531	30,448
Tompkins Financial Corp.	72	2,678
TrustCo Bank Corp.	2,111	15,664
Trustmark Corp.	954	16,838
U.S. Bancorp	29,961	835,612
UMB Financial Corp.	328	16,817
Umpqua Holdings Corp.	1,380	16,739
UnionBanCal Corp.	2,060	83,265
United Bankshares, Inc.	742	17,029
United Community Banks, Inc.	282	2,405
United Security Bancshares	235	3,417
Univest Corp. of Pennsylvania	134	2,661
Valley National Bancorp(a)	2,149	33,890
Wachovia Corp.	44,319	688,274
Webster Financial Corp.	826	15,364
Wells Fargo & Co.	46,332	1,100,385
WesBanco, Inc.	356	6,105
Westamerica Bancorp.	442	23,245
Whitney Holding Corp.	1,222	22,363
Wilmington Trust Corp.	1,034	27,339
Wilshire Bancorp, Inc.	292	2,502
Zions Bancorp	1,267	39,898

Total Banks		7,935,052

Beverages—2.6%
Anheuser-Busch Cos., Inc.	6,169	383,218
Brown-Forman Corp. Class A	404	30,712
Brown-Forman Corp. Class B	477	36,047
Coca-Cola Co. (The)	16,910	878,983
Coca-Cola Enterprises, Inc.	1,358	23,493
Molson Coors Brewing Co., Class B	679	36,890
Pepsi Bottling Group, Inc.	1,085	30,293
PepsiAmericas, Inc.	753	14,894
PepsiCo, Inc.	10,680	679,141

Total Beverages		2,113,671

Building Materials—0.2%
Eagle Materials, Inc.	455	11,525
Lennox International, Inc.	512	14,828
Martin Marietta Materials, Inc.(a)	177	18,335
Masco Corp.	5,486	86,295
Simpson Manufacturing Co., Inc.	174	4,131

Total Building Materials		135,114

Chemicals—2.6%
Air Products & Chemicals, Inc.	1,074	106,176
Airgas, Inc.	268	15,649
Albemarle Corp.	389	15,525
Arch Chemicals, Inc.	111	3,680
Ashland, Inc.	567	27,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Cabot Corp.	593	$14,416
Celanese Corp. Series A	277	12,648
Chemtura Corp.	2,725	15,914
Dow Chemical Co. (The)	13,019	454,493
E.I. du Pont de Nemours & Co.	11,706	502,070
Eastman Chemical Co.	797	54,881
Ecolab, Inc.	771	33,145
Ferro Corp.	591	11,087
FMC Corp.	238	18,431
Hercules, Inc.	647	10,954
Huntsman Corp.	1,360	15,504
Innophos Holdings, Inc.	233	7,444
International Flavors & Fragrances, Inc.	524	20,467
Kronos Worldwide, Inc.	1,274	19,607
Lubrizol Corp.	488	22,609
Monsanto Co.	1,267	160,199
NewMarket Corp.	50	3,312
NL Industries, Inc.	1,233	11,750
Olin Corp.	1,195	31,285
PPG Industries, Inc.	1,669	95,751
Praxair, Inc.	1,438	135,517
Rohm & Haas Co.	1,787	82,988
RPM International, Inc.	1,847	38,048
Sensient Technologies Corp.	561	15,798
Sherwin-Williams Co. (The)	904	41,521
Sigma-Aldrich Corp.	374	20,144
Valhi, Inc.	1,042	28,395
Valspar Corp. (The)	932	17,624

Total Chemicals		2,064,361

Coal—0.2%
Arch Coal, Inc.	391	29,337
Consol Energy, Inc.	370	41,577
Massey Energy Co.	145	13,594
Peabody Energy Corp.	428	37,685
Penn Virginia GP Holdings LP	556	18,237
Walter Industries, Inc.	81	8,810

Total Coal		149,240

Commercial Services—1.1%
ABM Industries, Inc.	764	16,999
Advance America, Cash Advance Centers, Inc.	2,017	10,246
Automatic Data Processing, Inc.	4,704	197,097
Corporate Executive Board Co.	396	16,652
Deluxe Corp.	778	13,864
H&R Block, Inc.	3,486	74,599
Interactive Data Corp.	662	16,636
Kelly Services, Inc. Class A	222	4,291
Landauer, Inc.	103	5,793
Manpower, Inc.	471	27,431
Mastercard, Inc. Class A	92	24,428
McGrath Rentcorp	179	4,402
McKesson Corp.	395	22,084
Moody’s Corp.	908	31,272
Paychex, Inc.	4,081	127,654
Pharmaceutical Product Development, Inc.	495	21,236
R.R. Donnelley & Sons Co.	2,237	66,417
Robert Half International, Inc.	1,113	26,679
Rollins, Inc.	822	12,182
Service Corp. International	1,468	14,474
Sotheby’s Class A	511	13,475
Strayer Education, Inc.	26	5,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Total System Services, Inc.	2,756	$61,238
Weight Watchers International, Inc.	510	18,161
Western Union Co. (The)	690	17,057

Total Commercial Services		849,803

Computers—1.4%
Diebold, Inc.	770	27,397
Electronic Data Systems Corp.	1,817	44,771
Hewlett-Packard Co.	5,351	236,568
Imation Corp.	613	14,050
International Business Machines Corp.	6,982	827,575
Jack Henry & Associates, Inc.	198	4,285

Total Computers		1,154,646

Cosmetics/Personal Care—2.0%
Alberto-Culver Co.	253	6,646
Avon Products, Inc.	2,702	97,326
Colgate-Palmolive Co.	3,232	223,331
Estee Lauder Cos., Inc. (The) Class A	558	25,919
Procter & Gamble Co.	20,218	1,229,457

Total Cosmetics/Personal Care		1,582,679

Distribution/Wholesale—0.2%
Fastenal Co.	732	31,593
Genuine Parts Co.	1,797	71,306
Owens & Minor, Inc.	368	16,814
Pool Corp.	303	5,381
W.W. Grainger, Inc.	483	39,509
Watsco, Inc.	445	18,601

Total Distribution/Wholesale		183,204

Diversified Financial Services—6.8%
Advanta Corp. Class A	1,019	5,564
Advanta Corp. Class B	1,466	9,221
American Express Co.	5,449	205,264
Ameriprise Financial, Inc.	816	33,187
BlackRock, Inc.	525	92,925
Charles Schwab Corp. (The)	3,227	66,283
CIT Group, Inc.	2,896	19,722
Citigroup, Inc.	121,660	2,039,022
CME Group, Inc.	91	34,870
Cohen & Steers, Inc.(a)	485	12,595
Discover Financial Services	2,507	33,017
Eaton Vance Corp.	631	25,089
Evercore Partners, Inc., Class A	154	1,463
Fannie Mae	18,293	356,896
Federated Investors, Inc. Class B	791	27,226
Financial Federal Corp.	148	3,250
Franklin Resources, Inc.	411	37,668
Freddie Mac	7,033	115,341
Goldman Sachs Group, Inc.	927	162,132
Greenhill & Co., Inc.(a)	257	13,842
Jefferies Group, Inc.(a)	1,061	17,846
JPMorgan Chase & Co.	39,516	1,355,794
Legg Mason, Inc.	620	27,013
Lehman Brothers Holdings, Inc.	1,784	35,341
Merrill Lynch & Co., Inc.	7,411	235,003
Morgan Stanley	7,778	280,552
National Financial Partners Corp.	379	7,512
Nymex Holdings, Inc.	94	7,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
NYSE Euronext	1,104	$55,929
Raymond James Financial, Inc.	692	18,262
Student Loan Corp. (The)	311	30,503
SWS Group, Inc.	344	5,714
T. Rowe Price Group, Inc.	1,013	57,204
Waddell & Reed Financial, Inc. Class A	689	24,122

Total Diversified Financial Services		5,453,313

Electric—6.0%
ALLETE, Inc.	581	24,402
Alliant Energy Corp.	1,243	42,585
Ameren Corp.	3,271	138,134
American Electric Power Co., Inc.	4,595	184,857
Avista Corp.	729	15,644
Black Hills Corp.	517	16,575
CenterPoint Energy, Inc.	4,226	67,827
CH Energy Group, Inc.	402	14,299
Cleco Corp.	835	19,481
CMS Energy Corp.	944	14,066
Consolidated Edison, Inc.	4,324	169,025
Constellation Energy Group, Inc.	987	81,033
Dominion Resources, Inc.	6,182	293,583
DPL, Inc.	1,242	32,764
DTE Energy Co.	2,603	110,471
Duke Energy Corp.	18,722	325,388
Edison International	2,250	115,605
Empire District Electric Co. (The)	866	16,056
Energy East Corp.	2,487	61,479
Entergy Corp.	1,626	195,900
Exelon Corp.	4,529	407,430
FirstEnergy Corp.	2,697	222,044
FPL Group, Inc.	3,140	205,921
Great Plains Energy, Inc.	1,717	43,406
Hawaiian Electric Industries, Inc.	1,604	39,667
IDACORP, Inc.	650	18,779
Integrys Energy Group, Inc.	1,389	70,603
ITC Holdings Corp.	340	17,377
MDU Resources Group, Inc.	1,445	50,373
MGE Energy, Inc.	449	14,646
Northeast Utilities	1,467	37,453
NorthWestern Corp.	755	19,192
NSTAR	1,485	50,223
OGE Energy Corp.	1,351	42,840
Otter Tail Corp.	497	19,299
Pepco Holdings, Inc.	2,543	65,228
PG&E Corp.	3,610	143,281
Pinnacle West Capital Corp.	1,767	54,371
PNM Resources, Inc.	1,313	15,703
Portland General Electric Co.	942	21,214
PPL Corp.	2,752	143,847
Progress Energy, Inc.	4,368	182,713
Public Service Enterprise Group, Inc.	4,168	191,436
Puget Energy, Inc.	1,555	37,304
SCANA Corp.	1,628	60,236
Sierra Pacific Resources	1,586	20,158
Southern Co.	10,609	370,467
TECO Energy, Inc.	3,337	71,712
UIL Holdings Corp.	561	16,499
UniSource Energy Corp.	529	16,404
Westar Energy, Inc.	1,577	33,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Wisconsin Energy Corp.	824	$37,261
Xcel Energy, Inc.	5,619	112,773

Total Electric		4,792,955

Electrical Components & Equipment—0.4%
Ametek, Inc.	320	15,110
Emerson Electric Co.	5,695	281,618
Hubbell, Inc. Class B	518	20,653
Molex, Inc.	764	18,649
Molex, Inc. Class A	680	15,579

Total Electrical Components & Equipment		351,609

Electronics—0.1%
Applied Biosystem Group-App.	421	14,095
AVX Corp.	1,093	12,362
Brady Corp. Class A	439	15,159
Gentex Corp.	1,332	19,234
Jabil Circuit, Inc.	1,418	23,269
National Instruments Corp.	492	13,958
PerkinElmer, Inc.	591	16,459

Total Electronics		114,536

Engineering & Construction—0.0%
Fluor Corp.	187	34,797

Entertainment—0.1%
International Game Technology	1,431	35,746
National CineMedia, Inc.	280	2,985
Regal Entertainment Group Class A	2,957	45,183

Total Entertainment		83,914

Environmental Control—0.3%
Mine Safety Appliances Co.	323	12,917
Nalco Holding Co.	141	2,982
Republic Services, Inc.	1,441	42,798
Waste Management, Inc.	4,922	185,608

Total Environmental Control		244,305

Food—2.5%
B&G Foods, Inc. Class A	1,307	12,207
Campbell Soup Co.	3,133	104,830
ConAgra Foods, Inc.	5,165	99,581
Corn Products International, Inc.	429	21,068
Del Monte Foods Co.	1,839	13,057
Flowers Foods, Inc.	840	23,806
General Mills, Inc.	3,064	186,199
H.J. Heinz Co.	3,488	166,901
Hershey Co. (The)	1,721	56,414
Hormel Foods Corp.	947	32,776
J.M. Smucker Co. (The)	573	23,287
Kellogg Co.	3,186	152,992
Kraft Foods, Inc. Class A	17,197	489,254
Kroger Co. (The)	2,780	80,259
Lancaster Colony Corp.	424	12,839
Lance, Inc.	226	4,242
McCormick & Co., Inc.	989	35,268
Ruddick Corp.	350	12,009
Safeway, Inc.	1,269	36,230
Sanderson Farms, Inc.	93	3,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Sara Lee Corp.	6,296	$77,126
SUPERVALU, Inc.	1,282	39,601
SYSCO Corp.	5,657	155,624
Tyson Foods, Inc. Class A	1,367	20,423
Weis Markets, Inc.	368	11,949
Whole Foods Market, Inc.	993	23,524
Wm. Wrigley Jr. Co.	1,388	107,959

Total Food		2,002,635

Forest Products & Paper—0.6%
International Paper Co.	4,358	101,541
Louisiana-Pacific Corp.	1,594	13,533
MeadWestvaco Corp.	1,841	43,889
Plum Creek Timber Co., Inc.	2,239	95,628
Potlatch Corp.	606	27,343
Rayonier, Inc.	1,118	47,470
Rock-Tenn Co. Class A	76	2,279
Temple-Inland, Inc.	1,220	13,749
Weyerhaeuser Co.	2,357	120,538

Total Forest Products & Paper		465,970

Gas—0.7%
AGL Resources, Inc.	1,220	42,188
Atmos Energy Corp.	1,650	45,491
Energen Corp.	153	11,939
Laclede Group, Inc. (The)	427	17,238
New Jersey Resources Corp.	577	18,839
Nicor, Inc.	785	33,433
NiSource, Inc.	4,759	85,281
Northwest Natural Gas Co.	370	17,116
Piedmont Natural Gas Co., Inc.	1,104	28,881
Sempra Energy	1,679	94,779
South Jersey Industries, Inc.	437	16,326
Southern Union Co.	957	25,858
Southwest Gas Corp.	647	19,235
UGI Corp.	1,122	32,213
Vectren Corp.	1,265	39,481
WGL Holdings, Inc.	838	29,112

Total Gas		557,410

Hand/Machine Tools—0.2%
Baldor Electric Co.	500	17,490
Black & Decker Corp. (The)	485	27,892
Kennametal, Inc.	521	16,959
Lincoln Electric Holdings, Inc.	298	23,453
Regal-Beloit Corp.	73	3,084
Snap-On, Inc.	544	28,293
Stanley Works (The)	745	33,399

Total Hand/Machine Tools		150,570

Healthcare-Products—2.7%
Baxter International, Inc.	3,177	203,137
Beckman Coulter, Inc.	264	17,828
Becton Dickinson & Co.	1,156	93,983
C.R. Bard, Inc.	283	24,890
DENTSPLY International, Inc.	307	11,298
Hill-Rom Holdings, Inc.	552	14,893
Johnson & Johnson	24,070	1,548,663
Medtronic, Inc.	3,813	197,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Mentor Corp.	411	$11,434
Meridian Bioscience, Inc.	202	5,438
Stryker Corp.	433	27,227
West Pharmaceutical Services, Inc.	128	5,540

Total Healthcare-Products		2,161,654

Healthcare-Services—0.1%
Brookdale Senior Living, Inc.	2,287	46,563
Quest Diagnostics, Inc.	578	28,016
UnitedHealth Group, Inc.	224	5,880
Universal Health Services, Inc. Class B	107	6,765

Total Healthcare-Services		87,224

Holding Companies-Diversified—0.0%
Compass Diversified Holdings	1,185	13,545
Leucadia National Corp.	453	21,263

Total Holding Companies-Diversified		34,808

Home Builders—0.2%
Centex Corp.	462	6,177
D.R. Horton, Inc.	5,128	55,638
KB Home	1,518	25,700
Lennar Corp. Class A	1,832	22,607
Lennar Corp. Class B	382	4,240
MDC Holdings, Inc.	501	19,569
Pulte Homes, Inc.	1,530	14,734
Ryland Group, Inc. (The)	376	8,201

Total Home Builders		156,866

Home Furnishings—0.1%
Bassett Furniture Industries, Inc.	287	3,387
Ethan Allen Interiors, Inc.(a)	553	13,604
Furniture Brands International, Inc.	1,390	18,570
La-Z-Boy, Inc.	1,511	11,559
Whirlpool Corp.	613	37,840

Total Home Furnishings		84,960

Household Products/Wares—0.6%
American Greetings Corp. Class A	202	2,493
Avery Dennison Corp.	1,262	55,440
Blyth, Inc.	566	6,809
Church & Dwight Co., Inc.	107	6,029
Clorox Co.	1,199	62,588
Fortune Brands, Inc.	1,182	73,769
Kimberly-Clark Corp.	4,599	274,928
Scotts Miracle-Gro Co. (The) Class A	399	7,010
Standard Register Co. (The)	314	2,961
Tupperware Brands Corp.	662	22,654

Total Household Products/Wares		514,681

Housewares—0.1%
Newell Rubbermaid, Inc.	3,089	51,864

Insurance—3.5%
Allstate Corp. (The)	5,818	265,243
AMBAC Financial Group, Inc.	1,316	1,763
American Family Life Assurance Co., Inc.	2,288	143,686
American Financial Group, Inc.	906	24,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
American International Group, Inc.	11,965	$316,594
American National Insurance Co.	281	27,544
AON Corp.	1,261	57,930
Arthur J. Gallagher & Co.	1,686	40,633
Assurant, Inc.	373	24,603
Brown & Brown, Inc.	771	13,408
Chubb Corp. (The)	2,741	134,336
Cincinnati Financial Corp.	2,150	54,610
CNA Financial Corp.	1,733	43,585
Erie Indemnity Co. Class A	661	30,505
Fidelity National Title Group, Inc. Class A	6,075	76,545
First American Corp.	996	26,294
Genworth Financial, Inc. Class A	2,469	43,973
Hanover Insurance Group, Inc. (The)	79	3,358
Harleysville Group, Inc.	434	14,682
Hartford Financial Services Group, Inc. (The)	2,513	162,264
HCC Insurance Holdings, Inc.	770	16,278
LandAmerica Financial Group, Inc.	208	4,616
Lincoln National Corp.	2,519	114,161
Loews Corp.	952	44,649
Marsh & McLennan Cos., Inc.	5,412	143,689
Mercury General Corp.	844	39,432
Metlife, Inc.	2,955	155,935
MGIC Investment Corp.	237	1,448
Nationwide Financial Services, Inc. Class A	492	23,621
Old Republic International Corp.	3,783	44,791
Phoenix Cos., Inc. (The)	353	2,686
PMI Group, Inc. (The)	923	1,800
Principal Financial Group, Inc.	1,222	51,287
Progressive Corp. (The)	611	11,438
Protective Life Corp.	664	25,265
Prudential Financial, Inc.	1,831	109,384
Radian Group, Inc.	543	787
Reinsurance Group of America, Inc.	77	3,351
Safeco Corp.	976	65,548
Safety Insurance Group, Inc.	403	14,367
Selective Insurance Group, Inc.	700	13,132
StanCorp Financial Group, Inc.	353	16,577
State Auto Financial Corp.	545	13,042
Torchmark Corp.	318	18,651
Transatlantic Holdings, Inc.	255	14,400
Travelers Cos., Inc. (The)	4,729	205,239
United Fire & Casualty Co.	167	4,497
Unitrin, Inc.	1,016	28,011
Unum Group	1,721	35,194
W.R. Berkley Corp.	574	13,868
Zenith National Insurance Corp.	795	27,952

Total Insurance		2,770,888

Internet—0.0%
United Online, Inc.	1,738	17,432

Investment Companies—0.6%
Allied Capital Corp.	6,322	87,813
American Capital Strategies Ltd.	7,690	182,791
Apollo Investment Corp.	5,149	73,785
Ares Capital Corp.	3,433	34,605
BlackRock Kelso Capital Corp.	2,459	23,262
Gladstone Capital Corp.(a)	741	11,293
Hercules Technology Growth Capital, Inc.	1,485	13,261
Kohlberg Capital Corp.	1,105	11,050
MCG Capital Corp.	3,846	15,307
NGP Capital Resources Co.	798	12,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Patriot Capital Funding, Inc.	1,373	$8,581
Prospect Capital Corp.(a)	1,233	16,251
TICC Capital Corp.	1,497	8,174

Total Investment Companies		498,470

Iron/Steel—0.3%
Allegheny Technologies, Inc.	316	18,732
Carpenter Technology Corp.	208	9,079
Cleveland-Cliffs, Inc.	126	15,018
Great Northern Iron Ore Properties	29	3,260
Mesabi Trust	647	19,928
Nucor Corp.	850	63,470
Reliance Steel & Aluminum Co.	247	19,041
Steel Dynamics, Inc.	623	24,341
United States Steel Corp.	318	58,760

Total Iron/Steel		231,629

Leisure Time—0.1%
Brunswick Corp.	1,133	12,010
Harley-Davidson, Inc.	2,147	77,850
Polaris Industries, Inc.	453	18,292

Total Leisure Time		108,152

Lodging—0.2%
Ameristar Casinos, Inc.	187	2,584
Boyd Gaming Corp.	621	7,800
Choice Hotels International, Inc.	599	15,874
Marriott International, Inc. Class A	1,062	27,867
Starwood Hotels & Resorts Worldwide, Inc.	1,325	53,092
Wyndham Worldwide Corp	558	9,994

Total Lodging		117,211

Machinery-Construction & Mining—0.4%
Caterpillar, Inc.	4,374	322,888
Joy Global, Inc.	396	30,029

Total Machinery-Construction & Mining		352,917

Machinery-Diversified—0.4%
Applied Industrial Technologies, Inc.	505	12,206
Briggs & Stratton Corp.	905	11,475
Cognex Corp.	128	2,950
Cummins, Inc.	675	44,226
Deere & Co.	1,862	134,305
Flowserve Corp.	155	21,189
Graco, Inc.	537	20,444
IDEX Corp.	534	19,673
Nordson Corp.	211	15,380
Rockwell Automation, Inc.	948	41,456
Roper Industries, Inc.	212	13,967
Sauer-Danfoss, Inc.	604	18,815

Total Machinery-Diversified		356,086

Media—1.5%
Belo Corp. Class A	1,258	9,196
CBS Corp. Class A	897	17,474
CBS Corp. Class B	8,235	160,500
Clear Channel Communications, Inc.	3,577	125,910
E.W. Scripps Co. (The) Class A	607	25,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Entercom Communications Corp.	1,299	$9,119
Factset Research Systems, Inc.	87	4,903
Gannett Co., Inc.	3,575	77,470
GateHouse Media, Inc.	4,111	10,113
John Wiley & Sons, Inc. Class A	173	7,790
Lee Enterprises, Inc.(a)	1,142	4,557
McClatchy Co. Class A(a)	1,426	9,668
McGraw-Hill Cos., Inc. (The)	1,935	77,632
Media General, Inc. Class A	254	3,035
Meredith Corp.	249	7,044
New York Times Co. (The) Class A(a)	2,900	44,631
News Corp. Class A	4,355	65,499
News Corp. Class B	1,657	25,435
Sinclair Broadcast Group, Inc. Class A	1,614	12,266
Time Warner, Inc.	18,641	275,888
Walt Disney Co. (The)	7,274	226,950
Washington Post Co. (The) Class B	32	18,781
World Wrestling Entertainment, Inc. Class A	588	9,096

Total Media		1,228,172

Metal Fabricate/Hardware—0.1%
Commercial Metals Co.	649	24,467
Mueller Industries, Inc.	89	2,866
Timken Co. (The)	895	29,481
Worthington Industries, Inc.(a)	1,124	23,042

Total Metal Fabricate/Hardware		79,856

Mining—1.7%
Alcoa, Inc.	5,788	206,169
AMCOL International Corp.	120	3,415
Compass Minerals International, Inc.	394	31,741
Freeport-McMoRan Copper & Gold, Inc. Class B	1,683	197,231
Newmont Mining Corp.	1,262	65,826
Southern Copper Corp.	7,870	839,177
Titanium Metals Corp.	761	10,646
Vulcan Materials Co.	729	43,580

Total Mining		1,397,785

Miscellaneous Manufacturing—5.3%
3M Co.	5,526	384,554
Acuity Brands, Inc.	353	16,972
AptarGroup, Inc.	363	15,228
Barnes Group, Inc.	533	12,307
Brink’s Co. (The)	53	3,467
Carlisle Cos., Inc.	482	13,978
Crane Co.	425	16,375
Danaher Corp.	120	9,276
Donaldson Co., Inc.	345	15,401
Dover Corp.	1,277	61,768
Eastman Kodak Co.	2,259	32,597
Eaton Corp.	1,006	85,480
General Electric Co.	105,441	2,814,221
Harsco Corp.	455	24,757
Honeywell International, Inc.	4,194	210,874
Illinois Tool Works, Inc.	3,865	183,626
ITT Industries, Inc.	593	37,555
Koppers Holdings, Inc.	74	3,098
Leggett & Platt, Inc.	3,037	50,930
Pall Corp.	667	26,467
Parker Hannifin Corp.	666	47,499
Pentair, Inc.	788	27,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Reddy Ice Holdings, Inc.	680	$9,302
SPX Corp.	228	30,034
Teleflex, Inc.	374	20,791
Textron, Inc.	1,172	56,174
Trinity Industries, Inc.	437	15,160

Total Miscellaneous Manufacturing		4,225,487

Office Furnishings—0.0%
Herman Miller, Inc.	564	14,038
HNI Corp.	531	9,377
Steelcase, Inc. Class A	1,560	15,647

Total Office Furnishings		39,062

Office/Business Equipment—0.2%
IKON Office Solutions, Inc.	327	3,689
Pitney Bowes, Inc.	2,780	94,798
Xerox Corp.	3,263	44,246

Total Office/Business Equipment		142,733

Oil & Gas—8.7%
Anadarko Petroleum Corp.	1,009	75,514
Apache Corp.	659	91,601
Chesapeake Energy Corp.	1,344	88,650
Chevron Corp.	18,344	1,818,440
Cimarex Energy Co.	70	4,877
ConocoPhillips	10,615	1,001,950
Devon Energy Corp.	964	115,834
Diamond Offshore Drilling, Inc.	174	24,210
EOG Resources, Inc.	378	49,594
Equitable Resources, Inc.	842	58,149
Exxon Mobil Corp.	28,358	2,499,190
Helmerich & Payne, Inc.	128	9,219
Hess Corp.	495	62,464
Holly Corp.	332	12,257
Marathon Oil Corp.	4,033	209,192
Murphy Oil Corp.	595	58,340
Noble Energy, Inc.	374	37,609
Occidental Petroleum Corp.	3,937	353,779
Patterson-UTI Energy, Inc.	1,576	56,799
Pioneer Natural Resources Co.	321	25,128
Range Resources Corp.	105	6,882
Rowan Cos., Inc.	558	26,087
Questar Corp.	526	37,367
Sunoco, Inc.	786	31,982
Tesoro Corp.	511	10,102
Valero Energy Corp.	1,449	59,670
XTO Energy, Inc.	1,517	103,930

Total Oil & Gas		6,928,816

Oil & Gas Services—0.4%
Baker Hughes, Inc.	765	66,815
BJ Services Co.	1,195	38,168
Halliburton Co.	3,039	161,280
RPC, Inc.	577	9,694
Smith International, Inc.	360	29,930

Total Oil & Gas Services		305,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Packaging & Containers—0.2%
Ball Corp.	337	$16,088
Bemis Co.	1,152	25,828
Greif, Inc. Class A	225	14,407
Packaging Corp. of America	1,613	34,696
Sealed Air Corp.	1,080	20,531
Silgan Holdings, Inc.	213	10,808
Sonoco Products Co.	1,276	39,491

Total Packaging & Containers		161,849

Pharmaceuticals—6.6%
Abbott Laboratories	12,029	637,176
Allergan, Inc.	357	18,582
AmerisourceBergen Corp.	487	19,475
Bristol-Myers Squibb Co.	26,885	551,949
Cardinal Health, Inc.	1,020	52,612
Eli Lilly & Co.	12,286	567,122
Merck & Co., Inc.	19,028	717,165
Perrigo Co.	229	7,275
Pfizer, Inc.	116,523	2,035,657
Schering-Plough Corp.	5,584	109,949
Wyeth	11,048	529,862

Total Pharmaceuticals		5,246,824

Pipelines—0.6%
Crosstex Energy, Inc.	508	17,607
El Paso Corp.	2,414	52,480
National Fuel Gas Co.	655	38,959
ONEOK, Inc.	1,170	57,131
Spectra Energy Corp.	7,556	217,160
Williams Cos., Inc. (The)	2,211	89,125

Total Pipelines		472,462

Real Estate—0.0%
Forest City Enterprises, Inc. Class A	153	4,930
Jones Lang LaSalle, Inc.	189	11,376

Total Real Estate		16,306

REITS—5.6%
Acadia Realty Trust	391	9,052
Alexandria Real Estate Equities, Inc.	337	32,804
AMB Property Corp.	1,117	56,275
American Campus Communities, Inc.	561	15,618
Apartment Investment & Management Co. Class A	2,087	71,083
Ashford Hospitality Trust, Inc.	4,933	22,790
AvalonBay Communities, Inc.	912	81,314
BioMed Realty Trust, Inc.	1,314	32,232
Boston Properties, Inc.	1,088	98,159
Brandywine Realty Trust	2,838	44,727
BRE Properties, Inc.	887	38,389
BRT Realty Trust	990	11,880
Camden Property Trust	1,047	46,340
CapitalSource, Inc.(a)	10,105	111,963
CapLease, Inc.	1,662	12,448
CBL & Associates Properties, Inc.	1,908	43,579
Cedar Shopping Centers, Inc.	1,441	16,889
Cogdell Spencer, Inc.	258	4,193
Colonial Properties Trust	1,676	33,554
Corporate Office Properties Trust	680	23,344
Cousins Properties, Inc.(a)	1,235	28,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
DCT Industrial Trust, Inc.	3,479	$28,806
Developers Diversified Realty Corp.	2,747	95,348
DiamondRock Hospitality Co.	1,909	20,789
Digital Realty Trust, Inc.	779	31,869
Douglas Emmett, Inc.	1,053	23,134
Duke Realty Corp.	3,652	81,987
EastGroup Properties, Inc.	368	15,787
Education Realty Trust, Inc.	571	6,652
Entertainment Properties Trust	611	30,208
Equity One, Inc.	1,375	28,256
Equity Residential	4,531	173,401
Essex Property Trust, Inc.	309	32,909
Extra Space Storage, Inc.	1,767	27,141
Federal Realty Investment Trust	544	37,536
FelCor Lodging Trust, Inc.	1,611	16,916
First Industrial Realty Trust, Inc.(a)	1,212	33,294
First Potomac Realty Trust	758	11,552
Franklin Street Properties Corp.	1,918	24,244
General Growth Properties, Inc.	3,998	140,050
Getty Realty Corp.	627	9,035
Glimcher Realty Trust	1,857	20,761
HCP, Inc.	4,340	138,055
Health Care REIT, Inc.	1,631	72,580
Healthcare Realty Trust, Inc.	1,165	27,692
Hersha Hospitality Trust	1,261	9,521
Highwoods Properties, Inc.	1,149	36,102
Home Properties, Inc.	724	34,795
Hospitality Properties Trust	3,119	76,291
Host Hotels & Resorts, Inc.	7,885	107,630
HRPT Properties Trust	9,289	62,887
Inland Real Estate Corp.	1,611	23,231
Investors Real Estate Trust	1,518	14,482
iStar Financial, Inc.(a)	5,632	74,399
Kilroy Realty Corp.	476	22,386
Kimco Realty Corp.	3,698	127,655
Kite Realty Group Trust	723	9,038
LaSalle Hotel Properties	797	20,029
Lexington Corporate Properties Trust	1,902	25,924
Liberty Property Trust	2,692	89,240
LTC Properties, Inc.	608	15,540
Macerich Co. (The)	1,117	69,399
Mack-Cali Realty Corp.	1,715	58,602
Medical Properties Trust, Inc.	2,045	20,695
Mid-America Apartment Communities, Inc.	483	24,652
Mission West Properties, Inc.	470	5,151
National Health Investors, Inc.	762	21,725
National Retail Properties, Inc.	1,504	31,434
Nationwide Health Properties, Inc.	1,714	53,974
Omega Healthcare Investors, Inc.	1,851	30,819
One Liberty Properties, Inc.	262	4,273
Parkway Properties, Inc.	441	14,875
Pennsylvania Real Estate Investment Trust	1,085	25,107
PMC Commercial Trust	427	3,416
Post Properties, Inc.	797	23,711
ProLogis	2,535	137,777
PS Business Parks, Inc.	286	14,758
Public Storage	1,511	122,074
Public Storage, Inc. Class A	367	9,527
Ramco-Gershenson Properties Trust	741	15,220
Realty Income Corp.(a)	1,996	45,429
Regency Centers Corp.	930	54,982
Resource Capital Corp.	1,921	13,850
Saul Centers, Inc.	254	11,935
Senior Housing Properties Trust	1,964	38,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Simon Property Group, Inc.	2,885	$259,332
SL Green Realty Corp.	676	55,919
Sovran Self Storage, Inc.	472	19,616
Strategic Hotels & Resorts, Inc.	1,437	13,465
Sun Communities, Inc.	790	14,402
Sunstone Hotel Investors, Inc.	1,354	22,476
Tanger Factory Outlet Centers, Inc.	398	14,300
Taubman Centers, Inc.	488	23,741
UDR, Inc.	2,991	66,939
Universal Health Realty Income Trust	375	11,250
Urstadt Biddle Properties, Inc. Class A	197	2,888
U-Store-It Trust	2,601	31,082
Ventas, Inc.	1,981	84,331
Vornado Realty Trust	2,208	194,303
Washington Real Estate Investment Trust	897	26,955
Weingarten Realty Investors	1,602	48,573
Winthrop Realty Trust	1,306	4,702

Total REITS		4,458,330

Retail—5.1%
Abercrombie & Fitch Co.	308	19,305
Advance Auto Parts, Inc.	342	13,280
American Eagle Outfitters, Inc.	1,530	20,854
Asbury Automotive Group, Inc.	926	11,899
Barnes & Noble, Inc.	473	11,749
Best Buy Co., Inc.	1,508	59,717
Bob Evans Farms, Inc.	148	4,233
Brinker International, Inc.	998	18,862
Buckle, Inc. (The)	380	17,377
Burger King Holdings, Inc.	627	16,797
Cato Corp. (The) Class A	317	4,514
CBRL Group, Inc.	104	2,549
Costco Wholesale Corp.	1,288	90,340
CVS Corp.	3,030	119,897
Darden Restaurants, Inc.	1,197	38,232
DineEquity, Inc.	136	5,081
Family Dollar Stores, Inc.	1,201	23,948
Foot Locker, Inc.	2,365	29,444
Gap, Inc. (The)	4,292	71,548
Guess ?, Inc.	350	13,108
Home Depot, Inc.	19,701	461,397
J.C. Penney Co., Inc.	1,476	53,564
Ltd. Brands, Inc.	3,874	65,277
Liz Claiborne, Inc.	266	3,764
Longs Drug Stores Corp.	109	4,590
Lowe’s Cos., Inc.	6,861	142,366
Macy’s, Inc.	2,797	54,318
McDonald’s Corp.	10,288	578,392
MSC Industrial Direct Co. Class A	402	17,732
Nordstrom, Inc.	1,462	44,299
Nu Skin Enterprises, Inc. Class A	789	11,772
OfficeMax, Inc.	869	12,079
Penske Auto Group, Inc.	830	12,234
RadioShack Corp.	929	11,399
Ross Stores, Inc.	699	24,828
Ruby Tuesday, Inc.	1,218	6,577
Sonic Automotive, Inc. Class A	289	3,725
Staples, Inc.	2,947	69,991
Talbots, Inc.(a)	977	11,323
Target Corp.	3,094	143,840
Tiffany & Co.	662	26,977
TJX Cos., Inc.	1,852	58,282
Triarc Cos., Inc. Class B	1,487	9,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Walgreen Co.	3,572	$116,126
Wal-Mart Stores, Inc.	25,035	1,406,968
Wendy’s International, Inc.	738	20,088
Williams-Sonoma, Inc.	709	14,067
Yum! Brands, Inc.	2,910	102,112

Total Retail		4,080,234

Savings & Loans—0.9%
Astoria Financial Corp.	1,596	32,048
BankAtlantic Bancorp, Inc. Class A	1,030	1,813
Brookline Bancorp, Inc.	535	5,109
Capitol Federal Financial	1,643	61,793
Dime Community Bancshares	426	7,033
Downey Financial Corp.	284	787
First Niagara Financial Group, Inc.	2,086	26,826
First Place Financial Corp.	339	3,187
Hudson City Bancorp, Inc.	4,252	70,923
New York Community Bancorp, Inc.	6,599	117,726
NewAlliance Bancshares, Inc.	1,213	15,138
Northwest Bancorp, Inc.	718	15,667
People’s United Financial, Inc.	3,497	54,553
Provident Financial Services, Inc.	918	12,861
United Community Financial Corp.	1,048	3,930
Washington Federal, Inc.	1,336	24,182
Washington Mutual, Inc.(a)	46,007	226,814

Total Savings & Loans		680,390

Semiconductors—1.9%
Altera Corp.	1,241	25,689
Analog Devices, Inc.	2,566	81,522
Applied Materials, Inc.	6,380	121,794
Intel Corp.	38,580	828,698
Intersil Corp. Class A	952	23,153
KLA -Tencor Corp.	812	33,057
Linear Technology Corp.	1,913	62,306
Microchip Technology, Inc.	2,964	90,521
National Semiconductor Corp.	1,123	23,066
Texas Instruments, Inc.	5,395	151,923
Xilinx, Inc.	2,449	61,837

Total Semiconductors		1,503,566

Software—1.6%
Acxiom Corp.	490	5,630
Blackbaud, Inc.	112	2,397
Broadridge Financial Solutions, Inc.	756	15,914
CA, Inc.	1,350	31,172
Dun & Bradstreet Corp.	279	24,452
Fidelity National Information Services, Inc.	459	16,942
IMS Health, Inc.	648	15,098
Microsoft Corp.	40,230	1,106,726
Quality Systems, Inc.	472	13,820
SEI Investments Co.	380	8,938

Total Software		1,241,089

Telecommunications—6.2%
Adtran, Inc.	632	15,067
Alaska Communications Systems Group, Inc.	1,203	14,364
AT&T, Inc.	73,507	2,476,451
CenturyTel, Inc.	337	11,994
Citizens Communications Co.	9,104	103,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
Consolidated Communications Holdings, Inc.	1,130	$16,826
Corning, Inc.	4,674	107,736
Embarq Corp.	2,646	125,076
FairPoint Communications, Inc.(a)	2,361	17,023
Harris Corp.	519	26,204
Iowa Telecommunications Services, Inc.	1,349	23,756
Motorola, Inc.	9,868	72,431
NTELOS Holdings Corp.	565	14,334
QUALCOMM, Inc.	8,079	358,465
Telephone & Data Systems, Inc. Special Shares	209	9,217
Verizon Communications, Inc.	38,879	1,376,317
Virgin Media, Inc.	1,209	16,454
Windstream Corp.	12,753	157,372

Total Telecommunications		4,942,326

Textiles—0.0%
Cintas Corp.	861	22,825

Toys/Games/Hobbies—0.2%
Hasbro, Inc.	1,307	46,686
Mattel, Inc.	4,856	83,135

Total Toys/Games/Hobbies		129,821

Transportation—1.6%
Alexander & Baldwin, Inc.	447	20,361
Arkansas Best Corp.	214	7,841
Burlington Northern Santa Fe Corp.	1,890	188,792
C.H. Robinson Worldwide, Inc.	1,088	59,666
CSX Corp.	2,060	129,389
Expeditors International Washington, Inc.	580	24,940
FedEx Corp.	453	35,692
Horizon Lines, Inc. Class A	220	2,189
JB Hunt Transport Services, Inc.	822	27,356
Norfolk Southern Corp.	2,860	179,236
Overseas Shipholding Group, Inc.	260	20,675
Pacer International, Inc.	411	8,841
Ryder System, Inc.	462	31,823
Tidewater, Inc.	365	23,736
Union Pacific Corp.	2,546	192,223
United Parcel Service, Inc. Class B	5,449	334,949

Total Transportation		1,287,709

Trucking & Leasing—0.1%
GATX Corp.	595	26,376
TAL International Group, Inc.	1,025	23,309

Total Trucking & Leasing		49,685

Water—0.0%
Aqua America, Inc.	1,190	19,004
California Water Service Group	345	11,306

Total Water		30,310

TOTAL COMMON STOCKS (Cost: $99,763,106)		79,663,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Dividend Fund

June 30, 2008

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $149,450)	149,450	$149,450

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.4%
MONEY MARKET FUND(c)—1.4%
UBS Private Money Market Fund LLC, 2.51% (Cost: $1,103,155)(d)	1,103,155	1,103,155

TOTAL INVESTMENTS IN SECURITIES—101.1% (Cost: $101,015,711)(e)		80,916,591
Liabilities in Excess of Other Assets—(1.1)%		(879,525)

NET ASSETS—100.0%		$80,037,066

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $1,042,668 and the total market value of the collateral held by the Fund was $1,103,155.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$80,916,591
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$80,916,591

See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	27.3%
Consumer Staples	19.5%
Industrials	11.1%
Energy	9.8%
Communications	7.8%
Consumer Discretionary	7.0%
Utilities	6.7%
Basic Materials	5.2%
Technology	5.1%
Diversified	0.0	% #
Other	0.5%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Agriculture—3.1%
Altria Group, Inc.	104,881	$2,156,353
Reynolds American, Inc.	19,009	887,150
Universal Corp.	1,324	59,871
UST, Inc.	8,605	469,919
Vector Group Ltd.	5,450	87,909

Total Agriculture		3,661,202

Apparel—0.0%
Cherokee, Inc.	958	19,304

Auto Manufacturers—0.3%
General Motors Corp.(a)	26,902	309,373

Auto Parts & Equipment—0.1%
ArvinMeritor, Inc.	3,365	41,995
Modine Manufacturing Co.	1,773	21,932
Superior Industries International, Inc.	1,123	18,956

Total Auto Parts & Equipment		82,883

Banks—21.8%
AMCORE Financial, Inc.	889	5,032
Ameris Bancorp	527	4,585
Arrow Financial Corp.	633	11,476
Associated Banc-Corp	7,479	144,270
BancorpSouth, Inc.	3,696	64,643
BancTrust Financial Group, Inc.	966	6,366
Bank Mutual Corp.	2,046	20,542
Bank of America Corp.	347,286	8,289,716
Bank of Hawaii Corp.	2,197	105,017
BB&T Corp.(a)	40,518	922,595
Capitol Bancorp Ltd.	1,132	10,154
Central Pacific Financial Corp.	1,966	20,958
Chemical Financial Corp.	1,428	29,131
City Holding Co.	725	29,558
Colonial BancGroup, Inc. (The)(a)	10,546	46,613
Comerica, Inc.	11,643	298,410
Community Bank System, Inc.	1,560	32,167
Community Trust Bancorp, Inc.	792	20,798
Fifth Third Bancorp	44,365	451,636
First Bancorp	740	9,354
First Busey Corp.	1,602	21,178
First Commonwealth Financial Corp.(a)	5,890	54,954
First Community Bancshares, Inc.	488	13,762
First Financial Bancorp	2,914	26,809
First Financial Bankshares, Inc.	947	43,382
First Merchants Corp.	981	17,805
First Midwest Bancorp, Inc.	2,712	50,579
First South Bancorp, Inc.	397	5,113
FirstMerit Corp.	6,198	101,089
FNB Corp. / PA	6,474	76,264
Frontier Financial Corp.	2,077	17,696
Fulton Financial Corp.	11,952	120,118
Harleysville National Corp.	2,117	23,626
Huntington Bancshares, Inc.	34,994	201,915
Independent Bank Corp. / MI	2,697	10,788
Integra Bank Corp.	1,322	10,351
KeyCorp	32,490	356,740
Lakeland Bancorp, Inc.	967	11,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
MainSource Financial Group, Inc.	789	$12,230
Marshall & Ilsley Corp.	15,640	239,761
Midwest Banc Holdings, Inc.	1,486	7,237
National City Corp.(a)	80,745	385,154
National Penn Bancshares, Inc.	2,715	36,055
NBT Bancorp, Inc.	1,300	26,793
Old National Bancorp	4,964	70,787
Pacific Capital Bancorp	2,717	37,440
Park National Corp.	1,037	55,894
Peoples Bancorp, Inc.	446	8,465
PNC Financial Services Group, Inc. (The)	16,838	961,450
Provident Bankshares Corp.	2,315	14,770
Regions Financial Corp.	56,461	615,990
Renasant Corp.	800	11,784
S&T Bancorp, Inc.	1,306	37,952
Seacoast Banking Corp. of Florida(a)	1,387	10,763
South Financial Group, Inc. (The)(a)	4,123	16,162
State Bancorp, Inc.	849	10,613
Sterling Bancorp	1,243	14,854
SunTrust Banks, Inc.	20,421	739,649
Susquehanna Bancshares, Inc.	3,784	51,803
Synovus Financial Corp.	14,748	128,750
TCF Financial Corp.	8,812	106,008
TrustCo Bank Corp.	5,855	43,444
Trustmark Corp.	2,750	48,538
U.S. Bancorp	111,117	3,099,052
Umpqua Holdings Corp.(a)	3,954	47,962
Union Bankshares Corp.	569	8,472
UnionBanCal Corp.	7,467	301,816
United Bankshares, Inc.	2,128	48,838
Univest Corp. of Pennsylvania	613	12,174
Valley National Bancorp	7,516	118,527
Wachovia Corp.	165,099	2,563,987
Washington Trust Bancorp, Inc.	548	10,796
Webster Financial Corp.	2,408	44,789
Wells Fargo & Co.	172,604	4,099,344
WesBanco, Inc.	1,355	23,238
Whitney Holding Corp.	3,922	71,773
Wilmington Trust Corp.	3,524	93,175
Zions Bancorp	4,906	154,490

Total Banks		26,077,747

Building Materials—0.3%
Masco Corp.	20,386	320,672

Chemicals—3.3%
Dow Chemical Co. (The)	49,160	1,716,175
E.I. du Pont de Nemours & Co.	43,938	1,884,500
Georgia Gulf Corp.(a)	2,211	6,412
Innophos Holdings, Inc.	1,247	39,842
Kronos Worldwide, Inc.	3,820	58,790
NL Industries, Inc.	3,230	30,782
Olin Corp.	3,914	102,469
Quaker Chemical Corp.	574	15,303
RPM International, Inc.	5,945	122,467
Spartech Corp.	1,616	15,239

Total Chemicals		3,991,979

Coal—0.1%
Penn Virginia GP Holdings LP	1,928	63,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Commercial Services—0.1%
Advance America, Cash Advance Centers, Inc.	5,229	$26,563
Deluxe Corp.	2,132	37,993
Diamond Management & Technology Consultants, Inc.	1,802	9,388
Landauer, Inc.	465	26,152

Total Commercial Services		100,096

Computers—0.0%
Imation Corp.	1,468	33,647

Distribution/Wholesale—0.0%
Watsco, Inc.	1,274	53,253

Diversified Financial Services—11.9%
Advanta Corp. Class B	3,780	23,776
CIT Group, Inc.	10,240	69,734
Citigroup, Inc.	452,803	7,588,979
Fannie Mae	68,075	1,328,143
JPMorgan Chase & Co.	147,581	5,063,504
Student Loan Corp. (The)	1,247	122,306

Total Diversified Financial Services		14,196,442

Electric—8.6%
ALLETE, Inc.	1,575	66,150
Ameren Corp.	12,505	528,086
American Electric Power Co., Inc.	17,858	718,427
Black Hills Corp.	1,530	49,052
CenterPoint Energy, Inc.	15,419	247,475
Central Vermont Public Service Corp.	369	7,148
CH Energy Group, Inc.	966	34,361
Cleco Corp.	2,504	58,418
Consolidated Edison, Inc.	16,464	643,578
Dominion Resources, Inc.	24,497	1,163,362
DPL, Inc.	5,175	136,517
DTE Energy Co.	9,599	407,382
Duke Energy Corp.	69,929	1,215,365
Empire District Electric Co. (The)	2,155	39,954
Energy East Corp.	9,253	228,734
Great Plains Energy, Inc.	6,259	158,228
Hawaiian Electric Industries, Inc.	5,753	142,272
IDACORP, Inc.	1,946	56,220
Integrys Energy Group, Inc.	4,990	253,642
MGE Energy, Inc.	1,081	35,262
NorthWestern Corp.	2,070	52,619
NSTAR	5,181	175,221
OGE Energy Corp.	4,360	138,256
Otter Tail Corp.	1,264	49,081
Pinnacle West Capital Corp.	6,329	194,743
PNM Resources, Inc.	3,976	47,553
Portland General Electric Co.	2,692	60,624
Progress Energy, Inc.	16,592	694,043
Puget Energy, Inc.	5,393	129,378
SCANA Corp.	6,081	224,997
Southern Co.	40,606	1,417,961
TECO Energy, Inc.	12,095	259,922
UIL Holdings Corp.	1,539	45,262
Westar Energy, Inc.	5,293	113,852
Xcel Energy, Inc.	21,484	431,184

Total Electric		10,224,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Entertainment—0.1%
Regal Entertainment Group Class A	10,671	$163,053

Food—0.6%
B&G Foods, Inc. Class A	3,556	33,213
H.J. Heinz Co.	13,363	639,420

Total Food		672,633

Forest Products & Paper—1.0%
Louisiana-Pacific Corp.	5,658	48,036
Plum Creek Timber Co., Inc.	8,171	348,983
Potlatch Corp.	2,112	95,293
Rayonier, Inc.	4,276	181,559
Wausau Paper Corp.	2,245	17,309
Weyerhaeuser Co.	9,093	465,017

Total Forest Products & Paper		1,156,197

Gas—0.9%
AGL Resources, Inc.	4,408	152,429
Atmos Energy Corp.	5,513	151,993
Chesapeake Utilities Corp.	345	8,873
Laclede Group, Inc. (The)	1,165	47,031
New Jersey Resources Corp.	1,662	54,264
Nicor, Inc.	2,464	104,942
NiSource, Inc.	17,406	311,916
Piedmont Natural Gas Co., Inc.	3,507	91,743
Vectren Corp.	4,262	133,017

Total Gas		1,056,208

Healthcare-Products—0.0%
LCA-Vision, Inc.(a)	962	4,589

Healthcare-Services—0.1%
Brookdale Senior Living, Inc.	8,733	177,804

Holding Companies-Diversified—0.0%
Compass Diversified Holdings	3,586	40,988

Home Builders—0.3%
D.R. Horton, Inc.	18,460	200,291
KB Home	5,213	88,256
Lennar Corp. Class B	1,700	18,870

Total Home Builders		307,417

Home Furnishings—0.1%
Furniture Brands International, Inc.	4,002	53,467
Kimball International, Inc. Class B	1,356	11,228
La-Z-Boy, Inc.	4,311	32,979

Total Home Furnishings		97,674

Household Products/Wares—0.2%
Avery Dennison Corp.	4,296	188,723
Ennis, Inc.	1,199	18,764
Standard Register Co. (The)	2,325	21,925

Total Household Products/Wares		229,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Housewares—0.2%
Newell Rubbermaid, Inc.	11,718	$196,745

Insurance—1.0%
Arthur J. Gallagher & Co.	5,756	138,720
Baldwin & Lyons, Inc. Class B	627	10,960
Cincinnati Financial Corp.	7,750	196,850
Fidelity National Title Group, Inc. Class A	21,893	275,852
LandAmerica Financial Group, Inc.	762	16,909
Mercury General Corp.	2,904	135,675
Old Republic International Corp.	12,822	151,812
Safety Insurance Group, Inc.	868	30,944
Unitrin, Inc.	3,413	94,096
Universal Insurance Holdings, Inc.	2,262	8,007
Zenith National Insurance Corp.	2,304	81,009

Total Insurance		1,140,834

Internet—0.0%
United Online, Inc.	5,808	58,254

Investment Companies—1.2%
American Capital Strategies Ltd.	28,578	679,298
Apollo Investment Corp.(a)	19,034	272,757
Ares Capital Corp.	10,711	107,967
BlackRock Kelso Capital Corp.	8,125	76,863
Gladstone Capital Corp.(a)	1,865	28,423
Hercules Technology Growth Capital, Inc.	4,201	37,515
MCG Capital Corp.	12,487	49,698
NGP Capital Resources Co.(a)	2,074	31,960
Patriot Capital Funding, Inc.	3,306	20,663
PennantPark Investment Corp.	2,359	17,008
Prospect Capital Corp.(a)	3,275	43,165
TICC Capital Corp.	4,315	23,560

Total Investment Companies		1,388,877

Iron/Steel—0.0%
Mesabi Trust	1,549	47,709

Leisure Time—0.0%
Marine Products Corp.	1,537	10,144

Machinery-Diversified—0.0%
Briggs & Stratton Corp.	2,504	31,751

Media—1.0%
CBS Corp. Class B	30,853	601,324
Entercom Communications Corp. Class A	4,140	29,063
Gannett Co., Inc.	12,461	270,030
GateHouse Media, Inc.(a)	12,412	30,534
Journal Communications, Inc. Class A	1,969	9,491
Lee Enterprises, Inc.(a)	2,718	10,845
McClatchy Co. Class A(a)	4,180	28,340
Media General, Inc. Class A(a)	1,176	14,053
New York Times Co. (The) Class A	9,818	151,099
Sinclair Broadcast Group, Inc. Class A	4,597	34,937
World Wrestling Entertainment, Inc. Class A	2,006	31,033

Total Media		1,210,749

Metal Fabricate/Hardware—0.1%
Worthington Industries, Inc.(a)	3,709	76,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Mining—2.7%
Compass Minerals International, Inc.	1,295	$104,325
Southern Copper Corp.	29,283	3,122,446

Total Mining		3,226,771

Miscellaneous Manufacturing—0.2%
Leggett & Platt, Inc.	11,479	192,503
Reddy Ice Holdings, Inc.	1,905	26,060
Standex International Corp.	669	13,875

Total Miscellaneous Manufacturing		232,438

Office Furnishings—0.0%
Steelcase, Inc. Class A	4,309	43,219

Office/Business Equipment—0.3%
Pitney Bowes, Inc.	10,104	344,546

Packaging & Containers—0.2%
Packaging Corp. of America	5,835	125,511
Sonoco Products Co.	3,984	123,305

Total Packaging & Containers		248,816

Pharmaceuticals—9.8%
Bristol-Myers Squibb Co.	100,823	2,069,896
Eli Lilly & Co.	46,128	2,129,268
Pfizer, Inc.	432,653	7,558,449

Total Pharmaceuticals		11,757,613

Pipelines—0.7%
Spectra Energy Corp.	28,287	812,968

REITS—12.0%
Agree Realty Corp.	665	14,663
AMB Property Corp.	4,544	228,927
American Campus Communities, Inc.	2,227	62,000
Apartment Investment & Management Co. Class A	8,047	274,081
Ashford Hospitality Trust, Inc.	17,276	79,815
Associated Estates Realty Corp.	1,379	14,769
AvalonBay Communities, Inc.	3,571	318,390
BioMed Realty Trust, Inc.	4,328	106,166
Brandywine Realty Trust	10,612	167,245
BRE Properties, Inc.	3,414	147,758
Camden Property Trust	4,237	187,530
CapitalSource, Inc.(a)	36,563	405,118
CapLease, Inc.	4,929	36,918
CBL & Associates Properties, Inc.	7,327	167,349
Cedar Shopping Centers, Inc.	4,636	54,334
Colonial Properties Trust	5,616	112,432
Corporate Office Properties Trust	2,471	84,829
Cousins Properties, Inc.(a)	4,286	99,007
DCT Industrial Trust, Inc.	14,729	121,956
Developers Diversified Realty Corp.	10,353	359,353
DiamondRock Hospitality Co.	7,248	78,931
Digital Realty Trust, Inc.	2,667	109,107
Duke Realty Corp.	13,617	305,702
EastGroup Properties, Inc.	1,500	64,350
Education Realty Trust, Inc.	2,738	31,898
Entertainment Properties Trust	2,332	115,294
Equity One, Inc.	5,025	103,264
Equity Residential	17,444	667,582
Essex Property Trust, Inc.	1,194	127,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Extra Space Storage, Inc.	6,034	$92,682
FelCor Lodging Trust, Inc.	5,673	59,567
First Industrial Realty Trust, Inc.(a)	4,552	125,043
First Potomac Realty Trust	2,339	35,646
Franklin Street Properties Corp.	7,389	93,397
General Growth Properties, Inc.	14,997	525,345
Getty Realty Corp.	2,155	31,054
Glimcher Realty Trust	6,421	71,787
HCP, Inc.	15,779	501,930
Health Care REIT, Inc.	6,430	286,135
Healthcare Realty Trust, Inc.	3,976	94,510
Hersha Hospitality Trust	3,612	27,271
Highwoods Properties, Inc.	4,080	128,194
Home Properties, Inc.	2,518	121,015
Hospitality Properties Trust	11,090	271,261
Host Hotels & Resorts, Inc.	29,809	406,893
HRPT Properties Trust	31,961	216,376
Inland Real Estate Corp.	5,462	78,762
Investors Real Estate Trust	5,061	48,282
iStar Financial, Inc.(a)	20,657	272,879
Kilroy Realty Corp.	1,710	80,421
Kimco Realty Corp.	14,000	483,280
Kite Realty Group Trust	1,987	24,838
LaSalle Hotel Properties	3,065	77,023
Lexington Realty Trust	7,743	105,537
Liberty Property Trust	10,082	334,218
LTC Properties, Inc.	1,706	43,605
Macerich Co. (The)	4,076	253,242
Mack-Cali Realty Corp.	6,789	231,980
Medical Properties Trust, Inc.	6,747	68,280
Mid-America Apartment Communities, Inc.	1,852	94,526
Mission West Properties, Inc.	1,656	18,150
National Health Investors, Inc.	2,334	66,542
National Retail Properties, Inc.	5,646	118,001
Nationwide Health Properties, Inc.	6,292	198,135
Omega Healthcare Investors, Inc.	6,198	103,197
One Liberty Properties, Inc.	958	15,625
Parkway Properties, Inc.	1,404	47,357
Pennsylvania Real Estate Investment Trust	3,790	87,701
Post Properties, Inc.	2,678	79,671
PS Business Parks, Inc.	882	45,511
Ramco-Gershenson Properties Trust	1,969	40,443
Realty Income Corp.(a)	7,561	172,088
Regency Centers Corp.	3,627	214,428
Resource Capital Corp.	4,910	35,401
Saul Centers, Inc.	788	37,028
Senior Housing Properties Trust	6,528	127,492
Simon Property Group, Inc.	10,730	964,519
Sovran Self Storage, Inc.	1,654	68,740
Strategic Hotels & Resorts, Inc.	5,347	50,101
Sun Communities, Inc.	2,605	47,489
Sunstone Hotel Investors, Inc.	5,342	88,677
Tanger Factory Outlet Centers, Inc.	1,477	53,069
UDR, Inc.	11,021	246,650
Universal Health Realty Income Trust	942	28,260
Urstadt Biddle Properties, Inc. Class A	1,422	20,847
U-Store-It Trust	8,558	102,268
Ventas, Inc.	7,726	328,896
Vornado Realty Trust	8,168	718,783
Washington Real Estate Investment Trust	3,284	98,684
Weingarten Realty Investors	6,571	199,233
Winthrop Realty Trust	4,180	15,048

Total REITS		14,368,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Retail—1.6%
Asbury Automotive Group, Inc.	2,453	$31,521
Cato Corp. (The) Class A	1,616	23,012
Foot Locker, Inc.	7,625	94,931
Home Depot, Inc.	73,748	1,727,177
Kenneth Cole Productions, Inc. Class A	601	7,633
Lithia Motors, Inc. Class A	735	3,616
Ruby Tuesday, Inc.	2,667	14,402
Talbots, Inc.(a)	2,813	32,603
Triarc Cos., Inc. Class B	3,387	21,440

Total Retail		1,956,335

Savings & Loans—1.6%
Astoria Financial Corp.	5,573	111,906
Brookline Bancorp, Inc.	2,480	23,684
Capitol Federal Financial	6,059	227,879
Dime Community Bancshares	1,904	31,435
First Financial Holdings, Inc.	519	8,916
First Niagara Financial Group, Inc.	6,401	82,317
First Place Financial Corp.	906	8,516
New York Community Bancorp, Inc.(a)	23,737	423,469
Northwest Bancorp, Inc.	2,139	46,673
OceanFirst Financial Corp.	804	14,512
Washington Federal, Inc.	4,373	79,151
Washington Mutual, Inc.(a)	172,408	849,972

Total Savings & Loans		1,908,430

Semiconductors—0.3%
Microchip Technology, Inc.	10,742	328,061

Software—0.0%
Computer Programs & Systems, Inc.	936	16,221
Quality Systems, Inc.(a)	1,155	33,818

Total Software		50,039

Telecommunications—13.4%
Alaska Communications Systems Group, Inc.	3,149	37,599
AT&T, Inc.	274,157	9,236,350
Citizens Communications Co.	32,812	372,088
Consolidated Communications Holdings, Inc.	3,019	44,953
D&E Communications, Inc.	660	5,867
Embarq Corp.	10,046	474,874
FairPoint Communications, Inc.	7,597	54,774
Iowa Telecommunications Services, Inc.	4,200	73,962
NTELOS Holdings Corp.	1,661	42,140
Verizon Communications, Inc.	144,776	5,125,071
Windstream Corp.	46,960	579,486

Total Telecommunications		16,047,164

Toys/Games/Hobbies—0.3%
Mattel, Inc.	17,598	301,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Investments	Shares	Value
Transportation—0.0%
Pacer International, Inc.	2,007	$43,171

Trucking & Leasing—0.1%
TAL International Group, Inc.	2,816	64,036

Water—0.0%
Middlesex Water Co.	789	13,090

TOTAL COMMON STOCKS (Cost: $174,924,723)		118,948,155

SHORT-TERM INVESTMENT—0.5%
MONEY MARKET FUND—0.5%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $596,167)	596,167	596,167

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—3.6%
MONEY MARKET FUNDS(c) —3.6%
DWS Money Market Fund, 2.74%	2,516,717	2,516,717
UBS Private Money Market Fund LLC, 2.51%	1,792,093	1,792,093

TOTAL INVESTMENTS Of CASH COLLATERAL FOR SECURITIES LOANED (Cost: $4,308,810)(d)		4,308,810

TOTAL INVESTMENTS IN SECURITIES—103.7% (Cost: $179,829,700)(e)		123,853,132
Liabilities in Excess of Other Assets—(3.7)%		(4,479,368)

NET ASSETS—100.0%		$119,373,764

LP – Limited Partnership

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $4,100,062 and the total market value of the collateral held by the Fund was $4,308,810.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree High-Yielding Equity Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$123,853,132
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$123,853,132

See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	49.5%
Communications	14.5%
Consumer Staples	13.9%
Utilities	9.5%
Basic Materials	7.1%
Consumer Discretionary	3.0%
Industrials	0.8%
Energy	0.7%
Technology	0.6%
Diversified	0.0	% #
Other	0.4%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.3%
Agriculture—2.8%
Altria Group, Inc.	23,333	$479,726
Reynolds American, Inc.	34,959	1,631,537
UST, Inc.	35,981	1,964,922

Total Agriculture		4,076,185

Apparel—0.9%
VF Corp.	18,808	1,338,753

Auto Manufacturers—0.5%
General Motors Corp.(a)	64,520	741,980

Banks—15.9%
Bank of America Corp.	67,911	1,621,036
BB&T Corp.(a)	83,579	1,903,094
Comerica, Inc.	66,451	1,703,139
Fifth Third Bancorp	123,857	1,260,864
KeyCorp	134,560	1,477,469
M&T Bank Corp.(a)	20,151	1,421,452
Marshall & Ilsley Corp.	76,256	1,169,004
National City Corp.(a)	282,112	1,345,674
PNC Financial Services Group, Inc. (The)	27,444	1,567,052
Regions Financial Corp.(a)	124,036	1,353,233
SunTrust Banks, Inc.	33,224	1,203,373
Synovus Financial Corp.(a)	67,761	591,554
U.S. Bancorp	78,151	2,179,630
UnionBanCal Corp.	39,968	1,615,507
Wachovia Corp.	77,260	1,199,848
Wells Fargo & Co.	60,685	1,441,269

Total Banks		23,053,198

Beverages—0.9%
Anheuser-Busch Cos., Inc.	21,795	1,353,905

Building Materials—1.0%
Masco Corp.	95,158	1,496,835

Chemicals—3.9%
Dow Chemical Co. (The)	45,840	1,600,274
E.I. du Pont de Nemours & Co.	41,496	1,779,764
PPG Industries, Inc.	20,216	1,159,792
Rohm & Haas Co.(a)	22,841	1,060,736

Total Chemicals		5,600,566

Commercial Services—0.7%
R.R. Donnelley & Sons Co.	36,004	1,068,959

Distribution/Wholesale—0.8%
Genuine Parts Co.	30,201	1,198,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	Value
Diversified Financial Services—3.2%
Citigroup, Inc.	108,562	$1,819,499
Fannie Mae	48,057	937,592
Freddie Mac	43,041	705,872
JPMorgan Chase & Co.	36,047	1,236,773

Total Diversified Financial Services		4,699,736

Electric—15.5%
Ameren Corp.	40,423	1,707,063
American Electric Power Co., Inc.	34,401	1,383,952
Consolidated Edison, Inc.	45,353	1,772,849
Dominion Resources, Inc.	32,332	1,535,447
DTE Energy Co.	46,269	1,963,656
Duke Energy Corp.	98,832	1,717,700
Entergy Corp.	10,123	1,219,619
FirstEnergy Corp.	18,537	1,526,151
FPL Group, Inc.	15,548	1,019,638
PG&E Corp.	31,632	1,255,474
PPL Corp.	19,593	1,024,126
Progress Energy, Inc.	47,818	2,000,227
Public Service Enterprise Group, Inc.	23,418	1,075,589
Southern Co.	50,071	1,748,479
Xcel Energy, Inc.	81,196	1,629,604

Total Electric		22,579,574

Environmental Control—1.2%
Waste Management, Inc.	45,575	1,718,633

Food—5.7%
Campbell Soup Co.	30,435	1,018,355
ConAgra Foods, Inc.	56,715	1,093,465
General Mills, Inc.	21,280	1,293,186
H.J. Heinz Co.	32,587	1,559,289
Kraft Foods, Inc. Class A	45,416	1,292,085
Sara Lee Corp.	73,709	902,935
SYSCO Corp.	39,899	1,097,621

Total Food		8,256,936

Forest Products & Paper—2.6%
International Paper Co.	45,268	1,054,744
Plum Creek Timber Co., Inc.	37,026	1,581,381
Weyerhaeuser Co.	21,982	1,124,159

Total Forest Products & Paper		3,760,284

Healthcare-Products—0.7%
Johnson & Johnson	16,823	1,082,392

Household Products/Wares—1.5%
Clorox Co.	17,398	908,176
Kimberly-Clark Corp.	20,953	1,252,570

Total Household Products/Wares		2,160,746

Housewares—0.7%
Newell Rubbermaid, Inc.(a)	60,397	1,014,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	Value
Insurance—2.6%
Allstate Corp. (The)	27,506	$1,253,999
Lincoln National Corp.(a)	22,814	1,033,930
Marsh & McLennan Cos., Inc.	56,874	1,510,005

Total Insurance		3,797,934

Investment Companies—2.6%
American Capital Strategies Ltd.	156,871	3,728,824

Leisure Time—0.6%
Harley-Davidson, Inc.	25,639	929,670

Media—1.7%
CBS Corp. Class B	68,699	1,338,944
Gannett Co., Inc.(a)	52,059	1,128,119

Total Media		2,467,063

Mining—2.6%
Southern Copper Corp.	35,108	3,743,566

Miscellaneous Manufacturing—0.8%
General Electric Co.	42,536	1,135,286

Office/Business Equipment—1.1%
Pitney Bowes, Inc.	44,849	1,529,351

Oil & Gas—0.9%
Chevron Corp.	12,878	1,276,596

Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.	72,770	1,493,968
Eli Lilly & Co.	30,489	1,407,372
Merck & Co., Inc.	19,919	750,747
Pfizer, Inc.	108,394	1,893,644

Total Pharmaceuticals		5,545,731

Pipelines—1.3%
Spectra Energy Corp.	64,282	1,847,465

REITS—13.4%
AvalonBay Communities, Inc.	17,413	1,552,543
Boston Properties, Inc.	13,552	1,222,661
Equity Residential	65,159	2,493,635
General Growth Properties, Inc.	53,371	1,869,586
HCP, Inc.	85,519	2,720,359
Host Hotels & Resorts, Inc.	116,867	1,595,235
Kimco Realty Corp.	55,271	1,907,955
ProLogis	21,886	1,189,504
Public Storage	16,225	1,310,818
Simon Property Group, Inc.	19,308	1,735,596
Vornado Realty Trust	22,232	1,956,416

Total REITS		19,554,308

Retail—2.7%
Home Depot, Inc.	59,925	1,403,444
Ltd. Brands, Inc.	80,617	1,358,396
McDonald’s Corp.	19,869	1,117,035

Total Retail		3,878,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	Value
Savings & Loans—0.4%
Washington Mutual, Inc.(a)	132,343	$652,451

Software—1.6%
Automatic Data Processing, Inc.	26,656	1,116,886
Paychex, Inc.	37,125	1,161,270

Total Software		2,278,156

Telecommunications—3.7%
AT&T, Inc.	46,012	1,550,144
Embarq Corp.	49,424	2,336,273
Verizon Communications, Inc.	41,407	1,465,808

Total Telecommunications		5,352,225

Toys/Games/Hobbies—1.0%
Mattel, Inc.	88,296	1,511,628

TOTAL COMMON STOCKS (Cost: $200,733,401)		144,430,253

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $374,818)	374,818	374,818

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—7.3%
MONEY MARKET FUNDS(c)—7.3%
DWS Money Market Fund, 2.74%	6,024,178	6,024,178
UBS Private Money Market Fund LLC, 2.51%	4,602,022	4,602,022

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $10,626,200)(d)		10,626,200

TOTAL INVESTMENTS IN SECURITIES—106.8% (Cost: $211,734,419)(e)		155,431,271
Liabilities in Excess of Other Assets—(6.8)%		(9,960,116)

NET ASSETS —100.0%		$145,471,155

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $10,170,377 and the total market value of the collateral held by the Fund was $10,626,200.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dividend Top 100SM Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$155,431,271
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$155,431,271

See Notes to Schedule of Investments.

WisdomTree Dividend TopSM 100 Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	38.1%
Consumer Staples	17.8%
Utilities	15.5%
Basic Materials	9.0%
Consumer Discretionary	7.3%
Communications	5.4%
Industrials	3.0%
Energy	2.1%
Technology	1.1%
Other	0.7%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.7%
Advertising—0.1%
Omnicom Group, Inc.	5,933	$266,273

Aerospace/Defense—2.0%
Boeing Co. (The)	18,433	1,211,417
General Dynamics Corp.	7,810	657,602
Goodrich Corp.	2,311	109,680
L-3 Communications Holdings, Inc.	1,663	151,117
Lockheed Martin Corp.	9,411	928,489
Northrop Grumman Corp.	9,348	625,381
Raytheon Co.	10,539	593,135
Rockwell Collins, Inc.	2,140	102,634
United Technologies Corp.	24,495	1,511,342

Total Aerospace/Defense		5,890,797

Agriculture—1.5%
Altria Group, Inc.	120,360	2,474,602
Archer-Daniels-Midland Co.	10,664	359,910
Reynolds American, Inc.	22,107	1,031,734
UST, Inc.	10,009	546,591

Total Agriculture		4,412,837

Airlines—0.0%
Southwest Airlines Co.	2,142	27,932

Apparel—0.3%
NIKE, Inc. Class B	8,267	492,796
VF Corp.	4,982	354,619

Total Apparel		847,415

Auto Manufacturers—0.2%
General Motors Corp.(a)	30,542	351,233
Paccar, Inc.	7,741	323,806

Total Auto Manufacturers		675,039

Auto Parts & Equipment—0.1%
Johnson Controls, Inc.	12,677	363,576

Banks—10.2%
Bank of America Corp.	400,392	9,557,357
Bank of New York Mellon Corp. (The)	32,958	1,246,801
BB&T Corp.(a)	46,723	1,063,883
Capital One Financial Corp.	1,422	54,050
Comerica, Inc.	13,602	348,619
Fifth Third Bancorp	51,679	526,092
KeyCorp	37,188	408,324
M&T Bank Corp.	5,514	388,958
Marshall & Ilsley Corp.	17,780	272,567
National City Corp.(a)	91,219	435,115
Northern Trust Corp.	4,743	325,228
PNC Financial Services Group, Inc. (The)	19,427	1,109,282
Regions Financial Corp.	64,858	707,601
State Street Corp.	6,374	407,872
SunTrust Banks, Inc.	23,523	852,003
Synovus Financial Corp.(a)	16,618	145,075
U.S. Bancorp	128,206	3,575,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
UnionBanCal Corp.	8,716	$352,301
Wachovia Corp.	190,023	2,951,057
Wells Fargo & Co.	198,991	4,726,036

Total Banks		29,453,886

Beverages—3.1%
Anheuser-Busch Cos., Inc.	26,979	1,675,935
Coca-Cola Co. (The)	73,232	3,806,600
Coca-Cola Enterprises, Inc.	6,538	113,107
Molson Coors Brewing Co., Class B	2,665	144,789
Pepsi Bottling Group, Inc.	4,570	127,594
PepsiCo, Inc.	45,927	2,920,499

Total Beverages		8,788,524

Building Materials—0.1%
Masco Corp.	23,400	368,082

Chemicals—2.4%
Air Products & Chemicals, Inc.	4,851	479,570
Dow Chemical Co. (The)(a)	56,630	1,976,953
E.I. du Pont de Nemours & Co.	50,768	2,177,440
Ecolab, Inc.	3,306	142,125
Monsanto Co.	5,426	686,063
PPG Industries, Inc.	7,318	419,834
Praxair, Inc.	6,389	602,099
Rohm & Haas Co.(a)	7,864	365,204
Sherwin-Williams Co. (The)	3,868	177,657

Total Chemicals		7,026,945

Coal—0.1%
Consol Energy, Inc.	1,507	169,342
Peabody Energy Corp.	1,540	135,597

Total Coal		304,939

Commercial Services—0.2%
McKesson Corp.	1,528	85,430
Moody’s Corp.(a)	3,308	113,928
R.R. Donnelley & Sons Co.	8,921	264,865
Western Union Co. (The)	1,970	48,698

Total Commercial Services		512,921

Computers—1.7%
Electronic Data Systems Corp.	7,352	181,153
Hewlett-Packard Co.	23,457	1,037,034
International Business Machines Corp.	30,390	3,602,127

Total Computers		4,820,314

Cosmetics/Personal Care—2.3%
Avon Products, Inc.	11,786	424,532
Colgate-Palmolive Co.	13,483	931,675
Procter & Gamble Co.	87,419	5,315,949

Total Cosmetics/Personal Care		6,672,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Distribution/Wholesale—0.2%
Genuine Parts Co.	7,498	$297,521
W.W. Grainger, Inc.	1,824	149,203

Total Distribution/Wholesale		446,724

Diversified Financial Services—7.8%
American Express Co.	23,821	897,337
Ameriprise Financial, Inc.	3,827	155,644
BlackRock, Inc.	2,209	390,993
Charles Schwab Corp. (The)	13,998	287,519
Citigroup, Inc.	522,193	8,751,955
CME Group, Inc.	390	149,444
Discover Financial Services	10,390	136,836
Fannie Mae	78,299	1,527,613
Franklin Resources, Inc.	1,923	176,243
Freddie Mac	29,569	484,932
Goldman Sachs Group, Inc.	3,990	697,851
JPMorgan Chase & Co.	170,678	5,855,962
Legg Mason, Inc.	2,557	111,408
Lehman Brothers Holdings, Inc.(a)	7,459	147,763
Merrill Lynch & Co., Inc.	31,960	1,013,452
Morgan Stanley	33,435	1,206,000
Nymex Holdings, Inc.	469	39,621
NYSE Euronext	4,471	226,501
T. Rowe Price Group, Inc.	4,259	240,506

Total Diversified Financial Services		22,497,580

Electric—5.6%
Ameren Corp.(a)	14,416	608,788
American Electric Power Co., Inc.	20,530	825,922
Consolidated Edison, Inc.	19,086	746,072
Constellation Energy Group, Inc.	4,509	370,189
Dominion Resources, Inc.	28,325	1,345,154
DTE Energy Co.	10,966	465,397
Duke Energy Corp.	80,655	1,401,784
Edison International	10,148	521,404
Entergy Corp.	7,324	882,396
Exelon Corp.	20,488	1,843,100
FirstEnergy Corp.	12,189	1,003,520
FPL Group, Inc.	14,055	921,727
PG&E Corp.	16,407	651,194
PPL Corp.	12,479	652,277
Progress Energy, Inc.	19,053	796,987
Public Service Enterprise Group, Inc.	18,316	841,254
Southern Co.	46,811	1,634,640
Xcel Energy, Inc.	24,594	493,602

Total Electric		16,005,407

Electrical Components & Equipment—0.4%
Emerson Electric Co.	25,172	1,244,755

Electronics—0.0%
Amphenol Corp. Class A	514	23,068

Engineering & Construction—0.0%
Fluor Corp.	718	133,605

Entertainment—0.1%
International Game Technology	5,943	148,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Environmental Control—0.3%
Waste Management, Inc.	21,732	$819,514

Food—2.6%
Campbell Soup Co.	13,699	458,369
ConAgra Foods, Inc.	22,092	425,934
General Mills, Inc.	13,346	811,036
H.J. Heinz Co.	15,341	734,067
Kellogg Co.	13,594	652,784
Kraft Foods, Inc. Class A	73,988	2,104,958
Kroger Co. (The)	11,588	334,546
Safeway, Inc.	5,146	146,918
Sara Lee Corp.	27,709	339,435
SUPERVALU, Inc.	5,730	177,000
SYSCO Corp.	24,763	681,230
Wm. Wrigley Jr. Co.	6,194	481,769

Total Food		7,348,046

Forest Products & Paper—0.5%
International Paper Co.	19,642	457,659
Plum Creek Timber Co., Inc.	9,354	399,509
Weyerhaeuser Co.	10,383	530,987

Total Forest Products & Paper		1,388,155

Gas—0.2%
Sempra Energy	7,749	437,431

Healthcare-Products—3.1%
Baxter International, Inc.	13,911	889,469
Becton Dickinson & Co.	4,943	401,866
C.R. Bard, Inc.	1,056	92,875
Johnson & Johnson	103,359	6,650,119
Medtronic, Inc.	16,923	875,765
Stryker Corp.	1,785	112,241

Total Healthcare-Products		9,022,335

Healthcare-Services—0.1%
Aetna, Inc.	513	20,792
Quest Diagnostics, Inc.	2,036	98,684
UnitedHealth Group, Inc.	1,250	32,813

Total Healthcare-Services		152,289

Holding Companies-Diversified—0.0%
Leucadia National Corp.	1,770	83,084

Household Products/Wares—0.6%
Clorox Co.	4,989	260,426
Fortune Brands, Inc.	5,178	323,159
Kimberly-Clark Corp.	18,935	1,131,934

Total Household Products/Wares		1,715,519

Housewares—0.1%
Newell Rubbermaid, Inc.	13,653	229,234

Insurance—3.1%
Allstate Corp. (The)	25,361	1,156,208
American Family Life Assurance Co., Inc.	9,707	609,600
American International Group, Inc.	52,220	1,381,741
AON Corp.	5,353	245,917
Assurant, Inc.	1,277	84,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Chubb Corp. (The)	12,158	$595,864
Cigna Corp.	154	5,450
CNA Financial Corp.	7,091	178,339
Genworth Financial, Inc. Class A	10,261	182,748
Hartford Financial Services Group, Inc. (The)	11,123	718,212
Lincoln National Corp.(a)	11,361	514,881
Loews Corp.	4,072	190,977
Marsh & McLennan Cos., Inc.	23,532	624,775
Metlife, Inc.	13,238	698,569
Principal Financial Group, Inc.	4,918	206,408
Progressive Corp. (The)	1,934	36,204
Prudential Financial, Inc.	8,234	491,899
Travelers Cos., Inc. (The)	20,734	899,856
Unum Group	6,463	132,168

Total Insurance		8,954,047

Investment Companies—0.3%
American Capital Strategies Ltd.	32,651	776,114

Iron/Steel—0.2%
Allegheny Technologies, Inc.	1,208	71,610
Nucor Corp.	3,268	244,022
United States Steel Corp.	1,312	242,431

Total Iron/Steel		558,063

Leisure Time—0.1%
Harley-Davidson, Inc.	9,139	331,380

Lodging—0.1%
Marriott International, Inc. Class A	4,855	127,395
Starwood Hotels & Resorts Worldwide, Inc.	5,720	229,201

Total Lodging		356,596

Machinery-Construction & Mining—0.5%
Caterpillar, Inc.	19,025	1,404,426

Machinery-Diversified—0.3%
Cummins, Inc.	2,548	166,945
Deere & Co.	7,720	556,844
Rockwell Automation, Inc.	3,748	163,900

Total Machinery-Diversified		887,689

Media—1.6%
CBS Corp. Class B	35,519	692,265
Clear Channel Communications, Inc.	15,902	559,750
Gannett Co., Inc.	14,270	309,231
McGraw-Hill Cos., Inc. (The)	8,823	353,979
News Corp. Class A	17,835	268,238
News Corp. Class B	6,788	104,196
Time Warner, Inc.	81,278	1,202,915
Walt Disney Co. (The)	30,473	950,758
Washington Post Co. (The) Class B	127	74,536

Total Media		4,515,868

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.	140	13,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Mining—2.0%
Alcoa, Inc.	24,527	$873,652
Freeport-McMoRan Copper & Gold, Inc. Class B	7,123	834,744
Newmont Mining Corp.	5,386	280,934
Southern Copper Corp.	33,791	3,603,134
Vulcan Materials Co.(a)	3,140	187,709

Total Mining		5,780,173

Miscellaneous Manufacturing—5.8%
3M Co.	23,738	1,651,927
Danaher Corp.	695	53,724
Dover Corp.	5,039	243,736
Eaton Corp.	4,130	350,926
General Electric Co.	453,833	12,112,804
Honeywell International, Inc.	18,126	911,375
Illinois Tool Works, Inc.	17,065	810,758
ITT Industries, Inc.	2,314	146,546
Parker Hannifin Corp.	2,798	199,553
Textron, Inc.	4,852	232,556

Total Miscellaneous Manufacturing		16,713,905

Office/Business Equipment—0.2%
Pitney Bowes, Inc.	11,799	402,346
Xerox Corp.	14,234	193,013

Total Office/Business Equipment		595,359

Oil & Gas—10.0%
Anadarko Petroleum Corp.	3,951	295,693
Apache Corp.	2,827	392,953
Chesapeake Energy Corp.	5,295	349,258
Chevron Corp.	78,971	7,828,395
ConocoPhillips	45,504	4,295,123
Devon Energy Corp.	4,209	505,753
Diamond Offshore Drilling, Inc.	762	106,025
ENSCO International, Inc.	452	36,494
EOG Resources, Inc.	1,463	191,946
Exxon Mobil Corp.	122,762	10,819,016
Hess Corp.	2,038	257,175
Marathon Oil Corp.	17,241	894,291
Murphy Oil Corp.	2,647	259,538
Noble Energy, Inc.	1,572	158,080
Occidental Petroleum Corp.	16,851	1,514,231
Sunoco, Inc.	2,798	113,851
Valero Energy Corp.	5,608	230,937
XTO Energy, Inc.	6,710	459,702

Total Oil & Gas		28,708,461

Oil & Gas Services—0.4%
Baker Hughes, Inc.	3,019	263,679
BJ Services Co.	3,497	111,694
Halliburton Co.	12,703	674,148
Smith International, Inc.	1,590	132,193

Total Oil & Gas Services		1,181,714

Pharmaceuticals—7.8%
Abbott Laboratories	51,614	2,733,994
Allergan, Inc.	1,348	70,163
AmerisourceBergen Corp.	1,589	63,544
Bristol-Myers Squibb Co.	115,935	2,380,146
Cardinal Health, Inc.	4,267	220,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Eli Lilly & Co.	53,103	$2,451,234
Merck & Co., Inc.	81,747	3,081,044
Pfizer, Inc.	499,462	8,725,602
Schering-Plough Corp.	23,546	463,621
Wyeth	47,288	2,267,932

Total Pharmaceuticals		22,457,372

Pipelines—0.6%
El Paso Corp.	10,272	223,313
Questar Corp.	2,194	155,862
Spectra Energy Corp.	32,468	933,131
Williams Cos., Inc. (The)	9,691	390,644

Total Pipelines		1,702,950

REITS—2.4%
AvalonBay Communities, Inc.	4,135	368,677
Boston Properties, Inc.	4,941	445,777
Equity Residential	20,065	767,888
General Growth Properties, Inc.(a)	17,404	609,662
HCP, Inc.	18,284	581,614
Host Hotels & Resorts, Inc.	34,907	476,481
Kimco Realty Corp.	16,307	562,918
ProLogis	10,931	594,100
Public Storage	6,604	533,537
Simon Property Group, Inc.	12,166	1,093,601
Vornado Realty Trust	9,378	825,263

Total REITS		6,859,518

Retail—5.4%
Abercrombie & Fitch Co.	1,089	68,259
Best Buy Co., Inc.	6,282	248,767
Costco Wholesale Corp.	5,317	372,934
CVS Corp.	13,205	522,522
Gap, Inc. (The)	17,543	292,442
Home Depot, Inc.	85,195	1,995,267
J.C. Penney Co., Inc.	5,972	216,724
Ltd. Brands, Inc.	17,385	292,937
Lowe’s Cos., Inc.	30,476	632,377
Macy’s, Inc.	12,402	240,847
McDonald’s Corp.	44,078	2,478,065
Nordstrom, Inc.	5,435	164,681
Staples, Inc.	13,168	312,740
Target Corp.	13,460	625,755
TJX Cos., Inc.	7,956	250,375
Walgreen Co.	15,321	498,086
Wal-Mart Stores, Inc.	107,337	6,032,339
Yum! Brands, Inc.	11,517	404,132

Total Retail		15,649,249

Savings & Loans—0.4%
Hudson City Bancorp, Inc.	18,108	302,041
Washington Mutual, Inc.(a)	197,761	974,962

Total Savings & Loans		1,277,003

Semiconductors—1.8%
Analog Devices, Inc.	10,245	325,484
Applied Materials, Inc.	27,354	522,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Intel Corp.	166,909	$3,585,204
KLA -Tencor Corp.	3,294	134,099
Texas Instruments, Inc.	24,837	699,410

Total Semiconductors		5,266,385

Software—2.2%
Automatic Data Processing, Inc.	20,082	841,436
CA, Inc.	4,865	112,333
Fidelity National Information Services, Inc.	1,301	48,020
Mastercard, Inc. Class A	346	91,870
Microsoft Corp.	173,386	4,769,849
Paychex, Inc.	17,141	536,170

Total Software		6,399,678

Telecommunications—6.8%
AT&T, Inc.	316,016	10,646,579
Corning, Inc.	19,702	454,131
Embarq Corp.	11,660	551,168
Harris Corp.	1,921	96,991
Motorola, Inc.	42,025	308,464
QUALCOMM, Inc.	34,868	1,547,093
Verizon Communications, Inc.	166,830	5,905,782

Total Telecommunications		19,510,208

Toys/Games/Hobbies—0.1%
Mattel, Inc.	20,567	352,107

Transportation—1.7%
Burlington Northern Santa Fe Corp.	8,048	803,915
C.H. Robinson Worldwide, Inc.	4,255	233,344
CSX Corp.	8,549	536,963
Expeditors International Washington, Inc.	1,891	81,313
FedEx Corp.	1,910	150,489
Norfolk Southern Corp.	12,222	765,953
Union Pacific Corp.	10,891	822,271
United Parcel Service, Inc. Class B	23,607	1,451,121

Total Transportation		4,845,369

TOTAL COMMON STOCKS (Cost: $351,195,557)		287,223,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Dividend Fund

June 30, 2008

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND(b)—0.2%
Columbia Cash Reserves Fund, 2.24% (Cost: $469,803)	469,803	$469,803

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—1.5%
MONEY MARKET FUNDS(c)—1.5%
DWS Money Market Fund, 2.74%	2,522,336	2,522,336
UBS Private Money Market Fund LLC, 2.51%	1,936,357	1,936,357

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $4,458,693)(d)		4,458,693

TOTAL INVESTMENTS IN SECURITIES—101.4% (Cost: $356,124,053)(e)		292,152,460
Liabilities in Excess of Other Assets—(1.4)%		(3,922,004)

NET ASSETS—100.0%		$288,230,456

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $4,244,397 and the total market value of the collateral held by the Fund was $4,458,693.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$292,152,460
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$292,152,460

See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	24.2%
Consumer Staples	21.7%
Industrials	11.2%
Energy	11.1%
Communications	8.4%
Consumer Discretionary	6.8%
Utilities	5.7%
Technology	5.4%
Basic Materials	5.1%
Diversified	0.0	% #
Other	0.4%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Aerospace/Defense—0.1%
Curtiss-Wright Corp.	820	$36,687
DRS Technologies, Inc.	264	20,782

Total Aerospace/Defense		57,469

Airlines—0.0%
Skywest, Inc.	873	11,043

Apparel—0.1%
Columbia Sportswear Co.	1,472	54,096
Polo Ralph Lauren Corp.	527	33,085

Total Apparel		87,181

Auto Manufacturers—0.0%
Oshkosh Corp.	1,836	37,987

Auto Parts & Equipment—0.2%
BorgWarner, Inc.	3,145	139,575
WABCO Holdings, Inc.	1,120	52,035

Total Auto Parts & Equipment		191,610

Banks—5.1%
Associated Banc-Corp(a)	17,257	332,888
BancorpSouth, Inc.	8,651	151,306
Bank of Hawaii Corp.	5,125	244,975
BOK Financial Corp.	2,991	159,869
City National Corp.	4,290	180,480
Colonial BancGroup, Inc. (The)(a)	24,147	106,730
Commerce Bancshares, Inc.	4,595	182,238
Cullen/Frost Bankers, Inc.	5,374	267,894
East West Bancorp, Inc.	2,974	20,996
FirstMerit Corp.	13,793	224,964
Fulton Financial Corp.	27,544	276,817
Huntington Bancshares, Inc.(a)	80,876	466,654
TCF Financial Corp.	20,059	241,310
UCBH Holdings, Inc.	2,740	6,165
Valley National Bancorp	16,832	265,441
Webster Financial Corp.	5,718	106,355
Whitney Holding Corp.	8,970	164,151
Wilmington Trust Corp.	7,788	205,915
Zions Bancorp(a)	11,251	354,293

Total Banks		3,959,441

Beverages—0.8%
Brown-Forman Corp. Class A	3,031	230,417
Brown-Forman Corp. Class B	3,661	276,661
PepsiAmericas, Inc.	5,777	114,269

Total Beverages		621,347

Building Materials—0.4%
Eagle Materials, Inc.	2,873	72,773
Lennox International, Inc.	2,613	75,672
Martin Marietta Materials, Inc.(a)	1,291	133,735
Quanex Building Products Corp.	1,154	17,148
Texas Industries, Inc.	344	19,309

Total Building Materials		318,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Chemicals—3.5%
Airgas, Inc.	1,688	$98,562
Albemarle Corp.	2,860	114,143
Ashland, Inc.	4,283	206,441
Cabot Corp.	4,056	98,601
Celanese Corp. Series A	1,701	77,668
CF Industries Holdings, Inc.	136	20,781
Chemtura Corp.	18,152	106,008
Cytec Industries, Inc.	901	49,159
Eastman Chemical Co.	6,719	462,669
FMC Corp.	1,715	132,810
Hercules, Inc.	3,454	58,476
Huntsman Corp.	10,469	119,347
International Flavors & Fragrances, Inc.	4,582	178,973
Lubrizol Corp.	4,007	185,644
RPM International, Inc.	13,337	274,741
Sigma-Aldrich Corp.	3,275	176,392
Valhi, Inc.(a)	7,954	216,746
Valspar Corp. (The)	6,883	130,158

Total Chemicals		2,707,319

Coal—0.6%
Arch Coal, Inc.	2,825	211,959
Foundation Coal Holdings, Inc.	527	46,682
Massey Energy Co.	1,300	121,875
Walter Industries, Inc.	831	90,388

Total Coal		470,904

Commercial Services—2.7%
Corporate Executive Board Co. (The)	2,675	112,484
Deluxe Corp.	4,849	86,409
DeVry, Inc.	452	24,236
Equifax, Inc.	1,639	55,103
Global Payments, Inc.	430	20,038
H&R Block, Inc.	29,126	623,297
Interactive Data Corp.	4,240	106,551
Manpower, Inc.	3,069	178,739
Pharmaceutical Product Development, Inc.	3,477	149,163
Robert Half International, Inc.	7,232	173,351
Rollins, Inc.	3,207	47,528
Service Corp. International	9,320	91,895
Sotheby’s	3,088	81,431
Strayer Education, Inc.	360	75,265
Total System Service, Inc.	6,293	139,830
Watson Wyatt Worldwide, Inc. Class A	803	42,471
Weight Watchers International, Inc.	3,509	124,955

Total Commercial Services		2,132,746

Computers—0.3%
Diebold, Inc.	5,920	210,633
Jack Henry & Associates, Inc.	2,693	58,277

Total Computers		268,910

Cosmetics/Personal Care—0.3%
Alberto-Culver Co.	2,559	67,225
Estee Lauder Cos., Inc. (The) Class A	4,199	195,043

Total Cosmetics/Personal Care		262,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Distribution/Wholesale—0.4%
Fastenal Co.	4,853	$209,456
Owens & Minor, Inc.	2,012	91,928

Total Distribution/Wholesale		301,384

Diversified Financial Services—1.8%
CIT Group, Inc.	23,459	159,756
Eaton Vance Corp.	4,446	176,773
Federated Investors, Inc. Class B	5,992	206,244
Greenhill & Co., Inc.(a)	1,752	94,363
Janus Capital Group, Inc.	606	16,041
Jefferies Group, Inc.(a)	7,957	133,837
National Financial Partners Corp.(a)	2,075	41,127
optionsXpress Holdings, Inc.	1,415	31,611
Raymond James Financial, Inc.	4,569	120,576
Student Loan Corp. (The)	2,814	275,996
Waddell & Reed Financial, Inc. Class A	4,602	161,116

Total Diversified Financial Services		1,417,440

Electric—10.5%
Alliant Energy Corp.	9,651	330,643
CenterPoint Energy, Inc.	34,997	561,702
Cleco Corp.	5,810	135,547
CMS Energy Corp.	7,465	111,228
DPL, Inc.	11,616	306,430
Energy East Corp.	20,955	518,008
Great Plains Energy, Inc.(a)	14,190	358,723
Hawaiian Electric Industries, Inc.	13,040	322,479
Integrys Energy Group, Inc.	11,514	585,257
ITC Holdings Corp.	2,636	134,726
MDU Resources Group, Inc.	11,289	393,535
Northeast Utilities	11,501	293,621
NSTAR	12,008	406,111
OGE Energy Corp.	10,106	320,461
Ormat Technologies, Inc.	454	22,328
Pepco Holdings, Inc.	20,745	532,109
Pinnacle West Capital Corp.	14,496	446,042
PNM Resources, Inc.	9,250	110,630
Portland General Electric Co.	6,284	141,516
Puget Energy, Inc.	12,317	295,485
SCANA Corp.	13,991	517,667
Sierra Pacific Resources	12,168	154,655
TECO Energy, Inc.	27,752	596,390
Westar Energy, Inc.	12,085	259,948
Wisconsin Energy Corp.	6,838	309,214

Total Electric		8,164,455

Electrical Components & Equipment—0.6%
Ametek, Inc.	1,608	75,930
Belden CDT, Inc.	574	19,447
Hubbell, Inc. Class B	3,790	151,107
Molex, Inc.	4,778	116,631
Molex, Inc. Class A	4,068	93,198

Total Electrical Components & Equipment		456,313

Electronics—1.0%
Applera Corp.	2,488	83,298
AVX Corp.	5,990	67,747
Brady Corp. Class A	2,545	87,879
Gentex Corp.	10,351	149,468
Jabil Circuit, Inc.	9,459	155,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
National Instruments Corp.	2,689	$76,287
PerkinElmer, Inc.	3,823	106,471
Woodward Governor Co.	1,240	44,218

Total Electronics		770,591

Engineering & Construction—0.1%
Granite Construction, Inc.	1,719	54,200

Entertainment—0.5%
Regal Entertainment Group Class A(a)	24,662	376,835

Environmental Control—0.6%
Mine Safety Appliances Co.	1,639	65,544
Nalco Holding Co.	2,663	56,322
Republic Services, Inc.	11,712	347,846

Total Environmental Control		469,712

Food—2.5%
Corn Products International, Inc.	2,578	126,606
Del Monte Foods Co.	10,660	75,686
Flowers Foods, Inc.	5,492	155,643
Hershey Co. (The)	14,789	484,783
Hormel Foods Corp.	7,252	250,992
J.M. Smucker Co. (The)	4,012	163,048
McCormick & Co., Inc.	7,689	274,190
Pilgrim’s Pride Corp.	656	8,521
Ruddick Corp.	1,873	64,263
Seaboard Corp.	8	12,408
Tyson Foods, Inc. Class A	9,130	136,402
Whole Foods Market, Inc.	7,955	188,454

Total Food		1,940,996

Forest Products & Paper—1.5%
MeadWestvaco Corp.	15,796	376,577
Potlatch Corp.	4,900	221,088
Rayonier, Inc.	9,849	418,188
Temple-Inland, Inc.	11,304	127,396

Total Forest Products & Paper		1,143,249

Gas—3.8%
AGL Resources, Inc.	10,038	347,114
Atmos Energy Corp.(a)	12,389	341,565
Energen Corp.	1,472	114,860
Nicor, Inc.	5,690	242,337
NiSource, Inc.	39,922	715,402
Piedmont Natural Gas Co., Inc.(a)	8,106	212,053
Southern Union Co.	7,101	191,869
UGI Corp.	8,697	249,691
Vectren Corp.	9,825	306,638
WGL Holdings, Inc.	6,065	210,698

Total Gas		2,932,227

Hand/Machine Tools—1.3%
Black & Decker Corp.	4,272	245,683
Kennametal, Inc.	2,896	94,265
Lincoln Electric Holdings, Inc.	1,788	140,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Snap-On, Inc.	4,330	$225,203
Stanley Works (The)	6,227	279,156

Total Hand/Machine Tools		985,023

Healthcare-Products—0.4%
Beckman Coulter, Inc.	1,652	111,559
Cooper Cos., Inc. (The)	215	7,987
DENTSPLY International, Inc.	1,771	65,173
Hill-Rom Holdings, Inc.	3,765	101,580
STERIS Corp.	1,580	45,441

Total Healthcare-Products		331,740

Healthcare-Services—0.6%
Brookdale Senior Living, Inc.	19,797	403,067
Universal Health Services, Inc. Class B	914	57,783

Total Healthcare-Services		460,850

Home Builders—1.5%
Centex Corp.	2,365	31,620
D.R. Horton, Inc.	41,746	452,944
KB Home	11,949	202,297
Lennar Corp. Class A	14,231	175,611
MDC Holdings, Inc.	3,516	137,335
Pulte Homes, Inc.	11,810	113,730
Thor Industries, Inc.(a)	1,316	27,978

Total Home Builders		1,141,515

Home Furnishings—0.4%
Harman International Industries, Inc.	130	5,381
Tempur-Pedic International, Inc.(a)	2,540	19,837
Whirlpool Corp.	4,790	295,687

Total Home Furnishings		320,905

Household Products/Wares—0.9%
Avery Dennison Corp.	9,863	433,281
Church & Dwight Co., Inc.	1,110	62,549
Scotts Miracle-Gro Co. (The) Class A	2,412	42,379
Tupperware Brands Corp.	4,769	163,195

Total Household Products/Wares		701,404

Housewares—0.0%
Toro Co. (The)	993	33,037

Insurance—6.1%
AMBAC Financial Group, Inc.(a)	8,881	11,901
American Financial Group, Inc.	5,797	155,070
American National Insurance Co.	2,037	199,667
Arthur J. Gallagher & Co.	13,358	321,928
Brown & Brown, Inc.	4,853	84,394
Cincinnati Financial Corp.	17,471	443,763
Delphi Financial Group, Inc. Class A	1,274	29,480
Erie Indemnity Co. Class A	4,717	217,690
Fidelity National Financial, Inc. Class A	50,457	635,757
First American Corp.	7,119	187,942
Hanover Insurance Group, Inc. (The)	1,348	57,290
HCC Insurance Holdings, Inc.	5,021	106,144
Mercury General Corp.	6,646	310,501
MGIC Investment Corp.	974	5,951
Nationwide Financial Services Class A	3,309	158,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Odyssey Re Holdings Corp.	1,344	$47,712
Old Republic International Corp.	29,162	345,278
Protective Life Corp.	4,541	172,785
Reinsurance Group of America, Inc.	1,234	53,704
Safeco Corp.	8,007	537,749
StanCorp Financial Group, Inc.	2,028	95,235
Torchmark Corp.	2,318	135,951
Transatlantic Holdings, Inc.	1,710	96,564
Unitrin, Inc.	7,736	213,282
W.R. Berkley Corp.	3,563	86,082
Wesco Financial Corp.	77	29,414

Total Insurance		4,740,099

Investment Companies—1.8%
Allied Capital Corp.	54,446	756,255
Apollo Investment Corp.(a)	43,806	627,740

Total Investment Companies		1,383,995

Iron/Steel—0.6%
Carpenter Technology Corp.	1,218	53,166
Cleveland-Cliffs, Inc.	1,269	151,252
Reliance Steel & Aluminum Co.	1,308	100,834
Steel Dynamics, Inc.	4,286	167,454

Total Iron/Steel		472,706

Leisure Time—0.3%
Brunswick Corp.	8,584	90,990
Polaris Industries, Inc.(a)	2,839	114,639

Total Leisure Time		205,629

Lodging—0.3%
Ameristar Casinos, Inc.	2,437	33,679
Boyd Gaming Corp.(a)	4,366	54,837
Choice Hotels International, Inc.	3,603	95,480
Wyndham Worldwide Corp	3,312	59,318

Total Lodging		243,314

Machinery-Construction & Mining—0.3%
Bucyrus International, Inc.	456	33,297
Joy Global, Inc.	3,154	239,168

Total Machinery-Construction & Mining		272,465

Machinery-Diversified—0.7%
Flowserve Corp.	1,061	145,039
Graco, Inc.	3,200	121,824
IDEX Corp.	3,168	116,709
Manitowoc Co., Inc. (The)	656	21,340
Nordson Corp.	1,232	89,800
Roper Industries, Inc.	1,228	80,901
Wabtec Corp.	158	7,682

Total Machinery-Diversified		583,295

Media—1.1%
CBS Corp. Class A	6,762	131,724
E.W. Scripps Co. Class A	4,782	198,644
Factset Research Systems, Inc.	1,169	65,885
John Wiley & Sons, Inc. Class A	1,442	64,933
Meredith Corp.	1,492	42,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
New York Times Co. (The) Class A(a)	22,415	$344,967

Total Media		848,362

Metal Fabricate/Hardware—0.7%
Commercial Metals Co.	4,207	158,604
Timken Co.	6,030	198,628
Valmont Industries, Inc.	369	38,483
Worthington Industries, Inc.(a)	8,114	166,337

Total Metal Fabricate/Hardware		562,052

Mining—0.1%
Titanium Metals Corp.	5,249	73,434

Miscellaneous Manufacturing—3.0%
Actuant Corp. Class A	228	7,148
Acuity Brands, Inc.	1,716	82,505
AptarGroup, Inc.	2,592	108,734
Barnes Group, Inc.	2,934	67,746
Brink’s Co. (The)	957	62,607
Carlisle Cos., Inc.	2,855	82,795
CLARCOR, Inc.	1,291	45,314
Crane Co.	2,945	113,471
Donaldson Co., Inc.	2,156	96,244
Eastman Kodak Co.	19,129	276,031
Harsco Corp.	3,069	166,984
Leggett & Platt, Inc.(a)	26,231	439,895
Pall Corp.	4,302	170,703
Pentair, Inc.	5,100	178,602
SPX Corp.	1,529	201,415
Teleflex, Inc.	2,464	136,974
Trinity Industries, Inc.	2,626	91,096

Total Miscellaneous Manufacturing		2,328,264

Office Furnishings—0.1%
Herman Miller, Inc.	2,177	54,185
HNI Corp.(a)	3,033	53,563

Total Office Furnishings		107,748

Oil & Gas—2.3%
Berry Petroleum Co. Class A	856	50,401
Cabot Oil & Gas Corp.	856	57,977
Cimarex Energy Co.	922	64,236
Equitable Resources, Inc.	5,944	410,493
Frontier Oil Corp.	1,529	36,558
Helmerich & Payne, Inc.	1,448	104,285
Holly Corp.	1,537	56,746
Patterson-UTI Energy, Inc.	11,335	408,513
Penn Virginia Corp.	619	46,685
Pioneer Natural Resources Co.	2,088	163,449
Range Resources Corp.	1,056	69,210
Rowan Cos., Inc.	3,438	160,727
St. Mary Land & Exploration Co.	448	28,959
Tesoro Corp.	3,225	63,758
W&T Offshore, Inc.	923	54,005
Western Refining, Inc.(a)	1,705	20,187

Total Oil & Gas		1,796,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Packaging & Containers—1.5%
Ball Corp.	2,644	$126,225
Bemis Co., Inc.	9,420	211,196
Packaging Corp. of America	13,677	294,192
Sealed Air Corp.	8,385	159,399
Silgan Holdings, Inc.	1,371	69,565
Sonoco Products Co.	9,218	285,297

Total Packaging & Containers		1,145,874

Pharmaceuticals—0.1%
Omnicare, Inc.	1,379	36,157
Perrigo Co.	1,683	53,469

Total Pharmaceuticals		89,626

Pipelines—1.3%
Crosstex Energy, Inc.	3,489	120,929
National Fuel Gas Co.	6,293	374,308
ONEOK, Inc.	9,805	478,777

Total Pipelines		974,014

Real Estate—0.2%
Forest City Enterprises, Inc. Class A	1,636	52,712
Jones Lang LaSalle, Inc.	1,526	91,850

Total Real Estate		144,562

REITS—21.6%
Alexandria Real Estate Equities, Inc.	2,774	270,021
AMB Property Corp.	10,456	526,773
Apartment Investment & Management Co. Class A	18,414	627,181
Brandywine Realty Trust	24,271	382,511
BRE Properties, Inc.	7,799	337,541
Camden Property Trust	9,549	422,639
CapitalSource, Inc.(a)	82,771	917,104
CBL & Associates Properties, Inc.(a)	16,654	380,377
Corporate Office Properties Trust	5,755	197,569
DCT Industrial Trust, Inc.	33,541	277,719
Developers Diversified Realty Corp.	23,713	823,079
DiamondRock Hospitality Co.	16,790	182,843
Digital Realty Trust, Inc.	6,143	251,310
Douglas Emmett, Inc.	9,836	216,097
Duke Realty Corp.	31,375	704,369
Equity One, Inc.	11,386	233,982
Essex Property Trust, Inc.	2,744	292,236
Federal Realty Investment Trust	4,893	337,617
First Industrial Realty Trust, Inc.(a)	10,511	288,737
Health Care REIT, Inc.(a)	14,587	649,122
Highwoods Properties, Inc.	9,129	286,833
Hospitality Properties Trust	25,263	617,933
HRPT Properties Trust(a)	72,739	492,443
iStar Financial, Inc.(a)	47,646	629,404
Kilroy Realty Corp.	3,939	185,251
Liberty Property Trust	23,126	766,627
Macerich Co. (The)	9,357	581,350
Mack-Cali Realty Corp.	15,534	530,797
National Retail Properties, Inc.	12,809	267,708
Nationwide Health Properties, Inc.	14,250	448,733
Realty Income Corp.(a)	17,457	397,321
Regency Centers Corp.	8,330	492,470
Senior Housing Properties Trust	15,053	293,985
SL Green Realty Corp.(a)	5,788	478,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Taubman Centers, Inc.	4,500	$218,925
UDR, Inc.	25,443	569,414
Ventas, Inc.	17,506	745,230
Weingarten Realty Investors	14,774	447,948

Total REITS		16,769,982

Retail—3.2%
Advance Auto Parts, Inc.	1,831	71,098
American Eagle Outfitters, Inc.	11,696	159,416
Barnes & Noble, Inc.	3,203	79,563
Brinker International, Inc.	6,974	131,809
Burger King Holdings, Inc.	3,508	93,979
Darden Restaurants, Inc.	10,396	332,047
Family Dollar Stores, Inc.	9,915	197,705
Foot Locker, Inc.	16,970	211,277
Guess ?, Inc.	2,177	81,529
Liz Claiborne, Inc.	2,987	42,266
Longs Drug Stores Corp.	1,181	49,732
Men’s Wearhouse, Inc. (The)	1,276	20,786
MSC Industrial Direct Co. Class A	2,372	104,629
OfficeMax, Inc.	6,057	84,192
Penske Auto Group, Inc.	5,435	80,112
PetSmart, Inc.	1,779	35,491
Phillips-Van Heusen Corp.	625	22,888
RadioShack Corp.	5,598	68,687
Ross Stores, Inc.	4,863	172,734
Tiffany & Co.	5,162	210,352
Wendy’s International, Inc.	4,760	129,567
Williams-Sonoma, Inc.(a)	5,574	110,588

Total Retail		2,490,447

Savings & Loans—3.1%
Astoria Financial Corp.	12,527	251,542
Capitol Federal Financial(a)	13,791	518,680
New York Community Bancorp, Inc.	54,494	972,172
People’s United Financial, Inc.	30,461	475,192
Washington Federal, Inc.	10,061	182,104

Total Savings & Loans		2,399,690

Semiconductors—2.8%
Altera Corp.	8,093	167,525
Intersil Corp. Class A	6,400	155,648
Linear Technology Corp.	15,112	492,198
Microchip Technology, Inc.	24,377	744,474
National Semiconductor Corp.	8,006	164,443
Xilinx, Inc.	19,001	479,775

Total Semiconductors		2,204,063

Software—0.5%
Broadridge Financial Solutions, Inc.	4,363	91,841
Dun & Bradstreet Corp.	1,901	166,604
Fair Isaac Corp.	332	6,896
IMS Health, Inc.	2,942	68,549
SEI Investments Co.	2,531	59,529

Total Software		393,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Telecommunications—3.2%
CenturyTel, Inc.	2,088	$74,312
Citizens Communications Co.	75,217	852,961
Telephone & Data Systems, Inc.	911	43,063
Telephone & Data Systems, Inc. Special Shares	1,090	48,069
Virgin Media, Inc.	8,856	120,530
Windstream Corp.	107,766	1,329,832

Total Telecommunications		2,468,767

Textiles—0.2%
Cintas Corp.	5,616	148,880

Toys/Games/Hobbies—0.5%
Hasbro, Inc.	10,586	378,132

Transportation—1.1%
Alexander & Baldwin, Inc.	2,740	124,807
Con-way, Inc.	1,235	58,366
JB Hunt Transport Services, Inc.	4,933	164,170
Landstar System, Inc.	580	32,028
Overseas Shipholding Group, Inc.	1,504	119,598
Ryder System, Inc.	3,110	214,217
Tidewater, Inc.	1,786	116,144

Total Transportation		829,330

Trucking & Leasing—0.2%
GATX Corp.	3,599	159,544

Water—0.2%
Aqua America, Inc.(a)	9,052	144,560

TOTAL COMMON STOCKS (Cost: $97,951,956)		77,487,180

SHORT-TERM INVESTMENT—0.4%
MONEY MARKET FUND—0.4%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $276,815)	276,815	276,815

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—11.4%
MONEY MARKET FUNDS(c)—11.4%
DWS Money Market Fund, 2.74%	3,009,067	3,009,067
UBS Private Money Market Fund LLC., 2.51%	5,869,394	5,869,394

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $8,878,461)(d)		8,878,461

TOTAL INVESTMENTS IN SECURITIES—111.4% (Cost: $107,107,232)(e)		86,642,456
Liabilities in Excess of Other Assets—(11.4)%		(8,848,410)

NET ASSETS—100.0%		$77,794,046

(a)	Security or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $8,465,017 and the total market value of the collateral held by the fund was $8,878,461.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$86,642,456
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$86,642,456

See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	39.6%
Utilities	14.4%
Industrials	11.5%
Consumer Staples	8.5%
Consumer Discretionary	7.8%
Basic Materials	5.6%
Communications	4.3%
Energy	4.2%
Technology	3.7%
Other	0.4%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.1%
Advertising—0.1%
Harte-Hanks, Inc.	8,884	$101,722
Marchex, Inc., Class B	1,770	21,806

Total Advertising		123,528

Aerospace/Defense—0.1%
Cubic Corp.	1,006	22,414
HEICO Corp.	223	7,256
HEICO Corp. Class A	245	6,512
Kaman Corp.	2,961	67,392
Triumph Group, Inc.	245	11,540

Total Aerospace/Defense		115,114

Agriculture—1.2%
Alico, Inc.	1,706	59,130
Andersons, Inc. (The)	944	38,430
Universal Corp.	7,667	346,702
Vector Group Ltd.(a)	32,470	523,741

Total Agriculture		968,003

Apparel—0.9%
Cherokee, Inc.	5,855	117,978
Jones Apparel Group, Inc.	22,348	307,284
K-Swiss, Inc. Class A	2,275	33,443
Oxford Industries, Inc.	4,058	77,711
Weyco Group, Inc.	1,353	35,895
Wolverine World Wide, Inc.	5,819	155,193

Total Apparel		727,504

Auto Manufacturers—0.1%
Wabash National Corp.	5,367	40,575

Auto Parts & Equipment—1.0%
American Axle & Manufacturing Holdings, Inc.(a)	12,952	103,486
ArvinMeritor, Inc.(a)	20,111	250,986
Cooper Tire & Rubber Co.	12,226	95,852
Modine Manufacturing Co.	10,433	129,057
Noble International Ltd.	3,858	17,245
Spartan Motors, Inc.	3,464	25,876
Standard Motor Products, Inc.	6,681	54,517
Strattec Security Corp.	361	12,714
Superior Industries International, Inc.	7,049	118,987
Titan International, Inc.	197	7,017

Total Auto Parts & Equipment		815,737

Banks—16.3%
1st Source Corp.	5,794	93,284
AMCORE Financial, Inc.	5,670	32,092
American River Bankshares	1,237	12,197
Ameris Bancorp	3,516	30,589
Arrow Financial Corp.	3,606	65,377
BancFirst Corp.	2,100	89,880
Bancorp Rhode Island, Inc.	677	19,342
BancTrust Financial Group, Inc.(a)	6,127	40,377
Bank Mutual Corp.	13,067	131,193
Bank of Granite Corp.	6,009	42,724
Bank of the Ozarks, Inc.	2,182	32,425
Banner Corp.	3,310	29,327
Boston Private Financial Holdings, Inc.	3,705	21,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Cadence Financial Corp.	6,280	$68,012
Camden National Corp.	1,605	37,364
Capital Bank Corp.	2,356	20,827
Capital City Bank Group, Inc.(a)	3,245	70,611
Capitol Bancorp Ltd.(a)	6,964	62,467
Cardinal Financial Corp.	1,079	6,755
Cascade Financial Corp	2,317	15,084
Cass Information Systems, Inc.	875	28,026
Cathay General Bancorp	6,007	65,296
Center Bancorp, Inc.	3,312	28,981
Center Financial Corp.	1,984	16,804
Centerstate Banks of Florida, Inc.	1,168	12,883
Central Pacific Financial Corp.	12,107	129,061
Centrue Financial Corp	1,203	13,233
Chemical Financial Corp.	8,365	170,646
City Holding Co.	4,523	184,402
CoBiz, Inc.	3,363	22,129
Columbia Bancorp	1,676	12,000
Columbia Banking System, Inc.	3,112	60,155
Community Bank System, Inc.	9,141	188,487
Community Trust Bancorp, Inc.	4,878	128,096
CVB Financial Corp.(a)	20,577	194,248
Enterprise Financial Services Corp.(a)	822	15,495
Farmers Capital Bank Corp.	2,764	48,701
Fidelity Southern Corp.	2,749	12,838
Fifth Third Bancorp	226	2,301
Financial Institutions, Inc.	2,335	37,500
First Bancorp	4,640	58,650
First Busey Corp.(a)	9,819	129,807
First Citizens BancShares, Inc. Class A	508	70,861
First Commonwealth Financial Corp.(a)	35,397	330,253
First Community Bancshares, Inc.	2,859	80,624
First Financial Bancorp	17,430	160,356
First Financial Bankshares, Inc.	5,249	240,457
First Financial Corp.	2,913	89,167
First Merchants Corp.	6,053	109,862
First Midwest Bancorp, Inc.	15,174	282,995
First Security Group, Inc.	3,230	18,023
First South Bancorp, Inc.(a)	2,459	31,672
First State Bancorp	4,553	25,042
FNB Corp. / PA	39,534	465,710
FNB United Corp.	4,304	33,141
Frontier Financial Corp.	12,520	106,670
Gateway Financial Holdings, Inc.	2,297	17,618
Glacier Bancorp, Inc.	10,821	173,028
Great Southern Bancorp, Inc.(a)	3,151	25,586
Greater Community Bancorp	2,210	35,625
Greene County Bancshares, Inc.	1,993	27,942
Hancock Holding Co.	6,405	251,652
Hanmi Financial Corp.	9,678	50,422
Harleysville National Corp.(a)	12,735	142,123
Heartland Financial USA, Inc.	2,558	46,530
Heritage Commerce Corp.	1,719	17,018
Home Bancshares, Inc.	1,132	25,447
Horizon Financial Corp.	2,945	18,377
IBERIABANK Corp.	2,853	126,873
Independent Bank Corp. / MI(a)	16,299	65,196
Independent Bank Corp./MA	2,549	60,768
Integra Bank Corp.	7,886	61,747
International Bancshares Corp.	16,573	354,166
Lakeland Bancorp, Inc.	5,585	68,025
Lakeland Financial Corp.	2,612	49,837
Macatawa Bank Corp.(a)	8,444	67,552
MainSource Financial Group, Inc.	5,039	78,105
MB Financial, Inc.	6,270	140,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
MBT Financial Corp.	9,655	$57,447
Mercantile Bank Corp.	2,573	18,474
MetroCorp Bancshares, Inc.	902	10,770
Midwest Banc Holdings, Inc.	9,262	45,106
Nara Bancorp, Inc.	2,039	21,878
National Penn Bancshares, Inc.	22,009	292,280
NBT Bancorp, Inc.	8,066	166,240
Newbridge Bancorp	7,817	53,937
North Valley Bancorp	1,940	12,629
Northrim BanCorp, Inc.	1,483	26,946
Old National Bancorp	29,866	425,889
Old Second Bancorp, Inc.	2,176	25,285
PAB Bankshares, Inc.	3,198	26,256
Pacific Capital Bancorp(a)	16,308	224,724
Pacific Continental Corp.	2,380	26,156
PacWest Bancorp	6,735	100,217
Park National Corp.	6,203	334,341
Peoples Bancorp, Inc.	2,918	55,384
Preferred Bank	2,155	11,163
PrivateBancorp, Inc.(a)	1,585	48,152
Prosperity Bancshares, Inc.	5,741	153,457
Provident Bankshares Corp.(a)	14,365	91,649
Renasant Corp.	5,152	75,889
Republic Bancorp, Inc. Class A	3,520	86,592
Royal Bancshares of Pennsylvania, Inc. Class A(a)	8,486	79,853
S&T Bancorp, Inc.	7,806	226,843
S.Y. Bancorp, Inc.	2,846	60,791
Sandy Spring Bancorp, Inc.	3,958	65,623
SCBT Financial Corp.	1,471	42,012
Seacoast Banking Corp. of Florida(a)	8,545	66,310
Security Bank Corp.(a)	5,712	33,472
Sierra Bancorp(a)	1,998	32,967
Simmons First National Corp. Class A	3,090	86,427
Smithtown Bancorp, Inc.	543	8,824
South Financial Group, Inc. (The)(a)	23,677	92,814
Southside Bancshares, Inc.	2,323	42,836
Southwest Bancorp, Inc.	2,476	28,474
State Bancorp, Inc.	4,914	61,425
StellarOne Corp.	6,288	91,805
Sterling Bancorp	7,685	91,836
Sterling Bancshares, Inc.	10,077	91,600
Sterling Financial Corp.	8,501	35,194
Suffolk Bancorp	2,107	61,904
Susquehanna Bancshares, Inc.(a)	22,989	314,720
Temecula Valley Bancorp, Inc.(a)	1,258	7,535
TIB Financial Corp.	2,996	18,156
Tompkins Financial Corp.	2,397	89,168
TowneBank/Portsmouth VA	892	13,434
Trico Bancshares	2,965	32,467
TrustCo Bank Corp.(a)	35,852	266,022
Trustmark Corp.	16,695	294,667
UMB Financial Corp.	4,959	254,248
Umpqua Holdings Corp.(a)	23,726	287,796
Union Bankshares Corp.	3,680	54,795
United Bankshares, Inc.	12,981	297,914
United Community Banks, Inc.(a)	8,064	68,786
United Security Bancshares(a)	3,000	43,620
Univest Corp. of Pennsylvania(a)	3,754	74,554
Washington Banking Co.	1,108	8,753
Washington Trust Bancorp, Inc.	3,205	63,139
WesBanco, Inc.	8,128	139,395
West Bancorp, Inc.	6,880	59,856
West Coast Bancorp	3,272	28,368
Westamerica Bancorp(a)	6,752	355,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Wilshire Bancorp, Inc.	5,555	$47,606
Wintrust Financial Corp.	1,736	41,404
Yadkin Valley Financial Corp.	2,923	34,930

Total Banks		13,018,322

Beverages—0.1%
Coca-Cola Bottling Co. Consolidated	847	31,322
Farmer Bros. Co.	2,426	51,310

Total Beverages		82,632

Building Materials—0.5%
AAON, Inc.	2,294	44,182
Apogee Enterprises, Inc.	3,396	54,879
Comfort Systems USA, Inc.	4,567	61,380
Gibraltar Industries, Inc.	3,091	49,363
LSI Industries, Inc.	5,238	42,533
Simpson Manufacturing Co., Inc.(a)	5,611	133,206
Universal Forest Products, Inc.	579	17,347

Total Building Materials		402,890

Chemicals—3.5%
A. Schulman, Inc.	6,014	138,502
Aceto Corp.	4,724	36,091
American Vanguard Corp.	715	8,795
Arch Chemicals, Inc.	4,023	133,362
Balchem Corp.	535	12,375
Ferro Corp.	9,250	173,530
Georgia Gulf Corp.(a)	12,750	36,975
H.B. Fuller Co.	4,886	109,642
Innophos Holdings, Inc.	7,571	241,893
KMG Chemicals, Inc.	415	4,287
Kronos Worldwide, Inc.	22,979	353,647
Minerals Technologies, Inc.	420	26,708
NewMarket Corp.	1,809	119,810
NL Industries, Inc.	17,230	164,202
Olin Corp.	23,485	614,838
Penford Corp.	672	9,999
Quaker Chemical Corp.	3,176	84,672
Sensient Technologies Corp.	9,489	267,210
Spartech Corp.	9,939	93,725
Stepan Co.	1,865	85,081
Westlake Chemical Corp.	5,506	81,819

Total Chemicals		2,797,163

Coal—0.5%
Penn Virginia GP Holdings LP	11,702	383,826

Commercial Services—2.4%
Aaron Rents, Inc.	1,271	28,381
ABM Industries, Inc.	9,261	206,056
Administaff, Inc.	3,107	86,654
Advance America, Cash Advance Centers, Inc.	32,256	163,859
Arbitron, Inc.	2,062	97,945
Barrett Business Services, Inc.	1,605	18,987
Bowne & Co., Inc.	2,506	31,952
CDI Corp.	3,331	84,741
Chemed Corp.	828	30,313
Collectors Universe, Inc.	5,743	46,576
CPI Corp.	1,061	19,873
Diamond Management & Technology Consultants, Inc.	10,927	56,930
Electro Rent Corp.	5,618	70,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Healthcare Services Group, Inc.	7,457	$113,421
Heartland Payment Systems, Inc.	3,316	78,258
Heidrick & Struggles International, Inc.	2,034	56,220
Jackson Hewitt Tax Service, Inc.	5,389	65,854
Kelly Services, Inc. Class A	7,246	140,065
Landauer, Inc.	2,765	155,503
MAXIMUS, Inc.	1,830	63,721
McGrath Rentcorp	5,741	141,170
Monro Muffler, Inc.	1,893	29,323
Multi-Color Corp.	627	13,161
QC Holdings, Inc.(a)	6,249	48,680
Stewart Enterprises, Inc. Class A	8,668	62,410
Viad Corp.	792	20,426

Total Commercial Services		1,930,929

Computers—0.5%
Agilysys, Inc.	1,641	18,609
Imation Corp.	8,854	202,933
MTS Systems Corp.	1,960	70,325
Syntel, Inc.	2,083	70,239

Total Computers		362,106

Cosmetics/Personal Care—0.0%
Inter Parfums, Inc.	2,607	39,105

Distribution/Wholesale—0.7%
Houston Wire & Cable Co.	2,856	56,834
Pool Corp.(a)	8,531	151,511
Watsco, Inc.(a)	7,693	321,567

Total Distribution/Wholesale		529,912

Diversified Financial Services—1.1%
Advanta Corp. Class A	11,196	61,130
Advanta Corp. Class B	22,646	142,443
Asta Funding, Inc.	793	7,185
Calamos Asset Management, Inc. Class A	2,400	40,872
Cohen & Steers, Inc.(a)	8,339	216,563
Evercore Partners, Inc., Class A	2,048	19,456
Federal Agricultural Mortgage Corp. Class C	1,067	26,440
Financial Federal Corp.	5,700	125,172
GAMCO Investors, Inc. Class A	166	8,237
JMP Group, Inc.	3,978	26,295
Sanders Morris Harris Group, Inc.	3,369	22,842
SWS Group, Inc.	5,298	88,000
Westwood Holdings Group, Inc.	1,606	63,919

Total Diversified Financial Services		848,554

Electric—4.0%
ALLETE, Inc.	9,688	406,895
Avista Corp.	11,265	241,747
Black Hills Corp.	9,335	299,280
Central Vermont Public Service Corp.	2,334	45,210
CH Energy Group, Inc.	5,989	213,029
Empire District Electric Co. (The)	13,190	244,543
IDACORP, Inc.(a)	11,898	343,732
MGE Energy, Inc.	6,753	220,283
NorthWestern Corp.	12,620	320,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Otter Tail Corp.	7,788	$302,408
UIL Holdings Corp.	9,446	277,807
UniSource Energy Corp.	7,856	243,615
Unitil Corp.	2,080	56,389

Total Electric		3,215,738

Electrical Components & Equipment—0.2%
Encore Wire Corp.	956	20,258
Graham Corp.	107	7,930
Hubbell, Inc. Class A	1,429	66,190
Insteel Industries, Inc.	1,393	25,506
Vicor Corp.	4,802	47,924

Total Electrical Components & Equipment		167,808

Electronics—0.6%
American Science & Engineering, Inc.	1,002	51,633
Analogic Corp.	617	38,914
Badger Meter, Inc.	966	48,812
Bel Fuse, Inc. Class B	791	19,546
CTS Corp.	3,019	30,341
Daktronics, Inc.	983	19,827
Keithley Instruments, Inc.	1,974	18,753
Methode Electronics, Inc.	3,831	40,034
Park Electrochemical Corp.	1,830	44,487
Sypris Solutions, Inc.	3,339	14,024
Technitrol, Inc.	3,855	65,496
Watts Water Technologies, Inc. Class A	3,489	86,877

Total Electronics		478,744

Energy-Alternate Sources—0.0%
MGP Ingredients, Inc.	3,969	23,020

Engineering & Construction—0.0%
VSE Corp.	113	3,108

Entertainment—0.3%
Carmike Cinemas, Inc.	8,459	49,654
Churchill Downs, Inc.	943	32,882
Dover Downs Gaming & Entertainment, Inc.	2,060	13,225
Dover Motorsports, Inc.	1,476	7,513
International Speedway Corp., Class A	626	24,433
National CineMedia, Inc.	7,968	84,940
Speedway Motorsports, Inc.	3,403	69,353

Total Entertainment		282,000

Environmental Control—0.2%
American Ecology Corp.	3,716	109,734
Met-Pro Corp.	2,315	30,905

Total Environmental Control		140,639

Food—1.6%
Arden Group, Inc. Class A	162	20,532
B&G Foods, Inc. Class A	21,706	202,733
Calavo Growers, Inc.	1,955	23,949
Cal-Maine Foods, Inc.(a)	404	13,328
Diamond Foods, Inc.	1,145	26,381
Imperial Sugar Co.	1,256	19,506
Ingles Markets, Inc. Class A	2,470	57,625
J&J Snack Foods Corp.	1,826	50,051
Lancaster Colony Corp.	6,377	193,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Lance, Inc.	7,347	$137,903
Nash Finch Co.	1,977	67,752
Rocky Mountain Chocolate Factory, Inc.	1,203	11,585
Sanderson Farms, Inc.	2,739	94,550
Spartan Stores, Inc.	1,727	39,721
Tootsie Roll Industries, Inc.(a)	3,557	89,387
Village Super Market, Inc. Class A	454	17,515
Weis Markets, Inc.	6,007	195,048

Total Food		1,260,662

Forest Products & Paper—1.0%
Deltic Timber Corp.	633	33,872
Louisiana-Pacific Corp.	34,187	290,247
Neenah Paper, Inc.	1,549	25,884
P.H. Glatfelter Co.	8,464	114,349
Rock-Tenn Co. Class A	4,847	145,361
Schweitzer-Mauduit International, Inc.	2,915	49,118
Wausau Paper Corp.	14,468	111,548

Total Forest Products & Paper		770,379

Gas—2.0%
Chesapeake Utilities Corp.	1,952	50,205
EnergySouth, Inc.	1,090	53,475
Laclede Group, Inc. (The)	7,209	291,027
New Jersey Resources Corp.	10,359	338,222
Northwest Natural Gas Co.	6,392	295,694
South Jersey Industries, Inc.	7,003	261,632
Southwest Gas Corp.	9,464	281,365

Total Gas		1,571,620

Hand/Machine Tools—0.7%
Baldor Electric Co.	7,375	257,978
Franklin Electric Co., Inc.	2,294	88,961
Hardinge, Inc.	1,098	14,461
L.S. Starrett (The) Co., Class A	1,046	24,727
Regal-Beloit Corp.	3,331	140,735

Total Hand/Machine Tools		526,862

Healthcare-Products—0.7%
Atrion Corp.	107	10,253
Datascope Corp.	1,240	58,280
Invacare Corp.	468	9,566
LCA-Vision, Inc.(a)	5,594	26,683
Mentor Corp.(a)	5,354	148,948
Meridian Bioscience, Inc.	4,441	119,552
Vital Signs, Inc.	861	48,888
West Pharmaceutical Services, Inc.	3,585	155,158
Young Innovations, Inc.	408	8,495

Total Healthcare-Products		585,823

Healthcare-Services—0.1%
National Healthcare Corp.	1,613	73,924

Holding Companies-Diversified—0.3%
Compass Diversified Holdings	21,303	243,493
Resource America, Inc. Class A	2,530	23,580

Total Holding Companies-Diversified		267,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Home Builders—0.5%
Brookfield Homes Corp.(a)	5,308	$65,182
Lennar Corp. Class B	9,884	109,712
M/I Homes, Inc.	1,025	16,123
Monaco Coach Corp.	5,691	17,301
Ryland Group, Inc. (The)	5,677	123,815
Skyline Corp.	1,431	33,629
Winnebago Industries, Inc.(a)	5,053	51,490

Total Home Builders		417,252

Home Furnishings—1.2%
American Woodmark Corp.(a)	2,096	44,288
Bassett Furniture Industries, Inc.	8,389	98,990
Ethan Allen Interiors, Inc.(a)	7,381	181,573
Furniture Brands International, Inc.	23,857	318,730
Hooker Furniture Corp.	1,834	31,765
Kimball International, Inc. Class B	8,512	70,479
La-Z-Boy, Inc.(a)	25,897	198,112
Stanley Furniture Co., Inc.	2,489	26,881

Total Home Furnishings		970,818

Household Products/Wares—0.7%
American Greetings Corp. Class A	6,426	79,297
Blyth, Inc.	7,277	87,542
CSS Industries, Inc.	1,185	28,701
Ennis, Inc.	7,443	116,483
Oil-Dri Corp. of America	856	15,365
Standard Register Co. (The)	14,324	135,075
WD-40 Co.	3,222	94,244

Total Household Products/Wares		556,707

Housewares—0.1%
Libbey, Inc.	687	5,111
Lifetime Brands, Inc.	1,930	15,730
National Presto Industries, Inc.	994	63,795

Total Housewares		84,636

Insurance—3.6%
21st Century Holding Co.	3,388	27,680
Affirmative Insurance Holdings, Inc.	977	6,644
American Equity Investment Life Holding Co.	3,075	25,061
American Physicians Capital, Inc.	775	37,541
Amtrust Financial Services, Inc.	3,450	43,470
Baldwin & Lyons, Inc. Class B	3,476	60,760
Donegal Group, Inc. Class A	3,248	51,546
Eastern Insurance Holdings, Inc.	961	14,992
EMC Insurance Group, Inc.	3,141	75,635
Employers Holdings, Inc.	5,472	113,270
FBL Financial Group, Inc. Class A	2,978	59,203
Harleysville Group, Inc.	6,389	216,140
Hilb Rogal & Hobbs Co.	3,646	158,455
Horace Mann Educators Corp.	7,248	101,617
Independence Holding Co.	392	3,830
Infinity Property & Casualty Corp.	1,181	49,035
LandAmerica Financial Group, Inc.(a)	4,534	100,609
Life Partners Holdings, Inc.	771	15,405
Mercer Insurance Group, Inc.	537	9,344
National Interstate Corp.	853	15,678
National Western Life Insurance Co., Class A	40	8,740
NYMAGIC, Inc.	936	17,934
Phoenix Cos., Inc. (The)	11,421	86,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
PMI Group, Inc. (The)	9,907	$19,319
Presidential Life Corp.	6,655	102,620
ProCentury Corp.	1,096	17,361
Radian Group, Inc.	4,767	6,912
RLI Corp.	2,926	144,749
Safety Insurance Group, Inc.	5,526	197,002
Selective Insurance Group, Inc.	9,607	180,227
State Auto Financial Corp.	7,040	168,467
Stewart Information Services Corp.	3,850	74,459
Tower Group, Inc.	1,031	21,847
United Fire & Casualty Co.	4,245	114,318
Universal Insurance Holdings, Inc.	12,332	43,655
Zenith National Insurance Corp.	13,896	488,583

Total Insurance		2,879,022

Internet—0.5%
Imergent, Inc.(a)	3,108	36,799
TheStreet.com, Inc.	1,590	10,351
United Online, Inc.	34,933	350,378

Total Internet		397,528

Investment Companies—3.9%
Ares Capital Corp.	65,302	658,243
BlackRock Kelso Capital Corp.(a)	46,627	441,091
Capital Southwest Corp.	186	19,387
Gladstone Capital Corp.(a)	11,716	178,552
Gladstone Investment Corp.	11,894	76,478
Hercules Technology Growth Capital, Inc.	25,657	229,117
Kohlberg Capital Corp.	16,499	164,990
MCG Capital Corp.(a)	74,443	296,283
Medallion Financial Corp.	10,378	97,761
MVC Capital, Inc.	5,616	76,883
NGP Capital Resources Co.(a)	12,340	190,159
Patriot Capital Funding, Inc.	20,302	126,888
PennantPark Investment Corp.	14,549	104,898
Prospect Capital Corp.(a)	20,128	265,287
TICC Capital Corp.	25,867	141,234
Tortoise Capital Resources Corp.	5,354	63,713

Total Investment Companies		3,130,964

Iron/Steel—0.6%
Great Northern Iron Ore Properties	996	111,970
Mesabi Trust	9,384	289,027
Olympic Steel, Inc.	425	32,266
Schnitzer Steel Industries, Inc. Class A	176	20,170

Total Iron/Steel		453,433

Leisure Time—0.4%
Ambassadors Group, Inc.	3,842	57,323
Arctic Cat, Inc.	2,069	16,242
Callaway Golf Co.	8,223	97,277
Marine Products Corp.	9,387	61,954
Nautilus, Inc.(a)	16,870	85,700

Total Leisure Time		318,496

Lodging—0.1%
Marcus Corp.	3,672	54,896
Sonesta International Hotels Corp. Class A	119	2,985

Total Lodging		57,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Machinery-Diversified—1.6%
Alamo Group, Inc.	935	$19,252
Albany International Corp. Class A	2,403	69,687
Applied Industrial Technologies, Inc.	6,532	157,878
Briggs & Stratton Corp.(a)	14,916	189,135
Cascade Corp.	1,449	61,322
Cognex Corp.	5,562	128,204
Gorman-Rupp Co. (The)	1,843	73,425
Lindsay Manufacturing Co.	398	33,818
NACCO Industries, Inc. Class A	1,065	79,183
Robbins & Myers, Inc.	1,002	49,970
Sauer-Danfoss, Inc.	10,519	327,666
Tennant Co.	1,601	48,142
Twin Disc, Inc.	733	15,342

Total Machinery-Diversified		1,253,024

Media—1.9%
Belo Corp. Class A	20,354	148,788
Courier Corp.	2,463	49,457
Entercom Communications Corp. Class A	24,280	170,446
GateHouse Media, Inc.(a)	74,151	182,411
Gray Television, Inc.	4,361	12,516
Hearst-Argyle Television, Inc.	5,340	102,528
Journal Communications, Inc. Class A	12,200	58,804
Lee Enterprises, Inc.(a)	15,793	63,014
McClatchy Co. Class A(a)	24,858	168,537
Media General, Inc. Class A(a)	7,425	88,729
Sinclair Broadcast Group, Inc. Class A	27,020	205,352
Value Line, Inc.	2,281	75,843
World Wrestling Entertainment, Inc. Class A	11,987	185,439

Total Media		1,511,864

Metal Fabricate/Hardware—0.8%
A. M. Castle & Co.	1,538	44,002
Ampco-Pittsburgh Corp.	1,356	60,315
CIRCOR International, Inc.	444	21,752
Dynamic Materials Corp.	200	6,590
Eastern Co. (The)	813	12,358
Kaydon Corp.	2,459	126,417
Lawson Products, Inc.	1,650	40,887
Mueller Industries, Inc.	4,061	130,763
Mueller Water Products, Inc. Class A	1,662	13,412
Mueller Water Products, Inc. Class B	4,664	39,831
NN, Inc.	4,683	65,281
Sun Hydraulics Corp.	1,750	56,473

Total Metal Fabricate/Hardware		618,081

Mining—1.1%
AMCOL International Corp.	4,346	123,687
Compass Minerals International, Inc.	7,804	628,690
Kaiser Aluminum Corp.	1,511	80,884
Royal Gold, Inc.	2,285	71,658

Total Mining		904,919

Miscellaneous Manufacturing—1.2%
A.O. Smith Corp.	3,557	116,776
American Railcar Industries, Inc.	973	16,327
Ameron International Corp.	700	83,986
Chase Corp.	793	14,861
Federal Signal Corp.	7,940	95,280
FreightCar America, Inc.	608	21,584
Koppers Holdings, Inc.	2,630	110,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Matthews International Corp. Class A	1,219	$55,172
Myers Industries, Inc.	4,104	33,448
Portec Rail Products, Inc.	1,601	18,492
Quixote Corp.	1,431	11,777
Raven Industries, Inc.	1,773	58,119
Reddy Ice Holdings, Inc.(a)	11,602	158,715
Standex International Corp.	4,340	90,012
Synalloy Corp.	410	6,322
Tredegar Corp.	3,013	44,291

Total Miscellaneous Manufacturing		935,280

Office Furnishings—0.5%
Interface, Inc. Class A	1,824	22,855
Knoll, Inc.	10,351	125,765
Steelcase, Inc. Class A(a)	25,286	253,618
Virco Manufacturing	2,089	10,424

Total Office Furnishings		412,662

Office/Business Equipment—0.2%
IKON Office Solutions, Inc.	11,211	126,460

Oil & Gas—0.2%
Adams Resources & Energy, Inc.	610	20,679
Alon USA Energy, Inc.(a)	1,944	23,250
Atlas America, Inc.	1,106	49,826
Barnwell Industries, Inc.	1,194	15,641
Delek US Holdings, Inc.	3,042	28,017
Panhandle Oil and Gas, Inc.	733	24,819

Total Oil & Gas		162,232

Oil & Gas Services—0.7%
CARBO Ceramics, Inc.(a)	2,802	163,497
Gulf Island Fabrication, Inc.	1,396	68,306
Lufkin Industries, Inc.	1,809	150,654
RPC, Inc.	13,029	218,887

Total Oil & Gas Services		601,344

Packaging & Containers—0.3%
Greif, Inc. Class A	3,244	207,713

Pharmaceuticals—0.1%
Mannatech, Inc.(a)	12,234	66,552
Medicis Pharmaceutical Corp. Class A	2,019	41,955
Reliv’ International, Inc.	1,448	7,921

Total Pharmaceuticals		116,428

Real Estate—0.1%
Consolidated-Tomoka Land Co.	278	11,693
Forest City Enterprises, Inc. Class B	1,374	44,312
Thomas Properties Group, Inc.	4,166	40,993

Total Real Estate		96,998

REITS—25.0%
Acadia Realty Trust	7,651	177,121
Agree Realty Corp.	3,938	86,833
American Campus Communities, Inc.(a)	13,272	369,501
American Land Lease, Inc.	2,953	56,107
Ashford Hospitality Trust, Inc.	103,095	476,299
Associated Estates Realty Corp.	8,567	91,753
BioMed Realty Trust, Inc.	26,456	648,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
BRT Realty Trust(a)	13,172	$158,064
CapLease, Inc.(a)	30,422	227,861
Cedar Shopping Centers, Inc.	28,696	336,317
Cogdell Spencer, Inc.	8,378	136,143
Colonial Properties Trust(a)	33,200	664,664
Cousins Properties, Inc.(a)	26,324	608,084
EastGroup Properties, Inc.	8,688	372,715
Education Realty Trust, Inc.	16,421	191,305
Entertainment Properties Trust	13,816	683,062
Equity Lifestyle Properties, Inc.	2,460	108,240
Extra Space Storage, Inc.	36,708	563,835
FelCor Lodging Trust, Inc.	34,320	360,360
First Potomac Realty Trust	14,524	221,346
Franklin Street Properties Corp.(a)	44,261	559,459
Getty Realty Corp.	13,355	192,446
Gladstone Commercial Corp.	5,930	102,767
Glimcher Realty Trust(a)	39,016	436,199
Healthcare Realty Trust, Inc.	24,451	581,200
Hersha Hospitality Trust	22,694	171,340
Home Properties, Inc.	15,116	726,474
Inland Real Estate Corp.(a)	33,109	477,432
Investors Real Estate Trust	30,539	291,342
Kite Realty Group Trust	12,255	153,188
LaSalle Hotel Properties	18,643	468,499
Lexington Realty Trust(a)	45,996	626,925
LTC Properties, Inc.	10,593	270,757
Medical Properties Trust, Inc.(a)	40,911	414,019
Mid-America Apartment Communities, Inc.	11,009	561,899
Mission West Properties, Inc.	9,693	106,235
Monmouth REIT Class A	13,480	86,272
National Health Investors, Inc.	14,093	401,791
Omega Healthcare Investors, Inc.	37,056	616,982
One Liberty Properties, Inc.	5,874	95,805
Parkway Properties, Inc.	8,406	283,534
Pennsylvania Real Estate Investment Trust	23,047	533,308
PMC Commercial Trust	8,616	68,928
Post Properties, Inc.	16,278	484,271
PS Business Parks, Inc.	5,400	278,640
Public Storage, Inc. Class A	6,646	172,530
Ramco-Gershenson Properties Trust	12,267	251,964
Resource Capital Corp.	29,026	209,277
Saul Centers, Inc.	4,783	224,753
Sovran Self Storage, Inc.	10,099	419,714
Strategic Hotels & Resorts, Inc.	30,640	287,097
Sun Communities, Inc.	16,003	291,735
Sunstone Hotel Investors, Inc.	32,155	533,773
Supertel Hospitality, Inc.	12,842	63,696
Tanger Factory Outlet Centers, Inc.	8,961	321,969
UMH Properties, Inc.	7,291	63,796
Universal Health Realty Income Trust	5,915	177,450
Urstadt Biddle Properties, Inc.	3,081	46,985
Urstadt Biddle Properties, Inc. Class A	8,291	121,546
U-Store-It Trust	52,432	626,562
Washington Real Estate Investment Trust	19,931	598,927
Winthrop Realty Trust	24,800	89,280

Total REITS		20,029,342

Retail—3.6%
Ark Restaurants Corp.	1,353	35,056
Asbury Automotive Group, Inc.	14,485	186,132
Bebe Stores, Inc.	10,814	103,923
Big 5 Sporting Goods Corp.	4,278	32,384
Bob Evans Farms, Inc.	5,714	163,420
Bon-Ton Stores, Inc. (The)	2,267	11,834
Books-A-Million, Inc.	4,025	30,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Brown Shoe Co., Inc.	5,679	$76,950
Buckle, Inc. (The)	6,403	292,809
Casey’s General Stores, Inc.	3,539	81,999
Cash America International, Inc.	1,044	32,364
Cato Corp. (The) Class A	10,502	149,548
CBRL Group, Inc.	4,059	99,486
Christopher & Banks Corp.	4,620	31,416
CKE Restaurants, Inc.	7,555	94,211
Dillard’s, Inc. Class A(a)	4,835	55,941
DineEquity Inc.(a)	3,426	127,995
Fred’s, Inc. Class A	2,464	27,695
Group 1 Automotive, Inc.	3,762	74,751
Haverty Furniture Cos., Inc.	4,062	40,782
Kenneth Cole Productions, Inc. Class A	3,745	47,562
Landry’s Restaurants, Inc.(a)	1,158	20,809
Lithia Motors, Inc. Class A	4,399	21,643
Movado Group, Inc.	1,642	32,512
Nu Skin Enterprises, Inc. Class A	12,761	190,394
O’Charley’s, Inc.	2,666	26,820
PEP Boys-Manny, Moe & Jack (The)	9,443	82,343
PriceSmart, Inc.	2,270	44,901
Regis Corp.	2,045	53,886
Ruby Tuesday, Inc.	17,095	92,313
Sonic Automotive, Inc. Class A	7,916	102,037
Sport Supply Group, Inc.	1,019	10,465
Stage Stores, Inc.	3,916	45,700
Talbots, Inc.(a)	16,992	196,937
Triarc Cos., Inc. Class A(a)	8,352	53,453
Triarc Cos., Inc. Class B	20,005	126,632
World Fuel Services Corp.	1,074	23,564

Total Retail		2,921,499

Savings & Loans—3.6%
Abington Bancorp Inc.	3,624	33,051
American Bancorp of New Jersey, Inc.	1,458	15,003
Anchor Bancorp Wisconsin, Inc.	5,143	36,052
BankAtlantic Bancorp, Inc. Class A	15,283	26,898
BankFinancial Corp.	3,039	39,537
BankUnited Financial Corp. Class A(a)	1,514	1,453
Benjamin Franklin Bancorp, Inc.	1,031	13,321
Berkshire Hills Bancorp, Inc.	1,915	45,290
Brookline Bancorp, Inc.	15,398	147,051
CFS Bancorp, Inc.	2,645	31,185
Citizens First Bancorp, Inc.	1,468	8,808
Clifton Savings Bancorp, Inc.	4,129	40,216
Dime Community Bancshares	11,128	183,723
Downey Financial Corp.(a)	3,234	8,958
First Defiance Financial Corp.	2,562	41,018
First Financial Holdings, Inc.	3,392	58,275
First Niagara Financial Group, Inc.	39,076	502,516
First Place Financial Corp.	5,864	55,122
Flushing Financial Corp.	5,110	96,835
HMN Financial, Inc.	1,300	20,085
Home Federal Bancorp, Inc.	2,414	23,802
Kearny Financial Corp.	8,590	94,490
K-Fed Bancorp	4,266	46,286
Legacy Bancorp, Inc.	845	9,743
MASSBANK Corp.	1,092	43,221
NewAlliance Bancshares, Inc.	19,314	241,039
Northeast Community Bancorp, Inc.	1,048	11,780
Northwest Bancorp, Inc.	12,071	263,388
OceanFirst Financial Corp.	4,933	89,041
Provident Financial Holdings, Inc.	2,093	19,758
Provident Financial Services, Inc.	14,490	203,005
Provident New York Bancorp	5,802	64,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Riverview Bancorp, Inc.	3,021	$22,355
Rockville Financial, Inc.	1,813	22,771
Roma Financial Corp.	3,820	50,042
TierOne Corp.	1,750	8,033
United Community Financial Corp.	16,246	60,923
United Financial Bancorp, Inc.	3,062	34,203
United Western Bancorp, Inc.	605	7,599
ViewPoint Financial Group	2,318	34,121
Westfield Financial, Inc.	5,021	45,440
Willow Grove Bancorp, Inc.	6,131	49,968
WSFS Financial Corp.	334	14,896

Total Savings & Loans		2,864,471

Semiconductors—0.1%
Cohu, Inc.	2,944	43,218
Micrel, Inc.	8,489	77,674

Total Semiconductors		120,892

Shipbuilding—0.0%
Todd Shipyards Corp.	1,237	17,578

Software—1.0%
Acxiom Corp.	13,866	159,320
American Software, Inc. Class A	7,875	44,415
Blackbaud, Inc.	4,033	86,306
CAM Commerce Solutions, Inc.	912	36,216
Computer Programs & Systems, Inc.	5,445	94,362
infoGROUP, Inc.	11,901	52,245
MoneyGram International, Inc.	7,802	8,660
Pegasystems, Inc.	2,821	37,971
QAD, Inc.	2,680	18,144
Quality Systems, Inc.(a)	6,686	195,766
Renaissance Learning, Inc.	4,031	45,188
Schawk, Inc.	1,772	21,246

Total Software		799,839

Telecommunications—2.4%
Adtran, Inc.	8,124	193,676
Alaska Communications Systems Group, Inc.(a)	19,270	230,084
Applied Signal Technology, Inc.	3,496	47,755
Atlantic Tele-Network, Inc.	2,224	61,182
Black Box Corp.	899	24,444
Consolidated Communications Holdings, Inc.	17,993	267,916
D&E Communications, Inc.	4,266	37,925
FairPoint Communications, Inc.(a)	28,168	203,091
HickoryTech Corp.	5,398	44,641
Iowa Telecommunications Services, Inc.	24,108	424,542
NTELOS Holdings Corp.	9,665	245,201
Plantronics, Inc.	3,013	67,250
Preformed Line Products Co.	574	23,138
Shenandoah Telecommunications Co.	1,887	24,569

Total Telecommunications		1,895,414

Textiles—0.1%
Angelica Corp.	1,769	37,626
G&K Services, Inc. Class A	859	26,165
UniFirst Corp.	422	18,847

Total Textiles		82,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Investments	Shares	Value
Transportation—1.1%
Arkansas Best Corp.(a)	5,299	$194,156
Forward Air Corp.	1,932	66,847
Heartland Express, Inc.	4,355	64,933
Horizon Lines, Inc. Class A(a)	5,733	57,043
Knight Transportation, Inc.	5,097	93,275
Pacer International, Inc.	12,087	259,992
Werner Enterprises, Inc.	6,430	119,469

Total Transportation		855,715

Trucking & Leasing—0.5%
Greenbrier Cos., Inc.	1,738	35,281
TAL International Group, Inc.(a)	16,910	384,534

Total Trucking & Leasing		419,815

Water—0.7%
American States Water Co.	3,141	109,747
Artesian Resources Corp.	1,908	35,088
California Water Service Group	4,900	160,573
Connecticut Water Service, Inc.	2,387	53,469
Middlesex Water Co.	3,819	63,357
SJW Corp.	2,407	63,545
Southwest Water Co.	3,474	34,809
York Water Co.	2,540	37,008

Total Water		557,596

TOTAL COMMON STOCKS (Cost: $108,413,364)		79,331,841

SHORT-TERM INVESTMENT—0.4%
MONEY MARKET FUND—0.4%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $370,192)	370,192	370,192

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—14.6%
MONEY MARKET FUNDS(c) —14.6%
DWS Money Market Fund, 2.74%	3,009,067	3,009,067
UBS Private Money Market Fund LLC, 2.51%	8,694,243	8,694,243

TOTAL INVESTMENTS OF CASH COLLATERAL FOR INVESTMENTS OWNED (Cost: $11,703,310)(d)		11,703,310

TOTAL INVESTMENTS IN SECURITIES—114.1% (Cost: $120,486,866)(e)		91,405,343
Liabilities in Excess of Cash and Other Assets—(14.1)%		(11,326,533)

TOTAL ASSETS—100.0%		$80,078,810

LP – Limited Partnership

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $10,994,958 and the total market value of the collateral held by the Fund was $11,703,310.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$91,405,343
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$91,405,343

See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	53.5%
Consumer Discretionary	9.6%
Industrials	7.7%
Consumer Staples	7.0%
Utilities	6.7%
Basic Materials	6.1%
Communications	4.9%
Technology	1.8%
Energy	1.5%
Diversified	0.3%
Other	0.9%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A Sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.6%
Australia—8.9%
A.B.C. Learning Centres Ltd.	218,966	$210,131
Alumina Ltd.	78,685	357,918
Amcor Ltd.	80,413	389,700
AMP Ltd.	99,511	638,866
Aristocrat Leisure Ltd.	39,209	241,565
ASX Ltd.	16,724	503,944
Austbrokers Holdings Ltd.	30,822	124,525
Australia & New Zealand Banking Group Ltd.	112,919	2,028,549
AXA Asia Pacific Holdings Ltd.	79,311	356,198
Babcock & Brown Ltd.	12,171	87,599
Bendigo and Adelaide Bank Ltd.	2,658	27,880
BHP Billiton Ltd.	73,540	3,084,023
Billabong International Ltd.	37,045	383,942
BlueScope Steel Ltd.	66,709	725,956
Boom Logistics Ltd.	79,629	53,873
Brambles Ltd.	3,749	31,408
Caltex Australia Ltd.	25,559	320,332
Centennial Coal Co., Ltd.	3,002	16,133
Challenger Financial Services Group Ltd.	44,742	81,150
Coca-Cola Amatil Ltd.	73,109	491,815
Commonwealth Bank of Australia	90,570	3,491,394
Computershare Ltd.	49,669	438,993
Consolidated Media Holdings Ltd.	12,253	38,803
CSL Ltd.	29,167	999,247
CSR Ltd.	164,043	385,688
Energy Developments Ltd.(a)	73,851	182,847
FairFax Media Ltd.	137,161	385,666
FlexiGroup Ltd.	160,249	63,820
Foster’s Group Ltd.	108,737	529,052
Funtastic Ltd.	106,125	51,940
Gloucester Coal Ltd.	781	9,668
Harvey Norman Holdings Ltd.	132,247	392,154
Housewares International Ltd.	43,192	43,522
Insurance Australia Group Ltd.	121,452	404,433
Leighton Holdings Ltd.(a)	19,191	936,486
Lend Lease Corp. Ltd.	37,135	340,329
Lion Nathan Ltd.	67,639	554,978
Macquarie Airports(b)	88,928	175,800
Macquarie Group Ltd.(a)	13,528	631,451
Mitchell Communications Group Ltd.	204,288	119,587
Mortgage Choice Ltd.	227,205	174,430
National Australia Bank Ltd.	102,104	2,596,578
New Hope Corp. Ltd.	1,881	9,657
Newcrest Mining Ltd.	22,602	635,517
Orica Ltd.	23,949	673,392
Origin Energy Ltd.	12,131	187,661
Oxiana Ltd.*	97,300	243,706
Perpetual Ltd.	7,790	319,734
Photon Group Ltd.	52,079	148,933
Qantas Airways Ltd.	179,813	524,575
QBE Insurance Group Ltd.	31,321	673,281
Regional Express Holdings Ltd.	136,870	139,228
Rio Tinto Ltd.	9,032	1,174,454
Santos Ltd.	18,794	386,865
Sigma Pharmaceuticals Ltd.	217,555	205,645
Sonic Healthcare Ltd.	37,449	522,897
Specialty Fashion Group Ltd.	57,768	47,121
St.George Bank Ltd.(a)	35,755	930,206
STW Communications Group Ltd.	15,335	20,088
Suncorp-Metway Ltd.	63,825	798,695
TABCORP Holdings Ltd.	42,305	398,266
Tatts Group Ltd.	20,578	46,407
Telstra Corp. Ltd.	728,823	2,965,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Toll Holdings Ltd.	37,111	$214,394
Transurban Group(b)	48,150	195,456
Virgin Blue Holdings Ltd.	430,941	194,370
Wesfarmers Ltd.	5,740	207,281
Wesfarmers Ltd.-Price Protected Shares	30,273	1,083,619
Westpac Banking Corp.	114,688	2,201,206
WHK Group Ltd.	29,343	31,538
Woodside Petroleum Ltd.	13,147	851,615
Woolworths Ltd.	50,235	1,178,686

Total Australia		40,312,384

Austria—0.5%
Andritz AG	840	53,005
Bank Austria Creditanstalt AG	3,774	769,429
BWT AG	3,526	145,440
Flughafen Wien AG	690	65,880
IMMOFINANZ AG	35,976	371,267
OMV AG	3,219	252,875
Palfinger AG	1,400	46,542
POLYTEC Holding AG	6,829	102,107
Schoeller-Bleckmann Oilfield Equipment AG	540	58,237
voestalpine AG	2,295	188,569
Wienerberger AG	5,087	213,755
Zumtobel AG	6,695	152,950

Total Austria		2,420,056

Belgium—2.0%
Barco N.V.	4,732	307,689
Bekaert S.A.	990	152,938
Belgacom S.A.	20,593	889,001
Cofinimmo	1,065	193,804
Compagnie Maritime Belge S.A.	5,339	324,782
Delhaize Group	2,117	142,590
Dexia N.V.	53,051	849,219
Euronav N.V.	7,688	373,075
Fortis N.V.	131,405	2,103,477
Groep Colruyt S.A.	750	198,307
InBev N.V.	7,988	554,769
KBC Groep N.V.	11,607	1,289,811
Mobistar S.A.	5,158	418,118
Omega Pharma S.A.	3,662	154,858
Solvay S.A.	2,598	340,111
UCB S.A.	19,526	723,112

Total Belgium		9,015,661

Denmark—0.6%
A/S Dampskibsselskabat Torm	6,210	219,094
Dalhoff Larsen & Horneman A/S Class B	6,400	93,293
Danisco A/S	4,543	292,248
Danske Bank A/S	29,800	862,500
Forstaedernes Bank A/S	12,512	285,478
H. Lundbeck A/S	14,379	328,076
NKT Holding A/S	775	62,626
Novo-Nordisk A/S Class B	11,802	772,929

Total Denmark		2,916,244

Finland—1.7%
Citycon Oyj	6,047	30,583
Elisa Oyj	4,659	97,849
Finnair Oyj	9,636	70,444
Fortum Oyj	30,117	1,530,764
KCI Konecranes Oyj	4,506	186,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Kemira Oyj	6,018	$76,043
Kesko Oyj Class B	3,013	97,649
Metso Oyj	3,013	137,524
Nokia Oyj	111,335	2,717,161
Nokian Renkaat Oyj	6,017	289,143
PKC Group Oyj	4,644	50,998
Ramirent Oyj	11,944	124,578
Rautaruukki Oyj	9,001	412,115
Sampo Oyj Class A	24,042	607,964
Sanoma Oyj	7,820	173,354
Stora Enso Oyj Class R	24,042	225,761
Talentum Oyj	572	2,668
UPM-Kymmene Oyj	24,042	393,945
Uponor Oyj	4,406	64,837
Wartsila Oyj Class B	3,013	189,648
YIT Oyj	3,013	75,859

Total Finland		7,555,602

France—14.5%
Air Liquide S.A.	8,789	1,161,391
ABC Arbitrage	9,609	72,215
Accor S.A.	11,021	736,760
Air France-KLM	11,599	278,508
Altamir Amboise	27,342	280,011
Assystem	25,334	364,025
Avenir Telecom	20,316	39,051
AXA S.A.	124,259	3,692,341
BNP Paribas	37,965	3,441,799
Bouygues S.A.	2,872	190,773
Carrefour S.A.	21,894	1,240,443
Casino Guichard Perrachon S.A.	8,077	916,252
Christian Dior S.A.	6,533	674,196
Cie de Saint-Gobain S.A.	11,167	699,192
CNP Assurances S.A.	6,532	738,518
Compagnie Generale des Etablissements Michelin Class B	9,906	712,322
Credit Agricole S.A.	161,518	3,303,146
Electricite de France	43,466	4,132,256
Etablissements Maurel et Prom	1,358	32,073
Euler Hermes S.A.	6,637	494,090
Fimalac	2,892	201,397
France Telecom S.A.	144,875	4,270,704
Gaz de France	18,007	1,158,101
GFI Informatique	25,543	160,172
Groupe Danone(a)	13,425	943,368
Haulotte Group	9,297	135,786
Hermes International(a)	7,276	1,146,370
IMS-Intl Metal Service	4,383	148,471
Lafarge S.A.	6,084	933,546
Lagardere S.C.A	8,136	463,651
L’Oreal S.A.	13,266	1,444,276
LVMH Moet Hennessy Louis Vuitton S.A.	9,843	1,032,532
Manitou BF S.A.	7,651	229,398
Natixis	135,536	1,505,483
Nexity	6,267	170,227
NRJ Group(a)	25,907	266,132
Peugeot S.A.	3,814	207,256
PPR	5,339	594,719
Renault S.A.	23,184	1,903,085
Sanofi-Aventis	52,608	3,516,875
Schneider Electric S.A.	8,495	918,297
SCOR SE	7,247	166,246
Societe BIC S.A.	2,517	131,660
Societe Des Autoroutes Paris-Rhin-Rhone	11,889	1,129,148
Societe Fonciere Financiere et de Participations FFP	1,864	175,270
Societe Generale	18,737	1,632,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Societe Television Francaise 1	12,008	$201,111
Suez S.A.	55,842	3,804,336
Technip S.A.	8,026	743,421
Thomson	28,064	146,798
TOTAL S.A.	107,603	9,188,737
Vallourec	552	193,866
Veolia Environnement S.A.	10,901	611,948
VINCI S.A.	16,691	1,025,603
Vivendi S.A.	56,680	2,152,182
Wendel	1,151	117,149
Zodiac SA	1,504	69,075

Total France		66,037,979

Germany—7.6%
Aareal Bank AG	6,513	159,772
Allianz SE	11,021	1,943,047
AMB Generali Holding AG	2,207	400,647
Arques Industries AG	14,494	132,449
BASF SE	32,792	2,263,979
Bayer AG	21,170	1,783,126
Bayerische Motoren Werke AG	9,383	451,632
Beate Uhse AG	70,035	122,481
Bechtle AG	525	14,848
Beiersdorf AG	6,746	497,102
Cenit AG	2,766	27,455
Comdirect Bank AG	9,046	103,330
Commerzbank AG	17,817	528,868
Daimler AG	35,736	2,211,614
Deutsche Bank AG	20,218	1,747,218
Deutsche Boerse AG	4,957	559,899
Deutsche Lufthansa AG	17,679	381,602
Deutsche Post AG	41,681	1,090,129
Deutsche Postbank AG	4,716	414,313
Deutsche Telekom AG	323,493	5,300,665
Deutz AG	1,363	12,541
E.ON AG	20,546	4,148,375
Elexis AG	492	13,178
Fraport AG Frankfurt Airport Services Worldwide	4,806	326,357
Fresenius Medical Care AG & Co. KGaA	8,488	468,198
GFK AG	1,436	64,413
Hannover Rueckversicherung AG	1,989	98,244
Heidelberger Druckmaschinen AG	12,937	265,589
Hypo Real Estate Holding AG	7,728	217,704
IDS Scheer AG	5,202	61,470
Indus Holding AG	2,058	69,681
MAN AG	4,746	527,243
Merck KGAA	1,281	182,230
MPC Muenchmeyer Petersen Capital AG	634	33,413
Muenchener Rueckversicherungs-Gesellshaft AG	6,836	1,198,321
Pfleiderer AG	9,067	123,855
RWE AG	14,844	1,876,376
Salzgitter AG	2,176	399,065
Siemens AG	18,037	2,004,050
ThyssenKrupp AG	14,279	897,191
Vivacon AG(a)	29,518	281,368
Volkswagen AG	4,058	1,171,816

Total Germany		34,574,854

Hong Kong—3.6%
Bank of East Asia Ltd.	66,020	358,572
BOC Hong Kong Holdings Ltd.	525,155	1,390,769
Cathay Pacific Airways Ltd.(a)	179,000	341,129
Cheung Kong Holdings Ltd.	58,969	794,829
China Merchants Holdings International Co., Ltd.	60,016	232,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
China Mobile Ltd.	317,124	$4,262,239
China Netcom Group Corp., Ltd.	45,519	124,051
China Overseas Land & Investment Ltd.	120,034	189,654
China Resources Enterprise, Ltd.	58,016	165,548
China Travel International Investment Hong Kong Ltd.	240,067	64,962
China Unicom Ltd.	116,051	215,509
CITIC Pacific Ltd.	117,954	434,909
CNOOC Ltd.	687,157	1,182,649
Dah Sing Financial Holdings Ltd.	10,759	86,790
Denway Motors Ltd.	180,056	69,506
Hang Seng Bank Ltd.	103,606	2,185,739
Hong Kong Exchanges and Clearing Ltd.	31,600	461,997
Hopewell Holdings Ltd.	30,008	106,602
Hutchison Whampoa Ltd.	119,025	1,199,798
MTR Corp.	120,034	377,923
New World Development Ltd.	89,954	183,197
Shanghai Industrial Holdings Ltd.	29,008	85,192
Shun TAK Holdings Ltd.	59,969	56,143
Sino Land Co. Ltd.	59,969	119,208
Sun Hung Kai Properties Ltd.	48,415	656,921
Television Broadcasts Ltd.	30,009	173,185
Wharf (Holdings) Ltd. (The)	59,969	251,106
Wing Hang Bank Ltd.	15,006	198,798
Wing Lung Bank Ltd.	12,003	235,367

Total Hong Kong		16,204,353

Ireland—0.7%
Allied Irish Banks PLC	49,221	759,914
Anglo Irish Bank Corp. PLC	21,276	202,804
Bank of Ireland	87,037	758,577
CRH PLC	8,605	249,460
DCC PLC	2,849	70,922
FBD Holdings PLC	6,530	174,387
Glanbia PLC	8,032	60,996
Independent News & Media PLC	32,785	80,581
Irish Life & Permanent PLC	25,888	275,114
Kerry Group PLC Class A	1,518	44,964
Kingspan Group PLC	20,545	203,282
McInerney Holdings PLC	106,128	84,484

Total Ireland		2,965,485

Italy—7.2%
AcegasAps SpA	11,298	95,589
Actelios SpA	7,492	80,562
A2A SpA	151,846	556,833
Alleanza Assicurazioni SpA	32,904	357,450
Anima SGRpA	31,762	72,061
Assicurazioni Generali SpA	22,041	846,290
Atlantia SpA	12,312	373,027
Banca Carige SpA	75,999	268,817
Banca Monte dei Paschi di Siena SpA	479,731	1,359,756
Banca Popolare dell’Etruria e del Lazio	29,799	308,930
Banca Popolare di Milano S.c.r.l.	29,128	273,520
Biesse SpA	856	14,701
Cairo Communication SpA	43,781	165,205
Cofide SpA	79,017	90,259
Credito Emiliano SpA	23,006	202,621
Enel SpA	409,905	3,900,788
ENI SpA	190,713	7,121,325
ERGO Previdenza SpA	133,998	786,952
Esprinet SpA	1,940	12,303
Finmeccanica SpA	16,039	421,508
Fondiaria-Sai SpA	9,633	319,330
Gruppo Editoriale L’Espresso SpA	2,503	6,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Hera SpA	66,011	$269,889
Ifil Investments SpA	63,389	412,474
Intesa Sanpaolo SpA	802,364	4,585,758
Luxottica Group SpA(a)	13,895	326,195
Mediobanca SpA	24,514	417,129
Mediolanum SpA(a)	52,169	217,200
Milano Assicurazioni SpA	4,181	21,574
Panariagroup Industrie Ceramiche SpA	31,409	158,852
Piaggio & C. SpA	33,446	65,870
Piccolo Credito Valtellinese S.c.r.l.	19,335	203,342
Pirelli & C. Real Estate SpA	13,268	259,215
Premafin Finanziaria SpA	141,217	276,338
RCS MediaGroup SpA	37,131	85,062
Safilo Group SpA	64,007	142,092
Saipem SpA	9,633	452,738
Snam Rete Gas SpA	112,441	769,302
Sogefi SpA	25,305	117,116
Telecom Italia SpA	1,185,464	2,390,730
Terna Rete Elettrica Nazionale SpA	125,327	531,165
UniCredit SpA	462,708	2,834,064
Unione di Banche Italiane SCPA	20,460	479,990
Unipol Gruppo Finanziario SpA	112,500	265,697

Total Italy		32,915,747

Japan—10.0%
Aeon Fantasy Co., Ltd.	2,200	25,444
Alpen Co., Ltd.	6,300	107,868
Arcs Co., Ltd.	1,200	16,075
Arnest One Corp.	24,000	99,392
Asahi Glass Co., Ltd.	30,000	363,379
Astellas Pharma, Inc.	12,000	509,410
Bridgestone Corp.	21,000	321,523
Calsonic Kansei Corp.	25,000	100,231
Canon, Inc.	18,000	927,126
Chubu Electric Power Co., Inc.	18,000	439,791
Cleanup Corp.	2,300	16,143
Dai Nippon Printing Co., Ltd.	30,000	442,904
Daikoku Denki Co., Ltd.	1,700	22,933
Daikyo, Inc.	76,000	123,315
Daiwa Securities Group, Inc.	35,000	322,249
DENSO Corp.	12,000	413,188
Eagle Industry Co., Ltd.	6,000	46,639
Ehime Bank Ltd. (The)	1,000	3,575
Eisai Co., Ltd.	9,000	318,381
Fanuc Ltd.	6,000	586,953
FCC Co., Ltd.	4,100	63,199
Fuji Electronics Co., Ltd.(a)	19,500	192,232
Fuji Fire & Marine Insurance Co., Ltd. (The)	50,000	133,484
FUJIFILM Holdings Corp.	12,000	413,188
Fukushima Bank Ltd. (The)	34,000	29,187
Fuso Pharmaceutical Industries Ltd.	24,000	79,015
Gulliver International Co., Ltd.	2,320	61,499
Hitachi Ltd.	60,000	433,564
Hokkaido Electric Power Co., Inc.	500	10,188
Hokuriku Electric Power Co.	600	14,292
Honda Motor Co., Ltd.	18,000	612,990
Honeys Co., Ltd.	14,630	136,770
Iida Home Max Co., Ltd.	35,900	197,779
Information Services International-Dentsu Ltd.	3,000	22,923
ITOCHU Corp.	60,000	640,158
Izumiya Co., Ltd.	44,000	262,327
Japan Tobacco, Inc.	120	512,806
Japan Transcity Corp.	54,000	208,349
Jastec Co., Ltd.	2,100	12,897
JFE Holdings, Inc.	12,000	605,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Joint Corp.*	10,700	$53,699
Kanamoto Co., Ltd.	21,000	118,664
Kansai Electric Power Co., Inc. (The)	21,000	492,288
Kanto Natural Gas Development Ltd.	29,000	197,519
Kanto Tsukuba Bank Ltd. (The)	34,100	167,597
Kao Corp.	13,000	341,540
Kasumi Co., Ltd.	19,000	122,598
Keiyo Co., Ltd.	9,300	44,831
Kirin Brewery Co., Ltd.	30,000	469,223
Kobe Steel Ltd.	147,000	421,565
Kojima Co., Ltd.(a)	52,700	273,928
Komatsu Ltd.	30,000	837,696
Konaka Co., Ltd.	5,500	25,942
Kyocera Corp.	6,000	566,011
Kyodo Printing Co., Ltd.	129,000	401,585
Kyushu Electric Power Co., Inc.	21,000	439,791
Makino Milling Machine Co., Ltd.	6,000	37,866
Maruzen Showa Unyu Co., Ltd.	84,000	264,667
Matsushita Electric Industrial Co., Ltd.	30,000	648,083
Mercian Corp.	3,000	6,905
Michinoku Bank Ltd. (The)	7,000	18,093
Ministop Co., Ltd.	5,200	111,599
Mitsubishi Corp.	24,000	792,415
Mitsubishi Electric Corp.	60,000	648,083
Mitsubishi Estate Co., Ltd.	29,976	687,153
Mitsubishi Heavy Industries Ltd.	120,000	572,803
Mitsubishi UFJ Financial Group, Inc.	105,616	937,547
Mitsui & Co., Ltd.	30,000	663,648
Mitsui Fudosan Co., Ltd.	29,976	641,909
Mitsui High-Tec, Inc.	30,510	241,766
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,668	299,277
Mitsuuroko Co., Ltd.	14,900	88,552
Mizuho Financial Group, Inc.	82	383,680
NEC Mobiling Ltd.	5,600	98,788
Nice Holdings, Inc.	38,000	83,883
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	15,056
Nippon Oil Corp.	60,000	403,566
Nippon Steel Corp.	290,000	1,573,039
Nippon Telegraph & Telephone Corp.	180	882,977
Nissan Motor Co., Ltd.	87,000	719,768
Nissan Shatai Co., Ltd.	1,000	7,830
Nissin Corp.	31,000	88,609
Nissin Kogyo Co., Ltd.	3,500	53,191
Nitto Boseki Co., Ltd.	40,000	93,958
Nomura Holdings, Inc.	99,200	1,472,021
NTT DoCoMo, Inc.	1,449	2,132,390
Okinawa Electric Power Co., Inc. (The)	3,800	188,199
Pacific Industrial Co., Ltd.	39,000	162,247
Ricoh Co., Ltd.	30,000	542,239
Right On Co., Ltd.(a)	10,000	107,353
Riken Corp.	22,000	98,788
Royal Holdings Co., Ltd.	8,500	87,722
Saibu Gas Co., Ltd.	91,000	208,603
San-Ai Oil Co., Ltd.	24,000	104,825
Sanden Corp.	5,000	22,593
Sanei-International Co., Ltd.	4,400	68,902
Sankyo Seiko Co., Ltd.	45,400	109,212
Sanoh Industrial Co., Ltd.	23,300	150,564
Satori Electric Co., Ltd.	14,300	108,999
Sawai Pharmaceutical Co., Ltd.	3,000	126,503
Secom Co., Ltd.	15,000	730,154
Seikagaku Corp.	21,100	211,189
Seino Holdings Corp.	9,000	55,101
Sekisui House, Ltd.	30,000	280,458
Sharp Corp.	30,000	489,317
Shindengen Electric Manufacturing Co., Ltd.	31,000	100,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Shin-Etsu Chemical Co., Ltd.	9,000	$558,653
Shinko Shoji Co., Ltd.	4,000	43,621
Shinwa Kaiun Kaisha Ltd.	15,000	82,072
Showa Corp.	11,300	79,842
Sinanen Co., Ltd.	26,000	106,693
Sompo Japan Insurance, Inc.	16,000	150,634
Sony Corp.	9,000	393,944
SSP Co., Ltd.(a)	18,000	89,826
Starzen Co., Ltd.	144,000	319,230
Sumitomo Chemical Co., Ltd.	60,000	378,661
Sumitomo Corp.	30,000	394,793
Sumitomo Electric Industries Ltd.	17,800	226,352
Sumitomo Metal Industries Ltd.	120,000	528,654
Sumitomo Mitsui Financial Group, Inc.	30	226,121
Sumitomo Warehouse Co., Ltd. (The)	15,000	71,176
Suzuki Motor Corp.	21,000	497,241
T&D Holdings, Inc.	6,000	369,605
Taihei Kogyo Co., Ltd.	38,000	132,635
Takeda Pharmaceutical Co., Ltd.	12,000	611,292
Teikoku Tsushin Kogyo Co., Ltd.	28,000	93,241
TOA Corp./Hyodo	6,000	37,074
Tochigi Bank Ltd. (The)	149,000	938,937
TOHO Gas Co., Ltd.	7,000	38,432
Tohoku Electric Power Co., Inc.	21,000	457,620
Tokushima Bank Ltd. (The)	1,000	4,971
Tokyo Electric Power Co., Inc. (The)	27,000	695,345
Tokyo Gas Co., Ltd.	90,000	363,379
Tokyo Seimitsu Co., Ltd.	8,200	132,973
Tokyo Tomin Bank Ltd. (The)	2,200	42,649
Tokyu Livable, Inc.	1,500	13,103
Tonami Transportation Co., Ltd.	68,000	150,748
Topre Corp.	14,800	134,031
Toray Industries, Inc.	31,000	166,398
Toshiba Corp.	60,000	443,187
Tosho Printing Co., Ltd.	6,000	15,565
Touei Housing Corp.	3,500	21,626
Toyo Securities Co., Ltd.	8,000	26,489
Toyota Motor Corp.	55,500	2,623,036
Trans Cosmos, Inc.	11,900	109,003
United Arrows Ltd.	14,000	92,184
Urban Corp.	36,900	108,258
Valor Co., Ltd.	2,200	20,691
Yokohama Reito Co., Ltd.	3,000	21,820
ZERIA Pharmaceutical Co., Ltd.	7,000	68,478

Total Japan		45,526,739

Netherlands—2.8%
AEGON N.V.	67,031	888,503
Akzo Nobel N.V.	8,316	572,045
Ballast Nedam N.V.	5,881	201,068
Brunel International	3,904	87,343
CSM N.V.	6,413	224,208
Heijmans N.V.	8,023	193,149
Heineken Holding N.V.	4,919	225,839
Heineken N.V.	6,294	321,493
ING Groep N.V.	89,309	2,850,097
Koninklijke BAM Groep N.V.	4,970	88,015
Koninklijke DSM N.V.	6,234	367,047
Koninklijke KPN N.V.	114,941	1,973,939
Koninklijke Philips Electronics N.V.	24,630	838,593
Koninklijke Vopak N.V.	4,385	297,423
Macintosh Retail Group N.V.	1,430	31,543
OCE N.V.	12,940	159,635
Ordina N.V.	9,519	128,080
Randstad Holding N.V.	1,785	62,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Reed Elsevier N.V.	21,195	$357,647
SBM Offshore N.V.	4,297	158,692
TNT N.V.	10,721	366,883
Unilever N.V. CVA	61,956	1,759,994
USG People N.V.	9,240	167,855
Vedior N.V.	8,612	213,706
Wavin N.V.	14,079	116,678
Wolters Kluwer N.V.	9,423	220,321

Total Netherlands		12,872,230

New Zealand—0.4%
Air New Zealand Ltd.	129,213	107,195
Auckland International Airport Ltd.	73,390	108,921
Contact Energy Ltd.	5,927	36,043
Fletcher Building Ltd.	29,072	140,505
Mainfreight Ltd.	35,549	175,866
New Zealand Refining Co., Ltd. (The)	17,070	94,192
PGG Wrightson Ltd.	14,243	27,101
Port of Tauranga Ltd.	58,621	292,238
Sky City Entertainment Group Ltd.	29,900	69,636
Telecom Corp. of New Zealand Ltd.(a)	140,464	381,658
TrustPower Ltd.	10,566	59,831
Vector Ltd.	108,897	159,132
Warehouse Group Ltd. (The)	25,250	78,793

Total New Zealand		1,731,111

Norway—1.3%
ABG Sundal Collier Holding ASA	78,000	116,385
Acta Holding ASA	123,000	140,062
Aker ASA Class A	2,821	135,001
DnB NOR ASA	60,018	763,562
Ekornes ASA	3,001	44,189
Norsk Hydro ASA	34,659	506,264
Norwegian Property ASA	21,200	98,644
Orkla ASA	27,010	346,809
Schibsted ASA	1,500	42,555
Sparebank 1 SR Bank	43,550	399,294
Sparebanken 1 SMN	29,500	289,588
Sparebanken 1 Nord-Norge	13,000	219,498
Statoil Hydro ASA	47,838	1,783,553
Veidekke ASA	6,550	46,938
Yara International ASA	9,002	797,083

Total Norway		5,729,425

Portugal—0.8%
Banco BPI, S.A.	23,378	97,056
Banco Comercial Portugues, S.A. Class R(a)	118,809	257,386
Banco Espirito Santo, S.A.	17,141	267,634
Banif SGPS, S.A.	32,626	90,471
Brisa-Auto-estradas de Portugal S.A.	18,322	211,885
Jeronimo Martins, SGPS, S.A.	20,124	146,325
Mota-Engil, SGPS, S.A.	6,533	42,099
Portucel-Empresa Produtora De Pasta E Papel, S.A.	19,656	62,867
Portugal Telecom, SGPS, S.A.	61,236	695,624
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	307,488	1,201,468
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	6,264	78,164
Sonae SGPS, S.A.	97,254	117,220
Zon Multimedia—Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	18,382	152,918

Total Portugal		3,421,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Singapore—1.5%
Asia Environment Holdings Ltd.	166,000	$58,646
CH Offshore Ltd.	93,000	43,808
China Aviation Oil Singapore Corp. Ltd.	9,000	9,804
Chip Eng Seng Corp. Ltd.	204,000	60,060
ComfortDelgro Corp., Ltd.	90,002	99,366
Cosco Corp., Ltd.	30,000	70,658
CSE Global Ltd.	37,000	28,595
DBS Group Holdings Ltd.	52,000	721,834
FJ Benjamin Holdings Ltd.	179,000	52,041
Fraser and Neave Ltd.	32,807	109,385
Guocoland Ltd.(a)	29,976	48,098
Ho Bee Investment Ltd.	15,000	9,108
Jaya Holdings Ltd.	90,000	105,988
Keppel Land Ltd.	29,976	109,433
Keppel Telecommunications & Transportation Ltd.	33,000	130,917
KS Energy Services Ltd.	11,000	15,302
MobileOne Ltd.	57,800	79,979
Oversea-Chinese Banking Corp. Ltd.	120,000	721,599
Pacific Century Regional Developments Ltd.	62,000	15,972
Parkway Holdings Ltd.	60,000	102,455
Rickmers Maritime	49,000	40,754
SBS Transit Ltd.	45,000	71,873
SembCorp Industries Ltd.	30,000	91,856
SembCorp Marine Ltd.	36,223	107,711
SIA Engineering Co., Ltd.	30,001	82,364
Singapore Airlines Ltd.	30,899	334,314
Singapore Airport Terminal Services Ltd.	60,001	98,040
Singapore Exchange Ltd.	30,000	152,578
Singapore Petroleum Co., Ltd.	17,000	82,582
Singapore Post Ltd.	120,000	97,155
Singapore Press Holdings Ltd.	60,001	187,689
Singapore Shipping Corp., Ltd.	205,000	62,617
Singapore Technologies Engineering Ltd.	30,000	60,722
Singapore Telecommunications Ltd.	509,150	1,356,584
SMRT Corp. Ltd.	90,000	123,211
Stamford Land Corp., Ltd.	75,000	34,225
StarHub Ltd.	55,449	116,314
Straits Trading Co., Ltd.	30,000	146,175
Super Coffeemix Manufacturing Ltd.	17,000	10,010
United Overseas Bank Ltd.	61,038	836,512
Venture Corp., Ltd.	27,000	194,951

Total Singapore		6,881,285

Spain—5.6%
Abertis Infraestructuras S.A.	15,600	370,399
Acciona S.A.	1,488	353,656
Acerinox S.A.	7,654	176,427
ACS, Actividades de Construccion y Servicios, S.A.	5,786	290,896
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	161,727	3,101,025
Banco Espanol de Credito, S.A.	5,213	77,780
Banco Guipuzcoano S.A.	7,379	110,447
Banco Popular Espanol, S.A.	39,840	551,748
Banco de Sabadell S.A.	30,878	261,250
Banco Santander Central Hispano, S.A.	311,639	5,730,004
Bankinter, S.A.	16,983	193,457
Cia Espanola De Petroleos, S.A.(a)	6,011	667,679
Ebro Puleva S.A.	11,998	229,488
Enagas	10,721	304,046
Endesa S.A.	38,514	1,877,462
Fomento de Construcciones y Contratas S.A.	1,281	76,170
Gas Natural SDG, S.A.	14,995	875,084
Gestevision Telecinco, S.A.	16,188	207,101
Grupo Ferrovial S.A.	3,249	201,278
IBERDROLA, S.A.	140,085	1,878,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Iberia Lineas Aereas de Espana	48,318	$115,714
Inditex S.A.	6,114	281,859
Mapfre S.A.	41,411	198,345
Red Electrica de Corporacion S.A.	4,296	279,880
Renta Corp Real Estate S.A.	17,278	138,834
Repsol YPF, S.A.	33,855	1,335,106
Telefonica, S.A.	188,172	5,004,488
Union Fenosa, S.A.	6,776	395,223
Zardoya Otis S.A.	6,024	125,093

Total Spain		25,408,189

Sweden—3.1%
AB SKF Class B	12,003	188,565
AB Volvo Class A	30,011	355,471
AB Volvo Class B	75,027	922,972
Alfa Laval AB	24,008	374,168
Assa Abloy AB Class B	12,003	174,098
Atlas Copco AB Class A	24,006	354,183
Axfood AB	5,690	188,710
Bilia AB Class A	13,560	98,059
Brostrom AB Class B	27,313	195,244
Cardo AB	900	21,844
Connecta AB	36,825	430,059
D. Carnegie & Co. AB	3,672	49,140
Electrolux AB Series B	12,003	153,645
Eniro AB	57,068	207,767
Fabege AB	17,991	120,531
Gunnebo AB	13,800	75,706
H&M Hennes & Mauritz AB Class B	26,542	1,440,642
Haldex AB	4,478	67,557
Hemtex AB	8,900	79,526
Holmen AB Class B	3,001	88,304
JM AB	12,003	156,140
Kungsleden AB	36,432	270,120
NCC AB Class B	5,623	84,831
Nibe Industrier AB Class B	8,368	61,209
Nobia AB	17,400	84,753
Nordea Bank AB	107,928	1,490,988
Q-Med AB	21,930	116,662
Ratos AB Class B	12,003	338,219
Rezidor Hotel Group AB	7,400	31,370
rnb Retail and Brands AB	48,000	125,279
Sandvik AB	36,010	493,874
Scania AB Class A	17,208	252,455
Scania AB Class B	24,008	329,268
Securitas AB Class B	35,382	411,737
Skandinaviska Enskilda Banken AB Class A	18,007	335,273
Skandinaviska Enskilda Banken AB Class C	11,000	191,094
Skanska AB Class B	18,007	258,938
SSAB Svenskt Stal AB Series A	11,902	385,828
Svenska Cellulosa Aktiebolaget SCA Class B	18,007	255,197
Svenska Handelsbanken AB Class A	24,008	572,726
Svenska Handelsbanken AB Class B	3,900	91,740
Swedbank AB Class A	21,007	406,845
Tele2 AB Class B	2,905	56,986
Telefonaktiebolaget LM Ericsson Class B	43,804	457,312
TeliaSonera AB	135,042	1,001,251
Trelleborg AB Class B	7,300	110,434
Wihlborgs Fastigheter AB	2,195	39,500

Total Sweden		13,996,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Switzerland—3.7%
Adecco S.A.	4,952	$246,482
Baloise Holding AG	1,846	195,003
Credit Suisse Group	42,673	1,964,818
EFG International AG	4,807	131,902
Geberit AG	623	92,049
Givaudan S.A.	240	215,119
Helvetia Holding AG	401	156,585
Holcim Ltd.	4,086	331,942
Huber & Suhner AG	3,918	165,782
Kudelski S.A.	4,378	54,113
Kuehne + Nagel International AG	2,775	264,396
Mobilezone Holding AG	4,046	27,805
Nestle S.A.	96,630	4,378,991
Nobel Biocare Holding AG	3,517	115,185
Novartis AG	50,457	2,786,379
Panalpina Welttransport Holding AG	803	85,692
Rieter Holding AG	460	150,496
Roche Holding AG	9,483	1,713,010
SGS S.A.	210	301,414
Swatch Group AG (The) Class B	1,227	307,473
Schweizerische Rueckversicherungs-Gesellschaft AG.	15,125	1,010,462
Swisscom AG	1,940	648,984
Swissquote Group Holding S.A.	3,014	134,929
Tecan Group AG	2,583	173,451
Vontobel Holding AG	6,587	225,688
Zurich Financial Services AG	4,006	1,028,440

Total Switzerland		16,906,590

United Kingdom—22.1%
Alliance & Leicester PLC	58,084	341,008
Anglo American PLC	36,877	2,587,757
AstraZeneca PLC	45,933	1,958,077
Aviva PLC	100,834	1,005,380
BAE SYSTEMS PLC	200,001	1,761,289
Barclays PLC	437,940	2,540,614
Barratt Developments PLC	46,498	53,672
BG Group PLC	1,708	44,427
BHP Billiton PLC	43,235	1,652,046
Bloomsbury Publishing PLC	841	2,260
Bovis Homes Group PLC	5,142	34,793
BP PLC	618,718	7,181,795
Bradford & Bingley PLC(a)	238,049	305,571
Brit Insurance Holdings PLC	20,690	72,161
British American Tobacco PLC	64,781	2,241,985
British Sky Broadcasting Group PLC	102,331	961,246
BT Group PLC	393,119	1,563,948
Cable & Wireless PLC	106,779	320,459
Cadbury PLC	76,099	957,911
Carter & Carter Group PLC+	383,982	630,450
Centrica PLC	254,074	1,568,764
Chesnara PLC	8,184	23,576
Collins Stewart PLC	46,437	68,157
Compass Group PLC	180,636	1,364,274
Diageo PLC	112,180	2,062,875
Dsg International PLC	133,170	117,938
DTZ Holdings PLC	25,166	99,793
Findel PLC	24,604	81,773
Galliford Try PLC	221,724	166,577
GlaxoSmithKline PLC	228,489	5,061,112
HBOS PLC	438,404	2,408,070
Highway Insurance Group PLC	29,393	29,833
Hikma Pharmaceuticals PLC	33,242	333,429
HSBC Holdings PLC	546,389	8,435,471
Imperial Tobacco Group PLC	28,920	1,076,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
J. Sainsbury PLC	100,320	$635,392
Johnston Press PLC	142,551	147,523
Lavendon Group PLC	13,657	67,133
Legal & General Group PLC	583,475	1,163,524
Lloyds TSB Group PLC	482,834	2,986,032
LSL Property Services PLC	50,347	87,673
Luminar Group Holdings PLC	27,300	145,607
Man Group PLC	147,339	1,829,734
Marks & Spencer Group PLC	131,631	860,556
MJ Gleeson Group PLC	28,743	89,665
National Grid PLC	137,313	1,804,970
New Star Asset Management Group PLC	25,831	52,179
Old Mutual PLC	461,805	852,888
Paragon Group Companies PLC	84,272	121,173
Pearson PLC	99,231	1,213,542
Pendragon PLC	479,147	143,036
Persimmon PLC	24,099	151,555
Prudential PLC	128,248	1,360,390
Punch Taverns PLC	8,636	53,795
Reckitt Benckiser Group PLC	30,605	1,550,121
Redrow PLC	42,663	120,991
Reed Elsevier PLC	98,527	1,129,440
Rio Tinto PLC	12,591	1,505,733
Robert Walters PLC	32,612	81,453
Royal Bank of Scotland Group (The) PLC	1,578,218	6,752,911
Royal Dutch Shell PLC Class A	103,516	4,250,033
Royal Dutch Shell PLC Class B	77,500	3,115,578
SABMiller PLC	44,867	1,028,644
Sage Group (The) PLC	283,446	1,178,969
Savills PLC	25,111	110,694
Shore Capital Group PLC	68,571	46,399
Smith & Nephew PLC	43,604	480,753
Smiths Group PLC	56,060	1,211,625
Smiths News PLC	196,304	354,537
Standard Chartered PLC	57,072	1,624,219
Taylor Wimpey PLC	131,440	162,183
Tesco PLC	219,770	1,615,226
Topps Tiles PLC	35,112	47,517
Travis Perkins PLC	18,779	201,067
Trinity Mirror PLC	48,730	105,708
Unilever PLC	53,157	1,511,744
UTV Media PLC	9,328	24,644
Vodafone Group PLC	2,457,389	7,294,284
Wolseley PLC	15,977	119,714
WPP Group PLC	29,918	288,329
Xstrata PLC	18,244	1,461,045
Yell Group PLC	93,595	131,319

Total United Kingdom		100,386,594

TOTAL COMMON STOCKS (Cost: $495,185,825)		447,777,865

PREFERRED STOCKS—0.2%
Italy—0.2%
Fondiaria-Sai SpA	13,853	309,712
IFIL - Investments SpA	25,146	145,104
Milano Assicurazioni SpA	40,894	223,252
Pirelli & C. SpA	41,229	25,918

TOTAL PREFERRED STOCKS (Cost: $743,467)		703,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

June 30, 2008

Investments	Shares	U.S. $ Value
WARRANTS*—0.0%
Hong Kong—0.0%
Industrial and Commercial Bank of China, expiring 11/6/08 (Cost: $0)	1	$—

RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC Sub Shares, expiring 7/17/08	93,844	17,743
HBOS PLC, expiring 7/18/08	175,361	37,516
UtV Media, expiring 7/14/08	6,218	526

TOTAL RIGHTS (Cost: $0)		55,785

TOTAL LONG-TERM INVESTMENTS (Cost: $495,929,292)		448,537,636

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
Columbia Cash Reserves Fund, 2.24%(c) (Cost: $161,394)	161,394	161,394

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—2.1%
MONEY MARKET FUNDS(d)—2.1%
DWS Money Market Fund, 2.74%	9,002,478	9,002,478
UBS Private Money Market Fund LLC, 2.51%	361,393	361,393

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $9,363,871)(e)		9,363,871

TOTAL INVESTMENTS IN SECURITIES—100.9% (Cost: $505,454,557)(f)		458,062,901
Liabilities in Excess of Foreign Currency and Other Assets—(0.9)%		(4,028,333)

NET ASSETS—100.0%		$454,034,568

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(d)	Interest rates shown reflect yields as of June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $5,767,565 and the total market value of the collateral held by the Fund was $9,363,871.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA Fund

June 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$457,293,472
Level 2—Other Significant Observable Inputs	769,429
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$458,062,901

See Notes to Schedule of Investments.

WisdomTree DEFA Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	30.8%
Consumer Staples	14.1%
Communications	12.8%
Energy	8.9%
Industrials	8.2%
Utilities	7.9%
Consumer Discretionary	7.8%
Basic Materials	6.5%
Diversified	1.0%
Technology	0.8%
Other	1.2%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.0%
Australia—12.3%
A.B.C. Learning Centres Ltd.	149,829	$143,783
Alumina Ltd.	41,519	188,859
Amcor Ltd.	43,280	209,745
AMP Ltd.	88,549	568,490
Aristocrat Leisure Ltd.	16,977	104,594
ASX Ltd.	9,295	280,086
Australia & New Zealand Banking Group Ltd.	103,685	1,862,664
AXA Asia Pacific Holdings Ltd.	44,022	197,710
Babcock & Brown Communities Ltd.	273,642	112,918
Babcock & Brown Ltd.	22,687	163,287
Billabong International Ltd.	16,053	166,377
BlueScope Steel Ltd.	57,231	622,812
Boral Ltd.	27,639	149,859
Bradken Ltd.	703	5,802
Brambles Ltd.	4,905	41,093
Caltex Australia Ltd.	11,043	138,402
Challenger Financial Services Group Ltd.	65,211	118,276
Coca-Cola Amatil Ltd.	43,853	295,005
Coffey International Ltd.	51,193	87,938
Commonwealth Bank of Australia	78,581	3,029,228
ConnectEast Group(a)	114,177	94,230
Consolidated Media Holdings Ltd.	8,288	26,247
CSR Ltd.	65,595	154,223
David Jones Ltd.	4,344	11,714
FairFax Media Ltd.	99,243	279,049
Foster’s Group Ltd.	95,134	462,867
Galileo Japan Trust	173,650	66,657
Goodman Fielder Ltd.	18,268	24,631
GRD Ltd.	153,457	98,668
Great Southern Ltd.	15,292	9,465
GUD Holdings Ltd.	1,686	12,248
Insurance Australia Group Ltd.	106,282	353,917
Invocare Ltd.	6,883	41,877
IOOF Holdings Ltd.	13,536	66,248
Iress Market Technology Ltd.	6,123	36,783
Just Group Ltd.	8,595	25,652
Lend Lease Corp. Ltd.	36,784	337,113
Lion Nathan Ltd.	29,329	240,645
Macquarie Airports(a)	83,717	165,498
Macquarie Group Ltd.(b)	15,789	736,989
Minara Resources Ltd.	60,912	189,976
National Australia Bank Ltd.	98,148	2,495,974
Navitas Ltd.	20,806	41,730
Octaviar Ltd.	16,446	15,625
Oxiana Ltd. *	237,471	594,790
Pacific Brands Ltd.	29,358	50,008
Pacific Magazines Ltd	91,003	80,345
Perpetual Ltd.	3,392	139,222
Primary Health Care Ltd.	3,672	18,324
Qantas Airways Ltd.	181,340	529,030
QBE Insurance Group Ltd.	39,130	841,144
Ridley Corp., Ltd.	30,853	34,493
Service Stream Ltd.	82,628	79,294
Seven Network Ltd.	27,002	195,121
Sims Group Ltd.	12,476	499,137
SMS Managmnet & Technology Ltd.	907	3,212
Sonic Healthcare Ltd.	16,213	226,381
St. George Bank Ltd.(b)	28,761	748,249
STW Communications Group Ltd.	24,042	31,493
Suncorp-Metway Ltd.	47,720	597,160
Sunland Group Ltd.	12,127	26,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
TABCORP Holdings Ltd.	51,659	$486,326
Tatts Group Ltd.	22,873	51,583
Telstra Corp. Ltd.	626,378	2,548,678
Timbercorp Ltd.	125,014	91,777
Toll Holdings Ltd.	24,222	139,933
Transfield Services Ltd.	19,336	137,684
Transurban Group(a)	42,473	172,411
Trinity Group	119,175	114,366
United Group Ltd.	17,017	201,027
Virgin Blue Holdings Ltd.	188,245	84,905
Washington H. Soul Pattinson & Co., Ltd.	26,962	292,118
Wesfarmers Ltd.	29,945	1,071,879
Wesfarmers Ltd. - PPS	7,347	265,312
West Australian Newspapers Holdings Ltd. (a)	19,304	146,348
Westpac Banking Corp.	101,176	1,941,870
WHK Group Ltd.	96,075	103,262
Woolworths Ltd.	44,463	1,043,255

Total Australia		28,061,509

Austria—0.3%
Bank Austria Creditanstalt AG	3,058	623,453
IMMOFINANZ AG	6,733	69,484
Oesterreichische Post AG	380	14,489
Wienerberger AG	245	10,295

Total Austria		717,721

Belgium—2.8%
Belgacom S.A.	14,489	625,491
Cofinimmo	563	102,453
Compagnie Maritime Belge S.A.	2,923	177,812
Dexia N.V.	43,635	698,491
Fortis N.V.	116,450	1,864,084
InBev N.V.	17,703	1,229,478
KBC Groep N.V.	13,571	1,508,058
Melexis N.V.	1,907	30,196
Mobistar S.A.	585	47,421

Total Belgium		6,283,484

Denmark—0.4%
Bang & Olufsen A/S Class B	2,350	95,073
D/S Norden	1,000	107,744
Danske Bank A/S	13,098	379,095
TrygVesta A/S	6,141	434,616

Total Denmark		1,016,528

Finland—1.5%
Amer Sports Oyj(b)	4,032	60,858
Comptel PLC	43,291	87,987
Finnair Oyj	5,999	43,856
Kesko Oyj Class B	1,867	60,508
Metso Oyj	5,581	254,737
Neste Oil Oyj	3,319	97,892
OKO Bank PLC Class A	8,049	139,751
Orion Oyj Class B	7,589	151,374
Outokumpu Oyj	5,424	190,144
PKC Group Oyj	17,994	197,603
Ramirent Oyj	11,717	122,210
Rapala VMC Oyj	14,312	90,874
Rautaruukki Oyj	7,728	353,830
Sampo Oyj Class A	20,192	510,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sanoma-WSOY Oyj	6,852	$151,895
Stora Enso Oyj Class R	24,222	227,451
Talentum Oyj	20,082	93,655
UPM-Kymmene Oyj	16,897	276,870
Uponor Oyj	8,745	128,688
Wartsila Oyj	1,119	70,433

Total Finland		3,311,223

France—18.4%
ABC Arbitrage	12,499	93,935
Accor S.A.	4,767	318,677
Air France-KLM	7,246	173,986
Air Liquide S.A.	383	50,610
Assystem	12,995	186,725
AXA S.A.	96,291	2,861,275
BNP Paribas	43,120	3,909,135
Bouygues	8,529	566,540
Canal Plus	18,441	177,234
Cie de Saint-Gobain S.A.	13,638	853,907
CNP Assurances S.A.	1,556	175,924
Credit Agricole S.A. (b)	146,622	2,998,514
Euler Hermes S.A.	4,318	321,452
Fimalac	1,445	100,629
France Telecom S.A.	139,185	4,102,972
Gaz de France S.A.	28,974	1,863,432
GFI Informatique	15,168	95,114
Imerys S.A.	1,783	129,252
IMS-Intl Metal Service	6,429	217,778
Klepierre	5,025	253,348
Lafarge S.A.	4,424	678,831
Legrand S.A.	3,289	82,964
M6-Metropole Television	6,369	138,278
Manitou BF S.A.	9,874	296,049
Natixis	35,597	395,398
Neopost S.A.	1,413	149,626
Nexity	5,138	139,561
NRJ Group	10,449	107,338
Oberthur Card Systems S.A.	24,271	167,874
PagesJaunes Groupe(b)	9,402	138,505
Peugeot S.A.	8,545	464,341
PPR S.A.	2,474	275,582
Rallye S.A.	2,923	172,009
Renault S.A.	14,701	1,206,749
Sanofi-Aventis	50,561	3,380,032
Schneider Electric S.A.	7,949	859,275
SCOR SE	9,785	224,468
Sequanal S.A.	6,807	130,842
Societe BIC S.A.	654	34,210
Societe Immobiliere de Location pour l’Industrie et le Commerce *	594	74,683
Societe Television Francaise 1	10,894	182,454
Suez S.A.	36,960	2,517,966
Thomson	25,691	134,385
TOTAL S.A.	82,207	7,020,050
Trigano S.A.	3,630	80,527
Valeo S.A.	6,997	224,892
Vallourec	1,105	388,082
VINCI S.A.	9,242	567,888
Vivendi S.A.	56,306	2,137,981
Zodiac SA	2,275	104,485

Total France		41,925,764

Germany—7.4%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Allianz SE	12,510	$2,205,564
Arques Industries AG	10,104	92,332
BASF AG	29,906	2,064,729
Commerzbank AG	15,151	449,733
DaimlerChrysler AG	26,580	1,644,973
Deutsche Bank AG	20,494	1,771,069
Deutsche Lufthansa AG	17,710	382,271
Deutsche Post AG	46,631	1,219,593
Deutsche Telekom AG	203,107	3,328,055
Hannover Rueckversicherung AG	2,379	117,507
HCI Capital AG(b)	13,197	171,330
Indus Holding AG	2,262	76,588
MLP AG	3,837	69,038
MPC Muenchmeyer Petersen Capital AG	1,675	88,276
Muenchener Rueckversicherungs-Gesellshaft AG	6,769	1,186,577
RWE AG	15,255	1,928,329
Vivacon AG	8,185	78,020

Total Germany		16,873,984

Hong Kong—1.8%
BOC Hong Kong (Holdings) Ltd.	419,841	1,111,866
CLP Holdings Ltd.	99,524	852,612
Hang Seng Bank Ltd.	64,318	1,356,894
HongKong Electric Holdings Ltd.	96,518	577,441
Next Media Ltd.	82,000	31,444
PCCW Ltd.	148,048	89,617
Shenzhen Investment Ltd.	224,000	80,724

Total Hong Kong		4,100,598

Ireland—0.7%
Allied Irish Banks PLC	24,360	376,089
Bank of Ireland	44,622	388,933
C&C Group PLC	21,899	119,725
Greencore Group PLC	2,401	7,282
Independent News & Media PLC	161,550	397,067
Irish Life & Permanent PLC	16,154	171,670
McInerney Holdings PLC	89,754	71,450

Total Ireland		1,532,216

Italy—10.0%
ACEA SpA	1,105	21,048
Alleanza Assicurazioni SpA	28,770	312,541
Arnoldo Mondadori Editore SpA(a)	29,200	171,833
Banca Intermobiliare SpA	14,415	107,880
Banca Monte dei Paschi di Siena SpA	316,887	898,189
Banca Popolare di Milano S.c.a.r.l.	3,207	30,115
Benetton Group SpA	2,274	26,638
Cairo Communication SpA	31,403	118,497
Credito Artigiano SpA	43,653	171,944
Enel SpA	306,427	2,916,058
Eni SpA	139,534	5,210,274
ERGO Previdenza SpA	36,601	214,953
Gemina SpA	106,361	129,872
Gruppo Editoriale L’Espresso SpA(b)	96,858	237,148
Intesa Sanpaolo SpA	730,636	4,175,808
Mediaset SpA	31,639	208,742
Mediobanca SpA	13,952	237,406
Milano Assicurazioni SpA	28,570	147,419
Panariagroup Industrie Ceramiche SpA	18,633	94,237
Parmalat Finanzaria SpA	6,414	16,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Piaggio & C SpA	50,364	$99,189
Pirelli & C Real Estate SpA	7,279	142,209
Premuda SpA	87,862	197,264
Recordati SpA	23,503	183,484
Snam Rete Gas SpA	92,100	630,132
Societa Cattolica di Assicurazioni S.c.r.l.(b)	3,422	150,963
Sogefi SpA	30,843	142,747
Telecom Italia SpA	670,405	1,352,008
Terna SpA	103,227	437,500
UniCredito Italiano SpA	517,140	3,167,456
Unione di Banche Italiane SCPA	27,041	634,380
Unipol Gruppo Finanziario SpA	67,439	159,274

Total Italy		22,743,983

Japan—0.6%
Arnest One Corp.	8,300	34,373
Daiken Corp.	24,000	44,375
Nissan Motor Co., Ltd.	81,200	671,783
Oracle Corp. Japan	3,400	138,880
Right On Co., Ltd.	3,000	32,206
SBI Holdings, Inc.	64	14,031
Tokyu Livable, Inc.	12,400	108,319
TonenGeneral Sekiyu K.K.	12,000	109,127
Uniden Corp.	4,000	20,565
United Arrows Ltd.	17,500	115,230
Urban Corp.	11,000	32,272

Total Japan		1,321,161

Netherlands—2.4%
AEGON N.V.	67,865	899,558
Ballast Nedam N.V.	3,056	104,483
Beter Bed Holding N.V.	590	9,900
Heijmans N.V.	3,819	91,940
ING Groep N.V.	88,215	2,815,185
Koninklijke KPN N.V.	73,418	1,260,844
Macintosh Retail Group N.V.	4,065	89,665
OCE N.V.	5,603	69,122
Randstad Holding N.V.	4,578	160,126
Smit Internationale N.V.	35	3,419
SNS Reaal	1,089	21,155

Total Netherlands		5,525,397

New Zealand—0.6%
Air New Zealand Ltd.	198,703	164,844
Auckland International Airport Ltd.	64,195	95,275
Contact Energy Ltd.	8,493	51,648
Fisher & Paykel Appliances Holdings Ltd.	14,622	22,035
Fletcher Building Ltd.	25,009	120,868
Nuplex Industries Ltd.	4,670	19,193
PGG Wrightson Ltd.	9,120	17,353
Pumpkin Patch Ltd.	58,143	63,281
Sky City Entertainment Group Ltd.	3,898	9,078
Telecom Corp. of New Zealand Ltd.	233,594	634,704
Vector Ltd.	25,239	36,882
Warehouse Group Ltd. (The)	49,100	153,217

Total New Zealand		1,388,378

Norway—0.6%
Acta Holding ASA	23,000	26,191
Aker ASA Class A	1,440	68,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
DnB NOR ASA	52,024	$661,861
Ekornes ASA	3,250	47,856
Sparebank 1 SR Bank	6,000	55,012
Sparebank 1 SMN	17,900	175,716
Sparebanken Nord-Norge	9,100	153,648
Veidekke ASA	9,760	69,941

Total Norway		1,259,137

Portugal—0.5%
Banco BPI, S.A.	34,186	141,926
Banco Espirito Santo, S.A.	7,723	120,585
Banif SGPS, S.A.	31,816	88,225
Portugal Telecom, SGPS, S.A.	62,637	711,538
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	10,354	40,457

Total Portugal		1,102,731

Singapore—1.8%
ComfortDelgro Corp., Ltd.	63,000	69,554
DBS Group Holdings Ltd.	59,000	819,004
Jaya Holdings Ltd.	40,000	47,106
MobileOne Ltd.	24,000	33,209
Singapore Airport Terminal Services Ltd.	40,000	65,359
Singapore Exchange Ltd.	40,000	203,437
Singapore Petroleum Co., Ltd.	13,000	63,151
Singapore Post Ltd.	110,000	89,059
Singapore Press Holdings Ltd.	52,000	162,661
Singapore Telecommunications Ltd.	528,900	1,409,206
SMRT Corp. Ltd.	80,000	109,520
Stamford Land Corp. Ltd.	48,000	21,904
StarHub Ltd.	73,640	154,472
United Overseas Bank Ltd.	50,000	685,239
UOB Kay Hian Holdings Ltd.	40,000	52,994

Total Singapore		3,985,875

Spain—5.5%
ACS, Actividades de Construccion y Servicios, S.A.	8,347	419,652
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	143,802	2,757,323
Banco Espanol de Credito, S.A.	15,382	229,506
Banco Popular Espanol, S.A.(b)	34,859	482,765
Banco Santander Central Hispano, S.A.	222,228	4,086,032
Bolsas y Mercados Espanoles	3,189	118,828
Fomento de Construcciones y Contratas S.A.	3,198	190,157
Gestevision Telecinco, S.A.	15,891	203,301
Iberia Lineas Aereas de Espana	76,606	183,459
Renta Corp. Real Estate S.A.	11,624	93,402
Telefonica, S.A.	137,377	3,653,581
Union Fenosa, S.A.	1,963	114,496

Total Spain		12,532,502

Sweden—3.2%
AB SKF Class B	15,204	238,852
AB Volvo Class A	22,100	261,768
AB Volvo Class B	51,973	639,365
Axfood AB	2,052	68,055
Bilia AB Class A	10,587	76,560
Boliden AB	9,500	77,543
Brostrom AB Class B	5,700	40,746
D. Carnegie & Co. AB(b)	18,502	247,602
Fabege AB	8,660	58,018
H&M Hennes & Mauritz AB Class B	21,100	1,145,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Haldex AB	4,052	$61,130
Hemtex AB	11,000	98,290
Kungsleden AB	25,522	189,229
NCC AB Class B	6,500	98,062
Nordea Bank AB	98,018	1,354,085
Rederi AB Transatlantic	13,433	91,335
rnb Retail and Brands AB	23,600	61,596
Scania AB Class A	9,500	139,373
Scania AB Class B	10,400	142,635
Securitas AB Class B	7,000	81,458
Skandinaviska Enskilda Banken AB Class A	12,600	234,600
Skandinaviska Enskilda Banken AB Class C	5,000	86,861
Skanska AB Class B	16,004	230,136
Svenska Cellulosa Aktiebolaget SCA Class B	22,800	323,123
Svenska Handelsbanken AB Class A	21,204	505,835
Svenska Handelsbanken Class B	3,800	89,388
Swedbank AB Class A(b)	20,004	387,420
Trelleborg AB Class B	6,200	93,793
Wihlborgs Fastigheter AB	5,323	95,791

Total Sweden		7,217,911

Switzerland—2.0%
Ciba Holding AG	1,985	57,527
Credit Suisse Group	34,607	1,593,430
Mobilezone Holding AG	13,409	92,149
Rieter Holding AG	95	31,081
Schweizerische Rueckversicherungs – Gesellschaft AG	13,895	928,289
Swisscom AG	2,555	854,718
Vontobel Holding AG	3,734	127,937
Zurich Financial Services AG	3,672	942,694

Total Switzerland		4,627,825

United Kingdom—25.2%
AGA Rangemaster Group PLC	22,910	87,427
Alliance & Leicester PLC	51,444	302,025
Amlin PLC	5,344	26,642
AstraZeneca PLC	46,339	1,975,385
Aviva PLC	119,933	1,195,809
Barclays PLC	456,627	2,649,023
Barratt Developments PLC	133,146	153,689
Beazley Group PLC	47,945	106,152
BP PLC	567,838	6,591,204
Bradford & Bingley PLC	98,267	126,140
Braemar Shipping Services Plc	9,088	95,496
Brewin Dolphin Holdings PLC	38,848	90,457
Brit Insurance Holdings PLC	28,908	100,823
British American Tobacco PLC	59,361	2,054,406
British Energy Group PLC	3,054	43,305
BT Group PLC	373,224	1,484,800
Cable & Wireless PLC	40,599	121,843
Cadbury PLC	30,486	383,748
Carpetright PLC	3,626	47,627
Centrica PLC	108,499	669,920
Chaucer Holdings PLC	64,731	103,382
Chesnara PLC	32,555	93,783
Clarkson PLC	5,069	98,460
Close Brothers Group PLC	12,942	142,433
Collins Stewart PLC	62,222	91,325
Debenhams PLC	139,962	124,649
Devro PLC	59,911	96,876
Dsg International PLC	33,954	30,070
DTZ Holdings PLC	24,899	98,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Electrocomponents PLC	51,891	$151,808
Enterprise Inns PLC	8,585	69,367
Friends Provident PLC	108,116	219,901
Galliford Try PLC	134,984	101,411
GKN PLC	34,707	154,031
GlaxoSmithKline PLC	198,213	4,390,489
HBOS PLC	380,450	2,089,740
Henderson Group PLC	55,984	122,558
Highway Insurance Group PLC	98,927	100,409
HMV Group PLC	21,293	54,877
Holidaybreak PLC	5,299	44,187
Home Retail Group PLC	40,183	174,335
HSBC Holdings PLC	478,357	7,385,151
IMI PLC	3,201	27,807
Investec PLC	24,898	152,616
ITV PLC	267,419	237,895
Johnston Press PLC	86,735	89,760
Kingfisher PLC	78,729	175,954
Ladbrokes PLC	68,704	351,057
Lavendon Group PLC	19,885	97,748
Legal & General Group PLC	226,743	452,155
Lloyds TSB Group PLC	382,998	2,368,608
Logica PLC	171,990	369,669
Luminar Group Holdings PLC	20,432	108,976
Man Group PLC	18,742	232,748
Marks & Spencer Group PLC	62,666	409,688
Mitchells & Butlers PLC	19,189	78,287
National Grid PLC	97,698	1,284,234
New Star Asset Management Group PLC	50,886	102,790
Northgate PLC	9,418	66,164
Old Mutual PLC	266,861	492,854
Pearson PLC	38,558	471,544
Pendragon PLC	228,840	68,314
Persimmon PLC	28,469	179,038
Premier Foods PLC	27,555	52,234
Rentokil Initial PLC	193,599	382,401
Rexam PLC	3,663	28,248
Royal Bank of Scotland Group (The) PLC	1,352,033	5,785,104
RSA Insurance Group	75,678	189,167
Scottish & Southern Energy PLC	34,859	973,326
Signet Group PLC	50,249	49,751
Smiths Group PLC	21,723	469,500
Smiths News PLC	15,714	28,380
Standard Life PLC	47,151	196,824
Tate & Lyle PLC	5,738	45,392
Taylor Wimpey PLC	183,523	226,448
Tomkins PLC	61,344	184,346
Topps Tiles PLC	71,469	96,719
Travis Perkins PLC	6,780	72,593
Trinity Mirror PLC	38,823	84,217
UTV Media PLC	31,104	82,174
Vodafone Group PLC	1,915,897	5,686,971
Wolseley PLC	33,857	253,687
Woolworths Group PLC	953,891	154,529
Yell Group PLC	100,442	140,926

Total United Kingdom		57,244,740

TOTAL COMMON STOCKS (Cost: $256,819,123)		222,772,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
PREFERRED STOCKS—0.1%
Italy—0.1%
Fondiaria-Sai SpA	4,799	$107,292
Telecom Italia SpA	105,069	170,508

TOTAL PREFERRED STOCKS (Cost: $272,446)		277,800

RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC Sub Shares, expiring 7/17/08	97,848	18,500
HBOS PLC, expiring 7/18/08	152,180	32,557
UTV Media, expiring 7/14/08	20,736	1,754

TOTAL RIGHTS (Cost: $0)		52,811

TOTAL LONG-TERM INVESTMENTS
(Cost: $257,091,569)		223,103,278

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States—0.0%
Columbia Cash Reserves Fund, 2.24%(c) (Cost: $2,106)	2,106	2,106

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—2.1%
MONEY MARKET FUNDS(d)—2.1%
DWS Money Market Fund, 2.74%	3,942,424	3,942,424
UBS Private Money Market Fund LLC, 2.51%	736,425	736,425

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $4,678,849)(e)		4,678,849

TOTAL INVESTMENTS IN SECURITIES—100.2% (Cost: $261,772,524)(f)		227,784,233
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(0.2)%		(542,888)

NET ASSETS—100.0%		$227,241,345

PPS – Price Protected Shares

*	Non-income producing security.
(a)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Security, or portion thereof, was on loan at June 30, 2008.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(d)	Interest rates shown reflect yields as of June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $4,448,858 and the total market value of the collateral held by the Fund was $4,678,489.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA High-Yielding Equity Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$227,160,780
Level 2—Other Significant Observable Inputs	623,453
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$227,784,233

See Notes to Financial Statements.

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	43.9%
Communications	15.5%
Energy	8.5%
Consumer Staples	8.2%
Utilities	6.6%
Industrials	6.4%
Consumer Discretionary	6.1%
Basic Materials	2.3%
Technology	0.5%
Diversified	0.2%
Other	1.8%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.4%
Austria—0.9%
Andritz AG	112	$7,067
AT&S Austria Technologie & Systemtechnik AG	436	7,556
Bank Austria Creditanstalt AG	480	97,861
BWT AG	269	11,096
Flughafen Wien AG	84	8,020
Immofinanz AG	4,055	41,847
Oesterreichische Post AG	170	6,482
OMV AG	771	60,567
Palfinger AG	312	10,372
POLYTEC Holding AG	835	12,485
Uniqa Versicherungen AG	465	13,253
voestalpine AG	309	25,389
Wiener Staedtische AG	147	9,714
Wienerberger AG	607	25,506
Zumtobel AG	842	19,236

Total Austria		356,451

Belgium—2.5%
Barco N.V.	235	15,280
Belgacom S.A.	2,691	116,171
Cofinimmo	17	3,094
Compagnie Maritime Belge S.A.	470	28,591
Delhaize Group	258	17,378
Dexia N.V.	5,815	93,084
Euronav N.V.	1,197	58,087
Fortis N.V.	16,196	259,259
Groep Colruyt S.A.	105	27,763
InBev N.V.	1,373	95,355
KBC Groep N.V.	1,515	168,352
Mobistar S.A.	489	39,639
Omega Pharma S.A.	138	5,836
Solvay S.A.	313	40,976
UCB S.A.	1,185	43,884
Umicore	595	29,436

Total Belgium		1,042,185

Denmark—0.8%
A/S Dampskibsselskabat Torm	800	28,225
Bang & Olufsen A/S Class B	250	10,114
Carlsberg A/S Class B	200	19,331
Dalhoff Larsen & Horneman A/S Class B	800	11,662
Danisco A/S	50	3,216
Danske Bank A/S	3,503	101,387
Forstaedernes Bank A/S	532	12,138
H. Lundbeck A/S	501	11,431
Novo-Nordisk A/S Class B	1,302	85,270
Novozymes A/S Class B	50	4,521
Sjaelso Gruppen	245	5,202
Sydbank A/S	50	1,907
Wacker Chemie AG	73	15,269

Total Denmark		309,673

Finland—2.2%
Amer Sports Oyj	32	483
Citycon Oyj	1,270	6,423
Elisa Oyj	1,052	22,094
Finnair Oyj	2,169	15,857
Fortum Oyj	2,692	136,827
KCI Konecranes Oyj	543	22,500
Kemira Oyj	703	8,883
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Kesko Oyj Class B	348	$11,278
Metso Oyj	703	32,088
Neste Oil Oyj	160	4,719
Nokia Oyj	11,648	284,273
Nokian Renkaat Oyj	437	21,000
Orion Oyj Class B	137	2,733
Outokumpu Oyj	705	24,714
PKC Group Oyj	112	1,230
Pohjola Bank PLC Class A	703	12,206
Ramirent Oyj	914	9,533
Rautaruukki Oyj	1,832	83,879
Sampo Oyj Class A	2,798	70,755
Sanoma-WSOY Oyj	674	14,941
Stora Enso Oyj Class R	2,798	26,274
Teleste Oyj	1,515	11,935
UPM-Kymmene Oyj	1,270	20,810
Uponor Oyj	870	12,803
Wartsila Oyj Class B	354	22,282
YIT Oyj	703	17,700

Total Finland		898,220

France—19.5%
ABC Arbitrage	1,438	10,807
Accor S.A.	1,875	125,345
Air France-KLM	2,745	65,911
Air Liquide S.A.	1,227	162,137
Altamir Amboise	1,875	19,202
April Group	1,592	93,283
Assystem	4,356	62,591
Avenir Telecom	5,602	10,768
AXA S.A.	13,126	390,037
BNP Paribas	5,566	504,598
Bouygues S.A.	1,055	70,079
Carbone Lorraine	40	2,206
Carrefour S.A.	2,635	149,291
Casino Guichard Perrachon S.A.	1,010	114,574
Christian Dior S.A.	1,109	114,447
Cie de Saint-Gobain S.A.	1,829	114,518
CNP Assurances S.A.	1,051	118,828
Compagnie Generale des Etablissements Michelin Class B	1,027	73,850
Credit Agricole S.A.	19,830	405,536
Electricite de France	3,015	286,632
Euler Hermes S.A.	549	40,870
Fimalac	226	15,738
Fonciere Des Regions	109	13,361
France Telecom S.A.	18,761	553,047
Gaz de France	3,032	195,000
GFI Informatique	1,952	12,240
Groupe Danone	1,757	123,464
Groupe Steria SCA	378	10,452
Haulotte Group	795	11,611
ICADE	25	2,920
IMS-Intl Metal Service	405	13,719
Ipsen	2,098	107,429
LaCie S.A.	900	5,488
Lafarge S.A.	941	144,390
Lagardere SCA	1,385	78,928
Legrand S.A.	962	24,266
L’Oreal S.A.	1,540	167,661
LVMH Moet Hennessy Louis Vuitton S.A.	1,193	125,145
M6-Metropole Television	69	1,498
Manitou BF S.A.	610	18,289
Natixis	7,150	79,420
Neopost S.A.	60	6,354
Nexans S.A.	81	10,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nexity	723	$19,638
NRJ Group	2,020	20,751
PagesJaunes Groupe	906	13,347
Peugeot S.A.	737	40,049
PPR	900	100,252
Renault S.A.	2,012	165,157
Sanofi-Aventis	5,816	388,803
Schneider Electric S.A.	1,088	117,611
SCOR SE	259	5,941
Sechilienne-Sidec	570	44,759
Societe Des Autoroutes Paris-Rhin-Rhone	172	16,336
Societe Fonciere Financiere et de Participations FFP	174	16,361
Societe Generale	2,171	189,121
Societe Television Francaise 1	1,177	19,713
Suez S.A.	6,348	432,469
Technip S.A.	247	22,879
Thomson (EX-TMM)	3,125	16,346
TOTAL S.A.	12,884	1,100,228
Trigano S.A.	82	1,819
Valeo S.A.	449	14,431
Vallourec	129	45,306
Veolia Environnement S.A.	444	24,925
VINCI S.A.	2,385	146,549
Vivendi S.A.	8,405	319,144
Wendel	169	17,201
Zodiac S.A.	331	15,202

Total France		7,970,270

Germany—10.2%
Aareal Bank AG	463	11,358
adidas AG	773	48,850
Allianz SE	1,574	277,503
Altana AG	1,012	17,459
Arques Industries AG	1,913	17,481
BASF AG	3,974	274,368
Bayer AG	2,551	214,868
Bayerische Motoren Werke AG	1,174	56,508
Beate Uhse AG	2,881	5,038
Beiersdorf AG	474	34,928
Celesio AG	1,187	42,977
Cenit AG	716	7,107
Comdirect Bank AG	906	10,349
Commerzbank AG	1,868	55,449
Continental AG	230	23,652
DaimlerChrysler AG	3,840	237,647
Deutsche Bank AG	2,615	225,985
Deutsche Boerse AG	651	73,531
Deutsche Lufthansa AG	2,983	64,388
Deutsche Post AG	5,022	131,346
Deutsche Postbank AG	802	70,458
Deutsche Telekom AG	34,102	558,785
E.ON AG	2,085	420,976
Fraport AG Frankfurt Airport Services Worldwide	43	2,920
Fresenius Medical Care AG & Co. KGaA	1,444	79,651
H&R WASAG AG	361	7,531
Hannover Rueckversicherung AG	198	9,780
Heidelberger Druckmaschinen AG	638	13,098
Highlight Communications AG	147	1,656
Hochtief AG	19	1,934
Hypo Real Estate Holding AG	373	10,508
IDS Scheer AG	884	10,446
Indus Holding AG	65	2,201
K+S AG	25	14,428
Kontron AG	243	3,331
MAN AG	638	70,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
MLP AG	460	$8,277
MPC Muenchmeyer Petersen Capital AG	64	3,373
Muenchener Rueckversicherungs-Gesellshaft AG	823	144,268
Pfleiderer AG	196	2,677
Praktiker Bau-und Heimwerkermaerkte AG	169	3,576
RWE AG	2,186	276,324
SAP AG	865	45,328
Siemens AG	2,678	297,546
ThyssenKrupp AG	1,735	109,015
Vivacon AG	3,385	32,266
Volkswagen AG	456	131,678
Wincor Nixdorf AG	118	8,221

Total Germany		4,171,921

Ireland—0.8%
Allied Irish Banks PLC	5,400	83,370
Anglo Irish Bank Corp. PLC	1,390	13,250
Bank of Ireland	7,305	63,638
C&C Group PLC	1,171	6,402
CRH PLC	990	28,700
DCC PLC	196	4,879
FBD Holdings PLC	1,874	50,046
Fyffes PLC	4,637	4,457
Glanbia PLC	742	5,635
IAWS Group PLC	128	3,207
Independent News & Media PLC	2,568	6,312
Irish Life & Permanent PLC	2,008	21,339
Kerry Group PLC Class A	224	6,635
Kingspan Group PLC	1,654	16,365
McInerney Holdings PLC	5,987	4,766
Smurfit Kappa Group PLC	914	7,459

Total Ireland		326,460

Italy—9.7%
AcegasAps SpA	334	2,826
Actelios SpA	101	1,086
AEM SpA	23,706	86,932
Alleanza Assicurazioni SpA	5,253	57,066
Anima SGRpA	2,937	6,663
Arnoldo Mondadori Editore SpA	242	1,424
Assicurazioni Generali SpA	4,270	163,952
Atlantia SpA	2,092	63,383
Autostrada Torino-Milano SpA	354	6,130
Banca Carige SpA	12,803	45,286
Banca IFIS SpA	207	2,978
Banca Intermobiliare SpA	46	344
Banca Monte dei Paschi di Siena SpA	60,284	170,870
Banca Popolare dell’Etruria e del Lazio	1,307	13,550
Banca Popolare di Milano S.c.r.l.	1,812	17,015
Banco di Desio e della Brianza SpA	1,404	13,483
Benetton Group SpA	5	59
Cairo Communication SpA	4,597	17,347
Cofide SpA	4,706	5,376
Credito Artigiano SpA	2,391	9,418
Credito Emiliano SpA	1,506	13,264
Enel SpA	46,625	443,699
Eni SpA	21,930	818,878
ERG SpA	606	14,541
ERGO Previdenza SpA	2,247	13,196
Esprinet SpA	1,545	9,798
Fiat SpA	703	11,530
Finmeccanica SpA	2,704	71,062
Gemina SpA	8,623	10,529
Gruppo Editoriale L’Espresso SpA	1,418	3,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Gruppo MutuiOnline SpA	1,058	$7,093
Ifil Investments SpA	10,680	69,495
Intesa Sanpaolo SpA	89,860	513,577
Luxottica Group SpA(a)	2,342	54,980
Mediaset SpA	1,413	9,322
Mediobanca SpA	2,997	50,997
Meliorbanca SpA	1,320	6,525
Milano Assicurazioni SpA	992	5,119
Nice SpA	2,012	8,931
Panariagroup Industrie Ceramiche SpA	2,712	13,716
Piaggio & C SpA	7,501	14,773
Piccolo Credito Valtellinese S.c.r.l.	901	9,476
Pirelli & C Real Estate SpA	1,179	23,034
Premafin Finanziaria SpA	10,730	20,997
Premuda SpA	1,729	3,882
RCS MediaGroup SpA	2,311	5,294
Recordati SpA	11,709	91,410
SAES Getters SpA	225	5,300
Safilo Group SpA	6,271	13,921
Snam Rete Gas SpA	13,530	92,570
Societa Cattolica di Assicurazioni S.c.r.l.	204	9,000
Sogefi SpA	2,255	10,437
Telecom Italia SpA	108,783	219,383
Terna SpA	21,121	89,516
UniCredit SpA	62,784	384,549
Unione di Banche Italiane SCPA	5,175	121,405
Unipol Gruppo Finanziario SpA	8,289	19,577

Total Italy		3,969,436

Netherlands—3.9%
AEGON N.V.	9,241	122,490
Akzo Nobel N.V.	1,004	69,064
Ballast Nedam N.V.	505	17,266
Beter BED Holding N.V.	273	4,581
Brunel International	216	4,833
Corporate Express N.V.	2,869	41,451
CSM N.V.	222	7,761
European Aeronautic Defence & Space Co. EADS N.V.	1,719	32,609
Heijmans N.V.	492	11,845
Heineken Holding N.V.	837	38,428
Heineken N.V.	760	38,820
ING Groep N.V.	11,586	369,741
Koninklijke BAM Groep N.V.	528	9,350
Koninklijke DSM N.V.	753	44,335
Koninklijke KPN N.V.	13,389	229,936
Koninklijke Philips Electronics N.V.	2,969	101,087
Koninklijke Wessanen N.V.	385	4,452
Macintosh Retail Group N.V.	290	6,397
OCE N.V.	164	2,023
Ordina N.V.	1,250	16,819
Randstad Holding N.V.	293	10,248
Reed Elsevier N.V.	1,657	27,960
SBM Offshore N.V.	1,395	51,519
SNS Reaal	35	680
TNT N.V.	1,302	44,556
Unilever N.V. CVA	7,459	211,889
USG People N.V.	367	6,667
Vedior N.V.	1,462	36,279
Wavin N.V.	614	5,088
Wolters Kluwer N.V.	1,261	29,484

Total Netherlands		1,597,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Norway—1.6%
ABG Sundal Collier Holding ASA	11,000	$16,413
Acta Holding ASA	9,000	10,248
Aker ASA Class A	140	6,700
DnB NOR ASA	7,606	96,765
Ekornes ASA	600	8,835
Norsk Hydro ASA	4,953	72,348
Norwegian Property ASA	2,400	11,167
Orkla ASA	3,505	45,004
Sparebank 1 SR Bank	2,533	23,224
Sparebanken Midt-Norge	3,600	35,340
Sparebanken Nord-Norge	1,050	17,729
Statoil ASA	5,979	222,916
Yara International ASA	901	79,779

Total Norway		646,468

Portugal—0.8%
Banco BPI, S.A.	1,367	5,675
Banco Comercial Portugues, S.A. Class R	13,255	28,715
Banco Espirito Santo, S.A.	2,078	32,445
Banif SGPS, S.A.	1,708	4,736
Brisa-Auto-estradas de Portugal S.A.	2,202	25,465
EDP - Energias de Portugal, S.A.	15,251	79,655
Jeronimo Martins, SGPS, S.A.	1,390	10,107
Mota-Engil, SGPS, S.A.	962	6,199
Portucel-Empresa Produtora De Pasta E Papel, S.A.	2,342	7,491
Portugal Telecom, SGPS, S.A.	8,018	91,082
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	2,377	9,288
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	760	9,484
Sonae SGPS, S.A.	9,795	11,806
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,350	19,549

Total Portugal		341,697

Spain—7.3%
Abertis Infraestructuras S.A.	1,895	44,994
Acciona, S.A.	258	61,319
ACS, Actividades de Construccion y Servicios, S.A.	976	49,069
Adolfo Dominguez S.A.	16	363
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	18,653	357,661
Banco Espanol de Credito, S.A.	2,196	32,765
Banco Guipuzcoano S.A.	4,276	64,002
Banco Popular Espanol, S.A.	4,806	66,559
Banco Sabadell, S.A.	4,351	36,813
Banco Santander, S.A.	34,288	630,441
Bankinter, S.A.	2,304	26,245
Cia Espanola De Petroleos, S.A.	463	51,428
Corporacion Financiera Alba, S.A.	434	25,567
Endesa S.A.	3,236	157,747
Fomento de Construcciones y Contratas S.A.	530	31,514
Gas Natural SDG, S.A.	1,195	69,738
Gestevision Telecinco, S.A.	2,355	30,129
Grupo Catalana Occidente S.A.	3,394	95,772
Grupo Ferrovial S.A.	544	33,701
IBERDROLA, S.A.	14,483	194,187
Iberia Lineas Aereas de Espana	6,794	16,271
Inditex S.A.	983	45,317
Mapfre S.A.	4,805	23,014
Red Electrica de Espana, S.A.	463	30,164
Renta Corp Real Estate S.A.	764	6,139
Repsol YPF, S.A.	4,167	164,330
Sacyr Vallehermoso, S.A.	1,671	51,181
Telefonica, S.A.	20,080	534,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Union Fenosa, S.A.	962	$56,110
Zardoya Otis, S.A.	96	1,994

Total Spain		2,988,567

Sweden—3.9%
AB SKF Class B	1,402	22,025
AB Volvo Class A	2,705	32,040
AB Volvo Class B	5,735	70,551
Alfa Laval AB	2,804	43,701
Assa Abloy AB Class B	1,402	20,335
Atlas Copco AB Class A	2,804	41,370
Atlas Copco AB Class B	2,204	29,403
Bilia AB Class A	1,249	9,032
Boliden AB	1,080	8,815
Bure Equity AB	600	3,830
Cardo AB	500	12,136
D. Carnegie & Co. AB	2,099	28,090
Electrolux AB Series B	2,103	26,920
Eniro AB	5,103	18,578
Fabege AB	1,123	7,524
Getinge AB Class B	1,487	36,462
Gunnebo AB	400	2,194
H&M Hennes & Mauritz AB Class B	3,152	171,084
Haldex AB	379	5,718
Hemtex AB	1,200	10,723
Hexagon AB Class B	2,103	38,457
Investment AB Kinnevik Class B	2,103	39,593
JM AB	600	7,805
Kungsleden AB	2,585	19,166
L E Lundbergforetagen AB Class B	350	17,455
Meda AB Class A	173	2,272
Mekonomen AB	400	6,517
NCC AB Class B	639	9,640
Nibe Industrier AB Class B	1,617	11,828
Nobia AB	1,900	9,255
Nordea Bank AB	14,012	193,571
Nordnet AB Class B	1,645	3,801
Q-Med AB	790	4,203
Rederi AB Transatlantic	751	5,106
Rezidor Hotel Group AB	1,800	7,630
rnb Retail and Brands AB	2,400	6,264
Sandvik AB	4,204	57,657
Scania AB Class A	2,404	35,269
Scania AB Class B	2,804	38,457
Securitas AB Class B	1,402	16,315
Skandinaviska Enskilda Banken AB Class A	2,802	52,171
Skandinaviska Enskilda Banken AB Class C	400	6,949
Skanska AB Class B	1,402	20,161
SSAB Svenskt Stal AB Series A	1,103	35,756
Svenska Cellulosa Aktiebolaget SCA Class B	2,003	28,387
Svenska Handelsbanken AB Class A	2,802	66,843
Swedbank AB Class A	2,802	54,267
Swedish Match AB	2	41
Telefonaktiebolaget LM Ericsson Class A	600	6,334
Telefonaktiebolaget LM Ericsson Class B	7,146	74,604
TeliaSonera AB	16,515	122,448
Trelleborg AB Class B	700	10,590

Total Sweden		1,609,343

Switzerland—5.1%
Adecco S.A.	565	28,122
Baloise Holding AG	83	8,768
Bank Sarasin & Cie AG Class B	130	5,864
Ciba Specialty Chemicals Holding Inc.	784	22,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Compagnie Financiere Richemont S.A. Class A	202	$11,284
Credit Suisse Group	4,804	221,193
EFG International AG	192	5,268
Geberit AG	46	6,797
Givaudan S.A.	42	37,646
Helvetia Holding AG	28	10,934
Holcim Ltd.	495	40,213
Huber & Suhner AG	348	14,725
Julius Baer Holdings AG	823	55,750
Kudelski S.A.	1,010	12,484
Kuehne + Nagel International AG	480	45,733
Mobilezone Holding AG	547	3,759
Nestle S.A.	10,870	492,596
Nobel Biocare Holding AG	44	1,441
Novartis AG	6,337	349,947
Panalpina Welttransport Holding AG	114	12,166
Rieter Holding AG	57	18,648
Roche Holding AG	1,318	238,084
Sulzer AG	35	4,457
Swatch Group AG (The)	95	4,458
Swatch Group AG (The) Class B	178	44,605
Swiss Reinsurance	1,616	107,961
Swisscom AG	306	102,366
Swissquote Group Holding S.A.	348	15,579
Tecan Group AG	210	14,102
Vontobel Holding AG	838	28,712
Zurich Financial Services AG	463	118,864

Total Switzerland		2,085,247

United Kingdom—29.2%
Alliance & Leicester PLC	7,862	46,157
Anglo American PLC	3,248	227,921
AstraZeneca PLC	7,283	310,467
Aviva PLC	16,740	166,909
BAE SYSTEMS PLC	25,546	224,968
Barclays PLC	56,700	328,933
Barratt Developments PLC	16,244	18,750
Bellway PLC	1,274	11,473
BHP Billiton PLC	5,255	200,798
Bovis Homes Group PLC	2,003	13,553
BP PLC	78,468	910,821
Bradford & Bingley PLC	20,032	25,714
Brewin Dolphin Holdings PLC	1,550	3,609
Brit Insurance Holdings PLC	2,311	8,060
British American Tobacco PLC	9,070	313,901
British Polythene Industries	2,607	12,711
British Sky Broadcasting PLC	9,538	89,595
BT Group PLC	68,287	271,667
Carter & Carter Group PLC	18,719	30,734
Centrica PLC	27,594	170,377
Chesnara PLC	2,095	6,035
Close Brothers Group PLC	2,460	27,074
Collins Stewart PLC	9,958	14,616
Compass Group PLC	25,874	195,416
Debenhams PLC	24,929	22,202
Diageo PLC	13,501	248,270
Dsg International PLC	12,513	11,082
DTZ Holdings PLC	4,756	18,859
Electrocomponents PLC	973	2,847
Findel PLC	3,132	10,409
FirstGroup PLC	2,477	25,634
Friends Provident PLC	1,641	3,338
Galliford Try PLC	20,346	15,286
GlaxoSmithKline PLC	24,939	552,407
HBOS PLC	50,933	279,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Helphire Group PLC	1,973	$6,214
Highway Insurance Group PLC	11,009	11,174
HMV Group PLC	3,550	9,149
Hogg Robinson Group PLC	7,994	7,955
Home Retail Group PLC	6,199	26,895
HSBC Holdings PLC	69,022	1,065,601
Imperial Tobacco Group PLC	3,676	136,878
Investec PLC	1,719	10,537
JJB Sports PLC	4,146	9,303
Johnston Press PLC	3,858	3,993
Kazakhmys PLC	1,936	61,339
Kier Group PLC	146	2,760
Kingfisher PLC	13,184	29,465
Lavendon Group PLC	757	3,721
Lloyds TSB Group PLC	62,047	383,723
Logica PLC	1,057	2,272
Lookers PLC	6,838	10,343
LSL Property Services PLC	4,517	7,866
Luminar Group Holdings PLC	1,752	9,344
Management Consulting Group PLC	9,208	5,314
Marks & Spencer Group PLC	16,415	107,315
Millennium & Copthorne Hotels PLC	203	1,313
Mitchells & Butlers PLC	2,021	8,245
MJ Gleeson Group PLC	6,201	19,344
National Grid PLC	13,656	179,507
New Star Asset Management Group PLC	5,785	11,686
Northgate PLC	1,150	8,079
Old Mutual PLC	63,005	116,361
Paragon Group Companies PLC	5,374	7,727
Pearson PLC	13,206	161,502
Pendragon PLC	39,400	11,762
Persimmon PLC	4,038	25,394
Premier Foods PLC	1,929	3,657
Provident Financial PLC	4,629	73,239
Prudential PLC	19,176	203,409
Punch Taverns PLC	2,064	12,857
Quintain Estates & Development PLC	2,582	9,673
Reckitt Benckiser Group PLC	2,946	149,213
Redrow PLC	2,334	6,619
Reed Elsevier PLC	12,818	146,936
Renishaw PLC	735	10,795
Rentokil Initial PLC	4,537	8,962
Rexam PLC	2,692	20,760
Rio Tinto PLC	1,592	190,384
Robert Walters PLC	2,555	6,381
Royal Bank of Scotland Group (The) PLC	191,033	817,395
Royal Dutch Shell PLC Class A	12,919	530,412
Royal Dutch Shell PLC Class B	9,629	387,095
SABMiller PLC	5,518	126,509
Sage Group (The) PLC	29,051	120,835
Savills PLC	2,273	10,020
Scottish & Southern Energy PLC	4,803	134,108
Shore Capital Group PLC	9,094	6,153
Smiths News PLC	15,939	28,787
Standard Chartered PLC	8,177	232,710
Sthree PLC	1,755	5,615
Taylor Wimpey PLC	26,635	32,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Tesco PLC	29,854	$219,416
Tomkins PLC	758	2,278
Topps Tiles PLC	8,662	11,722
Travis Perkins PLC	1,966	21,050
Trinity Mirror PLC	1,172	2,542
Unilever PLC	6,578	187,073
United Utilities PLC	1,880	25,685
Vodafone Group PLC	291,542	865,385
TT electronics PLC	5,548	12,698
Wolseley PLC	2,749	20,598
Woolworths Group PLC	70,873	11,481
Yell Group PLC	7,654	10,739

Total United Kingdom		11,948,495

TOTAL COMMON STOCKS (Cost: $44,226,456)		40,262,091

PREFERRED STOCKS
Italy—0.2%
Fiat SpA	735	8,836
Fondiaria-Sai SpA	843	18,847
Ifil-Investments SpA	2,539	14,651
Intesa Sanpaolo SpA	3,617	18,763
Milano Assicurazioni SpA	2,180	11,901
SAES Getters SpA	424	8,137

TOTAL PREFERRED STOCKS (Cost: $85,684)		81,135

RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC, expiring 7/17/08	12,150	2,297
HBOS PLC, expiring 7/18/08	20,373	4,359

TOTAL RIGHTS (Cost: $0)		6,656

TOTAL LONG-TERM INVESTMENTS (Cost: $44,312,140)		40,349,882

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States—0.1%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $23,381)	23,381	23,381

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND(c) —0.1%
UBS Private Money Market Fund LLC, 2.51% (Cost: $57,879)(d)	57,879	57,879

TOTAL INVESTMENTS IN SECURITIES—98.8% (Cost: $44,393,400)(e)		40,431,142

Foreign Currency and Other Assets in Excess of Liabilities—1.2%		510,053

NET ASSETS—100.0%		$40,941,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe Total Dividend Fund

June 30, 2008

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $54,954 and the total market value of the collateral held by the Fund was $57,879.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$40,333,281
Level 2—Other Significant Observable Inputs	97,861
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$40,431,142

See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	31.3%
Consumer Staples	14.7%
Communications	12.7%
Energy	10.7%
Utilities	8.8%
Industrials	7.9%
Consumer Discretionary	6.0%
Basic Materials	5.2%
Diversified	0.7%
Technology	0.5%
Other	1.5%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—96.8%
Austria—0.2%
Telekom Austria AG	3,228	$70,083

Belgium—4.4%
Barco N.V.	577	37,518
Belgacom S.A.	6,021	259,927
Cofinimmo	248	45,130
Compagnie Maritime Belge S.A.	796	48,422
Dexia N.V.	14,990	239,954
Fortis N.V.	35,303	565,116
InBev N.V.	5,211	361,905
KBC Groep N.V.	3,010	334,482
Mobistar S.A.	448	36,316

Total Belgium		1,928,770

Denmark—0.6%
D/S Norden	505	54,411
Danske Bank A/S	7,337	212,354

Total Denmark		266,765

Finland—2.1%
Kesko Oyj Class B	1,211	39,247
Metso Oyj	4,039	184,355
OKO Bank PLC Class A	2,403	41,722
Orion Oyj Class B	2,399	47,852
Ramirent Oyj	2,025	21,121
Rautaruukki Oyj	2,943	134,747
Sampo Oyj Class A	7,575	191,553
Sanoma-WSOY Oyj	2,002	44,380
Stora Enso Oyj Class R	6,806	63,910
UPM-Kymmene Oyj	4,987	81,716
Uponor Oyj	2,649	38,982
Wartsila Oyj	731	46,012

Total Finland		935,597

France—23.4%
AXA S.A.	27,158	806,997
BNP Paribas	11,802	1,069,936
Cie de Saint-Gobain S.A.	4,279	267,918
Credit Agricole S.A.	45,384	928,140
Euler Hermes S.A.	1,574	117,176
Fonciere Des Regions	672	82,372
France Telecom S.A.	43,108	1,270,762
Legrand S.A.	2,868	72,344
M6-Metropole Television	2,453	53,257
Natixis	16,106	178,899
Neopost S.A.	471	49,875
Nexity	1,802	48,947
PagesJaunes(a)	5,786	85,236
Peugeot S.A.	2,158	117,267
PPR S.A.	1,427	158,956
Rallye S.A.	713	41,958
Renault S.A.	4,480	367,745
Sanofi-Aventis	15,688	1,048,752
Schneider Electric S.A.	2,298	248,410
SCOR SE	3,222	73,913
Societe BIC S.A.	1,046	54,714
Societe Immobiliere de Location pour l’Industrie et le Commerce	311	39,102
Societe Television Francaise 1	4,175	69,923
Thomson	8,331	43,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
TOTAL S.A.	24,185	$2,065,274
Valeo S.A.	2,902	93,274
Vallourec	434	152,423
Vivendi S.A.	17,550	666,387

Total France		10,273,535

Germany—4.4%
Comdirect Bank AG	2,443	27,906
Deutsche Bank AG	6,615	571,661
Deutsche Lufthansa AG	7,255	156,599
Deutsche Telekom AG	60,141	985,454
Hannover Rueckversicherung AG	1,104	54,530
Heidelberger Druckmaschinen AG	1,470	30,178
MPC Muenchmeyer Petersen Capital AG	662	34,889
Norddeutsche Affinerie AG	1,335	72,923

Total Germany		1,934,140

Ireland—1.1%
Allied Irish Banks PLC	12,648	195,270
Bank of Ireland	19,014	165,626
C&C Group PLC	4,243	23,197
Independent News & Media PLC	11,092	27,263
Irish Life & Permanent PLC	4,727	50,234

Total Ireland		461,590

Italy—15.0%
Alleanza Assicurazioni SpA	13,587	147,601
Arnoldo Mondadori Editore SpA(a)	7,258	42,711
Banca Intermobiliare SpA	5,364	40,143
Banca Monte dei Paschi di Siena SpA	130,911	371,056
Banca Popolare di Milano S.c.r.l.	4,930	46,294
Credito Emiliano SpA	4,828	42,522
Enel SpA	91,376	869,564
Eni SpA	42,781	1,597,466
Gemina SpA	23,627	28,850
Gruppo Editoriale L’Espresso SpA(a)	19,459	47,644
Intesa Sanpaolo SpA	213,309	1,219,126
Mediaset SpA	14,168	93,475
Mediobanca SpA	5,097	86,730
Mediolanum SpA	10,788	44,915
Milano Assicurazioni SpA	10,234	52,807
Parmalat Finanzaria SpA	33,325	87,159
Pirelli & C Real Estate SpA	1,838	35,909
Snam Rete Gas SpA	29,500	201,834
Telecom Italia SpA	164,929	332,613
Terna SpA	22,879	96,966
UniCredito Italiano SpA	145,443	890,831
Unione di Banche Italiane SCPA	6,326	148,408
Unipol Gruppo Finanziario SpA	25,977	61,351

Total Italy		6,585,975

Netherlands—2.8%
AEGON N.V.	21,502	285,011
ING Groep N.V.	26,332	840,327
Koninklijke BAM Groep N.V. CVA	2,638	46,717
SNS Reaal	4,116	79,960

Total Netherlands		1,252,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Norway—0.7%
Acta Holding ASA	36,034	$41,033
Aker ASA Class A	980	46,898
DnB NOR ASA	15,817	201,227

Total Norway		289,158

Portugal—0.5%
Banco BPI, S.A.	14,041	58,292
Portugal Telecom, SGPS, S.A.	12,882	146,336

Total Portugal		204,628

Spain—5.3%
Antena 3 de Television, S.A.	6,117	50,019
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	34,823	667,712
Banco Espanol de Credito, S.A.	6,763	100,907
Banco Santander Central Hispano, S.A.	70,485	1,295,983
Bolsas y Mercados Espanoles	1,557	58,017
Gestevision Telecinco, S.A.	6,665	85,268
Iberia Lineas Aereas de Espana	21,634	51,810

Total Spain		2,309,716

Sweden—3.1%
AB Volvo Class A	7,663	90,766
AB Volvo Class B	16,238	199,758
Boliden AB	4,759	38,845
Brostrom AB Class B	11,701	83,643
D. Carnegie & Co. AB	6,500	86,986
Fabege AB	5,259	35,233
Kungsleden Fastighets AB	6,855	50,825
Nordea Bank AB	28,732	396,923
Skanska AB Class B	4,474	64,336
Svenska Handelsbanken AB Class A	8,307	198,169
Swedbank AB Class A	6,994	135,454

Total Sweden		1,380,938

Switzerland—2.0%
Ciba Specialty Chemicals Holding, Inc.	1,182	34,255
Swiss Reinsurance Co.	3,479	232,423
Swisscom AG	809	270,633
Vontobel Holding AG	1,076	36,867
Zurich Financial Services AG	1,252	321,420

Total Switzerland		895,598

United Kingdom—31.2%
Alliance & Leicester PLC	18,498	108,601
Amlin PLC	8,706	43,402
AstraZeneca PLC	15,072	642,504
Aviva PLC	26,447	263,694
Barclays PLC	139,671	810,271
Barratt Developments PLC	38,130	44,013
Bellway PLC	4,205	37,868
Bradford & Bingley PLC	48,197	61,868
Brit Insurance Holdings PLC	12,205	42,568
BT Group PLC	106,840	425,042
Cable & Wireless PLC	21,347	64,065
Centrica PLC	6,574	40,591
Close Brothers Group PLC	4,048	44,550
Debenhams PLC	39,635	35,299
DSG International PLC	96,419	85,390
Electrocomponents PLC	14,098	41,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Friends Provident PLC	31,632	$64,337
GKN PLC	17,584	78,038
GlaxoSmithKline PLC	51,345	1,137,311
Hays PLC	21,145	38,084
HBOS PLC	119,439	656,056
Henderson Group PLC	12,312	26,953
Home Retail Group PLC	15,140	65,685
HSBC Holdings PLC	137,524	2,123,174
Investec PLC	9,092	55,731
ITV PLC	43,547	38,739
Kingfisher PLC	33,193	74,184
Ladbrokes PLC	8,904	45,497
Legal & General Group PLC	110,365	220,082
Lloyds TSB Group PLC	121,103	748,948
Logica PLC	16,892	36,307
Marks & Spencer Group PLC	22,660	148,143
Mondi PLC	4,485	26,465
National Grid PLC	33,163	435,925
Next PLC	2,840	54,796
Old Mutual PLC	87,500	161,600
Pearson PLC	18,630	227,835
Persimmon PLC	10,252	64,474
Premier Foods PLC	13,734	26,034
Rentokil Initial PLC	28,288	55,875
Rexam PLC	5,199	40,094
Royal & Sun Alliance Insurance Group	31,391	78,466
Royal Bank of Scotland Group (The) PLC	413,783	1,770,500
Signet Group PLC	34,020	33,683
Standard Life PLC	20,785	86,764
Tate & Lyle PLC	6,386	50,519
Taylor Wimpey PLC	53,738	66,307
Thomson Reuters PLC	1,262	33,755
Tomkins PLC	46,906	140,958
Travis Perkins PLC	3,931	42,089
Trinity Mirror PLC	11,594	25,150
Vodafone Group PLC	605,996	1,798,783
William Hill PLC	6,822	43,480
Wolseley PLC	9,979	74,772
Yell Group PLC	25,964	36,429

Total United Kingdom		13,722,992

TOTAL COMMON STOCKS (Cost: $50,368,840)		42,511,500

PREFERRED STOCKS—0.5%
Italy—0.5%
Intesa Sanpaolo SpA	16,135	83,700
Telecom Italia SpA	76,445	124,056

Total Preferred Stocks (Cost: $205,168)		207,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC, expiring 7/17/08	29,929	$5,659
HBOS PLC, expiring 7/18/08	47,775	10,221

Total Rights (Cost: $0)		15,880

TOTAL LONG-TERM INVESTMENTS (Cost: $50,574,008)		42,735,136

SHORT-TERM INVESTMENTS—0.2%
MONEY MARKET FUND—0.2%
United States—0.2%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $104,248)	104,248	104,248

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.3%
MONEY MARKET FUND(c) —0.3%
UBS Private Money Market Fund LLC, 2.51% (Cost: $134,840)(d)	134,840	134,840

TOTAL INVESTMENTS IN SECURITES—97.8% (Cost: $50,813,096)(e)		42,974,224

Foreign Currency and Other Assets in Excess of Liabilities —2.2%		973,321

NET ASSETS—100.0%		$43,947,545

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $127,964 and the total market value of the collateral held by the Fund was $134,840.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe High-Yielding Equity Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$42,974,224
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$42,974,224

See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	49.6%
Communications	16.9%
Consumer Staples	8.5%
Energy	8.4%
Consumer Discretionary	4.5%
Industrials	4.4%
Utilities	3.7%
Basic Materials	0.9%
Technology	0.2%
Diversified	0.1%
Other	2.8%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—96.3%
Austria—0.7%
AT&S Austria Technologie & Systemtechnik AG	2,833	$49,099
Palfinger AG	2,853	94,845
POLYTEC Holding AG	799	11,947
Schoeller-Bleckmann Oilfield Equipment AG	672	72,473
Zumtobel AG	2,811	64,219

Total Austria		292,583

Belgium—1.5%
Barco N.V.	2,294	149,163
Compagnie d’Entreprises CFE	169	17,134
EVS Broadcast Equipment S.A.	1,784	159,596
Melexis N.V.	6,771	107,214
Omega Pharma S.A.	598	25,288
Tessenderlo Chemie N.V.	3,169	168,860

Total Belgium		627,255

Denmark—1.0%
Auriga Industries A/S Class B	2,332	108,140
Bang & Olufsen A/S Class B	2,750	111,256
Dalhoff Larsen & Horneman A/S Class B	800	11,662
East Asiatic Co. Ltd. A/S	945	65,483
Forstaedernes Bank A/S	500	11,408
IC Companys A/S	50	1,648
Rockwool International A/S Class B	470	60,470
Sjaelso Gruppen	2,368	50,277

Total Denmark		420,344

Finland—6.8%
Ahlstrom Oyj	9,351	211,418
Alma Media Corp.(a)	21,658	294,142
Amer Sports Oyj(a)	11,544	174,242
Citycon Oyj	13,662	69,096
Comptel PLC	19,816	40,275
Finnair Oyj	11,927	87,193
Fiskars Oyj Abp	7,383	126,792
HK-Ruokatalo Oyj Class A	3,933	55,832
Huhtamaki Oyj	13,791	118,203
Kemira Oyj	14,909	188,388
Lassila & Tikanoja Oyj	4,509	110,612
M-real Oyj Class B	27,219	57,037
Oriola-KD Oyj Class B	4,417	18,720
PKC Group Oyj	6,227	68,382
Poyry Oyj	7,160	186,135
Raisio PLC Class V	23,689	63,449
Ramirent Oyj	17,052	177,855
Stockmann Oyj Abp Class B(a)	4,977	192,509
Talentum Oyj	15,664	73,051
Technopolis PLC	5,733	46,699
Tietoenator Oyj	5,227	108,872
Uponor Oyj	21,667	318,843

Total Finland		2,787,745

France—5.6%
ABC Arbitrage	7,743	58,192
Altamir Amboise	2,862	29,310
Assystem	4,597	66,054
Canal Plus S.A.	21,008	201,905

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Carbone Lorraine	1,713	$94,489
Derichebourg	8,930	78,087
GFI Informatique	12,587	78,929
Groupe Steria SCA	2,727	75,404
Haulotte Group	2,377	34,717
IMS-Intl Metal Service	3,934	133,262
Ingenico S.A.	543	19,035
IPSOS	1,056	34,424
Kaufman & Broad S.A.(a)	4,368	187,053
LaCie S.A.	4,668	28,463
Manitou BF S.A.	6,732	201,844
NRJ Group(a)	16,413	168,604
Oberthur Card Systems S.A.	17,922	123,960
Saft Groupe SA *	640	27,941
Seche Environnement S.A.	122	16,098
Sequana S.A.	7,835	150,602
Stallergenes	302	25,937
Thomson	80,890	423,122
Trigano S.A.	2,290	50,801

Total France		2,308,233

Germany—6.1%
Aareal Bank AG	3,325	81,567
Arques Industries AG	6,703	61,253
Beate Uhse AG(a)	24,396	42,665
Bechtle AG	2,904	82,128
Carl Zeiss Meditec AG	2,224	34,760
Cenit AG	1,976	19,614
CTS Eventim AG	74	2,967
DAB Bank AG	10,573	79,960
Demag Cranes AG	2,035	97,117
Deutz AG	8,714	80,179
Elexis AG	252	6,750
Epcos AG	2,573	42,485
Freenet AG	10,159	187,270
Gerresheimer AG	112	5,710
Gerry Weber International AG	2,561	80,780
Gfk AG	1,072	48,086
Gildemeister AG	2,447	69,358
H&R Wasag AG	3,076	64,166
HCI Capital AG	6,687	86,814
IDS Scheer AG	3,223	38,085
Indus Holding AG	3,635	123,076
Interhyp AG	497	49,724
Kizoo AG	8,667	130,818
Kontron AG	2,341	32,089
Kuka AG	2,117	68,810
Leoni AG	3,158	135,336
Medion AG	261	4,112
MLP AG	9,762	175,646
MPC Muenchmeyer Petersen Capital AG	3,343	176,183
Pfeiffer Vacuum Technology AG	686	71,205
Pfleiderer AG	3,751	51,239
Praktiker Bau-und Heimwerkermaerkte AG	4,268	90,309
Sixt AG	1,278	50,580
Takkt AG	4,806	84,732
Vivacon AG	4,179	39,835

Total Germany		2,495,408

Ireland—1.5%
FBD Holdings PLC	2,660	71,037
Fyffes PLC	31,955	30,711

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Greencore Group PLC	30,511	$92,538
Kingspan Group PLC	16,316	161,438
McInerney Holdings PLC	47,726	37,993
Paddy Power PLC	3,910	123,639
United Drug PLC	18,606	103,403

Total Ireland		620,759

Italy—9.9%
AcegasAps SpA	7,052	59,665
Actelios SpA	6,786	72,971
Amplifon SpA(a)	16,706	45,799
Anima SGRpA	20,672	46,900
Ascopiave SpA	27,156	66,061
Astaldi SpA	7,250	59,969
Autostrada Torino-Milano SpA	7,736	133,951
Azimut Holding SpA	5,310	46,809
Banca Generali SpA	9,332	70,758
Banca IFIS SpA	5,467	78,642
Banca Intermobiliare SpA	25,596	191,557
Banca Popolare dell’Etruria e del Lazio	7,382	76,530
Banco di Desio e della Brianza SpA	6,939	66,635
Biesse SpA	2,778	47,708
Brembo SpA	8,607	89,501
Cairo Communication SpA	36,291	136,942
Carraro SpA	3,131	22,692
Cementir Holding SpA	9,345	63,017
COFIDE - Compagnia Finanziaria De Benedetti SpA	41,254	47,123
Credito Artigiano SpA	56,049	220,770
Danieli & Co., SpA	287	10,748
De Longhi SpA	6,785	31,322
ERGO Previdenza SpA	13,067	76,741
Esprinet SpA	4,974	31,543
Gewiss SpA	8,056	45,979
Gruppo Editoriale L’Espresso SpA(a)	104,266	255,285
Gruppo Mutuionline SpA	2,403	16,110
I.M.A. - Industria Macchine Automatiche SpA	6,827	151,126
Indesit Co., SpA	19,477	217,724
Italmobiliare SpA	1,650	83,189
Landi Renzo SpA	3,597	22,216
Marazzi Group SpA	9,614	108,001
MARR SpA	13,498	139,297
Meliorbanca SpA	12,906	63,798
Navigazione Montanari SpA	14,990	61,169
Nice SpA	1,029	4,568
Panariagroup Industrie Ceramiche SpA	9,410	47,591
Permasteelisa SpA	1,240	25,496
Piaggio & C SpA	44,942	88,510
Pirelli & C Real Estate SpA	14,429	281,897
Premafin Finanziaria SpA	13,460	26,339
Premuda SpA	34,003	76,342
Recordati SpA	28,439	222,019
SAES Getters SpA	3,153	74,267
Safilo Group SpA	46,461	103,141
Sogefi SpA	17,187	79,544
SOL SpA	6,788	45,988
Vittoria Assicurazioni SpA	2,440	43,134

Total Italy		4,077,084

Netherlands—5.3%
Arcadis N.V.	3,816	86,577
ASM International N.V.	495	14,974
Ballast Nedam N.V. CVA	1,845	63,080

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Beter Bed Holding N.V.	4,091	$68,645
Brunel International	1,301	29,107
Draka Holding	2,871	77,034
Exact Holding N.V.	5,990	179,313
Grontmij CVA	1,521	64,320
Heijmans N.V.	4,805	115,678
Kardan N.V.	2,363	30,380
Koninklijke Wessanen N.V.	18,628	215,424
Macintosh Retail Group N.V.	2,918	64,364
OCE N.V.	19,041	234,901
OPG Groep N.V. CVA	4,495	96,317
Ordina N.V.	1,900	25,565
Plaza Centers N.V.	59,536	189,577
Telegraaf Media Groep N.V. CVA	4,915	160,684
Ten Cate N.V.	2,985	106,617
TKH Group N.V. CVA	3,574	78,834
Unit 4 Agresso N.V.	437	10,961
USG People N.V.	8,240	149,689
Wavin N.V.	13,769	114,109

Total Netherlands		2,176,150

Norway—4.8%
ABG Sundal Collier Holdings ASA	189,020	282,039
Acta Holding ASA(a)	196,628	223,904
Austevoll Seafood ASA	200	1,296
Cermaq ASA	7,749	92,423
DOF ASA	3,366	37,173
EDB Business Partner ASA	8,293	47,217
Ekornes ASA	7,845	115,516
Hafslund ASA Class B	4,272	88,905
Leroy Seafood Group ASA	2,005	38,085
Norwegian Property ASA	24,800	115,395
Salmar ASA	1,600	12,408
Scana Industrier	10,602	27,268
Sparebank 1 SR Bank	22,433	205,680
Sparebank 1 SMN	21,188	207,993
Sparebanken Nord-Norge	4,800	81,045
Tomra Systems ASA	11,028	73,182
TTS Marine AsA	1,000	15,412
Veidekke ASA	34,890	250,023
Wilh. Wilhelmsen ASA Class A	1,750	57,378

Total Norway		1,972,342

Portugal—1.3%
Banif SGPS, S.A.	35,453	98,310
Finibanco Holding SGPS S.A.	11,309	69,490
Mota-Engil, SGPS, S.A.	15,174	97,781
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	31,336	122,441
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	11,846	147,819

Total Portugal		535,841

Spain—2.2%
Adolfo Dominguez S.A.	1,161	26,359
Cie Automotive S.A.	7,955	81,593
Grupo Duro Felguera S.A.	13,082	127,584
Grupo Empresarial Ence S.A.	555	4,355
La Seda de Barcelona S.A. Class B	18,098	31,936
Realia Business S.A.	15,655	82,875
Renta Corp. Real Estate S.A.	6,104	49,048
Tubacex S.A.	6,605	79,506
Tubos Reunidos, S.A.	14,911	91,153

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Uralita S.A.	32,402	$284,353
Viscofan SA	966	20,714

Total Spain		879,476

Sweden—11.1%
AarhusKarlshamn AB	4,348	118,903
Acando AB	4,500	10,099
AF AB Class B	719	20,499
Axfood AB	8,908	295,434
Axis Communications AB	1,498	18,615
B&B Tools AB Class B	1,800	42,267
BE Group AB	4,800	46,082
Bilia AB Class A	8,938	64,635
Billerud AB	13,515	103,351
Bjoern Borg AB	1,400	10,124
Brostrom AB Class B	17,399	124,374
Cardo AB	6,022	146,161
Clas Ohlson AB Class B(a)	7,922	108,650
Connecta AB	1,760	20,554
D. Carnegie & Co. AB	22,058	295,189
Elekta AB Class B	4,153	80,086
Eniro AB	69,000	251,207
Fabege AB	28,000	187,587
Gunnebo AB	2,171	11,910
Haldex AB	4,000	60,346
Hemtex AB	3,200	28,594
Hoganas AB Class B	4,082	66,842
Husqvarna AB Class A	7,200	61,044
Indutrade AB	3,057	59,968
Intrum Justitia AB	9,055	165,208
JM AB	13,700	178,215
KNOW IT AB	200	1,829
Kungsleden AB	60,858	451,222
Mekonomen AB	3,351	54,593
Munters AB	5,387	51,270
NCC AB Class B	16,568	249,952
New Wave Group AB Class B	6,900	43,474
Nibe Industrier AB Class B	6,526	47,735
Niscayah Group AB	12,000	26,133
Nobia AB	25,300	123,233
Nordnet AB Class B	26,500	61,235
ORC Software AB	1,900	33,481
Peab AB	19,900	136,629
Peab Industri AB Class B	5,000	46,340
Q-Med AB	9,986	53,123
Rederi AB Transatlantic	3,781	25,708
Rezidor Hotel Group AB	11,400	48,326
rnb Retail And Brands AB	10,800	28,188
Skandinaviska Enskilda Banken AB Class C	2,100	36,482
SkiStar AB	6,700	95,788
TradeDoubler AB	1,900	32,376
Trelleborg AB Class B	13,500	204,228
Wihlborgs Fastigheter AB	6,250	112,473

Total Sweden		4,539,762

Switzerland—0.6%
Huber & Suhner AG	1,319	55,811
Kudelski S.A.	3,237	40,010
Rieter Holding AG	467	152,786

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Swissquote Group Holding S.A.	125	$5,596
Tecan Group AG	25	1,679

Total Switzerland		255,882

United Kingdom—37.9%
AGA Rangemaster Group PLC	11,482	43,817
Anite PLC	22,360	19,135
Ashtead Group PLC	10,337	13,166
Axon Group PLC	1,911	17,257
Barratt Developments PLC	433,723	500,641
BBA Aviation PLC	54,407	137,242
Beazley Group PLC	71,812	158,995
Bellway PLC	28,588	257,447
Big Yellow Group PLC	8,857	50,589
Bloomsbury Publishing PLC	22,076	59,312
BlueBay Asset Management PLC	6,022	26,936
Bodycote PLC	41,733	169,432
Bovis Homes Group PLC	32,236	218,125
Bradford & Bingley PLC	497,946	639,185
Brewin Dolphin Holdings PLC	33,638	78,325
Brit Insurance Holdings PLC	79,239	276,365
British Polythene Industries	9,039	44,073
Britvic PLC	25,483	146,820
BSS Group PLC	8,169	54,341
Business Post Group PLC	15,713	101,631
Carpetright PLC	15,420	202,541
Centaur Media PLC	16,436	21,507
Chaucer Holdings PLC	34,038	54,362
Chemring Group PLC	1,535	72,278
Chesnara PLC	42,579	122,659
Chloride Group PLC	11,187	57,886
Cineworld Group PLC	18,734	40,825
Clarkson PLC	1,944	37,760
Clinton Cards PLC	52,428	42,518
Close Brothers Group PLC	29,028	319,467
Collins Stewart PLC	73,229	107,481
Communisis PLC	47,393	59,421
Computacenter PLC	19,789	47,358
Consort Medical PLC	4,547	53,707
Cranswick PLC	5,617	72,494
Croda International PLC	11,243	143,202
Dairy Crest Group PLC	26,187	171,983
Davis Service Group PLC	24,703	219,757
Debenhams PLC	289,231	257,587
Dechra Pharmaceuticals PLC	7,276	60,817
Delta PLC	18,546	43,645
Detica Group PLC	2,201	11,619
Devro PLC	14,563	23,548
Dimension Data Holdings PLC	24,291	22,238
Diploma PLC	19,835	64,344
Domino Printing Sciences PLC	14,119	78,677
DS Smith PLC	82,151	185,155
DTZ Holdings PLC	11,258	44,642
Dunelm Group PLC	4,562	12,438
E2V Technologies PLC	8,054	40,633
Electrocomponents PLC	133,236	389,783
Elementis PLC	50,248	78,251
Ennstone PLC	86,865	40,625
Euromoney Institutional Investor PLC	19,353	129,026
F&C Asset Management PLC	67,439	197,630
Fenner PLC	19,433	93,883
Fiberweb PLC	19,888	16,228
Fidessa Group PLC	2,636	45,116

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Filtrona PLC	18,471	$52,291
Findel PLC	26,344	87,556
FKI PLC	113,710	188,960
French Connection Group PLC	4,502	7,168
Future PLC	97,170	49,796
Galiform PLC	4,234	3,581
Galliford Try PLC	29,907	22,469
Go-Ahead Group PLC	4,638	170,576
Greene King PLC	15,011	133,537
Greggs PLC	1,629	119,239
Halfords Group PLC	18,931	101,253
Halma PLC	45,647	193,498
Hargreaves Lansdown PLC	16,273	47,931
Headlam Group PLC	16,157	108,764
Helphire PLC(a)	27,041	85,163
Henderson Group PLC	97,556	213,566
Highway Insurance Group PLC	52,230	53,012
Hill & Smith Holdings PLC	6,902	43,955
HMV Group PLC	86,640	223,292
Hogg Robinson Group PLC	26,989	26,856
Holidaybreak PLC	10,765	89,766
Huntsworth PLC	4,808	6,220
Innovation Group PLC	20,742	6,398
International Personal Finance PLC	10,207	55,913
Interserve PLC	16,477	151,498
ITE Group PLC	29,786	100,181
J D Wetherspoon PLC	16,456	65,827
James Fisher & Sons PLC	4,928	61,689
Jardine Lloyd Thompson Group PLC	37,822	285,089
JJB Sports PLC	59,230	132,906
John Menzies PLC	13,491	109,276
Johnston Press PLC	80,957	83,781
Kcom Group PLC	73,396	57,332
Keller Group PLC	6,820	84,830
Kier Group PLC	3,847	72,733
Laird PLC	7,913	61,732
Lookers PLC	24,754	37,441
Low & Bonar PLC	13,951	30,680
LSL Property Services PLC	27,956	48,682
Luminar Group Holdings PLC	10,122	53,987
Marshalls PLC	32,782	100,145
Marston’s PLC	40,592	142,786
McBride PLC	26,763	41,145
Melrose PLC	13,430	40,626
Micro Focus International PLC	9,246	48,210
Misys PLC	60,107	178,237
Mitie Group PLC	32,766	138,244
MJ Gleeson Group PLC	8,274	25,811
Morgan Crucible Co.	14,648	56,117
Morgan Sindall PLC	6,079	90,494
Morse PLC	46,776	47,477
Mothercare PLC	13,297	84,682
Mucklow A & J Group PLC	4,801	28,664
N. Brown Group PLC	38,024	138,482
New Star Asset Management Group PLC	35,832	72,381
Northern Foods PLC	68,766	84,166
Northgate PLC	11,113	78,071
Paragon Group Companies PLC	6,815	9,799
PayPoint PLC	3,580	42,392
Pendragon PLC	325,709	97,231
Premier Farnell PLC	64,252	225,692
Psion PLC	23,603	55,898
PZ Cussons PLC	41,280	139,045
Quintain Estates & Development PLC	15,525	58,164

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Raymarine PLC	8,270	$21,355
Redrow PLC	51,877	147,121
Renishaw PLC	7,855	115,369
Restaurant Group PLC	23,787	59,175
Ricardo PLC	10,661	67,894
Rightmove PLC	3,398	18,124
RM PLC	18,178	66,385
Robert Walters PLC	56	140
Robert Wiseman Dairies PLC	3,202	20,424
ROK PLC	16,621	27,124
RPC Group PLC	16,342	64,070
RPS Group PLC	11,494	68,510
Safestore Holdings PLC	5,561	16,407
Savills PLC	28,025	123,539
Schroders PLC	4,641	75,691
Senior PLC	41,547	81,238
Severfield-Rowen PLC	10,351	50,007
Shanks Group PLC	26,386	122,878
Shore Capital Group PLC	18,542	12,547
Smiths News PLC	34,745	62,752
Southern Cross Healthcare Ltd.	6,699	17,332
Spectris PLC	6,256	88,958
Speedy Hire PLC	3,614	41,069
Spirax-Sarco Engineering PLC	7,652	163,555
Sports Direct International PLC	23,729	42,738
SSL International PLC	13,415	119,139
St. Ives Group PLC	35,749	117,746
Sthree PLC	7,946	25,421
TDG PLC	25,862	119,151
Telecom Plus PLC	1,279	7,394
Topps Tiles PLC	54,914	74,315
Trinity Mirror PLC	89,736	194,661
TT electronics PLC	50,476	115,523
Tullet Prebon PLC	10,884	93,141
Ultra Electronics Holdings PLC	5,077	120,541
Umeco PLC	6,769	71,129
UNITE Group PLC	5,174	23,992
UTV Media PLC	12,067	31,880
Victrex PLC	5,800	86,225
Vitec Group (The) PLC	7,438	66,834
WH Smith PLC	9,278	68,965
Wilmington Group PLC	9,747	36,856
Wincanton PLC	22,469	128,672
Woolworths Group PLC	456,893	74,016
WSP Group PLC	5,062	52,990
Yule Catto & Co., PLC	39,983	98,272

Total United Kingdom		15,549,572

TOTAL COMMON STOCKS (Cost: $53,220,640)		39,538,437

Preferred Stocks—1.4%
Buzzi Unicem SpA	2,491	43,760
Danieli & Co., SpA	402	9,558
Fiat SpA	11,286	135,674
Fondiaria-Sai SpA	8,145	182,098
IFIL - Investments SpA	3,099	17,883
Interpump Group SpA	3,435	32,256
Italcementi SpA	11,236	131,001

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Milano Assicurazioni SpA	675	$3,685

TOTAL PREFERRED STOCKS (Cost: $646,333)		555,915

RIGHTS*—0.0%
Portugal—0.0%
Altri SGPS S.A., expiring 12/31/08	892	492

United Kingdom—0.0%
UTV Media PLC, expiring 7/14/08	8,044	680

TOTAL RIGHTS (Cost: $0)		1,172

TOTAL LONG-TERM INVESTMENTS (Cost: $53,866,973)		40,095,524

SHORT-TERM INVESTMENTS—0.1%
MONEY MARKET FUND—0.1%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $57,094)	57,094	57,094

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—3.2%
UNITED STATES—3.2%
MONEY MARKET FUND (c) —3.2%
UBS Private Money Market Fund LLC, 2.51% (Cost: $1,297,167)(d)	1,297,167	1,297,167

TOTAL INVESTMENT IN SECURITIES—101.0% (Cost: $55,221,234)(e)		41,449,785

Liabilities in Excess of Foreign Currency and Other Assets—(1.0%)		(409,042)

NET ASSETS—100.0%		$41,040,743

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $1,204,246 and the total market value of the collateral held by the fund was $1,297,167.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$41,449,785
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$41,449,785

See Notes to Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Industrials	26.6%
Financials	21.2%
Consumer Discretionary	18.6%
Consumer Staples	13.3%
Communications	6.9%
Technology	4.3%
Basic Materials	4.2%
Diversified	1.7%
Utilities	0.5%
Energy	0.4%
Other	2.3%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.7%
Advertising—0.1%
Hakuhodo DY Holdings, Inc.	600	$32,036

Agriculture—0.4%
Japan Tobacco, Inc.	29	123,928

Airlines—0.2%
All Nippon Airways Co., Ltd.	12,000	44,941

Apparel—0.3%
Onward Kashiyama Co., Ltd.	5,160	54,274
Sanei-International Co., Ltd.	800	12,528
Sanyo Shokai Ltd.	2,000	10,377

Total Apparel		77,179

Auto Manufacturers—12.5%
Daihatsu Motor Co., Ltd.	6,000	68,827
Fuji Heavy Industries Ltd.	12,000	58,865
Hino Motors Ltd.	6,000	37,244
Honda Motor Co., Ltd.	21,500	732,182
Isuzu Motors Ltd.	16,000	77,128
Mazda Motor Corp.	6,000	31,187
Nissan Motor Co., Ltd.	77,000	637,036
Nissan Shatai Co., Ltd.	3,000	23,489
Suzuki Motor Corp.	2,400	56,828
Toyota Motor Corp.	40,400	1,909,381

Total Auto Manufacturers		3,632,167

Auto Parts & Equipment—2.6%
Aisin Seiki Co., Ltd.	1,800	59,092
Bridgestone Corp.	6,600	101,049
DENSO Corp.	7,200	247,912
JTEKT Corp.	2,400	38,127
NGK Spark Plug Co., Ltd.	2,000	22,999
NHK Spring Co., Ltd.	6,000	47,885
NOK Corp.	1,800	28,663
Showa Corp.	700	4,946
Sumitomo Rubber Industries, Inc.	4,200	31,380
Tokai Rika Co., Ltd.	2,100	43,484
Toyo Tire & Rubber Co., Ltd.	2,000	6,377
Toyoda Gosei Co., Ltd.	2,200	64,337
Toyota Boshoku Corp.	2,400	64,411

Total Auto Parts & Equipment		760,662

Banks—7.9%
Aichi Bank Ltd. (The)	100	8,169
Aozora Bank Ltd	3,000	6,877
Bank of Kyoto Ltd. (The)	6,000	62,771
Bank of Yokohama Ltd. (The)	12,000	83,090
Chiba Bank Ltd. (The)	6,000	42,111
Chugoku Bank Ltd. (The)	6,000	87,279
Fukushima Bank Ltd. (The)	8,000	6,868
Gunma Bank Ltd. (The)	6,000	40,017
Hachijuni Bank Ltd. (The)	6,000	38,942
Hiroshima Bank Ltd. (The)	6,000	26,772
Hokuhoku Financial Group, Inc.	12,000	34,866
Iyo Bank Ltd. (The)	6,000	70,355
Joyo Bank Ltd. (The)	6,000	29,206
Kanto Tsukuba Bank Ltd. (The)	5,000	24,574
Michinoku Bank Ltd. (The)	2,000	5,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.	56,620	$502,613
Mitsui Trust Holdings, Inc.	6,000	35,772
Mizuho Financial Group, Inc.	88	411,754
Mizuho Trust & Banking Co., Ltd.	18,000	31,074
Nishi-Nippon City Bank Ltd. (The)	12,000	35,772
Resona Holdings, Inc.	17	26,140
Shinsei Bank Ltd.	6,000	20,603
Shizuoka Bank Ltd. (The)	6,000	61,356
Sumitomo Mitsui Financial Group, Inc.	46	346,719
Sumitomo Trust & Banking Co., Ltd. (The)	24,000	167,992
Suruga Bank Ltd.	6,000	78,166
Tokyo Tomin Bank Ltd. (The)	600	11,632

Total Banks		2,296,660

Beverages—0.8%
Asahi Breweries Ltd.	3,500	65,440
Coca-Cola West Japan Co., Ltd.	1,800	42,026
ITO EN, Ltd.(a)	1,200	18,927
Kirin Brewery Co., Ltd.	6,000	93,846

Total Beverages		220,239

Building Materials—1.4%
Asahi Glass Co., Ltd.	12,000	145,351
Daikin Industries Ltd.	1,200	60,676
JS Group Corp.	4,800	76,389
Matsushita Electric Works Ltd.	6,000	61,299
Nippon Sheet Glass Co., Ltd.	11,000	54,479
Taiheiyo Cement Corp.	12,000	24,112

Total Building Materials		422,306

Chemicals—3.3%
Asahi Kasei Corp.	12,000	62,940
Daicel Chemical Industries Ltd.	6,000	33,847
Dainippon Ink & Chemicals, Inc.	12,000	34,753
Gun-Ei Chemical Industry Co., Ltd.(a)	38,000	80,657
Hitachi Chemical Co., Ltd.	1,800	37,272
JSR Corp.	1,800	35,829
Kaneka Corp.	6,000	40,923
Mitsubishi Chemical Holdings Corp.	7,500	43,724
Mitsubishi Gas Chemical Co., Inc.	6,000	43,356
Mitsui Chemicals, Inc.	6,000	29,602
Nippon Chemical Industrial Co., Ltd.	6,000	19,527
Nitto Denko Corp.	1,200	46,187
Sakata INX Corp.	3,000	12,113
Shin-Etsu Chemical Co., Ltd.	1,800	111,731
Showa Denko K.K.	12,000	31,923
Sumitomo Chemical Co., Ltd.	12,000	75,732
Taiyo Nippon Sanso Corp.	6,000	50,092
Tokuyama Corp.	6,000	44,715
Tosoh Corp.	12,000	49,130
Ube Industries Ltd.	18,000	63,846
Zeon Corp.	6,000	24,112

Total Chemicals		972,011

Commercial Services—1.3%
Dai Nippon Printing Co., Ltd.	8,000	118,108
Kamigumi Co., Ltd.	5,000	37,876
Kanamoto Co., Ltd.	3,000	16,952
Kyodo Printing Co., Ltd.	1,000	3,113
Nomura Co., Ltd.	1,000	3,377
Park24 Co., Ltd.	3,500	21,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Secom Co., Ltd.	1,800	$87,619
Sohgo Security Services Co., Ltd.	2,400	29,138
Toppan Printing Co., Ltd.	6,000	66,167
Tosho Printing Co., Ltd.	2,000	5,188

Total Commercial Services		388,768

Computers—0.9%
CSK Holdings Corp.	1,200	23,659
Fujitsu Ltd.	12,000	89,202
Itochu Techno-Solutions Corp.	800	26,037
Otsuka Corp.	600	41,489
TDK Corp.	1,200	71,997

Total Computers		252,384

Cosmetics/Personal Care—1.1%
Kao Corp.	6,000	157,634
KOSE Corp.	1,200	26,829
Shiseido Co., Ltd.	5,000	114,617
UniCharm Corp.	500	35,612

Total Cosmetics/Personal Care		334,692

Distribution/Wholesale—5.2%
Canon Marketing Japan, Inc.	2,400	42,292
Hitachi High-Technologies Corp.	1,800	41,772
ITOCHU Corp.	18,000	192,048
Marubeni Corp.	12,000	100,410
Matsuda Sangyo Co., Ltd.	100	2,514
Mitsubishi Corp.	15,000	495,259
Mitsui & Co., Ltd.	18,000	398,189
Sojitz Corp.	8,700	29,053
Sumitomo Corp.	12,100	159,233
Toyota Tsusho Corp.	2,400	56,375

Total Distribution/Wholesale		1,517,145

Diversified Financial Services—1.9%
Century Leasing System, Inc.	500	5,354
Daiwa Securities Group, Inc.	15,000	138,107
Kyokuto Securities Co., Ltd.	5,800	41,036
Nomura Holdings, Inc.	18,700	277,487
Okasan Holdings, Inc.	2,000	10,377
Shinko Securities Co., Ltd.	12,000	35,432
Tokai Tokyo Securities Co., Ltd.	1,000	3,632
Toyo Securities Co., Ltd.	12,000	39,734

Total Diversified Financial Services		551,159

Electric—4.8%
Chubu Electric Power Co., Inc.	6,800	166,143
Chugoku Electric Power Co., Inc. (The)	4,600	98,288
Electric Power Development Co.	1,400	52,035
Hokkaido Electric Power Co., Inc.	3,300	67,242
Hokuriku Electric Power Co.	2,300	54,785
Kansai Electric Power Co., Inc. (The)	12,400	290,684
Kyushu Electric Power Co., Inc.	7,400	154,974
Shikoku Electric Power Co., Inc.	1,900	52,337
Tohoku Electric Power Co., Inc.	7,000	152,540
Tokyo Electric Power Co., Inc. (The)	12,100	311,618

Total Electric		1,400,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Electrical Components & Equipment—3.3%
Brother Industries Ltd.	4,600	$63,312
Casio Computer Co., Ltd.	3,000	34,215
Fujikura Ltd.	6,000	26,150
Hitachi Cable Ltd.	9,000	33,876
Hitachi Ltd.	25,000	180,652
Mitsubishi Electric Corp.	12,000	129,617
Sharp Corp.	12,000	195,726
Stanley Electric Co., Ltd.	2,400	58,186
Sumitomo Electric Industries Ltd.	4,200	53,409
Toshiba Corp.	21,000	155,115
USHIO INC.	2,400	39,281

Total Electrical Components & Equipment		969,539

Electronics—3.1%
Advantest Corp.	1,200	25,301
Fanuc Ltd.	1,200	117,391
Hirose Electric Co., Ltd.	600	60,337
Hoya Corp.	4,800	111,165
IBIDEN Co., Ltd.	900	32,772
Keyence Corp.	200	47,715
Koa Corp.	1,900	13,640
Kyocera Corp.	1,800	169,802
Mabuchi Motor Co., Ltd.	800	43,470
MINEBEA Co., Ltd.	6,000	34,357
NEC Corp.	18,000	94,411
NGK Insulators Ltd.	2,000	38,960
Nippon Electric Glass Co., Ltd.	4,000	69,317
Sato Corp.	100	1,128
Tokyo Seimitsu Co., Ltd.	300	4,865
Yokogawa Electric Corp.	3,600	32,976

Total Electronics		897,607

Engineering & Construction—0.8%
Chiyoda Corp.	2,000	21,773
JGC Corp.	3,000	59,147
Kajima Corp.	12,000	41,998
Obayashi Corp.	6,000	27,225
Shimizu Corp.	10,000	47,451
Taihei Kogyo Co., Ltd.	4,000	13,962
Taisei Corp.	12,000	28,640
Tokyo Energy & Systems, Inc.	1,000	5,575

Total Engineering & Construction		245,771

Entertainment—0.4%
Aeon Fantasy Co., Ltd.	400	4,626
Oriental Land Co., Ltd.	1,000	59,808
Toho Co., Ltd.	2,400	49,130

Total Entertainment		113,564

Environmental Control—0.3%
Kurita Water Industries Ltd.	2,400	88,977

Food—1.7%
Ajinomoto Co., Inc.	6,000	56,827
Kikkoman Corp.	4,000	48,941
Meiji Dairies Corp.	6,000	30,848
Meiji Seika Kaisha Ltd.	11,000	47,007
Nippon Meat Packers, Inc.	4,000	54,262
Nisshin Seifun Group, Inc.	4,000	50,337
Nissin Food Products Co., Ltd.	1,200	40,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Starzen Co., Ltd.	26,000	$57,638
Toyo Suisan Kaisha Ltd.	2,000	45,281
Yakult Honsha Co., Ltd.	1,400	39,489
Yamazaki Baking Co., Ltd.	3,000	33,027

Total Food		503,957

Forest Products & Paper—0.6%
Chuetsu Pulp & Paper Co., Ltd.	43,000	83,562
Daio Paper Corp.	1,000	8,113
OJI Paper Co., Ltd.	18,000	84,732

Total Forest Products & Paper		176,407

Gas—1.0%
Osaka Gas Co., Ltd.	26,000	95,411
Saibu Gas Co., Ltd.	15,000	34,385
TOHO Gas Co., Ltd.	7,000	38,432
Tokyo Gas Co., Ltd.	29,000	117,089

Total Gas		285,317

Hand/Machine Tools—0.7%
Fuji Electric Holdings Co., Ltd.	12,000	42,451
Makita Corp.	1,800	73,695
SMC Corp.	500	54,856
THK Co., Ltd.	1,800	34,979

Total Hand/Machine Tools		205,981

Healthcare-Products—0.4%
Shimadzu Corp.	6,000	59,827
Terumo Corp.	1,200	61,356
TOPCON Corp.	700	6,643

Total Healthcare-Products		127,826

Home Builders—0.7%
Daiwa House Industry Co., Ltd.	6,000	56,488
Haseko Corp.	12,500	16,744
Sekisui Chemical Co., Ltd.	6,000	40,923
Sekisui House, Ltd.	8,000	74,789
Token Corp.	280	11,939

Total Home Builders		200,883

Home Furnishings—2.1%
Juki Corp.	2,000	5,736
Matsushita Electric Industrial Co., Ltd.	17,000	367,247
Pioneer Corp.	3,000	24,197
Sony Corp.	4,200	183,840
Yamaha Corp.	2,400	46,413

Total Home Furnishings		627,433

Housewares—0.1%
TOTO Ltd.	6,000	42,338

Insurance—1.8%
Aioi Insurance Co., Ltd.	7,000	37,376
Fuji Fire & Marine Insurance Co., Ltd. (The)	19,000	50,724
Millea Holdings, Inc.	3,200	124,975
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,300	113,938
Nipponkoa Insurance Co., Ltd.	4,000	34,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nissay Dowa General Insurance Co., Ltd.	7,000	$38,960
Sompo Japan Insurance, Inc.	6,000	56,488
T&D Holdings, Inc.	1,150	70,841

Total Insurance		528,055

Internet—0.5%
Matsui Securities Co., Ltd.	800	4,815
SBI Holdings, Inc.	195	42,751
Trend Micro, Inc.	3,000	99,052
Yahoo Japan Corp.	23	8,874

Total Internet		155,492

Iron/Steel—4.4%
Daido Steel Co., Ltd.	6,000	33,564
Godo Steel Ltd.	13,000	38,876
Hitachi Metals Ltd.	4,000	65,808
JFE Holdings, Inc.	7,200	363,379
Kobe Steel Ltd.	24,000	68,827
Nippon Steel Corp.	67,000	363,427
Nisshin Steel Co., Ltd.	18,000	61,299
Sumitomo Metal Industries Ltd.	58,000	255,516
Tokyo Steel Manufacturing Co., Ltd.	2,400	27,780

Total Iron/Steel		1,278,476

Leisure Time—0.7%
Daikoku Denki Co., Ltd.	3,100	41,819
Daiwa Seiko, Inc.	4,000	6,754
Heiwa Corp.	1,300	13,784
Mars Engineering Corp.	700	10,301
Sankyo Co., Ltd.	1,000	65,281
Sega Sammy Holdings, Inc.	4,400	38,436
Yamaha Motor Co., Ltd.	1,800	33,740

Total Leisure Time		210,115

Machinery-Construction & Mining—0.8%
Hitachi Construction Machinery Co., Ltd.	2,400	67,355
Komatsu Ltd.	6,000	167,540

Total Machinery-Construction & Mining		234,895

Machinery-Diversified—0.8%
Amada Co., Ltd.	6,000	47,375
Japan Steel Works Ltd. (The)	3,000	58,441
Kubota Corp.	12,000	86,373
Makino Milling Machine Co., Ltd.	2,000	12,622
Sumitomo Heavy Industries Ltd.	6,000	40,696

Total Machinery-Diversified		245,507

Media—0.2%
Nippon Television Network Corp.	360	41,228
Tokyo Broadcasting System, Inc.	1,000	19,009

Total Media		60,237

Metal Fabricate/Hardware—0.4%
Kitz Corp.	2,000	10,245
Mitsui High-Tec, Inc.	300	2,377
Nippon Steel Trading Co., Ltd.	4,000	11,245
NSK Ltd.	6,000	52,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
NTN Corp.	6,000	$40,017
Tocalo Co., Ltd.	200	3,175
Toho Zinc Co., Ltd.	1,000	4,556

Total Metal Fabricate/Hardware		124,198

Mining—0.7%
Dowa Mining Co., Ltd.	6,000	43,753
Mitsubishi Materials Corp.	12,000	51,394
Mitsui Mining & Smelting Co., Ltd.	10,000	29,527
Sumitomo Metal Mining Co., Ltd.	6,000	92,146

Total Mining		216,820

Miscellaneous Manufacturing—1.3%
Fuji Photo Film Co., Ltd.	3,000	103,297
Kawasaki Heavy Industries Ltd.	18,000	48,054
Mitsubishi Heavy Industries Ltd.	24,000	114,561
Nikon Corp.	2,000	58,488
Olympus Corp.	2,000	67,733
Tamron Co., Ltd.	100	1,891

Total Miscellaneous Manufacturing		394,024

Office Furnishings—0.1%
Kokuyo Co., Ltd.	3,000	26,886

Office/Business Equipment—2.4%
Canon, Inc.	10,500	540,823
Ricoh Co., Ltd.	6,000	108,448
Seiko Epson Corp.	1,800	49,583

Total Office/Business Equipment		698,854

Oil & Gas—1.5%
Cosmo Oil Co., Ltd.	12,000	43,470
Nippon Mining Holdings, Inc.	7,000	43,913
Nippon Oil Corp.	18,000	121,070
Showa Shell Sekiyu K.K.	7,200	78,993
TonenGeneral Sekiyu K.K.	16,000	145,502

Total Oil & Gas		432,948

Packaging & Containers—0.2%
Nihon Yamamura Glass Co., Ltd.	11,000	20,131
Toyo Seikan Kaisha Ltd.	2,400	42,428

Total Packaging & Containers		62,559

Pharmaceuticals—6.2%
Astellas Pharma, Inc.	5,400	229,234
Chugai Pharmaceutical Co., Ltd.	4,800	76,932
Daiichi Sankyo Co., Ltd.	7,300	201,429
Dainippon Sumitomo Pharma Co., Ltd.	6,000	48,620
Eisai Co., Ltd.	4,200	148,578
Fuso Pharmaceutical Industries, Ltd.	2,000	6,585
Hisamitsu Pharmaceutical Co., Inc.	1,600	69,733
Kaken Pharmaceutical Co., Ltd.	2,000	16,697
Kyorin Co., Ltd.	2,000	25,055
Kyowa Hakko Kogyo Co., Ltd.	10,000	102,637
Mediceo Paltac Holdings Co., Ltd.	2,400	44,239
Mochida Pharmaceutical Co., Ltd.	1,000	10,952
Nippon Shinyaku Co., Ltd.	1,000	12,754
Sawai Pharmaceutical Co., Ltd.	200	8,434
Seikagaku Corp.	1,700	17,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Shionogi & Co., Ltd.	2,000	$39,526
SSP Co., Ltd.	2,000	9,981
Suzuken Co., Ltd.	1,300	48,073
Taisho Pharmaceutical Co., Ltd.	4,000	74,298
Takeda Pharmaceutical Co., Ltd.	10,800	550,164
Tanabe Seiyaku Co., Ltd.	4,000	52,375
Towa Pharmaceutical Co., Ltd.	300	11,207
Tsumura & Co.	200	5,160
ZERIA Pharmaceutical Co., Ltd.	1,000	9,783

Total Pharmaceuticals		1,819,461

Real Estate—1.6%
Arnest One Corp.	5,700	23,605
Daikyo, Inc.	9,000	14,603
Daito Trust Construction Co., Ltd.	1,200	58,299
Iida Home Max	6,100	33,606
Joint Corp.	3,000	15,056
Leopalace21 Corp.	2,200	31,546
Mitsubishi Estate Co., Ltd.	2,000	45,847
Mitsui Fudosan Co., Ltd.	2,000	42,828
Nomura Real Estate Holdings, Inc.	500	10,566
Sankei Building Co., Ltd.	1,700	10,809
Sumitomo Real Estate Sales Co., Ltd.	330	12,826
Sumitomo Realty & Development Co., Ltd.	2,000	39,809
Tokyo Tatemono Co., Ltd.	6,000	38,885
Tokyu Community Corp.	100	2,297
Tokyu Land Corp.	6,000	34,130
Tokyu Livable, Inc.	2,000	17,471
Touei Housing Corp.	1,000	6,179
Urban Corp.	10,100	29,632

Total Real Estate		467,994

Retail—3.2%
AEON Co., Ltd.	3,600	44,522
Belluna Co., Ltd.	1,400	9,588
Citizen Watch Co., Ltd.	4,800	36,632
FamilyMart Co., Ltd.	1,800	73,695
Fast Retailing Co., Ltd.	800	75,921
Isetan Mitsukoshi Holdings Ltd.	3,960	42,475
Izumi Co., Ltd	2,600	40,126
J Front Retailing Co., Ltd.	7,600	40,221
Kojima Co., Ltd.	200	1,040
Konaka Co., Ltd.	600	2,830
Lawson, Inc.	1,800	87,788
Marui Co., Ltd.	3,600	28,085
Nitori Co., Ltd.	800	41,206
Right On Co., Ltd.	300	3,221
Seiko Holdings Corp.	2,000	8,962
Seven & I Holdings Co., Ltd.	7,400	211,518
Shimamura Co., Ltd.	600	37,017
Takashimaya Co., Ltd.	6,000	54,507
UNY Co., Ltd.	6,000	59,205
Yamada Denki Co., Ltd.	600	42,790

Total Retail		941,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Semiconductors—0.5%
Sanken Electric Co., Ltd.	1,000	$5,934
Shinko Electric Industries Co., Ltd.	1,900	23,498
SUMCO Corp.	2,200	48,771
Tokyo Electron Ltd.	1,200	69,280

Total Semiconductors		147,483

Shipbuilding—0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.	18,000	57,054

Software—1.1%
Konami Corp.	1,600	55,997
Nomura Research Institute Ltd.	4,300	101,005
Oracle Corp. Japan	3,000	122,542
Square Enix Co., Ltd.	1,700	50,356

Total Software		329,900

Storage/Warehousing—0.2%
Mitsubishi Logistics Corp.	6,000	65,770

Telecommunications—6.9%
Hikari Tsushin, Inc.	1,100	36,319
KDDI Corp.	18	111,391
Nippon Telegraph & Telephone Corp.	157	770,152
NTT DoCoMo, Inc.	701	1,031,612
SOFTBANK CORP.	1,736	29,314

Total Telecommunications		1,978,788

Textiles—0.5%
Kuraray Co., Ltd.	3,000	35,829
Mitsubishi Rayon Co., Ltd.	6,000	18,961
Nitto Boseki Co., Ltd.	5,000	11,745
Seiren Co., Ltd.	300	1,803
Teijin Ltd.	6,000	20,603
Toray Industries, Inc.	12,000	64,411

Total Textiles		153,352

Transportation—2.6%
Hankyu Holdings, Inc.	12,000	50,488
Kawasaki Kisen Kaisha Ltd.	1,000	9,405
Keihin Electric Express Railway Co., Ltd.	5,000	31,036
Keio Corp.	5,000	25,329
Keisei Electric Railway Co., Ltd.	7,000	35,857
Kintetsu Corp.	12,000	37,696
Mitsui O.S.K. Lines Ltd.	4,000	57,092
Nagoya Railroad Co., Ltd.	11,000	30,923
Nippon Express Co., Ltd.	12,000	57,620
Nippon Yusen K.K.	20,000	192,632
Odakyu Electric Railway Co., Ltd.	5,000	32,546
Seino Holdings Corp.	5,000	30,612
Tobu Railway Co., Ltd.	12,000	56,941
Tokyu Corp.	6,000	31,187
Yamato Holdings Co., Ltd.	6,000	83,883

Total Transportation		763,247

TOTAL COMMON STOCKS (Cost: $33,133,677)		28,905,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $10,971)	10,971	$10,971

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND(c)—0.1%
UBS Private Money Market Fund LLC, 2.51% (Cost: $43,555)(d)	43,555	43,555

TOTAL INVESTMENT IN SECURITIES—98.8% (Cost: $33,188,203)(e)		28,960,513
Foreign Currency and Other Assets in Excess of Liabilities—1.2%		337,747

NET ASSETS—100.0%		$29,298,260

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $41,189 and the total market value of the collateral held by the Fund was $43,555.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan Total Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$28,960,513
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$28,960,513

See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Consumer Discretionary	28.5%
Industrials	16.2%
Financials	13.1%
Consumer Staples	12.1%
Basic Materials	9.0%
Communications	7.6%
Utilities	5.8%
Technology	4.9%
Energy	1.5%
Other	1.3%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.5%
Advertising—0.3%
Asatsu-DK, Inc.	1,800	$49,922
Moshi Moshi Hotline, Inc.	1,500	38,135

Total Advertising		88,057

Agriculture—0.2%
Hokuto Corp.	1,900	46,064
Nosan Corp.	4,000	10,150

Total Agriculture		56,214

Apparel—0.7%
Daidoh Ltd.	4,000	39,168
Japan Vilene Co., Ltd.	2,000	10,849
Japan Wool Textile Co., Ltd. (The)	4,000	33,206
Onward Kashiyama Co., Ltd.	7,000	73,628
Sanei-International Co., Ltd.	700	10,962
Sanyo Shokai Ltd.	7,000	36,319

Total Apparel		204,132

Auto Manufacturers—24.1%
Honda Motor Co., Ltd.	59,300	2,019,461
Kanto Auto Works Ltd.	3,000	38,998
Nissan Motor Co., Ltd.	243,600	2,015,350
Shinmaywa Industries Ltd.	7,000	27,735
Toyota Motor Corp.	64,800	3,062,572

Total Auto Manufacturers		7,164,116

Auto Parts & Equipment—1.1%
Nifco, Inc.	2,100	49,625
Nissin Kogyo Co., Ltd.	2,700	41,033
Pacific Industrial Co., Ltd.	2,000	8,320
Riken Corp.	6,000	26,942
Sanoh Industrial Co., Ltd.	1,000	6,462
Showa Corp.	4,800	33,915
Sumitomo Rubber Industries, Inc.	8,700	65,001
Toyo Tire & Rubber Co., Ltd.	9,000	28,697
Yokohama Rubber Co., Ltd. (The)	13,000	61,195

Total Auto Parts & Equipment		321,190

Banks—0.4%
Fukushima Bank Ltd. (The)	8,000	6,868
Hokuetsu Bank Ltd. (The)	13,000	30,782
Kiyo Holdings, Inc.	29,000	46,506
Tokyo Tomin Bank Ltd. (The)	1,700	32,956

Total Banks		117,112

Beverages—0.2%
Ito En, Ltd.	3,400	53,628

Building Materials—1.8%
Asahi Organic Chemicals Industry Co., Ltd.	4,000	12,339
Bunka Shutter Co., Ltd.	3,000	12,056
Central Glass Co., Ltd.	11,000	44,932
Daiken Corp.	6,000	11,094
Cleanup Corp.	1,700	11,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
JS Group Corp.	9,500	$151,185
Matsushita Electric Works Ltd.	22,000	224,762
Okabe Co., Ltd.	1,900	8,765
Sanwa Holdings Corp.	13,000	49,300
Takiron Co., Ltd.	3,000	8,434

Total Building Materials		534,799

Chemicals—3.9%
ADEKA Corp.	4,500	36,975
Aica Kogyo Co., Ltd.	4,100	36,202
Asahi Kasei Corp.	44,000	230,782
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,000	10,896
Denki Kagaku Kogyo K.K.	17,000	63,186
Fujimi, Inc.	1,800	27,253
Koatsu Gas Kogyo Co., Ltd.	2,000	11,603
Mitsubishi Chemical Holdings Corp.	47,500	276,920
Mitsui Chemicals, Inc.	25,000	123,343
Nippon Chemical Industrial Co., Ltd.	2,000	6,509
Nippon Kayaku Co., Ltd.	9,000	56,035
NOF Corp.	9,000	42,960
Sakata INX Corp.	2,000	8,075
Sanyo Chemical Industries Ltd.	6,000	33,621
Sumitomo Bakelite Co., Ltd.	10,000	54,620
Sumitomo Seika Chemicals Co., Ltd.	2,000	7,717
Taiyo Ink Manufacturing Co., Ltd.	1,900	41,404
Toyo Ink Manufacturing Co., Ltd.	15,000	51,083
Zeon Corp.	11,000	44,205

Total Chemicals		1,163,389

Commercial Services—1.5%
Dai Nippon Printing Co., Ltd.	21,000	310,032
Kyodo Printing Co., Ltd.	3,000	9,339
Meitec Corp.	1,800	51,111
Nissin Corp.	3,000	8,575
Nomura Co., Ltd.	3,000	10,132
Park24 Co., Ltd.	10,000	60,658

Total Commercial Services		449,847

Computers—0.3%
Hitachi Systems & Services Ltd.	1,500	26,022
Information Services International-Dentsu Ltd.	1,000	7,641
NEC Fielding Ltd.	3,200	40,753

Total Computers		74,416

Cosmetics/Personal Care—0.3%
Mandom Corp.	1,400	35,593
Milbon Co., Ltd.	400	7,943
T. Hasegawa Co., Ltd.	2,200	33,517

Total Cosmetics/Personal Care		77,053

Distribution/Wholesale—3.3%
Ai Holdings Corp.	4,800	25,267
Doshisha Co., Ltd.	600	9,571
Hakuto Co., Ltd.	1,000	9,198
Inaba Denki Sangyo Co., Ltd.	1,400	40,941
Itochu Enex Co., Ltd.	4,600	30,116
Japan Pulp & Paper Co., Ltd.	9,000	32,178
Ryoden Trading Co., Ltd.	2,000	13,886
Ryoyo Electro Corp.	2,700	27,101
San-Ai Oil Co., Ltd.	2,000	8,735
Sankyo-Tateyama Holdings, Inc.	26,000	30,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sinanen Co., Ltd.	7,000	$28,725
Sojitz Corp.	40,300	134,580
Sumitomo Corp.	41,500	546,130
Takachiho Electric Co., Ltd.	900	11,581
Trusco Nakayama Corp.	1,900	28,517

Total Distribution/Wholesale		977,185

Diversified Financial Services—1.2%
Century Leasing System, Inc.	2,400	25,697
Ichiyoshi Securities Co., Ltd.	3,100	28,454
Kyokuto Securities Co., Ltd.	1,500	10,613
Mizuho Securities Co., Ltd.	32,000	94,487
Okasan Holdings, Inc.	9,000	46,696
SFCG Co., Ltd.	480	57,235
Tokai Tokyo Securities Co., Ltd.	16,000	58,110
Tokyo Leasing Co., Ltd.	3,200	26,384
Toyo Securities Co., Ltd.	3,000	9,933

Total Diversified Financial Services		357,609

Electric—11.9%
Chubu Electric Power Co., Inc.	24,700	603,490
Chugoku Electric Power Co., Inc. (The)	11,100	237,173
Hokkaido Electric Power Co., Inc.	8,400	171,162
Kansai Electric Power Co., Inc. (The)	31,900	747,809
Kyushu Electric Power Co., Inc.	16,900	353,927
Tohoku Electric Power Co., Inc.	18,000	392,246
Tokyo Electric Power Co., Inc. (The)	39,500	1,017,263

Total Electric		3,523,070

Electrical Components & Equipment—0.4%
Fujikura Ltd.	11,000	47,942
Kyosan Electric Manufacturing Co., Ltd.	2,000	8,037
Nippon Signal Co., Ltd. (The)	4,400	25,112
SMK Corp.	4,000	19,093
Sumida Corp.	600	8,320

Total Electrical Components & Equipment		108,504

Electronics—2.8%
Chiyoda Integre Co., Ltd.	500	7,806
Cosel Co., Ltd.	2,700	22,185
Eizo Nanao Corp.	1,500	32,121
HOYA CORP.	13,900	321,915
Idec Corp.	3,300	39,660
Kaga Electronics Co., Ltd.	2,100	27,675
Koa Corp.	1,300	9,333
Nichicon Corp.	3,600	29,376
Nidec Copal Electronics Corp.	1,800	10,816
Nippon Chemi-Con Corp.	7,000	25,423
Optex Co., Ltd.	500	6,787
Ryosan Co., Ltd.	2,200	47,319
Sanshin Electronics Co., Ltd.	2,400	24,859
Sanyo Denki Co., Ltd.	2,000	8,886
Sato Corp.	2,100	23,693
Shinko Shoji Co., Ltd.	1,100	11,996
Sodick Co., Ltd.	4,600	22,782
Star Micronics Co., Ltd.	2,800	44,111
Toyo Corp./Chuo-Ku	4,200	59,352
Yamatake Corp.	2,400	62,714

Total Electronics		838,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Engineering & Construction—0.5%
Airport Facilities Co., Ltd.	1,500	$10,047
COMSYS Holdings Corp.	5,000	44,149
Nippon Koei Co., Ltd.	3,000	8,264
Nishimatsu Construction Co., Ltd.	15,000	39,479
Takasago Thermal Engineering Co., Ltd.	4,000	38,489
Tokyu Construction Co., Ltd.	7,010	24,203

Total Engineering & Construction		164,631

Entertainment—0.2%
Avex Group Holdings, Inc.	3,000	33,593
Resorttrust, Inc.	3,100	40,473

Total Entertainment		74,066

Food—0.3%
Fujicco Co., Ltd.	1,000	11,028
Kato Sangyo Co., Ltd.	1,100	13,179
Kibun Food Chemifa Co., Ltd.	800	8,249
Kyokuyo Co., Ltd.	3,000	5,830
Marudai Food Co., Ltd.	4,000	8,792
Morinaga & Co., Ltd.	17,000	32,555
Yokohama Reito Co., Ltd.	2,000	14,546

Total Food		94,179

Forest Products & Paper—0.8%
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,773
Hokuetsu Paper Mills Ltd.	10,000	41,224
OJI Paper Co., Ltd.	34,000	160,050
Pack Corp. (The)	600	7,908
Tokushu Tokai Holdings Co., Ltd.	14,000	26,810

Total Forest Products & Paper		243,765

Gas—0.1%
Saibu Gas Co., Ltd.	17,000	38,970

Hand/Machine Tools—0.1%
Asahi Diamond Industrial Co., Ltd.	3,000	21,565
Hitachi Tool Engineering Ltd.	700	9,053

Total Hand/Machine Tools		30,618

Healthcare-Products—0.2%
As One Corp.	500	10,943
Nipro Corp.	3,000	50,941

Total Healthcare-Products		61,884

Home Builders—1.0%
Mitsui Home Co., Ltd.	4,000	21,735
PanaHome Corp.	8,000	46,187
Sekisui House, Ltd.	21,000	196,321
Token Corp.	790	33,685

Total Home Builders		297,928

Home Furnishings—0.5%
Alpine Electronics, Inc.	3,200	33,839
France Bed Holdings Co., Ltd.	18,000	26,999
Juki Corp.	9,000	25,810
Kenwood Corp.	27,000	29,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Noritz Corp.	2,300	$28,250
TOA Corp./Hyogo	1,000	6,179

Total Home Furnishings		150,368

Housewares—0.2%
Sangetsu Co., Ltd.	2,800	49,024

Insurance—0.2%
Fuji Fire & Marine Insurance Co., Ltd. (The)	19,000	50,724

Internet—1.4%
Matsui Securities Co., Ltd.	11,200	67,408
SBI Holdings, Inc.	710	155,657
Trend Micro, Inc.	5,500	181,595

Total Internet		404,660

Iron/Steel—0.6%
Daido Metal Co., Ltd.	1,000	5,302
Kyoei Steel Ltd.	1,900	36,206
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	27,678
Nippon Metal Industry Co., Ltd.	10,000	31,036
Topy Industries Ltd.	12,000	35,545
Yodogawa Steel Works Ltd.	9,000	46,527

Total Iron/Steel		182,294

Leisure Time—0.8%
Daiwa Seiko, Inc.	5,000	8,443
Heiwa Corp.	9,200	97,550
Mars Engineering Corp.	1,700	25,018
Sega Sammy Holdings, Inc.	11,800	103,078

Total Leisure Time		234,089

Machinery-Diversified—1.3%
Aichi Corp.	4,100	28,544
Aida Engineering Ltd.	5,000	24,244
Amada Co., Ltd.	14,000	110,542
CKD Corp.	4,300	26,732
Daifuku Co., Ltd.	5,000	49,290
Ebara Corp.	15,000	46,696
Furukawa Co., Ltd.	25,000	43,158
Max Co., Ltd.	3,000	33,932
Obara Corp.	700	9,166
Tsugami Corp.	2,000	7,207

Total Machinery-Diversified		379,511

Metal Fabricate/Hardware—1.1%
Daiichi Jitsugyo Co., Ltd.	2,000	8,981
Furukawa-Sky Aluminum Corp.	11,000	29,678
Kitz Corp.	6,000	30,734
NTN Corp.	17,000	113,382
Oiles Corp.	1,700	33,036
Onoken Co., Ltd.	1,500	25,853
Ryobi Ltd.	10,000	36,319
Tocalo Co., Ltd.	500	7,938
Yamazen Corp.	5,900	26,493

Total Metal Fabricate/Hardware		312,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mining—0.9%
Chuo Denki Kogyo Co., Ltd.	1,000	$14,999
Dowa Holdings Co., Ltd.	10,000	72,921
Mitsui Mining & Smelting Co., Ltd.	29,000	85,628
Pacific Metals Co., Ltd.	11,000	90,383

Total Mining		263,931

Miscellaneous Manufacturing—0.5%
Amano Corp.	4,500	43,471
Bando Chemical Industries Ltd.	3,000	11,547
Mitsuboshi Belting Co., Ltd.	5,739	27,719
Nippon Valqua Industries Ltd.	4,000	12,603
Sekisui Plastics Co., Ltd.	3,000	8,688
Shin-Etsu Polymer Co., Ltd.	3,900	24,576
Tamron Co., Ltd.	1,300	24,588

Total Miscellaneous Manufacturing		153,192

Oil & Gas—3.6%
Cosmo Oil Co., Ltd.	29,000	105,052
Nippon Mining Holdings, Inc.	29,500	185,062
Nippon Oil Corp.	52,000	349,757
Showa Shell Sekiyu K.K.	16,400	179,927
TonenGeneral Sekiyu K.K.	28,000	254,630

Total Oil & Gas		1,074,428

Packaging & Containers—0.0%
Nihon Yamamura Glass Co., Ltd.	4,000	7,320

Pharmaceuticals—13.6%
Astellas Pharma, Inc.	17,300	734,399
Daiichi Sankyo Co., Ltd.	25,700	709,141
Eisai Co., Ltd.	14,200	502,335
Kaken Pharmaceutical Co., Ltd.	5,000	41,743
Kyorin Co., Ltd.	4,000	50,111
Seikagaku Corp.	2,900	29,026
SSP Co., Ltd.	7,000	34,932
Takeda Pharmaceutical Co., Ltd.	38,100	1,940,852

Total Pharmaceuticals		4,042,539

Real Estate—1.2%
Arnest One Corp.	9,400	38,928
Daikyo, Inc.	17,000	27,584
Joint Corp.	4,000	20,075
Leopalace21 Corp.	7,800	111,843
Sumitomo Real Estate Sales Co., Ltd.	1,250	48,583
Tokyu Community Corp.	1,000	22,971
Tokyu Livable, Inc.	4,200	36,689
Urban Corp.	21,400	62,783

Total Real Estate		369,456

Retail—2.7%
Arcs Co., Ltd.	2,075	27,796
Best Denki Co., Ltd.	5,000	29,385
Chiyoda Co., Ltd.	2,000	29,376
Circle K Sunkus Co. Ltd.	3,010	52,985
Gulliver International Co., Ltd.	900	23,857
Honeys Co., Ltd.	1,180	11,031
Keiyo Co., Ltd.	1,700	8,195
Lawson, Inc.	4,500	219,472
Marui Co., Ltd.	15,100	117,804
Paris Miki, Inc.	3,300	30,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Plenus Co., Ltd.	2,500	$37,899
Point, Inc.	1,290	36,994
Right On Co., Ltd.	2,900	31,132
Seiko Holdings Corp.	8,000	35,847
Senshukai Co., Ltd.	1,400	9,866
United Arrows Ltd.	4,400	28,972
USS Co., Ltd.	1,120	74,064

Total Retail		805,152

Semiconductors—0.2%
Epson Toyocom Corp.	10,000	33,206
Sanken Electric Co., Ltd.	5,000	29,668

Total Semiconductors		62,874

Software—1.3%
Koei Co., Ltd.	4,000	54,035
NEC Mobiling Ltd.	600	10,584
Oracle Corp.	7,800	318,608

Total Software		383,227

Telecommunications—8.1%
Denki Kogyo Co., Ltd.	9,000	54,082
NTT DoCoMo, Inc.	1,576	2,319,287
Uniden Corp.	7,000	35,989

Total Telecommunications		2,409,358

Textiles—0.4%
Mitsubishi Rayon Co., Ltd.	28,000	88,487
Toyobo Co., Ltd.	25,000	49,290

Total Textiles		137,777

Transportation—2.3%
Inui Steamship Co., Ltd.	1,800	26,625
Japan Transcity Corp.	2,000	7,717
Kawasaki Kisen Kaisha Ltd.	22,000	206,915
Nippon Yusen K.K.	41,000	394,896
Shinwa Kaiun Kaisha, Ltd.	7,000	38,300

Total Transportation		674,453

TOTAL INVESTMENTS IN SECURITIES—98.5% (Cost: $33,455,779)(a)		29,261,962
Cash, Foreign Currency and Other Assets in Excess of Liabilities—1.5%		431,829

NET ASSETS—100.0%		$29,693,791

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan High-Yielding Equity Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$29,261,962
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$29,261,962

See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Consumer Discretionary	35.1%
Consumer Staples	16.3%
Utilities	12.0%
Industrials	10.8%
Communications	9.8%
Basic Materials	6.2%
Energy	3.6%
Financials	3.0%
Technology	1.7%
Other	1.5%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.1%
Advertising—0.4%
Asatsu-DK, Inc.	6,800	$188,595
Moshi Moshi Hotline, Inc.	4,500	114,405

Total Advertising		303,000

Aerospace/Defense—0.1%
Japan Aviation Electronics Industry Ltd.	12,000	105,165

Agriculture—0.5%
Hokuto Corp.	10,700	259,413
Nosan Corp.	30,000	76,128
Sakata Seed Corp.	3,500	50,417

Total Agriculture		385,958

Apparel—2.4%
Daidoh Ltd.(a)	9,800	95,962
Gunze Ltd.	37,000	167,190
Japan Vilene Co., Ltd.	23,000	124,758
Japan Wool Textile Co., Ltd. (The)	17,000	141,125
Onward Kashiyama Co., Ltd.	45,000	473,327
Sanei-International Co., Ltd.	4,100	64,205
Sanyo Shokai Ltd.(a)	44,000	228,291
Tokyo Style Co., Ltd.	19,000	170,454
Wacoal Holdings Corp.	30,000	358,851

Total Apparel		1,824,163

Auto Manufacturers—0.7%
Kanto Auto Works Ltd.	16,300	211,890
Nissan Shatai Co., Ltd.	29,000	227,065
Shinmaywa Industries Ltd.	23,000	91,128

Total Auto Manufacturers		530,083

Auto Parts & Equipment—4.5%
Aisan Industry Co., Ltd.	10,200	98,339
Akebono Brake Industry Co., Ltd.(a)	12,500	73,464
Calsonic Kansei Corp.	39,000	156,361
Eagle Industry Co., Ltd.	7,000	54,413
Exedy Corp.	5,100	134,470
FCC Co., Ltd.	7,900	121,774
Futaba Industrial Co., Ltd.	9,700	224,644
Kayaba Industry Co., Ltd.	51,000	221,791
Keihin Corp.	11,000	166,964
Musashi Seimitsu Industry Co., Ltd.	5,100	117,150
Nifco, Inc.	15,900	375,731
Nissin Kogyo Co., Ltd.	12,700	193,007
Press Kogyo Co., Ltd.	17,000	76,657
Riken Corp.	28,000	125,730
Sanden Corp.	39,000	176,228
Showa Corp.	20,000	141,314
Takata Corp.	10,500	207,019
Teikoku Piston Ring Co., Ltd.	5,400	48,445
Toyo Tire & Rubber Co., Ltd.	64,000	204,066
TS Tech Co. Ltd.	7,200	116,485
Yokohama Rubber Co., Ltd. (The)	68,000	320,097

Total Auto Parts & Equipment		3,354,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Banks—6.5%
Akita Bank Ltd. (The)	28,000	$126,786
Aomori Bank Ltd. (The)	27,000	105,703
Awa Bank Ltd. (The)	25,000	138,673
Bank of Ikeda Ltd. (The)	600	20,093
Bank of Iwate Ltd. (The)	1,600	95,845
Bank of Nagoya Ltd. (The)	22,000	137,597
Bank of Okinawa Ltd. (The)	3,700	132,635
Bank of Saga Ltd. (The)	34,000	119,957
Chukyo Bank Ltd. (The)	47,000	134,786
Daisan Bank Ltd. (The)	25,000	84,194
Daishi Bank Ltd. (The)	53,000	235,989
Ehime Bank Ltd. (The)	34,000	121,560
Eighteenth Bank Ltd. (The)	21,000	75,478
Fukui Bank Ltd. (The)	45,000	134,994
Higo Bank Ltd. (The)	25,000	150,936
Hokkoku Bank Ltd. (The)	43,000	169,152
Hokuetsu Bank Ltd. (The)	78,000	184,689
Hyakugo Bank Ltd. (The)	27,000	161,738
Hyakujushi Bank Ltd. (The)	33,000	188,029
Juroku Bank Ltd. (The)	19,000	93,382
Kagoshima Bank Ltd. (The)	17,000	128,937
Keiyo Bank Ltd. (The)	32,000	193,198
Kiyo Holdings, Inc.	175,000	280,648
Michinoku Bank Ltd. (The)	23,000	59,450
Mie Bank Ltd. (The)	19,000	93,382
Miyazaki Bank Ltd. (The)	20,000	87,732
Musashino Bank Ltd. (The)	4,700	190,651
Ogaki Kyoritsu Bank Ltd. (The)	32,000	181,425
Oita Bank Ltd. (The)	15,000	94,948
San-In Godo Bank Ltd. (The)	15,000	131,315
Shiga Bank Ltd. (The)	23,000	152,748
Shikoku Bank Ltd. (The)	32,000	134,635
Tochigi Bank Ltd. (The)	14,000	88,222
Toho Bank Ltd. (The)	28,000	120,183
Tokyo Tomin Bank Ltd. (The)	6,800	131,824
Yamagata Bank Ltd. (The)	15,000	88,156
Yamanashi Chuo Bank Ltd. (The)	18,000	94,411

Total Banks		4,864,081

Beverages—0.9%
Ito En, Ltd.	13,300	209,779
Kagome Co., Ltd.(a)	9,900	142,796
Mercian Corp.	34,000	78,260
Mikuni Coca-Cola Bottling Co., Ltd.	4,600	45,954
Takara Holdings, Inc.	36,000	226,179

Total Beverages		702,968

Building Materials—2.4%
Asahi Organic Chemicals Industry Co., Ltd.	23,000	70,949
Bunka Shutter Co., Ltd.	19,000	76,355
Central Glass Co., Ltd.	51,000	208,320
Chofu Seisakusho Co., Ltd.	6,400	130,409
Cleanup Corp.	13,600	95,452
Daiken Corp.	36,000	66,563
Fujitec Co., Ltd.	19,000	112,740
Nice Corp.	19,000	41,941
Nichiha Corp.	5,100	44,984
Rinnai Corp.	6,800	260,441
Sanwa Holdings Corp.	97,000	367,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sumitomo Osaka Cement Co., Ltd.	74,000	$159,860
Takara Standard Co., Ltd.	34,000	153,314

Total Building Materials		1,789,180

Chemicals—6.4%
ADEKA Corp.	17,000	139,682
Aica Kogyo Co., Ltd.	16,800	148,340
Chugoku Marine Paints, Ltd.	9,000	62,148
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	20,000	72,638
Denki Kagaku Kogyo K.K.	103,000	382,831
Fujimi, Inc.	5,800	87,817
Gun-Ei Chemical Industry Co., Ltd.	20,000	42,451
Kansai Paint Co., Ltd.	52,000	360,549
Koatsu Gas Kogyo Co., Ltd.	17,000	98,627
Lintec Corp.	8,100	140,979
Nihon Parkerizing Co., Ltd.	13,000	211,915
Nippon Chemical Industrial Co., Ltd.	48,000	156,219
Nippon Kayaku Co., Ltd.	64,000	398,472
Nippon Paint Co., Ltd.	65,000	282,062
Nippon Shokubai Co., Ltd.	29,000	208,188
NOF Corp.	45,000	214,801
Sakata INX Corp.	23,000	92,864
Sanyo Chemical Industries Ltd.	31,000	173,709
Sumitomo Bakelite Co., Ltd.	37,000	202,094
Sumitomo Seika Chemicals Co., Ltd.	17,000	65,591
Taiyo Ink Manufacturing Co., Ltd.	7,300	159,077
Takasago International Corp.	23,000	131,484
Toagosei Co., Ltd.	68,000	251,460
Tokuyama Corp.	14,000	104,335
Tokyo Ohka Kogyo Co., Ltd.	6,800	126,949
Toyo Ink Manufacturing Co., Ltd.	80,000	272,440
Zeon Corp.	44,000	176,822

Total Chemicals		4,764,544

Commercial Services—2.3%
Kanamoto Co., Ltd.	13,000	73,459
Kyodo Printing Co., Ltd.(a)	47,000	146,314
Meitec Corp.	13,100	371,973
Nichii Gakkan Co.(a)	5,100	67,259
Nomura Co., Ltd.	17,000	57,412
Park24 Co., Ltd.	48,600	294,796
Sohgo Security Services Co., Ltd.	22,600	274,385
TKC Corp.	4,400	82,019
Toppan Forms Co., Ltd.	27,300	327,842

Total Commercial Services		1,695,459

Computers—1.6%
CSK Holdings Corp.	9,400	185,331
Hitachi Information Systems Ltd.	8,900	207,797
Hitachi Systems & Services Ltd.	5,000	86,741
Information Services International-Dentsu Ltd.	8,500	64,950
NEC Fielding Ltd.	17,600	224,140
NS Solutions Corp.	7,300	161,832
Obic Co., Ltd.	1,060	178,292
Roland DG Corp.(a)	3,400	90,288

Total Computers		1,199,371

Cosmetics/Personal Care—1.5%
Aderans Co., Ltd.	10,800	208,858
Fancl Corp.	9,800	116,947
KOSE Corp.	8,000	178,859
Lion Corp.	64,000	269,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mandom Corp.	8,500	$216,099
T. Hasegawa Co., Ltd.(a)	7,500	114,263

Total Cosmetics/Personal Care		1,104,901

Distribution/Wholesale—3.7%
Advan Co., Ltd.	8,500	49,554
Ai Holdings Corp.	12,800	67,378
Doshisha Co., Ltd.	3,400	54,237
Fuji Electronics Co., Ltd.	8,600	84,779
Hakuto Co., Ltd.	14,100	129,687
Hanwa Co., Ltd.	52,000	321,796
Inaba Denki Sangyo Co., Ltd.	6,800	198,859
Itochu Enex Co., Ltd.	28,300	185,276
Iwatani International Corp.(a)	39,000	119,202
Japan Pulp & Paper Co., Ltd.	36,000	128,711
JFE Shoji Holdings, Inc.	18,000	135,333
Matsuda Sangyo Co., Ltd.	2,300	57,823
Mitsuuroko Co., Ltd.	18,100	107,570
Nagase & Co., Ltd.	15,000	158,342
Ryoden Trading Co., Ltd.	27,000	187,463
Ryoshoku Ltd.	4,800	91,467
Ryoyo Electro Corp.	14,000	140,522
San-Ai Oil Co., Ltd.	20,000	87,354
Sankyo Seiko Co., Ltd.	18,100	43,540
Sankyo-Tateyama Holdings, Inc.	102,000	120,277
Satori Electric Co., Ltd	8,400	64,027
Sinanen Co., Ltd.	23,000	94,382
Trusco Nakayama Corp.	8,500	127,574

Total Distribution/Wholesale		2,755,153

Diversified Financial Services—2.1%
Century Leasing System, Inc.	15,400	164,888
Ichiyoshi Securities Co., Ltd.(a)	13,200	121,160
Kyokuto Securities Co., Ltd.	12,300	87,024
Mizuho Investors Securities Co., Ltd.	28,000	33,281
Okasan Holdings, Inc.	65,000	337,249
SFCG Co., Ltd.	1,600	190,783
Tokai Tokyo Securities Co., Ltd.	112,000	406,774
Tokyo Leasing Co., Ltd.	12,000	98,939
Toyo Securities Co., Ltd.	28,000	92,713

Total Diversified Financial Services		1,532,811

Electric—0.1%
Okinawa Electric Power Co., Inc. (The)	1,100	54,479

Electrical Components & Equipment—1.7%
Fujikura, Ltd.	46,000	200,481
GS Yuasa Corp.	17,000	81,468
Hitachi Cable Ltd.	74,000	278,534
Nippon Signal Co., Ltd. (The)	11,200	63,922
Shinko Electric Co., Ltd.	15,000	46,837
SMK Corp.	17,000	81,147
Sumida Corp.	5,100	70,723
Toshiba TEC Corp.	66,000	412,792

Total Electrical Components & Equipment		1,235,904

Electronics—5.1%
Alps Electric Co., Ltd.	25,000	258,714
Anritsu Corp.(a)	19,000	59,148
Chiyoda Integre Co., Ltd.	3,800	59,327
CMK Corp.	5,100	34,592
Cosel Co., Ltd.	6,600	54,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Dainippon Screen Manufacturing Co., Ltd.	49,000	$197,377
Eizo Nanao Corp.	6,000	128,485
Horiba Ltd.	4,500	119,499
Idec Corp.(a)	10,900	130,999
Kaga Electronics Co., Ltd.	7,200	94,886
Koa Corp.	7,200	51,688
Kuroda Electric Co Ltd	5,100	76,015
Nichicon Corp.	14,600	119,136
Nidec Copal Corp.	11,900	153,233
Nidec Copal Electronics Corp.(a)	9,900	59,491
Nihon Dempa Kogyo Co Ltd	3,400	72,006
Nippon Chemi-Con Corp.	26,000	94,430
Nitto Kogyo Corp.	8,500	81,548
Osaki Electric Co Ltd	7,000	41,602
Ryosan Co., Ltd.	16,100	346,286
Sanshin Electronics Co., Ltd.	8,500	88,043
Sanyo Denki Co., Ltd.	14,000	62,205
Sato Corp.	6,500	73,336
Shinko Shoji Co., Ltd.	8,900	97,056
Sodick Co., Ltd.	14,300	70,822
Star Micronics Co., Ltd.	13,700	215,829
Taiyo Yuden Co., Ltd.	6,000	62,091
Tokyo Seimitsu Co., Ltd.(a)	5,400	87,568
Toyo Corp./Chuo-Ku	18,000	254,365
ULVAC, Inc.	4,600	161,426
Yamatake Corp.	14,600	381,511

Total Electronics		3,786,944

Engineering & Construction—5.1%
Asunaro Aoki Construction Co., Ltd.	13,000	59,478
COMSYS Holdings Corp.	22,000	194,255
Hitachi Plant Technologies Ltd.	12,000	44,488
Japan Airport Terminal Co., Ltd.	10,800	170,143
Kandenko Co., Ltd.	38,000	255,234
Kyowa Exeo Corp.	18,000	167,256
Kyudenko Corp.	19,000	131,918
Maeda Corp.	39,000	134,286
Maeda Road Construction Co., Ltd.	22,000	155,030
NEC Networks & System Integration Corp.	6,800	85,958
Nippo Corp.	17,000	94,939
Nippon Densetsu Kogyo Co., Ltd.	17,000	154,436
Nippon Koei Co., Ltd.	20,000	55,092
Nishimatsu Construction Co., Ltd.	90,000	236,876
Okumura Corp.(a)	54,000	219,046
Sanki Engineering Co., Ltd.	17,000	138,720
Shinko Plantech Co., Ltd	4,500	69,704
Taihei Kogyo Co., Ltd.	21,000	73,298
Taikisha Ltd.	13,500	212,297
Takasago Thermal Engineering Co., Ltd.	21,000	202,066
Toda Corp.	68,000	248,894
Toenec Corp.	15,000	81,789
Tokyu Construction Co., Ltd.	23,150	79,929
Toshiba Plant Systems & Services Corp.	25,000	215,084
Toyo Engineering Corp.	19,000	122,419
Tsukishima Kikai Co., Ltd.	12,000	108,561
Yurtec Corp.	20,000	123,768

Total Engineering & Construction		3,834,964

Entertainment—0.7%
Aeon Fantasy Co., Ltd.	4,900	56,671
Avex Group Holdings, Inc.(a)	13,800	154,527
RESORTTRUST, Inc.	11,660	152,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Toei Co., Ltd.	17,000	$98,146
Tokyotokeiba Co., Ltd.	34,000	61,582

Total Entertainment		523,159

Environmental Control—0.2%

Asahi Pretec Corp.	5,100	159,247

Food—4.5%
Ariake Japan Co., Ltd.(a)	5,400	82,983
Ezaki Glico Co., Ltd.(a)	16,000	181,274
Fuji Oil Co., Ltd.	18,400	180,346
House Foods Corp.(a)	19,700	317,788
Itoham Foods, Inc.	22,000	108,957
J-Oil Mills, Inc.	22,000	80,109
Kato Sangyo Co., Ltd.	8,500	101,835
Kibun Food Chemifa Co., Ltd.	4,500	46,399
Maruha Group, Inc.	54,000	85,071
Meiji Dairies Corp.	38,000	195,368
Meiji Seika Kaisha Ltd.(a)	77,000	329,052
Mitsui Sugar Co., Ltd.	14,000	51,639
Morinaga & Co., Ltd.	71,000	135,965
Morinaga Milk Industry Co., Ltd.	62,000	161,426
Nichirei Corp.	49,000	251,922
Nippon Beet Sugar Manufacturing Co., Ltd.	15,000	37,640
Nippon Flour Mills Co., Ltd.	13,000	58,252
Nippon Suisan Kaisha Ltd.	52,200	266,404
Nisshin Oillio Group Ltd. (The)	22,000	92,977
QP Corp.	30,300	266,399
Showa Sangyo Co., Ltd.	53,000	148,993
Starzen Co., Ltd.	47,000	104,193
Yokohama Reito Co., Ltd.	14,000	101,825

Total Food		3,386,817

Forest Products & Paper—1.2%
Chuetsu Pulp & Paper Co., Ltd.	36,000	69,959
Daio Paper Corp.	29,000	235,272
Hokuetsu Paper Mills Ltd.	53,000	218,490
Mitsubishi Paper Mills Ltd.	31,000	81,590
Rengo Co., Ltd.(a)	39,000	271,883

Total Forest Products & Paper		877,194

Gas—0.4%
Saibu Gas Co., Ltd.	118,000	270,497

Hand/Machine Tools—1.5%
Asahi Diamond Industrial Co., Ltd.	17,000	122,202
Disco Corp.	4,300	182,133
Hitachi Koki Co., Ltd.	24,100	397,404
Hitachi Tool Engineering Ltd.	4,400	56,907
Meidensha Corp.(a)	34,000	102,316
OSG Corp.(a)	18,400	208,292
Union Tool Co.(a)	1,900	55,384

Total Hand/Machine Tools		1,124,638

Healthcare-Products—1.5%
Hogy Medical Co., Ltd.	2,100	106,580
Nihon Kohden Corp.	10,800	187,259
Nipro Corp.	24,024	407,935
Paramount Bed Co., Ltd.(a)	10,700	158,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sysmex Corp.	3,800	$149,842
TOPCON Corp.	11,800	111,983

Total Healthcare-Products		1,122,073

Home Builders—0.6%
Mitsui Home Co., Ltd.	17,000	92,373
PanaHome Corp.	46,000	265,572
Token Corp.	2,610	111,289

Total Home Builders		469,234

Home Furnishings—1.9%
Alpine Electronics, Inc.	14,600	154,395
Canon Electronics, Inc.	8,400	212,764
France Bed Holdings Co., Ltd.	74,000	110,995
Hitachi Maxell Ltd.	19,700	248,653
Juki Corp.	25,000	71,695
Kenwood Corp.(a)	51,000	55,328
Nidec Sankyo Corp.	38,000	241,610
Noritz Corp.	11,500	141,248
Pioneer Corp.	6,500	52,427
Toa Corp/Hyogo	25,000	154,474

Total Home Furnishings		1,443,589

Housewares—0.6%
Noritake Co., Ltd.	34,000	141,125
Sangetsu Co., Ltd.(a)	18,100	316,906

Total Housewares		458,031

Insurance—0.4%
Fuji Fire & Marine Insurance Co., Ltd. (The)	117,000	312,353

Internet—0.6%
Matsui Securities Co., Ltd.(a)	77,300	465,237

Iron/Steel—2.1%
Aichi Steel Corp.(a)	30,000	129,900
Godo Steel Ltd.	32,000	95,694
Kyoei Steel Ltd.	7,200	137,201
Mitsubishi Steel Manufacturing Co., Ltd.	20,000	92,260
Nakayama Steel Works Ltd.	39,000	107,797
Nippon Metal Industry Co., Ltd.	71,000	220,358
Nippon Yakin Kogyo Co., Ltd	13,500	90,675
Sanyo Special Steel Co., Ltd.	47,000	252,723
Topy Industries Ltd.	38,000	112,561
Yodogawa Steel Works Ltd.	68,000	351,530

Total Iron/Steel		1,590,699

Leisure Time—1.1%
Daikoku Denki Co., Ltd.	3,200	43,168
Heiwa Corp.	44,700	473,966
HIS Co., Ltd.	3,400	50,966
Mars Engineering Corp.	4,000	58,865
Mizuno Corp.	29,000	168,794

Total Leisure Time		795,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Machinery-Construction & Mining—0.5%
Aichi Corp.	18,000	$125,315
Kato Works Co., Ltd	11,000	43,168
Tadano Ltd.	17,000	182,982

Total Machinery-Construction & Mining		351,465

Machinery-Diversified—3.9%
Aida Engineering Ltd.	17,000	82,430
Anest Iwata Corp.	16,000	67,619
CKD Corp.	16,900	105,062
Daifuku Co., Ltd.	22,500	221,806
Daihen Corp.	18,000	82,524
Ebara Corp.	62,000	193,010
Furukawa Co., Ltd.	114,000	196,802
Hisaka Works Ltd	3,000	63,959
Komori Corp.	14,000	255,687
Makino Milling Machine Co., Ltd.	20,000	126,220
Max Co., Ltd.	15,000	169,662
Miura Co., Ltd.	9,000	211,830
Nabtesco Corp.	15,000	229,801
Nippon Thompson Co., Ltd.	13,000	83,147
Nitto Kohki Co., Ltd.	5,100	100,552
Obara Corp.	4,600	60,231
OKUMA Corp.	17,000	169,190
Organo Corp.	4,000	47,545
Sintogokio Ltd.	5,200	50,967
Tokyo Kikai Seisakusho Ltd.(a)	20,000	43,206
Toshiba Machine Co., Ltd.	20,000	136,597
Tsubakimoto Chain Co.	31,000	180,727

Total Machinery-Diversified		2,878,574

Metal Fabricate/Hardware—1.8%
Furukawa-Sky Aluminum Corp.	35,000	94,430
Kitz Corp.	29,000	148,550
MISUMI Group, Inc.	9,600	178,858
Nachi-Fujikoshi Corp.	39,000	151,945
Nippon Steel Trading Co., Ltd.	24,000	67,469
Oiles Corp.	6,160	119,708
Onoken Co., Ltd.	6,800	117,198
Ryobi Ltd.	39,000	141,644
Shinsho Corp.	15,000	52,639
Tocalo Co., Ltd.	4,500	71,445
Toho Zinc Co., Ltd.	22,000	100,241
Yamazen Corp.	24,000	107,769

Total Metal Fabricate/Hardware		1,351,896

Mining—2.0%
Chuo Denki Kogyo Co., Ltd.	4,000	59,997
Mitsui Mining & Smelting Co., Ltd.	138,000	407,471
Nippon Denko Co., Ltd.	10,000	115,561
Nippon Light Metal Co., Ltd.	102,000	167,426
Pacific Metals Co., Ltd.	66,000	542,295
Sumitomo Light Metal Industries Ltd.	55,000	66,931
Toho Titanium Co., Ltd.	5,400	106,212

Total Mining		1,465,893

Miscellaneous Manufacturing—1.9%
Amano Corp.	19,900	192,232
Bando Chemical Industries Ltd.	22,000	84,675
Kureha Corp.	46,000	278,156
Mitsuboshi Belting Co., Ltd.	17,000	82,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nikkiso Co., Ltd.	13,000	$90,260
Nippon Valqua Industries Ltd.	22,000	69,317
Nitta Corp.	3,200	69,884
Okamoto Industries, Inc.	34,000	120,919
Sekisui Plastics Co., Ltd.	39,000	112,948
Shin-Etsu Polymer Co., Ltd.	9,300	58,605
Tamron Co., Ltd.	3,500	66,200
Tokai Rubber Industries, Inc.	12,500	161,431

Total Miscellaneous Manufacturing		1,386,736

Office Furnishings—0.4%
Kokuyo Co., Ltd.	15,300	137,116
Okamura Corp.	17,000	125,249

Total Office Furnishings		262,365

Office/Business Equipment—0.1%
Canon Finetech, Inc.	6,300	84,927

Oil & Gas—0.2%
AOC Holdings, Inc.	7,600	78,147
Kanto Natural Gas Development Ltd.	7,000	47,677

Total Oil & Gas		125,824

Packaging & Containers—0.2%
Fuji Seal International, Inc.	4,000	66,941
Nihon Yamamura Glass Co., Ltd.	34,000	62,223

Total Packaging & Containers		129,164

Pharmaceuticals—2.9%
Kaken Pharmaceutical Co., Ltd.	29,000	242,111
Kobayashi Pharmaceutical Co., Ltd.	5,100	164,058
Kyorin Co., Ltd.	25,000	313,194
Miraca Holdings, Inc.	11,700	280,897
Mochida Pharmaceutical Co., Ltd.	19,000	208,094
Nippon Shinyaku Co., Ltd.	12,000	153,049
Sawai Pharmaceutical Co., Ltd.(a)	1,800	75,902
Seikagaku Corp.	13,300	133,119
SSP Co., Ltd.(a)	40,000	199,613
Toho Pharmaceutical Co., Ltd.	4,800	92,599
Tsumura & Co.	6,263	161,590
ZERIA Pharmaceutical Co., Ltd.	12,000	117,391

Total Pharmaceuticals		2,141,617

Real Estate—1.8%
Arnest One Corp.(a)	37,300	154,471
Daikyo, Inc.	63,000	102,222
Iida Home Max(a)	11,700	64,457
Joint Corp.	19,700	98,867
Sankei Building Co., Ltd. (The)	10,000	63,582
Sumitomo Real Estate Sales Co., Ltd.	6,480	251,852
Tokyu Livable, Inc.	21,100	184,318
Touei Housing Corp.	8,500	52,521
Urban Corp.	133,200	390,785

Total Real Estate		1,363,075

Retail—8.8%
ABC-Mart, Inc.	13,100	337,372
Alpen Co., Ltd.	10,000	171,218
AOKI Holdings, Inc.	6,800	105,716
Arcs Co., Ltd.	14,710	197,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Belluna Co., Ltd.	7,500	$51,366
Best Denki Co., Ltd.	41,000	240,960
Chiyoda Co., Ltd.	10,700	157,161
Circle K Sunkus Co. Ltd.	19,800	348,539
Culture Convenience Club Co., Ltd.(a)	33,400	161,636
Don Quijote Co., Ltd.	5,300	97,145
Duskin Co., Ltd	6,200	107,442
Edion Corp.	33,400	278,845
Gigas K’s Denki Corp.	4,900	81,216
Gulliver International Co., Ltd.	3,420	90,658
Hankyu Department Stores, Inc.	34,000	236,064
Heiwado Co., Ltd.	8,500	133,267
Honeys Co., Ltd.	8,590	80,305
Izumi Co., Ltd.(a)	8,100	125,009
Izumiya Co., Ltd.	18,000	107,316
Kasumi Co., Ltd.	18,000	116,145
Keiyo Co., Ltd.	8,400	40,492
Kisoji Co., Ltd.	6,800	137,918
Kojima Co., Ltd.(a)	8,000	41,583
Komeri Co., Ltd.	6,800	167,747
Matsumotokiyoshi Holdings Co., Ltd.	8,500	182,421
Ministop Co., Ltd.	7,800	167,398
Nishimatsuya Chain Co., Ltd.	5,500	49,290
Parco Co., Ltd.	11,900	148,518
Paris Miki, Inc.(a)	25,400	234,580
Plenus Co., Ltd.	19,200	291,067
Point, Inc.	6,000	172,067
Right On Co., Ltd.	11,300	121,309
Royal Holdings Co., Ltd.	10,700	110,427
Ryohin Keikaku Co., Ltd.	6,000	321,495
Saizeriya Co. Ltd.	5,600	49,658
Seiko Holdings Corp.	32,000	143,389
Senshukai Co., Ltd.	13,400	94,428
Shimachu Co., Ltd.	5,100	124,607
St. Marc Holdings Co Ltd	1,200	51,620
Sundrug Co., Ltd.	8,500	172,798
United Arrows Ltd.	17,100	112,597
UNY Co., Ltd.	25,000	246,686
Valor Co., Ltd.	3,800	35,740
Xebio Co., Ltd.	3,700	81,326
Zensho Co., Ltd.	15,000	80,515

Total Retail		6,604,105

Semiconductors—0.7%
Epson Toyocom Corp.	37,000	122,862
Mimasu Semiconductor Industry Co., Ltd.	4,700	91,335
Sanken Electric Co., Ltd.	18,000	106,806
Shindengen Electric Manufacturing Co., Ltd.	14,000	45,564
Shinko Electric Industries Co., Ltd.	13,500	166,960

Total Semiconductors		533,527

Shipbuilding—0.1%
Sasebo Heavy Industries Co., Ltd.	23,000	63,572

Software—1.9%
Fuji Soft ABC, Inc.(a)	4,100	72,365
Hitachi Software Engineering Co., Ltd.	10,500	231,287
Jastec Co., Ltd	10,800	66,325
Koei Co., Ltd.(a)	23,200	313,405
NEC Mobiling Ltd.	5,100	89,967
Nihon Unisys Ltd.	7,200	111,187
Nippon System Development Co., Ltd.	9,500	107,990
Sorun Corp.	8,100	57,614
Sumisho Computer Systems Corp.	11,300	206,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Trans Cosmos, Inc.	11,600	$106,255
Zenrin Co., Ltd.(a)	5,300	87,246

Total Software		1,450,443

Storage/Warehousing—0.4%
Mitsui-Soko Co., Ltd.	29,000	139,795
Sumitomo Warehouse Co., Ltd. (The)	47,000	223,018

Total Storage/Warehousing		362,813

Telecommunications—0.9%
Daimei Telecom Engineering Corp.	7,000	66,101
Denki Kogyo Co., Ltd.	38,000	228,348
Hitachi Kokusai Electric, Inc.	13,000	116,136
Japan Radio Co Ltd.	12,000	35,319
Uniden Corp.	49,000	251,922

Total Telecommunications		697,826

Textiles—0.9%
Kurabo Industries Ltd.	55,000	113,108
Nitto Boseki Co., Ltd.	42,000	98,656
Seiren Co., Ltd.	6,900	41,463
Toyobo Co., Ltd.	181,000	356,860
Unitika Ltd.	70,000	71,978

Total Textiles		682,065

Toys/Games/Hobbies—0.2%
TOMY Co., Ltd.(a)	18,400	118,726

Transportation—3.2%
Daiichi Chuo Kisen Kaisha	54,000	366,267
Fukuyama Transporting Co., Ltd.	23,000	79,845
Hitachi Transport System Ltd.	7,300	92,416
Iino Kaiun Kaisha, Ltd.	23,900	218,246
Inui Steamship Co., Ltd.	7,300	107,980
Keisei Electric Railway Co., Ltd.	37,000	189,529
Kintetsu World Express, Inc.	2,700	69,152
Nippon Konpo Unyu Soko Co., Ltd.	5,000	63,912
Nishi-Nippon Railroad Co., Ltd.	73,000	248,601
Sagami Railway Co., Ltd.	78,000	288,440
Sankyu, Inc.	30,000	151,408
Seino Holdings Corp.	32,000	195,915
Senko Co., Ltd.	12,000	48,337
Shinwa Kaiun Kaisha, Ltd.	36,000	196,972
Yusen Air & Sea Service Co., Ltd.	3,300	59,864

Total Transportation		2,376,884

TOTAL COMMON STOCKS (Cost: $85,443,214)		73,253,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—5.3%
MONEY MARKET FUNDS(b)—5.3%
DWS Money Market Fund, 2.74%	3,009,067	$3,009,067
UBS Private Money Market Fund LLC, 2.51%	907,673	907,673

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $3,916,740)(c)		3,916,740

TOTAL INVESTMENTS IN SECURITIES—103.4% (Cost: $89,359,954)(d)		77,170,041
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(3.4)%		(2,525,139)

NET ASSETS—100.0%		$74,644,902

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $3,676,960 and the total market value of the collateral held by the Fund was $3,916,740.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$77,170,041
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$77,170,041

See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Industrials	27.6%
Consumer Discretionary	26.8%
Consumer Staples	14.3%
Basic Materials	11.6%
Financials	10.8%
Technology	4.4%
Communications	2.0%
Utilities	0.4%
Energy	0.2%
Other	1.9%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.6%
Australia—61.6%
ABB Grain Ltd.	11,374	$90,595
ABC Learning Centres Ltd.	282,556	271,155
Adelaide Brighton Ltd.	89,478	322,003
Aevum Ltd.	14,146	25,114
AGL Energy Ltd.	24,071	330,326
Alesco Corp., Ltd.	19,210	127,201
Alumina Ltd.	78,626	357,649
Amcor Ltd.	81,927	397,037
AMP Ltd.	218,682	1,403,951
APA Group(a)	57,836	144,861
APN News & Media Ltd.(b)	54,725	156,500
ARB Corp. Ltd.	11,584	42,799
Aristocrat Leisure Ltd.	37,498	231,023
ASX Ltd.	16,760	505,029
Austal Ltd.	20,310	50,091
Austbrokers Holdings Ltd.	40,035	161,746
Austereo Group Ltd.	14,236	20,971
Australia & New Zealand Banking Group Ltd.	262,282	4,711,801
Australian Agricultural Co., Ltd.	27,493	72,027
Australian Wealth Management Ltd.	68,428	85,039
Automotive Holdings Group	34,765	75,065
AWB Ltd.	39,290	90,868
AXA Asia Pacific Holdings Ltd.	112,832	506,747
Babcock & Brown Communities Ltd.	160,310	66,152
Babcock & Brown Infrastructure Group(a)	251,877	164,365
Babcock & Brown Ltd.	36,259	260,970
Babcock & Brown Power(a)	137,321	84,339
Babcock & Brown Wind Partners Limited(a)	50,938	80,412
Bank of Queensland Ltd.(b)	21,146	263,806
Beach Petroleum Ltd.	31,741	40,817
Becton Property Group(a)	12,465	17,106
Bendigo and Adelaide Bank Ltd.	33,612	352,555
BHP Billiton Ltd.	99,429	4,169,722
Billabong International Ltd.	19,624	203,387
BlueScope Steel Ltd.	73,078	795,266
Boom Logistics Ltd.	62,498	42,283
Boral Ltd.	52,274	283,431
Bradken Ltd.	4,549	37,543
Brambles Ltd.	77,458	648,923
Caltex Australia Ltd.	10,881	136,372
Centennial Coal Co., Ltd.	17,583	94,492
Challenger Financial Services Group Ltd.	91,357	165,698
Coca-Cola Amatil Ltd.	82,989	558,279
Cochlear Ltd.	5,362	224,607
Coffey International Ltd.	3,514	6,036
Commonwealth Bank of Australia	166,843	6,431,651
Computershare Ltd.	35,524	313,975
ConnectEast Group(a)	97,628	80,572
Consolidated Media Holdings Ltd.	102,720	325,298
Corporate Express Australia Ltd.	44,832	226,301
Count Financial Ltd.	58,058	86,080
Crane Group Ltd.	288	3,582
Crown Ltd.	14,993	133,665
CSL Ltd.	15,353	525,986
CSR Ltd.	95,700	225,004
David Jones Ltd.(b)	80,614	217,385
Downer EDI Ltd.	35,188	231,987
DUET Group(a)	24,694	61,140
Emeco Holdings Ltd	52,747	54,162
Energy Developments Ltd.	17,185	42,548
Energy Resources of Australia Ltd.	6,953	153,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Envestra Ltd.(a)	155,056	$95,232
FairFax Media Ltd.(b)	175,089	492,311
Felix Resources Ltd.	3,397	55,419
FKP Property Group(a)	22,624	106,384
Fleetwood Corp. Ltd.	7,542	66,949
FlexiGroup Ltd	233,609	93,036
Flight Centre Ltd.	6,487	103,775
Foster's Group Ltd.	182,127	886,125
Funtastic Ltd.	141,798	69,399
Futuris Corp., Ltd.	159,626	168,504
Galileo Japan Trust	145,449	55,832
Gloucester Coal Ltd.	2,182	27,012
Goodman Fielder Ltd.	111,092	149,786
GrainCorp Ltd.	2,474	19,468
GRD Ltd.	9,002	5,788
Great Southern Plantations Ltd.	23,136	14,321
GUD Holdings Ltd.	7,278	52,871
Gunns Ltd.	69,871	159,583
GWA International Ltd.	42,043	100,866
Harvey Norman Holdings Ltd.	69,964	207,465
Hastings Diversified Utilities Fund(a)	34,140	67,163
Healthscope Ltd.	14,766	56,539
HFA Holdings Ltd.	59,352	66,070
Hills Industries Ltd.(b)	44,395	135,906
Housewares International Ltd.	17,356	17,488
Iluka Resources Ltd.	18,747	84,736
Incitec Pivot Ltd.	1,599	283,879
Independence Group NL	4,120	20,164
Insurance Australia Group Ltd.(b)	281,606	937,744
Invocare Ltd.	1,727	10,507
IOOF Holdings Ltd.	16,587	81,180
Iress Market Technology Ltd.	8,748	52,553
Just Group Ltd.	21,634	64,567
Leighton Holdings Ltd.(b)	13,070	637,792
Lend Lease Corp. Ltd.	47,755	437,658
Lion Nathan Ltd.	50,420	413,696
MacArthur Coal Ltd.	4,416	71,492
Macmahon Holdings Ltd.	16,529	26,410
Macquarie Airports(a)	197,998	391,418
Macquarie Communications Infrastructure Group(a)	47,058	137,736
Macquarie Group Ltd.(b)	35,830	1,672,450
Macquarie Infrastructure Group(a)	75,347	167,752
Metcash Ltd.	65,283	231,801
Minara Resources Ltd.	79,312	247,363
Mincor Resources NL	8,214	26,170
Mitchell Communications Group	33,781	19,775
Monadelphous Group Ltd.	6,419	80,942
Mortgage Choice Ltd.	149,956	115,124
National Australia Bank Ltd.	223,888	5,693,631
Navitas Ltd.	40,631	81,492
New Hope Corp. Ltd.	26,220	134,617
Nufarm Ltd.	15,344	234,420
Oakton Ltd.	14,799	45,872
Octaviar Ltd.	78,603	74,677
OneSteel Ltd.	75,174	536,727
Orica Ltd.	17,888	502,970
Origin Energy Ltd.	32,137	497,145
Oxiana Ltd.*	328,394	822,524
Oxiana Ltd.(b)	67,664	170,776
Pacific Brands Ltd.	125,205	213,271
Peet Ltd.	33,216	66,302
Perpetual Ltd.	6,574	269,825
Photon Group Ltd.	23,611	67,522
Primary Health Care Ltd.	44,528	222,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Qantas Airways Ltd.	384,801	$1,122,593
QBE Insurance Group Ltd.	75,706	1,627,388
Regional Express Holdings Ltd.	60,955	62,005
Reverse Corp., Ltd.	25,934	35,340
Rio Tinto Ltd.	11,116	1,445,441
Salmat Ltd.	26,493	71,441
Santos Ltd.	29,210	601,273
Seek Ltd.	30,586	146,759
Select Harvests Ltd.	1,996	11,493
Seven Network Ltd.	28,656	207,073
Sigma Pharmaceuticals Ltd.	183,639	173,586
Sims Group Ltd.	12,848	514,020
Sonic Healthcare Ltd.	19,825	276,815
SP AusNet(a)	89,852	91,400
Spark Infrastructure Group(c)	78,043	116,835
Specialty Fashion Group Ltd.	37,337	30,456
St.George Bank Ltd.	61,773	1,607,093
Straits Resources Ltd.	8,820	57,895
STW Communications Group Ltd.	60,786	79,625
Suncorp-Metway Ltd.	133,074	1,665,266
Sunland Group Ltd.	34,902	76,031
Super Cheap Auto Group Ltd.	4,489	10,253
TABCORP Holdings Ltd.	79,205	745,649
Tatts Group Ltd.	175,308	395,351
Telstra Corp. Ltd.	1,331,174	5,416,433
Ten Network Holdings Ltd.	93,702	122,742
Timbercorp Ltd.	98,193	72,087
Toll Holdings Ltd.	55,244	319,150
Tower Australia Group Ltd.	7,031	19,500
Transfield Services Ltd.(b)	24,775	176,413
Transpacific Industries Group	10,794	62,151
Transurban Group(a)	137,220	557,020
Trinity Group	67,365	64,647
United Group Ltd.	20,382	240,778
UXC Ltd.	20,886	19,542
Virgin Blue Holdings Ltd.	282,570	127,449
Vision Group Holdings Ltd.	11,986	20,819
Washington H. Soul Pattinson & Co., Ltd.	32,966	357,168
Wesfarmers Ltd. Price Protected Shares	22,091	797,742
Wesfarmers Ltd.	46,850	1,676,994
West Australian Newspapers Holdings Ltd.(b)	30,188	228,862
Westpac Banking Corp.	225,631	4,330,533
Westpac Office Trust	11,281	4,330
WHK Group Ltd.	108,024	116,105
Woodside Petroleum Ltd.	24,591	1,592,915
Woolworths Ltd.	78,868	1,850,514
WorleyParsons Ltd.	6,329	229,947

Total Australia		76,683,925

Hong Kong—22.7%
Bank of East Asia Ltd.	104,416	567,111
Beijing Enterprises Holdings Ltd.	21,004	68,689
BOC Hong Kong (Holdings) Ltd.	712,391	1,886,626
Cathay Pacific Airways Ltd.	177,000	337,318
Cheung Kong (Holdings) Ltd.	75,015	1,011,110
China Merchants Holdings (International) Co., Ltd.	54,009	208,834
China Mobile Ltd.	527,113	7,084,551
China Netcom Group Corp. Ltd.	251,504	685,411
China Overseas Land & Investment Ltd.	118,026	186,482
China Power International Development Ltd.	218,000	60,948
China Resources Enterprise, Ltd.	72,009	205,477
China Resources Power Holdings Co., Ltd.	74,017	180,357
China Travel International Investment Hong Kong Ltd.	116,052	31,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
China Unicom Ltd.	256,047	$475,484
Chong Hing Bank Ltd.	32,000	76,086
CITIC Pacific Ltd.	136,026	501,542
CLP Holdings Ltd.	179,531	1,538,024
CNOOC Ltd.	1,430,140	2,461,378
Cross-Harbour Holdings Ltd.	4,000	3,545
Dah Sing Banking Group Ltd.	50,404	89,464
Dah Sing Financial Holdings Ltd.	15,600	125,841
Denway Motors Ltd.	340,052	131,268
Fubon Bank (Hong Kong) Ltd.	12,000	9,757
Guangdong Investment Ltd.	264,039	107,005
Guangzhou Investment Co., Ltd.	136,022	20,584
Hang Seng Bank Ltd.	108,327	2,285,335
Hong Kong & China Gas Co., Ltd. (The)	150,539	357,937
Hong Kong Aircraft Engineering Co., Ltd.	6,799	104,721
Hong Kong Exchanges and Clearing Ltd.	51,404	751,535
Hongkong & Shanghai Hotels Ltd. (The)	88,506	133,937
HongKong Electric Holdings Ltd.	161,525	966,360
Hopewell Holdings Ltd.	57,006	202,511
Hutchison Whampoa Ltd.	135,000	1,360,830
Industrial & Commercial Bank of China Ltd.	62,015	167,416
Lenovo Group Ltd.	170,000	115,115
MTR Corp.	141,530	445,602
New World Development Ltd.	136,022	277,017
Next Media Ltd.	268,000	102,767
PCCW Ltd.	400,054	242,163
Shanghai Industrial Holdings Ltd.	39,006	114,555
Shaw Brothers (Hong Kong) Ltd.	47,006	140,461
Shenzhen Investment Ltd.	420,000	151,357
Shun TAK Holdings Ltd.	76,004	71,155
Sino Land Co. Ltd.	180,022	357,853
Sun Hung Kai Properties Ltd.	73,000	990,503
Techtronic Industries Co.	24,000	20,222
Television Broadcasts Ltd.	17,002	98,121
Tianjin Development Holdings Ltd.	24,000	15,236
Vitasoy International Holdings Ltd.	122,000	57,891
Wharf (Holdings) Ltd. (The)	95,017	397,861
Wing Hang Bank Ltd.	16,002	211,993
Wing Lung Bank Ltd.	1,204	23,609

Total Hong Kong		28,218,359

New Zealand—2.6%
Air New Zealand Ltd.	296,645	246,096
Auckland International Airport Ltd.	133,367	197,936
Contact Energy Ltd.	39,165	238,170
Fisher & Paykel Appliances Holdings Ltd.	37,725	56,851
Fisher & Paykel Healthcare Corp.	22,899	40,957
Fletcher Building Ltd.	69,822	337,449
Freightways Ltd.	16,201	36,375
Infratil Ltd.	36,267	50,513
Mainfreight Ltd.	7,185	35,545
New Zealand Refining Co., Ltd. (The)	53,965	297,777
Northern Crest Investments Ltd.	119,726	10,341
Nuplex Industries Ltd.	16,813	69,100
PGG Wrightson Ltd.	27,741	52,784
Port of Tauranga Ltd.	12,662	63,123
Pumpkin Patch Ltd.	89,542	97,455
Ryman Healthcare Ltd.	28,132	34,044
Sky City Entertainment Group Ltd.	40,648	94,668
Sky Network Television Ltd.	9,670	30,323
Telecom Corp. of New Zealand Ltd.	378,583	1,028,658
Tower Ltd.	8,717	12,937
TrustPower Ltd.	1,629	9,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Vector Ltd.	123,430	$180,370
Warehouse Group Ltd.	18,100	56,481

Total New Zealand		3,277,177

Singapore—11.7%
Allco Commercial Real Estate Investment Trust	224,000	125,301
Ascott Residence Trust	87,000	68,517
Asia Environment Holdings Ltd.	55,000	19,431
Banyan Tree Holdings Ltd.	49,000	47,606
Cambridge Industrial Trust	104,000	51,286
CapitaLand Ltd.	78,000	327,237
CapitaRetail China Trust	37,000	33,769
CH Offshore Ltd.	12,000	5,653
Chip Eng Seng Corp. Ltd.	65,000	19,137
City Developments Ltd.	23,000	183,844
ComfortDelgro Corp., Ltd.	181,000	199,831
Cosco Corp. (Singapore) Ltd.	46,000	108,343
Creative Technology Ltd.	1,650	7,517
CWT Ltd.	22,000	13,521
DBS Group Holdings Ltd.	104,000	1,443,668
First Real Estate Investment Trust	122,000	64,652
FJ Benjamin Holdings Ltd.	348,000	101,174
Fraser and Neave Ltd.	64,070	213,622
Frasers Centrepoint Trust	56,000	49,049
Guocoland Ltd.(b)	69,000	110,713
Hi-P International Ltd.	133,000	54,330
Ho Bee Investment Ltd	122,000	74,081
Hong Leong Asia Ltd.	34,000	49,799
Hotel Plaza Ltd.	50,000	62,562
Hotel Properties Ltd.	31,000	61,377
HupSteel Ltd.	81,000	18,183
Jardine Cycle & Carriage Ltd.	15,250	190,814
Jaya Holdings Ltd.	68,000	80,079
K1 Ventures Ltd.	264,000	43,720
Keppel Corp. Ltd.	6,000	49,196
Keppel Land Ltd.	32,000	116,822
Keppel Telecommunications & Transportation Ltd.	34,000	134,884
K-REIT Asia	71,000	72,638
KS Energy Services Ltd.	45,000	62,599
Macarthurcook Industrial Real Estate Investment Trust	93,000	61,605
Midas Holdings Ltd.	101,000	66,161
MobileOne Ltd.	91,000	125,919
Neptune Orient Lines Ltd.	87,000	206,830
Orchard Parade Holdings Ltd.	23,000	17,606
Oversea-Chinese Banking Corp. Ltd.	149,000	895,985
Pacific Century Regional Developments Ltd.	218,000	56,159
Parkway Holdings Ltd.	69,000	117,823
Petra Foods Ltd.	50,720	36,771
Raffles Education Corp., Ltd.	92,000	76,517
Rickmers Maritime	107,000	88,993
SBS Transit Ltd.	64,500	103,018
SC Global Developments Ltd.	21,000	18,702
SembCorp Industries Ltd.	68,000	208,207
SembCorp Marine Ltd.	114,800	341,362
SIA Engineering Co., Ltd.	49,000	134,523
Singapore Airlines Ltd.	62,400	675,141
Singapore Airport Terminal Services Ltd.	113,000	184,639
Singapore Exchange Ltd.	74,000	376,359
Singapore Petroleum Co., Ltd.	36,000	174,879
Singapore Post Ltd.	161,000	130,350
Singapore Press Holdings Ltd.	121,000	378,501
Singapore Technologies Engineering Ltd.	133,000	269,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Singapore Telecommunications Ltd.	1,214,450	$3,235,792
SMRT Corp. Ltd.	124,000	169,757
StarHub Ltd.	123,080	258,181
Straits Trading Co., Ltd.	19,000	92,577
Unisteel Technology Ltd.	38,250	53,209
United Engineers Ltd.	25,000	61,090
United Overseas Bank Ltd.	86,000	1,178,611
UOB-Kay Hian Holdings Ltd.	127,000	168,255
Venture Corp., Ltd.	16,000	115,526
WBL Corp., Ltd.	17,000	67,692
Wilmar International Ltd.	6,000	22,346
Wing Tai Holdings Ltd.	83,000	98,355

Total Singapore		14,531,597

TOTAL COMMON STOCKS (Cost: $131,807,458)		122,711,058

MUTUAL FUND—0.0%
Singapore—0.0%
First Ship Lease Trust (Cost: $17,687)	19,000	17,061

TOTAL LONG-TERM INVESTMENTS (Cost: $131,825,145)		122,728,119

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—2.5%
MONEY MARKET FUNDS(d)—2.5%
DWS Money Market Fund, 2.74%	3,018,134	3,018,134
UBS Private Money Market Fund LLC, 2.51%	66,871	66,871

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $3,085,005)(e)		3,085,005

TOTAL INVESTMENTS IN SECURITIES—101.1% (Cost: $134,910,150)(f)		125,813,124
Liabilities in Excess of Foreign Currency and Other Assets—(1.1)%		(1,354,751)

TOTAL NET ASSETS—100.0%		$124,458,373

*	Non-income producing security.
(a)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Security, or portion thereof, was on loan at June 30, 2008.
(c)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2008 these securities amounted to $116,835 or 0.1% of net assets.

(d)	Interest rates shown reflect yields as of June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $2,919,526 and the total market value of the collateral held by the Fund was $3,085,005.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$125,813,124
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$125,813,124

See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	40.2%
Communications	17.0%
Industrials	8.8%
Basic Materials	8.2%
Consumer Staples	7.2%
Consumer Discretionary	5.3%
Energy	5.2%
Utilities	3.5%
Diversified	2.8%
Technology	0.4%
Mutual Fund	0.0	% #
Other	1.4%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.
#	Amount is less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.5%
Australia—88.3%
ABC Learning Centres Ltd.	328,043	$314,806
Alesco Corp., Ltd.	31,695	209,871
AMP Ltd.	264,709	1,699,447
APA Group(a)	101,332	253,805
APN News & Media Ltd.	94,345	269,804
ASX Ltd.	23,802	717,226
Austereo Group Ltd.	45,098	66,432
Australia & New Zealand Banking Group Ltd.	252,985	4,544,784
Australian Wealth Management Ltd.	157,377	195,580
Automotive Holdings Group	27,508	59,396
Babcock & Brown Communities Ltd.	92,231	38,059
Babcock & Brown Infrastructure Group(a)	446,629	291,453
Babcock & Brown Power(a)	377,807	232,040
Becton Property Group(a)	17,752	24,361
Bendigo and Adelaide Bank Ltd.	38,200	400,679
Boral Ltd.	88,192	478,179
Caltex Australia Ltd.	39,796	498,764
Challenger Financial Services Group Ltd.	127,470	231,197
Coffey International Ltd.	19,042	32,710
Commonwealth Bank of Australia	131,771	5,079,656
ConnectEast Group(a)	295,215	243,641
Consolidated Media Holdings Ltd.	171,275	542,401
Corporate Express Australia Ltd.	34,529	174,294
Crane Group Ltd.	14,447	179,678
CSR Ltd.	159,815	375,748
David Jones Ltd.	113,780	306,821
DWS Advanced Business Solutions Ltd.	28,650	28,319
Envestra Ltd. (a)	318,791	195,794
FairFax Media Ltd.	234,089	658,205
Foster’s Group Ltd.	205,482	999,758
Futuris Corp., Ltd.	198,473	209,511
Galileo Japan Trust	51,744	19,862
Goodman Fielder Ltd.	288,618	389,146
Great Southern Plantations Ltd.	91,832	56,842
GUD Holdings Ltd.	22,864	166,097
Gunns Ltd.	84,046	191,958
GWA International Ltd.	75,339	180,748
Hastings Diversified Utilities Fund(a)	81,801	160,926
Hills Industries Ltd.	59,439	181,960
Insurance Australia Group Ltd.	334,725	1,114,629
IOOF Holdings Ltd.	8,809	43,113
Just Group Ltd.	59,864	178,665
Lend Lease Corp. Ltd.	69,670	638,501
Macquarie Airports(a)	338,474	669,121
Macquarie Communications Infrastructure Group(a)	83,047	243,073
Macquarie Group Ltd.	43,196	2,016,275
Macquarie Media Group Ltd. (a)	57,228	162,011
Minara Resources Ltd.	145,717	454,471
National Australia Bank Ltd.	188,446	4,792,315
Oakton Ltd.	12,444	38,572
Octaviar Ltd.	85,869	81,580
Oxiana Ltd.*	410,218	1,027,466
Pacific Brands Ltd.	141,982	241,849
Peet & Co., Ltd.	86,256	172,173
Perilya Ltd.	33,924	24,091
Perpetual Ltd.	9,030	370,629
Photon Group Ltd.	13,847	39,599
Primary Health Care Ltd.	69,089	344,766
Prime Media Group Ltd.	19,604	48,349
Qantas Airways Ltd.	444,960	1,298,096
Salmat Ltd.	17,484	47,148
Service Stream Ltd.	24,013	23,044
Sigma Pharmaceuticals Ltd.(b)	219,147	207,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Skilled Group Ltd.	20,269	$58,353
SMS Managmnet & Technology Ltd.	8,202	29,044
Spark Infrastructure Group(c)	213,171	319,128
Spotless Group Ltd.	63,093	156,817
St.George Bank Ltd.(b)	73,686	1,917,022
STW Communications Group Ltd.	37,579	49,226
Suncorp-Metway Ltd.	148,092	1,853,198
Sunland Group Ltd.	82,962	180,725
TABCORP Holdings Ltd.	103,645	975,731
Tatts Group Ltd.	245,723	554,149
Telstra Corp. Ltd.	1,135,959	4,622,119
Timbercorp Ltd.	63,196	46,394
Transurban Group(a)	214,320	869,993
Trinity Group	36,630	35,152
UXC Ltd.	39,304	36,775
Virgin Blue Holdings Ltd.	340,798	153,712
Wesfarmers Ltd.	68,053	2,435,952
West Australian Newspapers Holdings Ltd.(b)	39,416	298,822
Westpac Banking Corp.	226,011	4,337,827
WHK Group Ltd.	30,741	33,041

Total Australia		54,139,824

Hong Kong—2.1%
Champion Real Estate Investment Trust	656,000	303,710
Henderson Investment Ltd.	2,052,000	194,741
Next Media Ltd.	638,000	244,647
Prosperity Real Estate Investment Trust	162,000	31,164
Regal Real Estate Investment Trust	912,000	188,308
Shenzhen Investment Ltd.	708,000	255,145
Sunlight Real Estate Investment Trust	230,000	56,634

Total Hong Kong		1,274,349

New Zealand—5.5%
Air New Zealand Ltd.	316,437	262,516
Auckland International Airport Ltd.	208,066	308,800
Fisher & Paykel Appliances Holdings Ltd.	113,932	171,693
Fisher & Paykel Healthcare Corp.	116,065	207,592
Fletcher Building Ltd.	98,462	475,865
Freightways Ltd.	19,176	43,055
Nuplex Industries Ltd.	10,368	42,612
PGG Wrightson Ltd.	29,469	56,072
Pumpkin Patch Ltd.	22,736	24,745
Sky City Entertainment Group Ltd.	115,210	268,320
Telecom Corp. of New Zealand Ltd.(b)	432,308	1,174,636
Vector Ltd.	206,881	302,317

Total New Zealand		3,338,223

Singapore—2.6%
Allco Commercial Real Estate Investment Trust	92,000	51,463
Cambridge Industrial Trust	94,000	46,355
ComfortDelgro Corp., Ltd.	290,000	320,171
Jaya Holdings Ltd.	170,000	200,199
Kim Eng Holdings Ltd.	153,000	195,945
Rickmers Maritime	48,000	39,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Singapore Petroleum Co., Ltd.	90,000	$437,199
Stamford Land Corp Ltd.	101,000	46,090
UOB-Kay Hian Holdings Ltd.	195,000	258,345

Total Singapore		1,595,689

TOTAL COMMON STOCKS (Cost: $68,846,921)		60,348,085

SHORT-TERM INVESTMENT—0.7%
MONEY MARKET FUND—0.7%
United States—0.7%
Columbia Cash Reserves Fund, 2.24%(d) (Cost: $453,033)	453,033	453,033

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—4.2%
MONEY MARKET FUNDS(e)—4.2%
DWS Money Market Fund, 2.74%	2,006,045	2,006,045
UBS Private Money Market Fund LLC, 2.51%	558,460	558,460

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $2,564,505)(f)		2,564,505

TOTAL INVESTMENTS IN SECURITIES—103.4% (Cost: $71,864,459)(g)		63,365,623
Liabilities in Excess of Foreign Currency and Other Assets—(3.4)%		(2,069,235)

NET ASSETS—100.0%		$61,296,388

*	Non-income producing security.
(a)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Security, or portion thereof, was on loan at June 30, 2008.
(c)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2008 these securities amounted to $319,128 or 0.5% of net assets.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(e)	Interest rates shown reflect yields as of June 30, 2008.
(f)	At June 30, 2008, the total market value of the Fund’s securities on loan was $2,424,100 and the total market value of the collateral held by the Fund was $2,564,505.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$63,365,623
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$63,365,623

See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	53.6%
Communications	13.2%
Industrials	10.2%
Consumer Discretionary	8.0%
Consumer Staples	6.8%
Basic Materials	2.9%
Energy	1.9%
Utilities	1.7%
Technology	0.2%
Other	1.5%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.6%
Australia—7.2%
AMP Ltd.	40,706	$261,335
Australia & New Zealand Banking Group Ltd.	59,994	1,077,771
BHP Billiton Ltd.	29,863	1,252,355
Commonwealth Bank of Australia	39,762	1,532,790
Leighton Holdings Ltd.	1,272	62,071
Macquarie Group Ltd.(a)	6,979	325,761
National Australia Bank Ltd.	46,558	1,184,003
QBE Insurance Group Ltd.	15,829	340,263
Rio Tinto Ltd.	4,007	521,040
St.George Bank Ltd.	11,285	293,592
Suncorp-Metway Ltd.	29,559	369,896
Telstra Corp. Ltd.	367,396	1,494,903
Wesfarmers Ltd.	6,562	234,886
Westpac Banking Corp.	52,210	1,002,066
Woodside Petroleum Ltd.	5,365	347,525
Woolworths Ltd.	21,650	507,983

Total Australia		10,808,240

Austria—0.4%
Bank Austria Creditanstalt AG	1,715	349,648
Erste Bank der oesterreichischen Sparkassen AG	1,140	71,019
OMV AG	1,797	141,167
Raiffeisen International Bank Holding AG	336	42,970

Total Austria		604,804

Belgium—1.9%
Belgacom S.A.	10,164	438,781
Dexia N.V.	29,016	464,476
Fortis N.V.	66,051	1,057,317
InBev N.V.	4,563	316,901
KBC Groep N.V.	5,065	562,841

Total Belgium		2,840,316

Denmark—0.4%
Danske Bank A/S	8,886	257,187
Novo-Nordisk A/S Class B	5,784	378,802

Total Denmark		635,989

Finland—1.4%
Fortum Oyj	14,742	749,295
Nokia Oyj	45,382	1,107,560
Sampo Oyj Class A	11,547	291,996

Total Finland		2,148,851

France—17.1%
Accor S.A.	3,328	222,479
Air Liquide S.A.	3,237	427,742
AXA S.A.	52,897	1,571,828
BNP Paribas	23,922	2,168,700
Bouygues S.A.	4,369	290,212
Carrefour S.A.	7,885	446,739
Christian Dior S.A.	1,691	174,509
Cie de Saint-Gobain S.A.	7,006	438,662
CNP Assurances S.A.	2,868	324,260
Compagnie Generale des Etablissements Michelin Class B	3,039	218,529
Credit Agricole S.A.	85,461	1,747,732
Electricite de France	10,836	1,030,164
France Telecom S.A.	62,759	1,850,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Gaz de France	10,010	$643,783
Groupe Danone	5,626	395,336
Hermes International	172	27,099
Lafarge S.A.	1,843	282,795
L’Oreal S.A.	6,492	706,787
LVMH Moet Hennessy Louis Vuitton S.A.	5,051	529,850
Natixis	32,505	361,053
Peugeot S.A.	5,061	275,018
PPR	3,159	351,885
Renault S.A.	8,909	731,306
Sanofi-Aventis	23,180	1,549,597
Schneider Electric S.A.	4,065	439,420
Societe Generale	5,174	450,718
Suez S.A.	24,797	1,689,340
TOTAL S.A.	48,526	4,143,868
Vallourec	775	272,185
Veolia Environnement S.A.	3,845	215,846
VINCI S.A.	7,598	466,870
Vivendi S.A.	28,785	1,092,988

Total France		25,537,344

Germany—9.0%
Allianz SE	5,629	992,415
BASF AG	14,924	1,030,362
Bayer AG	8,602	724,537
Bayerische Motoren Werke AG	4,501	216,647
Commerzbank AG	9,637	286,059
Continental AG	1,191	122,478
DaimlerChrysler AG	12,784	791,171
Deutsche Bank AG	10,543	911,115
Deutsche Boerse AG	1,941	219,238
Deutsche Post AG	18,995	496,798
Deutsche Postbank AG	506	44,453
Deutsche Telekom AG	116,654	1,911,460
E.ON AG	9,378	1,893,481
MAN AG	1,031	114,536
Merck KGAA	1,188	169,001
Metro AG	150	9,581
Muenchener Rueckversicherungs-Gesellshaft AG	3,301	578,651
RWE AG	7,156	904,564
SAP AG	4,300	225,332
Siemens AG	7,900	877,752
ThyssenKrupp AG	6,504	408,665
Volkswagen AG	1,676	483,973

Total Germany		13,412,269

Hong Kong—3.7%
BOC Hong Kong (Holdings) Ltd.	225,471	597,115
Cheung Kong (Holdings) Ltd.	23,786	320,606
China Mobile Ltd.	129,419	1,739,429
China Netcom Group Corp. (Hong Kong) Ltd.	28,500	77,670
China Unicom Ltd.	96,110	178,478
CLP Holdings Ltd.	40,110	343,618
CNOOC Ltd.	309,529	532,723
Hang Seng Bank Ltd.	42,495	896,502
Hong Kong & China Gas Co., Ltd. (The)	722	1,717
Hong Kong Exchanges and Clearing Ltd.	1,300	19,006
Hutchison Whampoa Ltd.	50,110	505,120
Sun Hung Kai Properties Ltd.	27,442	372,348

Total Hong Kong		5,584,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Ireland—0.4%
Allied Irish Banks PLC	28,697	$443,048
CRH PLC	3,171	93,426

Total Ireland		536,474

Italy—7.6%
Assicurazioni Generali SpA	11,832	454,303
Atlantia SpA	3,624	109,799
Banca Monte dei Paschi di Siena SpA	273,388	774,895
Enel SpA	197,723	1,881,596
Eni SpA	83,673	3,124,395
Fiat SpA	6,523	106,987
Intesa Sanpaolo SpA	343,589	1,963,717
Mediobanca SpA	26,619	452,947
Telecom Italia SpA	413,254	833,411
UniCredit SpA	215,966	1,322,781
Unione di Banche Italiane SCPA	14,362	336,932

Total Italy		11,361,763

Japan—7.4%
Asahi Glass Co., Ltd.	2,000	24,225
Astellas Pharma, Inc.	4,900	208,009
Bridgestone Corp.	8,900	136,264
Canon, Inc.	8,200	422,358
Daiichi Sankyo Co., Ltd.	7,300	201,429
DENSO Corp.	7,700	265,129
Fanuc Ltd.	2,300	224,999
Fujitsu Ltd.	15,000	111,504
Hitachi Ltd.	25,000	180,652
Honda Motor Co., Ltd.	6,200	211,141
Japan Tobacco, Inc.	29	123,928
JFE Holdings, Inc.	3,600	181,690
Kansai Electric Power Co., Inc. (The)	5,000	117,211
Kao Corp.	4,000	105,089
KDDI Corp.	56	346,550
Komatsu Ltd.	7,700	215,009
Matsushita Electric Industrial Co., Ltd.	7,000	151,219
Mitsubishi Corp.	8,100	267,440
Mitsubishi Electric Corp.	23,000	248,432
Mitsubishi Estate Co., Ltd.	3,220	73,814
Mitsubishi Heavy Industries Ltd.	14,000	66,827
Mitsubishi UFJ Financial Group, Inc.	25,600	227,250
Mitsui & Co., Ltd.	7,000	154,851
Mitsui Fudosan Co., Ltd.	1,220	26,125
Mitsui O.S.K. Lines Ltd.	5,000	71,365
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,800	269,308
Mizuho Financial Group, Inc.	66	308,816
Nippon Steel Corp.	70,000	379,699
Nippon Telegraph & Telephone Corp.	165	809,396
Nissan Motor Co., Ltd.	38,800	321,000
Nomura Holdings, Inc.	25,700	381,360
NTT DoCoMo, Inc.	178	261,950
Seven & I Holdings Co., Ltd.	12,500	357,294
Sharp Corp.	3,000	48,932
SOFTBANK CORP.	8,600	145,220
Sony Corp.	2,400	105,052
Sumitomo Corp.	10,000	131,598
Sumitomo Metal Industries Ltd.	45,000	198,245
Sumitomo Mitsui Financial Group, Inc.	25	188,435
Sumitomo Trust & Banking Co., Ltd. (The)	8,000	55,997
Suzuki Motor Corp.	2,600	61,563
T&D Holdings, Inc.	1,100	67,761
Takeda Pharmaceutical Co., Ltd.	9,900	504,316
Tokio Marine Holdings, Inc.	2,500	97,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Tokyo Electric Power Co., Inc. (The)	7,600	$195,727
Toshiba Corp.	25,000	184,661
Toyota Motor Corp.	32,200	1,521,834
Yahoo Japan Corp.	252	97,229

Total Japan		11,055,540

Netherlands—3.1%
AEGON N.V.	38,045	504,290
Akzo Nobel N.V.	3,774	259,608
European Aeronautic Defence & Space Co. EADS N.V.(a)	6,379	121,007
Heineken N.V.	1,215	62,061
ING Groep N.V.	44,843	1,431,064
Koninklijke KPN N.V	50,677	870,301
Koninklijke Philips Electronics N.V.	11,225	382,185
TNT N.V.	4,867	166,553
Unilever N.V. CVA	28,191	800,826

Total Netherlands		4,597,895

Norway—1.1%
DnB NOR ASA	33,957	432,008
Norsk Hydro ASA	15,026	219,485
Orkla ASA	5,365	68,887
Statoil ASA	25,245	941,214

Total Norway		1,661,594

Portugal—0.1%
EDP—Energias de Portugal, S.A.	15,990	83,515

Singapore—1.2%
DBS Group Holdings Ltd.	27,000	374,799
Oversea-Chinese Banking Corp. Ltd.	78,000	469,039
Singapore Telecommunications Ltd.	225,500	600,824
United Overseas Bank Ltd.	26,000	356,324

Total Singapore		1,800,986

Spain—6.0%
Abertis Infraestructuras S.A.	7,090	168,342
Acciona S.A.	121	28,758
ACS, Actividades de Construccion y Servicios, S.A.	2,313	116,288
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	62,516	1,198,710
Banco Popular Espanol, S.A.	19,744	273,436
Banco Santander Central Hispano, S.A.	137,807	2,533,812
Cia Espanola De Petroleos, S.A.	728	80,864
Endesa S.A.	13,864	675,836
Gas Natural SDG, S.A.	6,400	373,494
IBERDROLA, S.A.	57,268	767,845
Inditex S.A.	2,759	127,192
Repsol YPF, S.A.	14,186	559,439
Telefonica, S.A.	66,078	1,757,363
Union Fenosa, S.A.	5,080	296,300

Total Spain		8,957,679

Sweden—2.4%
AB Volvo Class B	30,750	378,282
Atlas Copco AB Class A	25,599	377,686
H&M Hennes & Mauritz AB Class B	12,521	679,612
Nordea Bank AB	50,110	692,252
Sandvik AB	10,200	139,892
Skandinaviska Enskilda Banken AB	7,499	139,624
Svenska Handelsbanken AB Class A	13,221	315,395
Telefonaktiebolaget LM Ericsson Class B	35,111	366,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
TeliaSonera AB	54,400	$403,341

Total Sweden		3,492,641

Switzerland—4.5%
Compagnie Financiere Richemont S.A. Class A	2,754	153,841
Credit Suisse Group	20,509	944,308
Holcim Ltd.	232	18,847
Julius Baer Holdings AG	560	37,934
Nestle S.A.	38,940	1,764,648
Novartis AG	25,966	1,433,917
Roche Holding AG	4,511	814,867
Swiss Reinsurance Co.	9,117	609,083
Swisscom AG	617	206,404
Zurich Financial Services AG	2,886	740,908

Total Switzerland		6,724,757

United Kingdom—23.7%
Anglo American PLC	13,626	956,172
AstraZeneca PLC	29,697	1,265,953
Aviva PLC	16,092	160,448
BAE SYSTEMS PLC	43,394	382,145
Barclays PLC	208,076	1,207,108
BHP Billiton PLC	16,352	624,824
BP PLC	270,975	3,145,353
British American Tobacco PLC	31,573	1,092,700
British Sky Broadcasting PLC	19,045	178,899
BT Group PLC	210,150	836,041
Cadbury PLC	15,311	192,730
Centrica PLC	65,623	405,185
Compass Group PLC	43,128	325,729
Diageo PLC	51,106	939,787
GlaxoSmithKline PLC	95,785	2,121,673
HBOS PLC	195,326	1,072,889
HSBC Holdings PLC	268,660	4,147,730
Imperial Tobacco Group PLC	9,118	339,515
Legal & General Group PLC	110,868	221,085
Lloyds TSB Group PLC	199,689	1,234,954
Man Group PLC	21,077	261,745
National Grid PLC	66,286	871,325
Prudential PLC	33,962	360,252
Reckitt Benckiser Group PLC	741	37,531
Reed Elsevier PLC	16,091	184,455
Rio Tinto PLC	4,904	586,460
Royal Bank of Scotland Group PLC	700,007	2,995,204
Royal Dutch Shell PLC Class A	44,796	1,839,179
Royal Dutch Shell PLC Class B	34,288	1,378,412
SABMiller PLC	15,750	361,093
Scottish & Southern Energy PLC	12,023	335,704
Standard Chartered PLC	17,756	505,320
Tesco PLC	97,201	714,390
Unilever PLC	25,207	716,868
Vodafone Group PLC	1,026,120	3,045,839
WPP Group PLC	14,998	144,540
Xstrata PLC	2,854	228,559

Total United Kingdom		35,417,796

TOTAL COMMON STOCKS (Cost: $154,636,805)		147,262,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.0%
Barclays PLC Sub Shares, expiring 7/17/08	44,587	$8,430
HBOS PLC, expiring 7/18/08	78,130	16,715

TOTAL RIGHTS (Cost: $0)		25,145

TOTAL LONG-TERM INVESTMENTS (Cost: $154,636,805)		147,287,930

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States—0.1%
Columbia Cash Reserves Fund, 2.24%(b)
(Cost: $159,604)	159,604	159,604

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—0.2%
MONEY MARKET FUNDS(c)—0.2%
DWS Money Market Fund, 2.74%	132,574	132,574
UBS Private Money Market Fund LLC, 2.51%	179,671	179,671

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $312,245)(d)		312,245

TOTAL INVESTMENTS IN SECURITIES—98.9% (Cost: $155,108,654)(e)		147,759,779
Cash, Foreign Currency and Other Assets in Excess of Liabilities—1.1%		1,677,293

NET ASSETS—100.0%		$149,437,072

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $297,050 and the total market value of the collateral held by the Fund was $312,245.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International LargeCap Dividend Fund

June 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$147,410,131
Level 2—Other Significant Observable Inputs	349,648
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$147,759,779

See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	34.8%
Communications	14.0%
Consumer Staples	12.6%
Energy	10.9%
Utilities	9.0%
Consumer Discretionary	5.7%
Basic Materials	5.2%
Industrials	5.1%
Diversified	0.7%
Technology	0.5%
Other	1.5%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.6%
Australia—15.8%
AMP Ltd.	766,021	$4,917,898
Australia & New Zealand Banking Group Ltd.	295,253	5,304,114
Commonwealth Bank of Australia	136,942	5,278,994
Macquarie Group Ltd.(a)	107,438	5,014,922
National Australia Bank Ltd.	196,545	4,998,280
QBE Insurance Group Ltd.	173,625	3,732,269
St.George Bank Ltd.	164,145	4,270,413
Suncorp-Metway Ltd.	467,164	5,846,011
Telstra Corp. Ltd.	1,183,280	4,814,664
Wesfarmers Ltd.	124,531	4,457,579
Westpac Banking Corp.	259,953	4,989,276
Woolworths Ltd.	109,848	2,577,411

Total Australia		56,201,831

Belgium—4.5%
Belgacom S.A.	100,770	4,350,248
Dexia N.V.	174,902	2,799,759
Fortis N.V.	220,552	3,530,506
InBev N.V.	39,710	2,757,869
KBC Groep N.V.	24,496	2,722,082

Total Belgium		16,160,464

Denmark—0.8%
Danske Bank A/S	100,266	2,901,994

Finland—1.1%
Sampo Oyj Class A	153,199	3,874,032

France—17.8%
Accor S.A.	37,811	2,527,688
Air Liquide S.A	1,631	215,523
AXA S.A.	130,873	3,888,875
BNP Paribas	43,347	3,929,715
Cie de Saint-Gobain S.A.	47,284	2,960,563
CNP Assurances S.A.	23,825	2,693,689
Credit Agricole S.A.	311,528	6,370,947
France Telecom S.A.	177,209	5,223,862
Lafarge S.A.	16,852	2,585,818
Natixis	276,049	3,066,249
Peugeot S.A.	52,183	2,835,662
PPR S.A.	27,786	3,095,121
Renault S.A.	54,432	4,468,113
Sanofi-Aventis S.A.	53,553	3,580,050
Schneider Electric S.A.	27,795	3,004,597
TOTAL S.A.	37,682	3,217,847
Vallourec	9,456	3,321,002
VINCI S.A.	39,732	2,441,390
Vivendi S.A.	102,456	3,890,332

Total France		63,317,043

Germany—6.4%
Allianz SE	15,124	2,666,422
BASF AG	34,946	2,412,692
Commerzbank AG	82,513	2,449,263
DaimlerChrysler AG	35,180	2,177,206
Deutsche Bank AG	39,016	3,371,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Deutsche Post AG	93,276	$2,439,553
Deutsche Telekom AG	280,488	4,595,998
Muenchener Rueckversicherungs-Gesellshaft AG	15,002	2,629,786

Total Germany		22,742,640

Greece—3.2%
Alpha Bank A.E.	84,719	2,562,797
EFG Eurobank Ergasias S.A.	105,974	2,521,207
Hellenic Telecommunications Organization S.A.	94,436	2,380,618
OPAP S.A.	109,961	3,842,664

Total Greece		11,307,286

Hong Kong—2.4%
BOC Hong Kong (Holdings) Ltd.	1,104,132	2,924,075
CLP Holdings Ltd.	339,053	2,904,634
HongKong Electric Holdings Ltd.	425,500	2,545,650

Total Hong Kong		8,374,359

Ireland—1.0%
Allied Irish Banks PLC	224,765	3,470,105

Italy—10.1%
Banca Intesa SpA	879,678	5,027,630
Banca Monte dei Paschi di Siena SpA	2,297,410	6,511,812
Enel SpA	398,576	3,792,977
Eni SpA	80,861	3,019,393
Mediobanca SpA	201,233	3,424,169
Snam Rete Gas SpA	553,214	3,784,994
Telecom Italia SpA	1,727,704	3,484,268
UniCredito Italiano SpA	577,463	3,536,932
Unione di Banche Italiane SCPA	146,673	3,440,940

Total Italy		36,023,115

Japan—0.7%
Nissan Motor Co., Ltd.	301,400	2,493,541

Netherlands—2.7%
AEGON N.V.	273,907	3,630,665
ING Groep N.V.	106,990	3,414,347
Koninklijke KPN N.V.	160,067	2,748,910

Total Netherlands		9,793,922

Norway—1.0%
DnB NOR ASA	269,016	3,422,481

Singapore—1.7%
DBS Group Holdings Ltd.	178,000	2,470,894
Singapore Telecommunications Ltd.(a)	1,329,500	3,542,332

Total Singapore		6,013,226

Spain—3.8%
ACS, Actividades de Construccion y Servicios, S.A.	51,378	2,583,070
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	149,117	2,859,235
Banco Popular Espanol, S.A.	182,644	2,529,452
Banco Santander Central Hispano, S.A.	159,533	2,933,280
Telefonica, S.A.	92,559	2,461,633

Total Spain		13,366,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sweden—3.8%
AB Volvo Class B	235,635	$2,898,749
H&M Hennes & Mauritz AB Class B	47,800	2,594,479
Nordea Bank AB	197,293	2,725,535
Skandinaviska Enskilda Banken AB	136,300	2,537,774
Svenska Handelsbanken AB Class A	121,320	2,894,166

Total Sweden		13,650,703

Switzerland—3.2%
Credit Suisse Group AG	60,115	2,767,910
Schweizerische Rueckversicherungs-Gesellschaft AG	42,799	2,859,289
Swisscom AG	8,946	2,992,686
Zurich Financial Services AG	11,263	2,891,493

Total Switzerland		11,511,378

United Kingdom—18.6%
AstraZeneca PLC	70,297	2,996,690
Aviva PLC	318,122	3,171,882
Barclays PLC	925,613	5,369,744
BP PLC	238,426	2,767,540
British Energy Group PLC	189,762	2,690,789
BT Group PLC	1,144,538	4,553,324
Centrica PLC	496,083	3,063,033
GlaxoSmithKline PLC	152,852	3,385,726
HBOS PLC	1,226,361	6,736,170
HSBC Holdings PLC	231,873	3,579,790
Legal & General Group PLC	1,555,055	3,100,980
Lloyds TSB Group PLC	938,612	5,804,740
Man Group PLC	206,674	2,566,587
National Grid PLC	216,074	2,840,278
Royal Bank of Scotland Group (The) PLC	1,799,205	7,698,475
Scottish & Southern Energy PLC	100,997	2,820,017
Vodafone Group PLC	1,065,532	3,162,826

Total United Kingdom		66,308,591

TOTAL COMMON STOCKS (Cost: $406,409,643)		350,933,381

RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC, expiring 7/17/08	198,345	37,500
HBOS PLC, expiring 7/18/08	490,544	104,947

TOTAL RIGHTS (Cost: $0)		142,447

TOTAL LONG-TERM INVESTMENTS (Cost: $406,409,643)		351,075,828

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States—0.0%
Columbia Cash Reserves Fund, 2.24%(b) (Cost: $37,109)	37,109	37,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(conluded)

WisdomTree International Dividend Top 100SM Fund

June 30, 2008

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.0%
MONEY MARKET FUND(c)—1.0%
UBS Private Money Market Fund LLC, 2.51% (Cost: $3,578,747)(d)	3,578,747	$3,578,747

TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost: $410,025,499)(e)		354,691,684
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.4%		1,212,140

NET ASSETS—100.0%		$355,903,824

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $3,401,843 and the total market value of the collateral held by the Fund was $3,578,747.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$354,691,684
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$354,691,684

See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100SM Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	56.4%
Communications	13.5%
Industrials	7.5%
Utilities	6.9%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Energy	2.5%
Basic Materials	0.7%
Other	1.4%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—97.2%
Australia—12.8%
AGL Energy Ltd.	18,916	$259,584
Alumina Ltd.	119,869	545,253
Amcor Ltd.	119,162	577,487
Aristocrat Leisure Ltd.(a)	50,644	312,015
ASX Ltd.	23,923	720,872
AXA Asia Pacific Holdings Ltd.	142,523	640,094
Babcock & Brown Infrastructure Group(b)	97,581	63,678
Babcock & Brown Ltd.	58,306	419,650
Bendigo and Adelaide Bank Ltd.	29,469	309,099
Billabong International Ltd.	20,864	216,239
BlueScope Steel Ltd.	118,486	1,289,415
Boral Ltd.	119,892	650,057
Brambles Ltd.	92,881	778,133
Caltex Australia Ltd.	38,342	480,541
Coca-Cola Amatil Ltd.	120,718	812,087
Cochlear Ltd.	2,142	89,726
Computershare Ltd.	70,950	627,083
Consolidated Media Holdings Ltd.	111,350	352,628
Crown Ltd.	5,283	47,099
CSR Ltd.	94,379	221,898
Energy Resources of Australia Ltd.	3,930	86,667
FairFax Media Ltd.(a)	220,715	620,601
Foster’s Group Ltd.	301,545	1,467,143
Harvey Norman Holdings Ltd.	167,725	497,358
Incitec Pivot Ltd.	2,928	519,823
Insurance Australia Group Ltd.	393,877	1,311,604
Lend Lease Corp. Ltd.	70,869	649,490
Lion Nathan Ltd.	87,414	717,232
Macquarie Airports(b)	250,626	495,457
Macquarie Infrastructure Group(b)	37,683	83,897
Metcash Ltd.	55,037	195,420
OneSteel Ltd.	46,313	330,665
Orica Ltd.	30,928	869,625
Origin Energy Ltd.	56,697	877,077
Oxiana Ltd.(a)	104,590	263,972
Oxiana Ltd.*	536,246	1,343,127
Qantas Airways Ltd.	502,455	1,465,829
Santos Ltd.	50,465	1,038,796
Sims Group Ltd.	16,961	678,572
Sonic Healthcare Ltd.	25,376	354,323
TABCORP Holdings Ltd.	109,660	1,032,357
Tatts Group Ltd.	241,930	545,595
Toll Holdings Ltd.	79,865	461,387
Transurban Group	161,696	656,375
WorleyParsons Ltd.	11,316	411,137

Total Australia		26,386,167

Austria—1.2%
Andritz AG	3,012	190,060
EVN AG	1,200	41,595
Flughafen Wien AG	293	27,975
Immofinanz AG	53,556	552,690
Oesterreichische Post AG	5,746	219,085
Telekom Austria AG	36,619	795,038
UNIQA Versicherungen AG	2,861	81,543
Vienne Insurance Group	3,100	204,844
Wienerberger AG	10,750	451,714

Total Austria		2,564,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Belgium—1.7%
Bekaert S.A.	1,261	$194,803
Compagnie Maritime Belge S.A.	5,903	359,091
Delhaize Group	8,460	569,821
Groep Colruyt S.A.	1,510	399,257
Mobistar S.A.	7,990	647,686
Solvay S.A.	5,979	782,726
UCB S.A.	9,249	342,521
Umicore	5,247	259,581

Total Belgium		3,555,486

Denmark—1.6%
Carlsberg A/S Class B	1,550	149,811
Coloplast A/S Class B	1,514	132,099
D/S Norden	2,025	218,181
Danisco A/S	3,174	204,182
FLSmidth & Co. A/S	1,341	147,318
H. Lundbeck A/S	10,592	241,671
Novozymes A/S Class B	1,650	149,194
Sydbank A/S	3,250	123,932
TrygVesta A/S(a)	14,866	1,052,110
Wacker Chemie AG	3,714	776,857

Total Denmark		3,195,355

Finland—3.8%
Cargotec Corp. Class B	3,825	133,245
Elisa Oyj	14,710	308,941
Kesko Oyj Class B	5,671	183,792
Kone Oyj Class B	12,437	437,755
Metso Oyj	15,828	722,448
Neste Oil Oyj	33,025	974,049
Nokian Renkaat Oyj	4,203	201,972
Outokumpu Oyj	20,231	709,218
Pohjola Bank PLC Class A	26,157	454,153
Rautaruukki Oyj	21,979	1,006,319
Sanoma-WSOY Oyj(a)	18,560	411,438
Stora Enso Oyj Class R	68,990	647,835
UPM-Kymmene Oyj	54,002	884,862
Wartsila Oyj Class B	6,905	434,623
YIT Oyj	9,542	240,242

Total Finland		7,750,892

France—8.7%
Aeroports de Paris	3,127	292,846
Air France-KLM	27,413	658,224
Capgemini S.A.	6,141	362,249
Casino Guichard Perrachon S.A.	12,741	1,445,334
Ciments Francais	2,053	336,690
Clarins	4,838	333,256
Dassault Systemes S.A.	763	46,547
Etablissements Maurel et Prom(a)	13,949	329,440
Euler Hermes S.A.	8,913	663,526
Fonciere Des Regions	4,253	521,323
ICADE	2,928	341,977
Iliad S.A.	337	32,781
Imerys S.A.	5,466	396,236
Ipsen	9,506	486,758
JC Decaux S.A.	9,385	239,394
Klepierre	19,124	964,186
Lagardere SCA	8,056	459,092
Legrand S.A.	20,555	518,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
M6-Metropole Television	34,940	$758,585
Neopost S.A.	3,836	406,204
Nexans S.A.	1,200	148,171
PagesJaunes Groupe(a)	85,331	1,257,044
Publicis Groupe S.A.	18,315	593,861
Rallye S.A.	2,361	138,937
Remy Cointreau S.A.	5,573	304,948
Sa des Ciments Vicat	1,771	139,766
SCOR SE	16,243	372,615
SEB S.A.	1,965	115,448
Societe BIC S.A.	8,405	439,651
Societe Des Autoroutes Paris-Rhin-Rhone	14,161	1,344,929
Societe Fonciere Financiere et de Participations FFP	1,336	125,623
Societe Immobiliere de Location pour l’Industrie et le Commerce *	1,370	172,249
Societe Television Francaise 1	39,010	653,343
Technip S.A.	7,692	712,484
Thales S.A.	14,626	834,193
Valeo S.A.	11,809	379,556
Wendel Investissement	3,234	329,158
Zodiac S.A.	5,557	255,218

Total France		17,910,333

Germany—3.3%
ALTANA AG	21,884	377,549
AMB Generali Holding AG	2,681	486,695
Bilfinger Berger AG	1,878	163,715
Celesio AG	7,621	275,927
Deutsche Lufthansa AG	54,889	1,184,781
Fielmann AG	1,605	117,385
Fraport AG Frankfurt Airport Services Worldwide	5,003	339,735
Fresenius AG	3,059	264,982
Hannover Rueckversicherung AG	15,839	782,344
Henkel AG&Co. KGaA	10,128	380,419
Hochtief AG	3,211	326,868
Hypo Real Estate Holding AG	16,744	471,692
Kloeckner & Co. AG	258	14,788
Rheinmetall AG	2,438	176,349
Salzgitter AG	2,088	382,927
Stada Arzneimittel AG	3,599	258,684
Sudzucker AG	28,770	522,185
United Internet AG	12,125	239,176
Wincor Nixdorf AG	885	61,659

Total Germany		6,827,860

Hong Kong—3.3%
Bank of East Asia Ltd.	157,309	854,387
Cathay Pacific Airways Ltd.(a)	456,000	869,023
China Merchants Holdings International Co., Ltd.	130,321	503,906
China Resources Enterprise, Ltd.	130,162	371,417
China Resources Power Holdings Co., Ltd.	80,321	195,718
CITIC Pacific Ltd.	278,606	1,027,249
Denway Motors Ltd.	440,097	169,888
Guangdong Investment Ltd.	136,808	55,443
Hopewell Holdings Ltd.	110,162	391,344
Lenovo Group Ltd.	314,000	212,623
New World Development Ltd.	210,482	428,660
PCCW Ltd.	574,994	348,059
Shanghai Industrial Holdings Ltd.	41,000	120,411
Shougang Concord International Entertainment Co., Ltd.	178,000	58,211
Sino Land Co.	244,522	486,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Television Broadcasts Ltd.	35,074	$202,416
Wing Hang Bank Ltd.	31,259	414,117

Total Hong Kong		6,708,940

Ireland—1.5%
Anglo Irish Bank Corp. PLC	41,558	396,134
Bank of Ireland	177,604	1,545,469
C&C Group PLC	23,337	127,587
IAWS Group PLC	2,789	69,868
Independent News & Media PLC	146,969	361,229
Irish Life & Permanent PLC	45,222	480,578
Kerry Group PLC Class A	3,697	109,506

Total Ireland		3,090,371

Italy—6.0%
A2A SpA	255,220	935,914
ACEA SpA	22,404	426,760
Alleanza Assicurazioni SpA	130,294	1,415,439
Banca Carige SpA	118,185	418,033
Banca Popolare di Milano S.c.r.l.	48,681	457,128
Banca Popolare di Sondrio S.c.r.l.(a)	22,292	275,709
Benetton Group SpA	33,355	390,728
Bulgari SpA	28,141	284,425
Buzzi Unicem SpA	1,268	31,785
Credito Emiliano SpA	27,085	238,546
ERG SpA	8,051	193,189
Finmeccanica SpA	16,300	428,367
Fondiaria-Sai SpA	10,606	351,584
Geox SpA	27,751	283,107
Hera SpA	93,816	383,572
Ifil Investments SpA	54,908	357,288
Iride SpA	11,929	36,650
Italcementi SpA	13,221	219,968
Lottomatica SpA	9,733	291,208
Luxottica Group SpA	15,366	360,728
Mediaset SpA	205,223	1,353,982
Mediolanum SpA(a)	63,960	266,290
Milano Assicurazioni SpA	73,126	377,325
Parmalat Finanzaria SpA	40,917	107,015
Pirelli & C. SpA	177,141	122,104
Prysmian SpA	9,060	229,676
Societa Cattolica di Assicurazioni S.c.r.l.(a)	10,779	475,520
Societa Iniziative Autostradali e Servizi SpA	4,111	49,614
Terna SpA	283,810	1,202,851
Unipol Gruppo Finanziario SpA	189,806	448,274

Total Italy		12,412,779

Japan—16.4%
Advantest Corp.	3,800	80,119
Aioi Insurance Co., Ltd.	49,000	261,629
Aisin Seiki Co., Ltd.	17,500	574,501
Ajinomoto Co., Inc.	35,000	331,494
All Nippon Airways Co., Ltd.(a)	140,000	524,315
Amada Co., Ltd.	6,000	47,375
Asahi Breweries Ltd.	31,500	588,963
Asahi Kasei Corp.	105,000	550,729
Bank of Yokohama Ltd. (The)	38,000	263,120
Brother Industries Ltd.	1,800	24,774
Casio Computer Co., Ltd.	5,700	65,009
Chiba Bank Ltd. (The)	69,000	484,279
Chiyoda Corp.	7,000	76,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Chugai Pharmaceutical Co., Ltd.	6,670	$106,904
Chugoku Bank Ltd. (The)	5,000	72,732
Chugoku Electric Power Co., Inc. (The)	25,000	534,173
Citizen Holdings Co., Ltd.	8,600	65,633
Cosmo Oil Co., Ltd.	68,000	246,328
Dai Nippon Printing Co., Ltd.	22,000	324,796
Daido Steel Co., Ltd.	26,000	145,446
Daihatsu Motor Co., Ltd.	5,000	57,356
Dainippon Sumitomo Pharma Co., Ltd.	11,656	94,453
Daito Trust Construction Co., Ltd.	2,600	126,315
Daiwa House Industry Co., Ltd.	35,000	329,513
Eisai Co., Ltd.	11,800	417,433
Electric Power Development Co.	12,800	475,751
Fast Retailing Co., Ltd.	9,400	892,071
Fuji Heavy Industries Ltd.	85,000	416,961
Furukawa Electric Co., Ltd. (The)	1,000	4,349
Gunma Bank Ltd. (The)	17,000	113,381
Hankyu Hanshin Holdings, Inc.	102,000	429,150
Hino Motors Ltd.	81,000	502,788
Hitachi Chemical Co., Ltd.	3,800	78,685
Hitachi Construction Machinery Co., Ltd.	3,700	103,839
Hokkaido Electric Power Co., Inc.	22,700	462,544
Hokuriku Electric Power Co.	12,900	307,273
HOYA Corp.	10,900	252,436
IBIDEN Co., Ltd.	10,300	375,058
IHI Corp.	35,000	70,987
Iyo Bank Ltd. (The)	14,000	164,162
JGC Corp.	1,000	19,716
JS Group Corp.	28,000	445,602
Kajima Corp.	8,000	27,999
Kaneka Corp.	51,000	347,842
Kawasaki Heavy Industries Ltd.	42,000	112,127
Kawasaki Kisen Kaisha Ltd.	5,000	47,026
Keio Corp.	16,000	81,053
Kobe Steel Ltd.	311,000	891,882
Konami Corp.	5,900	206,490
Kubota Corp.	33,000	237,527
Kyushu Electric Power Co., Inc.	13,400	280,628
Lawson, Inc.	6,900	336,522
Leopalace21 Corp.	7,800	111,844
Marui Co., Ltd.	19,700	153,690
Matsushita Electric Works Ltd.	35,000	357,577
Mazda Motor Corp.	6,000	31,187
Mitsubishi Gas Chemical Co., Inc.	12,000	86,713
Mitsubishi Materials Corp.	12,000	51,394
Mitsui Engineering & Shipbuilding Co., Ltd.	28,000	88,751
Mitsumi Electric Co., Ltd.	3,900	87,010
NEC Corp.	44,000	230,782
NGK Insulators Ltd.	2,000	38,960
NGK Spark Plug Co., Ltd.	3,000	34,498
Nikon Corp.	19,000	555,634
Nippon Electric Glass Co., Ltd.	39,500	684,510
Nippon Mining Holdings, Inc.	70,000	439,130
Nippon Oil Corp.	70,000	470,827
Nippon Sheet Glass Co., Ltd.	29,000	143,625
Nippon Yusen K.K.	70,000	674,213
Nishi-Nippon City Bank Ltd. (The)	44,000	131,164
Nisshin Seifun Group, Inc.	12,000	151,012
Nitto Denko Corp.	2,800	107,769
NOK Corp.	21,000	334,399
Nomura Real Estate Holdings, Inc.	1,900	40,149
NSK Ltd.	11,000	96,401
Obayashi Corp.	19,000	86,213
OJI Paper Co., Ltd.	105,000	494,269
Olympus Corp.	21,000	711,193
Oracle Corp. Japan(a)	21,468	876,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Oriental Land Co., Ltd.	1,400	$83,732
Osaka Gas Co., Ltd.	156,000	572,464
Sankyo Co., Ltd.	8,700	567,935
SBI Holdings, Inc.	973	213,316
Secom Co., Ltd.	3,700	180,105
Sega Sammy Holdings, Inc.	18,818	164,383
Seiko Epson Corp.	1,600	44,073
Sekisui Chemical Co., Ltd.	15,000	102,306
Sekisui House, Ltd.	35,000	327,202
Shikoku Electric Power Co., Inc.	5,100	140,484
Shinko Securities Co., Ltd.	43,000	126,966
Shinsei Bank Ltd.	38,000	130,484
Shiseido Co., Ltd.	33,000	756,474
Shizuoka Bank Ltd. (The)	35,000	357,908
Showa Shell Sekiyu K.K.	21,100	231,492
Sojitz Corp.	49,100	163,968
Sompo Japan Insurance, Inc.	17,000	160,049
SUMCO Corp.	12,600	279,326
Sumitomo Chemical Co., Ltd.	44,000	277,685
Sumitomo Heavy Industries Ltd.	20,000	135,654
Sumitomo Metal Mining Co., Ltd.	29,000	445,375
Sumitomo Realty & Development Co., Ltd.	5,000	99,524
Taisei Corp.	15,000	35,800
Taisho Pharmaceutical Co., Ltd.	33,110	615,005
TDK Corp.	3,800	227,989
Teijin Ltd.	12,000	41,206
Terumo Corp.	9,000	460,167
THK Co., Ltd.	2,400	46,639
TOHO Gas Co., Ltd.	19,000	104,316
Tohoku Electric Power Co., Inc.	26,800	584,010
Tokyo Broadcasting System, Inc.	2,400	45,620
Tokyo Electron Ltd.	2,000	115,466
Tokyo Tatemono Co., Ltd.	12,000	77,770
Tokyu Corp.	105,000	545,776
TonenGeneral Sekiyu K.K.(a)	68,104	619,332
Toppan Printing Co., Ltd.	32,000	352,889
Toray Industries, Inc.	41,000	220,075
Toyo Seikan Kaisha Ltd.	20,100	355,336
Toyota Tsusho Corp.	24,500	575,492
Trend Micro, Inc.	6,000	198,104
Yamada Denki Co., Ltd.	6,080	433,610
Yamaguchi Financial Group, Inc.	17,000	235,744
Yamaha Motor Co., Ltd.	21,000	393,632
Yamato Holdings Co., Ltd.	35,000	489,317
Yokogawa Electric Corp.	7,600	69,616

Total Japan		33,751,079

Netherlands—2.7%
ASML Holding N.V.	4,732	116,679
Boskalis Westminster—CVA	5,559	298,226
Corporate Express N.V.	8,196	118,414
Fugro N.V.	3,211	274,456
Heineken Holding N.V.	11,408	523,759
Hunter Douglas N.V.	2,408	145,459
Koninklijke BAM Groep N.V.	21,516	381,031
Koninklijke DSM N.V.	13,829	814,228
Koninklijke Vopak N.V.	3,522	238,888
Randstad Holding N.V.	12,763	446,414
Reed Elsevier N.V.	24,848	419,289
SBM Offshore N.V.	14,035	518,325
SNS Reaal	21,157	411,007
STMicroelectronics N.V.	29,648	309,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Vedior N.V.	10,029	$248,869
Wolters Kluwer N.V.	25,310	591,777

Total Netherlands		5,856,054

New Zealand—1.2%
Contact Energy Ltd.	60,091	365,425
Fletcher Building Ltd.	74,006	357,670
Telecom Corp. of New Zealand Ltd.(a)	678,923	1,844,721

Total New Zealand		2,567,816

Norway—0.6%
Aker ASA Class A	12,357	591,351
Aker Kvaerner ASA	6,762	159,642
Schibsted ASA	6,400	181,567
Storebrand ASA	41,589	308,644

Total Norway		1,241,204

Portugal—1.9%
Banco BPI, S.A.	92,691	384,814
Banco Comercial Portugues, S.A. Class R	165,664	358,891
Banco Espirito Santo, S.A.	45,956	717,543
Brisa-Auto-estradas de Portugal S.A.	49,067	567,437
CIMPOR—Cimentos de Portugal SGPS, S.A.	10,222	68,931
Jeronimo Martins, SGPS, S.A.	24,733	179,838
Portugal Telecom, SGPS, S.A.	81,938	930,792
Sonae SGPS, S.A.	198,600	239,372
Zon Multimedia—Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	55,371	460,626

Total Portugal		3,908,244

Singapore—2.3%
City Developments Ltd.	31,038	248,094
ComfortDelgro Corp., Ltd.	229,338	253,198
Cosco Corp., Ltd.	83,000	195,488
Fraser and Neave Ltd.	104,402	348,096
Jardine Cycle & Carriage Ltd.	12,904	161,460
Keppel Land Ltd.	47,000	171,582
Neptune Orient Lines Ltd./Singapore	137,000	325,698
Olam International Ltd.	57,000	101,947
Parkway Holdings Ltd.	10,000	17,076
SembCorp Industries Ltd.	103,000	315,372
SembCorp Marine Ltd.	177,360	527,387
SIA Engineering Co., Ltd.(a)	42,536	116,777
Singapore Exchange Ltd.	104,000	528,937
Singapore Press Holdings Ltd.	172,148	538,497
Singapore Technologies Engineering Ltd.	211,000	427,078
StarHub Ltd.	198,594	416,585
Yanlord Land Group Ltd.	43,000	58,551

Total Singapore		4,751,823

Spain—5.1%
Acerinox S.A.	12,856	296,335
Antena 3 de Television, S.A.	51,354	419,927
Banco de Valencia S.A.	4,336	213,829
Banco Espanol de Credito, S.A.	54,056	806,540
Banco Guipuzcoano S.A.	1,722	25,774
Banco Pastor S.A.	9,516	134,936
Banco Sabadell S.A.	73,099	618,469
Bankinter, S.A.(a)	23,810	271,225
Bolsas y Mercados Espanoles	10,324	384,690
Cementos Portland Valderrivas, S.A.	1,319	100,167
Cintra, Concesiones de Infraestructuras de Transporte, S.A.	13,608	152,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Ebro Puleva S.A.	25,717	$491,894
Enagas	19,169	543,631
Fomento de Construcciones y Contratas S.A.	15,733	935,504
Gamesa Corp Tecnologica S.A.	8,847	435,172
Gestevision Telecinco, S.A.	67,897	868,638
Grupo Catalana Occidente S.A.	3,077	86,827
Grupo Ferrovial S.A.	3,400	210,632
Iberia Lineas Aereas de Espana	194,405	465,568
Indra Sistemas S.A.	23,102	601,301
Mapfre S.A.	170,004	814,263
Promotora de Informaciones S.A.	10,786	115,558
Red Electrica de Espana, S.A.	7,460	486,011
Sacyr Vallehermoso, S.A.	13,943	427,056
Sociedad General de Aguas de Barcelona S.A. Class A	7,024	215,579
Sol Melia S.A.	872	9,425
Zardoya-Otis S.A.(a)	21,484	446,131

Total Spain		10,577,735

Sweden—5.0%
AB SKF Class B	35,074	551,006
AB Volvo Class A	77,900	922,702
Alfa Laval AB	28,064	437,381
Assa Abloy AB Class B	33,647	488,035
Atlas Copco AB Class B	12,862	171,590
Boliden AB	38,126	311,202
Electrolux AB Series B(a)	28,064	359,236
Hakon Invest AB	10,600	181,502
Hexagon AB Class B	16,948	309,920
Husqvarna AB Class B	17,600	154,338
Industrivarden AB Class A	23,800	360,046
IKinnevik Investment AB Class B	14,031	264,159
L E Lundbergforetagen AB Class B	3,675	183,281
Meda AB Class A	5,548	72,862
Ratos AB Class B	7,161	201,782
Saab AB Class B	3,052	77,120
Scania AB Class A	30,884	453,093
Scania AB Class B	33,284	456,487
Seco Tools Class B	5,400	82,589
Securitas AB Class B	50,357	585,999
Skanska AB Class B	42,083	605,148
SSAB Svenskt Stal AB Series A	13,516	438,149
Svenska Cellulosa Aktiebolaget SCA Class B	53,457	757,597
Swedbank AB Class A	57,000	1,103,926
Swedish Match AB	14,031	288,068
Tele2 AB Class B	11,491	225,413
Telefonaktiebolaget LM Ericsson Class A	20,600	217,460

Total Sweden		10,260,091

Switzerland—2.6%
Adecco S.A.	4,087	203,427
Baloise Holding AG	3,914	413,456
Bank Sarasin & Cie AG Class B	1,906	85,981
Ciba Specialty Chemicals Holding Inc.	14,403	417,413
EFG International AG	3,241	88,932
Geberit AG	1,718	253,838
Givaudan S.A.	420	376,458
Helvetia Holding AG	103	40,220
Kuehne + Nagel International AG	5,203	495,731
Lonza Group AG	1,982	275,721
Nobel Biocare Holding AG	3,673	120,294
Panalpina Welttransport Holding AG	1,508	160,926
Partners Group	1,068	147,733
Sonova Holding AG	1,448	120,406
Schindler Holding AG	2,543	190,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
SGS S.A.	587	$842,523
Straumann Holding AG	315	75,704
Sulzer AG	1,187	151,143
Swatch Group AG (The)	2,824	132,522
Swatch Group AG (The) Class B	710	177,918
Vontobel Holding AG	9,039	309,701

Total Switzerland		5,081,034

United Kingdom—15.5%
Admiral Group PLC	26,868	426,968
Alliance & Leicester PLC	155,274	911,604
AMEC PLC	16,508	292,395
Amlin PLC	132,259	659,354
ARM Holdings PLC	61,180	103,798
Arriva PLC	26,070	355,400
Ashmore Group PLC	47,965	206,665
Balfour Beatty PLC	8,852	74,871
British Airways PLC	48,708	208,655
Bunzl PLC	51,517	671,036
Burberry Group PLC	8,589	77,433
Cable & Wireless PLC	317,655	953,329
Capita Group PLC (The)	73,301	1,002,924
Carnival PLC	24,773	791,296
Carphone Warehouse Group PLC(a)	15,248	60,054
Cobham PLC	30,649	120,650
Daily Mail & General Trust N.V. Class A	33,765	210,832
Drax Group PLC	21,892	321,970
Enterprise Inns PLC	80,585	651,127
Firstgroup PLC	23,738	245,659
Friends Provident PLC	223,506	454,596
GKN PLC	130,079	577,295
Hammerson PLC	15,828	281,138
Hays PLC	66,573	119,904
Home Retail Group PLC	104,263	452,348
ICAP PLC	31,164	336,154
IMI PLC	67,157	583,393
Inchcape PLC	17,256	109,723
Informa PLC	32,413	266,413
Inmarsat PLC	39,474	412,435
Intercontinental Hotels Group PLC	35,639	477,338
Investec PLC	75,253	461,275
ITV PLC	525,430	467,421
J. Sainsbury PLC	91,016	576,463
John Wood Group PLC	8,483	83,484
Johnson Matthey PLC	7,428	272,891
Kingfisher PLC	455,043	1,016,992
Ladbrokes PLC	43,009	219,763
Logica PLC	205,646	442,007
London Stock Exchange Group PLC	11,492	178,392
Lonmin PLC	4,380	278,155
Marks & Spencer Group PLC	161,051	1,052,893
Meggitt PLC	58,766	248,525
Millennium & Copthorne Hotels PLC	27,037	174,875
Mitchells & Butlers PLC	59,107	241,145
Mondi PLC	15,792	93,185
National Express Group PLC	10,065	190,694
Next PLC	29,779	574,571
Northumbrian Water Group PLC	31,521	197,291
Old Mutual PLC	620,145	1,145,320
Pearson PLC	64,177	784,850
Pennon Group PLC	35,220	447,194
Persimmon PLC	95,455	600,304
Punch Taverns PLC	26,974	168,026
Rentokil Initial PLC	214,323	423,336
Rexam PLC	68,125	525,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Royal & Sun Alliance Insurance Group	262,566	$656,317
Sage Group PLC (The)	54,901	228,356
Schroders PLC	12,876	234,214
Severn Trent PLC	16,865	430,960
Smith & Nephew PLC	47,168	520,047
Smiths Group PLC	57,337	1,239,225
St. James’s Place PLC	65,877	287,448
Standard Life PLC	115,826	483,497
Tate & Lyle PLC	44,192	349,596
Thomas Cook Group PLC	16,454	76,625
Thomson Reuters PLC	14,337	383,480
Tomkins PLC	182,549	548,583
TUI Travel PLC	61,669	251,597
Tullow Oil PLC	27,887	530,018
United Business Media PLC	15,360	166,752
United Utilities PLC	51,440	702,792
Weir Group PLC (The)	5,327	99,442
Whitbread PLC	28,604	701,331
William Hill PLC	21,276	135,602
Wolseley PLC	76,105	570,248

Total United Kingdom		31,877,307

TOTAL COMMON STOCKS (Cost: $241,388,569)		200,275,114

PREFERRED STOCKS—1.0%
Italy—1.0%
Intesa Sanpaolo SpA	145,915	756,934
Telecom Italia SpA	857,515	1,391,589

TOTAL PREFERRED STOCKS (Cost: $2,118,805)		2,148,523

TOTAL LONG—TERM INVESTMENTS (Cost: $243,507,374)		202,423,637

SHORT-TERM INVESTMENT—0.6%
MONEY MARKET FUND—0.6%
United States—0.6%
Columbia Cash Reserves Fund, 2.24%(c) (Cost: $1,178,204)	1,178,204	1,178,204

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—4.6%
MONEY MARKET FUNDS(d)—4.6%
DWS Money Market Fund, 2.74%	5,030,223	5,030,223
UBS Private Money Market Fund LLC, 2.51%	4,350,541	4,350,541

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $9,380,764)(e)		9,380,764

TOTAL INVESTMENTS IN SECURITIES—103.4% (Cost: $254,066,342)(f)		212,982,605
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(3.4)%		(6,913,532)

NET ASSETS—100.0%		$206,069,073

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(conluded)

WisdomTree International MidCap Dividend Fund

June 30, 2008

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2008.
(d)	Interest rates shown reflect yields as of June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $8,635,563 and the total market value of the collateral held by the Fund was $9,380,764.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$212,982,605
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$212,982,605

See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Financials	20.0%
Industrials	17.3%
Consumer Discretionary	13.7%
Consumer Staples	13.6%
Communications	10.8%
Basic Materials	9.2%
Utilities	5.2%
Energy	3.9%
Technology	2.6%
Diversified	1.9%
Other	1.8%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.3%
Australia—16.7%
A.B.C. Learning Centres Ltd.(a)	1,771,056	$1,699,593
ABB Grain Ltd.	49,124	391,277
Adelaide Brighton Ltd.	612,472	2,204,093
Aditya Birla Minerals Ltd.	65,494	137,644
Alesco Corp., Ltd.	77,291	511,789
Ansell Ltd.	140,394	1,247,591
APA Group(b)	421,614	1,056,010
APN News & Media Ltd.	418,378	1,196,459
Ausdrill Ltd.	21,622	52,911
Austal Ltd.	81,553	201,134
Austereo Group Ltd.(a)	938,484	1,382,445
Australian Agricultural Co., Ltd.	410,053	1,074,275
Australian Wealth Management Ltd.	512,081	636,387
AWB Ltd.	262,533	607,175
Babcock & Brown Communities Ltd.	967,659	399,304
Babcock & Brown Power(b)	1,297,290	796,764
Babcock & Brown Wind Partners Ltd.(b)	248,833	392,814
Bank of Queensland Ltd.(a)	114,512	1,428,588
Becton Property Group(b)	232,625	319,231
Boom Logistics Ltd.	488,352	330,396
Bradken Ltd.	62,218	513,484
Brickworks Ltd.	3,042	35,031
Cabcharge Australia Ltd.(a)	169,923	1,337,146
Campbell Brothers Ltd.	14,782	387,266
Centennial Coal Co., Ltd.	19,535	104,982
Challenger Financial Services Group Ltd.	618,585	1,121,951
ConnectEast Group(b)	221,784	183,038
Corporate Express Australia Ltd.	250,042	1,262,151
Crane Group Ltd.	130,439	1,622,278
David Jones Ltd.(a)	630,942	1,701,408
Downer EDI Ltd.	269,779	1,778,597
DUET Group(b)	131,084	324,550
DWS Advanced Business Solutions Ltd.	16,406	16,216
Emeco Holdings Ltd.	234,687	240,983
Energy Developments Ltd.	161,456	399,748
Envestra Ltd.(b)	1,131,932	695,205
FKP Property Group(b)	213,517	1,004,017
FlexiGroup Ltd.	1,551,511	617,896
Flight Centre Ltd.	93,147	1,490,106
Funtastic Ltd.	964,920	472,252
Futuris Corp., Ltd.	991,852	1,047,013
Galileo Japan Trust	789,855	303,194
Goodman Fielder Ltd.	981,246	1,323,022
GrainCorp Ltd.	50,550	397,784
GRD Ltd.	68,527	44,060
Great Southern Plantations Ltd.	618,458	382,809
G.U.D Holdings Ltd.	90,596	658,139
Gunns Ltd.	539,915	1,233,148
GWA International Ltd.	608,207	1,459,164
Hastings Diversified Utilities Fund(b)	138,631	272,726
Healthscope Ltd.(a)	96,448	369,300
HFA Holdings Ltd.	249,255	277,469
Hills Industries Ltd.(a)	331,531	1,014,910
Iluka Resources Ltd.(a)	181,720	821,365
Independence Group NL	35,113	171,851
Infomedia Ltd.	1,351,265	479,794
IOOF Holdings Ltd.	45,760	223,959
Iress Market Technology Ltd.(a)	240,694	1,445,947
JB Hi-Fi Ltd.	95,750	961,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Just Group Ltd.	443,316	$1,323,081
Kagara Ltd.	52,837	233,243
Macmahon Holdings Ltd.	284,160	454,036
Macquarie Communications Infrastructure Group(b)	93,751	274,403
McPherson’s Ltd.	52,378	138,227
Minara Resources Ltd.	914,103	2,850,961
Mincor Resources NL	311,341	991,944
Mirvac Real Estate Investment Trust	337,986	201,096
Monadelphous Group Ltd.	98,042	1,236,290
Navitas Ltd.	359,592	721,222
Oakton Ltd.	61,665	191,141
Octaviar Ltd.	495,891	471,123
Pacific Brands Ltd.	838,855	1,428,887
Panoramic Resources Ltd.	47,976	186,002
PaperlinX Ltd.	488,792	804,453
Peet Ltd.	311,841	622,457
Perilya Ltd.	281,175	199,674
Perpetual Ltd.	35,943	1,475,252
Primary Health Care Ltd.(a)	238,331	1,189,314
Ramsay Health Care Ltd.(a)	154,783	1,293,761
Regional Express Holdings Ltd.	130,930	133,186
Reverse Corp., Ltd.	136,568	186,102
Ridley Corp., Ltd.	510,280	570,489
Salmat Ltd.	181,643	489,821
Seek Ltd.(a)	259,566	1,245,462
Seven Network Ltd.	183,839	1,328,450
Sigma Pharmaceuticals Ltd.(a)	1,168,744	1,104,761
Spark Infrastructure Group(c)	775,534	1,161,016
Specialty Fashion Group Ltd.	272,424	222,217
Spotless Group Ltd.	315,031	783,007
Straits Resources Ltd.	64,433	422,938
STW Communications Group Ltd.(a)	525,832	688,799
Sunland Group Ltd.	280,515	611,075
Ten Network Holdings Ltd.(a)	645,818	845,971
Timbercorp Ltd.(a)	361,862	265,654
Transfield Services Ltd.(a)	158,093	1,125,717
Transpacific Industries Group Ltd.	29,448	169,559
Trinity Group	447,534	429,476
United Group Ltd.	158,043	1,867,006
UXC Ltd.	131,575	123,109
VDM Group Ltd.	14,230	18,435
Virgin Blue Holdings Ltd.	1,106,481	499,062
Washington H. Soul Pattinson & Co., Ltd.	192,894	2,089,899
Wattyl Ltd.	30,741	41,301
West Australian Newspapers Holdings Ltd.(a)	245,233	1,859,169

Total Australia		78,829,219

Austria—0.3%
AT&S Austria Technologie & Systemtechnik AG	7,743	134,194
Palfinger AG	11,000	365,685
POLYTEC Holding AG	11,438	171,021
Schoeller-Bleckmann Oilfield Equipment AG	5,157	556,164
Zumtobel AG	10,444	238,598

Total Austria		1,465,662

Belgium—1.4%
Barco N.V.	11,617	755,372
Cofinimmo	8,362	1,521,684
Euronav N.V.	37,863	1,837,376
EVS Broadcast Equipment S.A.	6,399	572,453
Melexis N.V.	29,773	471,434
Nyrstar	13,148	234,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Omega Pharma S.A.	3,563	$150,671
Tessenderlo Chemie N.V.	22,976	1,224,278

Total Belgium		6,767,351

Denmark—0.5%
Auriga Industries A/S Class B	8,302	384,981
Bang & Olufsen A/S Class B	14,181	573,717
Dalhoff Larsen & Horneman A/S Class B	14,253	207,767
NKT Holding A/S	10,227	826,422
Rockwool International A/S Class B	2,140	275,330
Sjaelso Gruppen	13,992	297,076

Total Denmark		2,565,293

Finland—3.0%
Ahlstrom Oyj	22,361	505,563
Alma Media Corp.(a)	60,290	818,813
Amer Sports Oyj Class A(a)	34,382	518,954
Citycon Oyj	93,497	472,863
Finnair Oyj	51,012	372,926
HKScan Oyj	21,512	305,378
Huhtamaki Oyj(a)	27,534	235,994
Kemira Oyj	55,262	698,286
Lassila & Tikanoja Oyj	17,189	421,669
M-real Oyj Class B	153,774	322,231
Orion Oyj Class B	126,695	2,527,118
PKC Group Oyj	23,320	256,091
Poyry Oyj	43,060	1,119,413
Ramirent Oyj	80,549	840,137
Stockmann Oyj Abp Class B(a)	18,515	716,156
Talentum Oyj	237,647	1,108,297
Technopolis PLC	67,101	546,577
TietoEnator Oyj	39,055	813,468
Uponor Oyj	93,807	1,380,430

Total Finland		13,980,364

France—3.0%
ABC Arbitrage	41,186	309,528
Altamir Amboise	40,854	418,389
April Group	7,549	442,331
Assystem	7,567	108,730
Canal Plus	142,838	1,372,795
Carbone Lorraine	6,279	346,350
Derichebourg	22,607	197,682
Fimalac	15,228	1,060,467
GFI Informatique	67,089	420,694
Groupe Steria SCA	10,929	302,197
Haulotte Group	18,879	275,734
Havas S.A.	194,617	717,511
IMS-International Metal Service	14,593	494,328
Kaufman & Broad S.A.(a)	11,388	487,673
LaCie S.A.	27,664	168,678
Manitou BF S.A.(a)	30,865	925,417
Nexity	75,699	2,056,173
NRJ Group(a)	52,799	542,382
Rhodia S.A.	22,691	418,999
Seche Environnement S.A.	196	25,863
Sequana Capital S.A.	34,600	665,071
Thomson (EX-TMM)	377,520	1,974,741
Trigano S.A.	10,282	228,093

Total France		13,959,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Germany—3.6%
Arques Industries AG	47,345	$432,648
Bauer AG	1,391	134,388
Beate Uhse AG(a)	102,866	179,898
Bechtle AG	14,002	395,992
Cenit AG	11,294	112,104
Comdirect Bank AG	143,477	1,638,900
DAB Bank AG(a)	37,539	283,894
Demag Cranes AG	8,367	399,302
Deutz AG	42,659	392,515
Douglas Holding AG	18,108	944,345
Elexis AG	3,505	93,879
Epcos AG	2,739	45,226
Freenet AG	33,695	621,131
Gerry Weber International AG	15,329	483,515
Gildemeister AG	6,548	185,597
H&R WASAG AG	11,549	240,915
HCI Capital AG(a)	32,894	427,047
Heidelberger Druckmaschinen AG	62,719	1,287,584
IDS Scheer AG	16,407	193,875
Indus Holding AG	12,843	434,846
Kizoo AG	27,078	408,709
Kontron AG	4,799	65,781
KUKA AG	8,067	262,207
Leoni AG	9,658	413,893
MLP AG(a)	56,486	1,016,340
MPC Muenchmeyer Petersen Capital AG	19,499	1,027,639
MTU Aero Engines Holding AG	19,423	634,072
Norddeutsche Affinerie AG	30,612	1,672,160
Pfeiffer Vacuum Technology AG	901	93,521
Pfleiderer AG	22,985	313,976
Praktiker Bau-und Heimwerkermaerkte AG	25,785	545,601
Sixt AG	6,482	256,543
Software AG	9,033	548,499
Takkt AG	20,659	364,227
Vivacon AG	34,046	324,529

Total Germany		16,875,298

Hong Kong—2.5%
Champion REIT	1,412,000	653,716
China Power International Development Ltd.(a)	2,620,622	732,670
Chong Hing Bank Ltd.	249,110	592,309
Cross-Harbour Holdings Ltd.	249,189	220,828
Dah Sing Banking Group Ltd.	737,703	1,309,378
Dah Sing Financial Holdings Ltd.	154,410	1,245,585
Fountain Set Holdings Ltd.	830,364	105,427
Fubon Bank Ltd.	360,432	293,062
Guangzhou Investment Co., Ltd.(a)	3,116,585	471,638
Henderson Investment Ltd.	3,185,000	302,265
Next Media Ltd.(a)	4,242,000	1,626,632
Oriental Press Group Ltd.	4,627,017	664,609
Regal Real Estate Investment Trust	1,265,000	261,194
Shaw Brothers (Hong Kong) Ltd.	249,110	744,380
Shenzhen Investment Ltd.	2,588,000	932,648
Singamas Container Holdings Ltd.	588,000	153,081
Sun Hung Kai & Co., Ltd.(a)	907,189	743,440
Techtronic Industries Co.(a)	348,500	293,640
Tianjin Development Holdings Ltd.	344,074	218,426
Vitasoy International Holdings Ltd.	830,364	394,019

Total Hong Kong		11,958,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Ireland—1.2%
DCC PLC	15,260	$379,878
FBD Holdings PLC	13,984	373,451
Fyffes PLC	394,024	378,691
Glanbia PLC	121,198	920,396
Greencore Group PLC	123,390	374,234
Kingspan Group PLC	71,688	709,314
McInerney Holdings PLC	294,551	234,480
Paddy Power PLC	39,423	1,246,606
Smurfit Kappa Group PLC	61,536	502,217
United Drug PLC	53,636	298,082

Total Ireland		5,417,349

Italy—5.2%
AcegasAps SpA	57,075	482,895
Amplifon SpA(a)	58,268	159,739
Anima SGRpA	124,889	283,347
Arnoldo Mondadori Editore SpA(a)	213,818	1,258,250
Ascopiave SpA	45,833	111,496
Astaldi SpA	71,431	590,851
Autostrada Torino-Milano SpA	51,848	897,763
Azimut Holding SpA	43,231	381,090
Banca Generali SpA	33,922	257,208
Banca Intermobiliare SpA(a)	76,156	569,941
Banca Popolare dell’Etruria e del Lazio	24,069	249,526
Banco di Desio e della Brianza SpA	54,214	520,616
Biesse SpA	15,025	258,032
Brembo SpA	42,894	446,039
Cairo Communication SpA	204,289	770,873
Carraro SpA	22,012	159,533
Cementir - Cementerie del Tirreno SpA	65,482	441,568
CIR-Compagnie Industriali Riunite SpA	187,516	518,499
Cofide SpA	327,817	374,457
Credito Artigiano SpA(a)	168,773	664,776
De’Longhi SpA	41,218	190,277
ERGO Previdenza SpA	116,910	686,596
Esprinet SpA	30,369	192,588
Gemina SpA	929,679	1,135,186
Gewiss SpA(a)	54,645	311,883
Gruppo Editoriale L’Espresso SpA(a)	359,678	880,637
Gruppo MutuiOnline SpA	27,702	185,713
I.M.A. - Industria Macchine Automatiche SpA	20,323	449,880
Indesit Co., SpA	84,627	946,005
Italcementi SpA	46,254	539,279
Italmobiliare SpA	4,218	332,085
Landi Renzo SpA	21,872	135,085
Marazzi Group SpA	40,425	454,121
MARR SpA	27,780	286,686
Meliorbanca SpA	55,938	276,518
Navigazione Montanari SpA	110,860	452,384
Panariagroup Industrie Ceramiche SpA(a)	60,611	306,541
Permasteelisa SpA	5,128	105,436
Piaggio & C. SpA	261,148	514,315
Piccolo Credito Valtellinese S.c.r.l.	54,902	577,393
Pirelli & C. Real Estate SpA	71,562	1,398,094
Premafin Finanziaria SpA	167,871	328,496
Premuda SpA	363,362	815,805
RCS MediaGroup SpA	430,747	986,777
Recordati SpA	147,517	1,151,643
Safilo Group SpA	280,720	623,184
Sogefi SpA	101,375	469,182
Tamburi Investment Partners SpA	6,726	19,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Tod’s SpA	5,484	$301,461

Total Italy		24,449,195

Japan—22.6%
ABC-Mart, Inc.	50,300	1,295,401
ADEKA Corp.	41,500	340,989
Aderans Holdings Co., Ltd.	18,500	357,766
Advan Co., Ltd.	60,600	353,293
Aeon Fantasy Co., Ltd.	2,500	28,914
Aichi Corp.	14,000	97,467
Aichi Steel Corp.	83,000	359,389
Air Water, Inc.	120,000	1,415,028
Alpen Co., Ltd.	35,300	604,401
Alpine Electronics, Inc.	33,200	351,089
Alps Electric Co., Ltd.	19,500	201,797
AOC Holdings, Inc.	33,200	341,380
Ardepro Co., Ltd.(a)	40	1,879
Arnest One Corp.(a)	106,200	439,808
Asatsu-DK, Inc.	16,600	460,393
Awa Bank Ltd. (The)	5,000	27,735
Bank of Nagoya Ltd. (The)	60,000	375,265
Best Denki Co., Ltd.(a)	67,000	393,764
Calsonic Kansei Corp.	168,000	673,553
Canon Electronics, Inc.	15,900	402,731
Capcom Co., Ltd.	11,500	336,305
Central Glass Co., Ltd.	83,000	339,031
Chuetsu Pulp & Paper Co., Ltd.	542,000	1,053,271
Chukyo Bank Ltd. (The)	179,000	513,334
Circle K Sunkus Co., Ltd.	24,900	438,313
COMSYS Holdings Corp.	83,000	732,871
Daifuku Co., Ltd.	90,500	892,151
Daiichi Chuo Kisen Kaisha	35,000	237,394
Daikoku Denki Co., Ltd.	50,900	686,637
Daikyo, Inc.	95,000	154,144
Daio Paper Corp.(a)	118,000	957,313
Daishi Bank Ltd. (The)	83,000	369,567
Disco Corp.	8,300	351,559
Dowa Holdings Co., Ltd	49,000	357,313
DTS Corp.	15,000	274,516
Ehime Bank Ltd. (The)	88,000	314,627
Eighteenth Bank Ltd. (The)	142,000	510,372
Epson Toyocom Corp.	22,000	73,053
Exedy Corp.	16,600	437,687
Ezaki Glico Co., Ltd.(a)	83,000	940,361
FCC Co., Ltd.	17,300	266,669
Fuji Electronics Co., Ltd.	28,200	277,996
Fuji Fire & Marine Insurance Co., Ltd. (The)	236,000	630,046
Furukawa-Sky Aluminum Corp.	69,000	186,161
Futaba Industrial Co., Ltd.	24,900	576,666
Godo Steel Ltd.	65,000	194,378
Gulliver International Co., Ltd.	3,420	90,658
Gun-Ei Chemical Industry Co., Ltd.(a)	198,000	420,263
Gunze Ltd.	83,000	375,048
H20 Retailing Corp.	83,000	576,275
Hanwa Co., Ltd.	76,000	470,317
Heiwa Corp.	33,200	352,029
Higo Bank Ltd. (The)	83,000	501,108
Hikari Tsushin, Inc.	22,800	752,795
Hitachi Cable Ltd.	83,000	312,410
Hitachi Koki Co., Ltd.	80,800	1,332,375
Hitachi Kokusai Electric, Inc.	69,000	616,414
Hitachi Maxell Ltd.	41,500	523,815
Hitachi Software Engineering Co., Ltd.	32,000	704,872
Hitachi Transport System Ltd.	49,800	630,457
Hokkoku Bank Ltd. (The)	83,000	326,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Hokuetsu Paper Mills Ltd.	86,000	$354,530
Horiba Ltd.	16,600	440,819
House Foods Corp.	34,800	561,370
Hyakugo Bank Ltd. (The)	83,000	497,194
Hyakujushi Bank Ltd. (The)	65,000	370,360
Iida Home Max Co., Ltd.(a)	38,600	212,654
Iino Kaiun Kaisha Ltd.	49,400	451,103
Itochu Enex Co., Ltd.	26,400	172,837
Izumiya Co., Ltd.	76,000	453,111
Japan Airport Terminal Co., Ltd.(a)	40,500	638,036
Joint Corp.	23,800	119,443
Juki Corp	54,000	154,861
Kagome Co., Ltd.(a)	40,900	589,935
Kagoshima Bank Ltd. (The)	18,000	136,522
Kanamoto Co., Ltd.	11,000	62,157
Kandenko Co., Ltd.(a)	83,000	557,483
Kansai Paint Co., Ltd.	112,000	776,567
Kanto Natural Gas Development Ltd.	78,000	531,258
Kasumi Co., Ltd.	57,000	367,794
Kato Sangyo Co., Ltd.	42,700	511,570
Kayaba Industry Co., Ltd.	93,000	404,443
Keihin Corp.	24,900	377,945
Keisei Electric Railway Co., Ltd.	83,000	425,159
Keiyo Bank Ltd. (The)	54,000	326,022
Kintetsu World Express, Inc.	17,600	450,771
Kisoji Co., Ltd.	13,200	267,723
Kitz Corp.	12,000	61,469
Kiyo Holdings, Inc.	163,000	261,403
Kobayashi Pharmaceutical Co., Ltd.	16,600	533,994
Koei Co., Ltd.(a)	73,900	998,300
Koito Manufacturing Co., Ltd.	85,000	1,182,727
Kojima Co., Ltd.(a)	61,700	320,708
Kokuyo Co., Ltd.	52,300	468,704
Komeri Co., Ltd.	16,600	409,500
Komori Corp.	14,600	266,644
Konaka Co., Ltd.	60,400	284,892
K’s Holdings Corp.	16,600	275,140
Kyodo Printing Co., Ltd.(a)	151,000	470,072
Kyowa Exeo Corp.	83,000	771,237
Lion Corp.(a)	86,000	362,643
Maeda Corp.	117,000	402,858
Makino Milling Machine Co., Ltd.	83,000	523,815
Maruzen Showa Unyu Co., Ltd.	158,000	497,826
Matsui Securities Co., Ltd.(a)	157,500	947,927
Matsumotokiyoshi Holdings Co., Ltd.	24,005	515,177
Meiji Dairies Corp.	83,000	426,725
Meiji Seika Kaisha Ltd.(a)	83,000	354,691
Meitec Corp.	16,600	471,355
Michinoku Bank Ltd. (The)	162,000	418,735
Mie Bank Ltd. (The)	64,000	314,551
Miraca Holdings, Inc.	7,200	172,860
MISUMI Group, Inc.	33,200	618,556
Mitsubishi Rayon Co., Ltd.	123,000	388,708
Mitsuuroko Co., Ltd.	84,000	499,222
Miyazaki Bank Ltd. (The)	116,000	508,844
Mochida Pharmaceutical Co., Ltd.	78,000	854,280
Morinaga Milk Industry Co., Ltd.	154,000	400,962
Musashino Bank Ltd. (The)	8,300	336,682
Nabtesco Corp.	80,000	1,225,603
Nachi-Fujikoshi Corp.	83,000	323,372
Nagase & Co., Ltd.	83,000	876,157
NEC Fielding Ltd.	26,400	336,211
Nichiha Corp.(a)	13,600	119,957
Nichirei Corp.	83,000	426,725
Nidec Sankyo Corp.	39,000	247,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nifco, Inc.	23,800	$562,417
Nihon Dempa Kogyo Co., Ltd.	6,700	141,894
Nihon Kohden Corp.	8,500	147,380
Nihon Yamamura Glass Co., Ltd.	197,000	360,530
Nippon Chemical Industrial Co., Ltd.	188,000	611,858
Nippon Chemi-Con Corp.	35,000	127,117
Nippon Kayaku Co., Ltd.	178,000	1,108,250
Nippon Light Metal Co., Ltd.	166,000	272,478
Nippon Metal Industry Co., Ltd.	44,000	136,560
Nippon Paint Co., Ltd.	83,000	360,172
Nippon Shinyaku Co., Ltd.	39,000	497,411
Nippon Suisan Kaisha Ltd.	99,600	508,312
Nippon Yakin Kogyo Co., Ltd.	18,000	120,900
Nipro Corp.	20,000	339,607
Nishimatsuya Chain Co., Ltd.	33,200	297,533
Nishi-Nippon Railroad Co., Ltd.	166,000	565,313
Nissan Shatai Co., Ltd.	146,000	1,143,154
Nissha Printing Co., Ltd.	11,000	634,027
Nissin Kogyo Co., Ltd.	24,400	370,816
Nitto Boseki Co., Ltd.	71,000	166,775
NS Solutions Corp.	16,800	372,435
Obic Co., Ltd.	2,490	418,817
Ogaki Kyoritsu Bank Ltd. (The)	68,000	385,529
Oita Bank Ltd. (The)	52,000	329,154
Okamura Corp.	77,000	567,303
Okasan Holdings, Inc.	173,000	897,599
Okinawa Electric Power Co., Inc. (The)	4,300	212,962
OKUMA Corp.	65,000	646,903
Okumura Corp.(a)	83,000	336,682
Onward Kashiyama Co., Ltd.	80,000	841,470
Organo Corp.	8,000	95,090
OSAKA Titanium Technologies Co.	1,300	68,431
Osaki Electric Co., Ltd.	4,000	23,772
OSG Corp.(a)	33,200	375,831
Pacific Metals Co., Ltd.	89,000	731,277
PanaHome Corp.	83,000	479,185
Paramount Bed Co., Ltd.(a)	13,600	201,424
Paris Miki, Inc.(a)	24,900	229,962
Point, Inc.	8,300	238,027
Q.P. Corp.	58,100	510,817
Rengo Co., Ltd.(a)	176,000	1,226,961
Riken Corp.	113,000	507,410
Roland DG Corp.	1,600	42,489
Ryobi Ltd.	85,000	308,712
Ryoden Trading Co., Ltd.	73,000	506,844
Ryosan Co., Ltd.	27,300	587,180
Ryoyo Electro Corp.	41,800	419,558
Sagami Railway Co., Ltd.(a)	166,000	613,858
Saibu Gas Co., Ltd.	175,000	401,160
Sakata INX Corp.	94,000	379,529
Sanei-International Co., Ltd.	10,600	165,992
San-In Godo Bank Ltd. (The)	67,000	586,538
Sanken Electric Co., Ltd.	30,000	178,010
Sankyo Seiko Co., Ltd.	117,200	281,930
Sankyu, Inc.	83,000	418,895
Sanwa Holding Corp.	83,000	314,759
Sanyo Chemical Industries Ltd.(a)	53,000	296,986
Sanyo Denki Co., Ltd.	43,000	191,057
Sanyo Shokai Ltd.(a)	139,000	721,192
Sanyo Special Steel Co., Ltd.	163,000	876,468
Sasebo Heavy Industries Co., Ltd.	19,000	52,516
Satori Electric Co., Ltd.	19,800	150,921
Seikagaku Corp.	48,100	481,431
Seiko Holdings Corp.(a)	59,000	264,374
Sekisui Plastics Co., Ltd.	158,000	457,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Shiga Bank Ltd. (The)	83,000	$551,219
Shimachu Co., Ltd.	16,600	405,585
Shindengen Electric Manufacturing Co., Ltd.	8,000	26,037
Shinko Electric Industries Co., Ltd.	9,600	118,726
Shinko Shoji Co., Ltd.	22,700	247,547
Showa Corp.	33,200	234,581
Sohgo Security Services Co., Ltd.	24,900	302,309
SSP Co., Ltd.(a)	166,000	828,395
Star Micronics Co., Ltd.	10,400	163,841
Starzen Co., Ltd.	223,000	494,363
Sumida Corp.	35,400	490,901
Sumitomo Osaka Cement Co., Ltd.	166,000	358,606
Sumitomo Real Estate Sales Co., Ltd.	5,990	232,808
Sumitomo Warehouse Co., Ltd. (The)	83,000	393,840
Sundrug Co., Ltd.	16,700	339,498
Sysmex Corp.	16,600	654,573
Tadano Ltd.	78,000	839,564
Taihei Kogyo Co., Ltd.	44,000	153,578
Taiheiyo Cement Corp.	16,000	32,149
Taiyo Yuden Co., Ltd.	14,000	144,880
Takara Holdings, Inc.	83,000	521,466
TOA Corp.	71,000	438,706
Tocalo Co., Ltd.	13,100	207,984
Toda Corp.(a)	163,000	596,613
Toho Pharmaceutical Co., Ltd.	33,100	638,550
Toho Titanium Co., Ltd.	3,000	59,007
Toho Zinc Co., Ltd.	35,000	159,474
Tokai Rubber Industries, Inc.	33,200	428,761
Tokai Tokyo Securities Co., Ltd.	258,000	937,031
Token Corp.(a)	6,160	262,659
Tokuyama Corp.	3,000	22,357
Tokyo Seimitsu Co., Ltd.(a)	9,500	154,054
Tokyo Steel Manufacturing Co., Ltd.	16,100	186,356
Tokyo Style Co., Ltd.	83,000	744,616
Tokyo Tomin Bank Ltd. (The)	16,600	321,806
Topcon Corp.	18,600	176,516
Toppan Forms Co., Ltd.	40,600	487,560
Toshiba Machine Co., Ltd.	83,000	566,879
Toshiba TEC Corp.	83,000	519,117
Touei Housing Corp.	42,600	263,223
Toyo Ink Manufacturing Co., Ltd.	83,000	282,656
Toyobo Co., Ltd.	166,000	327,286
Trans Cosmos, Inc.(a)	47,700	436,929
Tsubakimoto Chain Co.	83,000	483,883
ULVAC, Inc.(a)	16,600	582,539
Uniden Corp.	78,000	401,019
Union Tool Co.(a)	8,300	241,941
Urban Corp.	156,800	460,024
Valor Co., Ltd.	25,400	238,893
Xebio Co., Ltd.	16,600	364,870
Yamatake Corp.	24,900	650,658
Yamazen Corp.	12,600	56,578
Yokohama Reito Co., Ltd.(a)	76,000	552,766
Yokohama Rubber Co., Ltd. (The)	159,000	748,465
Yurtec Corp.	100,000	618,839
Zensho Co., Ltd.	25,600	137,412
Zeon Corp.	31,000	124,579
ZERIA Pharmaceutical Co., Ltd.(a)	61,000	596,736

Total Japan		106,577,318

Netherlands—2.3%
Aalberts Industries N.V.	12,615	238,507
Arcadis N.V.	27,348	620,469
ASM International N.V.	531	16,063
Ballast Nedam N.V.	8,696	297,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Beter BED Holding N.V.	15,324	$257,131
Brunel International	4,819	107,815
Draka Holding	14,114	378,701
Exact Holding N.V.	21,050	630,141
Grontmij	7,502	317,243
Heijmans N.V.	28,761	692,404
Kardan N.V.	12,373	159,073
Koninklijke Wessanen N.V.	77,690	898,449
Macintosh Retail Group N.V.	12,890	284,324
OCE N.V.	68,479	844,795
OPG Groep N.V.	12,098	259,230
Ordina N.V.	5,450	73,331
Plaza Centers N.V.	238,345	758,947
Sligro Food Group N.V.	7,417	299,158
Smit Internationale N.V.	11,190	1,093,085
Telegraaf Media Groep N.V.	18,236	596,183
Ten Cate N.V.	10,740	383,608
TKH Group N.V.	1,201	26,491
USG People N.V.	43,540	790,952
Wavin N.V.	72,686	602,377

Total Netherlands		10,625,788

New Zealand—3.1%
Air New Zealand Ltd.	1,038,233	861,317
Auckland International Airport Ltd.	1,191,930	1,768,997
Fisher & Paykel Appliances Holdings Ltd.	452,566	682,007
Fisher & Paykel Healthcare Corp.	346,363	619,500
Freightways Ltd.	167,062	375,095
Infratil Ltd.	307,885	428,826
Mainfreight Ltd.	114,927	568,561
New Zealand Refining Co., Ltd. (The)	254,414	1,403,851
Northern Crest Investments Ltd.	716,267	61,863
Nuplex Industries Ltd.	96,201	395,380
PGG Wrightson Ltd.	392,479	746,789
Port of Tauranga Ltd.	124,450	620,409
Pumpkin Patch Ltd.	152,124	165,568
Sky City Entertainment Group Ltd.	562,005	1,308,890
TrustPower Ltd.	193,575	1,096,135
Vector Ltd.	1,362,498	1,991,034
Warehouse Group Ltd. (The)	485,207	1,514,093

Total New Zealand		14,608,315

Norway—1.8%
ABG Sundal Collier Holding ASA	985,222	1,470,062
Acta Holding ASA(a)	1,005,463	1,144,938
Cermaq ASA	20,352	242,740
EDB Business Partner ASA	33,200	189,027
Ekornes ASA	41,265	607,619
Hafslund ASA Class B	18,907	393,474
Norwegian Property ASA	157,200	731,457
Scana Industrier	69,297	178,227
Sparebank 1 SR Bank	86,163	789,997
Sparebanken Midt-Norge	81,024	795,374
Sparebanken Nord-Norge	29,939	505,503
Tomra Systems ASA	30,610	203,127
TTS Marine ASA	10,100	155,661
Veidekke ASA	177,390	1,271,188

Total Norway		8,678,394

Portugal—0.8%
Banif SGPS, S.A.	173,575	481,318
Finibanco Holding SGPS S.A.	40,496	248,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mota-Engil, SGPS, S.A.(a)	90,036	$580,192
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	233,210	911,236
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	114,903	1,433,801

Total Portugal		3,655,381

Singapore—4.6%
Allco Commercial Real Estate Investment Trust	1,170,000	654,473
Ascott Residence Trust	288,000	226,813
Cambridge Industrial Trust	319,000	157,311
Chip Eng Seng Corp. Ltd.	527,000	155,154
Creative Technology Ltd.	161,550	736,021
FJ Benjamin Holdings Ltd.	173,000	50,296
Frasers Centrepoint Trust	125,000	109,484
Guocoland Ltd.(a)	453,102	727,018
Ho Bee Investment Ltd.	1,151,000	698,911
Hong Leong Asia Ltd.	120,000	175,763
Hotel Properties Ltd.	320,000	633,570
HupSteel Ltd.	302,000	67,795
Jaya Holdings Ltd.	1,494,000	1,759,394
Keppel Telecommunications & Transportation Ltd.(a)	250,538	993,928
K-REIT Asia	558,000	570,876
KS Energy Services Ltd.	62,000	86,247
Midas Holdings Ltd.	95,000	62,231
MobileOne Ltd.	1,286,800	1,780,579
Orchard Parade Holdings Ltd.	267,000	204,379
Raffles Education Corp., Ltd.	1,371,000	1,140,272
SC Global Developments Ltd.	381,000	339,315
Singapore Airport Terminal Services Ltd.(a)	1,030,000	1,682,994
Singapore Post Ltd.	2,396,000	1,939,866
SMRT Corp. Ltd.	1,477,000	2,022,021
Stamford Land Corp. Ltd.	591,000	269,694
Straits Trading Co., Ltd.	227,000	1,106,054
UOB-Kay Hian Holdings Ltd.	986,000	1,306,297
Venture Corp., Ltd.	24,000	173,290
WBL Corp., Ltd.	249,000	991,492
Wing Tai Holdings Ltd.	525,000	622,125

Total Singapore		21,443,663

Spain—0.9%
Adolfo Dominguez S.A.	10,199	231,555
Cie Automotive S.A.	36,728	376,713
Duro Felguera S.A.	40,022	390,321
Grupo Empresarial Ence S.A.	67,209	527,338
La Seda de Barcelona S.A. Class B	78,264	138,106
Realia Business S.A.	19,496	103,209
Renta Corp Real Estate S.A.	50,211	403,461
Tubacex S.A.	24,987	300,774
Tubos Reunidos, S.A.	64,976	397,207
Uralita S.A. Class B	101,028	886,603
Vocento S.A.	57,510	711,288

Total Spain		4,466,575

Sweden—5.4%
Aangpanneforeningen AB Class B	5,700	162,509
AarhusKarlshamn AB	28,691	784,604
Acando AB	37,000	83,038
Axfood AB	63,066	2,091,595
Axis Communications AB	2,001	24,866
B&B Tools AB Class B	9,000	211,334
BE Group AB	25,600	245,771
Bilia AB Class A	30,372	219,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Billerud AB	38,690	$295,866
Bjoern Borg AB	17,700	127,998
Brostrom AB Class B	99,100	708,404
Cardo AB	18,407	446,761
Castellum AB	48,500	463,606
Clas Ohlson AB Class B(a)	33,210	455,472
Connecta AB	20,311	237,201
D. Carnegie & Co. AB(a)	152,131	2,035,882
Eniro AB	316,832	1,153,486
Fabege AB	124,200	832,081
Haldex AB	36,400	549,145
Hemtex AB	13,900	124,203
Hoganas AB Class B	24,909	407,879
Holmen AB Class B	25,600	753,273
Husqvarna AB Class A	33,000	279,784
Industrivarden AB	52,800	719,759
Indutrade AB	10,978	215,350
Intrum Justitia AB	65,429	1,193,751
JM AB	63,600	827,333
KNOW IT AB	3,400	31,087
Kungsleden AB	318,150	2,358,881
Lindab International AB	23,400	459,026
Mekonomen AB	13,800	224,825
Munters AB	21,447	204,118
NCC AB Class B	76,929	1,160,582
New Wave Group AB Class B	27,831	175,351
Nibe Industrier AB Class B(a)	66,429	485,903
Niscayah Group AB	62,000	135,021
Nobia AB	86,227	420,001
Nordnet AB Class B	22,250	51,414
ORC Software AB	10,100	177,978
Peab AB	87,000	597,322
Peab Industri AB Class B	24,400	226,138
Rederi AB Transatlantic	24,000	163,183
Rezidor Hotel Group AB	52,400	222,132
rnb Retail and Brands AB	71,400	186,353
SkiStar AB	12,300	175,850
Svenska Cellulosa AB Class A	15,200	221,733
TradeDoubler AB	5,800	98,830
Trelleborg AB Class B	82,622	1,249,903
Wihlborgs Fastigheter AB	34,607	622,775

Total Sweden		25,298,992

Switzerland—0.2%
Huber & Suhner AG	3,436	145,387
Kudelski S.A.	14,064	173,832
Rieter Holding AG	2,507	820,202
Von Roll Holding AG	2,019	21,308

Total Switzerland		1,160,729

United Kingdom—19.2%
A & J Mucklow Group PLC	35,447	211,634
Aberdeen Asset Management PLC	542,568	1,430,723
Aga Rangemaster Group PLC	33,237	126,836
Ashtead Group PLC	137,089	174,610
Atkins WS PLC	60,772	1,291,696
Barratt Developments PLC	1,941,102	2,240,588
BBA Aviation PLC	127,642	321,979
Bellway PLC	133,130	1,198,892
Big Yellow Group PLC	55,059	314,482
Bloomsbury Publishing PLC	146,363	393,234
BlueBay Asset Management PLC	12,158	54,381
Bodycote PLC	284,644	1,155,627
Bovis Homes Group PLC	153,421	1,038,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Bradford & Bingley PLC	1,566,263	$2,010,527
Brewin Dolphin Holdings PLC	103,127	240,129
Brit Insurance Holdings PLC	478,621	1,669,304
British Polythene Industries	8,135	39,665
Britvic PLC	91,745	528,587
Business Post Group PLC	19,571	126,585
Carpetright PLC(a)	100,812	1,324,164
Centaur Media PLC	200,778	262,723
Chaucer Holdings PLC	159,638	254,957
Cineworld Group PLC	68,719	149,753
Close Brothers Group PLC	114,052	1,255,202
Collins Stewart PLC	422,602	620,268
Computacenter PLC	38,642	92,476
Cranswick PLC	76,479	987,047
Croda International PLC	120,680	1,537,096
Dairy Crest Group PLC	129,651	851,482
Davis Service Group PLC	156,185	1,389,416
Debenhams PLC	1,057,651	941,935
Development Securities PLC	12,227	70,567
Devro PLC	281,140	454,602
DS Smith PLC	530,583	1,195,851
Dsg International PLC	1,182,300	1,047,064
DTZ Holdings PLC	100,994	400,479
Electrocomponents PLC	765,512	2,239,519
Elementis PLC	110,544	172,149
Enodis PLC	85,287	540,602
Euromoney Institutional Investor PLC	120,981	806,580
F&C Asset Management PLC(a)	559,653	1,640,060
Fiberweb PLC	143,191	116,838
Filtrona PLC	235,592	666,958
Findel PLC	126,348	419,924
FKI PLC	637,053	1,058,638
Forth Ports PLC	41,428	1,430,471
Future PLC	102,532	52,544
Galliford Try PLC	677,346	508,877
Game Group PLC	69,857	403,870
Go-Ahead Group PLC	40,309	1,482,482
Greene King PLC	47,441	422,033
Greggs PLC	16,897	1,236,821
Halfords Group PLC	233,687	1,249,881
Halma PLC	348,194	1,476,000
Helphire Group PLC	100,723	317,218
Henderson Group PLC	340,412	745,218
Highway Insurance Group PLC	233,331	236,825
HMV Group PLC	716,249	1,845,947
Hogg Robinson Group PLC	225,127	224,018
Holidaybreak PLC	1,276	10,640
International Personal Finance PLC	10,637	58,268
Interserve PLC	81,514	749,479
J D Wetherspoon PLC	56,608	226,443
Jardine Lloyd Thompson Group PLC	274,490	2,069,020
JJB Sports PLC	171,614	385,083
John Menzies PLC	19,995	161,958
Johnston Press PLC	440,984	456,364
Keller Group PLC	10,177	126,586
Kier Group PLC	22,240	420,479
Laird PLC	114,907	896,434
Lavendon Group PLC	39,789	195,589
Lookers PLC	89,333	135,117
LSL Property Services PLC	203,006	353,511
Luminar Group Holdings PLC	58,435	311,669
Management Consulting Group PLC	192,301	110,985
Marshalls PLC	30,570	93,388
Marston’s PLC	66,299	233,213
Michael Page International PLC	28,857	134,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Misys PLC	507,491	$1,504,875
Mitie Group PLC	282,949	1,193,794
MJ Gleeson Group PLC	69,559	216,993
Morgan Sindall PLC	14,042	209,034
N. Brown Group PLC	298,595	1,087,475
New Star Asset Management Group PLC	192,660	389,173
Northgate PLC	70,980	498,650
Pendragon PLC	1,494,784	446,226
Premier Farnell PLC	431,718	1,516,458
Premier Foods PLC	467,968	887,088
Provident Financial PLC	73,509	1,163,036
PZ Cussons PLC	407,572	1,372,836
Quintain Estates & Development PLC	107,803	403,879
Redrow PLC	276,559	784,311
Renishaw PLC	65,781	966,145
Restaurant Group PLC	242,066	602,184
Robert Walters PLC	38,487	96,127
ROK PLC	71,414	116,542
Rotork PLC	37,056	809,004
Safestore Holdings PLC	30,190	89,072
Savills PLC	142,473	628,047
Schroders PLC	9,631	157,075
Senior PLC	112,732	220,427
Severfield-Rowen PLC	75,670	365,568
Shore Capital Group PLC	319,605	216,261
SIG PLC	48,764	521,631
Signet Group PLC	967,234	957,657
Smiths News PLC	45,466	82,114
Southern Cross Healthcare Ltd.	3,411	8,825
Spectris PLC	95,995	1,365,012
Spirax-Sarco Engineering PLC	69,977	1,495,702
Sports Direct International PLC	17,502	31,523
SSL International PLC	145,885	1,295,610
St. Ives Group PLC	105,407	347,179
Sthree PLC	56,806	181,732
Taylor Nelson Sofres PLC	303,592	1,403,239
Taylor Wimpey PLC	3,043,661	3,755,551
Topps Tiles PLC	241,006	326,154
Travis Perkins PLC	104,784	1,121,922
Trinity Mirror PLC	408,697	886,571
Ultra Electronics Holdings PLC	55,340	1,313,909
Unite Group PLC	30,186	139,974
UTV Media PLC	73,417	193,962
Victrex PLC	87,078	1,294,537
VT Group PLC	119,246	1,503,405
Woolworths Group PLC(a)	1,831,605	296,717
Yell Group PLC	1,339,783	1,879,790
Yule Catto & Co., PLC	52,570	129,208

Total United Kingdom		90,296,830

TOTAL COMMON STOCKS (Cost: $573,079,515)		463,080,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
PREFERRED STOCKS—0.5%
Italy—0.5%
Buzzi Unicem SpA	7,336	$128,874
Fiat SpA	54,798	658,751
Fondiaria-Sai SpA	36,730	821,175
Ifil - Investments SpA	52,417	302,470
Italmobiliare SpA	8,574	432,281
Milano Assicurazioni SpA	17,974	98,125
Pirelli & C. SpA	89,186	56,066

TOTAL PREFERRED STOCKS (Cost: $2,682,791)		2,497,742

RIGHTS*—0.0%
United Kingdom—0.0%
UTV Media, expiring 7/14/08 (Cost: $0)	48,361	4,090

TOTAL LONG-TERM INVESTMENTS (Cost: $575,762,306)		465,582,321

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—9.6%
MONEY MARKET FUNDS(d) —9.6%
DWS Money Market Fund, 2.74%	23,069,513	23,069,513
UBS Private Money Market Fund LLC, 2.51%	22,233,221	22,233,221

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $45,302,734)(e)		45,302,734

TOTAL INVESTMENTS IN SECURITIES—108.4% (Cost: $621,065,040)(f)		510,885,055
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(8.4)%		(39,846,163)

NET ASSETS—100.0%		$471,038,892

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(c)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2008 these securities amounted to $1,161,016 or 0.2% of net assets.

(d)	Interest rates shown reflect yields as June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $38,590,887 and the total market value of the collateral held by the Fund was $45,302,734.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International SmallCap Dividend Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$510,885,055
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$510,885,055

See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund

Sector Breakdown† as of 6/30/08‡ (unaudited)

Industrials	25.1%
Consumer Discretionary	18.3%
Financials	18.1%
Consumer Staples	14.6%
Communications	8.3%
Basic Materials	7.5%
Technology	2.5%
Diversified	1.9%
Utilities	1.6%
Energy	1.0%
Other	1.1%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.3%
Australia—26.0%
Abacus Property Group	272,029	$300,210
ALE Property Group	49,887	141,228
APN/UKA European Retail Trust	433,110	105,987
Aspen Group	116,494	138,624
Australand Property Group	645,200	736,807
Babcock & Brown Japan Property Trust	316,279	245,849
Bunnings Warehouse Property Trust	119,908	196,769
CFS Retail Property Trust	486,852	864,334
Charter Hall Group	106,625	107,950
Commonwealth Property Office Fund	562,871	667,096
DB RREEF Trust	790,753	1,047,207
FKP Property Group(a)(b)	96,421	453,399
Goodman Group	720,943	2,137,825
GPT Group	1,063,146	2,264,950
Immofinanz Immobilien Anlagen AG	99,111	1,022,811
ING Industrial Fund(a)	690,306	1,040,049
ING Office Fund	769,567	849,292
ING Real Estate Community Living Group	302,832	130,776
Lend Lease Corp. Ltd.	165,991	1,521,250
MAC Services Group	6,115	14,377
Macquarie CountryWide Trust	774,871	669,244
Macquarie DDR Trust	711,692	273,190
Macquarie Leisure Trust Group	87,309	124,841
Macquarie Office Trust	1,258,074	941,702
Mirvac Group	569,004	1,616,292
Mirvac Industrial Trust	389,896	89,799
Mirvac Real Estate Investment Trust	9,235	5,495
Peet & Co., Ltd.	2,323	4,637
Stockland	349,442	1,807,493
Sunland Group Ltd.	126,942	276,531
Tishman Speyer Office Fund	221,776	291,573
Trinity Group	20,988	20,141
Valad Property Group	400,022	257,200
Westfield Group	662,011	10,342,661

Total Australia		30,707,589

Belgium—1.3%
Banimmo Class A	4,832	159,874
Cofinimmo*	4,080	742,462
Compagnie Immobiliere de Belgique S.A.	892	54,670
Intervest Offices	1,767	66,064
Leasinvest Real Estate SCA	2,160	232,914
Warehouses De Pauw SCA	3,539	213,333
Wereldhave Belgium N.V.	571	46,538

Total Belgium		1,515,855

Denmark—0.1%
Jeudan A/S	270	33,939
Nordicom A/S	603	52,740

Total Denmark		86,679

Finland—0.6%
Citycon Oyj	42,747	216,194
Sponda Oyj	40,977	357,024
Technopolis PLC	11,898	96,916

Total Finland		670,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
France—13.6%
Affine S.A.	4,716	$237,769
ANF S.A.	696	37,284
Cegereal	158	7,319
Fonciere Des Regions	17,138	2,100,738
Gecina S.A.	24,372	2,956,746
ICADE	12,429	1,451,652
Klepierre	33,652	1,696,653
Les Nouveaux Constructeurs Investissement S.A.	14,468	88,673
Mercialys	13,866	610,393
Societe de la Tour Eiffel	3,102	366,552
Societe Immobiliere De Location pour l’Industrie et le Commerce	5,770	725,456
Unibail-Rodamco	24,973	5,780,745

Total France		16,059,980

Germany—1.1%
Deutsche Euroshop AG	10,674	408,831
DIC Asset AG	12,190	308,064
IVG Immobilien AG	26,083	514,510
Vivacon AG	6,047	57,640

Total Germany		1,289,045

Hong Kong—18.0%
Champion Real Estate Investment Trust	901,000	417,138
Cheung Kong (Holdings) Ltd.	257,238	3,467,252
China Overseas Land & Investment Ltd.	278,000	439,241
Guangzhou Investment Co., Ltd.	966,000	146,186
GZI Real Estate Investment Trust	345,233	124,856
Hang Lung Group Ltd.	145,649	647,229
Hang Lung Properties Ltd.	499,283	1,600,789
Henderson Land Development Co., Ltd.	263,320	1,641,223
Hysan Development Co., Ltd.	238,115	653,504
Kowloon Development Co., Ltd.	317,398	581,273
Link REIT (The)	336,946	767,451
New World Development Co., Ltd.	510,125	1,038,902
Prosperity Real Estate Investment Trust	471,905	90,781
Shenzhen Investment Ltd.	1,350,000	486,504
Shun TAK Holdings Ltd.	196,772	184,219
Sino Land Co. Ltd.	614,305	1,221,134
Sun Hung Kai Properties Ltd.	265,871	3,607,482
Swire Pacific Ltd. Class A	144,959	1,482,598
Swire Pacific Ltd. Class B	424,798	871,665
Wharf Holdings Ltd.	338,545	1,417,578
Wheelock & Co., Ltd.	108,231	290,098

Total Hong Kong		21,177,103

Italy—1.1%
Beni Stabili SpA	644,210	639,441
Immobiliare Grande Distribuzione	40,165	118,970
Pirelli & C Real Estate SpA	27,056	528,588

Total Italy		1,286,999

Japan—12.4%
Advance Residence Investment Corp.	32	109,278
Aeon Mall Co., Ltd.	3,096	91,707
BLife Investment Corp.	20	57,733
Creed Office Investment Corp.	79	140,107
Crescendo Investment Corp.	20	47,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
DA Office Investment Corp.	33	$135,107
Daito Trust Construction Co., Ltd.	8,300	403,236
Daiwa House Industry Co., Ltd.	61,000	574,294
Frontier Real Estate Investment Corp.	19	137,654
Fukuoka REIT Corp.	32	168,445
Global One Real Estate Investment Corp.	30	339,607
Hankyu REIT, Inc.	27	150,021
Heiwa Real Estate Co., Ltd.	18,691	92,745
Iida Home Max	24,400	134,424
Japan Excellent, Inc.	36	175,577
Japan Hotel and Resort, Inc.	33	93,081
Japan Logistics Fund, Inc.	15	97,637
Japan Prime Realty Investment Corp.	179	530,220
Japan Real Estate Investment Corp.	96	1,014,292
Japan Retail Fund Investment Corp.	122	704,344
Japan Single-Residence REIT, Inc.	32	72,449
Joint Corp.	13,817	69,342
Joint REIT Investment Corp.	31	76,911
Kenedix Realty Investment Corp.	62	368,473
Kenedix, Inc.	59	72,355
Land Business Co., Ltd.	67	29,738
LaSalle Japan REIT, Inc.	22	38,602
LCP Investment Corp.	69	134,739
Leopalace21 Corp.	18,961	271,881
Meiwa Estate Co., Ltd.	12,866	81,076
MID REIT, Inc.	43	140,352
Mitsubishi Estate Co., Ltd.	38,589	884,593
Mitsui Fudosan Co., Ltd.	34,308	734,674
Mori Hills REIT Investment Corp.	21	100,439
Mori Trust Sogo REIT, Inc.	56	528,277
New City Residence Investment Corp.	126	256,743
Nippon Accommodations Fund, Inc.	27	123,532
Nippon Building Fund, Inc.	100	1,179,190
Nippon Commercial Investment Corp.	69	195,274
Nippon Residential Investment Corp.	68	204,632
Nomura Real Estate Holdings, Inc.	12,365	261,286
Nomura Real Estate Office Fund, Inc.	64	482,392
NTT Urban Development Corp.	98	128,503
Orix JREIT, Inc.	55	334,654
Pacific Holdings Co.	103	44,113
Premier Investment Co.	32	146,710
Prospect Residential Investment Corp.	7	17,037
re-plus residential investment, Inc.	80	138,107
Sankei Building Co., Ltd. (The)	4,142	26,336
Shoei Co., Ltd.	335	3,931
Sumitomo Real Estate Sales Co., Ltd.	2,456	95,455
Sumitomo Realty & Development Co., Ltd.	15,279	304,124
TGR Investment, Inc.	32	55,846
TOC Co., Ltd.	15,009	73,059
Toho Real Estate Co., Ltd.	12,770	68,063
Tokyo Tatemono Co., Ltd.	27,751	179,849
Tokyu Land Corp.	32,168	182,985
Tokyu Livable, Inc.	10,069	87,957
Tokyu REIT, Inc.	59	480,326
Top REIT, Inc.	64	239,083
United Urban Investment Corp.(a)	64	288,590
Urban Corp.	70,346	206,383

Total Japan		14,605,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Netherlands—1.3%
Eurocommercial Properties N.V. Class A	10,551	$503,197
Plaza Centers N.V.	60,410	192,360
VastNed Offices/Industrial N.V.	10,996	300,411
VastNed Retail N.V.	7,061	567,373

Total Netherlands		1,563,341

New Zealand—0.9%
AMP NZ Office Trust	197,402	175,784
Goodman Property Trust	332,612	306,313
ING Property Trust	424,883	287,807
Kiwi Income Property Trust	347,985	320,470

Total New Zealand		1,090,374

Norway—0.2%
Norwegian Property ASA	41,600	193,566

Singapore—7.3%
Allco Commercial Real Estate Investment Trust	1,070	599
Allgreen Properties Ltd.	819,756	597,327
Ascendas Real Estate Investment Trust	613,408	997,778
Ascott Residence Trust	38,000	29,927
Cambridge Industrial Trust	4,280	2,111
CapitaCommercial Trust(a)	338,635	476,056
CapitaLand Ltd.	291,589	1,223,315
CapitaMall Trust(a)	456,786	1,005,255
CapitaRetail China Trust	52,000	47,459
CDL Hospitality Trusts	69,432	89,942
City Developments Ltd.	126,103	1,007,970
Fortune Real Estate Investment Trust	492,596	286,810
Frasers Centrepoint Trust	54,432	47,675
GuocoLand Ltd.(a)	97,985	157,220
Ho Bee Investment Ltd.	78,000	47,363
Keppel Land Ltd.	32,168	117,435
K-REIT Asia	148,000	151,415
Macquarie MEAG Prime Real Estate Investment Trust	461,526	349,885
Mapletree Logistics Trust	321,285	201,003
Orchard Parade Holdings Ltd.	18,000	13,778
SC Global Developments Ltd.	38,000	33,842
Singapore Land Ltd.	133,544	612,357
Suntec Real Estate Investment Trust(a)	372,828	373,198
United Industrial Corp., Ltd.	122,147	268,811
UOL Group Ltd.	88,000	220,219
Wheelock Properties S Ltd.	59,003	77,736
Wing Tai Holdings Ltd.	121,064	143,461

Total Singapore		8,579,947

Spain—2.3%
Metrovacesa S.A.(a)	19,685	1,829,868
Parquesol Inmobiliaria y Proyectos S.A.	3,785	95,415
Realia Business S.A.	102,926	544,876
Renta Corp Real Estate S.A.*	38,071	305,912

Total Spain		2,776,071

Sweden—2.3%
Castellum AB	40,870	390,671
Fabege AB	71,241	477,281
Hufvudstaden AB Class A	34,876	336,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Klovern AB(a)	60,030	$186,616
Kungsleden Fastighet AB	117,287	869,609
Wallenstam Byggnads AB Class B	9,654	167,711
Wihlborgs Fastigheter AB	14,400	259,137

Total Sweden		2,687,299

Switzerland—0.6%
Allreal Holding AG	3,211	411,384
Intershop Holdings	852	263,479

Total Switzerland		674,863

United Kingdom—9.2%
Big Yellow Group PLC	25,783	147,265
British Land Co. PLC	121,342	1,710,947
Brixton PLC	70,762	338,689
Capital & Regional PLC	41,571	157,192
Daejan Holdings PLC	2,620	117,893
Derwent London PLC	9,761	195,812
Development Securities PLC	6,300	36,360
DTZ Holdings PLC	28,554	113,227
Grainger PLC	22,997	98,400
Great Portland Estates PLC	29,959	201,674
Hammerson PLC	45,095	800,981
Land Securities Group PLC	140,999	3,457,103
Liberty International PLC(a)	70,040	1,201,542
LSL Property Services PLC	55,114	95,974
Mucklow A & J Group PLC	19,916	118,907
Primary Health Properties PLC	15,550	86,651
Quintain Estates & Development PLC	33,671	126,147
Safestore Holdings PLC	46,758	137,955
Savills PLC	59,331	261,542
Segro Plc	118,742	929,897
Shaftesbury PLC	20,313	157,560
St. Modwen Properties PLC	29,920	165,387
UNITE Group PLC	14,773	68,503
Warner Estate (Holdings) PLC	15,636	53,056
Workspace Group PLC	19,723	56,817

Total United Kingdom		10,835,481

TOTAL COMMON STOCKS (Cost: $142,593,066)		115,799,818

MUTUAL FUND—0.0%
Austria—0.0%
Sparkassen Immo Invest Genusscheine (Cost: $63,341)	526	66,299

TOTAL LONG-TERM INVESTMENTS (Cost: $142,656,407)		115,866,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

June 30, 2008

Investments	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—3.0%
MONEY MARKET FUNDS(c)—3.0%
DWS Money Market Fund, 2.74%	2,150,445	$2,150,445
UBS Private Money Market Fund LLC, 2.51%	1,344,152	1,344,152

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $3,494,597)(d)		3,494,597

TOTAL INVESTMENTS IN SECURITIES—101.3% (Cost: $146,151,004)(e)		119,360,714
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(1.3)%		(1,560,759)

NET ASSETS—100.0%		$117,799,955

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Stapled security – Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $3,293,499 and the total market value of the collateral held by the Fund was $3,494,597.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Real Estate Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$119,360,714
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$119,360,714

See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Real Estate Management & Development	37.8%
Retail REITS	26.3%
Diversified REITS	16.5%
Office REITS	10.4%
Industrial REITS	5.4%
Residential REITS	1.0%
Specialized REITS	0.6%
Marine	0.2%
Homebuilding	0.1%
Mutual Fund	0.1%
Other	1.6%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—97.9%
Argentina—0.1%
BBVA Banco Frances S.A.—ADR	37,100	$196,630

Brazil—8.7%
AES Tiete S.A.	35,032	429,282
Bovespa Holding S.A.	237,900	2,961,596
Bradespar S.A.	13,500	364,980
Cia de Concessoes Rodoviarias	64,298	1,279,492
Cia Energetica de Minas Gerais	52,126	1,089,714
CPFL Energia S.A.	193,498	4,441,756
EDP—Energias do Brasil S.A.	27,800	554,951
Empresa Brasileira de Aeronautica S.A.	167,500	1,117,369
Equatorial Energia S.A.—ORD	36,800	366,496
Eternit S.A.	17,500	74,819
Grendene S.A.	26,198	297,311
Natura Cosmeticos S.A.	94,200	986,124
Telecomunicacoes de Sao Paulo S.A.	101,098	2,580,049
Tractebel Energia S.A.	182,598	2,743,849

Total Brazil		19,287,788

Chile—3.3%
Administradora de Fondos de Pensiones Provida S.A.	132,429	226,181
Banco de Chile	25,365,295	1,913,408
Banco de Credito e Inversiones	18,882	519,573
Banco Santander Chile S.A.	41,048,514	1,697,404
Cia General de Electricidad	61,933	398,430
CorpBanca S.A.	73,365,270	396,795
Empresa Nacional de Telecomunicaciones S.A.	102,912	1,402,236
Madeco S.A.	1,023,234	93,187
Quinenco S.A.	246,137	467,565
Sociedad Matriz Banco de Chile Class B	2,808,315	310,703

Total Chile		7,425,482

China—1.4%
Beijing Capital Land Ltd. Class H	540,000	147,510
China Shipping Container Lines Co. Ltd. Class H	3,319,000	1,298,239
Huaneng Power International, Inc. Class H	667,992	463,464
Jiangsu Expressway Co., Ltd. Class H	234,000	191,763
Weiqiao Textile Co., Ltd. Class H	349,000	271,682
Zhejiang Expressway Co., Ltd. Class H	1,024,000	789,263

Total China		3,161,921

Czech Republic—2.5%
Komercni Banka A.S.	6,326	1,471,827
Telefonica O2 Czech Republic A.S.	130,976	4,198,062

Total Czech Republic		5,669,889

Hungary—0.9%
Magyar Telekom Telecommunications PLC	430,540	2,103,170

Indonesia—1.9%
International Nickel Indonesia Tbk PT	6,578,960	4,316,997

Isreal—3.5%
Avner Oil & Gas Ltd.—LP	1,286,126	101,734
Bank Leumi Le-Israel BM	374,587	1,867,261
Bezeq Israeli Telecommunication Corp. Ltd.	496,879	978,882
Blue Square-Israel Ltd.	21,838	241,446
Clal Industries and Investments Ltd.	60,748	276,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Clal Insurance Enterprise Holdings, Ltd.	31,588	$650,589
Delek Automotive Systems Ltd.	36,767	587,149
Harel Insurance Investments & Finances Ltd.	4,594	219,954
IDB Development Corp., Ltd.	14,479	356,124
IDB Holding Corp., Ltd.	2,978	69,513
Industrial Buildings Corp.	71,801	179,109
Ituran Location And Control Ltd.	9,058	107,556
Koor Industries Ltd.	6,987	458,827
Menorah Mivtachim Holdings Ltd.	11,193	94,719
Partner Communications Co.	50,120	1,193,102
Shufersal Ltd.	81,380	436,274

Total Israel		7,818,766

Malaysia—7.5%
Batu Kawan Bhd	88,600	287,424
Berjaya Corp Bhd	1,103,600	310,731
Berjaya Sports Toto Bhd	410,900	611,162
British American Tobacco (Malaysia) Bhd	94,800	1,283,826
Digi.Com Bhd	174,900	1,279,299
Gamuda Bhd	870,000	623,046
Hong Leong Financial Group Bhd	199,000	285,025
IOI Properties Bhd	89,900	129,313
Lafarge Malayan Cement Bhd	155,500	203,685
Malaysia Airports Holdings Bhd	192,900	171,204
Malaysian Bulk Carriers Bhd	459,500	514,696
Malaysian Pacific Industries	36,800	78,837
O.S.K Holdings Bhd	284,500	138,441
Petronas Gas Bhd	392,500	1,195,218
PLUS Expressways Bhd	1,032,100	818,099
Public Bank Bhd	944,300	3,005,576
Shell Refining Co. Federation of Malaya Bhd	65,500	218,500
SP Setia Bhd	231,400	208,206
Star Publications Malaysia Bhd	157,500	168,707
Telekom Malaysia Bhd	2,285,500	2,224,297
Tenaga Nasional Bhd	849,600	2,119,125
YTL Power International Bhd	1,515,264	857,915

Total Malaysia		16,732,332

Mexico—3.1%
Embotelladoras Arca SAB de C.V.	177,898	655,739
Grupo Aeroportuario del Centro Norte SAB de C.V.	65,600	137,010
Grupo Continental SAB de C.V.	253,396	645,309
Grupo Mexico SAB de C.V. Series B	1,843,782	4,187,262
Kimberly-Clark de Mexico SAB de C.V. Series A	284,096	1,158,028

Total Mexico		6,783,348

Philippines—1.8%
Aboitiz Equity Ventures, Inc.	982,000	150,925
First Gen Corp.	260,200	162,281
First Philippine Holdings Corp.	172,900	85,689
Globe Telecom, Inc.	34,428	904,890
Philippine Long Distance Telephone Co.	45,678	2,436,770
Robinsons Land Corp.	579,000	95,436
Universal Robina Corp.	420,100	98,253

Total Philippines		3,934,244

Poland—7.4%
ABG S.A.	13,833	36,877
Bank Handlowy w Warszawie S.A.	34,780	1,308,195
Bank Pekao S.A.	66,063	5,109,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
KGHM Polska Miedz S.A.	79,073	$3,717,758
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,410,903	2,208,992
Telekomunikacja Polska S.A.	415,029	4,027,551

Total Poland		16,408,858

Russia—1.7%
Surgutneftegaz-Sp ADR	336,150	3,697,649

South Africa—8.6%
ABSA Group Ltd.	209,445	2,194,207
Adcorp Holdings Ltd.	9,828	35,781
Afgri Ltd.	137,489	108,015
African Bank Investments Ltd.	378,129	1,139,969
Astral Foods Ltd.	12,176	141,543
AVI Ltd.	73,083	120,900
Capital Property Fund	171,224	94,053
City Lodge Hotels Ltd.	6,157	55,049
FirstRand Ltd.	1,780,732	3,025,457
Foschini Ltd.	106,059	400,356
Investec Ltd.	80,369	484,587
JD Group Ltd.	44,096	147,866
Lewis Group Ltd.	36,141	152,354
Liberty Holdings Ltd.	10,539	293,492
Massmart Holdings Ltd.	46,707	368,136
Metropolitan Holdings Ltd.	230,292	321,544
Mondi Ltd.	38,102	232,755
Mr. Price Group Ltd.	60,997	116,880
Nedbank Group Ltd.	154,108	1,810,163
Northam Platinum Ltd.(a)	65,355	564,373
Peregrine Holdings Ltd.	32,793	46,918
Pick’n Pay Holdings Ltd.	125,266	188,023
Pick’n Pay Stores Ltd.	115,679	398,988
Pretoria Portland Cement Co., Ltd.	171,522	628,624
PSG Group Ltd.	40,052	91,174
Rainbow Chicken Ltd.	51,594	95,501
Real Africa Holdings Ltd.	6,950	4,128
Reunert Ltd.	50,181	314,106
RMB Holdings Ltd.	392,415	1,052,703
Sanlam Ltd.	576,360	1,222,200
Santam Ltd.	25,171	253,088
Sun International Ltd.	21,839	245,503
Super Group Ltd.	105,232	68,827
Telkom S.A. Ltd.	112,724	2,037,575
Truworths International Ltd.	127,573	374,009
Woolworths Holdings Ltd	307,215	400,298

Total South Africa		19,229,145

South Korea—4.5%
Daishin Securities Co., Ltd.	11,710	250,757
Korea Exchange Bank	133,370	1,829,606
KT Corp.	52,640	2,251,938
SK Telecom Co., Ltd.	1,570	285,918
SK Telecom Co., Ltd. ADR	121,303	2,519,463
S-Oil Corp.	34,599	2,222,698
Woori Investment & Securities Co., Ltd.	31,870	578,873

Total South Korea		9,939,253

Taiwan—28.4%
Ability Enterprise Co., Ltd.	140,000	154,976
Advantech Co., Ltd	118,851	305,419
Alpha Networks, Inc.	106,000	91,148
Altek Corp.	64,600	78,960
Asia Cement Corp.	545,000	816,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Asia Optical Co., Inc.	51,000	$97,285
Aten International Co., Ltd.	19,000	38,560
Aurora Corp.	36,000	33,565
Chicony Electronics Co., Ltd.	142,000	266,662
China Electric Manufacturing Corp.	70,000	37,130
China Steel Chemical Corp.	45,000	130,020
China Steel Corp.	2,439,280	3,765,040
China Synthetic Rubber Corp.	84,000	89,665
Chin-Poon Industrial Co., Ltd.	133,000	97,933
Chong Hong Construction Co.	51,000	129,546
Chroma ATE, Inc.	77,000	161,088
Chung Hsin Electric & Machinery Manufacturing Corp.	86,000	59,500
Chung Hung Steel Corp.	435,000	333,921
Chung HWA Pulp	155,000	103,664
Chunghwa Telecom Co., Ltd.	1,790,363	4,630,300
Compal Communications, Inc.	230,950	279,243
Compal Electronics, Inc.	787,890	851,408
Continental Engineering Corp.	177,000	101,466
CTCI Corp.	156,000	124,890
Cyberlink Corp.	17,000	81,211
Delta Electronics, Inc.	408,000	1,135,835
Depo Auto Parts Ind Co., Ltd.	40,000	104,504
DFI, Inc.	20,000	45,465
D-Link Corp.	110,000	148,585
Eastern Media International Corp.	317,000	110,704
Elite Semiconductor Memory Technology, Inc.	33,000	39,792
Eten Information Systems Co., Ltd.	26,000	45,057
Eternal Chemical Co., Ltd.	138,000	114,572
Evergreen Marine Corp. (Taiwan) Ltd.	865,000	686,803
Far EasTone Telecommunications Co., Ltd.	985,209	1,566,117
Faraday Technology Corp.	101,000	149,738
Feng TAY Enterprise Co., Ltd.	168,000	114,849
Formosa Chemicals & Fibre Corp.	1,394,000	2,746,391
Formosa Petrochemical Corp.	1,860,000	4,914,572
Formosa Plastics Corp.	1,198,000	2,889,125
Formosa Taffeta Co., Ltd.	763,000	752,870
FSP Technology Inc.	29,000	27,612
Gemtek Technology Corp.	38,000	82,628
GeoVision, Inc.	8,000	45,070
Globe Union Industrial Corp.	38,000	34,428
Greatek Electronics Inc.	141,000	164,910
Highwealth Construction Corp.	189,000	204,859
Holtek Semiconductor, Inc.	53,000	57,098
Holystone Enterprise Co., Ltd.	69,000	84,110
Hotai Motor Co., Ltd.	127,000	378,661
HUA ENG Wire & Cable	108,000	35,332
Huaku Development Co., Ltd.	51,000	145,004
Hung Poo Real Estate Development Corp.	73,000	99,929
ICP Electronics, Inc.	29,000	32,437
Infortrend Technology, Inc.	72,000	100,577
Inventec Appliances Corp.	181,450	347,919
Inventec Co., Ltd.	786,000	463,526
ITEQ Corp.	64,000	61,674
Kinpo Electronics, Inc.	355,200	106,491
Kinsus Interconnect Technology Corp.	109,000	240,602
KYE Systems Corp.	73,000	95,480
L&K Engineering Co., Ltd.	66,000	82,628
LEE Chang Yung Chem IND Corp.	219,960	213,054
LITE-ON IT Corp.	175,045	118,223
Lite-On Semiconductor Corp	116,000	72,612
Lite-On Technology Corp.	882,869	888,599
Macronix International	967,000	423,717
Makalot Industrial Co., Ltd.	45,000	63,750
Mega Financial Holding Co., Ltd.	2,837,000	2,243,205
Merry Electronics Co., Ltd.	39,000	69,384
MIN AIK Technology Co., Ltd.	18,000	27,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mitac International	387,000	$262,012
Nan Ya Plastics Corp.	2,129,000	4,524,116
Nan Ya Printed Circuit Board Corp.	219,000	1,096,696
National Petroleum Co., Ltd.	46,000	39,403
Nien Hsing Textile Co., Ltd.	183,000	98,877
Novatek Microelectronics Corp. Ltd.	211,159	613,588
Oriental Union Chemical Corp.	187,000	197,147
President Securities Corp.	203,000	133,091
Quanta Computer, Inc.	709,440	1,098,530
Radiant Opto-Electronics Corp.	97,000	116,644
Ruentex Development Co., Ltd.	176,000	136,553
Sheng Yu Steel Co., Ltd.	62,000	54,538
Shih Wei Navigation Co., Ltd.	127,000	235,983
Siliconware Precision Industries Co.	853,000	1,257,594
Silitech Technology Corp.	22,000	61,608
Sincere Navigation Corp.	138,000	237,782
Sitronix Technology Corp.	16,000	34,843
Sonix Technology Co., Ltd.	26,000	53,108
Springsoft Inc.	28,000	29,981
Sunplus Technology Co., Ltd.	191,000	185,003
TA Chen Stainless Pipe Co.	144,000	147,544
Taiwan Fire & Marine Insurance Co.	96,000	89,507
Taiwan Mask Corp.	93,000	52,853
Taiwan Navigation Co., Ltd.	98,000	174,349
Taiwan Secom Co., Ltd.	127,000	241,423
Taiwan Semiconductor Manufacturing Co., Ltd.	5,183,000	11,099,232
Taiwan Sogo Shin Kong Secs Co.	70,000	68,955
Teco Electric and Machinery Co., Ltd.	503,000	281,718
Test-Rite International Co.	68,000	40,998
Thye Ming Industrial Co., Ltd.	96,000	141,060
Ton Yi Industrial Corp.	283,000	137,057
Tong-Tai Machine & Tool Co., Ltd.	21,000	23,558
Topco Scientific Co., Ltd.	22,000	29,137
Tung Ho Steel Enterprise Corp.	230,000	412,974
U-Ming Marine Transport Corp.	355,000	935,658
Unimicron Technology Corp.	269,000	305,752
Uni-President Enterprises Co.	754,000	906,698
Unitech Printed Circuit Board Corp.	113,000	91,582
United Integrated Services Co.	90,000	75,610
Universal Scientific Industrial Co., Ltd.	365,000	191,200
UPC Technology Corp.	139,000	73,958
USI Corp.	271,000	143,745
Wah Lee Industrial Corp.	45,000	82,727
Wan Hai Lines Ltd.	796,000	613,659
Wistron Corp.	341,000	487,576
WPG Holdings Co., Ltd.	224,000	226,192
Yang Ming Marine Transport Corp.	474,075	312,374
Yeun Chyang Industrial Co., Ltd.	48,000	37,163
Yung Shin Pharmaceutical Industrial Co., Ltd.	43,000	41,508

Total Taiwan		63,368,211

Thailand—6.1%
Advanced Info Service PCL	918,890	2,542,166
Asia Plus Securities PCL(a)	863,652	67,677
Bangkok Expressway PCL	189,888	92,573
CalComp Electronics (Thailand) PCL	1,411,978	211,153
Delta Electronics Thai PCL	456,462	279,871
Electricity Generating PCL	122,598	309,841
Glow Energy PCL	360,300	317,896
Hana Microelectronics PCL	244,284	133,704
Hemaraj Land and Development PCL	1,741,400	58,854
IRPC PCL	6,258,600	759,980
Kiatnakin Bank PCL	183,398	137,130
Land and Houses PCL	2,067,400	426,651
LPN Development PCL	245,900	42,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Major Cineplex Group PCL	215,786	$94,227
MCOT PCL	163,186	115,184
Phatra Securities PCL	42,500	38,769
Precious Shipping PCL	340,496	225,062
PTT Aromatics & Refining PCL	1,382,589	951,086
PTT Chemical PCL	287,296	902,231
Ratchaburi Electricity Generating Holding PCL	315,696	396,568
Regional Container Lines PCL	158,800	84,541
Rojana Industrial Park PCL	171,700	74,462
Sahaviriya Steel Industries PCL	2,042,000	65,349
Samart Corp. PCL	306,786	67,899
Shin Corp. PCL	334,000	264,723
Siam Cement PCL	397,596	2,295,081
Siam City Cement PCL	78,798	468,994
Siam Makro PCL	51,600	140,440
Thai Oil PCL	772,294	1,201,115
Thai Plastic & Chemical PCL	272,400	175,978
Thai Union Frozen Products PCL(a)	201,284	100,537
Thanachart Capital PCL	322,800	129,371
Thoresen Thai Agencies PCL	141,898	174,004
Ticon Industrial Connection PCL	162,800	77,906
Tisco Bank PCL	223,782	133,861

Total Thailand		13,557,173

Turkey—6.5%
Adana Cimento Class A	60,923	199,306
Akbank TAS	620,067	2,150,228
Akcansa Cimento A.S.	122,165	381,672
Aksigorta A.S.	95,462	321,668
Anadolu Sigorta	54,680	39,801
Arcelik A.S.	84,968	297,426
Cimsa Cimento Sanayi VE Tica	132,291	480,389
Dogus Otomotiv Servis ve Ticaret A.S.	34,049	82,428
Ford Otomotiv Sanayi A.S.	196,842	1,408,659
Mardin Cimento Sanayii	12,302	45,880
Otokar Otobus Karoseri Sanayi A.S.	7,273	71,380
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	149,651	179,919
Tupras Turkiye Petrol Rafine	166,790	3,853,617
Turk Traktor ve Ziraat Makinel A.S.	30,998	229,436
Turkiye Halk Bankasi A.S.	584,803	2,774,071
Turkiye Is Bankasi Class A	536,952	1,756,611
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	64,820	202,513

Total Turkey		14,475,004

TOTAL COMMON STOCKS (Cost: $229,434,156)		218,105,860

MUTUAL FUNDS-0.5%
South Africa-0.5%
Growthpoint Properties Ltd.	481,256	682,402
Hyprop Investments Ltd.	55,918	223,939
Pangbourne Properties Ltd.	106,394	157,658

TOTAL MUTUAL FUNDS (Cost: $1,061,143)		1,063,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

Wisdomtree Emerging Markets High-Yielding Equity Fund

June 30, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.0%
Malaysia—0.0%
IOI Properties Bhd., expiring 7/12/08 (Cost: $0)	22,475	$—

TOTAL LONG-TERM INVESTMENTS (Cost: $230,495,299)		219,169,859

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.3%
MONEY MARKET FUND(b)—0.3%
UBS Private Money Market Fund LLC, 2.15% (Cost: $610,415)(c)	610,415	610,415

TOTAL INVESTMENTS IN SECURITIES—98.7% (Cost: $231,105,714)(d)		219,780,274
Cash, Foreign Currency and Other Assets in Excess of Liabilities—1.3%		3,008,559

NET ASSETS—100.0%		$222,788,833

ADR—American Depositary Receipts.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $325,608 and the total market value of the collateral held by the Fund was $610,415.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$219,780,274
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$219,780,274

See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Telecommunication Services	17.7%
Materials	16.3%
Banks	14.7%
Energy	9.0%
Utilities	7.1%
Semiconductors & Semiconductor Equipment	6.4%
Technology Hardware & Equipment	5.0%
Diversified Financials	4.9%
Transportation	4.0%
Capital Goods	2.2%
Food, Beverages & Tobacco	1.9%
Insurance	1.6%
Consumer Durables & Apparel	1.5%
Retailing	1.3%
Household & Personal Products	1.0%
Food & Staples Retailing	0.8%
Real Estate	0.8%
Automobiles & Components	0.7%
Consumer Services	0.4%
Commercial Services & Supplies	0.3%
Media	0.2%
Health Care Equipment & Services	0.1%
Pharmaceuticals, Biotechnology & Life Sciences	0.0	% #
Mutual Fund	0.5%
Other	1.6%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—94.9%
Argentina—0.5%
Banco Macro S.A. ADR	8,190	$136,118
BBVA Banco Frances S.A.ADR	31,475	166,818

Total Argentina		302,936

Brazil—4.1%
AES Tiete S.A.	29,000	355,366
Brascan Residential Properties S.A.	19,700	107,759
Cia de Saneamento de Minas Gerais-COPASA	16,722	312,572
Equatorial Energia S.A.—ORD	34,500	343,590
Eternit S.A.	22,500	96,196
Grendene S.A.	30,744	348,903
Iguatemi Empresa de Shopping Centers S.A.	9,000	120,472
JHSF Participacoes S.A.	13,700	68,478
LPS Brasil Consultoria de Imoveis S.A.	6,600	134,863
Obrascon Huarte Lain Brasil S.A.	9,362	156,867
Positivo Informatica S.A.	8,000	79,824
Rossi Redidencial S.A.	10,000	75,699
Sao Carlos Empreendimentos e Participacoes S.A.	7,400	60,484
Tegma Gestao Logistica	6,700	83,703
Terna Participacoes S.A.	6,500	130,736
Totvs S.A.	3,440	112,662

Total Brazil		2,588,174

Chile—3.6%
Administradora de Fondos de Pensiones Provida S.A.	107,576	183,734
Almendral S.A.	1,063,628	99,389
Cia Cervecerias Unidas S.A.	41,979	246,975
Cia de Telecomunicaciones de Chile S.A. Class A	109,679	161,912
Cia Sudamericana de Vapores S.A.	52,661	73,453
CorpBanca S.A.	54,538,666	294,971
Empresa Electrica del Norte Grande S.A.	44,377	61,898
Inversiones Aguas Metropolitanas S.A.	180,852	185,331
La Polar S.A.	11,269	45,765
Madeco S.A.	1,049,064	95,540
Quinenco S.A.	184,886	351,211
Sigdo Koppers S.A.	66,905	48,247
Sociedad de Inversiones Pampa Calichera S.A. Class A	20,099	31,849
Sociedad Matriz Banco de Chile Class B	2,159,558	238,926
Sonda S.A.	75,139	93,826
Vina Concha y Toro S.A.	58,398	100,627

Total Chile		2,313,654

China—3.7%
Anhui Expressway Co. Class H	264,030	191,315
Beijing Capital Land Ltd. Class H	570,000	155,705
Dalian Port PDA Co., Ltd. Class H	152,000	84,797
Datang International Power Generation Co., Ltd. Class H	266,000	157,947
Dongfang Electric Corp Ltd. Class H	14,800	43,465
Great Wall Motor Co., Ltd. Class H	108,500	71,940
Guangzhou Shipyard Internation Co., Ltd. Class H	24,000	61,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Huadian Power International Co. Class H	192,000	$50,724
Hunan Non-Ferrous Metal Corp., Ltd. Class H	284,000	72,116
Jiangsu Expressway Co., Ltd. Class H	154,000	126,203
Lianhua Supermarket Holdings Co., Ltd. Class H	60,000	76,794
Lingbao Gold Co., Ltd. Class H	162,000	66,276
Maanshan Iron & Steel Class H	178,000	103,411
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	44,000	63,652
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	212,000	47,852
Sichuan Xinhua Winshare Chainstore Co., Ltd. Class H	253,000	79,494
Sinopec Shanghai Petrochemical Co., Ltd. Class H	264,000	90,737
Sinotrans Ltd. Class H	303,000	74,609
Tong Ren Tang Technologies Co., Ltd. Class H	42,000	56,988
Travelsky Technology Ltd. Class H	165,000	108,555
Weichai Power Co., Ltd. Class H	11,000	47,259
Weiqiao Textile Co., Ltd. Class H	332,000	258,449
Wumart Stores, Inc. Class H	108,000	98,340
Xiamen International Port Co., Ltd. Class H	220,000	55,300
Zhuzhou CSR Times Electric Co., Ltd. Class H	115,000	95,422

Total China		2,338,909

Indonesia—1.0%
Bank Niaga Tbk PT	1,250,500	130,204
Gudang Garam Tbk PT	420,256	293,997
Medco Energi Internasional Tbk PT	376,058	192,720

Total Indonesia		616,921

Israel—7.2%
Avner Oil & Gas Ltd.—LP	1,105,787	87,469
Blue Square-Israel Ltd.	17,507	193,561
Clal Industries and Investments Ltd.	55,449	252,406
Clal Insurance Enterprise Holdings, Inc.	22,673	466,976
Delek Automotive Systems Ltd.	38,514	615,047
Discount Investment Corp.	10,869	284,496
Elbit Imaging Ltd.	5,452	228,160
Gazit Globe Ltd.	13,855	143,920
Harel Insurance Investments & Finances Ltd.	2,840	135,975
IDB Development Corp., Ltd.	17,057	419,533
IDB Holding Corp., Ltd.	4,022	93,882
Industrial Buildings Corp.	63,752	159,030
Ituran Location and Control Ltd.	6,022	71,506
Koor Industries Ltd.	5,097	334,713
Menorah Mivtachim Holdings Ltd.	3,928	33,240
Migdal Insurance & Financial Holding Ltd.	139,532	177,343
Mizrahi Tefahot Bank Ltd.	28,195	223,446
Oil Refineries Ltd	287,531	214,566
Ormat Industries Ltd.	9,892	128,531
Shufersal Ltd.	62,921	337,317

Total Israel		4,601,117

Malaysia—8.3%
Affin Holdings Bhd	185,780	106,322
Alliance Financial Group Bhd	88,500	75,025
Batu Kawan Bhd	104,010	337,415
Berjaya Corp Bhd	928,000	261,288
Berjaya Sports Toto Bhd	436,232	648,841
Gamuda Bhd	717,928	514,140
Hong Leong Financial Group Bhd	208,302	298,348
IJM Corp. Bhd	110,412	185,850
IOI Properties Bhd	81,100	116,655
Lafarge Malayan Cement Bhd	141,300	185,085
Malaysia Airports Holdings Bhd	86,200	76,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Malaysian Bulk Carriers Bhd	481,448	$539,281
Malaysian Pacific Industries	35,700	76,480
Media Prima Bhd	86,500	47,916
Multi-Purpose Holdings Bhd	146,800	66,942
OSK Holdings Bhd	291,600	141,896
POS Malaysia Bhd	200,420	139,236
Sarawak Energy Bhd	216,302	197,270
Shell Refining Co. Federation of Malaya Bhd	91,374	304,812
SP Setia Bhd	251,826	226,586
Star Publications Malaysia Bhd	254,706	272,829
Uchi Technologies Bhd	171,738	105,644
UMW Holdings Bhd	173,426	318,457

Total Malaysia		5,242,823

Mexico—1.9%
Consorcio ARA S.A.B de C.V.	207,702	191,903
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	41,500	86,675
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	29,002	150,446
Grupo Continental S.A.B de C.V.	267,356	680,861
Vitro S.A.B de C.V. Series A	54,406	92,509

Total Mexico		1,202,394

Philippines—2.3%
Aboitiz Equity Ventures, Inc.	968,000	148,774
ABS-CBN Holdings Corp. PDR	114,900	48,627
First Gen Corp.	237,774	148,294
First Philippine Holdings Corp.	209,000	103,581
Jollibee Foods Corp.	99,210	76,239
Megaworld Corp.	2,602,000	70,708
Metropolitan Bank & Trust	116,710	85,788
Petron Corp.	843,286	122,093
PNOC Energy Development Corp.	1,034,000	119,764
Robinsons Land Corp.	776,000	127,907
SM Prime Holding, Inc.	1,683,000	262,412
Universal Robina Corp.	508,532	118,935

Total Philippines		1,433,122

Poland—0.6%
ABG S.A.	20,309	54,141
Asseco Poland S.A.	3,054	81,846
Ciech S.A.	3,142	98,977
Grupa Kety S.A.	1,424	64,876
Grupa Lotos S.A.	5,395	67,219
Impexmetal S.A.	38,743	44,082

Total Poland		411,141

South Africa—11.9%
Aeci Ltd.	16,558	135,372
Afgri Ltd.	141,910	111,488
African Oxygen Ltd.	85,216	275,412
Astral Foods Ltd.	12,468	144,937
AVI Ltd.	64,242	106,275
Capital Property Fund	181,150	99,506
Caxton and CTP Publishers and Printers Ltd.	91,140	128,069
City Lodge Hotels Ltd.	6,730	60,172
Discovery Holdings Ltd.	76,772	212,816
Foschini Ltd.	85,550	322,937
Gold Reef Resorts Ltd.	33,573	65,832
Grindrod Ltd.	72,841	244,256
Illovo Sugar Ltd.	70,668	241,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Investec Ltd.	63,931	$385,472
JD Group Ltd.	38,850	130,275
JSE Ltd.	6,535	45,497
Lewis Group Ltd.	34,972	147,426
Liberty Holdings Ltd.	8,543	237,907
Massmart Holdings Ltd.	39,358	310,212
Medi-Clinic Corp. Ltd.	67,302	159,053
Metropolitan Holdings Ltd.	283,557	395,914
Mondi Ltd.	24,501	149,670
Mr. Price Group Ltd.	66,996	128,375
Northam Platinum Ltd.(a)	69,945	604,011
Peregrine Holdings Ltd.	42,315	60,542
Pick’n Pay Holdings Ltd.	118,092	177,255
Pick’n Pay Stores Ltd.	100,852	347,848
PSG Group Ltd.	38,511	87,666
Rainbow Chicken Ltd.	41,092	76,062
Real Africa Holdings Ltd.	17,010	10,104
Reunert Ltd.	41,697	261,001
Santam Ltd.	20,782	208,958
Spar Group Ltd. (The)	27,203	172,014
Sun International Ltd.	18,620	209,316
Super Group Ltd.	122,615	80,196
Sycom Property Fund	36,864	62,632
Tongaat-Hulett Ltd.	26,656	282,627
Truworths International Ltd.	108,639	318,500
Wilson Bayly Holmes-Ovcon Ltd.	4,022	56,773
Woolworths Holdings Ltd.	252,675	329,233

Total South Africa		7,583,094

South Korea—8.0%
Bukwang Pharmaceutical Co., Ltd.	6,300	156,589
Cheil Worldwide, Inc.	832	197,253
CJ Home Shopping	1,851	121,389
Daegu Bank	28,352	376,743
Daishin Securities Co., Ltd.	8,920	191,011
Dongbu Corp.	5,196	99,345
Doosan Construction & Engineering Co., Ltd.	7,370	64,467
Eugene Investment & Securities Co., Ltd.	49,414	57,867
Glovis Co., Ltd.	1,406	82,259
Halla Climate Control	23,610	234,734
Hanjin Heavy Industries & Construction Co., Ltd.	1,390	59,796
Hankook Tire Co., Ltd.	13,738	191,088
Hanwha Chem Corp.	13,270	147,155
Hotel Shilla Co., Ltd.	4,628	121,225
Hyundai Marine & Fire Insurance Co., Ltd.	9,282	202,313
Hyundai Securities Co.	18,600	224,932
Korea Invesment Holdings Co., Ltd.	3,110	124,424
Korea Kumho Petrochemical Co.	2,510	109,897
Korean Reinsurance Co.	15,436	177,815
Kumho Tire Co., Inc.	12,262	104,796
LG Dacom Corp.	13,394	213,192
LG Telecom Ltd.	23,930	181,411
LS Industrial Systems Co., Ltd.	3,565	175,174
Pusan Bank	26,112	349,475
S1 Corp.	4,432	266,077
Samsung Fine Chemicals Co., Ltd.	3,221	161,658
SFA Engineering Corp.	1,906	121,169
SKC Co., Ltd.	3,816	63,840
Taihan Electric Wire Co., Ltd.	5,000	210,315
Woongjin Coway Co., Ltd.	6,080	178,439
Woongjin Holdings Co., Ltd.	5,760	112,331

Total South Korea		5,078,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Taiwan—27.9%
Ability Enterprise Co., Ltd.	107,000	$118,446
Advantech Co., Ltd	115,212	296,067
Ali Corp.	32,000	37,637
Alpha Networks, Inc.	98,000	84,268
Altek Corp.	64,608	78,969
AmTRAN Technology Co., Ltd.	57,000	43,380
Asia Optical Co., Inc.	57,406	109,505
Aten International Co., Ltd.	26,000	52,766
Aurora Corp./Taiwan	55,000	51,280
AV TECH Corp.	10,000	44,312
Avermedia Technologies, Inc.	28,000	43,679
Catcher Technology Co., Ltd.	63,000	179,537
Cathay No. 1 Real Estate Investment Trust	211,000	72,922
Cathay Real Estate Development Co., Ltd.	159,000	88,790
Cheng Loong Corp.	286,232	95,716
Cheng Shin Rubber Industry Co., Ltd.	135,014	182,596
Cheng Uei Precision Industry Co., Ltd.	44,000	75,235
Chicony Electronics Co., Ltd.	97,000	182,157
China Electric Manufacturing Corp.	116,000	61,529
China Motor Corp.	271,044	175,023
China Steel Chemical Corp.	38,000	109,795
China Synthetic Rubber Corp.	80,000	85,395
Chin-Poon Industrial Co., Ltd	114,000	83,942
Chong Hong Construction Co.	38,000	96,524
Chroma ATE, Inc.	49,000	102,510
Chung Hsin Electric & Machinery Manufacturing Corp.	87,000	60,192
Chung Hung Steel Corp.	309,000	237,199
Chung HWA Pulp	206,422	138,054
Compal Communications, Inc.	154,212	186,459
Continental Engineering Corp.	151,000	86,561
CTCI Corp.	131,000	104,876
Cyberlink Corp.	17,000	81,211
Depo Auto Parts Industrial Co., Ltd.	14,000	36,576
DFI, Inc.	25,000	56,831
D-Link Corp.	89,000	120,219
Eastern Media International Corp.	418,846	146,271
Elite Semiconductor Memory Technology, Inc.	47,000	56,673
Epistar Corp.	58,006	104,725
Eten Information Systems Co., Ltd.	37,000	64,119
Eternal Chemical Co., Ltd.	104,810	87,017
Everlight Electronics Co., Ltd.	60,006	154,992
Far Eastern Department Stores Co., Ltd.	93,000	98,966
Faraday Technology Corp.	73,000	108,227
Feng Hsin Iron & Steel Co.	114,422	297,053
Feng TAY Enterprise Co., Ltd.	160,000	109,380
Formosa International Hotels Corp.	4,000	75,511
Formosa Taffeta Co., Ltd.	557,032	549,637
FSP Technology Inc.	44,000	41,894
Gemtek Technology Corp.	35,000	76,105
GeoVision, Inc.	11,000	61,971
Giant Manufacturing Co., Ltd.	32,000	85,922
Gigabyte Technology Co., Ltd.	211,228	160,058
Global Brands Manufacture Ltd.	36,000	33,802
Globe Union Industrial Corp.	48,000	43,488
Greatek Electronics, Inc.	117,000	136,840
Highwealth Construction Corp.	151,000	163,671
Holtek Semiconductor, Inc.	66,000	71,103
Holystone Enterprise Co., Ltd.	62,000	75,577
Hotai Motor Co., Ltd.	143,222	427,028
HUA ENG Wire & Cable Co., Ltd.	153,000	50,054
Huaku Development Co., Ltd.	40,000	113,728
Hung Poo Real Estate Development Corp.	60,000	82,134
ICP Electronics, Inc.	42,000	46,977
Infortrend Technology, Inc.	65,000	90,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Inventec Appliances Corp.	176,420	$338,274
Inventec Co., Ltd.	527,048	310,816
ITEQ Corp.	68,000	65,529
KEE TAI Properties Co., Ltd.	88,000	43,053
King Yuan Electronics Co., Ltd.	255,028	110,907
Kinpo Electronics, Inc.	400,244	119,995
Kinsus Interconnect Technology Corp.	72,000	158,930
KYE Systems Corp.	74,000	96,788
L&K Engineering Co., Ltd.	46,000	57,589
Largan Precision Co., Ltd.	15,002	191,769
LEE Chang Yung Chem IND Corp.	158,016	153,055
LITE-ON IT Corp.	319,000	215,448
Lite-On Semiconductor Corp.	108,000	67,605
Macronix International	707,000	309,792
Makalot Industrial Co., Ltd.	51,000	72,250
Merida Industry Co., Ltd.	33,000	75,017
Merry Electronics Co., Ltd.	49,000	87,174
Micro-Star International Co., Ltd.	116,412	72,870
MIN AIK Technology Co., Ltd.	32,000	48,496
Mitac International	267,026	180,786
National Petroleum Co., Ltd.	59,000	50,539
Nien Hsing Textile Co., Ltd.	173,000	93,473
Novatek Microelectronics Corp. Ltd.	152,000	441,683
Oriental Union Chemical Corp.	129,000	136,000
Pan-International Industrial	29,000	38,313
Phoenix Precision Technology Corp.	147,216	67,902
Powertech Technology, Inc.	61,208	214,761
President Securities Corp.	176,000	115,389
Prince Housing Development Corp.	60,000	38,151
Radiant Opto-Electronics Corp.	84,000	101,011
Realtek Semiconductor Corp.	61,006	125,015
Richtek Technology Corp.	13,000	101,077
Ruentex Development Co., Ltd.	136,000	105,518
Ruentex Industries Ltd.	99,000	76,322
Sheng Yu Steel Co., Ltd.	69,000	60,696
Shih Wei Navigation Co., Ltd.	76,000	141,218
Shihlin Electric & Engineering Corp.	121,214	141,369
Shin Kong No.1 Real Estate Investment Trust	197,000	65,877
Shin Zu Shing Co., Ltd.	8,000	42,302
Silitech Technology Corp.	23,000	64,409
Sincere Navigation Corp.	135,014	232,637
Sinyi Realty Co.	20,000	56,930
Sitronix Technology Corp.	22,000	47,910
Sonix Technology Co., Ltd.	32,000	65,364
Springsoft, Inc.	43,000	46,042
Sunplus Technology Co., Ltd.	175,220	169,719
TA Chen Stainless Pipe Co.	118,000	120,904
Tainan Spinning Co., Ltd.	217,000	86,148
Taiwan Fire & Marine Insurance Co.	91,000	84,845
Taiwan Glass Industrial Corp.	135,014	143,675
Taiwan Mask Corp.	119,000	67,629
Taiwan Navigation Co., Ltd.	60,000	106,744
Taiwan Secom Co., Ltd.	120,014	228,142
Taiwan-Sogo Shinkong Security Corp.	50,000	49,254
Teco Electric and Machinery Co., Ltd.	393,442	220,358
Test-Rite International Co.	75,000	45,218
Thye Ming Industrial Co., Ltd.	85,000	124,897
Ton Yi Industrial Corp.	232,000	112,358
Topco Scientific Co., Ltd.	34,000	45,030
Transcend Information, Inc.	49,206	126,610
Tripod Technology Corp.	30,004	75,027
Tung Ho Steel Enterprise Corp.	245,032	439,965
TXC Corp.	28,000	47,231
Unimicron Technology Corp.	174,416	198,246
Unitech Printed Circuit Board Corp.	114,000	92,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
United Integrated Services Co., Ltd.	60,000	$50,407
Universal Scientific Industrial Co., Ltd.	245,000	128,340
UPC Technology Corp.	119,000	63,317
USI Corp.	185,000	98,129
Wah Lee Industrial Corp.	41,000	75,373
Walsin Lihwa Corp.	109,000	39,322
Wan Hai Lines Ltd.	783,098	603,712
Winbond Electronics Corp.	370,000	78,015
Wistron NeWeb Corp.	29,000	44,141
WPG Holdings Co., Ltd.	164,000	165,605
Yageo Corp.	176,000	54,447
Yang Ming Marine Transport Corp.	533,752	351,696
Yeun Chyang Industrial Co., Ltd.	57,000	44,131
Yieh Phui Enterprise	109,000	55,662
Yuen Foong Yu Paper Manufacturing Co., Ltd.	347,438	135,070
Yulon Motor Co., Ltd.	202,034	205,009
Yung Shin Pharmaceutical Industrial Co., Ltd.	52,000	50,196
Zinwell Corp	28,000	71,031
Zyxel Communications Corp.	92,010	76,844

Total Taiwan		17,694,770

Thailand—9.1%
Bangkok Dusit Medical Service PCL(a)	118,932	135,170
Bangkok Expressway PCL	214,702	104,670
BEC World PCL	174,278	127,705
Big C Supercenter PCL	39,000	60,072
CalComp Electronics (Thailand) PCL	2,011,404	300,793
Charoen Pokphand Foods PCL	1,751,762	196,998
CP ALL PCL	881,890	282,226
Delta Electronics Thai PCL	582,608	357,215
Electricity Generating PCL	113,712	287,383
Glow Energy PCL	190,176	167,794
Hana Microelectronics PCL	299,390	163,865
Kiatnakin Bank PCL	249,906	186,859
Kim Eng Securities Thailand PCL	206,702	114,989
Land and Houses PCL	1,305,408	269,398
Major Cineplex Group PCL	259,506	113,318
MCOT PCL	233,904	165,100
Minor International PCL	278,426	116,583
Phatra Securities PCL	154,976	141,372
Precious Shipping PCL	459,726	303,872
Ratchaburi Electricity Generating Holding PCL	354,596	445,432
Regional Container Lines PCL	237,104	126,229
Siam City Cement PCL	70,048	416,915
Siam Makro PCL	36,500	99,342
Thai Airways International PCL	335,294	211,596
Thai Plastic & Chemical PCL	193,900	125,265
Thai Union Frozen Products PCL	285,110	142,406
Thanachart Capital PCL	229,700	92,059
Thoresen Thai Agencies PCL(a)	145,376	178,269
Ticon Industrial Connection PCL	169,400	81,065
Tisco Bank PCL	306,152	183,133
TPI Polene PCL	328,194	58,895

Total Thailand		5,755,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Turkey—4.8%
Adana Cimento Class A	60,795	$198,888
Akcansa Cimento A.S.	97,562	304,806
Aksigorta A.S.	87,946	296,342
Albaraka Turk Katilim Bankasi A.S.	27,657	79,169
Anadolu Hayat Emeklilik A.S.	23,683	47,068
Anadolu Sigorta	68,164	49,616
Arcelik A.S.	86,099	301,385
Aselsan Elektronik Sanayi Ve Ticaret A.S.	22,163	90,631
Cimsa Cimento Sanayi VE Tica	105,694	383,807
Dogus Otomotiv Servis ve Ticaret A.S.	40,774	98,709
Eczacibasi Ilac Sanayi VE Tica	21,368	67,108
Mardin Cimento Sanayii	11,621	43,340
Otokar Otobus Karoseri Sanayi A.S.	5,522	54,195
Sekerbank TAS	34,164	66,501
Selcuk Ecza Deposu Ticaret ve S.A.nayi A.S.	144,612	173,861
Tofas Turk Otomobil Fabrikasi A.S.	54,486	158,641
Turcas Petrolculuk A.S.	19,442	75,370
Turk Traktor ve Ziraat Makineleri A.S.	29,923	221,480
Ulker Biskuvi Sanayi A.S.	40,445	86,665
Vestel Beyaz Esya S.A.nayi ve Ticaret A.S.	51,251	160,120
Yazicilar Holding A.S. Class A	21,605	122,806

Total Turkey		3,080,508

TOTAL COMMON STOCKS (Cost: $67,851,658)		60,243,730

MUTUAL FUNDS—1.5%
South Africa—1.5%
Growthpoint Properties Ltd.	394,178	558,927
Hyprop Investments Ltd.	52,737	211,200
Pangbourne Properties Ltd.	108,356	160,565

TOTAL MUTUAL FUNDS (Cost: $928,848)		930,692

RIGHTS*—0.0%
Malaysia—0.0%
IOI Properties Bhd., expiring 7/21/08 (Cost: $0)	17,875	—

TOTAL LONG-TERM INVESTMENTS (Cost: $68,780,506)		61,174,422

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—0.8%
MONEY MARKET FUNDS(b)—0.8%
DWS Money Market Fund, 2.74%	501,511	501,511
UBS Private Money Market Fund LLC, 2.51%	21,139	21,139

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $522,650)(c)		522,650

TOTAL INVESTMENTS IN SECURITIES—97.2% (Cost: $69,303,156)(d)		61,697,072
Foreign Currency and Other Assets in Excess of Liabilities—2.8%		1,748,533

NET ASSETS—100.0%		$63,445,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2008

ADR—American Depositary Receipts.

LP—Limited Partnership

PDR—Philippine Depositary Receipts.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $220,500 and the total market value of the collateral held by the Fund was $522,650.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities

Level 1—Quoted Prices	$61,697,072
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$61,697,072

See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Materials	10.8%
Technology Hardware & Equipment	10.1%
Capital Goods	8.7%
Transportation	7.1%
Consumer Durables & Apparel	6.5%
Real Estate	4.6%
Utilities	5.0%
Retailing	5.0%
Food, Beverages & Tobacco	4.5%
Insurance	4.3%
Banks	4.1%
Semiconductors & Semiconductor Equipment	3.9%
Diversified Financials	3.9%
Food & Staples Retailing	3.3%
Automobiles & Components	2.9%
Consumer Services	2.2%
Media	1.9%
Energy	1.7%
Commercial Services & Supplies	1.3%
Software & Services	0.9%
Telecommunication Services	0.9%
Health Care Equipment & Services	0.8%
Pharmaceuticals, Biotechnology & Life Sciences	0.5%
Mutual Fund	1.5%
Other	3.6%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.7%
Australia—21.3%
Adelaide Brighton Ltd.	82,258	$296,021
Aditya Birla Minerals Ltd.	31,883	67,006
Alumina Ltd.	204,312	929,362
BHP Billiton Ltd.	188,348	7,898,692
BlueScope Steel Ltd.	120,587	1,312,279
Boral Ltd.	137,529	745,685
Brickworks Ltd.	18,774	216,198
Energy Resources of Australia Ltd.	6,764	149,165
Felix Resources Ltd.	2,206	35,989
GRD Ltd.	37,273	23,965
Great Southern Plantations Ltd.	161,546	99,993
Gunns Ltd.	85,103	194,372
Iluka Resources Ltd.	43,132	194,954
Incitec Pivot Ltd.	4,060	720,793
Independence Group NL	12,429	60,830
Kagara Ltd.	20,589	90,888
Macmahon Holdings Ltd.	48,645	77,726
Minara Resources Ltd.	236,782	738,490
Mincor Resources NL	33,085	105,410
Newcrest Mining Ltd.	2,429	68,298
Nufarm Ltd.	13,384	204,476
OneSteel Ltd.	84,062	600,185
Orica Ltd.	30,857	867,629
Oxiana Ltd.	151,404	382,125
Oxiana Ltd.*(a)	745,892	1,868,225
Panoramic Resources Ltd.	31,871	123,563
PaperlinX Ltd.	59,002	97,105
Perilya Ltd.	13,808	9,806
Rio Tinto Ltd.	19,922	2,590,508
Sims Group Ltd.	17,325	693,135
Straits Resources Ltd.	5,614	36,850

Total Australia		21,499,723

Austria—1.0% voestalpine AG	12,292	1,009,971

Belgium—1.6%
Nyrstar	8,219	146,329
Solvay S.A.	7,176	939,428
Tessenderlo Chemie N.V.	2,765	147,333
Umicore	6,712	332,058

Total Belgium		1,565,148

Denmark—0.1%
Auriga Industries Class B	1,387	64,318
Rockwool International AS Class B	520	66,903

Total Denmark		131,221

Finland—4.7%
Ahlstrom Oyj	8,586	194,122
Kemira Oyj	19,350	244,505
M-real Oyj Class B	28,415	59,543
Outokumpu Oyj	24,312	852,281
Rautaruukki Oyj	20,303	929,583
Stora Enso Oyj Class R	105,590	991,520
UPM-Kymmene Oyj	89,941	1,473,749

Total Finland		4,745,303

France—9.7%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Air Liquide S.A.	24,222	$3,200,728
Arkema	4,285	242,369
Ciments Francais S.A.	3,010	493,637
Eramet	925	919,609
Imerys S.A.	8,408	609,505
Lafarge S.A.	23,858	3,660,838
Rhodia S.A.	6,861	126,691
Sa des Ciments Vicat	4,904	387,020
Sequana	9,730	187,028

Total France		9,827,425

Germany—16.4%
BASF AG	113,440	7,831,966
Bayer AG	54,623	4,600,835
H&R WASAG AG	3,786	78,977
HeidelbergCement AG	4,675	678,896
K+S AG	653	376,862
Lanxess AG	7,841	322,189
Linde AG	8,077	1,136,407
Norddeutsche Affinerie AG	4,746	259,247
Pfleiderer AG	4,418	60,350
Salzgitter AG	2,861	524,690
Symrise AG	11,036	239,951
Wacker Chemie AG	2,224	465,194

Total Germany		16,575,564

Ireland—1.6%
CRH PLC	55,061	1,622,250

Italy—0.9%
Buzzi Unicem SpA	11,187	280,425
Cementir Holdings SpA	12,132	81,810
Italcementi SpA	14,876	247,504
Italmobiliare SpA	1,764	138,880
Marazzi Group SpA	9,631	108,191

Total Italy		856,810

Japan—14.1%
ADEKA Corp.	6,700	55,051
Advan Co., Ltd.	2,600	15,158
Aichi Steel Corp.	14,000	60,620
Air Water, Inc.	10,000	117,919
Asahi Kasei Corp.	91,000	477,298
Chuetsu Pulp & Paper Co., Ltd.	13,000	25,263
Chuo Denki Kogyo Co., Ltd.	2,000	29,999
Daicel Chemical Industries Ltd.	13,000	73,336
Daido Steel Co., Ltd.	17,000	95,099
Daiken Corp.	14,000	25,886
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,000	21,791
Daio Paper Corp.	6,000	48,677
Denki Kagaku Kogyo K.K.	30,000	111,504
DIC Corp.	41,000	118,740
DOWA HOLDINGS Co., Ltd.	19,000	138,550
Furukawa-Sky Aluminum Corp.	15,000	40,470
Godo Steel Ltd.	7,000	20,933
Hokuetsu Paper Mills Ltd.	15,500	63,898
JFE Holdings, Inc.	36,400	1,837,083
JSR Corp.	9,900	197,057
Kaneka Corp.	21,000	143,229
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Koatsu Gas Kogyo Co., Ltd.	3,000	$17,405
Kobe Steel Ltd.	188,000	539,144
Kuraray Co., Ltd.	20,500	244,828
KUREHA CORP.	8,000	48,375
Kyoei Steel Ltd.	2,900	55,262
Mitsubishi Chemical Holdings Corp.	100,000	582,991
Mitsubishi Gas Chemical Co., Inc.	25,000	180,652
Mitsubishi Paper Mills Ltd.	17,000	44,743
Mitsubishi Rayon Co., Ltd.	53,000	167,492
Mitsui Chemicals, Inc.	51,000	251,620
Nakayama Steel Works Ltd.	6,000	16,584
Nichiha Corp.	1,900	16,759
Nippon Chemical Industrial Co., Ltd.	4,000	13,018
Nippon Denko Co., Ltd.	4,000	46,224
Nippon Kayaku Co., Ltd.	15,000	93,392
Nippon Light Metal Co., Ltd.	25,000	41,036
Nippon Metal Industry Co., Ltd.(a)	13,000	40,347
Nippon Mining Holdings, Inc.	61,000	382,671
Nippon Shokubai Co., Ltd.	13,000	93,326
Nippon Soda Co., Ltd.	7,000	22,188
Nippon Steel Corp.	337,000	1,827,980
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	15,254
Nippon Yakin Kogyo Co., Ltd.	4,000	26,867
Nissan Chemical Industies Ltd.	10,000	123,202
Nisshin Steel Co., Ltd.	58,000	197,519
Nittetsu Mining Co., Ltd.	4,000	17,509
Nitto Boseki Co., Ltd.	13,000	30,536
NOF Corp.	13,000	62,054
OJI Paper Co., Ltd.	72,000	338,927
OSAKA Titanium Technologies Co.	1,300	68,431
Pacific Metals Co., Ltd.	21,000	172,548
Sanyo Chemical Industries Ltd.	8,000	44,828
Sanyo Special Steel Co., Ltd.	10,000	53,771
Sekisui Jushi Corp.	2,000	16,169
Sekisui Plastics Co., Ltd.	7,000	20,273
Shin-Etsu Chemical Co., Ltd.	17,700	1,098,684
Shin-Etsu Polymer Co., Ltd.	4,700	29,617
Showa Denko K.K.	67,000	178,237
Sumitomo Bakelite Co., Ltd.	17,000	92,854
Sumitomo Chemical Co., Ltd.	79,000	498,571
Sumitomo Light Metal Industries Ltd.	22,000	26,772
Sumitomo Metal Industries Ltd.	273,000	1,202,689
Sumitomo Metal Mining Co., Ltd.	24,000	368,586
Sumitomo Osaka Cement Co., Ltd.	25,000	54,007
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,433
T. Hasegawa Co., Ltd.	2,900	44,182
Taiheiyo Cement Corp.	44,000	88,411
Taiyo Nippon Sanso Corp.	14,000	116,881
Takasago International Corp.	4,000	22,867
Toagosei Co., Ltd.	14,000	51,771
Toho Zinc Co., Ltd.	7,000	31,895
Tokushu Tokai Holdings Co., Ltd.	15,000	28,725
Tokuyama Corp.	7,000	52,167
Tokyo Ohka Kogyo Co., Ltd.	2,200	41,072
Tokyo Steel Manufacturing Co., Ltd.	6,300	72,922
Tosoh Corp.	32,000	131,013
Ube Industries Ltd.	35,000	124,145
Ube Material Industries Ltd.	6,000	13,018
Wood One Co., Ltd.	3,000	17,122
Yamato Kogyo Co., Ltd.	2,200	105,014
Yodogawa Steel Works Ltd.	14,000	72,374
Zeon Corp.	17,000	68,318

Total Japan		14,278,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Netherlands—1.2%
Innoconcepts	1,326	$18,677
James Hardie Industries N.V.	56,053	228,075
Koninklijke DSM N.V.(a)	15,458	910,141

Total Netherlands		1,156,893

New Zealand—0.8%
Fletcher Building Ltd.	143,600	694,017
Nuplex Industries Ltd.	21,455	88,179

Total New Zealand		782,196

Norway—0.6%
Yara International ASA	7,134	631,681

Portugal—0.7%
Cimpor Cimentos de Portugal SGPS S.A.	78,902	532,064
Portucel-Empresa Produtora De Pasta E Papel, S.A.	26,943	86,174
Semapa-Sociedade de Investimento e Gestao	10,043	125,320

Total Portugal		743,558

Singapore—0.1%
Hong Leong Asia Ltd.	47,000	68,840

Spain—1.0%
Acerinox S.A.	17,054	393,100
Cementos Portland Valderrivas S.A.	5,396	409,780
Grupo Empresarial Ence S.A.	6,221	48,811
Tubacex S.A.	6,962	83,803
Tubos Reunidos S.A.	16,399	100,249

Total Spain		1,035,743

Sweden—1.5%
Billerud AB	9,535	72,915
Boliden AB	56,510	461,260
Holmen AB Class B(a)	10,746	316,198
SSAB Svenskt Staal AB Series A	16,259	527,069
SSAB Svenskt Staal AB Series B	6,200	177,280

Total Sweden		1,554,722

Switzerland—3.9%
Ciba Specialty Chemicals AG	13,478	390,605
Holcim Ltd.	26,972	2,191,177
Schmolz + Bickenbach AG	1,162	92,346
Syngenta AG	3,824	1,247,324

Total Switzerland		3,921,452

United Kingdom—17.5%
Anglo American PLC	73,914	5,186,741
Antofagasta PLC	19,245	252,017
BHP Billiton PLC	98,636	3,768,966
Bunzl PLC	28,218	367,554
Croda International PLC	10,274	130,859
Delta PLC	16,782	39,494
Elementis PLC	48,529	75,574
Ennstone PLC	78,532	36,728
Ferrexpo PLC	5,054	39,730
Hochschild Mining PLC	9,016	70,203
Johnson Matthey PLC	4,064	149,304
Kazakhmys PLC	17,949	568,681
Lonmin PLC	8,936	567,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Marshalls PLC	32,717	$99,946
Mondi PLC	60,681	358,066
Rio Tinto PLC	34,747	4,155,326
Vedanta Resources PLC	8,161	355,204
Victrex PLC	5,106	75,908
Xstrata PLC	16,165	1,294,551
Yule Catto & Co. PLC	32,297	79,381

Total United Kingdom		17,671,719

TOTAL COMMON STOCKS (Cost: $98,149,536)		99,679,052

PREFERRED STOCKS—0.3%
Italy—0.3%
Buzzi Unicem SpA	4,202	73,818
Italcementi SpA	13,434	156,628
Italmobiliare SpA	2,011	101,390

TOTAL PREFERRED STOCKS (Cost: $359,894)		331,836

MUTUAL FUNDS—0.0%
Australia—0.0%
Lion Selection Ltd. (Cost: $17,044)	9,255	16,253

TOTAL LONG-TERM INVESTMENTS (Cost: $98,526,474)		100,027,141

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.6%
MONEY MARKET FUND(b)—1.6%
UBS Private Money Market Fund LLC, 2.51% (Cost: $1,632,903)(c)	1,632,903	1,632,903

TOTAL INVESTMENTS IN SECURITIES—100.6% (Cost: $100,159,377)(d)		101,660,044
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(0.6)%		(639,163)

NET ASSETS—100.0%		$101,020,881

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $1,548,787 and the total market value of the collateral held by the Fund was $1,632,903.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Basic Materials Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$101,660,044
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$101,660,044

See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Mining	34.8%
Chemicals	29.8%
Building Materials	14.3%
Iron/Steel	12.7%
Forest Products & Paper	4.4%
Metal Fabricate/Hardware	1.1%
Textiles	0.4%
Oil & Gas	0.4%
Commercial Services	0.4%
Miscellaneous Manufactures	0.3%
Holding Companies-Diversified	0.2%
Engineering & Construction	0.1%
Cosmetics/Personal Care	0.1%
Coal	0.0	% #
Mutual Fund	0.0	% #
Distribution/Wholesale	0.0	% #
Other	1.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—96.5%
Australia—6.0%
Reverse Corp. Ltd.	12,403	$16,902
Telstra Corp. Ltd.	502,973	2,046,554
Washington H. Soul Pattinson & Co., Ltd.	5,216	56,513

Total Australia		2,119,969

Austria—2.2%
Telekom Austria AG	35,270	765,750

Belgium—4.9%
Belgacom S.A.	23,575	1,017,734
Mobistar S.A.	8,565	694,296

Total Belgium		1,712,030

Finland—0.3%
Elisa Oyj	5,715	120,027

France—7.3%
France Telecom S.A.	87,337	2,574,567

Germany—6.8%
Deutsche Telekom AG	145,854	2,389,923

Greece—2.2%
Hellenic Tellecommunications Organizaiton S.A.	30,750	775,171

Hong Kong—10.9%
China Mobile Ltd.	163,500	2,197,488
China Netcom Group Corp. (Hong Kong) Ltd.	261,964	713,917
China Unicom Ltd.	366,000	679,668
Citic 1616 Holdings Ltd.	21,000	5,763
Next Media Ltd.	176,000	67,489
PCCW Ltd.	176,521	106,853

Total Hong Kong		3,771,178

Italy—3.5%
Telecom Italia SpA	613,156	1,236,554

Japan—9.7%
KDDI Corp.	117	724,041
Nippon Telegraph & Telephone Corp.	258	1,265,601
NTT DoCoMo, Inc.	950	1,398,047

Total Japan		3,387,689

Netherlands—3.3%
Koninklijke KPN N.V.	68,089	1,169,326

New Zealand—2.4%
Telecom Corp. of New Zealand Ltd.(a)	308,912	839,353

Norway—2.7%
Telenor ASA	50,400	947,947

Portugal—2.5%
Portugal Telecom, SGPS, S.A.	78,113	887,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Communications Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Singapore—5.1%
Keppel Telecommunications & Transportation Ltd.	4,000	$15,869
MobileOne Ltd.	33,600	46,493
Pacific Century Regional Developments Ltd.	51,000	13,138
Singapore Telecommunications Ltd.	585,000	1,558,680
StarHub Ltd.	67,842	142,310

Total Singapore		1,776,490

Spain—6.5%
Telefonica, S.A.	85,633	2,277,434

Sweden—2.8%
Tele2 AB Class B	6,476	127,036
TeliaSonera AB	116,610	864,589

Total Sweden		991,625

Switzerland—2.7%
Swisscom AG	2,837	949,055

United Kingdom—14.7%
BT Group PLC	404,581	1,609,548
Cable & Wireless PLC	243,977	732,210
Inmarsat PLC	9,691	101,254
Kcom Group PLC	23,159	18,090
Telecom Plus PLC	1,786	10,326
Vodafone Group PLC	897,321	2,663,524

Total United Kingdom		5,134,952

TOTAL COMMON STOCKS (Cost: $34,827,783)		33,826,381

PREFERRED STOCKS—2.6%
Italy—2.6%
Telecom Italia SpA (Cost: $888,711)	560,423	909,464

TOTAL LONG-TERM INVESTMENTS (Cost: $35,716,494)		34,735,845

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.6%
MONEY MARKET FUND(b)—0.6%
UBS Private Money Market Fund LLC, 2.51% (Cost: $220,400)(c)	220,400	220,400

TOTAL INVESTMENTS IN SECURITIES—99.7% (Cost: $35,936,894)(d)		34,956,245
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.3%		116,048

NET ASSETS—100.0%		$35,072,293

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $206,405 and the total market value of the collateral held by the Fund was $220,400.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Communications Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$34,956,245
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$34,956,245

See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Telecommunications	98.6%
Holding Companies-Diversified	0.2%
Media	0.2%
Transportation	0.0	% #
Other	1.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—97.9%
Australia—5.9%
Alesco Corp., Ltd.	813	$5,383
Amalgamated Holdings Ltd.	708	3,309
APN News & Media Ltd.	3,438	9,832
ARB Corp., Ltd.	519	1,918
Aristocrat Leisure Ltd.	2,488	15,328
Austereo Group Ltd.	2,484	3,659
Automotive Holdings Group	501	1,082
Billabong International Ltd.	1,285	13,318
Consolidated Media Holdings Ltd.	7,465	23,640
Corporate Express Australia Ltd.	667	3,367
Crown Ltd.	792	7,061
David Jones Ltd.	4,952	13,354
Fairfax Media Ltd.	10,394	29,226
Fleetwood Corp., Ltd.	21	186
Funtastic Ltd.	1,148	562
GUD Holdings Ltd.	104	756
Harvey Norman Holdings Ltd.	4,690	13,907
JB Hi-Fi Ltd.	318	3,192
Just Group Ltd.	2,066	6,166
Macquarie Communications Infrastructure Group(a)	2,757	8,070
Mitchell Communications Group Ltd.	3,651	2,137
Nomad Building Solutions Ltd.	281	472
Pacific Brands Ltd.	687	1,170
Photon Group Ltd.	1,208	3,455
Prime Media Group Ltd.	989	2,439
Seven Network Ltd.	1,107	7,999
Specialty Fashion Group Ltd.	2,338	1,907
STW Communications Group Ltd.	2,277	2,983
Super Cheap Auto Group Ltd.	789	1,802
TABCORP Holdings Ltd.	5,633	53,031
Tattersall’s Group Ltd.	9,623	21,702
Ten Network Holdings Ltd.	6,540	8,567
Village Roadshow Ltd.	756	1,596
West Australian Newspapers Holdings Ltd.	1,558	11,812

Total Australia		284,388

Denmark—0.1%
Bang & Olufsen A/S Class B	75	3,034

Finland—1.0%
Alma Media Corp.	495	6,723
Amer Sports Oyj	480	7,245
Nokian Renkaat Oyj	165	7,929
Sanoma-WSOY Oyj	796	17,646
Stockmann Oyj Abp Class B	165	6,382
Talentum Oyj	127	592

Total Finland		46,517

France—20.0%
Accor S.A.	935	62,504
Avenir Telecom	231	444
Beneteau S.A.	23	504
Canal Plus S.A.	377	3,623
Compagnie Generale des Etablissements Michelin Class B	492	35,378
Derichebourg	31	271
Havas S.A.	661	2,437
Hermes International	153	24,106
IMS-International Metal Service	64	2,168
IPSOS	53	1,728
JC Decaux S.A.	536	13,672
Kaufman & Broad S.A.	75	3,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Lagardere SCA	432	$24,619
LVMH Moet Hennessy Louis Vuitton S.A.	1,037	108,782
M6, Metropole Television	907	19,692
NRJ Group	490	5,034
PagesJaunes Groupe S.A.	2,585	38,080
Peugeot S.A.	1,014	55,101
PPR S.A.	622	69,285
Publicis Groupe	501	16,245
Rallye S.A.	280	16,477
Renault S.A.	1,946	159,740
SEB S.A.	105	6,169
Societe BIC S.A.	115	6,016
Societe Television Francaise 1 S.A.	1,692	28,338
Thomson	2,390	12,502
Trigano S.A.	62	1,375
Valeo S.A.	460	14,785
Vivendi	5,922	224,862

Total France		957,149

Germany—10.0%
adidas AG	253	15,988
Bayerische Motoren Werke AG	1,561	75,136
Beate Uhse AG	1,689	2,954
Continental AG	404	41,545
DaimlerChrysler AG	3,473	214,936
Douglas Holding AG	171	8,918
Fielmann AG	86	6,290
Gerry Weber International AG	71	2,240
GfK AG	14	628
Kloeckner & Co. AG	48	2,751
Metro AG	542	34,619
Praktiker Bau- und Heimwerkermaerkt AG	125	2,645
Puma AG Rudolf Dassler Sport	17	5,709
Takkt AG	141	2,486
Volkswagen AG	217	62,662

Total Germany		479,507

Hong Kong—1.0%
CITIC Pacific Ltd.	5,000	18,435
Denway Motors Ltd.	30,000	11,581
Fountain Set (Holdings) Ltd.	2,000	254
Hongkong & Shanghai Hotels Ltd. (The)	3,000	4,540
Oriental Press Group Ltd.	10,000	1,436
Shaw Brothers (Hong Kong) Ltd.	2,000	5,976
Television Broadcasts Ltd.	1,000	5,771

Total Hong Kong		47,993

Ireland—0.3%
Independent News & Media PLC	4,746	11,665
Paddy Power PLC	119	3,763

Total Ireland		15,428

Italy—4.3%
Arnoldo Mondadori Editore SpA	1,525	8,974
Benetton Group SpA	547	6,408
Brembo SpA	299	3,109
Bulgari SpA	1,368	13,827
Cairo Communication SpA	1,238	4,672
Fiat SpA	2,409	39,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Geox SpA	913	$9,314
Gruppo Editoriale L’Espresso SpA	3,308	8,099
Indesit Co. SpA	801	8,954
Landi Renzo SpA	76	469
Lottomatica SpA	763	22,829
Mediaset SpA	8,181	53,974
Piaggio & C SpA	1,163	2,290
Pirelli & C SpA	8,832	6,088
RCS MediaGroup SpA	3,823	8,758
Sogefi SpA	548	2,536
Tod’s SpA	143	7,861

Total Italy		207,673

Japan—26.7%
ABC-Mart, Inc.	100	2,575
Aisan Industry Co., Ltd.	100	964
Aisin Seiki Co., Ltd.	300	9,849
Alpen Co., Ltd.	100	1,712
Alpine Electronics, Inc.	200	2,115
AOKI Holdings, Inc.	100	1,555
Avex Group Holdings, Inc.	300	3,359
Belluna Co., Ltd.	150	1,027
Best Denki Co., Ltd.	500	2,939
Bridgestone Corp.	900	13,780
Calsonic Kansei Corp.	1,000	4,009
Culture Convenience Club Co., Ltd.	300	1,452
Daidoh Ltd.	500	4,896
DENSO CORP.	1,000	34,432
Don Quijote Co., Ltd.	100	1,833
Doshisha Co., Ltd.	100	1,595
Edion Corp.	400	3,339
Exedy Corp.	100	2,637
Fast Retailing Co., Ltd.	100	9,490
France Bed Holdings Co., Ltd.	3,000	4,500
Fuji Heavy Industries Ltd.	1,000	4,905
FUJIFILM Holdings Corp.	200	6,886
Futaba Industrial Co., Ltd.	100	2,316
Gulliver International Co., Ltd.	70	1,856
Gunze Ltd.	1,000	4,519
Hanwa Co., Ltd.	1,000	6,188
Heiwa Corp.	700	7,422
Hitachi High-Technologies Corp.	100	2,321
Honda Motor Co., Ltd.	3,200	108,976
Inaba Denki Sangyo Co., Ltd.	100	2,924
Isetan Mitsukoshi Holdings Ltd.	340	3,647
Isuzu Motors Ltd.	1,000	4,821
ITOCHU Corp.	3,000	32,008
J Front Retailing Co., Ltd.	381	2,016
Kanto Auto Works Ltd.	200	2,600
Keihin Corp.	100	1,518
Keiyo Co., Ltd.	400	1,928
Kenwood Corp.	3,000	3,255
Koei Co., Ltd.	100	1,351
Konami Corp.	100	3,500
Kurabo Industries Ltd.	2,000	4,113
Marubeni Corp.	2,000	16,735
Marui Co., Ltd.	1,100	8,582
Mazda Motor Corp.	1,000	5,198
Mitsubishi Corp.	2,800	92,449
Mitsui & Co., Ltd.	3,000	66,365
Mitsui Home Co., Ltd.	1,000	5,434
Mizuno Corp.	1,000	5,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Namco Bandai Holdings, Inc.	600	$6,803
Nifco, Inc.	200	4,726
Nissan Motor Co., Ltd.	14,600	120,789
Nissin Kogyo Co., Ltd.	100	1,520
Nitori Co., Ltd.	50	2,575
Onward Kashiyama Co., Ltd.	1,000	10,518
Oriental Land Co., Ltd.	100	5,981
Parco Co., Ltd.	200	2,496
Plenus Co., Ltd.	100	1,516
Point, Inc.	20	574
RESORTTRUST, Inc.	120	1,567
Right On Co., Ltd.	200	2,147
Riken Corp.	1,000	4,490
Ryohin Keikaku Co., Ltd.	100	5,358
Sanei-International Co., Ltd.	200	3,132
Sangetsu Co., Ltd.	300	5,253
Sankyo Co., Ltd.	200	13,057
Sankyo Seiko Co., Ltd.	500	1,203
Sega Sammy Holdings, Inc.	200	1,747
Seiko Holdings Corp.	1,000	4,481
Seiren Co., Ltd.	500	3,005
Sekisui Chemical Co., Ltd.	1,000	6,820
Sekisui House, Ltd.	2,000	18,697
Sharp Corp.	1,000	16,311
Shimachu Co., Ltd.	100	2,443
Sojitz Corp.	100	334
Sony Corp.	700	30,639
Sumitomo Corp.	3,000	39,479
Sumitomo Rubber Industries, Inc.	600	4,483
Sundrug Co., Ltd.	100	2,033
Suzuki Motor Corp.	300	7,103
Teijin Ltd.	2,000	6,868
Toei Co., Ltd.	1,000	5,773
Toho Co., Ltd.	100	2,047
Tokai Rika Co., Ltd.	100	2,071
Token Corp.	60	2,558
Tokyo Broadcasting System, Inc.	100	1,901
TOMY Co., Ltd.	200	1,291
Topre Corp.	100	906
Toray Industries, Inc.	2,000	10,734
Toyo Tire & Rubber Co., Ltd.	1,000	3,189
Toyobo Co., Ltd.	3,000	5,915
Toyoda Gosei Co., Ltd.	100	2,924
Toyota Auto Body Co., Ltd.	200	3,739
Toyota Boshoku Corp.	200	5,368
Toyota Motor Corp.	6,900	326,107
Toyota Tsusho Corp.	300	7,047
Trusco Nakayama Corp.	100	1,501
Unitika Ltd.	3,000	3,085
UNY Co., Ltd.	1,000	9,867
Xebio Co., Ltd.	100	2,198
Yamada Denki Co., Ltd.	40	2,853
Yamaha Corp.	400	7,735
Yamaha Motor Co., Ltd.	500	9,372
Yokohama Rubber Co., Ltd. (The)	1,000	4,707
Zensho Co., Ltd.	100	537

Total Japan		1,279,284

Netherlands—1.6%
Beter BED Holdings N.V.	118	1,980
Corporate Express	634	9,160
Hunter Douglas N.V.	90	5,436
Macintosh Retail Group N.V.	92	2,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Reed Elsevier N.V.	1,835	$30,964
Telegraaf Media Groep N.V.	211	6,898
Wolters Kluwer N.V.	934	21,838

Total Netherlands		78,305

New Zealand—0.5%
Fisher & Paykel Appliances Holdings Ltd.	2,587	3,899
Sky City Entertainment Group Ltd.	4,598	10,709
Sky Network Television Ltd.	441	1,383
Warehouse Group Ltd. (The)	2,408	7,514

Total New Zealand		23,505

Norway—0.2%
Ekornes ASA	400	5,890
Schibsted ASA	200	5,674

Total Norway		11,564

Portugal—0.2%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	1,466	5,728
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	661	5,499

Total Portugal		11,227

Singapore—1.0%
Hotel Plaza Ltd.	3,000	3,754
Hotel Properties Ltd.	1,000	1,980
HupSteel Ltd.	7,000	1,571
Jardine Cycle & Carriage Ltd.	1,000	12,512
KS Energy Services Ltd.	1,000	1,391
SC Global Developments Ltd.	1,000	891
Singapore Press Holdings Ltd.	7,000	21,897
Stamford Land Corp., Ltd.	7,000	3,194

Total Singapore		47,190

Spain—3.0%
Adolfo Dominguez	61	1,385
Antena 3 de Television S.A.	2,505	20,484
Cie Automotive, S.A.	190	1,949
Gestevision Telecinco, S.A.	2,961	37,881
Inditex S.A.	1,518	69,982
Promotora de Informaciones, S.A.	432	4,628
Vocento, S.A.	631	7,804

Total Spain		144,113

Sweden—4.5%
BE Group AB	200	1,920
Bilia AB Class A	300	2,169
Clas Ohlson AB Class B	100	1,371
Electrolux AB Series B	1,501	19,214
Eniro AB	2,700	9,830
H&M Hennes & Mauritz AB Class B	2,905	157,678
Hakon Invest AB	500	8,561
Haldex AB	30	453
JM AB	300	3,903
Modern Times Group Class B	50	2,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
New Wave Group AB Class B	200	$1,260
Nobia AB	12	58
SkiStar AB	200	2,859
TradeDoubler AB	100	1,704

Total Sweden		213,927

Switzerland—1.4%
Compagnie Financiere Richemont AG	814	45,471
Highlight Communications AG	322	3,627
Swatch Group AG (The)	181	8,494
Swatch Group AG (The) Class B	45	11,277

Total Switzerland		68,869

United Kingdom—16.2%
Aegis Group PLC	1,149	2,464
Barratt Developments PLC	12,174	14,052
Bellway PLC	771	6,943
Bloomsbury Publishing PLC	483	1,298
Bovis Homes Group PLC	741	5,014
Brammer PLC	1,239	6,781
British Sky Broadcasting Group PLC	4,344	40,805
BSS Group PLC	1,021	6,792
Burberry Group PLC	1,318	11,882
Carnival PLC	822	26,257
Carpetright PLC	616	8,091
Carphone Warehouse Group PLC	1,955	7,700
Centaur Media PLC	1,393	1,823
Cineworld Group PLC	1,260	2,746
Clinton Cards PLC	3,796	3,079
Compass Group PLC	5,835	44,070
Daily Mail & General Trust N.V.	1,350	8,430
Debenhams PLC	1,575	1,403
DSG International PLC	2,717	2,406
Electrocomponents PLC	4,321	12,641
Enterprise Inns PLC	2,180	17,614
Euromoney Institutional Investor PLC	458	3,053
Findel PLC	804	2,672
Future PLC	3,154	1,616
Game Group PLC	655	3,787
GKN PLC	3,748	16,634
Halfords Group PLC	1,115	5,964
Headlam Group PLC	811	5,459
HMV Group PLC	3,157	8,136
Holidaybreak PLC	318	2,652
Home Retail Group PLC	3,368	14,612
Inchcape PLC	2,459	15,636
Informa PLC	1,383	11,367
Intercontinental Hotels Group PLC	1,104	14,787
ITV PLC	20,357	18,110
JJB Sports PLC	3,128	7,019
John Menzies PLC	638	5,168
Johnston Press PLC	3,859	3,994
Kesa Electricals PLC	1,974	6,217
Kingfisher PLC	9,063	20,255
Ladbrokes PLC	3,394	17,342
Lookers PLC	1,641	2,482
Luminar Group Holdings PLC	351	1,872
Marks & Spencer Group PLC	8,350	54,589
Mitchells & Butlers PLC	943	3,847
Mothercare PLC	537	3,420
N. Brown Group PLC	1,852	6,745
Next PLC	1,131	21,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Pearson PLC	3,280	$40,113
Pendragon PLC	8,791	2,624
Persimmon PLC	3,178	19,987
Punch Taverns PLC	591	3,681
Raymarine PLC	639	1,650
Redrow PLC	1,092	3,097
Reed Elsevier PLC	2,635	30,206
Restaurant Group PLC	167	415
Rightmove PLC	265	1,413
Signet Group PLC	2,895	2,866
Taylor Nelson Sofres PLC	678	3,134
Taylor Wimpey PLC	19,605	24,191
Topps Tiles PLC	3,443	4,659
Travis Perkins PLC	621	6,649
Trinity Mirror PLC	3,772	8,182
United Business Media PLC	664	7,209
UTV PLC	692	1,828
Wetherspoon (J.D.) PLC	125	500
WH Smith PLC	779	5,790
Whitbread PLC	715	17,531
William Hill PLC	1,917	12,218
Wilmington Group PLC	153	579
Wolseley PLC	3,613	27,072
Woolworths Group PLC	23,331	3,780
WPP Group PLC	2,286	22,030
Yell Group PLC	9,929	13,931

Total United Kingdom		776,883

TOTAL COMMON STOCKS
(Cost: $5,187,170)		4,696,556

PREFERRED STOCKS—0.1%
Italy—0.1%
Fiat SpA (Cost: $4,029)	298	3,582

RIGHTS*—0.0%
United Kingdom—0.0%
UTV Media, expiring 7/14/08 (Cost: $0)	461	39

TOTAL LONG-TERM INVESTMENTS (Cost: $5,191,199)		3,621

TOTAL INVESTMENTS IN SECURITIES—98.0% (Cost: $5,191,199)(b)		4,700,177
Cash, Foreign Currency and Other Assets in Excess of Liabilities—2.0%		97,139

NET ASSETS—100.0%		$4,797,316

*	Non-income producing security.
(a)	Stapled security—Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$4,700,177
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$4,700,177

See Notes to Schedule of Investments.

WisdomTree International Consumer Discretionary Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Auto Manufacturers	25.2%
Entertainment	24.8%
Retail	17.0%
Distribution/Wholesale	7.7%
Auto Parts & Equipment	4.9%
Lodging	4.1%
Apparel	3.3%
Holding Companies-Diversified	2.7%
Home Builders	2.3%
Home Furnishings	2.3%
Food Service	1.8%
Electrical Components & Equipment	0.8%
Housewares	0.4%
Building Materials	0.2%
Investment Companies	0.2%
Miscellaneous Manufactures	0.2%
Iron/Steel	0.1%
Oil & Gas Services	0.0	% #
Commercial Services	0.0	% #
Real Estate	0.0	% #
Other	2.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.0%
Australia—8.5%
ABB Grain Ltd.	1,026	$8,172
ABC Learning Centres Ltd.	95,543	91,688
Australian Agricultural Co., Ltd.	5,072	13,288
AWB Ltd.	16,375	37,871
Campbell Brothers Ltd.	1,048	27,456
Coca-Cola Amatil Ltd.	32,209	216,675
Flight Centre Ltd.	4,435	70,948
Foster’s Group Ltd.	79,240	385,536
Futuris Corp., Ltd.	33,608	35,477
Goodman Fielder Ltd.	93,224	125,695
GrainCorp Ltd.	1,928	15,172
Invocare Ltd.	3,017	18,356
Iress Market Technology Ltd.	3,366	20,221
Lion Nathan Ltd.	21,462	176,096
Metcash Ltd.	7,630	27,092
Navitas Ltd.	13,096	26,266
Ramsay Health Care Ltd.	1	8
Ridley Corp., Ltd.	12,700	14,199
Seek Ltd.	8,828	42,359
Select Harvests Ltd.	2,995	17,245
Skilled Group Ltd.	6,859	19,747
Woolworths Ltd.	34,921	819,367

Total Australia		2,208,934

Belgium—5.7%
Colruyt S.A.	310	81,967
Delhaize Group	1,873	126,155
InBev N.V.	18,246	1,267,189
Omega Pharma S.A.	362	15,308

Total Belgium		1,490,619

Denmark—0.3%
Carlsberg A/S Class B	525	50,743
Danisco A/S	548	35,253

Total Denmark		85,996

Finland—0.5%
HKSkan Oyj	1,179	16,737
Kesko OYJ Class B	3,311	107,306
Raisio PLC Class V	6,919	18,532

Total Finland		142,575

France—13.5%
Carrefour S.A.	14,073	797,331
Casino Guichard Perrachon S.A.	2,226	252,517
Christian Dior S.A.	3,245	334,879
Clarins	624	42,983
Fimalac	683	47,564
Groupe Danone	8,859	622,518
L’Oreal S.A.	9,227	1,004,548
Pernod-Ricard S.A.	3,265	335,657
Remy Cointreau S.A.	1,076	58,877

Total France		3,496,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Germany—1.2%
Beiersdorf AG	1,795	$132,271
Henkel KGaA	3,126	117,416
Suedzucker AG	3,187	57,845

Total Germany		307,532

Hong Kong—0.3%
China Travel International Investment Hong Kong Ltd.	14,000	3,788
Cross-Harbour (Holdings) Ltd.	18,000	15,951
Shanghai Industrial Holdings Ltd.	22,000	64,611
Vitasoy International Holdings Ltd.	4,000	1,898

Total Hong Kong		86,248

Ireland—0.6%
C&C Group PLC	11,722	64,086
Fyffes PLC	16,092	15,466
Glanbia PLC	2,890	21,947
Greencore Group PLC	6,286	19,065
Iaws Group PLC	528	13,227
Kerry Group PLC Class A	693	20,527
Total Produce PLC	13,783	12,161

Total Ireland		166,479

Italy—2.0%
Davide Campari-Milano SpA	3,011	25,191
Luxottica Group SpA	8,645	202,948
MARR SpA	1,952	20,144
Parmalat SpA	94,247	246,495
Safilo Group SpA	8,492	18,852
Sol SpA	1,829	12,391

Total Italy		526,021

Japan—7.7%
Aeon Co., Ltd.	6,000	74,204
Ajinomoto Co., Inc.	7,000	66,299
Asahi Breweries, Ltd.	3,600	67,310
Circle K Sunkus Co., Ltd.	400	7,041
Coca-Cola West Holdings Co., Ltd.	1,500	35,022
FamilyMart Co., Ltd.	600	24,565
Fancl Corp.	500	5,967
Fuji Oil Co., Ltd.	1,800	17,643
Fujicco Co., Ltd.	1,000	11,028
Heiwado Co., Ltd.	800	12,543
Hokuto Corp.	500	12,122
House Foods Corp.	500	8,066
Itoham Foods, Inc.	3,000	14,858
Izumiya Co., Ltd.	2,000	11,924
Japan Tobacco, Inc.	69	294,863
Kagome Co., Ltd.	500	7,212
Kao Corp.	7,000	183,906
Kasumi Co., Ltd.	2,000	12,905
Kato Sangyo Co., Ltd.	600	7,188
Kikkoman Corp.	1,000	12,235
Kirin Brewery Co., Ltd.	8,000	125,126
Kyokuyo Co., Ltd.	5,000	9,717
Lawson, Inc.	2,200	107,297
Mandom Corp.	600	15,254
Marudai Food Co., Ltd.	5,000	10,990
Maruha Nichiro Holdings, Inc.	6,000	9,452
Meitec Corp.	500	14,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mercian Corp.	4,000	$9,207
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	15,984
Milbon Co., Ltd.	400	7,943
Ministop Co., Ltd.	700	15,023
Mitsui Sugar Co., Ltd.	5,000	18,443
Morinaga & Co., Ltd.	7,000	13,405
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	15,056
Nippon Flour Mills Co., Ltd.	3,000	13,443
Nippon Meat Packers, Inc.	3,000	40,696
Nippon Suisan Kaisha Ltd.	1,100	5,614
Nisshin Oillio Group Ltd. (The)	1,000	4,226
Nisshin Seifun Group, Inc.	2,500	31,461
Nissin Food Products Co., Ltd.	1,300	43,658
Nosan Corp.	5,000	12,688
Park24 Co., Ltd.	4,900	29,722
Pigeon Corp.	600	12,084
QP Corp.	1,000	8,792
Rock Field Co., Ltd.	900	11,878
Ryoshoku Ltd.	700	13,339
Sakata Seed Corp.	1,200	17,286
Sanrio Co., Ltd.	200	1,951
Seven & I Holdings Co., Ltd.	9,800	280,118
Shiseido Co., Ltd.	5,000	114,617
Showa Sangyo Co., Ltd.	5,000	14,056
Starzen Co., Ltd.	6,000	13,301
Uni-Charm Corp.	500	35,612
Yakult Honsha Co., Ltd.	500	14,103
Yokohama Reito Co., Ltd.	2,000	14,546

Total Japan		2,007,186

Netherlands—8.5%
CSM N.V.	1,577	55,134
Heineken Holding N.V.	3,159	145,035
Heineken N.V.	6,019	307,446
Koninklijke Ahold N.V.	12,983	174,689
Koninklijke Wessanen N.V.	3,410	39,435
Nutreco Holding N.V.	694	46,700
Randstad Holdings N.V.	5,341	186,814
Sligro Food Group N.V.	480	19,360
Unilever N.V. CVA	40,053	1,137,791
USG People N.V.	3,001	54,516
Vedior N.V.	2,033	50,449

Total Netherlands		2,217,369

New Zealand—0.1%
PGG Wrightson Ltd.	8,375	15,936
Ryman Healthcare Ltd.	1	1

Total New Zealand		15,937

Norway—1.2%
Cermaq ASA	1,787	21,314
Leroy Seafood Group ASA	800	15,196
Orkla ASA	20,900	268,356
Salmar ASA	2,000	15,510

Total Norway		320,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Portugal—0.4%
Jeronimo Martins SGPS S.A.	6,511	$47,343
Sonae SGPS, S.A.	38,602	46,527

Total Portugal		93,870

Singapore—0.4%
Petra Foods Ltd.	16,000	11,600
Wilmar International Ltd.	24,000	89,383

Total Singapore		100,983

Spain—0.2%
Ebro Puleva S.A.	2,382	45,561

Sweden—1.9%
Aarhuskarlshamn AB	1,218	33,308
Axfood AB	2,022	67,060
Svenska Cellulosa AB Class A	3,600	52,516
Svenska Cellulosa AB SCA Class B	19,600	277,772
Swedish Match AB	3,429	70,400

Total Sweden		501,056

Switzerland—11.0%
Adecco S.A.	3,265	162,514
Givaudan SA	61	54,676
Nestle S.A.	57,820	2,620,234
Swissquote Group Holding S.A.	250	11,192

Total Switzerland		2,848,616

United Kingdom—34.0%
Associated British Foods PLC	11,795	178,049
AstraZeneca PLC	1	43
British American Tobacco PLC	48,897	1,692,261
Britvic PLC	4,366	25,155
Cadbury Schweppes PLC	35,454	446,284
Capita Group PLC	5,098	69,752
Cranswick PLC	1,307	16,868
Dairy Crest Group PLC	5,403	35,484
Devro PLC	8,822	14,265
Diageo PLC	60,834	1,118,675
Dignity PLC	904	13,763
Greggs PLC	237	17,348
Hays PLC	53,313	96,021
Imperial Tobacco Group PLC	23,289	867,182
J. Sainsbury PLC	43,836	277,642
Marston’s PLC	10,775	37,902
Mcbride PLC	9,529	14,650
Michael Page International PLC	6,289	29,256
Northern Foods PLC	18,430	22,557
PayPoint PLC	1,313	15,548
Premier Foods PLC	37,166	70,453
PZ Cussons PLC	5,677	19,122
Reckitt Benckiser PLC	9,403	476,255
Robert Walters PLC	4,729	11,811
Robert Wiseman Dairies PLC	2,492	15,895
SABMiller PLC	25,088	575,180
Safestore Holdings PLC	4,905	14,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Staples Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
SSL International PLC	1,384	$12,291
Sthree PLC	4,882	15,618
Tate & Lyle PLC	17,882	141,462
Tesco PLC	150,872	1,108,851
Thomas Cook Group PLC	8,006	37,284
Thomson Reuters PLC	6,840	182,954
Tui Travel PLC	31,556	128,742
Unilever PLC	29,391	835,857
Wm. Morrison Supermarkets PLC	31,764	168,310

Total United Kingdom		8,803,262

TOTAL INVESTMENTS IN SECURITIES—98.0%
(Cost: $26,477,030)(a)		25,465,494
Cash, Foreign Currency and Other Assets in Excess of Liabilities—2.0%		530,956

NET ASSETS—100.0%		$25,996,450

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$25,465,494
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$25,465,494

See Notes to Schedule of Investments.

WisdomTree International Consumer Staples Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Food	45.7%
Beverages	19.4%
Agriculture	12.1%
Cosmetics/Personal Care	7.3%
Commercial Services	3.7%
Household Products/Wares	2.3%
Retail	2.3%
Forest Products & Paper	1.3%
Healthcare-Services	0.9%
Holding Companies-Diversified	0.8%
Media	0.7%
Leisure Time	0.4%
Chemicals	0.3%
Miscellaneous Manufactures	0.2%
Internet	0.2%
Distribution/Wholesale	0.1%
Diversified Financial Services	0.1%
Pharmaceuticals	0.1%
Storage/Warehousing	0.1%
Toys/Games/Hobbies	0.0	% #
Other	2.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.6%
Australia—10.7%
Beach Petroleum Ltd.	11,823	$15,204
Caltex Australia Ltd.	141,042	1,767,683
Centennial Coal Co., Ltd.	7,049	37,882
Downer EDI Ltd.	16,672	109,915
Gloucester Coal Ltd.	722	8,938
MacArthur Coal Ltd.	1,907	30,873
New Hope Corp., Ltd.	15,959	81,935
Santos Ltd.	101,415	2,087,575
Woodside Petroleum Ltd.	43,675	2,829,107
WorleyParsons Ltd.	52,255	1,898,546

Total Australia		8,867,658

Austria—2.8%
OMV AG	28,870	2,267,938
Schoeller-Bleckmann Oilfield Equipment AG	104	11,216

Total Austria		2,279,154

Finland—2.6%
Neste Oil Oyj(a)	72,002	2,123,648

France—12.9%
Etablissements Maurel et Prom	85,290	2,014,336
Technip S.A.	22,369	2,071,964
TOTAL S.A.	76,887	6,565,751

Total France		10,652,051

Greece—2.3%
Motor Oil (Hellas) Corinth Refineries S.A.	94,798	1,926,731

Hong Kong—4.0%
CNOOC Ltd.	1,920,318	3,305,012

Italy—11.9%
Eni SpA	152,274	5,685,994
ERG SpA	6,298	151,124
Gas Plus	1,700	18,374
Saipem SpA	46,525	2,186,613
Saras SpA	324,303	1,849,659

Total Italy		9,891,764

Japan—5.2%
AOC Holdings, Inc.	800	8,226
Cosmo Oil Co., Ltd.	35,000	126,786
Idemitsu Kosan Co., Ltd.	1,100	97,750
Itochu Enex Co., Ltd.	3,800	24,878
Mitsuuroko Co., Ltd.	800	4,754
Nippon Oil Corp.	290,000	1,950,568
San-Ai Oil Co., Ltd.	1,000	4,368
Showa Shell Sekiyu K.K.	20,200	221,618
Sinanen Co., Ltd.	2,000	8,207
TonenGeneral Sekiyu K.K.(a)	203,250	1,848,337

Total Japan		4,295,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Energy Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Netherlands—2.4%
Fugro N.V.	2,419	$206,761
SBM Offshore N.V.	48,571	1,793,770

Total Netherlands		2,000,531

New Zealand—0.3%
New Zealand Oil & Gas Ltd.	13,219	17,909
New Zealand Refining Co., Ltd. (The)	34,808	192,070

Total New Zealand		209,979

Norway—7.7%
Aker ASA Class A	38,960	1,864,454
Statoil ASA	121,493	4,529,645

Total Norway		6,394,099

Portugal—2.1%
Galp Energia SGPS S.A. Class B	79,672	1,777,465

Singapore—2.4%
CH Offshore Ltd.	17,000	8,008
Singapore Petroleum Co., Ltd.	410,753	1,995,341
Straits Asia Resources Ltd	2,000	5,196

Total Singapore		2,008,545

Spain—6.5%
Cia Espanola de Petroleos S.A.	17,750	1,971,604
Repsol YPF, S.A.	85,388	3,367,363

Total Spain		5,338,967

United Kingdom—25.8%
BG Group PLC	97,867	2,545,642
BP PLC	539,582	6,263,222
Hellenic Petroleum S.A.	124,473	1,710,109
Hunting PLC	1,789	31,331
JKX Oil & Gas PLC	1,798	18,768
John Wood Group PLC	6,337	62,364
Royal Dutch Shell PLC Class A	132,487	5,439,488
Royal Dutch Shell PLC Class B	127,221	5,114,412
Tullow Oil PLC	8,102	153,986
Venture Production PLC	2,950	51,018

Total United Kingdom		21,390,340

TOTAL COMMON STOCKS (Cost: $75,490,428)		82,461,436

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—3.6%
MONEY MARKET FUNDS(b)—3.6%
DWS Money Market Fund, 2.74%	401,209	401,209
UBS Private Money Market Fund LLC, 2.51%	2,548,791	2,548,791

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $2,950,000)(c)		2,950,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Energy Sector Fund

June 30, 2008

Investments	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES—103.2% (Cost: $78,440,428)(d)	$85,411,436
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(3.2)%	(2,615,635)

NET ASSETS—100.0%	$82,795,801

(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $2,806,592 and the total market value of the collateral held by the Fund was $2,950,000.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$85,411,436
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$85,411,436

See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Oil & Gas	86.9%
Oil & Gas Services	7.7%
Engineering & Construction	2.4%
Holding Companies-Diversified	2.3%
Coal	0.2%
Distribution/Wholesale	0.1%
Gas	0.0	% #
Other	0.4%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—96.4%
Australia—12.8%
AMP Ltd.	17,230	$110,618
ASX Ltd.	1,270	38,269
Australia & New Zealand Banking Group Ltd.	17,707	318,100
Australian Wealth Management Ltd.	1,546	1,921
AXA Asia Pacific Holdings Ltd.	6,778	30,441
Babcock & Brown Infrastructure Group(a)	8,312	5,424
Babcock & Brown Ltd.	2,103	15,136
Bank of Queensland Ltd.	207	2,582
Becton Property Group(a)	1,844	2,531
Bendigo and Adelaide Bank Ltd.	1,488	15,608
Challenger Financial Services Group Ltd.	3,949	7,162
Commonwealth Bank of Australia	11,075	426,932
Emeco Holdings Ltd.	1,316	1,351
FKP Property Group(a)	1,618	7,608
FlexiGroup Ltd.	10,859	4,325
HFA Holdings Ltd.	1,898	2,113
Insurance Australia Group Ltd.	18,558	61,798
IOOF Holdings Ltd.	200	979
Lend Lease Corp. Ltd.	3,809	34,908
Macquarie Group Ltd.	2,089	97,508
National Australia Bank Ltd.	13,576	345,247
Octaviar Ltd.	1,501	1,426
Peet Ltd.	1,174	2,343
Perpetual Ltd.	359	14,735
QBE Insurance Group Ltd.	4,876	104,815
St.George Bank Ltd.	4,280	111,349
Suncorp-Metway Ltd.	8,551	107,006
Sunland Group Ltd.	2,080	4,531
Timbercorp Ltd.	3,966	2,912
Trinity Group	3,443	3,304
Westpac Banking Corp.	15,587	299,161

Total Australia		2,182,143

Austria—1.1%
Bank Austria Creditanstalt AG	571	116,413
Erste Bank der Oesterreichischen Sparkassen AG	207	12,896
IMMOFINANZ AG	2,364	24,396
Raiffeisen International Bank Holding AG	137	17,521
Vienna Insurance Group	188	12,423

Total Austria		183,649

Belgium—3.3%
Cofinimmo	53	9,645
Dexia N.V.	6,208	99,375
Fortis N.V.	16,822	269,280
KBC Groep N.V.	1,667	185,243

Total Belgium		563,543

Denmark—0.9%
Danske Bank A/S	3,812	110,331
Sydbank A/S	50	1,907
TrygVesta A/S	476	33,688

Total Denmark		145,926

Finland—0.8%
Citycon Oyj	1,006	5,088
Pohjola Bank PLC Class A	1,250	21,703
Ramirent Oyj	580	6,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sampo Oyj Class A	3,941	$99,657
Technopolis Oyj	630	5,132

Total Finland		137,629

France—10.7%
ABC Arbitrage	339	2,548
Altamir Amboise	460	4,711
AXA S.A.	14,109	419,247
BNP Paribas	5,864	531,614
CNP Assurances	615	69,533
Credit Agricole S.A.	20,832	426,028
Euler Hermes S.A.	372	27,693
Fonciere Des Regions	227	27,825
ICADE	168	19,622
Klepierre	840	42,351
Natixis	7,536	83,707
Nexity	613	16,651
SCOR	694	15,920
Societe Fonciere Financiere et de Participations FFP	82	7,710
Societe Generale	1,228	106,974
Societe Immobiliere de Location pour l’Industrie et le Commerce	54	6,789
Wendel	138	14,046

Total France		1,822,969

Germany—5.8%
Allianz SE	1,740	306,769
AMB Generali Holding AG	125	22,692
Commerzbank AG	2,172	64,472
DAB Bank AG	1,246	9,423
Deutsche Bank AG	3,307	285,787
Deutsche Boerse AG	310	35,015
Deutsche Postbank AG	486	42,696
Hannover Rueckversicherung AG	586	28,945
Hypo Real Estate Holding AG	523	14,733
MLP AG	719	12,937
MPC Munchmeyer Petersen Capital AG	108	5,692
Muenchener Ruckversicherungs—Gesellschaft AG	908	159,168
Sixt AG	14	554
Vivacon AG	329	3,136

Total Germany		992,019

Hong Kong—3.7%
Bank of East Asia Ltd.	6,600	35,846
BOC Hong Kong (Holdings) Ltd.	44,500	117,849
Cheung Kong (Holdings) Ltd.	5,000	67,394
China Everbright Ltd.	2,000	3,858
China Overseas Land & Investment Ltd.	10,000	15,800
Dah Sing Banking Group Ltd.	1,600	2,840
Dah Sing Financial Holdings Ltd.	400	3,227
Fubon Bank Hong Kong Ltd.	4,000	3,252
Guangzhou Investment Co., Ltd.	22,000	3,329
Hang Seng Bank Ltd.	6,900	145,567
Henderson Investment Ltd.	32,000	3,037
Hong Kong Exchanges and Clearing Ltd.	4,000	58,481
Hopewell Holdings Ltd.	4,000	14,210
Shenzhen Investment Ltd.	22,000	7,928
Shun TAK Holdings Ltd.	8,000	7,490
Sino Land Co.	14,000	27,830
Sun Hung Kai & Co., Ltd.	3,000	2,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sun Hung Kai Properties Ltd.	6,000	$81,412
Wharf Holdings Ltd.	1,000	4,187
Wing Hang Bank Ltd.	1,000	13,248
Wing Lung Bank	500	9,804

Total Hong Kong		629,048

Ireland—1.1%
Allied Irish Banks PLC	4,669	72,083
Anglo Irish Bank Corp. PLC	2,461	23,458
Bank of Ireland	6,893	60,117
FBD Holdings PLC	159	4,246
Irish Life & Permanent PLC	2,264	24,060

Total Ireland		183,964

Italy—10.3%
Alleanza Assicurazioni SpA	5,030	54,643
Anima SGRpA	1,062	2,409
Assicurazioni Generali SpA	4,811	184,724
Azimut Holding SpA	319	2,812
Banca Carige SpA	3,230	11,425
Banca Generali SpA	341	2,586
Banca Intermobiliare SpA	727	5,441
Banca Monte dei Paschi di Siena SpA	58,114	164,719
Banca Popolare dell’Etruria e del Lazio	655	6,790
Banca Popolare di Milano S.c.r.l.	1,473	13,832
Banca Popolare di Sondrio S.c.r.l	579	7,161
Banco di Desio e della Brianza SpA	854	8,201
Credito Artigiano SpA	2,548	10,036
Credito Emiliano SpA	963	8,481
Ergo Previdenza SpA	965	5,667
Fondiaria-Sai SpA	671	22,243
Gruppo MutuiOnline SpA	447	2,997
IFIL- Investments SpA	1,664	10,828
Intesa Sanpaolo SpA	98,907	565,284
Mediobanca SpA	3,749	63,793
Mediolanum SpA(b)	2,555	10,637
Meliorbanca SpA	748	3,698
Milano Assicurazioni SpA	3,086	15,924
Piccolo Credito Valtellinese Scarl	883	9,286
Pirelli & C Real Estate SpA	646	12,621
Premafin Finanziaria SpA	1,567	3,066
Societa Cattolica di Assicurazioni S.c.r.l.	252	11,117
Tamburi Investment Partners SpA	515	1,489
UniCredito Italiano SpA	72,500	444,059
Unione di Banche Italiane SCPA	3,160	74,133
Unipol Gruppo Finanziario SpA	10,734	25,351
Vittoria Assicurazioni SpA	59	1,043

Total Italy		1,766,496

Japan—4.2%
Aioi Insurance Co., Ltd.	2,000	10,679
Bank of Kyoto Ltd. (The)	2,000	20,924
Bank of Yokohama Ltd. (The)	2,000	13,848
Century Leasing System, Inc.	400	4,283
Daiwa Securities Group, Inc.	1,000	9,207
Eighteenth Bank Ltd. (The)	2,000	7,188
Hiroshima Bank Ltd. (The)	4,000	17,848
Hokuhoku Financial Group, Inc.	4,000	11,622
Hyakujushi Bank Ltd. (The)	3,000	17,094
Leopalace21 Corp.	400	5,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.	10,760	$95,516
Mitsui Sumitomo Insurance Group Holdings Inc.	900	31,074
Mizuho Financial Group, Inc.	14	65,506
Mizuho Investors Securities Co., Ltd.	11,000	13,075
Mizuho Trust & Banking Co., Ltd.	4,000	6,905
Nishi-Nippon City Bank Ltd. (The)	5,000	14,905
Nomura Holdings, Inc.	4,400	65,291
Nomura Real Estate Holdings, Inc.	100	2,113
Oita Bank Ltd. (The)	3,000	18,990
Okasan Holdings, Inc.	3,000	15,565
Resona Holdings, Inc.	16	24,603
Sankei Building Co., Ltd.	100	636
SBI Holdings, Inc.	4	877
Shinko Securities Co., Ltd.	2,000	5,905
Shinsei Bank Ltd.	5,000	17,169
Sompo Japan Insurance, Inc.	1,000	9,415
Sumitomo Mitsui Financial Group, Inc.	8	60,299
Sumitomo Real Estate Sales Co., Ltd.	50	1,943
Sumitomo Trust & Banking Co., Ltd. (The)	1,000	7,000
Suruga Bank Ltd.	1,832	23,867
T&D Holdings, Inc.	450	27,720
Tokai Tokyo Securities Co., Ltd.	4,000	14,528
Tokio Marine Holdings, Inc.	1,100	42,960
Tokyu Land Corp.	2,000	11,376
Tokyu Livable, Inc.	300	2,621
Toyo Securities Co., Ltd.	2,000	6,622
Urban Corp.	1,600	4,694
Yamaguchi Financial Group, Inc.	1,000	13,867

Total Japan		723,471

Netherlands—3.3%
AEGON N.V.	8,647	114,617
ING Groep N.V.	13,203	421,345
Plaza Centers N.V.	1,929	6,142
SNS Reaal	822	15,969

Total Netherlands		558,073

Norway—0.9%
ABG Sundal Collier Holding	7,927	11,828
Acta Holding ASA	5,881	6,697
DnB NOR ASA	8,500	108,139
Norwegian Property ASA	800	3,722
SpareBank 1 SMN	600	5,890
Sparebanken Nord-Norge	350	5,910
Sparebanken 1 SR Bank	800	7,335
Storebrand ASA	503	3,733

Total Norway		153,254

Portugal—0.4%
Banco BPI, S.A.	1,419	5,891
Banco Comercial Portugues, S.A. Class R	8,580	18,588
Banco Espirito Santo, S.A.	2,421	37,801

Total Portugal		62,280

Singapore—1.8%
Allco Commercial Real Estate Investment Trust	7,000	3,916
Ascott Residence Trust	3,000	2,363
Cambridge Industrial Trust	2,000	986
CapitaLand Ltd.	3,000	12,586
DBS Group Holdings Ltd.	6,466	89,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Frasers Centrepoint Trust	2,000	$1,752
Guocoland Ltd.	4,000	6,418
Ho Bee Investment Ltd.	8,000	4,858
K-REIT Asia	5,000	5,115
Macarthurcook Industrial Real Estate Investment Trust	2,000	1,325
Orchard Parade Holdings Ltd.	3,000	2,296
Oversea-Chinese Banking Corp. Ltd.	8,000	48,107
Singapore Exchange Ltd.	4,000	20,344
United Overseas Bank Ltd.	7,139	97,838
UOB-Kay Hian Holdings Ltd.	8,000	10,599
Wing Tai Holdings Ltd.	4,000	4,740
Yanlord Land Group Ltd.	1,000	1,362

Total Singapore		314,362

Spain—6.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	18,955	363,452
Banco de Sabadell S.A.	5,544	46,906
Banco de Valencia S.A.	38	1,874
Banco Espanol de Credito S.A.	2,472	36,883
Banco Guipuzcoano S.A.	53	793
Banco Pastor S.A.	204	2,893
Banco Popular Espanol, S.A.	6,385	88,426
Banco Santander S.A.	30,016	551,894
Bankinter, S.A.	1,340	15,264
Bolsas y Mercados Espanoles	156	5,813
Grupo Catalana Occidente S.A.	164	4,628
Mapfre S.A.	10,203	48,869
Renta Corp. Real Estate S.A.	311	2,499

Total Spain		1,170,194

Sweden—2.6%
D. Carnegie & Co. AB	991	13,262
Fabege AB	1,600	10,719
Investment AB Class B	400	7,531
Kungsleden AB	2,000	14,829
Lundbergforetagen AB	88	4,389
Nordea Bank AB	12,873	177,836
Ratos AB Class B	678	19,104
Skandinaviska Enskilda Banken AB Class A	2,400	44,686
Svenska Handelsbanken AB Class A	3,600	85,880
Swedbank AB Class A	3,200	61,975

Total Sweden		440,211

Switzerland—3.4%
Baloise Holding AG	216	22,817
Credit Suisse Group AG	4,862	223,863
EFG International AG	506	13,884
Helvetia Holding AG	3	1,171
Julius Baer Holdings AG	373	25,267
Partners Group Holding AG	157	21,717
Swiss Reinsurance Co.	1,577	105,355
Vontobel Holding AG	511	17,508
Zurich Financial Services AG	604	155,062

Total Switzerland		586,644

United Kingdom—22.5%
Aberdeen Asset Management PLC	2,181	5,751
Admiral Group PLC	703	11,172
Alliance & Leicester PLC	5,781	33,940
Amlin PLC	2,888	14,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Ashmore Group PLC	1,761	$7,588
Ashtead Group PLC	2,349	2,992
Aviva PLC	15,397	153,518
Barclays PLC	63,890	370,644
Beazley Group PLC	2,324	5,145
Big Yellow Group PLC	739	4,221
Bluebay Asset Management PLC	284	1,270
Bradford & Bingley PLC	15,448	19,830
Brewin Dolphin Holdings PLC	1,399	3,258
Brit Insurance Holdings PLC	4,084	14,244
Chesnara PLC	3,183	9,169
Close Brothers Group PLC	983	10,818
Collins Stewart PLC	4,173	6,125
Development Securities PLC	356	2,055
DTZ Holdings PLC	1,146	4,544
Evolution Group PLC	2,807	5,042
F&C Asset Management PLC	4,268	12,507
Friends Provident PLC	11,404	23,195
Hammerson PLC	957	16,998
HBOS PLC	53,247	292,476
Helphire PLC	1,234	3,886
Henderson Group PLC	2,821	6,176
Highway Insurance Holdings PLC	4,146	4,208
HSBC Holdings PLC	66,267	1,023,069
ICAP PLC	1,877	20,246
Investec PLC	3,291	20,173
Jardine Lloyd Thompson Group PLC	2,080	15,678
Lavendon Group PLC	596	2,930
Legal & General Group PLC	32,619	65,047
Lloyds TSB Group PLC	57,079	352,999
London Stock Exchange Group PLC	530	8,227
Man Group PLC	5,072	62,987
Mucklow A & J Group PLC	434	2,591
New Star Asset Management Group PLC	1,904	3,846
Northgate PLC	615	4,321
Old Mutual PLC	37,875	69,950
Provident Financial PLC	1,301	20,584
Prudential PLC	8,582	91,034
Quintain Estates & Development PLC	1,426	5,342
ROK PLC	1,191	1,944
Royal Bank of Scotland Group (The) PLC	191,688	820,197
RSA Insurance Group PLC	10,498	26,241
Schroders PLC	148	2,414
Schroders PLC	823	14,970
Shore Capital Group PLC	5,394	3,650
Speedy Hire PLC	219	2,489
St. James’s Place PLC	715	3,120
Standard Chartered PLC	4,091	116,426
Standard Life PLC	6,553	27,354
Unite Group PLC	567	2,629

Total United Kingdom		3,835,628

TOTAL COMMON STOCKS (Cost: $21,158,046)		16,451,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
PREFERRED STOCKS—0.2%
Italy—0.2%
Fondiaria-Sai SpA	59	$1,319
IFIL—Investments SpA	574	3,312
Intesa Sanpaolo SpA	5,212	27,037

Total Preferred Stocks (Cost: $32,217)		31,668

RIGHTS*—0.0%
United Kingdom—0.0%
Barclays PLC, expiring 7/17/08	13,690	2,588
HBOS PLC, expiring 7/18/08	21,298	4,557

Total Rights (Cost: $0)		7,145

TOTAL LONG-TERM INVESTMENTS (Cost: $21,190,263)		16,490,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND(c)—0.1%
UBS Private Money Market Fund LLC, 2.51% (Cost: $11,250)(d)	11,250	11,250

TOTAL INVESTMENTS IN SECURITIES—96.7% (Cost: $21,201,513)(e )		16,501,566
Cash, Foreign Currency and Other Assets in Excess of Liabilities—3.3%		569,429

NET ASSETS—100.0%		$17,070,995

*	Non-income producing security.
(a)	Stapled security—Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Security, or portion thereof, was on loan at June 30, 2008.
(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $10,700 and the total market value of the collateral held by the Fund was $11,250.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Financial Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$16,385,153
Level 2—Other Significant Observable Inputs	116,413
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$16,501,566

See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Banks	66.2%
Insurance	19.8%
Diversified Financial Services	5.9%
Real Estate	2.7%
REITS	0.9%
Investment Companies	0.7%
Holding Companies-Diversified	0.2%
Commercial Services	0.1%
Home Builders	0.0	% #
Electric	0.0	% #
Venture Capital	0.0	% #
Internet	0.0	% #
Engineering & Construction	0.0	% #
Machinery-Diversified	0.0	% #
Other	3.5%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.3%
Australia—9.8%
Amcor Ltd.	45,000	$218,080
Ansell Ltd.	3,292	29,254
Ausdrill Ltd.	5,903	14,445
Austal Ltd.	16,330	40,275
Bradken Ltd.	7,211	59,512
Brambles Ltd.	45,423	380,542
Cabcharge Australia Ltd.	2,472	19,452
Coffey International Ltd.	5,549	9,532
ConnectEast Group(a)	67,421	55,642
Crane Group Ltd.	4,941	61,452
CSR Ltd.	78,148	183,737
GWA International Ltd.	27,477	65,921
Hills Industries Ltd.	16,493	50,490
Leighton Holdings Ltd.	6,815	332,560
Macquarie Airports(a)	118,018	233,306
Macquarie Infrastructure Group(a)	48,470	107,913
Monadelphous Group Ltd.	4,319	54,462
Pacific Magazines Ltd.	27,196	24,011
Qantas Airways Ltd.	197,521	576,236
Regional Express Holdings Ltd.	23,005	23,401
Spotless Group Ltd.	3,911	9,721
Toll Holdings Ltd.	23,743	137,165
Transfield Services Ltd.	11,183	79,630
Transpacific Industries Group Ltd.	5,457	31,421
Transurban Group(a)	80,052	324,957
United Group Ltd.	6,462	76,337
Virgin Blue Holdings Ltd.	103,261	46,574
Wattyl Ltd.	1,932	2,596
Wesfarmers Ltd.	34,342	1,229,270
WHK Group Ltd.	25,800	27,731

Total Australia		4,505,625

Austria—0.9%
Andritz AG	994	62,722
BWT AG	836	34,483
Flughafen Wien AG	834	79,629
Mayr Melnhof Karton AG	253	23,913
Oesterreichische Post AG	1,782	67,945
Palfinger AG	475	15,791
Wienerberger AG	2,844	119,505

Total Austria		403,988

Belgium—0.8%
Bekaert S.A.	648	100,105
Compagnie Maritime Belge S.A.	2,266	137,845
Euronav N.V.	2,114	102,586
EVS Broadcast Equipment S.A.	458	40,973

Total Belgium		381,509

Denmark—1.0%
A/S Dampskibsselskabet Torm	2,737	96,564
D/S Norden	1,675	180,471
DSV A/S	1,690	40,523
FLSmidth & Co. A/S	800	87,885
NKT Holding A/S	600	48,485
Sjaelso Gruppen	143	3,036

Total Denmark		456,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Finland—2.7%
Cargotec Corp.	1,683	$58,628
Finnair Oyj	4,429	32,378
Fiskars Oyj Abp	1,862	31,977
Huhtamaki Oyj	3,197	27,401
KCI Konecranes Oyj	1,210	50,139
Kone Oyj	3,952	139,102
Lassila & Tikanoja Oyj	1,885	46,242
Metso Oyj	6,531	298,099
PKC Group Oyj	2,026	22,249
Poyry Oyj	1,513	39,333
Rapala VMC Oyj	3,409	21,645
Uponor Corp.	6,143	90,398
Wartsila Oyj Class B	4,583	288,469
YIT Oyj	4,029	101,439

Total Finland		1,247,499

France—14.2%
Aeroports de Paris	2,287	214,179
Air France-KLM	10,222	245,444
Alstom S.A.	1,148	265,287
Assystem	1,768	25,404
Bourbon S.A.	159	9,893
Bouygues S.A.	11,844	786,740
Carbone Lorraine	1,088	60,014
Cie de Saint-Gobain S.A.(b)	16,815	1,052,826
Haulotte Group	1,204	17,585
Legrand S.A.	8,591	216,704
Manitou BF S.A.	1,234	36,999
Nexans S.A.	632	78,037
Schneider Electric S.A.	10,345	1,118,279
Seche Environnement S.A.	210	27,710
Societe Des Autoroutes Paris-Rhin-Rhone	2,637	250,447
Teleperformance	837	30,911
Thales S.A.	5,697	324,928
Vallourec S.A.	1,621	569,305
VINCI S.A.	18,115	1,113,102
Zodiac S.A.	1,512	69,442

Total France		6,513,236

Germany—11.4%
Arques Industries AG	2,720	24,856
Bilfinger Berger AG	978	85,257
CTS Eventim AG	479	19,207
Demag Cranes AG	878	41,901
Deutsche Lufthansa AG	25,728	555,340
Deutsche Post AG	44,416	1,161,662
Elexis AG	702	18,803
Fraport AG Frankfurt Airport Services Worldwide	2,548	173,025
Heidelberger Druckmaschinen AG	2,216	45,493
Hochtief AG	1,404	142,922
IDS Scheer AG	1,694	20,017
Indus Holding AG	946	32,030
Krones AG	504	43,158
KUKA AG	966	31,398
MAN AG	3,664	407,041
Medion AG	399	6,286
MTU Aero Engines Holding AG	858	28,010
Rheinmetall AG	672	48,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Siemens AG	14,402	$1,600,173
ThyssenKrupp AG	11,595	728,548

Total Germany		5,213,735

Hong Kong—3.8%
Beijing Enterprises Holdings Ltd.	5,500	17,987
Cathay Pacific Airways Ltd.	138,000	262,994
China Everbright International Ltd.	34,000	10,552
China Merchants Holdings International Co., Ltd.	30,000	115,999
China Resources Enterprise	34,000	97,019
Guangdong Investment Ltd.	126,000	51,063
Hong Kong Aircraft Engineering Co. Ltd.	4,000	61,610
Hung Hing Printing Group Ltd.	152,000	40,352
Hutchison Whampoa Ltd.	64,000	645,135
MTR Corp.	84,000	264,471
New World Development Ltd.	59,000	120,157
Shougang Concord International Enterprises Co., Ltd.	80,000	26,162
Singamas Container Holdings Ltd.	44,000	11,455
Techtronic Industries Co.	26,500	22,328
Tianjin Development Holdings Ltd.	6,000	3,809

Total Hong Kong		1,751,093

Ireland—0.3%
DCC PLC	1,151	28,653
Kingspan Group PLC	3,946	39,044
McInerney Holdings PLC	23,644	18,822
Smurfit Kappa Group PLC	5,907	48,209

Total Ireland		134,728

Italy—2.1%
Astaldi SpA	1,836	15,187
Autostrada Torino-Milano SpA	1,931	33,436
Atlantia SpA	12,932	391,812
CIR-Compagnie Industriali Riunite SpA	2,379	6,578
Finmeccanica SpA	8,899	233,867
Gemina SpA	50,404	61,545
Gewiss SpA	1,828	10,433
I.M.A. Industria Macchine Automatiche SpA	1,644	36,392
Navigazione Montanari SpA	10,225	41,725
Panariagroup Industrie Ceramiche SpA	4,498	22,749
Premuda SpA	17,128	38,455
Prysmian SpA	2,645	67,052
Societa Iniziative Autostradali e Servizi SpA	1,138	13,734

Total Italy		972,965

Japan—13.7%
Aeon Delight Co., Ltd.	100	2,047
Aichi Corp.	5,400	37,594
Amada Co., Ltd.	8,000	63,167
Asahi Glass Co., Ltd.	19,000	230,139
Asahi Organic Chemicals Industry Co., Ltd.	12,000	37,017
Asahi Pretec Corp.	800	24,980
Asunaro Aoki Construction Co., Ltd.	1,500	6,863
Canon Marketing Japan, Inc.	1,000	17,622
Chiyoda Corp.	1,000	10,886
Chofu Seisakusho Co., Ltd.	800	16,301
Chugoku Marine Paints Ltd.	2,000	13,811
Dai Nippon Printing Co., Ltd.	11,000	162,398
Daifuku Co., Ltd.	1,500	14,787
Daiichi Chuo Kisen Kaisha(a)	8,000	54,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Daikin Industries, Ltd.	1,600	$80,902
Daikoku Denki Co., Ltd.	500	6,745
Eagle Industry Co., Ltd.	1,000	7,773
Fanuc Ltd.	3,100	303,259
Fuji Electric Holdings Co., Ltd.	21,000	74,289
Fujimi, Inc.	1,200	18,169
Furukawa Co., Ltd.	5,000	8,632
Gun-Ei Chemical Industry Co., Ltd.	10,000	21,225
Hankyu Hanshin Holdings, Inc.	22,000	92,562
Haseko Corp	11,000	14,735
Hitachi Cable Ltd.	8,000	30,112
Hitachi Chemical Co., Ltd.	1,700	35,201
Hitachi Construction Machinery Co., Ltd.	2,300	64,549
Hitachi Koki Co., Ltd.	1,400	23,086
Hitachi Ltd.	25,000	180,652
Hitachi Tool Engineering Ltd.	1,000	12,933
Idec Corp.(b)	800	9,615
Iino Kaiun Kaisha Ltd.	2,400	21,916
Inui Steamship Co., Ltd.	600	8,875
JGC Corp.	5,000	98,580
JS Group Corp.	7,200	114,583
JTEKT Corp.	500	7,943
Juki Corp.	4,000	11,471
Kaga Electronics Co., Ltd.	800	10,543
Kajima Corp.	1,000	3,500
Kandenko Co., Ltd.	6,000	40,300
Kawasaki Heavy Industries Ltd.	6,000	16,018
Kawasaki Kisen Kaisha Ltd.	16,000	150,483
Keihin Electric Express Railway Co., Ltd.(b)	6,000	37,244
Keio Corp.	8,000	40,526
Kintetsu Corp.	16,000	50,262
Kitz Corp.	5,000	25,612
Komatsu Ltd.	11,600	323,910
Kubota Corp.	21,000	151,153
Kurita Water Industries Ltd.	1,600	59,317
Kyodo Printing Co., Ltd.	8,000	24,904
Lintec Corp.	800	13,924
Mabuchi Motor Co., Ltd.	800	43,470
Maeda Corp.	3,000	10,330
Makita Corp.	2,000	81,883
Maruichi Steel Tube Ltd.	1,000	31,319
Maruzen Showa Unyu Co., Ltd.	6,000	18,905
Matsuda Sangyo Co., Ltd.	500	12,570
Matsushita Electric Works Ltd.	8,000	81,732
Minebea Co., Ltd.	8,000	45,809
Mitsubishi Heavy Industries Ltd.	34,000	162,294
Mitsubishi Materials Corp.	13,000	55,677
Mitsubishi Steel Manufacturing Co., Ltd.	3,000	13,839
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	25,357
Mitsui Mining & Smelting Co., Ltd.	7,000	20,669
Mitsui O.S.K. Lines Ltd.	21,000	299,731
Miura Co., Ltd.	800	18,829
Nagoya Railroad Co., Ltd.	8,000	22,490
Neturen Co., Ltd.	300	2,864
NGK Insulators Ltd.	1,000	19,480
Nihon Yamamura Glass Co., Ltd.	16,000	29,282
Nikkiso Co., Ltd.	1,000	6,943
Nippo Corp.	4,000	22,339
Nippon Densetsu Kogyo Co., Ltd.	6,000	54,507
Nippon Express Co., Ltd.	16,000	76,827
Nippon Koei Co., Ltd.	8,000	22,037
Nippon Sheet Glass Co., Ltd.	8,000	39,621
Nippon Signal Co., Ltd.	1,600	9,132
Nippon Valqua Industries Ltd.	8,000	25,206
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nippon Yusen K.K.	28,000	$269,685
Nishimatsu Construction Co., Ltd.	8,000	21,056
Nishi-Nippon Railroad Co., Ltd.	8,000	27,244
Nissha Printing Co., Ltd.	100	5,764
Nitto Denko Corp.	2,200	84,675
Nitto Kogyo Corp.	800	7,675
Nitto Kohki Co., Ltd.	800	15,773
NOK Corp.	100	1,592
Nomura Co., Ltd.	6,000	20,263
NSK Ltd.	8,000	70,110
NTN Corp.	8,000	53,356
Obayashi Corp.	8,000	36,300
Odakyu Electric Railway Co., Ltd.	8,000	52,073
Okabe Co., Ltd.	4,600	21,220
OKUMA Corp.	6,000	59,714
Okumura Corp.(b)	8,000	32,451
Organo Corp.	1,000	11,886
OSG Corp.	1,600	18,112
Pack Corp. (The)	1,600	21,086
Ryosan Co., Ltd.	800	17,207
Sakata INX Corp.	5,000	20,188
Sankyo-Tateyama Holdings, Inc.	4,000	4,717
Sanshin Electronics Co., Ltd.	4,000	41,432
Sanwa Shutter Corp.	8,000	30,338
Secom Co., Ltd.	2,500	121,692
Shikoku Chemicals Corp.	5,000	21,697
Shimizu Corp.	16,000	75,921
Shinko Electric Co., Ltd.	2,000	6,245
Shinwa Kaiun Kaisha Ltd.	6,000	32,829
Sodick Co Ltd.	3,900	19,315
Sohgo Security Services Co., Ltd.	2,100	25,496
Sumitomo Electric Industries Ltd.	6,400	81,385
Sumitomo Heavy Industries Ltd.	3,000	20,348
Taihei Dengyo Kaisha Ltd.	1,000	9,179
Taihei Kogyo Co., Ltd.	3,000	10,471
Taikisha Ltd.	1,600	25,161
Taisei Corp.	16,000	38,187
Taiyo Ink Manufacturing Co., Ltd.	700	15,254
Takiron Co., Ltd.	8,000	22,490
Tamron Co., Ltd.	200	3,783
THK Co., Ltd.	1,600	31,093
Tobu Railway Co., Ltd.	8,000	37,960
Tocalo Co., Ltd.	800	12,701
Toda Corp.	8,000	29,282
Toho Titanium Co., Ltd.	600	11,801
Tokai Rubber Industries, Inc.	1,600	20,663
Tokyo Energy & Systems, Inc.	4,000	22,301
Tokyo Kikai Seisakusho Ltd.(b)	8,000	17,282
Tokyu Community Corp.	400	9,188
Tokyu Corp.	8,000	41,583
Tomoku Co., Ltd.	10,000	20,376
Tonami Transportation Co., Ltd.	8,000	17,735
Toppan Forms Co., Ltd.	1,300	15,612
Toppan Printing Co., Ltd.	8,000	88,222
Topy Industries Ltd.	8,000	23,697
Tosho Printing Co., Ltd.	9,000	23,348
Toyo Seikan Kaisha Ltd.	1,600	28,285
Tsukishima Kikai Co., Ltd.	2,000	18,093
Union Tool Co.	300	8,745
Ushio, Inc.	1,600	26,187
Yamato Holdings Co., Ltd.	8,000	111,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Yurtec Corp.	8,000	$49,507
Zenrin Co., Ltd.	400	6,585

Total Japan		6,285,979

Netherlands—5.4%
Aalberts Industries N.V.	1,780	33,654
Akzo Nobel N.V.	7,718	530,910
Arcadis N.V.	960	21,780
Ballast Nedam N.V. CVA	1,036	35,420
Koninklijke Boskalis Westminster CVA	2,160	115,879
Brunel International	1,218	27,250
Draka Holding	367	9,847
European Aeronautic Defence and Space Co. EADS N.V.	7,438	141,096
Grontmij N.V. CVA	32	1,353
Heijmans N.V.	1,082	26,049
Kardan N.V.	775	9,964
Koninklijke BAM Groep N.V.	5,296	93,788
Koninklijke Philips Electronics N.V.	24,160	822,590
Koninklijke Vopak N.V.	1,452	98,485
Smit Internationale N.V.	749	73,165
TKH Group N.V. CVA	1,392	30,704
TNT N.V.	10,781	368,936
Wavin N.V.	3,158	26,172

Total Netherlands		2,467,042

New Zealand—0.5%
Air New Zealand Ltd.	74,017	61,404
Auckland International Airport Ltd.	87,816	130,332
Freightways Ltd.	10,502	23,580
Infratil Ltd.	4,786	6,666
Mainfreight Ltd.	2,916	14,426

Total New Zealand		236,408

Norway—1.2%
Aker Solutions ASA	4,991	117,831
Fred Olsen Energy ASA	720	43,679
Norsk Hydro ASA	16,300	238,094
Scana Industrier	8,000	20,575
Tomra Systems ASA	6,000	39,816
Veidekke ASA	11,400	81,693
Wilh Wilhelmsen ASA	150	4,918

Total Norway		546,606

Portugal—0.4%
BRISA	11,554	133,617
Mota Engil, SGPS S.A.	5,854	37,723

Total Portugal		171,340

Singapore—4.1%
Asia Environment Holdings Ltd.	64,000	22,611
China Aviation Oil Singapore Corp., Ltd.	13,000	14,161
Chip Eng Seng Corp. Ltd.	41,000	12,071
ComfortDelgro Corp., Ltd.	103,999	114,819
Cosco Corp., Ltd.	34,000	80,079
CWT Ltd.	19,000	11,677
Fraser and Neave Ltd.	16,000	53,347
Hi-P International Ltd.	30,000	12,255
Jaya Holdings Ltd.	48,000	56,527
Kepple Corp. Ltd.	13,000	106,591
Midas Holdings Ltd.	20,000	13,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Neptune Orient Lines Ltd.	41,000	$97,472
Pan-United Corp., Ltd.	32,000	14,956
Raffles Education Corp., Ltd.	36,000	29,941
Rickmers Maritime	33,000	27,446
SBS Transit Ltd.	20,000	31,943
SembCorp Industries Ltd.	58,000	177,588
SembCorp Marine Ltd.	45,333	134,799
SIA Engineering Co., Ltd.	7,000	19,218
Singapore Airlines Ltd.	28,000	302,948
Singapore Airport Terminal Services Ltd.	23,000	37,581
Singapore Post Ltd.	134,000	108,490
Singapore Shipping Corp. Ltd.	77,000	23,520
Singapore Technologies Engineering Ltd.	113,000	228,720
SMRT Corp., Ltd.	83,000	113,628
United Engineers Ltd.	8,000	19,549

Total Singapore		1,865,038

Spain—5.8%
Abengoa S.A.	720	22,529
Abertis Infraestructuras, S.A.	14,189	336,897
Acciona, S.A.	1,197	284,493
ACS, Actividades Cons y Servicious, S.A.	12,134	610,047
Cintra Concesiones de Infraestructuras de Transporte, S.A.	2,161	24,242
Duro Felguera, S.A.	7,018	68,444
Fomento de Construcciones y Contratas, S.A.	5,848	347,729
Gamesa Corp Tecnologica, S.A.	2,031	99,902
Grupo Ferrovial, S.A.	2,795	173,152
Iberia Lineas Aereas de Espana	67,026	160,516
Prosegur Cia de Seguridad, S.A.	761	33,080
Sacyr Vallehermoso, S.A.	4,664	142,852
Tecnicas Reunidas, S.A.	303	25,421
Uralita, S.A.	5,220	45,810
Viscofan, S.A.	1,110	23,802
Zardoya Otis, S.A.	11,520	239,221

Total Spain		2,638,137

Sweden—9.3%
AB Volvo Class A	30,726	363,940
AB Volvo Class B	68,961	848,350
Alfa Laval AB	10,069	156,927
Assa Abloy AB Class B	11,200	162,451
Atlas Copco AB Class A	21,289	314,096
Atlas Copco AB Class B	6,175	82,380
Cardo AB	600	14,563
Connecta AB	2,000	23,357
Hexagon AB Class B	4,500	82,289
Hoganas AB	2,553	41,805
Husqvarna AB Class A	2,800	23,739
Husqvarna AB Class B	6,400	56,123
Industrivarden AB Class A	9,100	137,664
Industrivarden AB Class C	3,000	40,895
Intrum Justitia AB	1,900	34,666
Lindab International AB	100	1,962
NCC AB	4,521	68,206
Nibe Industrier AB	1,758	12,859
Niscayah Group AB	17,500	38,111
Peab AB	4,800	32,956
Peab Industries AB	200	1,854
Rederi AB Transatlantic	5,132	34,894
Saab AB	3,200	80,860
Sandvik AB	39,600	543,112
Scania AB Class A	12,000	176,050
Scania AB Class B	11,600	159,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Seco Tools	3,200	$48,941
Securitas AB	9,400	109,387
Skanska AB	19,200	276,094
SKF AB	16,688	262,165
Trelleborg AB Class B	2,179	32,964

Total Sweden		4,262,753

Switzerland—1.4%
Bucher Industries AG	92	24,386
Geberit AG	728	107,563
Kuehne + Nagel International AG	1,900	181,028
Panalpina Welttransport Holding AG	504	53,784
Schindler Holding AG Participating Shares	107	7,999
Schindler Holding AG	1,254	94,179
SGS, S.A.	71	101,907
Sulzer AG	560	71,306
Von Roll Holding AG	563	5,942

Total Switzerland		648,094

United Kingdom—9.5%
Aggreko PLC	1,190	17,395
AMEC PLC	6,337	112,243
Arriva PLC	9,726	132,590
Atkins WS PLC	884	18,789
Babcock International Group	1,694	20,700
BAE Systems PLC	88,621	780,432
Balfour Beatty PLC	12,482	105,574
BBA Aviation PLC	26,132	65,918
British Airways PLC	9,798	41,973
Business Post Group PLC	4,021	26,008
Carillion PLC	13,232	87,625
Chemring Group PLC	448	21,095
Chloride Group PLC	6,692	34,627
Clarkson PLC	1,482	28,786
Cobham PLC	29,271	115,226
Communisis PLC	17,024	21,345
Davis Service Group PLC	4,288	38,146
De La Rue PLC	160	2,842
DS Smith PLC	2,386	5,378
Fenner PLC	6,564	31,711
Firstgroup PLC	17,679	182,956
FKI PLC	55,128	91,610
Go-Ahead Group PLC	2,012	73,997
GS4 PLC	23,980	96,641
Hill & Smith Holdings PLC	2,570	16,367
Hogg Robinson Group PLC	26,511	26,380
IMI PLC	15,393	133,719
Intertek Group PLC	1,030	20,253
ITE Group PLC	8,004	26,920
James Fisher & Sons PLC	1,408	17,625
Keller Group PLC	1,812	22,538
LSL Property Services PLC	3,992	6,952
Management Consulting Group PLC	38,345	22,131
Meggitt PLC	14,035	59,355
Mitie Group	7,182	30,302
Morgan Sindall PLC	1,310	19,501
Mouchel Group PLC	2,682	22,258
National Express Group PLC	5,431	102,897
Premier Farnell PLC	23,416	82,251
Regus Group PLC	11,173	18,011
Rentokil Initial PLC	104,599	206,606
Rexam PLC	28,707	221,384
Ricardo PLC	5,028	32,021

See Notes to schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Rotork PLC	2,147	$46,873
RPC Group PLC	4,213	16,517
RPS Group PLC	2,121	12,642
Savills PLC	768	3,385
Senior PLC	15,199	29,719
Shanks Group PLC	11,302	52,633
SIG PLC	2,940	31,449
Smiths Group PLC	12,295	265,732
Spectris PLC	4,069	57,860
Spirax-Sarco Engineering PLC	2,530	54,077
Stagecoach Group PLC	20,456	113,989
TDG PLC	7,379	33,997
Tomkins PLC	51,920	156,026
Ultra Electronics Holdings	1,464	34,759
UMECO PLC	1,700	17,864
VT Group PLC	5,271	66,455
Weir Group (The)	5,751	107,357
WSP Group PLC	1,334	13,965

Total United Kingdom		4,356,377

TOTAL COMMON STOCKS (Cost: $49,797,123)		45,059,116

PREFERRED STOCKS—0.1%
Italy—0.1%
Pirelli & C SpA (Cost: $23,100)	33,570	21,104

MUTUAL FUND—0.0%
Singapore—0.0%
First Ship Lease Trust (Cost: $13,963)	15,000	13,469

TOTAL LONG-TERM INVESTMENTS (Cost: $49,834,186)		45,093,689

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.8%
MONEY MARKET FUND(c)—1.8%
UBS Private Money Market Fund LLC, 2.51% (Cost: $807,690)(d)	807,690	807,690

TOTAL INVESTMENTS IN SECURITIES—100.2% (Cost: $50,641,876)(e)		45,901,379
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(0.2)%		(77,069)

NET ASSETS—100.0%		$45,824,310

(a)	Stapled security—Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)	Security, or portion thereof, was on loan at June 30, 2008.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Industrial Sector Fund

June 30, 2008

(c)	Interest rates shown reflect yields as of June 30, 2008.
(d)	At June 30, 2008, the total market value of the Fund’s securities on loan was $750,892 and the total market value of the collateral held by the Fund was $807,690.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Investments in Securities
Valuation inputs
Level 1—Quoted Prices	$45,901,379
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$45,901,379

See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Transportation	18.2%
Engineering & Construction	17.1%
Miscellaneous Manufacturers	10.4%
Machinery-Diversified	8.9%
Commercial Services	7.7%
Building Materials	4.9%
Electrical Components & Equipment	4.7%
Aerospace/Defense	4.4%
Iron/Steel	3.7%
Metal Fabricate/Hardware	3.3%
Holding Companies-Diversified	2.8%
Electronics	2.8%
Hand/Machine Tools	2.4%
Machinery-Construction & Mining	2.1%
Packaging & Containers	1.4%
Auto Manufacturers	0.8%
Environmental Control	0.7%
Real Estate	0.7%
Shipbuilding	0.4%
Diversified Financial Services	0.3%
Household Products/Wares	0.3%
Telecommunications	0.2%
Oil & Gas Services	0.2%
Mutual Fund	0.0	% #
Other	1.6%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.0%
Australia—1.7%
Computershare Ltd.	8,580	$75,833
DWS Advanced Business Solutions Ltd.	2,857	2,824
Infomedia Ltd.	1,597	567
MYOB Ltd.	15,232	17,541
Oakton Ltd.	2,393	7,418
Salmat Ltd.	9,797	26,419
SMS Management & Technology Ltd.	639	2,263
UXC Ltd.	25,226	23,603

Total Australia		156,468

Austria—0.1%
A&T Austria Technologie & Systemtechnik AG	345	5,979

Belgium—0.6%
Barco N.V.	336	21,848
Melexis N.V.	1,902	30,117

Total Belgium		51,965

Finland—20.3%
Comptel PLC	7,174	14,581
F-Secure Oyj	76	323
Nokia Oyj	75,051	1,831,640
Teleste Oyj	297	2,340
TietoEnator Oyj	1,740	36,242

Total Finland		1,885,126

France—5.0%
CapGemini S.A.	2,935	173,132
Dassault Systemes S.A.	1,180	71,986
GFI Informatique	766	4,803
Groupe Steria SCA	161	4,452
Iliad S.A.	169	16,439
Ingenico	281	9,851
LaCie S.A.	1,551	9,457
Neopost S.A.	1,348	142,743
Oberthur Card Systems S.A.	4,507	31,173

Total France		464,036

Germany—7.5%
Aixtron AG	316	3,251
Bechtle AG	161	4,553
Cenit AG	12	119
Epcos AG	830	13,705
Freenet AG	1,969	36,296
Kizoo AG	1,992	30,067
Kontron AG	1,219	16,709
SAP AG	8,798	461,041
Software AG	544	33,033
United Internet AG	1,707	33,672
Wincor Nixdorf AG	920	64,097

Total Germany		696,543

Hong Kong—1.1%
Lenovo Group Ltd.	148,000	100,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Technology Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Italy—0.1%
Datalogic SpA	153	$1,438
SAES Getters SpA	478	11,259

Total Italy		12,697

Japan—42.7%
Advantest Corp.	2,100	44,276
Ai Holdings Corp.	1,200	6,317
Aiphone Co., Ltd.	100	1,598
Alps Electric Co., Ltd.	1,900	19,662
Amano Corp.	1,400	13,524
Anritsu Corp.	2,000	6,226
Brother Industries Ltd.	2,500	34,409
Canon Electronics, Inc.	500	12,665
Canon Finetech, Inc.	800	10,784
Canon, Inc.	16,000	824,113
Chiyoda Integre Co., Ltd.	200	3,122
Citizen Holdings Co., Ltd.	3,600	27,474
CMK Corp.	400	2,713
CSK Holdings Corp.	1,100	21,688
Dainippon Screen Manufacturing Co., Ltd.	1,000	4,028
Denki Kogyo Co., Ltd.	3,000	18,027
Disco Corp.	300	12,707
DTS Corp.	100	1,830
Eizo Nanao Corp.	400	8,566
Epson Toyocom Corp.	3,000	9,962
Foster Electric Co., Ltd.	300	5,649
FUJI SOFT, Inc.	200	3,530
Fujitsu Ltd.	16,000	118,938
Hamamatsu Photonics K.K.	700	18,193
Hirose Electric Co., Ltd.	300	30,168
Hitachi Information Systems Ltd.	600	14,009
Hitachi Kokusai Electric, Inc.	1,000	8,934
Hitachi Maxell Ltd.	700	8,835
Hitachi Software Engineering Co., Ltd.	800	17,622
Hitachi Systems & Services Ltd.	600	10,409
Horiba Ltd.	400	10,622
HOYA Corp.	6,200	143,588
Ibiden Co., Ltd.	1,200	43,696
Icom, Inc.	100	2,523
Information Services International-Dentsu, Ltd.	900	6,877
Itochu Techno-Solutions Corp.	1,000	32,546
Japan Radio Co., Ltd.	1,000	2,943
Keyence Corp.	100	23,857
Koa Corp.	600	4,307
Kokuyo Co., Ltd.	800	7,169
Konica Minolta Holdings, Inc.	3,000	50,743
Kyocera Corp.	1,200	113,202
Matsushita Electric Industrial Co., Ltd.	26,000	561,672
Megachips Corp.	300	3,396
Melco Holdings, Inc.	200	3,934
Mimasu Semiconductor Industry Co., Ltd.	700	13,603
Mitsubishi Electric Corp.	13,000	140,419
Mitsumi Electric Co., Ltd.	900	20,079
NEC Corp.	16,000	83,921
NEC Fielding Ltd.	1,300	16,556
NEC Mobiling Ltd.	800	14,113
NEC Networks & System Integration Corp.	400	5,056
Nichicon Corp.	900	7,344
Nidec Copal Corp.	600	7,726
Nidec Copal Electronics Corp.	900	5,408
Nidec Sankyo Corp.	1,000	6,358
Nihon Dempa Kogyo Co., Ltd.	200	4,236
Nippon Chemi-Con Corp.	2,000	7,264
Nippon Electric Glass Co., Ltd.	1,000	17,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Technology Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Nomura Research Institute Ltd.	3,000	$70,468
NS Solutions Corp.	700	15,518
NSD Co., Ltd.	800	9,094
Obic Co., Ltd.	130	21,866
Okamura Corp.	1,000	7,368
Optex Co., Ltd.	200	2,715
Oracle Corp.	3,654	149,255
Otsuka Corp.	400	27,659
Ricoh Co., Ltd.	9,000	162,672
Roland DG Corp.	300	7,967
Sanken Electric Co., Ltd.	3,000	17,801
Sato Corp.	400	4,513
Seiko Epson Corp.	2,000	55,092
Shimadzu Corp.	1,000	9,971
Shindengen Electric Manufacturing Co., Ltd.	1,000	3,255
Shinko Electric Industries Co., Ltd.	900	11,131
SMK Corp.	1,000	4,773
Softbank Corp.	800	13,509
Star Micronics Co., Ltd.	1,000	15,754
Sumco Corp.	3,100	68,723
Sumida Corp.	200	2,773
Sumisho Computer Systems Corp.	800	14,641
Taiyo Yuden Co., Ltd.	1,000	10,349
Takachiho Electric Co., Ltd.	300	3,860
TDK Corp.	1,600	95,995
Teikoku Tsushin Kogyo Co., Ltd.	1,000	3,330
Tokyo Electron Ltd.	1,500	86,599
Tokyo Seimitsu Co., Ltd.	300	4,865
Toshiba Corp.	26,000	192,048
Toshiba TEC Corp.	3,000	18,763
Trans Cosmos, Inc.	900	8,244
Trend Micro, Inc.	2,500	82,542
Ulvac, Inc.	100	3,509
Uniden Corp.	2,000	10,283
Yahoo Japan Corp.	62	23,922
Yamatake Corp.	900	23,518
Yaskawa Electric Corp.	1,000	9,820
Yokogawa Electric Corp.	2,200	20,152

Total Japan		3,974,782

Netherlands—2.4%
ASM International N.V.	108	3,267
ASML Holding N.V.	3,416	84,229
Exact Holding N.V.	1,449	43,376
OCE N.V.	4,660	57,488
STMicroelectronics N.V.	3,866	40,323

Total Netherlands		228,683

Norway—0.3%
EDB Business Partner ASA	3,200	18,219
Tandberg ASA	600	9,836

Total Norway		28,055

Singapore—1.3%
Creative Technology Ltd.	3,550	16,174
CSE Global Ltd.	19,000	14,684
Datacraft Asia Ltd.	12,000	12,240
Unisteel Technology Ltd.	11,000	15,302
Venture Corp., Ltd.	8,000	57,763
WBL Corp., Ltd.	2,000	7,964

Total Singapore		124,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Technology Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Spain—0.9%
Indra Sistemas S.A.	3,173	$82,587

Sweden—7.6%
Axis Communications AB	800	9,941
Gunnebo AB	1,000	5,486
Telefonaktiebolaget LM Ericsson, Class A	5,400	57,004
Telefonaktiebolaget LM Ericsson, Class B	60,600	632,661

Total Sweden		705,092

Switzerland—0.2%
Huber & Suhner AG	298	12,609
Kudelski S.A.	572	7,070

Total Switzerland		19,679

United Kingdom—6.2%
ARM Holdings PLC	15,557	26,394
Computacenter PLC	7,511	17,975
Cookson Group PLC	2,302	28,748
Dimension Data Holdings PLC	4,234	3,876
Domino Printing Sciences PLC	3,892	21,688
E2V Technologies PLC	949	4,788
Fidessa Group PLC	779	13,333
Halma PLC	7,302	30,953
Laird PLC	2,706	21,111
Logica PLC	51,703	111,128
Micro Focus International PLC	4,148	21,628
Misys PLC	12,995	38,534
Morse PLC	12,322	12,507
Psion PLC	7,204	17,061
Renishaw PLC	1,183	17,375
RM PLC	4,159	15,188
Sage Group PLC (The)	34,847	144,943
TT electronics PLC	7,800	17,852
Vitec Group PLC (The)	896	8,051

Total United Kingdom		573,133

TOTAL COMMON STOCKS (Cost: $9,722,539)		9,109,169

PREFERRED STOCKS—0.0%
Italy—0.0%
SAES Getters SpA (Cost: $5,014)	247	4,740

TOTAL INVESTMENTS IN SECURITIES—98.0% (Cost: $9,727,553)(a)		9,113,909
Cash, Foreign Currency and Other Assets in Excess of Liabilities—2.0%		185,018

NET ASSETS—100.0%		$9,298,927

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Technology Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$9,113,909
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$9,113,909

See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Telecommunications	28.4%
Office/Business Equipment	13.5%
Software	13.1%
Computers	13.1%
Electronics	12.1%
Home Furnishings	6.4%
Semiconductors	4.6%
Electrical Components & Equipment	2.5%
Internet	2.1%
Miscellaneous Manufactures	1.3%
Retail	0.3%
Hand/Machine Tools	0.1%
Distribution/Wholesale	0.1%
Healthcare-Products	0.1%
Office Furnishings	0.1%
Household Products/Wares	0.1%
Engineering & Construction	0.1%
Commercial Services	0.0	% #
Auto Parts & Equipment	0.0	% #
Other	2.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.7%
Australia—2.7%
AGL Energy Ltd.	38,726	$531,436
APA Group(a)	74,133	185,680
Babcock & Brown Power(a)	181,826	111,673
Babcock & Brown Wind Partners(a)	58,168	91,825
DUET Group(a)	38,727	95,884
Energy Developments Ltd.	5,995	14,843
Envestra Ltd. (a)	199,429	122,484
Hastings Diversified Utilities Fund(a)	36,141	71,100
Origin Energy Ltd.	30,660	474,296
SP AusNet	164,734	167,572
Spark Infrastructure Group(b)	180,060	269,559

Total Australia		2,136,352

Austria—1.1%
EVN AG	4,455	154,420
Verbund (Oesterreichische Elektrizitaetswirtschafts-AG) Class A	7,911	709,461

Total Austria		863,881

Finland—2.4%
Fortum Oyj	37,602	1,911,206

France—25.4%
Electricite de France	83,043	7,894,789
Gaz de France S.A.(c)	65,139	4,189,347
Sechilienne-Sidec	1,339	105,146
Suez S.A.	87,646	5,971,040
Veolia Environnement S.A.	33,105	1,858,409

Total France		20,018,731

Germany—14.6%
E.ON AG	35,611	7,190,101
RWE AG	34,279	4,333,084

Total Germany		11,523,185

Hong Kong—4.0%
China Power International Development Ltd.	109,000	30,474
China Resources Power Holdings Co.	80,000	194,936
CLP Holdings Ltd.	182,822	1,566,218
Hong Kong & China Gas Co., Ltd.	179,360	426,464
HongKong Electric Holdings Ltd.	153,386	917,666

Total Hong Kong		3,135,758

Italy—14.6%
A2A SpA	209,556	768,461
ACEA SpA	17,220	328,013
AcegasAps SpA	6,172	52,219
Actelios SpA	1,640	17,635
Ascopiave SpA	26,324	64,037
Edison SpA	270,279	604,264
Enel SpA	749,236	7,129,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Utilities Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Hera SpA	53,955	$220,598
Iride SpA	54,115	166,259
Snam Rete Gas SpA	199,566	1,365,396
Terna Rete Elettrica Nazionale SpA	178,899	758,215

Total Italy		11,475,068

Japan—7.5%
Chubu Electric Power Co., Inc.	32,900	803,839
Chugoku Electric Power Co., Inc. (The)	14,500	309,820
Electric Power Development Co., Ltd.	4,600	170,973
Hokkaido Electric Power Co., Inc.	10,000	203,764
Hokuriku Electric Power Co.	7,000	166,737
Kansai Electric Power Co., Inc. (The)	42,700	1,000,986
Kyushu Electric Power Co., Inc.	22,400	469,110
Okinawa Electric Power Co., Inc. (The)	200	9,905
Osaka Gas Co., Ltd.	72,000	264,214
Saibu Gas Co., Ltd.	12,000	27,508
Shikoku Electric Power Co., Inc.	7,400	203,839
Shizuoka Gas Co Ltd.	500	2,156
Toho Gas Co., Ltd.	12,000	65,884
Tohoku Electric Power Co., Inc.	23,800	518,636
Tokyo Electric Power Co., Inc. (The)	52,400	1,349,484
Tokyo Gas Co., Ltd.	88,000	355,304

Total Japan		5,922,159

New Zealand—0.9%
Contact Energy Ltd.	50,387	306,413
TrustPower Ltd.	30,358	171,905
Vector Ltd.	158,602	231,767

Total New Zealand		710,085

Norway—0.1%
Hafslund ASA	3,400	70,758

Portugal—1.4%
Energias de Portugal S.A.	208,338	1,088,139

Spain—11.5%
Enagas	13,188	374,010
Endesa S.A.	54,253	2,644,699
Gas Natural SDG S.A.	15,225	888,506
IBERDROLA S.A.	257,707	3,455,318
Red Electrica de Corp., S.A.	5,655	368,418
Sociedad General de Aguas de Barcelona S.A. Class A	3,829	117,519
Union Fenosa S.A.	20,781	1,212,090

Total Spain		9,060,560

Switzerland—0.3%
BKW FMB Energie AG	1,763	242,313

United Kingdom—12.2%
British Energy Group PLC	76,821	1,089,307
Centrica PLC	291,159	1,797,743
Drax Group PLC	11,664	171,545
International Power PLC	66,252	569,598
National Grid PLC	223,727	2,940,876
Northumbrian Water Group PLC	36,938	231,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Utilities Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Pennon Group PLC	20,458	$259,758
Scottish & Southern Energy PLC	68,227	1,905,020
Severn Trent PLC	8,150	208,261
United Utilities PLC	34,480	471,079

Total United Kingdom		9,644,383

TOTAL COMMON STOCKS (Cost: $81,308,693)		77,802,578

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED—3.0%
MONEY MARKET FUNDS(d)—3.0%
DWS Money Market Fund, 2.74%	2,868	2,868
UBS Private Money Market Fund LLC, 2.51%	2,416,332	2,416,332

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $2,419,200)(e)		2,419,200

TOTAL INVESTMENTS IN SECURITIES—101.7% (Cost: $83,727,893)(f)		80,221,778
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(1.7)%		(1,377,752)

NET ASSETS—100.0%		$78,844,026

(a)	Stapled security—Two or more financial products, which, under the terms on which each is traded, must be transferred together. They form a single saleable unit and cannot be traded separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2008 these securities amounted to $269,559 or 0.3% of net assets.

(c)	Security, or portion thereof, was on loan at June 30, 2008.
(d)	Interest rates shown reflect yields as of June 30, 2008.
(e)	At June 30, 2008, the total market value of the Fund’s securities on loan was $2,302,635 and the total market value of the collateral held by the Fund was $2,419,200.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Utilities Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$80,221,778
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$80,221,778

WisdomTree International Utilities Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Electric	80.5%
Gas	12.6%
Water	4.0%
Oil & Gas	0.6%
Investment Companies	0.6%
Pipelines	0.2%
Energy-Alternate Sources	0.2%
Other	1.3%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.2%
Australia—6.8%
Aevum Ltd.	2,512	$4,460
Babcock & Brown Communities Ltd.	33,383	13,775
Cochlear Ltd.	4,150	173,838
CSL Ltd.	6,721	230,258
Healthscope Ltd.	40,063	153,401
Primary Health Care Ltd.	43,304	216,095
Ramsay Health Care Ltd.	18,427	154,023
Sigma Pharmaceuticals Ltd.	168,186	158,979
Sonic Healthcare Ltd.	17,652	246,473
Vision Group Holdings Ltd.	3,294	5,722

Total Australia		1,357,024

Belgium—1.3%
UCB S.A.	7,114	263,455

Denmark—4.6%
Coloplast A/S Class B	1,660	144,837
H. Lundbeck A/S	7,100	161,996
Novo-Nordisk A/S Class B	7,111	465,709
Novozymes A/S Class B	1,651	149,284

Total Denmark		921,826

Finland—1.0%
Oriola-KD Oyj	1,085	4,598
Orion Oyj Class B	10,011	199,684

Total Finland		204,282

France—12.0%
BioMerieux	1,402	161,362
Cie Generale D’Optique Essilor International S.A.	4,347	266,011
Ipsen	3,168	162,219
Sanofi-Aventis	26,683	1,783,774
Stallergenes	55	4,724

Total France		2,378,090

Germany—7.5%
ALTANA AG	8,484	146,368
Carl Zeiss Meditec AG	622	9,722
Celesio AG	5,928	214,630
Fresenius AG	1,900	164,585
Fresenius Medical Care AG & Co. KGaA	4,794	264,437
Gerresheimer AG	182	9,279
Merck KGaA	2,531	360,051
Rhoen-Klinikum AG	4,924	156,479
Stada Arzneimittel AG	2,263	162,657

Total Germany		1,488,208

Hong Kong—0.0%
China Pharmaceutical Group Ltd.	10,000	5,002

Ireland—0.1%
United Drug PLC	3,124	17,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Health Care Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Italy—0.9%
Amplifon SpA	1,941	$5,321
Recordati SpA	21,558	168,300

Total Italy		173,621

Japan—22.6%
Alfresa Holdings Corp.	2,200	157,313
Astellas Pharma, Inc.	10,400	441,489
Chugai Pharmaceutical Co., Ltd.	10,800	173,098
Daiichi Sankyo Co., Ltd	15,700	433,211
Dainippon Sumitomo Pharma Co., Ltd.	20,000	162,068
Eisai Co., Ltd.	9,700	343,144
Hisamitsu Pharmaceutical Co., Inc.	3,900	169,973
Hogy Medical Co., Ltd.	100	5,075
Kaken Pharmaceutical Co., Ltd.	2,000	16,697
Kobayashi Pharmaceutical Co., Ltd.	400	12,867
Kyorin Co., Ltd.	1,000	12,528
Kyowa Hakko Kogyo Co., Ltd.	20,000	205,273
Mediceo Paltac Holdings Co., Ltd.	8,500	156,681
Miraca Holdings, Inc.	700	16,806
Mitsubishi Tanabe Pharma Corp.	17,000	222,593
Mochida Pharmaceutical Co., Ltd.	1,000	10,952
Nichii Gakkan Co.	200	2,638
Nihon Kohden Corp.	700	12,137
Nipro Corp.	9,000	152,823
Olympus Corp.	5,000	169,332
Paramount Bed Co., Ltd.	600	8,886
Sawai Pharmaceutical Co., Ltd.	100	4,217
Seikagaku Corp.	800	8,007
Shionogi & Co., Ltd.	9,000	177,869
SSP Co., Ltd.	3,000	14,971
Suzuken Co., Ltd.	4,300	159,011
Sysmex Corp.	300	11,830
Taisho Pharmaceutical Co., Ltd.	10,000	185,746
Takeda Pharmaceutical Co., Ltd.	16,500	840,526
Terumo Corp.	3,200	163,615
Toho Pharmaceutical Co., Ltd.	400	7,717
Topcon Corp.	1,000	9,490
Towa Pharmaceutical Co., Ltd.	100	3,736
Tsumura & Co.	400	10,320

Total Japan		4,482,639

Netherlands—0.7%
OPG Groep N.V.	6,419	137,543

New Zealand—0.9%
Fisher & Paykel Healthcare Corp.	90,026	161,019
Ryman Healthcare Ltd.	10,377	12,558

Total New Zealand		173,577

Singapore—0.9%
Parkway Holdings Ltd.	102,000	174,173
Raffles Medical Group Ltd.	5,000	4,931

Total Singapore		179,104

Spain—0.1%
FAES FARMA, S.A.	1,341	12,888
Grifols SA	341	10,901

Total Spain		23,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Health Care Sector Fund

June 30, 2008

Investments	Shares	U.S. $ Value
Sweden—1.0%
Elekta AB Class B	366	$7,058
Getinge AB Class B	6,585	161,468
Meda AB Class A	1,632	21,433
Q-Med AB	2,305	12,262

Total Sweden		202,221

Switzerland—20.0%
Galenica AG	393	139,089
Lonza Group AG	1,243	172,917
Nobel Biocare Holding AG	5,263	172,368
Novartis AG	30,394	1,678,443
Roche Holding AG	8,317	1,502,384
Sonova Holding AG	1,752	145,685
Straumann Holding AG	591	142,035
Tecan Group AG	19	1,276

Total Switzerland		3,954,197

United Kingdom—18.8%
AstraZeneca PLC	33,603	1,432,462
Consort Medical PLC	453	5,351
Dechra Pharmaceuticals PLC	1,012	8,459
GlaxoSmithKline PLC	85,257	1,888,472
Goldshield Group Plc	381	2,153
Hikma Pharmaceuticals PLC	791	7,934
Shire Ltd.	9,545	156,432
Smith & Nephew PLC	16,234	178,987
Southern Cross Healthcare Ltd.	20,419	52,828

Total United Kingdom		3,733,078

TOTAL INVESTMENTS IN SECURITIES—99.2% (Cost: $21,754,507)(a)		19,695,018
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.8%		156,855

NET ASSETS—100.0%		$19,851,873

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Health Care Sector Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$19,695,018
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$19,695,018

See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Pharmaceuticals	76.0%
Healthcare-Services	18.8%
Biotechnology	1.9%
Chemicals	1.6%
Miscellaneous Manufactures	0.9%
Packaging & Containers	0.0	% #
Retail	0.0	% #
Commercial Services	0.0	% #
Other	0.8%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.7%
Aerospace & Defense—2.4%
Alliant Techsystems, Inc. *	77	$7,829
BE Aerospace, Inc.*	79	1,840
Boeing Co. (The)	1,410	92,665
Ceradyne, Inc.*	120	4,116
Curtiss-Wright Corp.	76	3,400
DRS Technologies, Inc.	87	6,849
DynCorp International, Inc. Class A*	90	1,364
Esterline Technologies Corp.*	71	3,497
General Dynamics Corp.	649	54,646
Goodrich Corp.	205	9,729
Hexcel Corp.*	129	2,490
Honeywell International, Inc.	1,268	63,755
L-3 Communications Holdings, Inc.	209	18,992
Lockheed Martin Corp.	792	78,139
Moog, Inc. Class A*	96	3,575
Northrop Grumman Corp.	546	36,527
Precision Castparts Corp.	176	16,961
Raytheon Co.	755	42,491
Rockwell Collins, Inc.	220	10,551
Spirit Aerosystems Holdings, Inc. Class A*	162	3,107
Teledyne Technologies, Inc.*	74	3,610
TransDigm Group, Inc.*	75	2,519
Triumph Group, Inc.	41	1,931
United Technologies Corp.	1,575	97,179

Total Aerospace & Defense		567,762

Air Freight & Logistics—0.7%
Air Transport Services Group, Inc.*	934	934
Atlas Air Worldwide Holdings, Inc.*	71	3,512
C.H. Robinson Worldwide, Inc.	176	9,652
Expeditors International Washington, Inc.	176	7,568
FedEx Corp.	590	46,486
Hub Group, Inc., Class A*	115	3,925
United Parcel Service Inc. Class B	1,597	98,167

Total Air Freight & Logistics		170,244

Airlines—0.2%
Alaska Air Group, Inc.*	196	3,007
AMR Corp.*	1,124	5,755
Continental Airlines, Inc. Class B*	617	6,238
Pinnacle Airlines Corp.*	144	455
Republic Airways Holdings, Inc.*	173	1,498
Skywest, Inc.	253	3,200
Southwest Airlines Co.	1,224	15,961
UAL Corp.*	602	3,142
US Airways Group, Inc.*	955	2,388

Total Airlines		41,644

Auto Components—0.2%
Autoliv, Inc.	218	10,164
BorgWarner, Inc.	188	8,343
China Automotive Systems, Inc.*	98	573
Cooper Tire & Rubber Co.	189	1,482
Gentex Corp.	264	3,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Johnson Controls, Inc.	1,036	$29,713
Spartan Motors, Inc.	1	7
Standard Motor Products, Inc.	43	351
Tenneco, Inc.*	148	2,002

Total Auto Components		56,447

Automobiles—0.1%
Harley-Davidson, Inc.	660	23,932
Thor Industries, Inc.	177	3,763

Total Automobiles		27,695

Beverages—1.7%
Anheuser-Busch Cos., Inc.	1,208	75,041
Brown-Forman Corp. Class B	187	14,132
Central European Distribution Corp.*	63	4,671
Coca-Cola Co. (The)	2,491	129,482
Constellation Brands, Inc. Class A *	436	8,659
Hansen Natural Corp.*	120	3,458
MGP Ingredients, Inc.	121	702
Molson Coors Brewing Co. Class B	220	11,953
Pepsi Bottling Group, Inc.	451	12,592
PepsiAmericas, Inc.	199	3,936
PepsiCo, Inc.	2,333	148,356

Total Beverages		412,982

Biotechnology—0.9%
Amgen, Inc.*	1,943	91,632
Biogen Idec, Inc.*	252	14,084
Celgene Corp. *	112	7,153
Emergent Biosolutions, Inc.*	177	1,758
Genentech, Inc.*	1,104	83,794
Genzyme Corp.*	143	10,299
ImClone Systems, Inc.*	100	4,046
Trimeris, Inc.*	196	925
United Therapeutics Corp.*	33	3,226

Total Biotechnology		216,917

Building Products—0.2%
Ameron International Corp.	31	3,719
Lennox International, Inc.	198	5,734
Masco Corp.	946	14,881
Quanex Building Products Corp.	133	1,976
Simpson Manufacturing Co., Inc.	198	4,701
USG Corp.*	228	6,742

Total Building Products		37,753

Capital Markets—4.1%
Affiliated Managers Group, Inc.*	66	5,944
Allied Capital Corp.	262	3,639
American Capital Strategies Ltd.	493	11,719
Ameriprise Financial, Inc.	375	15,251
Apollo Investment Corp.	297	4,256
Ares Capital Corp.	238	2,399
Bank of New York Mellon Corp. (The)	1,192	45,093
BlackRock, Inc.	132	23,364
Charles Schwab Corp. (The)	1,279	26,271
Cohen & Steers, Inc.	121	3,142
E*Trade Financial Corp.*(a)	3,572	11,216
Eaton Vance Corp.	107	4,254
Federated Investors, Inc. Class B	198	6,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Fortress Investment Group LLC, Class A	507	$6,246
Franklin Resources, Inc.	404	37,027
GAMCO Investors Inc. Class A	49	2,431
GFI Group, Inc.	152	1,370
Goldman Sachs Group, Inc.	1,729	302,403
Greenhill & Co., Inc.	66	3,555
Investment Technology Group, Inc.*	154	5,153
Janus Capital Group, Inc.	185	4,897
Jefferies Group, Inc.	242	4,070
KBW, Inc.*	49	1,008
Knight Capital Group, Inc., Class A*	396	7,120
Legg Mason, Inc.	304	13,245
Lehman Brothers Holdings, Inc.	2,057	40,749
Marathon Acquisition Corp.	111	868
MCG Capital Corp.	455	1,811
Merrill Lynch & Co., Inc.	1,554	49,277
Morgan Stanley	4,716	170,107
Northern Trust Corp.	293	20,091
optionsXpress Holdings, Inc.	131	2,927
Patriot Capital Funding, Inc.	88	550
Penson Worldwide, Inc.*	98	1,171
Piper Jaffray Cos., Inc.*	66	1,936
Prospect Capital Corp.	53	699
Raymond James Financial, Inc.	220	5,806
SEI Investments Co.	220	5,174
State Street Corp.	491	31,419
SWS Group, Inc.	141	2,342
T. Rowe Price Group, Inc.	330	18,635
TD Ameritrade Holding Corp.*	3,868	69,972
TICC Capital Corp.	104	568
TradeStation Group, Inc.*	108	1,096
U.S. Global Investors, Inc., Class A	65	1,089
Waddell & Reed Financial, Inc., Class A	137	4,796

Total Capital Markets		982,971

Chemicals—2.1%
Air Products & Chemicals, Inc.	275	27,187
Airgas, Inc.	165	9,634
Albemarle Corp.	176	7,024
Ashland, Inc.	99	4,772
Cabot Corp.	143	3,476
Celanese Corp. Series A	155	7,077
CF Industries Holdings, Inc.	89	13,599
Cytec Industries, Inc.	110	6,002
Dow Chemical Co. (The)	2,298	80,222
E.I. Du Pont de Nemours & Co.	1,888	80,975
Eastman Chemical Co.	126	8,676
Ecolab, Inc.	242	10,404
FMC Corp.	90	6,970
H.B. Fuller Co.	174	3,905
Hercules, Inc.	623	10,547
International Flavors & Fragrances, Inc.	143	5,586
Lubrizol Corp.	132	6,116
Monsanto Co.	283	35,783
Mosaic Co. (The)*	275	39,793
Nalco Holding Co.	286	6,049
NewMarket Corp.	55	3,643
Olin Corp.	144	3,770
OM Group, Inc.*	34	1,115
PPG Industries, Inc.	341	19,563
Praxair, Inc.	372	35,057
Rockwood Holdings, Inc.*	110	3,828
Rohm & Haas Co.	360	16,718
RPM International, Inc.	360	7,416
Scotts Miracle-Gro Co. (The) Class A	121	2,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Sensient Technologies Corp.	111	$3,126
Sigma-Aldrich Corp.	198	10,664
Terra Industries, Inc.	140	6,909
Valspar Corp. (The)	242	4,576
Westlake Chemical Corp.	231	3,433

Total Chemicals		495,741

Commercial Banks—3.6%
1st Source Corp.	79	1,272
Associated Banc-Corp	286	5,517
Bancorp, Inc. (The)*	86	655
BancorpSouth, Inc.	264	4,617
Bank of Hawaii Corp.	132	6,310
BB&T Corp.	1,348	30,694
BOK Financial Corp.	132	7,055
Boston Private Financial Holdings, Inc.	128	726
Capitol Bancorp Ltd.	108	969
Cascade Bancorp	145	1,117
Cathay General Bancorp	198	2,152
Center Financial Corp.	75	635
Central Pacific Financial Corp.	165	1,759
Citizens Republic Bankcorp, Inc.	286	807
City Bank (Lynnwood WA)	54	464
City National Corp.	99	4,165
Colonial BancGroup, Inc. (The)	549	2,427
Comerica, Inc.	502	12,866
Commerce Bancshares, Inc.	140	5,552
Community Bancorp/NV*	133	666
Cullen/Frost Bankers, Inc.	132	6,580
CVB Financial Corp.	307	2,898
East West Bancorp, Inc.	176	1,243
Fifth Third Bancorp	1,245	12,674
First Bancorp (Puerto Rico)	137	869
First Citizens BancShares, Inc. Class A	33	4,603
First Horizon National Corp.	319	2,370
First Midwest Bancorp, Inc.	187	3,488
First Regional Bancorp*	78	438
First State Bancorp	165	908
FirstMerit Corp.	308	5,023
FNB Corp./PA	266	3,133
Frontier Financial Corp.	200	1,704
Fulton Financial Corp.	429	4,311
Glacier Bancorp, Inc.	210	3,358
Hancock Holding Co.	101	3,968
Hanmi Financial Corp.	238	1,240
Heartland Financial USA, Inc.	60	1,091
Huntington Bancshares, Inc.	883	5,095
Independent Bank Corp.	122	488
International Bancshares Corp.	253	5,407
Intervest Bancshares Corp. Class A	65	333
Irwin Financial Corp.	208	560
KeyCorp	1,455	15,976
M&T Bank Corp.	275	19,399
Macatawa Bank Corp.	153	1,224
Marshall & Ilsley Corp.	850	13,031
MB Financial, Inc.	132	2,966
Mercantile Bank Corp.	57	409
Nara Bancorp, Inc.	79	848
National City Corp.	1,415	6,750
National Penn Bancshares, Inc.	219	2,908
NBT Bancorp, Inc.	132	2,721
Old National Bancorp	238	3,394
Pacific Capital Bancorp	209	2,880
PacWest Bancorp	100	1,488
Park National Corp.	57	3,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	656	$37,458
Popular, Inc.	883	5,819
PrivateBancorp, Inc.	35	1,063
Prosperity Bancshares, Inc.	131	3,502
Provident Bankshares Corp.	143	912
Regions Financial Corp.	2,075	22,638
Royal Bancshares of Pennsylvania, Class A	100	941
Santander BanCorp	175	1,857
Seacoast Banking Corp. of Florida	112	869
Security Bank Corp.	306	1,793
South Financial Group, Inc. (The)	264	1,035
StellarOne Corp.	57	832
Sterling Financial Corp. /WA	254	1,052
SunTrust Banks, Inc.	865	31,330
Susquehanna Bancshares, Inc.	195	2,670
SVB Financial Group*	99	4,763
Synovus Financial Corp.	801	6,993
Taylor Capital Group, Inc.	112	839
TCF Financial Corp.	447	5,377
Temecula Valley Bancorp, Inc.	85	509
Trustmark Corp.	231	4,077
U.S. Bancorp	4,001	111,587
UCBH Holdings, Inc.	352	792
UMB Financial Corp.	96	4,922
Umpqua Holdings Corp.	230	2,790
UnionBanCal Corp.	403	16,289
United Bankshares, Inc.	163	3,741
United Community Banks, Inc.	209	1,783
United Security Bancshares	67	974
Valley National Bancorp	297	4,684
Vineyard National Bancorp	161	609
W Holding Co., Inc.	2,444	2,077
Wachovia Corp.	6,519	101,239
Webster Financial Corp.	143	2,660
Wells Fargo & Co.	8,240	195,699
WesBanco, Inc.	109	1,869
West Coast Bancorp (OR)	121	1,049
Westamerica Bancorp	93	4,891
Whitney Holding Corp.	209	3,825
Wilmington Trust Corp.	154	4,072
Wilshire Bancorp, Inc.	123	1,054
Wintrust Financial Corp.	66	1,574
Zions Bancorp.	345	10,864

Total Commercial Banks		854,646

Commercial Services & Supplies—1.0%
Allied Waste Industries, Inc.*	550	6,941
American Reprographics Co.*	233	3,879
Amrep Corp.*	9	428
Avery Dennison Corp.	211	9,269
Brink’s Co. (The)	110	7,196
ChoicePoint, Inc.*	176	8,483
Cintas Corp.	356	9,438
Copart, Inc.*	145	6,209
Corporate Executive Board Co.	88	3,700
Corrections Corp. of America*	172	4,725
Covanta Holding Corp.*	121	3,229
Deluxe Corp.	220	3,920
Dun & Bradstreet Corp.	88	7,712
Equifax, Inc.	198	6,657
First Advantage Corp. Class A*	218	3,455
FTI Consulting, Inc.*	63	4,313
Herman Miller, Inc.	176	4,381
HNI Corp.	143	2,525
IHS Inc. Class A*	52	3,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
IKON Office Solutions, Inc.	473	$5,335
Kimball International, Inc. Class B	79	654
Knoll, Inc.	219	2,661
Korn/Ferry International*	195	3,067
Manpower, Inc.	252	14,677
Mine Safety Appliances Co.	63	2,519
Monster Worldwide, Inc.*	132	2,721
PeopleSupport, Inc.*	12	102
Pitney Bowes, Inc.	470	16,028
R.R. Donnelley & Sons Co.	297	8,818
Republic Services, Inc.	297	8,821
Robert Half International, Inc.	400	9,589
Rollins, Inc.	220	3,260
RSC Holdings, Inc.*	419	3,880
Steelcase, Inc. Class A	330	3,310
Stericycle, Inc.*	64	3,309
TeleTech Holdings, Inc.*	197	3,932
TrueBlue, Inc.*	251	3,316
United Stationers, Inc.*	100	3,695
Volt Information Sciences, Inc.*	20	238
Waste Connections, Inc.*	133	4,247
Waste Management, Inc.	913	34,430
Watson Wyatt Worldwide, Inc. Class A	143	7,563

Total Commercial Services & Supplies		246,251

Communications Equipment—1.8%
ADC Telecommunications, Inc.*	317	4,682
Adtran, Inc.	156	3,719
Arris Group, Inc.*	557	4,707
Cisco Systems, Inc.*	8,345	194,104
CommScope, Inc.*	153	8,074
Comtech Telecommunications Corp.*	67	3,283
Corning, Inc.	2,715	62,581
Dycom Industries, Inc.*	35	508
EchoStar Corp. Class A*	90	2,810
F5 Networks, Inc.*	176	5,002
Foundry Networks, Inc.*	205	2,423
Harris Corp.	198	9,997
InterDigital, Inc.*	86	2,092
Juniper Networks, Inc.*	284	6,299
Mastec, Inc.	152	1,620
Motorola, Inc.	1,213	8,903
Polycom, Inc.*	198	4,823
Qualcomm, Inc.	2,323	103,072
Tellabs, Inc.*	834	3,878

Total Communications Equipment		432,577

Computers & Peripherals—3.2%
Apple, Inc.*	562	94,101
Brocade Communications Systems, Inc.*	681	5,611
Dell, Inc. *	3,469	75,902
Diebold, Inc.	143	5,088
EMC Corp.*	2,474	36,343
Hewlett-Packard Co.	3,839	169,722
International Business Machines Corp.	2,673	316,832
Intevac, Inc.*	141	1,590
Lexmark International, Inc. Class A*	308	10,296
NCR Corp.*	297	7,484
NetApp, Inc.*	383	8,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
QLogic Corp.*	374	$5,457
SanDisk Corp.*	108	2,020
Sun Microsystems, Inc.*	911	9,912
Western Digital Corp.*	623	21,512

Total Computers & Peripherals		770,166

Construction & Engineering—0.2%
Aecom Technology Corp.*	153	4,977
EMCOR Group, Inc.*	242	6,904
Fluor Corp.	79	14,701
Granite Construction Inc.	121	3,815
Jacobs Engineering Group, Inc.*	82	6,617
KBR, Inc.	188	6,563
Northwest Pipe Co.*	47	2,623
Perini Corp. *	78	2,578
Quanta Services, Inc.*	189	6,288
URS Corp.*	88	3,693

Total Construction & Engineering		58,759

Construction Materials—0.1%
Eagle Materials, Inc.	143	3,622
Martin Marietta Materials, Inc.	66	6,837
Texas Industries, Inc.	49	2,750
Vulcan Materials Co.	172	10,283

Total Construction Materials		23,492

Consumer Finance—0.9%
Advance America Cash Advance Centers, Inc.	361	1,834
Advanta Corp. Class B	392	2,466
American Express Co.	2,177	82,007
AmeriCredit Corp.*	942	8,120
Capital One Financial Corp.	1,680	63,856
Cash America International, Inc.	107	3,317
CompuCredit Corp.*	198	1,188
Credit Acceptance Corp.*	130	3,323
Discover Financial Services	1,352	17,806
Ezcorp, Inc. Class A *	63	803
First Cash Financial Services, Inc.*	104	1,559
First Marblehead Corp. (The)*	980	2,519
Nelnet, Inc. Class A	42	472
SLM Corp.*	953	18,440
Student Loan Corp. (The)	44	4,316
World Acceptance Corp.*	63	2,121

Total Consumer Finance		214,147

Containers & Packaging—0.3%
AptarGroup, Inc.	112	4,698
Ball Corp.	198	9,453
Bemis Co. Inc.	198	4,439
Crown Holdings, Inc.*	425	11,046
Greif, Inc. Class A	110	7,043
Owens-Illinois, Inc.*	187	7,796
Packaging Corp. of America	194	4,173
Pactiv Corp.*	209	4,437
Rock-Tenn Co. Class A	132	3,959
Sealed Air Corp.	463	8,802
Silgan Holdings, Inc.	78	3,958
Sonoco Products Co.	176	5,447
Temple-Inland, Inc.	209	2,355

Total Containers & Packaging		77,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Distributors—0.1%
Genuine Parts Co.	286	$11,349
LKQ Corp.	207	3,740

Total Distributors		15,089

Diversified Consumer Services—0.2%
Apollo Group, Inc. Class A*	183	8,100
Career Education Corp.*	156	2,279
DeVry, Inc.	54	2,895
H&R Block, Inc.	517	11,063
ITT Educational Services, Inc.*	46	3,801
Matthews International Corp. Class A	66	2,987
Regis Corp.	165	4,348
Service Corp International	251	2,475
Sotheby’s	176	4,641
Weight Watchers International, Inc.	132	4,701

Total Diversified Consumer Services		47,290

Diversified Financial Services—4.4%
Asta Funding, Inc.	54	489
Bank of America Corp.	13,352	318,713
CIT Group, Inc.	219	1,491
Citigroup, Inc.	17,778	297,959
CME Group, Inc.	22	8,430
Encore Capital Group, Inc.*	151	1,333
Financial Federal Corp.	44	966
IntercontinentalExchange, Inc.*	46	5,244
JPMorgan Chase & Co.	10,850	372,265
Marlin Business Services Corp.*	79	547
Medallion Financial Corp.	88	829
Moody’s Corp.	648	22,317
Nasdaq Stock Market, Inc. (The)*	187	4,965
Nymex Holdings, Inc.	55	4,646
NYSE Euronext	207	10,487
Portfolio Recovery Associates, Inc.*	32	1,200

Total Diversified Financial Services		1,051,881

Diversified Telecommunication Services—2.1%
AT&T, Inc.	7,752	261,165
CenturyTel, Inc.	229	8,150
Cincinnati Bell, Inc.*	856	3,407
Citizens Communications Co.	559	6,339
Embarq Corp.	418	19,759
Fairpoint Communications, Inc.	76	548
Qwest Communications International, Inc.	12,283	48,272
Verizon Communications, Inc.	4,010	141,954
Windstream Corp.	924	11,402

Total Diversified Telecommunication Services		500,996

Electric Utilities—2.1%
Allegheny Energy, Inc.	176	8,819
ALLETE, Inc.	115	4,830
American Electric Power Co., Inc.	658	26,471
Cleco Corp.	195	4,549
DPL, Inc.	231	6,094
Duke Energy Corp.	2,580	44,841
Edison International	594	30,520
EL Paso Electric Co.*	148	2,930
Entergy Corp.	304	36,626
Exelon Corp.	1,240	111,551
FirstEnergy Corp.	527	43,389
FPL Group, Inc.	515	33,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Great Plains Energy, Inc.	220	$5,562
IDACORP, Inc.	132	3,813
ITC Holdings Corp.	74	3,782
Northeast Utilities	231	5,897
Pepco Holdings, Inc.	264	6,772
Pinnacle West Capital Corp.	217	6,677
Portland General Electric Co.	220	4,954
PPL Corp.	547	28,592
Progress Energy, Inc.	463	19,367
Reliant Energy, Inc.*	145	3,084
Sierra Pacific Resources	378	4,804
Southern Co.	1,234	43,091
UniSource Energy Corp.	120	3,721
Westar Energy, Inc.	253	5,442

Total Electric Utilities		499,952

Electrical Equipment—0.6%
A.O. Smith Corp.	112	3,677
Acuity Brands, Inc.	121	5,818
AMETEK, Inc.	198	9,350
Baldor Electric Co.	118	4,128
Belden, Inc.	104	3,524
Brady Corp. Class A	122	4,213
Emerson Electric Co.	1,071	52,960
First Solar, Inc.*	11	3,001
General Cable Corp.*	97	5,902
GrafTech International Ltd.*	186	4,990
Hubbell, Inc. Class B	143	5,701
Regal-Beloit Corp.	107	4,521
Rockwell Automation, Inc.	262	11,457
Roper Industries, Inc.	132	8,696
Thomas & Betts Corp.*	143	5,413
Woodward Governor Co.	98	3,495

Total Electrical Equipment		136,846

Electronic Equipment & Instruments—0.5%
Agilent Technologies, Inc.*	407	14,464
Amphenol Corp. Class A	220	9,874
Anixter International, Inc.*	130	7,734
Arrow Electronics, Inc.*	362	11,120
Avnet, Inc.*	408	11,129
AVX Corp.	462	5,225
Benchmark Electronics, Inc.*	275	4,494
Dolby Laboratories, Inc. Class A*	99	3,990
Flir Systems, Inc.*	137	5,558
Gerber Scientific, Inc.*	31	353
Ingram Micro, Inc. Class A*	472	8,378
Insight Enterprises, Inc.*	178	2,088
Jabil Circuit, Inc.	264	4,332
Mettler-Toledo International, Inc.*	49	4,648
Molex, Inc.	253	6,176
Multi-Fineline Electronix, Inc.*	43	1,190
National Instruments Corp.	123	3,490
Plexus Corp.*	87	2,408
Rofin-Sinar Technologies, Inc.*	100	3,020
Rogers Corp.*	31	1,165
SYNNEX Corp.*	175	4,391
Tech Data Corp.*	112	3,796
Technitrol, Inc.	120	2,039
Trimble Navigation Ltd.*	131	4,677
Vishay Intertechnology, Inc.*	473	4,196

Total Electronic Equipment & Instruments		129,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Energy Equipment & Services—2.5%
Atwood Oceanics, Inc.*	23	$2,860
Baker Hughes, Inc.	550	48,037
Basic Energy Services, Inc.*	183	5,765
BJ Services Co.	960	30,662
Bristow Group, Inc.*	35	1,732
Cal Dive International, Inc.*	350	5,002
Cameron International Corp.*	265	14,668
Complete Production Services, Inc.*	371	13,512
Diamond Offshore Drilling, Inc.	196	27,271
Dresser-Rand Group, Inc.*	64	2,502
Dril-Quip, Inc.*	53	3,339
ENSCO International, Inc.	540	43,600
FMC Technologies, Inc.*	126	9,693
Global Industries Ltd.*	233	4,178
Grey Wolf, Inc.*	1,318	11,902
Gulfmark Offshore, Inc.*	42	2,444
Halliburton Co.	2,041	108,315
Helmerich & Payne, Inc.	307	22,110
Hercules Offshore, Inc.*	221	8,402
Hornbeck Offshore Services, Inc.*	76	4,295
Key Energy Group, Inc.*	422	8,195
Lufkin Industries, Inc.	67	5,580
National Oilwell Varco, Inc *	481	42,674
Oceaneering International, Inc.*	60	4,623
Oil States International, Inc.*	206	13,069
Parker Drilling Co.*	349	3,493
Patterson-UTI Energy, Inc.	759	27,354
Pioneer Drilling Co.*	111	2,088
Pride International, Inc.*	385	18,207
Rowan Cos., Inc.	329	15,381
RPC, Inc.	300	5,040
SEACOR Holdings, Inc.*	68	6,087
Smith International, Inc.	241	20,037
Superior Energy Services, Inc.*	231	12,737
Tetra Technologies, Inc.*	208	4,932
Tidewater, Inc.	199	12,941
Trico Marine Services, Inc.*	34	1,238
Unit Corp.*	206	17,092
W-H Energy Services, Inc.*	87	8,329

Total Energy Equipment & Services		599,386

Food & Staples Retailing—3.0%
Andersons, Inc. (The)	2	81
BJ’s Wholesale Club, Inc.*	109	4,218
Casey’s General Stores, Inc.	120	2,780
Costco Wholesale Corp.	491	34,439
CVS Corp.	1,685	66,675
Ingles Markets, Inc. Class A	67	1,563
Kroger Co. (The)	1,223	35,308
Longs Drug Stores Corp.	75	3,158
Nash Finch Co.	12	411
Pantry, Inc. (The)*	74	789
Ruddick Corp.	21	721
Safeway, Inc.	773	22,069
SUPERVALU, Inc.	385	11,893
SYSCO Corp.	988	27,180
Walgreen Co.	1,707	55,495
Wal-Mart Stores, Inc.	8,019	450,668
Whole Foods Market, Inc.	154	3,648
Winn-Dixie Stores, Inc.*	195	3,124

Total Food & Staples Retailing		724,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Food Products—1.4%
Archer-Daniels-Midland Co.	1,312	$44,279
Cal-Maine Foods, Inc.	111	3,662
Campbell Soup Co.	648	21,682
ConAgra Foods, Inc.	894	17,236
Corn Products International, Inc.	209	10,264
Dean Foods Co.*	187	3,669
Del Monte Foods Co.	583	4,139
Flowers Foods, Inc.	153	4,336
General Mills, Inc.	539	32,755
H.J. Heinz Co.	518	24,786
Hershey Co. (The)	255	8,359
Hormel Foods Corp.	231	7,995
Imperial Sugar Co.	9	140
J.M. Smucker Co. (The)	143	5,812
Kellogg Co.	605	29,052
Kraft Foods, Inc. Class A	2,092	59,516
Lancaster Colony Corp.	89	2,695
McCormick & Co., Inc.	176	6,276
Sanderson Farms, Inc.	101	3,487
Sara Lee Corp.	631	7,730
Seaboard Corp.	3	4,653
Smithfield Foods, Inc.*	253	5,030
Tootsie Roll Industries, Inc.	228	5,730
Tyson Foods, Inc. Class A	605	9,039
Wm. Wrigley Jr. Co.	297	23,101

Total Food Products		345,423

Funeral Service and Crematories—0.0%
Hillenbrand Inc.	141	3,017

Gas Utilities—0.5%
AGL Resources, Inc.	176	6,086
Atmos Energy Corp.	209	5,762
Energen Corp.	153	11,939
Equitable Resources, Inc.	107	7,389
National Fuel Gas Co.	109	6,483
New Jersey Resources Corp.	123	4,016
Nicor, Inc.	143	6,090
Northwest Natural Gas Co.	75	3,470
ONEOK, Inc.	154	7,520
Piedmont Natural Gas Co., Inc.	188	4,918
Questar Corp.	286	20,318
South Jersey Industries, Inc.	90	3,362
Southern Union Co.	242	6,539
Southwest Gas Corp.	176	5,232
UGI Corp.	253	7,264
WGL Holdings, Inc.	137	4,759

Total Gas Utilities		111,147

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.	836	53,454
Beckman Coulter, Inc.	110	7,428
Becton Dickinson & Co.	330	26,829
Boston Scientific Corp.*	759	9,328
C.R. Bard, Inc.	121	10,642
Cooper Cos., Inc. (The)	31	1,152
DENTSPLY International, Inc.	209	7,691
Edwards Lifesciences Corp.*	132	8,189
Gen-Probe, Inc.*	52	2,469
Haemonetics Corp.*	46	2,551
Hologic, Inc.*	96	2,093
Hospira, Inc.*	99	3,971
IDEXX Laboratories, Inc.*	65	3,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Immucor, Inc.*	109	$2,821
Intuitive Surgical, Inc.*	10	2,694
Kinetic Concepts, Inc.*	143	5,707
Medtronic, Inc.	1,706	88,286
Mentor Corp.	96	2,671
Resmed, Inc.*	89	3,181
St. Jude Medical, Inc.*	492	20,113
STERIS Corp.	133	3,825
Stryker Corp.	407	25,592
Varian Medical Systems, Inc.*	154	7,985
West Pharmaceutical Services, Inc.	118	5,107
Zimmer Holdings, Inc.*	361	24,566

Total Health Care Equipment & Supplies		331,513

Health Care Providers & Services—1.9%
Aetna, Inc.*	949	38,464
Amedisys, Inc.*	56	2,824
AMERIGROUP Corp.*	142	2,954
AmerisourceBergen Corp.	286	11,437
Apria Healthcare Group, Inc.*	170	3,296
Cardinal Health, Inc.	605	31,206
Centene Corp.*	115	1,931
Chemed Corp.	41	1,501
Cigna Corp.	657	23,251
Community Health Systems, Inc.*	187	6,167
Coventry Health Care, Inc.*	319	9,704
DaVita, Inc.*	154	8,182
Emergency Medical Services Corp. Class A*	64	1,448
Express Scripts, Inc.*	220	13,798
Health Net, Inc.*	141	3,392
Healthsouth Corp.*	229	3,808
Healthspring, Inc.*	207	3,494
Henry Schein, Inc.*	132	6,807
Humana, Inc.*	285	11,334
Kindred Healthcare, Inc.*	96	2,761
Laboratory Corp. of America Holdings*	176	12,255
LifePoint Hospitals, Inc.*	206	5,830
Lincare Holdings, Inc.*	207	5,879
Magellan Health Services, Inc.*	79	2,925
McKesson Corp.	473	26,445
Medco Health Solutions, Inc.*	536	25,299
Omnicare, Inc.	334	8,757
Owens & Minor, Inc.	82	3,747
Patterson Cos., Inc.*	176	5,173
Pediatrix Medical Group, Inc.*	89	4,381
Psychiatric Solutions, Inc.*	99	3,746
Quest Diagnostics, Inc.	319	15,462
UnitedHealth Group, Inc.	2,469	64,812
Universal American Corp.*	131	1,339
Universal Health Services, Inc. Class B	71	4,489
VCA Antech, Inc.*	108	3,000
WellCare Health Plans, Inc.*	170	6,146
WellPoint, Inc.*	1,146	54,619

Total Health Care Providers & Services		442,063

Health Care Technology—0.1%
Cerner Corp.*	97	4,382
HLTH Corp.*	406	4,596
IMS Health, Inc.	419	9,763

Total Health Care Technology		18,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Hospital Supplies—0.0%
Hillenbrand Industries, Inc.	141	$3,804

Hotels, Restaurants & Leisure—0.9%
Ambassadors Group, Inc.	41	612
Ameristar Casinos, Inc.	129	1,783
Bluegreen Corp.*	111	672
Bob Evans Farms, Inc.	107	3,060
Boyd Gaming Corp.	143	1,796
Brinker International, Inc.	220	4,158
Burger King Holdings, Inc.	211	5,653
CBRL Group, Inc.	111	2,721
CEC Entertainment, Inc.*	120	3,361
Cheesecake Factory (The)*	164	2,609
Chipotle Mexican Grill, Inc. Class A*	22	1,818
Choice Hotels International, Inc.	176	4,664
CKE Restaurants, Inc.	86	1,072
Darden Restaurants, Inc.	316	10,093
International Game Technology	319	7,969
International Speedway Corp. Class A	82	3,200
Interstate Hotels & Resorts, Inc.*	195	505
Jack in the Box, Inc.*	220	4,930
Las Vegas Sands Corp.*	65	3,084
Marriott International, Inc. Class A	612	16,059
McDonald’s Corp.	861	48,404
MGM Mirage*	239	8,100
Penn National Gaming, Inc.*	98	3,151
Ruby Tuesday, Inc.*	309	1,669
Scientific Games Corp. Class A*	101	2,992
Sonic Corp.*	133	1,968
Speedway Motorsports, Inc.*	121	2,466
Starbucks Corp.*	884	13,914
Starwood Hotels & Resorts Worldwide, Inc.	370	14,826
Wendy’s International, Inc.	176	4,791
Wyndham Worldwide Corp.	444	7,952
Yum! Brands, Inc.	894	31,370

Total Hotels, Restaurants & Leisure		221,422

Household Durables—0.5%
American Greetings Corp. Class A	34	420
Black & Decker Corp. (The)	166	9,547
Blyth, Inc.	145	1,744
Brookfield Homes Corp.	243	2,984
Ethan Allen Interiors, Inc.	112	2,755
Fortune Brands, Inc.	316	19,722
Harman International Industries, Inc.	134	5,546
Jarden Corp.*	187	3,411
Leggett & Platt, Inc.	341	5,719
Mohawk Industries, Inc.*	176	11,282
Newell Rubbermaid, Inc.	451	7,572
NVR, Inc.*	25	12,502
Sealy Corp.	271	1,556
Snap-On, Inc.	143	7,437
Stanley Works (The)	200	8,966
Syntax-Brillian Corp.*	268	139
Tempur-Pedic International, Inc.	164	1,281
Toll Brothers, Inc.*	480	8,990
Tupperware Brands Corp.	101	3,456
Whirlpool Corp.	219	13,519

Total Household Durables		128,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Household Products—1.5%
Church & Dwight Co., Inc.	143	$8,058
Clorox Co. (The)	220	11,484
Colgate-Palmolive Co.	583	40,285
Energizer Holdings, Inc.*	89	6,505
Kimberly-Clark Corp.	796	47,585
Procter & Gamble Co.	4,179	254,125
WD-40 Co.	21	614

Total Household Products		368,656

Independent Power Producers & Energy—0.4%
AES Corp. (The)*	636	12,218
Constellation Energy Group, Inc.	230	18,883
Dynegy, Inc. Class A*	777	6,643
Mirant Corp.*	1,060	41,498
NRG Energy, Inc.*	315	13,514

Total Independent Power Producers & Energy		92,756

Industrial Conglomerates—2.4%
3M Co.	1,152	80,168
Carlisle Cos., Inc.	154	4,466
General Electric Co.	16,628	443,801
Teleflex, Inc.	60	3,335
Textron, Inc.	361	17,303
Walter Industries, Inc.	144	15,663

Total Industrial Conglomerates		564,736

Insurance—7.2%
21st Century Holding Co.	122	997
Alleghany Corp.*	22	7,305
Allstate Corp. (The)	2,608	118,898
AMBAC Financial Group, Inc.	317	425
American Equity Investment Life Holding Co., Inc.	404	3,293
American Family Life Assurance Co., Inc.	711	44,651
American Financial Group, Inc.	459	12,278
American International Group, Inc.	7,595	200,963
American National Insurance Co.	55	5,391
Amerisafe, Inc.*	99	1,578
Amtrust Financial Services, Inc.	283	3,566
AON Corp.	528	24,256
Arthur J. Gallagher & Co.	231	5,567
Assurant, Inc.	385	25,395
Berkshire Hathaway, Inc. Class B*	86	345,031
Brown & Brown, Inc.	242	4,208
Chubb Corp. (The)	1,383	67,781
Cincinnati Financial Corp.	429	10,897
CNA Financial Corp.	890	22,384
CNA Surety Corp.*	206	2,604
Delphi Financial Group, Inc. Class A	176	4,073
EMC Insurance Group, Inc.	41	987
Employers Holdings, Inc.	415	8,591
Erie Indemnity Co. Class A	121	5,584
FBL Financial Group, Inc. Class A	118	2,346
Fidelity National Financial, Inc. Class A	605	7,623
First American Corp.	198	5,227
Genworth Financial, Inc. Class A	1,591	28,336
Hanover Insurance Group, Inc. (The)	143	6,078
Harleysville Group, Inc.	129	4,364
Hartford Financial Services Group, Inc. (The)	1,022	65,991
HCC Insurance Holdings, Inc.	406	8,583
Hilb Rogal & Hobbs Co.	97	4,216
Horace Mann Educators Corp.	200	2,804
Independence Holding Co.	174	1,700
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Infinity Property & Casualty Corp.	133	$5,522
LandAmerica Financial Group, Inc.	38	843
Lincoln National Corp.	711	32,223
Loews Corp.	1,268	59,469
Markel Corp.*	22	8,074
Marsh & McLennan Cos., Inc.	719	19,089
MBIA, Inc.	609	2,674
Mercury General Corp.	132	6,167
Metlife, Inc.	1,747	92,188
National Western Life Insurance Co. Class A	20	4,370
Nationwide Financial Services, Inc. Class A	466	22,373
Navigators Group, Inc.*	66	3,567
NYMAGIC, Inc.	79	1,514
Odyssey Re Holdings Corp.	209	7,420
Old Republic International Corp.	736	8,714
Philadelphia Consolidated Holding Co.*	261	8,866
Phoenix Cos., Inc. (The)	480	3,653
Presidential Life Corp.	53	817
Principal Financial Group, Inc.	439	18,425
ProAssurance Corp.*	132	6,351
Procentury Corp.	90	1,426
Progressive Corp. (The)	2,163	40,491
Protective Life Corp.	227	8,637
Prudential Financial, Inc.	801	47,852
Reinsurance Group of America, Inc.	210	9,139
RLI Corp.	98	4,848
Safeco Corp.	307	20,618
Safety Insurance Group, Inc.	121	4,314
SeaBright Insurance Holdings, Inc.*	49	710
Selective Insurance Group, Inc.	253	4,746
StanCorp Financial Group, Inc.	143	6,715
State Auto Financial Corp.	178	4,260
Torchmark Corp.	242	14,193
Tower Group, Inc.	21	445
Transatlantic Holdings, Inc.	196	11,068
Travelers Cos., Inc. (The)	2,529	109,758
United Fire & Casualty Co.	156	4,201
Unitrin, Inc.	176	4,852
Unum Group	1,016	20,777
W.R. Berkley Corp.	756	18,265
Wesco Financial Corp.	11	4,202
Zenith National Insurance Corp.	210	7,384

Total Insurance		1,725,191

Internet & Catalog Retail—0.1%
Amazon.Com, Inc.*	133	9,752
Expedia, Inc.*	341	6,268
IAC/InterActiveCorp.*	375	7,230
NetFlix, Inc.*	131	3,415
NutriSystem, Inc.	185	2,616
priceline.com, Inc.*	54	6,235

Total Internet & Catalog Retail		35,516

Internet Software & Services—0.5%
Akamai Technologies, Inc.*	89	3,096
Digital River, Inc.*	93	3,588
eBay, Inc.*	175	4,783
Google, Inc. Class A*	175	92,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Imergent, Inc.	77	$912
j2 Global Communications, Inc.*	66	1,518
ValueClick, Inc.*	155	2,348
Yahoo! Inc.*	847	17,499

Total Internet Software & Services		125,867

IT Services—1.1%
Affiliated Computer Services, Inc. Class A*	154	8,237
Alliance Data Systems Corp.*	110	6,221
Automatic Data Processing, Inc.	649	27,193
Broadridge Financial Solutions, Inc.	294	6,189
CACI International, Inc. Class A*	45	2,060
Cass Information Systems, Inc.	8	256
Cognizant Technology Solutions Corp. Class A*	359	11,671
Computer Sciences Corp.*	220	10,305
Convergys Corp.*	264	3,923
CSG Systems International, Inc.*	211	2,325
DST Systems, Inc. *	99	5,450
Electronic Data Systems Corp.	1,118	27,547
Fidelity National Information Services, Inc.	305	11,258
Fiserv, Inc.*	264	11,978
Global Payments, Inc.	176	8,202
Iron Mountain, Inc.*	134	3,558
Mantech International Corp.*	76	3,657
Mastercard, Inc. Class A	110	29,206
MPS Group, Inc.*	339	3,604
NeuStar, Inc. Class A*	119	2,566
Paychex, Inc.	440	13,763
Perot Systems Corp. Class A*	315	4,728
SAIC, Inc.*	582	12,111
SRA International, Inc. Class A*	54	1,213
Syntel, Inc.	82	2,765
Total System Services, Inc.	628	13,954
Western Union Co. (The)	1,130	27,933
Wright Express Corp.*	87	2,158

Total IT Services		264,031

Leisure Equipment & Products—0.2%
Brunswick Corp.	286	3,032
Callaway Golf Co.	159	1,881
Hasbro, Inc.	353	12,609
Jakks Pacific, Inc.*	76	1,661
Mattel, Inc.	748	12,805
Polaris Industries, Inc.	89	3,594
Pool Corp.	187	3,321

Total Leisure Equipment & Products		38,903

Life Sciences Tools & Services—0.3%
Bio-Rad Laboratories, Inc. Class A*	41	3,316
Charles River Laboratories International, Inc.*	88	5,625
Covance, Inc.*	66	5,677
Invitrogen Corp.*	86	3,376
Millipore Corp.*	55	3,732
PerkinElmer, Inc.	162	4,512
Pharmaceutical Product Development, Inc.	198	8,494
TECHNE Corp.*	19	1,470
Thermo Fisher Scientific, Inc.*	306	17,054
Varian, Inc.*	44	2,247
Waters Corp.*	132	8,515

Total Life Sciences Tools & Services		64,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Machinery—2.6%
Accuride Corp.*	108	$459
Actuant Corp. Class A	143	4,483
AGCO Corp.*	97	5,084
Barnes Group, Inc.	134	3,094
Bucyrus International, Inc. Class A	66	4,819
Caterpillar, Inc.	1,515	111,836
CLARCOR, Inc.	115	4,037
Columbus McKinnon Corp.*	12	289
Cummins, Inc.	396	25,946
Danaher Corp.	429	33,162
Deere & Co.	648	46,739
Donaldson Co., Inc.	115	5,134
Dover Corp.	429	20,751
Eaton Corp.	348	29,570
EnPro Industries, Inc.*	148	5,526
Flowserve Corp.	76	10,389
Freightcar America, Inc.	110	3,905
Gardner Denver, Inc.*	187	10,622
Graco, Inc.	165	6,282
Greenbrier Cos., Inc.	46	934
Harsco Corp.	142	7,726
IDEX Corp.	198	7,294
Illinois Tool Works, Inc.	982	46,655
ITT Corp.	299	18,936
Joy Global, Inc.	184	13,953
Kaydon Corp.	66	3,393
Kennametal, Inc.	220	7,161
Lincoln Electric Holdings, Inc.	110	8,657
Manitowoc Co., Inc. (The)	205	6,669
Mueller Industries, Inc.	122	3,928
NACCO Industries, Inc. Class A	41	3,048
Nordson Corp.	79	5,758
Oshkosh Truck Corp.	198	4,097
Paccar, Inc.	789	33,004
Pall Corp.	198	7,857
Parker Hannifin Corp.	332	23,678
Pentair, Inc.	220	7,704
SPX Corp.	99	13,041
Terex Corp.*	284	14,589
Timken Co. (The)	341	11,233
Toro Co. (The)	98	3,260
Trinity Industries, Inc.	375	13,009
Valmont Industries, Inc.	42	4,380
Wabtec Corp.	142	6,904
Watts Water Technologies, Inc. Class A	154	3,835

Total Machinery		612,830

Marine—0.0%
Alexander & Baldwin, Inc.	74	3,371
Kirby Corp.*	90	4,320

Total Marine		7,691

Media—2.7%
AH Belo Corp. Class A	75	428
Belo Corp. Class A	374	2,734
CBS Corp. Class B	1,436	27,988
Cinemark Holdings, Inc.	287	3,748
Citadel Broadcasting Corp.*	230	281
Clear Channel Communications, Inc.	612	21,542
Clear Channel Outdoor Holdings, Inc. Class A*	254	4,529
Comcast Corp. Class A*	1,590	30,162
Cox Radio, Inc. Class A*	370	4,366
DIRECTV Group, Inc. (The)*	1,612	41,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Discovery Holding Co. Class A*	173	$3,799
DISH Network Corp. Class A*	462	13,527
DreamWorks Animation SKG, Inc. Class A*	167	4,978
E.W. Scripps Co. (The) Class A	209	8,682
Gannett Co., Inc.	877	19,005
Getty Images, Inc.*	178	6,040
Harte-Hanks, Inc.	253	2,897
Hearst-Argyle Television, Inc.	264	5,069
Interactive Data Corp.	165	4,146
John Wiley & Sons, Inc. Class A	110	4,953
Lee Enterprises, Inc.	320	1,277
Marvel Entertainment, Inc.*	242	7,778
McClatchy Co. Class A	455	3,085
McGraw-Hill Cos., Inc. (The)	650	26,078
Meredith Corp.	110	3,112
Morningstar, Inc.*	42	3,025
New York Times Co. (The) Class A	241	3,709
News Corp. Class A	4,656	70,026
Omnicom Group, Inc.	561	25,178
Regal Entertainment Group Class A	561	8,572
Salem Communications Holding Corp. Class A*	24	47
Scholastic Corp.*	123	3,525
Time Warner Cable, Inc. Class A*	1,186	31,405
Time Warner, Inc.	6,163	91,212
Viacom, Inc. Class B*	1,126	34,388
Walt Disney Co. (The)	3,629	113,225
Washington Post Co. (The) Class B	11	6,456
Westwood One, Inc.*	262	325

Total Media		643,064

Metals & Mining—2.1%
AK Steel Holding Corp.	239	16,491
Alcoa, Inc.	1,805	64,294
Allegheny Technologies, Inc.	262	15,531
Brush Engineered Materials, Inc.*	76	1,856
Carpenter Technology Corp.	110	4,802
Cleveland-Cliffs, Inc.	180	21,454
Coeur d’ALENE Mines Corp.*	98	284
Commercial Metals Co.	374	14,100
Freeport-McMoRan Copper & Gold, Inc.	832	97,503
Newmont Mining Corp.	123	6,416
Nucor Corp.	790	58,989
Reliance Steel & Aluminum Co.	264	20,352
RTI International Metals, Inc.*	57	2,030
Schnitzer Steel Industries, Inc. Class A	79	9,053
Southern Copper Corp.	715	76,240
Steel Dynamics, Inc.	524	20,473
Titanium Metals Corp.	363	5,078
United States Steel Corp.	375	69,293
Worthington Industries, Inc.	196	4,018

Total Metals & Mining		508,257

Multiline Retail—1.0%
Big Lots, Inc.*	219	6,842
Bon-Ton Stores, Inc. (The)	196	1,023
Dillard’s, Inc. Class A	287	3,321
Dollar Tree Stores, Inc.*	209	6,832
Family Dollar Stores, Inc.	359	7,158
JC Penney Co., Inc.	773	28,052
Kohl’s Corp.*	724	28,989
Macy’s, Inc.	964	18,721
Nordstrom, Inc.	649	19,665
Retail Ventures, Inc.*	582	2,677
Sears Holdings Corp.*	396	29,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Target Corp.	1,568	$72,897
Tuesday Morning Corp.*	439	1,804

Total Multiline Retail		227,150

Multi-Utilities—1.1%
Alliant Energy Corp.	176	6,030
Ameren Corp.	319	13,471
Black Hills Corp.	104	3,334
Centerpoint Energy, Inc.	515	8,266
Consolidated Edison, Inc.	482	18,841
Dominion Resources, Inc.	152	7,218
DTE Energy Co.	207	8,785
Energy East Corp.	275	6,798
Integrys Energy Group, Inc.	121	6,150
MDU Resources Group, Inc.	352	12,271
NiSource, Inc.	615	11,021
NSTAR	198	6,696
OGE Energy Corp.	254	8,054
PG&E Corp.	584	23,179
PNM Resources, Inc.	220	2,631
Public Service Enterprise Group, Inc.	832	38,215
Puget Energy, Inc.	275	6,597
SCANA Corp.	209	7,733
Sempra Energy	449	25,347
TECO Energy, Inc.	418	8,983
Vectren Corp.	242	7,553
Wisconsin Energy Corp.	209	9,451
Xcel Energy, Inc.	704	14,129

Total Multi-Utilities		260,753

Office Electronics—0.1%
Xerox Corp.	1,848	25,059
Zebra Technologies Corp. Class A*	198	6,463

Total Office Electronics		31,522

Oil, Gas & Consumable Fuels—13.8%
Alon USA Energy, Inc.	174	2,081
Alpha Natural Resources, Inc.*	57	5,945
Anadarko Petroleum Corp.	617	46,176
Apache Corp.	592	82,288
Arch Coal, Inc.	132	9,904
Atlas Energy Resources LLC	100	3,815
Berry Petroleum Co. Class A	98	5,770
Bill Barrett Corp.*	30	1,782
Bois d’Arc Energy, Inc.*	159	3,865
Brigham Exploration Co.*	133	2,105
Chesapeake Energy Corp.	1,146	75,590
Chevron Corp.	5,484	543,629
Cimarex Energy Co.	220	15,327
CNX Gas Corp.*	184	7,735
ConocoPhillips	4,098	386,810
CONSOL Energy, Inc.	111	12,473
Delek US Holdings, Inc.	198	1,824
Denbury Resources, Inc.*	166	6,059
Devon Energy Corp.	900	108,144
El Paso Corp.	455	9,892
EOG Resources, Inc.	317	41,590
Exxon Mobil Corp.	13,111	1,155,473
Forest Oil Corp.*	107	7,972
Frontier Oil Corp.	348	8,321
Helix Energy Solutions Group, Inc.*	152	6,329
Hess Corp.	539	68,016
Holly Corp.	217	8,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Marathon Oil Corp.	2,221	$115,203
Mariner Energy Inc.*	242	8,947
Massey Energy Co.	57	5,344
Murphy Oil Corp.	230	22,552
Newfield Exploration Co.*	183	11,941
Noble Energy, Inc.	228	22,928
Occidental Petroleum Corp.	1,513	135,958
Overseas Shipholding Group, Inc.	118	9,383
Peabody Energy Corp.	126	11,094
Penn Virginia Corp.	55	4,148
PetroHawk Energy Corp.*	142	6,576
Petroleum Development Corp.*	16	1,064
Pioneer Natural Resources Co.	141	11,037
Quicksilver Resources, Inc.*	108	4,173
Range Resources Corp.	96	6,292
Southwestern Energy Co.*	198	9,427
Spectra Energy Corp.	1,021	29,344
St. Mary Land & Exploration Co.	187	12,088
Sunoco, Inc.	415	16,886
Swift Energy Co.*	123	8,125
Tesoro Corp.	471	9,312
USEC, Inc.*	414	2,517
Vaalco Energy, Inc.*	427	3,617
Valero Energy Corp.	2,102	86,560
Verasun Energy Corp.*	196	809
W&T Offshore, Inc.	166	9,713
Western Refining, Inc.	374	4,428
Whiting Petroleum Corp.*	74	7,850
Williams Cos., Inc. (The)	671	27,048
World Fuel Services Corp.	111	2,435
XTO Energy, Inc.	955	65,427

Total Oil, Gas & Consumable Fuels		3,299,153

Paper & Forest Products—0.1%
International Paper Co.	381	8,878
Weyerhaeuser Co.	88	4,500

Total Paper & Forest Products		13,378

Personal Products—0.2%
Alberto-Culver Co.	120	3,152
Avon Products, Inc.	473	17,038
Bare Escentuals, Inc.*	165	3,090
Estee Lauder Cos., Inc. (The) Class A	309	14,354
Mannatech, Inc.	197	1,072
NBTY, Inc.*	255	8,175
Prestige Brands Holdings, Inc.*	96	1,023

Total Personal Products		47,904

Pharmaceuticals—4.2%
Abbott Laboratories	1,023	54,188
Allergan, Inc.	230	11,972
Alpharma, Inc. Class A*	46	1,036
APP Pharmaceuticals, Inc.*	173	2,893
Barr Pharmaceuticals, Inc.*	140	6,311
Bristol-Myers Squibb Co.	2,443	50,155
Caraco Pharmaceutical Laboratories, Ltd.*	85	1,122
Eli Lilly & Co.	1,531	70,671
Endo Pharmaceuticals Holdings, Inc.*	220	5,322
Forest Laboratories, Inc.*	418	14,521
Johnson & Johnson	4,550	292,746
King Pharmaceuticals, Inc.*	713	7,465
KV Pharmaceutical Co., Class A*	78	1,508
Medicines Co. (The)*	46	912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Medicis Pharmaceutical Corp. Class A	141	$2,930
Merck & Co., Inc.	3,197	120,495
Mylan Laboratories, Inc.	648	7,821
Perrigo Co.	119	3,781
Pfizer, Inc.	8,858	154,749
Salix Pharmaceuticals Ltd.*	104	731
Schering-Plough Corp.	2,134	42,018
Sciele Pharma, Inc.*	33	639
Sepracor, Inc.*	293	5,837
Viropharma, Inc.*	396	4,380
Wyeth	2,741	131,458

Total Pharmaceuticals		995,661

Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc.	33	3,212
AMB Property Corp.	110	5,542
AvalonBay Communities, Inc.	75	6,687
Boston Properties, Inc.	331	29,863
CapitalSource, Inc.	539	5,972
CBL & Associates Properties, Inc.	134	3,061
Colonial Properties Trust	440	8,809
Developers Diversified Realty Corp.	177	6,144
Duke Realty Corp.	143	3,210
Entertainment Properties Trust	99	4,895
Federal Realty Investment Trust	49	3,381
General Growth Properties, Inc.	243	8,512
HCP, Inc.	141	4,485
Health Care REIT, Inc.	86	3,827
Hospitality Properties Trust	143	3,498
Host Hotels & Resorts, Inc.	714	9,746
HRPT Properties Trust	506	3,426
iStar Financial, Inc.	370	4,888
Kimco Realty Corp.	306	10,563
Macerich Co. (The)	42	2,609
Mack-Cali Realty Corp.	132	4,510
National Health Investors, Inc.	131	3,735
National Retail Properties, Inc.	143	2,989
Nationwide Health Properties, Inc.	148	4,661
Plum Creek Timber Co., Inc.	137	5,851
Post Properties, Inc.	143	4,254
Potlatch Corp.	143	6,452
Prologis	529	28,751
Public Storage	2	162
Rayonier, Inc.	154	6,539
Realty Income Corp.	148	3,368
Regency Centers Corp.	77	4,552
Senior Housing Properties Trust	175	3,418
Simon Property Group, Inc.	162	14,562
SL Green Realty Corp.	63	5,211
Ventas, Inc.	143	6,088
Vornado Realty Trust	165	14,520
Weingarten Realty Investors	132	4,002

Total Real Estate Investment Trusts		255,955

Real Estate Management & Development—0.1%
Avatar Holdings, Inc.*	90	2,726
CB Richard Ellis Group, Inc. Class A*	598	11,482
Forestar Real Estate Group, Inc.*	68	1,295
Jones Lang LaSalle, Inc.	66	3,973

Total Real Estate Management & Development		19,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Road & Rail—1.3%
Amerco, Inc.*	22	$1,049
Arkansas Best Corp.	56	2,052
Avis Budget Group, Inc.*	261	2,185
Burlington Northern Santa Fe Corp.	659	65,827
Con-way, Inc.	165	7,798
CSX Corp.	825	51,818
Genesee & Wyoming, Inc. Class A*	118	4,014
Heartland Express, Inc.	219	3,265
Hertz Global Holdings, Inc.*	429	4,118
JB Hunt Transport Services, Inc.	319	10,616
Kansas City Southern*	137	6,027
Knight Transportation, Inc.	196	3,587
Landstar System, Inc.	107	5,909
Norfolk Southern Corp.	836	52,392
Old Dominion Freight Line, Inc.*	153	4,593
Ryder System, Inc.	132	9,092
Union Pacific Corp.	834	62,967
Werner Enterprises, Inc.	184	3,419
YRC Worldwide, Inc.*	317	4,714

Total Road & Rail		305,442

Semiconductors & Semiconductor Equipment—1.9%
Advanced Energy Industries, Inc.*	263	3,603
Altera Corp.	516	10,681
Amkor Technology, Inc.*	861	8,963
Analog Devices, Inc.	558	17,728
Applied Materials, Inc.	2,684	51,238
Broadcom Corp. Class A*	231	6,304
Cymer, Inc.*	118	3,172
Cypress Semiconductor Corp.*	175	4,331
FormFactor, Inc.*	118	2,175
Intel Corp.	6,363	136,677
International Rectifier Corp.*	154	2,957
Intersil Corp. Class A	238	5,788
KLA-Tencor Corp.	331	13,475
Lam Research Corp.*	253	9,146
Linear Technology Corp.	429	13,973
MEMC Electronic Materials, Inc.*	244	15,016
Microchip Technology, Inc.	417	12,735
MKS Instruments, Inc.*	260	5,694
National Semiconductor Corp.	518	10,640
Novellus Systems, Inc.*	220	4,662
Nvidia Corp.*	736	13,778
Omnivision Technologies, Inc.*	20	242
ON Semiconductor Corp.*	1,132	10,380
RF Micro Devices, Inc.*	990	2,871
Silicon Image, Inc.*	9	65
Texas Instruments, Inc.	2,464	69,386
Varian Semiconductor Equipment Associates, Inc.*	148	5,153
Xilinx, Inc.	472	11,918

Total Semiconductors & Semiconductor Equipment		452,751

Software—2.6%
Activision Inc.*	253	8,620
Adobe Systems, Inc.*	492	19,380
Advent Software, Inc.*	74	2,670
Ansys, Inc.*	75	3,534
Autodesk, Inc.*	221	7,472
BMC Software, Inc.*	209	7,524
CA, Inc.	400	9,236
Cadence Design Systems, Inc.*	341	3,444
Citrix Systems, Inc.*	220	6,470
Commvault Systems, Inc.*	141	2,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Compuware Corp.*	759	$7,241
FactSet Research Systems, Inc.	68	3,832
Fair Isaac Corp.	111	2,305
Intuit, Inc.*	470	12,958
Jack Henry & Associates, Inc.	155	3,354
McAfee, Inc.*	176	5,989
Micros Systems, Inc.*	96	2,927
Microsoft Corp.	12,606	346,792
MicroStrategy, Inc. Class A*	9	583
NAVTEQ Corp.*	76	5,852
Net 1 UEPS Technologies, Inc.*	110	2,673
Oracle Corp.*	6,447	135,387
Parametric Technology Corp. *	362	6,035
Red Hat, Inc.*	175	3,621
Sybase, Inc.*	163	4,795
Symantec Corp.*	418	8,088
Synopsys, Inc.*	145	3,467

Total Software		626,595

Specialty Retail—2.4%
Aaron Rents, Inc.	45	1,005
Abercrombie & Fitch Co. Class A	154	9,653
Advance Auto Parts, Inc.	198	7,688
Aeropostale, Inc.*	282	8,835
American Eagle Outfitters, Inc.	587	8,001
AnnTaylor Stores Corp.*	198	4,744
Asbury Automotive Group, Inc.	66	848
AutoNation, Inc.*	484	4,850
Autozone, Inc.*	143	17,304
Barnes & Noble, Inc.	165	4,099
bebe Stores, Inc.	273	2,624
Bed Bath & Beyond, Inc.*	581	16,326
Best Buy Co., Inc.	748	29,620
Big 5 Sporting Goods Corp.	67	507
Brown Shoe Co., Inc.	184	2,493
Buckle, Inc. (The)	82	3,750
Build-A-Bear Workshop, Inc.*	110	800
Cabela’s, Inc.*	241	2,653
Carmax, Inc.*	242	3,434
Casual Male Retail Group, Inc.*	475	1,449
Cato Corp. (The) Class A	64	911
Charming Shoppes, Inc.*	715	3,282
Chico’s FAS, Inc.*	537	2,884
Childrens Place Retail Stores, Inc. (The)*	97	3,502
Coldwater Creek, Inc.*	241	1,272
Collective Brands, Inc.*	220	2,559
Conn’s, Inc.*	132	2,121
Dick’s Sporting Goods, Inc. *	163	2,892
Dress Barn, Inc.*	311	4,161
DSW, Inc. Class A*	82	966
Finish Line (The) Class A*	390	3,393
Foot Locker, Inc.	308	3,835
GameStop Corp. Class A*	109	4,404
Gap, Inc. (The)	1,109	18,487
Genesco, Inc.*	86	2,655
Group 1 Automotive, Inc.	130	2,583
Guess?, Inc.	126	4,719
Gymboree Corp.*	108	4,328
Home Depot, Inc.	4,778	111,900
HOT Topic, Inc.*	229	1,239
J Crew Group Inc.*	97	3,202
JOS A Bank Clothiers, Inc.*	56	1,498
Ltd. Brands, Inc.	1,164	19,612
Lithia Motors, Inc. Class A	100	492
Lowe’s Cos., Inc.	3,730	77,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Men’s Wearhouse, Inc. (The)	154	$2,509
New York & Co., Inc.*	250	2,283
Office Depot, Inc.*	1,154	12,625
OfficeMax, Inc.	288	4,003
O’Reilly Automotive, Inc.*	198	4,425
Pacific Sunwear Of California, Inc.*	35	299
Penske Auto Group, Inc.	286	4,216
PetSmart, Inc.	220	4,389
RadioShack Corp.	308	3,779
Rent-A-Center, Inc.*	425	8,742
Ross Stores, Inc.	209	7,424
Select Comfort Corp.*	163	267
Sherwin-Williams Co. (The)	304	13,963
Shoe Carnival, Inc.*	118	1,391
Sonic Automotive, Inc. Class A	183	2,359
Staples, Inc.	1,262	29,972
Systemax, Inc.*	90	1,589
Tiffany & Co.	198	8,069
TJX Cos., Inc.	700	22,028
Tractor Supply Co.*	143	4,153
Tween Brands, Inc.*	126	2,074
Urban Outfitters, Inc.*	275	8,577
Wet Seal, Inc. (The) Class A*	505	2,409
Williams-Sonoma, Inc.	198	3,928
Zale Corp.*	55	1,039

Total Specialty Retail		571,489

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.*	572	16,519
Columbia Sportswear Co.	110	4,043
CROCS, Inc.*	141	1,129
Fossil, Inc.*	44	1,279
Hanesbrands, Inc.*	211	5,727
Heelys, Inc.*	348	1,413
Jones Apparel Group, Inc.	551	7,576
K-Swiss, Inc. Class A	43	632
Liz Claiborne, Inc.	176	2,490
Maidenform Brands, Inc.*	68	918
Nike, Inc. Class B	740	44,112
Oxford Industries, Inc.	108	2,068
Perry Ellis International, Inc.*	99	2,101
Phillips-Van Heusen Corp.	132	4,834
Polo Ralph Lauren Corp.	143	8,978
Quiksilver, Inc.*	188	1,846
Skechers U.S.A., Inc. Class A*	100	1,976
Steven Madden Ltd.*	64	1,176
Timberland Co. Class A*	101	1,651
Under Armour, Inc. Class A*	22	564
UniFirst Corp.	9	402
VF Corp.	209	14,877
Volcom, Inc.*	53	1,268
Warnaco Group, Inc. (The)*	98	4,319
Wolverine World Wide, Inc.	145	3,867

Total Textiles, Apparel & Luxury Goods		135,765

Thrifts & Mortgage Finance—0.5%
Astoria Financial Corp.	231	4,638
BankUnited Financial Corp. Class A	571	548
Corus Bankshares, Inc.	670	2,787
Downey Financial Corp.	99	274
Fannie Mae	1,340	26,144
First Niagara Financial Group, Inc.	328	4,218
First Place Financial Corp. (OH)	76	714
FirstFed Financial Corp.*	187	1,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
Franklin Bank Corp.*	152	$93
Guaranty Financial Group, Inc.*	68	365
Hudson City Bancorp, Inc.	627	10,459
Imperial Capital Bancorp, Inc.*	77	441
New York Community Bancorp, Inc.	407	7,261
Ocwen Financial Corp.*	768	3,571
People’s United Financial, Inc.	330	5,148
PFF Bancorp, Inc.*	121	131
PMI Group, Inc. (The)	627	1,223
Provident Financial Services, Inc.	129	1,807
Sovereign Bancorp, Inc.*	429	3,157
United Community Financial Corp. (OH)	189	709
Washington Federal, Inc.	297	5,376
Washington Mutual, Inc.	6,054	29,847

Total Thrifts & Mortgage Finance		110,414

Tobacco—1.3%
Altria Group, Inc.	3,696	75,990
Philip Morris International, Inc.	3,696	182,545
Reynolds American, Inc.	527	24,595
Universal Corp./VA	87	3,934
UST, Inc.	275	15,018

Total Tobacco		302,082

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.	140	3,384
Beacon Roofing Supply, Inc.*	41	435
Fastenal Co.	187	8,071
GATX Corp.	143	6,339
H&E Equipment Services, Inc.*	199	2,392
MSC Industrial Direct Co. Class A	154	6,793
Rush Enterprises, Inc. Class A*	174	2,090
United Rentals, Inc.*	433	8,491
W.W. Grainger, Inc.	165	13,497
Watsco, Inc.	35	1,463
WESCO International, Inc.*	227	9,089

Total Trading Companies & Distributors		62,044

Water Utilities—0.0%
Aqua America, Inc.	229	3,657

Wireless Telecommunication Services—0.1%
American Tower Corp., Class A*	97	4,098
MetroPCS Communications, Inc.*	218	3,861
NII Holdings, Inc.*	240	11,398
Syniverse Holdings, Inc.*	271	4,390
United States Cellular Corp.*	86	4,863
USA Mobility, Inc.*	31	234

Total Wireless Telecommunication Services		28,844

TOTAL COMMON STOCKS (Cost: $27,752,669)		23,800,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Earnings Fund

June 30, 2008

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.0%
MONEY MARKET FUND(b)—0.0%
UBS Private Money Market Fund LLC, 2.51% (Cost: $5,429)(c)	5,429	$5,429

TOTAL INVESTMENTS IN SECURITIES—99.7% (Cost: $27,758,098)(d)		23,806,053
Cash and Other Assets in Excess of Liabilities—0.3%		75,535

NET ASSETS—100.0%		$23,881,588

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $4,030 and the total market value of the collateral held by the Fund was $5,429.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$23,806,053
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$23,806,053

See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	16.3%
Diversified Financials	9.4%
Capital Goods	8.6%
Insurance	7.2%
Technology Hardware & Equipment	5.7%
Pharmaceuticals, Biotechnology & Life Sciences	5.3%
Materials	4.7%
Food, Beverage & Tobacco	4.4%
Software & Services	4.3%
Utilities	4.1%
Banks	4.0%
Retailing	3.6%
Health Care Equipment & Services	3.3%
Food & Staples Retailing	3.0%
Media	2.7%
Telecommunication Services	2.2%
Transportation	2.2%
Semiconductors & Semiconductor Equipment	1.9%
Household & Personal Products	1.7%
Consumer Durables & Apparel	1.3%
Real Estate	1.2%
Consumer Services	1.1%
Commercial Services & Supplies	1.0%
Automobiles & Components	0.4%
Other	0.4%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—2.6%
Boeing Co. (The)	5,170	$339,773
General Dynamics Corp.	2,208	185,914
Goodrich Corp.	675	32,036
Honeywell International, Inc.	4,005	201,371
L-3 Communications Holdings, Inc.	685	62,246
Lockheed Martin Corp.	2,823	278,517
Northrop Grumman Corp.	1,889	126,374
Precision Castparts Corp.	606	58,400
Raytheon Co.	2,644	148,804
Rockwell Collins, Inc.	792	37,984
United Technologies Corp.	5,418	334,291

Total Aerospace & Defense		1,805,710

Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc.	612	33,562
Expeditors International Washington, Inc.	583	25,069
FedEx Corp.	2,134	168,138
United Parcel Service Inc. Class B	5,802	356,649

Total Air Freight & Logistics		583,418

Airlines—0.1%
AMR Corp.*(a)	4,232	21,668
Southwest Airlines Co.	4,520	58,941

Total Airlines		80,609

Auto Components—0.2%
BorgWarner, Inc.	557	24,720
Johnson Controls, Inc.	3,675	105,399

Total Auto Components		130,119

Automobiles—0.1%
Harley-Davidson, Inc.	2,207	80,026

Beverages—2.0%
Anheuser-Busch Cos., Inc.	4,107	255,127
Brown-Forman Corp. Class B	546	41,261
Coca-Cola Co. (The)	8,583	446,144
Constellation Brands, Inc. Class A*	1,239	24,607
Molson Coors Brewing Co. Class B	824	44,768
Pepsi Bottling Group, Inc.	1,594	44,504
PepsiCo, Inc.	8,069	513,108

Total Beverages		1,369,519

Biotechnology—1.1%
Amgen, Inc.*	6,823	321,773
Biogen Idec, Inc.*	1,064	59,467
Celgene Corp.*	378	24,143
Genentech, Inc.*	4,157	315,516
Genzyme Corp.*	446	32,121

Total Biotechnology		753,020

Building Products—0.1%
Masco Corp.	3,302	51,940

Capital Markets—4.3%
American Capital Strategies Ltd.	1,764	41,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Ameriprise Financial, Inc.	1,325	$53,888
Bank of New York Mellon Corp. (The)	4,031	152,493
BlackRock, Inc.	412	72,924
Charles Schwab Corp. (The)	4,347	89,287
Eaton Vance Corp.	257	10,218
Franklin Resources, Inc.	1,527	139,950
Goldman Sachs Group, Inc.	5,661	990,109
Janus Capital Group, Inc.	502	13,288
Legg Mason, Inc.	1,000	43,570
Lehman Brothers Holdings, Inc.(a)	6,986	138,393
Merrill Lynch & Co., Inc.	5,492	174,151
Morgan Stanley	16,439	592,955
Northern Trust Corp.	1,049	71,930
SEI Investments Co.	903	21,239
State Street Corp.	1,755	112,302
T. Rowe Price Group, Inc.	1,049	59,237
TD Ameritrade Holding Corp.*	12,223	221,114

Total Capital Markets		2,998,978

Chemicals—1.9%
Air Products & Chemicals, Inc.	1,055	104,297
Celanese Corp. Series A	446	20,364
CF Industries Holdings, Inc.	254	38,811
Dow Chemical Co. (The)	8,142	284,237
E.I. Du Pont de Nemours & Co.	7,165	307,308
Eastman Chemical Co.	416	28,646
Ecolab, Inc.	832	35,768
Monsanto Co.	952	120,371
Mosaic Co. (The)*	758	109,683
PPG Industries, Inc.	1,285	73,720
Praxair, Inc.	1,293	121,852
Rohm & Haas Co.	1,235	57,353
Sigma-Aldrich Corp.	551	29,677

Total Chemicals		1,332,087

Commercial Banks—3.3%
BB&T Corp.(a)	4,960	112,939
Comerica, Inc.	1,788	45,826
Fifth Third Bancorp	4,479	45,596
Huntington Bancshares, Inc.	2,971	17,143
KeyCorp	5,172	56,789
M&T Bank Corp.	1,005	70,893
Marshall & Ilsley Corp.	3,199	49,041
National City Corp.(a)	4,896	23,354
PNC Financial Services Group, Inc. (The)	2,469	140,980
Regions Financial Corp.	7,188	78,421
SunTrust Banks, Inc.	3,157	114,347
Synovus Financial Corp.	2,657	23,196
U.S. Bancorp	14,674	409,257
UnionBanCal Corp.	1,440	58,205
Wachovia Corp.	22,165	344,222
Wells Fargo & Co.	29,530	701,337
Zions Bancorp.	1,217	38,323

Total Commercial Banks		2,329,869

Commercial Services & Supplies—0.6%
Avery Dennison Corp.	636	27,939
Cintas Corp.	1,034	27,411
Dun & Bradstreet Corp.	319	27,957
Equifax, Inc.	733	24,643
Manpower, Inc.	800	46,592
Pitney Bowes, Inc.	1,572	53,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
R.R. Donnelley & Sons Co.	742	$22,030
Republic Services, Inc.	890	26,433
Stericycle, Inc.*	225	11,633
Waste Management, Inc.	3,302	124,519

Total Commercial Services & Supplies		392,763

Communications Equipment—1.9%
Cisco Systems, Inc.*	28,002	651,327
Corning, Inc.	9,264	213,535
EchoStar Corp. Class A*	409	12,769
Harris Corp.	685	34,586
Juniper Networks, Inc.*	935	20,738
Motorola, Inc.	3,753	27,547
Qualcomm, Inc.	8,393	372,397

Total Communications Equipment		1,332,899

Computers & Peripherals—3.6%
Apple, Inc.*	1,946	325,838
Dell, Inc.*	11,732	256,696
EMC Corp.	8,321	122,235
Hewlett-Packard Co.	13,258	586,136
International Business Machines Corp.	9,031	1,070,445
NetApp, Inc.*	1,018	22,050
SanDisk Corp.*	217	4,058
Sun Microsystems, Inc.*	3,047	33,151
Western Digital Corp.*	1,788	61,740

Total Computers & Peripherals		2,482,349

Construction & Engineering—0.1%
Fluor Corp.	261	48,567
Jacobs Engineering Group, Inc.*	314	25,340
KBR, Inc.	542	18,921

Total Construction & Engineering		92,828

Construction Materials—0.1%
Martin Marietta Materials, Inc.(a)	213	22,065
Vulcan Materials Co.	565	33,775

Total Construction Materials		55,840

Consumer Finance—0.9%
American Express Co.	8,085	304,562
Capital One Financial Corp.	5,792	220,154
Discover Financial Services	5,354	70,512
SLM Corp.*	3,199	61,901

Total Consumer Finance		657,129

Containers & Packaging—0.0%
Owens-Illinois, Inc.*	568	23,680

Distributors—0.1%
Genuine Parts Co.	1,066	42,299

Diversified Consumer Services—0.1%
Apollo Group, Inc. Class A*	597	26,423
H&R Block, Inc.	2,155	46,117

Total Diversified Consumer Services		72,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Diversified Financial Services—5.1%
Bank of America Corp.	46,475	$1,109,358
CIT Group, Inc.	635	4,324
Citigroup, Inc.	58,855	986,410
CME Group, Inc.	86	32,954
IntercontinentalExchange, Inc.*	121	13,794
JPMorgan Chase & Co.(a)	37,967	1,302,648
Moody’s Corp.	2,072	71,360
Nymex Holdings, Inc.	158	13,348
NYSE Euronext	632	32,017

Total Diversified Financial Services		3,566,213

Diversified Telecommunication Services—2.3%
AT&T, Inc.	25,578	861,722
Embarq Corp.	1,432	67,691
Fairpoint Communications, Inc.	255	1,839
Qwest Communications International, Inc.	39,073	153,557
Verizon Communications, Inc.	13,564	480,165
Windstream Corp.	3,585	44,239

Total Diversified Telecommunication Services		1,609,213

Electric Utilities—2.2%
Allegheny Energy, Inc.*	608	30,467
American Electric Power Co., Inc.	2,330	93,736
Duke Energy Corp.	8,845	153,726
Edison International	2,120	108,926
Entergy Corp.	1,089	131,203
Exelon Corp.	4,255	382,779
FirstEnergy Corp.	1,754	144,407
FPL Group, Inc.	1,829	119,946
Pepco Holdings, Inc.	1,085	27,830
PPL Corp.	1,848	96,595
Progress Energy, Inc.	1,623	67,890
Southern Co.	4,414	154,137

Total Electric Utilities		1,511,642

Electrical Equipment—0.4%
Emerson Electric Co.	3,904	193,054
First Solar, Inc.*	42	11,458
Rockwell Automation, Inc.	810	35,421
Roper Industries, Inc.	390	25,693
Sunpower Corp. Class A*	6	432

Total Electrical Equipment		266,058

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc.*	1,339	47,588
Amphenol Corp. Class A	768	34,468
Avnet, Inc.*	1,242	33,882
Dolby Laboratories, Inc. Class A*	314	12,654
Molex, Inc.	800	19,528

Total Electronic Equipment & Instruments		148,120

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	1,860	162,452
BJ Services Co.	3,323	106,137
Cameron International Corp.*	1,078	59,667
Diamond Offshore Drilling, Inc.	708	98,511
ENSCO International, Inc.	1,724	139,196
Exterran Holdings, Inc.*	36	2,574
FMC Technologies, Inc.*	505	38,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Halliburton Co.	6,876	$364,909
National Oilwell Varco, Inc.*	1,760	156,147
Pride International, Inc.*	1,242	58,734
Smith International, Inc.	895	74,410

Total Energy Equipment & Services		1,261,587

Food & Staples Retailing—3.4%
Costco Wholesale Corp.	1,606	112,645
CVS Corp.	5,732	226,815
Kroger Co. (The)	4,786	138,172
Safeway, Inc.	2,494	71,204
SUPERVALU, Inc.	1,560	48,188
SYSCO Corp.	3,304	90,893
Walgreen Co.	5,701	185,340
Wal-Mart Stores, Inc.	27,051	1,520,266
Whole Foods Market, Inc.	507	12,011

Total Food & Staples Retailing		2,405,534

Food Products—1.4%
Archer-Daniels-Midland Co.	3,801	128,284
Campbell Soup Co.	2,177	72,842
ConAgra Foods, Inc.	2,945	56,780
General Mills, Inc.	1,917	116,496
H.J. Heinz Co.	1,784	85,364
Hershey Co. (The)	772	25,306
Hormel Foods Corp.	768	26,580
Kellogg Co.	2,181	104,732
Kraft Foods, Inc. Class A	7,432	211,441
McCormick & Co., Inc.	619	22,074
Sara Lee Corp.	1,923	23,557
Tyson Foods, Inc. Class A	1,742	26,025
Wm. Wrigley Jr. Co.	999	77,702

Total Food Products		977,183

Gas Utilities—0.1%
Equitable Resources, Inc.	380	26,243
Questar Corp.	960	68,198

Total Gas Utilities		94,441

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.	2,955	188,943
Becton Dickinson & Co.	1,107	89,999
Boston Scientific Corp.*	2,304	28,316
C.R. Bard, Inc.	416	36,587
DENTSPLY International, Inc.	580	21,344
Hologic, Inc.*	280	6,104
Hospira, Inc.*	248	9,947
Intuitive Surgical, Inc.*	37	9,968
Medtronic, Inc.	5,977	309,311
St. Jude Medical, Inc.*	1,516	61,974
Stryker Corp.	1,271	79,920
Varian Medical Systems, Inc.*	484	25,095
Zimmer Holdings, Inc.*	1,131	76,965

Total Health Care Equipment & Supplies		944,473

Health Care Providers & Services—1.7%
Aetna, Inc.	3,177	128,764
AmerisourceBergen Corp.	1,091	43,629
Cardinal Health, Inc.	2,174	112,135
Cigna Corp.	2,171	76,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Coventry Health Care, Inc.*	1,079	$32,823
DaVita, Inc.*	644	34,216
Express Scripts, Inc.*	833	52,246
Health Net, Inc.*	363	8,734
Henry Schein, Inc.*	376	19,390
Humana, Inc.*	955	37,980
Laboratory Corp. of America Holdings*	638	44,424
McKesson Corp.	1,527	85,375
Medco Health Solutions, Inc.*	1,896	89,491
Quest Diagnostics, Inc.	1,066	51,669
UnitedHealth Group, Inc.	8,089	212,335
WellPoint, Inc.*	3,845	183,253

Total Health Care Providers & Services		1,213,296

Hotels, Restaurants & Leisure—0.8%
Darden Restaurants, Inc.	1,378	44,013
International Game Technology	1,129	28,202
Las Vegas Sands Corp.*	171	8,112
Marriott International, Inc. Class A	2,280	59,827
McDonald’s Corp.	3,074	172,821
MGM Mirage*	772	26,163
Penn National Gaming, Inc.*	265	8,520
Starbucks Corp.*	3,258	51,281
Starwood Hotels & Resorts Worldwide, Inc.	1,388	55,617
Wyndham Worldwide Corp	1,624	29,086
Yum! Brands, Inc.	2,467	86,567

Total Hotels, Restaurants & Leisure		570,209

Household Durables—0.3%
Black & Decker Corp. (The)	631	36,289
Fortune Brands, Inc.	1,142	71,272
Mohawk Industries, Inc.*	617	39,550
Newell Rubbermaid, Inc.	1,892	31,767
Whirlpool Corp.	717	44,260

Total Household Durables		223,138

Household Products—1.8%
Clorox Co. (The)	795	41,499
Colgate-Palmolive Co.	2,139	147,805
Energizer Holdings, Inc.*	266	19,442
Kimberly-Clark Corp.	2,772	165,710
Procter & Gamble Co.	14,370	873,840

Total Household Products		1,248,296

Independent Power Producers & Energy—0.4%
AES Corp. (The)*	1,951	37,479
Constellation Energy Group, Inc.	800	65,680
Dynegy, Inc. Class A*	1,843	15,758
Mirant Corp.*	3,580	140,156
NRG Energy, Inc.*	973	41,742
Reliant Energy, Inc.*	384	8,168

Total Independent Power Producers & Energy		308,983

Industrial Conglomerates—2.7%
3M Co.	3,869	269,244
General Electric Co.	58,045	1,549,221
Textron, Inc.	1,210	57,995

Total Industrial Conglomerates		1,876,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Insurance—7.4%
Allstate Corp. (The)	9,122	$415,871
American Family Life Assurance Co., Inc.	2,596	163,029
American International Group, Inc.	26,783	708,677
AON Corp.	1,828	83,978
Assurant, Inc.	1,120	73,875
Berkshire Hathaway, Inc. Class B*	283	1,135,395
Chubb Corp. (The)	4,951	242,649
Cincinnati Financial Corp.	1,447	36,754
CNA Financial Corp.	3,230	81,235
Genworth Financial, Inc. Class A	5,637	100,395
Hartford Financial Services Group, Inc. (The)	3,700	238,909
Lincoln National Corp.	2,544	115,294
Loews Corp.	4,412	206,923
Marsh & McLennan Cos., Inc.	2,372	62,977
Metlife, Inc.	6,510	343,533
Nationwide Financial Services, Inc. Class A	1,545	74,175
Principal Financial Group, Inc.	1,409	59,136
Progressive Corp. (The)	7,438	139,239
Prudential Financial, Inc.	2,846	170,020
Safeco Corp.	1,098	73,742
Torchmark Corp.	890	52,199
Transatlantic Holdings, Inc.	672	37,948
Travelers Cos., Inc. (The)	8,819	382,745
Unum Group	3,488	71,330
W.R. Berkley Corp.	2,536	61,270

Total Insurance		5,131,298

Internet & Catalog Retail—0.1%
Amazon.Com, Inc.*	418	30,652
Expedia, Inc.*	1,020	18,748
IAC/InterActiveCorp.*	1,194	23,020

Total Internet & Catalog Retail		72,420

Internet Software & Services—0.6%
Akamai Technologies, Inc.*	248	8,628
eBay, Inc.*	516	14,102
Google, Inc. Class A*	606	319,011
Yahoo! Inc.*	3,103	64,108

Total Internet Software & Services		405,849

IT Services—0.9%
Alliance Data Systems Corp.*	223	12,611
Automatic Data Processing, Inc.	2,208	92,515
Cognizant Technology Solutions Corp. Class A*	982	31,925
Computer Sciences Corp.*	768	35,973
DST Systems, Inc.*(a)	325	17,891
Electronic Data Systems Corp.	3,623	89,271
Fidelity National Information Services, Inc.	1,000	36,910
Fiserv, Inc.*	825	37,430
Iron Mountain, Inc.*	448	11,894
Mastercard, Inc. Class A	363	96,385
Paychex, Inc.	1,469	45,950
Total System Services, Inc.	2,404	53,417
Western Union Co. (The)	3,570	88,250

Total IT Services		650,422

Leisure Equipment & Products—0.1%
Mattel, Inc.	2,904	49,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Life Sciences Tools & Services—0.2%
Covance, Inc.*	196	$16,860
Pharmaceutical Product Development, Inc.	413	17,718
Thermo Fisher Scientific, Inc.*	1,016	56,621
Waters Corp.*	330	21,285

Total Life Sciences Tools & Services		112,484

Machinery—2.2%
AGCO Corp.*	355	18,606
Caterpillar, Inc.	5,246	387,259
Cummins, Inc.	1,336	87,535
Danaher Corp.	1,472	113,786
Deere & Co.	2,142	154,502
Dover Corp.	1,467	70,959
Eaton Corp.	1,147	97,461
Flowserve Corp.	217	29,664
Harsco Corp.	392	21,329
Illinois Tool Works, Inc.	3,536	167,995
Ingersoll-Rand Co. Ltd. Class A (Bermuda)	14	524
ITT Corp.	1,037	65,673
Joy Global, Inc.	514	38,977
Manitowoc Co., Inc. (The)	604	19,648
Paccar, Inc.	2,589	108,298
Parker Hannifin Corp.	1,192	85,013
SPX Corp.	310	40,836
Terex Corp.*	958	49,212

Total Machinery		1,557,277

Media—2.9%
CBS Corp. Class B	5,204	101,426
Clear Channel Communications, Inc.	2,115	74,448
Clear Channel Outdoor Holdings, Inc. Class A*	746	13,301
Comcast Corp. Class A	6,056	114,882
DIRECTV Group, Inc. (The)*	5,733	148,542
Discovery Holding Co. Class A*	477	10,475
DISH Network Corp. Class A*	1,992	58,326
E.W. Scripps Co. (The) Class A	898	37,303
Gannett Co., Inc.	2,915	63,168
Lamar Advertising Co. Class A*	124	4,468
McGraw-Hill Cos., Inc. (The)	2,398	96,208
News Corp. Class A	14,676	220,727
Omnicom Group, Inc.	1,993	89,446
Time Warner Cable, Inc. Class A*	4,096	108,462
Time Warner, Inc.	22,454	332,319
Viacom, Inc. Class B*	3,674	112,204
Walt Disney Co. (The)	13,091	408,438
Washington Post Co. (The) Class B	35	20,542

Total Media		2,014,685

Metals & Mining—2.0%
AK Steel Holding Corp.	759	52,371
Alcoa, Inc.	6,472	230,533
Allegheny Technologies, Inc.	934	55,368
Freeport-McMoRan Copper & Gold, Inc.	2,787	326,608
Newmont Mining Corp.	377	19,664
Nucor Corp.	2,631	196,457
Southern Copper Corp.	2,590	276,172
Steel Dynamics, Inc.	1,544	60,324
United States Steel Corp.	1,153	213,051

Total Metals & Mining		1,430,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Multi-line Retail—1.0%
JC Penney Co., Inc.	2,570	$93,265
Kohl’s Corp.*	2,647	105,986
Macy’s, Inc.	3,579	69,504
Nordstrom, Inc.	2,015	61,055
Sears Holdings Corp.*(a)	1,287	94,800
Target Corp.	5,826	270,851

Total Multi-line Retail		695,461

Multi-Utilities—1.0%
Ameren Corp.	1,159	48,945
Centerpoint Energy, Inc.	1,753	28,136
Consolidated Edison, Inc.	1,702	66,531
Dominion Resources, Inc.	1,064	50,529
DTE Energy Co.	772	32,764
MDU Resources Group, Inc.	1,145	39,915
NiSource, Inc.	1,879	33,672
PG&E Corp.	2,071	82,198
Public Service Enterprise Group, Inc.	2,842	130,532
SCANA Corp.	737	27,269
Sempra Energy	1,598	90,207
Wisconsin Energy Corp.	704	31,835
Xcel Energy, Inc.	2,526	50,697

Total Multi-Utilities		713,230

Office Electronics—0.1%
Xerox Corp.	6,624	89,821

Oil, Gas & Consumable Fuels—15.2%
Anadarko Petroleum Corp.	2,076	155,368
Apache Corp.	2,049	284,811
Arch Coal, Inc.	414	31,062
Chesapeake Energy Corp.	3,868	255,133
Chevron Corp.	18,583	1,842,133
ConocoPhillips	13,867	1,308,906
CONSOL Energy, Inc.	456	51,241
Denbury Resources, Inc.*	759	27,704
Devon Energy Corp.	3,038	365,046
El Paso Corp.	1,243	27,023
EOG Resources, Inc.	1,092	143,270
Exxon Mobil Corp.	44,358	3,909,270
Hess Corp.	1,856	234,209
Marathon Oil Corp.	7,538	390,996
Murphy Oil Corp.	837	82,068
Newfield Exploration Co.*	572	37,323
Noble Energy, Inc.	794	79,845
Occidental Petroleum Corp.	5,227	469,698
Peabody Energy Corp.	478	42,088
Pioneer Natural Resources Co.	391	30,607
Range Resources Corp.	341	22,349
Southwestern Energy Co.*	712	33,898
Spectra Energy Corp.	3,526	101,337
Sunoco, Inc.	1,400	56,966
Tesoro Corp.	1,604	31,711
Valero Energy Corp.	7,100	292,378
Williams Cos., Inc. (The)	2,306	92,955
XTO Energy, Inc.	3,286	225,124

Total Oil, Gas & Consumable Fuels		10,624,519

Paper & Forest Products—0.1%
International Paper Co.	1,612	37,559
MeadWestvaco Corp.	188	4,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Weyerhaeuser Co.	227	$11,609

Total Paper & Forest Products		53,650

Personal Products—0.2%
Avon Products, Inc.	1,620	58,352
Estee Lauder Cos., Inc. (The) Class A	1,015	47,147

Total Personal Products		105,499

Pharmaceuticals—4.7%
Abbott Laboratories	3,536	187,302
Allergan, Inc.	768	39,974
Barr Pharmaceuticals, Inc.*	388	17,491
Bristol-Myers Squibb Co.	8,729	179,206
Eli Lilly & Co.	5,187	239,432
Forest Laboratories, Inc.*	1,403	48,740
Johnson & Johnson	15,662	1,007,694
Merck & Co., Inc.	10,372	390,921
Pfizer, Inc.	30,514	533,080
Schering-Plough Corp.	7,683	151,278
Wyeth	9,792	469,624

Total Pharmaceuticals		3,264,742

Real Estate Investment Trusts—0.8%
AMB Property Corp.	462	23,276
AvalonBay Communities, Inc.	196	17,475
Boston Properties, Inc.	1,147	103,482
Developers Diversified Realty Corp.	531	18,431
General Growth Properties, Inc.	805	28,199
HCP Inc.	383	12,183
Host Hotels & Resorts, Inc.	2,485	33,920
Kimco Realty Corp.	969	33,450
Macerich Co. (The)	90	5,592
Plum Creek Timber Co., Inc.	471	20,116
Prologis	1,913	103,973
Public Storage, Inc.	27	2,181
Simon Property Group, Inc.	599	53,844
SL Green Realty Corp.	182	15,055
Ventas, Inc.	364	15,495
Vornado Realty Trust	548	48,224

Total Real Estate Investment Trusts		534,896

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. Class A*	1,846	35,443
Forest City Enterprises, Inc. Class A	121	3,899

Total Real Estate Management & Development		39,342

Road & Rail—1.2%
Burlington Northern Santa Fe Corp.	2,309	230,645
CSX Corp.	2,721	170,906
Hertz Global Holdings, Inc.*	1,441	13,834
Norfolk Southern Corp.	2,870	179,863
Union Pacific Corp.	2,919	220,385

Total Road & Rail		815,633

Semiconductors & Semiconductor Equipment—1.9%
Altera Corp.*	1,699	35,169
Analog Devices, Inc.	1,690	53,691
Applied Materials, Inc.	9,858	188,189
Broadcom Corp. Class A*	644	17,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Cypress Semiconductor Corp.*	446	$11,039
Intel Corp.	21,685	465,794
KLA-Tencor Corp.	1,021	41,565
Lam Research Corp.*	759	27,438
Linear Technology Corp.	1,274	41,494
MEMC Electronic Materials, Inc.*	672	41,355
Microchip Technology, Inc.	1,091	33,319
National Semiconductor Corp.	1,496	30,728
Nvidia Corp.*	2,107	39,443
Texas Instruments, Inc.	7,933	223,393
Xilinx, Inc.	1,630	41,158

Total Semiconductors & Semiconductor Equipment		1,291,350

Software—2.7%
Activision Inc.*	584	19,897
Adobe Systems, Inc.*	1,561	61,488
Autodesk, Inc.*	648	21,909
BMC Software, Inc.*	711	25,596
CA, Inc.	1,178	27,200
Citrix Systems, Inc.*	542	15,940
Intuit, Inc.*	1,453	40,059
McAfee, Inc.*	535	18,206
Microsoft Corp.	41,821	1,150,495
NAVTEQ Corp.*	205	15,785
Oracle Corp.*	21,509	451,689
Salesforce.com Inc.*	11	751
Symantec Corp.*	1,917	37,094

Total Software		1,886,109

Specialty Retail—2.0%
Abercrombie & Fitch Co. Class A	545	34,161
American Eagle Outfitters, Inc.	1,954	26,633
Autozone, Inc.*	491	59,416
Bed Bath & Beyond, Inc.*	2,059	57,858
Best Buy Co., Inc.	2,659	105,296
Carmax, Inc.*(a)	1,094	15,524
GameStop Corp. Class A*	319	12,888
Gap, Inc. (The)	3,612	60,212
Home Depot, Inc.	17,283	404,767
Ltd. Brands, Inc.	4,264	71,848
Lowe’s Cos., Inc.	13,731	284,918
Sherwin-Williams Co. (The)	1,034	47,492
Staples, Inc.	4,546	107,968
Tiffany & Co.	672	27,384
TJX Cos., Inc.	2,592	81,570

Total Specialty Retail		1,397,935

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.*	2,260	65,269
Nike, Inc. Class B	2,651	158,025
Polo Ralph Lauren Corp.	643	40,368
VF Corp.	798	56,802

Total Textiles, Apparel & Luxury Goods		320,464

Thrifts & Mortgage Finance—0.4%
Fannie Mae	4,569	89,141
Hudson City Bancorp, Inc.	2,100	35,028
New York Community Bancorp, Inc.	1,559	27,813
People’s United Financial, Inc.	955	14,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2008

Investments	Shares	Value
Sovereign Bancorp, Inc.*	901	$6,631
Washington Mutual, Inc.	16,914	83,386

Total Thrifts & Mortgage Finance		256,897

Tobacco—1.5%
Altria Group, Inc.	12,865	264,504
Philip Morris International, Inc.	12,898	637,033
Reynolds American, Inc.	1,855	86,573
UST, Inc.	848	46,309

Total Tobacco		1,034,419

Trading Companies & Distributors—0.1%
Fastenal Co.	576	24,860
W.W. Grainger, Inc.	480	39,264

Total Trading Companies & Distributors		64,124

Wireless Telecommunication Services—0.1%
American Tower Corp., Class A*	254	10,732
MetroPCS Communications, Inc.*	604	10,697
NII Holdings, Inc.*	804	38,181
Sprint Nextel Corp.*	200	1,900
United States Cellular Corp.*	250	14,138

Total Wireless Telecommunication Services		75,648

TOTAL COMMON STOCKS (Cost: $80,475,946)		69,580,906

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.6%
MONEY MARKET FUND(b)—0.6%
UBS Private Money Market Fund LLC, 2.51% (Cost: $421,350)(c)	421,350	421,350

TOTAL INVESTMENTS IN SECURITIES—100.4% (Cost: $80,897,296)(d)		70,002,256
Liabilities in Excess of Cash and Other Assets—(0.4)%		(255,417)

NET ASSETS—100.0%		$69,746,839

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $375,828 and the total market value of the collateral held by the Fund was $421,350.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings 500 Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$70,002,256
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$70,002,256

See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	17.0%
Diversified Financials	10.4%
Capital Goods	8.2%
Insurance	7.4%
Pharmaceuticals, Biotechnology & Life Sciences	5.9%
Technology Hardware & Equipment	5.8%
Food, Beverage & Tobacco	4.8%
Software & Services	4.2%
Materials	4.2%
Utilities	3.8%
Banks	3.7%
Food & Staples Retailing	3.4%
Retailing	3.2%
Health Care Equipment & Services	3.1%
Media	2.9%
Telecommunication Services	2.4%
Transportation	2.1%
Household & Personal Products	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Consumer Services	0.9%
Consumer Durables & Apparel	0.9%
Real Estate	0.8%
Commercial Services & Supplies	0.6%
Automobiles & Components	0.3%
Other	0.2%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Share	Value
COMMON STOCKS—99.4%
Aerospace & Defense—1.4%
AAR Corp.*	600	$8,118
Alliant Techsystems, Inc.*	611	62,126
BE Aerospace, Inc.*	841	19,587
Ceradyne, Inc.*	1,046	35,878
Curtiss-Wright Corp.	623	27,873
DRS Technologies, Inc.	761	59,906
DynCorp International, Inc. Class A*	869	13,165
Esterline Technologies Corp.*	535	26,354
HEICO Corp.	269	8,753
Hexcel Corp.*	821	15,845
Moog, Inc. Class A*	796	29,643
Orbital Sciences Corp.*	687	16,186
Spirit Aerosystems Holdings, Inc. Class A*	1,443	27,677
Teledyne Technologies, Inc.*	572	27,908
TransDigm Group, Inc.*	580	19,482
Triumph Group, Inc.	267	12,576

Total Aerospace & Defense		411,077

Airlines—0.6%
Continental Airlines, Inc. Class B*	7,650	77,341
JetBlue Airways Corp.*	1,434	5,349
Skywest, Inc.	1,955	24,731
UAL Corp.*	7,232	37,751
US Airways Group, Inc.*	11,429	28,573

Total Airlines		173,745

Auto Components—0.6%
Autoliv, Inc.	2,069	96,457
Gentex Corp.	2,413	34,844
Lear Corp.*	484	6,863
Sauer-Danfoss, Inc.	672	20,933
Tenneco, Inc.*	1,295	17,521
TRW Automotive Holdings Corp.*	162	2,992

Total Auto Components		179,610

Automobiles—0.1%
Thor Industries, Inc.(a)	1,338	28,446

Beverages—0.3%
Central European Distribution Corp.*	431	31,959
Hansen Natural Corp.*(a)	977	28,157
PepsiAmericas, Inc.	2,009	39,738

Total Beverages		99,854

Biotechnology—0.3%
Alkermes, Inc.*	543	6,711
Cubist Pharmaceuticals, Inc.*	749	13,377
ImClone Systems, Inc.*	858	34,715
United Therapeutics Corp.*	256	25,024

Total Biotechnology		79,827

Building Products—0.5%
Lennox International, Inc.	1,728	50,043
Quanex Building Products Corp.	931	13,835
Simpson Manufacturing Co., Inc.(a)	1,145	27,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
USG Corp.*	2,052	$60,677

Total Building Products		151,737

Capital Markets—2.5%
Affiliated Managers Group, Inc.*	485	43,679
Allied Capital Corp.	2,539	35,267
Apollo Investment Corp.	3,101	44,437
Cohen & Steers, Inc.(a)	901	23,399
E*Trade Financial Corp.*(a)	39,617	124,398
FCstone Group, Inc.*	210	5,865
Federated Investors, Inc. Class B	1,865	64,193
Fortress Investment Group LLC, Class A(a)	5,420	66,774
GAMCO Investors Inc. Class A	372	18,459
GFI Group, Inc.	1,196	10,776
Greenhill & Co., Inc.(a)	535	28,815
Investment Technology Group, Inc.*	789	26,400
Jefferies Group, Inc.	3,399	57,171
Knight Capital Group, Inc., Class A*	2,762	49,661
optionsXpress Holdings, Inc.	1,027	22,943
Raymond James Financial, Inc.	2,669	70,436
Waddell & Reed Financial, Inc., Class A	1,235	43,237

Total Capital Markets		735,910

Chemicals—3.7%
Airgas, Inc.	1,362	79,526
Albemarle Corp.	1,913	76,348
Ashland, Inc.	1,405	67,721
Cabot Corp.	1,391	33,815
Cytec Industries, Inc.	1,013	55,269
FMC Corp.	984	76,201
H.B. Fuller Co.	1,479	33,189
Hercules, Inc.	7,013	118,729
International Flavors & Fragrances, Inc.	1,662	64,918
Lubrizol Corp.	1,379	63,889
Nalco Holding Co.	2,105	44,521
Olin Corp.	1,004	26,285
OM Group, Inc.*	323	10,591
Rockwood Holdings, Inc.*	920	32,016
RPM International, Inc.	3,793	78,136
Scotts Miracle-Gro Co. (The) Class A	1,128	19,819
Sensient Technologies Corp.	966	27,203
Terra Industries, Inc.*	1,283	63,316
Valhi, Inc.	562	15,315
Valspar Corp. (The)	2,468	46,670
W.R. Grace & Co.*	822	19,309
Westlake Chemical Corp.	1,996	29,661

Total Chemicals		1,082,447

Commercial Banks—4.4%
Associated Banc-Corp	3,830	73,880
BancorpSouth, Inc.	1,979	34,613
Bank of Hawaii Corp.	1,360	65,008
BOK Financial Corp.	1,419	75,845
Cathay General Bancorp	1,639	17,816
City National Corp.	1,347	56,668
Colonial BancGroup, Inc. (The)(a)	6,066	26,812
Commerce Bancshares, Inc.	1,732	68,691
Cullen/Frost Bankers, Inc.	1,403	69,939
East West Bancorp, Inc.	2,272	16,040
First Citizens BancShares, Inc. Class A	274	38,220
First Horizon National Corp.	3,150	23,405
First Midwest Bancorp, Inc.	1,324	24,693
FirstMerit Corp.	1,701	27,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Fulton Financial Corp.	5,057	$50,823
Hancock Holding Co.	688	27,032
International Bancshares Corp.	1,941	41,479
Investors Bancorp, Inc.*	507	6,621
MB Financial, Inc.	733	16,471
PacWest Bancorp	818	12,172
Popular, Inc.	9,543	62,888
Prosperity Bancshares, Inc.	972	25,982
South Financial Group, Inc. (The)	1,899	7,444
Susquehanna Bancshares, Inc.	1,430	19,577
SVB Financial Group*	868	41,759
TCF Financial Corp.	4,564	54,905
Trustmark Corp.	1,682	29,687
UCBH Holdings, Inc.	2,701	6,077
UMB Financial Corp.	695	35,633
United Bankshares, Inc.	1,150	26,393
Valley National Bancorp(a)	2,966	46,774
Webster Financial Corp.	1,577	29,332
Westamerica Bancorp	700	36,813
Whitney Holding Corp.	2,099	38,412
Wilmington Trust Corp.	2,313	61,156

Total Commercial Banks		1,296,803

Commercial Services & Supplies—2.9%
Advisory Board Co. (The)*	159	6,253
Allied Waste Industries, Inc.*	5,071	63,997
Brink’s Co. (The)	810	52,990
ChoicePoint, Inc.*	1,192	57,454
Copart, Inc.*	1,252	53,611
Corporate Executive Board Co. (The)	427	17,955
Corrections Corp. of America*	1,370	37,634
Covanta Holding Corp.*	799	21,325
Deluxe Corp.	1,709	30,454
FTI Consulting, Inc.*	486	33,272
Geo Group, Inc. (The)*	504	11,340
Herman Miller, Inc.	1,702	42,363
HNI Corp.	1,105	19,514
Huron Consulting Group, Inc.*	183	8,297
IKON Office Solutions, Inc.	3,392	38,262
Mine Safety Appliances Co.	448	17,916
Monster Worldwide, Inc.*	1,495	30,812
MPS Group, Inc.*	2,641	28,074
Robert Half International, Inc.	3,847	92,214
Rollins, Inc.	1,440	21,341
Steelcase, Inc. Class A	2,982	29,909
Tetra Tech, Inc.*	720	16,286
United Stationers, Inc.*	891	32,922
Waste Connections, Inc.*	1,068	34,101
Watson Wyatt Worldwide, Inc. Class A	957	50,616

Total Commercial Services & Supplies		848,911

Communications Equipment—1.3%
ADC Telecommunications, Inc.*	2,816	41,593
Adtran, Inc.	1,187	28,298
Arris Group, Inc.*	5,015	42,378
Avocent Corp.*	714	13,280
Brocade Communications Systems, Inc.*	2,919	24,052
Ciena Corp.*	588	13,624
CommScope, Inc.*	1,530	80,739
Comtech Telecommunications Corp.*	456	22,344
Emulex Corp.*	613	7,141
F5 Networks, Inc.*	1,013	28,789
Foundry Networks, Inc.*	1,341	15,851
Netgear, Inc.*	483	6,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Plantronics, Inc.	741	$16,539
Polycom, Inc.*	1,012	24,652
Riverbed Technology, Inc.*	103	1,413
Sonus Networks, Inc.*(a)	1,932	6,607
Starent Networks Corp.*	114	1,434
Tellabs, Inc.*	4,471	20,790

Total Communications Equipment		396,218

Computers & Peripherals—1.0%
Diebold, Inc.	743	26,436
Electronics For Imaging*	318	4,643
Intermec, Inc.*	255	5,375
Lexmark International, Inc. Class A*	3,016	100,825
NCR Corp.*	4,009	101,027
QLogic Corp.*	2,626	38,313
Synaptics, Inc.*	237	8,942

Total Computers & Peripherals		285,561

Construction & Engineering—0.8%
Aecom Technology Corp.*	1,216	39,556
Dycom Industries, Inc.*	420	6,098
EMCOR Group, Inc.*	1,579	45,049
Granite Construction Inc.	908	28,629
Perini Corp.*	702	23,201
Quanta Services, Inc.*	1,685	56,061
URS Corp.*	855	35,884

Total Construction & Engineering		234,478

Construction Materials—0.2%
Eagle Materials, Inc.	1,443	36,551
Texas Industries, Inc.	362	20,319

Total Construction Materials		56,870

Consumer Finance—0.6%
AmeriCredit Corp.*(a)	10,071	86,811
First Marblehead Corp. (The)	12,310	31,637
Student Loan Corp. (The)	583	57,181

Total Consumer Finance		175,629

Containers & Packaging—2.4%
AptarGroup, Inc.	1,147	48,117
Ball Corp.	2,089	99,729
Bemis Co. Inc.	2,354	52,777
Crown Holdings, Inc.*	4,552	118,306
Greif, Inc. Class A	741	47,446
Packaging Corp. of America	2,102	45,214
Pactiv Corp.*	2,717	57,682
Sealed Air Corp.	5,205	98,947
Silgan Holdings, Inc.	803	40,744
Sonoco Products Co.	2,339	72,392
Temple-Inland, Inc.	2,970	33,472

Total Containers & Packaging		714,826

Distributors—0.1%
LKQ Corp.*	1,005	18,160

Diversified Consumer Services—1.1%
Capella Education Co.*	99	5,905
Career Education Corp.*	1,389	20,293
Corinthian Colleges, Inc.*	404	4,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
DeVry, Inc.	391	$20,965
Hillenbrand, Inc.	1,213	25,958
ITT Educational Services, Inc.*	535	44,207
Matthews International Corp. Class A	473	21,408
Regis Corp.	1,293	34,071
Service Corp International	2,088	20,588
Sotheby’s	1,462	38,553
Strayer Education, Inc.	120	25,088
Weight Watchers International, Inc.	1,526	54,342

Total Diversified Consumer Services		316,068

Diversified Financial Services—0.1%
Nasdaq Stock Market, Inc. (The)*	1,543	40,967
PHH Corp.*	135	2,072

Total Diversified Financial Services		43,039

Diversified Telecommunication Services—0.6%
Cbeyond, Inc.*	114	1,826
CenturyTel, Inc.	2,968	105,631
Cincinnati Bell, Inc.*	6,670	26,547
Citizens Communications Co.	5,177	58,707

Total Diversified Telecommunication Services		192,711

Electric Utilities—1.8%
ALLETE, Inc.	791	33,222
Cleco Corp.	1,864	43,487
DPL, Inc.	1,528	40,309
EL Paso Electric Co.*	980	19,404
Great Plains Energy, Inc.	1,815	45,883
Hawaiian Electric Industries, Inc.	793	19,611
IDACORP, Inc.	881	25,452
ITC Holdings Corp.	359	18,348
Northeast Utilities	2,449	62,523
Pinnacle West Capital Corp.	2,336	71,879
Portland General Electric Co.	2,051	46,189
Sierra Pacific Resources	3,796	48,247
Westar Energy, Inc.	2,357	50,699

Total Electric Utilities		525,253

Electrical Equipment—1.7%
Acuity Brands, Inc.	1,244	59,812
AMETEK, Inc.	1,640	77,440
Baldor Electric Co.	859	30,048
Belden, Inc.	859	29,103
Brady Corp. Class A	1,047	36,153
General Cable Corp.*	935	56,895
GrafTech International Ltd.*	2,241	60,125
Hubbell, Inc. Class B	1,237	49,319
Regal-Beloit Corp.	886	37,434
Thomas & Betts Corp.*	1,335	50,530
Woodward Governor Co.	820	29,241

Total Electrical Equipment		516,100

Electronic Equipment & Instruments—2.3%
Anixter International, Inc.*	1,301	77,396
Arrow Electronics, Inc.*	3,928	120,668
AVX Corp.	4,015	45,410
Benchmark Electronics, Inc.*	1,958	31,994
Brightpoint, Inc.*	899	6,563
Flir Systems, Inc.*	1,654	67,103
Ingram Micro, Inc. Class A*	4,737	84,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Jabil Circuit, Inc.	1,521	$24,960
Mettler-Toledo International, Inc.*	490	46,481
National Instruments Corp.	873	24,767
Plexus Corp.*	833	23,057
Rofin-Sinar Technologies, Inc.*	555	16,761
Tech Data Corp.*	699	23,689
Trimble Navigation Ltd.*	1,196	42,697
Vishay Intertechnology, Inc.*	4,901	43,472

Total Electronic Equipment & Instruments		679,100

Energy Equipment & Services—7.3%
Atwood Oceanics, Inc.*	368	45,757
Bristow Group, Inc.*	442	21,875
Complete Production Services, Inc.*	3,424	124,702
Dresser-Rand Group, Inc.*	823	32,179
Dril-Quip, Inc.*	602	37,926
Global Industries Ltd.*	2,784	49,917
Helix Energy Solutions Group, Inc.*	1,738	72,370
Helmerich & Payne, Inc.	3,457	248,973
Hercules Offshore, Inc.*	1,950	74,139
IHS Inc. Class A*	330	22,968
ION Geophysical Corp.*	776	13,541
Key Energy Group, Inc.*	3,541	68,766
Oceaneering International, Inc.*	816	62,873
Oil States International, Inc.*	2,148	136,269
Patterson-UTI Energy, Inc.	9,108	328,252
Rowan Cos., Inc.	3,616	169,048
SEACOR Holdings, Inc.*	693	62,030
Superior Energy Services, Inc.*	2,761	152,242
Tetra Technologies, Inc.*	1,507	35,731
Tidewater, Inc.	2,086	135,653
Unit Corp.*	2,155	178,800
W-H Energy Services, Inc.*	952	91,145

Total Energy Equipment & Services		2,165,156

Food & Staples Retailing—0.4%
BJ’s Wholesale Club, Inc.*	907	35,101
Casey’s General Stores, Inc.	929	21,525
Great Atlantic & Pacific Tea Co., Inc.*	330	7,531
Longs Drug Stores Corp.	574	24,171
Ruddick Corp.	810	27,791
United Natural Foods, Inc.*	626	12,194

Total Food & Staples Retailing		128,313

Food Products—1.2%
Corn Products International, Inc.	1,707	83,830
Dean Foods Co.*	2,326	45,636
Del Monte Foods Co.	3,775	26,803
Flowers Foods, Inc.	1,243	35,227
Hain Celestial Group, Inc.*	515	12,092
J.M. Smucker Co. (The)	1,182	48,036
Lancaster Colony Corp.	616	18,652
Pilgrim’s Pride Corp.	630	8,184
Ralcorp Holdings, Inc.*	208	10,284
Smithfield Foods, Inc.*	2,469	49,084
Synutra International, Inc.*	204	6,593
Tootsie Roll Industries, Inc.	822	20,657

Total Food Products		365,078

Gas Utilities—2.8%
AGL Resources, Inc.	1,801	62,279
Atmos Energy Corp.	2,358	65,010
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Energen Corp.	1,491	$116,342
National Fuel Gas Co.	1,647	97,964
New Jersey Resources Corp.	964	31,475
Nicor, Inc.	1,063	45,273
Northwest Natural Gas Co.	554	25,628
ONEOK, Inc.	2,149	104,935
Piedmont Natural Gas Co., Inc.	1,425	37,278
Southern Union Co.	3,234	87,383
Southwest Gas Corp.	1,068	31,752
UGI Corp.	2,492	71,545
WGL Holdings, Inc.	1,097	38,110

Total Gas Utilities		814,974

Health Care Equipment & Supplies—1.4%
Align Technology, Inc.*	348	3,651
Arthrocare Corp.*(a)	256	10,447
Beckman Coulter, Inc.	1,118	75,498
Cooper Cos., Inc. (The)	268	9,956
Edwards Lifesciences Corp.*	839	52,052
Gen-Probe, Inc.*	389	18,470
Haemonetics Corp.*	340	18,856
Hill-Rom Holdings, Inc.	1,213	32,727
IDEXX Laboratories, Inc.*	503	24,516
Immucor, Inc.*	688	17,805
Kinetic Concepts, Inc.*	1,423	56,792
Mentor Corp.	586	16,303
Meridian Bioscience, Inc.	260	6,999
Resmed, Inc.*	498	17,799
Sirona Dental Systems, Inc.*	43	1,115
STERIS Corp.	1,032	29,680
West Pharmaceutical Services, Inc.	748	32,373

Total Health Care Equipment & Supplies		425,039

Health Care Providers & Services—2.3%
AMERIGROUP Corp.*	1,158	24,086
Chemed Corp.	389	14,241
Community Health Systems, Inc.*	1,811	59,727
Health Management Associates, Inc. Class A*	2,640	17,186
Healthsouth Corp.*(a)	1,771	29,452
Healthways, Inc.*	268	7,933
LifePoint Hospitals, Inc.*	1,507	42,648
Lincare Holdings, Inc.*	2,306	65,490
Magellan Health Services, Inc.*	654	24,218
Omnicare, Inc.	3,384	88,729
Owens & Minor, Inc.	526	24,033
Patterson Cos., Inc.*	2,325	68,332
Pediatrix Medical Group, Inc.*	730	35,938
PSS World Medical, Inc.*	892	14,540
Psychiatric Solutions, Inc.*	716	27,093
Universal American Corp.*	935	9,556
Universal Health Services, Inc. Class B	559	35,340
VCA Antech, Inc.*	908	25,224
WellCare Health Plans, Inc.*	1,728	62,467

Total Health Care Providers & Services		676,233

Health Care Technology—0.6%
Cerner Corp.*	793	35,828
Eclipsys Corp.*	324	5,949
HLTH Corp.*	4,074	46,118
IMS Health, Inc.	4,132	96,275

Total Health Care Technology		184,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Hotels, Restaurants & Leisure—1.5%
Ameristar Casinos, Inc.(a)	964	$13,323
Bally Technologies, Inc.*	183	6,185
Boyd Gaming Corp.(a)	1,092	13,716
Brinker International, Inc.	3,700	69,930
Burger King Holdings, Inc.	2,185	58,536
Cheesecake Factory (The)*	1,179	18,758
Chipotle Mexican Grill, Inc. Class A*	168	13,880
Choice Hotels International, Inc.	1,088	28,832
International Speedway Corp. Class A	614	23,964
Jack in the Box, Inc.*	1,739	38,971
Life Time Fitness, Inc.*(a)	442	13,061
Panera Bread Co. Class A*(a)	437	20,216
Pinnacle Entertainment, Inc.*	176	1,846
Scientific Games Corp. Class A*	646	19,135
Sonic Corp.*	902	13,350
Speedway Motorsports, Inc.	921	18,770
Vail Resorts, Inc.*	445	19,059
Wendy’s International, Inc.	985	26,812
WMS Industries, Inc.*	555	16,522

Total Hotels, Restaurants & Leisure		434,866

Household Durables—2.1%
American Greetings Corp. Class A	1,171	14,450
Harman International Industries, Inc.	1,403	58,070
Jarden Corp.*	1,031	18,805
Leggett & Platt, Inc.	4,500	75,465
NVR, Inc.*	273	136,522
Sealy Corp.(a)	2,382	13,673
Snap-On, Inc.	1,236	64,284
Stanley Works (The)	2,440	109,385
Tempur-Pedic International, Inc.(a)	1,634	12,762
Toll Brothers, Inc.*	5,008	93,800
Tupperware Brands Corp.	980	33,536

Total Household Durables		630,752

Household Products—0.2%
Church & Dwight Co., Inc.	1,015	57,195

Independent Power Producers & Energy—0.0%
Ormat Technologies, Inc.	122	6,000

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	1,909	55,361
Seaboard Corp.	53	82,203
Teleflex, Inc.	404	22,458
Walter Industries, Inc.	1,185	128,893

Total Industrial Conglomerates		288,915

Insurance—6.5%
Alleghany Corp.*	218	72,387
AMBAC Financial Group, Inc.	2,772	3,714
American Financial Group, Inc.	4,939	132,118
American National Insurance Co.	765	74,985
Arthur J. Gallagher & Co.	2,160	52,056
Brown & Brown, Inc.	2,870	49,909
Delphi Financial Group, Inc. Class A	1,587	36,723
Erie Indemnity Co. Class A	1,515	69,917
Fidelity National Financial, Inc. Class A	5,907	74,428
First American Corp.	1,498	39,547
Hanover Insurance Group, Inc. (The)	1,801	76,543
HCC Insurance Holdings, Inc.	4,459	94,263
Hilb Rogal & Hobbs Co.	714	31,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Markel Corp.*	274	$100,558
MBIA, Inc.	6,766	29,703
Mercury General Corp.	1,600	74,752
National Financial Partners Corp.	402	7,968
Odyssey Re Holdings Corp.	2,720	96,560
Old Republic International Corp.	8,158	96,591
Philadelphia Consolidated Holding Co.*	2,752	93,485
Phoenix Cos., Inc. (The)	4,222	32,129
ProAssurance Corp.*	986	47,436
Protective Life Corp.	2,295	87,325
Reinsurance Group of America, Inc.	2,190	95,309
RLI Corp.	1,019	50,410
Selective Insurance Group, Inc.	1,964	36,845
StanCorp Financial Group, Inc.	1,535	72,084
State Auto Financial Corp.	1,435	34,340
Unitrin, Inc.	1,630	44,939
Wesco Financial Corp.	82	31,324
Zenith National Insurance Corp.	2,130	74,891

Total Insurance		1,914,269

Internet & Catalog Retail—0.3%
Blue Nile, Inc.*	72	3,061
NetFlix, Inc.*	881	22,967
priceline.com, Inc.*	518	59,809

Total Internet & Catalog Retail		85,837

Internet Software & Services—0.4%
DealerTrack Holdings, Inc.*	211	2,977
Digital River, Inc.*	682	26,312
Equinix, Inc.*	6	535
GSI Commerce, Inc.*	915	12,471
j2 Global Communications, Inc.*	993	22,839
SAVVIS, Inc.*	539	6,959
Sohu.com, Inc.*	156	10,989
ValueClick, Inc.*	1,132	17,150
WebMD Health Corp. Class A*(a)	217	6,054

Total Internet Software & Services		106,286

IT Services—2.0%
Affiliated Computer Services, Inc. Class A*	2,060	110,189
CACI International, Inc. Class A*	598	27,370
Convergys Corp.*	3,465	51,490
Euronet Worldwide Inc.*	519	8,771
Gartner, Inc.*	1,141	23,642
Global Payments, Inc.	1,169	54,475
Heartland Payment Systems, Inc.	382	9,015
Mantech International Corp.*	548	26,370
NeuStar, Inc. Class A*	928	20,008
Perot Systems Corp. Class A*	2,727	40,932
SAIC, Inc.*	6,131	127,587
SRA International, Inc. Class A*	820	18,417
Syntel, Inc.	576	19,423
TeleTech Holdings, Inc.*	1,021	20,379
VeriFone Holdings, Inc.*	418	4,995
Wright Express Corp.*	624	15,475

Total IT Services		578,538

Leisure Equipment & Products—0.7%
Brunswick Corp.	2,143	22,716
Callaway Golf Co.	1,230	14,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Hasbro, Inc.	4,103	$146,558
Polaris Industries, Inc.	820	33,112

Total Leisure Equipment & Products		216,937

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.*	145	1,492
Bio-Rad Laboratories, Inc. Class A*	320	25,885
Charles River Laboratories International, Inc.*	832	53,182
Dionex Corp.*	190	12,610
Invitrogen Corp.*	795	31,212
Millipore Corp.*	503	34,134
Parexel International Corp.*	672	17,680
PerkinElmer, Inc.	1,472	40,995
TECHNE Corp.*	477	36,915
Varian, Inc.*	318	16,237

Total Life Sciences Tools & Services		270,342

Machinery—4.1%
Actuant Corp. Class A	1,160	36,366
Albany International Corp. Class A	195	5,655
Barnes Group, Inc.	1,110	25,630
Briggs & Stratton Corp.	79	1,002
Bucyrus International, Inc.	685	50,019
CLARCOR, Inc.	893	31,344
Donaldson Co., Inc.	1,128	50,354
Gardner Denver, Inc.*	1,871	106,273
Graco, Inc.	1,404	53,450
IDEX Corp.	1,532	56,439
Kaydon Corp.	498	25,602
Kennametal, Inc.	1,693	55,107
Lincoln Electric Holdings, Inc.	990	77,913
Middleby Corp.*	219	9,616
Mueller Water Products, Inc. Class A	1,800	14,526
Nordson Corp.	611	44,536
Oshkosh Corp.	1,964	40,635
Pall Corp.	1,932	76,662
Pentair, Inc.	2,039	71,406
Robbins & Myers, Inc.	488	24,337
Timken Co. (The)	2,844	93,681
Toro Co. (The)	875	29,111
Trinity Industries, Inc.	3,719	129,011
Valmont Industries, Inc.	357	37,232
Wabtec Corp.	1,144	55,621
Watts Water Technologies, Inc. Class A	873	21,738

Total Machinery		1,223,266

Marine—0.2%
Alexander & Baldwin, Inc.	698	31,794
Kirby Corp.*	826	39,648

Total Marine		71,442

Media—2.1%
AH Belo Corp. Class A	514	2,930
Belo Corp. Class A	2,658	19,430
Cinemark Holdings, Inc.	2,566	33,512
Cox Radio, Inc. Class A*	2,229	26,302
DreamWorks Animation SKG, Inc. Class A*	1,395	41,585
Getty Images, Inc.*	1,559	52,896
Harte-Hanks, Inc.	2,015	23,072
Hearst-Argyle Television, Inc.	1,425	27,360
Idearc, Inc.(a)	7,866	18,485
Interactive Data Corp.	1,352	33,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Interpublic Group of Cos., Inc.*	1,091	$9,383
John Wiley & Sons, Inc. Class A	998	44,940
Marvel Entertainment, Inc.*	1,575	50,621
Meredith Corp.	1,102	31,176
Morningstar, Inc.*	290	20,889
New York Times Co. (The) Class A	3,197	49,202
R.H. Donnelley Corp.*	100	300
Regal Entertainment Group Class A	6,572	100,419
Scholastic Corp.*	1,047	30,007

Total Media		616,485

Metals & Mining—3.0%
AMCOL International Corp.	562	15,995
Carpenter Technology Corp.	1,070	46,706
Cleveland-Cliffs, Inc.	1,759	209,654
Coeur d’ALENE Mines Corp.*	4,553	13,204
Commercial Metals Co.	4,150	156,455
Compass Minerals International, Inc.	520	41,891
Hecla Mining Co.*	799	7,399
Reliance Steel & Aluminum Co.	2,684	206,909
RTI International Metals, Inc.*	487	17,347
Schnitzer Steel Industries, Inc. Class A	710	81,366
Titanium Metals Corp.*	3,479	48,671
Worthington Industries, Inc.	1,563	32,042

Total Metals & Mining		877,639

Multiline Retail—1.1%
Big Lots, Inc.*	3,124	97,594
Dillard’s, Inc. Class A(a)	3,320	38,412
Dollar Tree Stores, Inc.*	2,645	86,465
Family Dollar Stores, Inc.	4,472	89,172
Saks, Inc.*	444	4,875

Total Multiline Retail		316,518

Multi-Utilities—2.1%
Alliant Energy Corp.	2,090	71,603
Aquila, Inc.*	1,101	4,151
Avista Corp.	739	15,859
Black Hills Corp.	794	25,456
Energy East Corp.	2,733	67,560
Integrys Energy Group, Inc.	818	41,579
NSTAR	2,273	76,873
OGE Energy Corp.	2,509	79,560
PNM Resources, Inc.	1,472	17,605
Puget Energy, Inc.	2,295	55,057
TECO Energy, Inc.	5,593	120,194
Vectren Corp.	1,606	50,123

Total Multi-Utilities		625,620

Office Electronics—0.1%
Zebra Technologies Corp. Class A*	1,351	44,097

Oil, Gas & Consumable Fuels—5.5%
Alon USA Energy, Inc.(a)	1,944	23,250
Alpha Natural Resources, Inc.*	966	100,744
Arena Resources, Inc.*	217	11,462
Atlas America, Inc.	386	17,389
Atlas Energy Resources LLC	978	37,311
Berry Petroleum Co. Class A	928	54,641
Bill Barrett Corp.*	266	15,803
Bois d’Arc Energy, Inc.*	1,110	26,984
Carrizo Oil & Gas, Inc.*	69	4,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Cimarex Energy Co.	2,181	$151,949
CNX Gas Corp.*	1,554	65,330
Comstock Resources, Inc.*	581	49,054
Crosstex Energy, Inc.	45	1,560
Encore Acquisition Co.*	89	6,692
Forest Oil Corp.*	1,167	86,942
Foundation Coal Holdings, Inc.	2	177
Frontier Oil Corp.	4,255	101,737
Holly Corp.	2,313	85,396
Kinder Morgan Management LLC*	20	1,077
Mariner Energy Inc.*	2,145	79,301
Massey Energy Co.	646	60,563
Overseas Shipholding Group, Inc.	1,136	90,335
Penn Virginia Corp.	418	31,526
Penn Virginia GP Holdings LP	350	11,480
PetroHawk Energy Corp.*	1,697	78,588
Quicksilver Resources, Inc.*	1,242	47,991
St. Mary Land & Exploration Co.	1,741	112,538
Swift Energy Co.*	1,033	68,240
W&T Offshore, Inc.	1,657	96,951
Western Refining, Inc.(a)	4,043	47,869
Whiting Petroleum Corp.*	702	74,468

Total Oil, Gas & Consumable Fuels		1,642,046

Personal Products—0.6%
Alberto-Culver Co.	1,063	27,925
Bare Escentuals, Inc.*	1,172	21,952
Chattem, Inc.*	210	13,661
NBTY, Inc.*	2,683	86,016
Nu Skin Enterprises, Inc. Class A	1,068	15,935

Total Personal Products		165,489

Pharmaceuticals—1.2%
APP Pharmaceuticals, Inc.*	1,812	30,297
Endo Pharmaceuticals Holdings, Inc.*	2,473	59,822
King Pharmaceuticals, Inc.*	7,048	73,792
KV Pharmaceutical Co., Class A*	636	12,294
Medicis Pharmaceutical Corp. Class A	984	20,448
Mylan, Inc.*(a)	6,588	79,516
Perrigo Co.	960	30,499
Sepracor, Inc.*	2,818	56,135
XenoPort, Inc.*	50	1,952

Total Pharmaceuticals		364,755

Real Estate Investment Trusts—3.3%
Alexander’s, Inc.*	5	1,553
Alexandria Real Estate Equities, Inc.	224	21,804
BioMed Realty Trust, Inc.	795	19,501
BRE Properties, Inc.	386	16,706
CapitalSource, Inc.(a)	5,112	56,641
CBL & Associates Properties, Inc.	988	22,566
Colonial Properties Trust	5,236	104,824
Corporate Office Properties Trust	116	3,982
Cousins Properties, Inc.	173	3,996
DiamondRock Hospitality Co.	1,159	12,622
Digital Realty Trust, Inc.	69	2,823
Duke Realty Corp.	1,132	25,413
Entertainment Properties Trust	528	26,104
Equity Lifestyle Properties, Inc.	103	4,532
Equity One, Inc.	733	15,063
Essex Property Trust, Inc.	131	13,952
Federal Realty Investment Trust	408	28,152
Franklin Street Properties Corp.	853	10,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Health Care REIT, Inc.	686	$30,527
Healthcare Realty Trust, Inc.	269	6,394
Highwoods Properties, Inc.	444	13,950
Home Properties, Inc.	217	10,429
Hospitality Properties Trust	1,899	46,450
HRPT Properties Trust	3,278	22,192
iStar Financial, Inc.	4,209	55,601
Kilroy Realty Corp.	218	10,253
LaSalle Hotel Properties	310	7,790
Mack-Cali Realty Corp.	677	23,133
Mid-America Apartment Communities, Inc.	81	4,134
National Retail Properties, Inc.	1,154	24,119
Nationwide Health Properties, Inc.	1,253	39,457
Post Properties, Inc.	776	23,086
Potlatch Corp.	702	31,674
PS Business Parks, Inc.	116	5,986
Rayonier, Inc.	1,461	62,034
Realty Income Corp.(a)	1,317	29,975
Regency Centers Corp.	758	44,813
Senior Housing Properties Trust	1,285	25,096
Strategic Hotels & Resorts, Inc.	528	4,947
Sunstone Hotel Investors, Inc.	483	8,018
Tanger Factory Outlet Centers, Inc.	177	6,360
Taubman Centers, Inc.	287	13,963
Washington Real Estate Investment Trust	378	11,359
Weingarten Realty Investors	1,227	37,203

Total Real Estate Investment Trusts		989,959

Real Estate Management & Development—0.3%
Forestar Real Estate Group, Inc.*	957	18,231
Jones Lang LaSalle, Inc.	1,099	66,149

Total Real Estate Management & Development		84,380

Road & Rail—1.7%
Amerco, Inc.*	261	12,444
Avis Budget Group, Inc.*	2,202	18,431
Con-way, Inc.	1,391	65,739
Heartland Express, Inc.	1,709	25,481
JB Hunt Transport Services, Inc.	2,817	93,750
Kansas City Southern*	1,217	53,536
Knight Transportation, Inc.	1,498	27,413
Landstar System, Inc.	961	53,066
Ryder System, Inc.	1,716	118,198
Werner Enterprises, Inc.	1,291	23,987

Total Road & Rail		492,045

Semiconductors & Semiconductor Equipment—1.9%
Amkor Technology, Inc.*	7,807	81,271
Atheros Communications, Inc.*	298	8,940
Cree, Inc.*(a)	556	12,682
Cymer, Inc.*	783	21,047
Diodes, Inc.*	660	18,242
Fairchild Semiconductor International, Inc.*	1,007	11,812
FormFactor, Inc.*	821	15,131
Hittite Microwave Corp.*	402	14,319
International Rectifier Corp.*	1,379	26,477
Intersil Corp. Class A	1,941	47,205
Microsemi Corp.*	153	3,853
Novellus Systems, Inc.*	2,692	57,043
ON Semiconductor Corp.*	10,747	98,551
RF Micro Devices, Inc.*	8,345	24,201
Sigma Designs Inc.*	114	1,583
Silicon Laboratories, Inc.*	273	9,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Skyworks Solutions, Inc.*	2,271	$22,415
Teradyne, Inc.*	1,690	18,708
Tessera Technologies, Inc.*	415	6,794
Varian Semiconductor Equipment Associates, Inc.*	1,381	48,086

Total Semiconductors & Semiconductor Equipment		548,213

Software—1.8%
Advent Software, Inc.*	588	21,215
Ansys, Inc.*	588	27,707
Blackbaud, Inc.	381	8,153
Blackboard, Inc.*	78	2,982
Cadence Design Systems, Inc.*	4,455	44,996
Compuware Corp.*	5,336	50,905
Concur Technologies, Inc.*	51	1,695
FactSet Research Systems, Inc.	621	35,000
Fair Isaac Corp.	1,022	21,227
Informatica Corp.*	956	14,378
Jack Henry & Associates, Inc.	1,406	30,426
Lawson Software, Inc.*	336	2,443
Macrovision Solutions Corp.*	696	10,412
Micros Systems, Inc.*	820	25,002
MicroStrategy, Inc. Class A*	232	15,022
Net 1 UEPS Technologies, Inc.*	748	18,176
Parametric Technology Corp.*	3,264	54,410
Progress Software Corp.*	405	10,356
Red Hat, Inc.*	1,282	26,525
Sybase, Inc.*	1,377	40,511
Synopsys, Inc.*	1,193	28,525
THQ, Inc.*	701	14,202
TIBCO Software, Inc.*	2,518	19,263

Total Software		523,531

Specialty Retail—4.0%
Advance Auto Parts, Inc.	2,266	87,989
Aeropostale, Inc.*	1,617	50,661
AnnTaylor Stores Corp.*	1,565	37,497
AutoNation, Inc.*	7,189	72,034
Barnes & Noble, Inc.	1,356	33,683
bebe Stores, Inc.	2,072	19,912
Chico’s FAS, Inc.*	5,366	28,815
Dick’s Sporting Goods, Inc.*	1,704	30,229
Foot Locker, Inc.	4,151	51,680
Guess?, Inc.	1,366	51,157
J Crew Group Inc.*	840	27,728
Men’s Wearhouse, Inc. (The)	2,162	35,219
Office Depot, Inc.*	13,364	146,203
OfficeMax, Inc.	3,138	43,618
O’Reilly Automotive, Inc.*	2,140	47,829
Pacific Sunwear Of California, Inc.*	38	324
Penske Auto Group, Inc.	2,371	34,949
PetSmart, Inc.	2,731	54,483
RadioShack Corp.	4,707	57,755
Ross Stores, Inc.	3,536	125,599
Sally Beauty Holdings, Inc.*	2,255	14,567
Tractor Supply Co.*	853	24,771
Urban Outfitters, Inc.*	1,896	59,136
Williams-Sonoma, Inc.	2,517	49,937

Total Specialty Retail		1,185,775

Textiles, Apparel & Luxury Goods—1.5%
Columbia Sportswear Co.	1,039	38,183
CROCS, Inc.*(a)	1,323	10,597
Deckers Outdoor Corp.*	129	17,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Fossil, Inc.*	847	$24,622
Hanesbrands, Inc.*	2,100	56,994
Iconix Brand Group, Inc.*	874	10,558
Jones Apparel Group, Inc.	6,100	83,875
Liz Claiborne, Inc.	2,088	29,545
Phillips-Van Heusen Corp.	1,537	56,285
Quiksilver, Inc.*	2,135	20,966
Under Armour, Inc. Class A*	333	8,538
Warnaco Group Inc. (The)*	825	36,358
Wolverine World Wide, Inc.	1,325	35,338

Total Textiles, Apparel & Luxury Goods		429,816

Thrifts & Mortgage Finance—0.5%
Astoria Financial Corp.	2,125	42,670
Capitol Federal Financial	339	12,750
Downey Financial Corp.(a)	1,204	3,335
First Niagara Financial Group, Inc.	2,260	29,064
Guaranty Financial Group, Inc.*	916	4,919
NewAlliance Bancshares, Inc.	674	8,412
Northwest Bancorp, Inc.	539	11,761
TFS Financial Corp.	282	3,268
Washington Federal, Inc.	2,183	39,512

Total Thrifts & Mortgage Finance		155,691

Tobacco—0.2%
Universal Corp./VA	722	32,649
Vector Group Ltd.	823	13,275

Total Tobacco		45,924

Trading Companies & Distributors—1.2%
Applied Industrial Technologies, Inc.	1,060	25,620
GATX Corp.	1,614	71,549
MSC Industrial Direct Co. Class A	1,421	62,680
RSC Holdings, Inc.*	3,346	30,984
United Rentals, Inc.*	4,429	86,853
WESCO International, Inc.*	2,212	88,568

Total Trading Companies & Distributors		366,254

Water Utilities—0.1%
Aqua America, Inc.	1,482	23,668

TOTAL COMMON STOCKS (Cost: $34,587,544)		29,383,893

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Earnings Fund

June 30, 2008

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.7%
MONEY MARKET FUND(b)—2.7%
UBS Private Money Market Fund LLC, 2.51% (Cost: $806,449)(c)	806,449	$806,449

TOTAL INVESTMENTS IN SECURITIES—102.1% (Cost: $35,393,993)(d)		30,190,342
Liabilities in Excess of Cash and Other Assets—(2.1)%		(631,441)

NET ASSETS—100.0%		$29,558,901

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $728,103 and the total market value of the collateral held by the Fund was $806,449.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$30,190,342
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$30,190,342

See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	12.9%
Capital Goods	10.8%
Materials	9.2%
Utilities	6.8%
Insurance	6.5%
Retailing	5.4%
Banks	4.9%
Technology Hardware & Equipment	4.8%
Health Care Equipment & Services	4.3%
Consumer Durables & Apparel	4.3%
Software & Services	4.1%
Real Estate	3.6%
Diversified Financials	3.2%
Commercial Services & Supplies	2.9%
Consumer Services	2.5%
Transportation	2.5%
Pharmaceuticals, Biotechnology & Life Sciences	2.4%
Media	2.1%
Semiconductors & Semiconductor Equipment	1.9%
Food, Beverage & Tobacco	1.7%
Household & Personal Products	0.8%
Automobiles & Components	0.7%
Telecommunication Services	0.7%
Food & Staples Retailing	0.4%
Other	0.6%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.1%
Aerospace & Defense—0.7%
Aerovironment, Inc.*	478	$12,992
American Science & Engineering, Inc.	216	11,130
Applied Signal Technology, Inc.	192	2,623
Argon ST, Inc.*	481	11,929
Astronics Corp.*	132	1,836
Cubic Corp.	493	10,984
Ducommun, Inc.*	250	5,740
GenCorp, Inc.*	1,837	13,152
Herley Industries, Inc.*	359	4,768
Ladish Co., Inc.*	336	6,918
LMI Aerospace, Inc.*	244	4,287
SIFCO Industries, Inc.*	455	4,596
Stanley, Inc.*	254	8,514
Taser International, Inc.*	448	2,236

Total Aerospace & Defense		101,705

Air Freight & Logistics—1.2%
Air Transport Services Group, Inc.*	11,140	11,140
Atlas Air Worldwide Holdings, Inc.*	895	44,268
Dynamex, Inc.*	272	7,292
Forward Air Corp.	684	23,666
Hub Group, Inc., Class A*	1,064	36,314
Pacer International, Inc.	1,955	42,052
Park-Ohio Holdings Corp.*	496	7,321

Total Air Freight & Logistics		172,053

Airlines—0.5%
AirTran Holdings, Inc.*	2,904	5,924
Alaska Air Group, Inc.*	2,448	37,552
Allegiant Travel Co.*	354	6,581
Pinnacle Airlines Corp.*	2,010	6,352
Republic Airways Holdings, Inc.*	1,970	17,060

Total Airlines		73,469

Auto Components—0.7%
Amerigon, Inc.*	178	1,266
ATC Technology Corp.*	895	20,835
China Automotive Systems, Inc.*	496	2,902
Cooper Tire & Rubber Co.	1,794	14,065
Drew Industries, Inc.*	656	10,463
Fuel Systems Solutions, Inc.*	191	7,354
Modine Manufacturing Co.	1,045	12,927
SORL Auto Parts, Inc.*	718	3,848
Spartan Motors, Inc.	1,388	10,368
Standard Motor Products, Inc.	870	7,099
Stoneridge, Inc.*	616	10,509
Superior Industries International, Inc.	10	169

Total Auto Components		101,805

Automobiles—0.1%
Monaco Coach Corp.	724	2,201
Winnebago Industries, Inc.	934	9,517

Total Automobiles		11,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Beverages—0.2%
Boston Beer Co., Inc. Class A*	273	$11,106
Coca-Cola Bottling Co. Consolidated	279	10,317
MGP Ingredients, Inc.	632	3,666
National Beverage Corp.*	1,453	10,563

Total Beverages		35,652

Biotechnology—0.4%
BioSante Pharmaceuticals, Inc.*	473	2,242
Emergent Biosolutions, Inc.*	2,121	21,061
Martek Biosciences Corp.*	280	9,439
Omrix Biopharmaceuticals, Inc.*	228	3,589
Repligen Corp.*	1,422	6,712
Trimeris, Inc.*	1,887	8,907

Total Biotechnology		51,950

Building Products—1.3%
AAON, Inc.	584	11,248
American Woodmark Corp.(a)	655	13,840
Ameron International Corp.	299	35,874
Apogee Enterprises, Inc.	971	15,691
Builders FirstSource, Inc.*(a)	384	2,039
Gibraltar Industries, Inc.	1,125	17,966
Griffon Corp.*	870	7,621
Insteel Industries, Inc.	1,059	19,390
NCI Buildings Systems, Inc.	1,259	46,244
PGT, Inc.*	264	908
Universal Forest Products, Inc.	711	21,302

Total Building Products		192,123

Capital Markets—1.7%
American Physicians Service Group, Inc.	503	11,086
Ares Capital Corp.	3,167	31,922
Blackrock Kelso Capital Corp.	1,580	14,947
Calamos Asset Management, Inc. Class A	464	7,902
Cowen Group, Inc.*	302	2,331
Epoch Holding Corp.	128	1,166
FBR Capital Markets Corp.*	1,987	9,995
Hercules Technology Growth Capital, Inc.	1,092	9,752
KBW, Inc.*	918	18,892
Ladenburg Thalmann Financial Services, Inc.*	656	991
MCG Capital Corp.	4,916	19,566
Patriot Capital Funding, Inc.	948	5,925
Penson Worldwide, Inc.*	879	10,504
Piper Jaffray Cos., Inc.*	614	18,009
Prospect Capital Corp.(a)	830	10,939
Sanders Morris Harris Group, Inc.	200	1,356
Stifel Financial Corp.*	408	14,031
SWS Group, Inc.	1,239	20,580
Thomas Weisel Partners Group Inc.*	726	3,971
TICC Capital Corp.	991	5,411
TradeStation Group, Inc.*	1,446	14,677
U.S. Global Investors, Inc., Class A(a)	360	6,030
Westwood Holdings Group, Inc.	74	2,945

Total Capital Markets		242,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Chemicals—1.5%
American Vanguard Corp.	508	$6,248
Arch Chemicals, Inc.	423	14,022
Balchem Corp.	377	8,720
Calgon Carbon Corp.*	234	3,618
Ferro Corp.	357	6,697
Flotek Industries, Inc.*	236	4,866
GenTek, Inc.*	83	2,232
ICO, Inc.*	996	5,996
Innospec, Inc.	239	4,498
KMG Chemicals, Inc.	284	2,934
Koppers Holdings, Inc.	683	28,598
Landec Corp.*	608	3,934
LSB Industries, Inc.*	829	16,414
NewMarket Corp.	516	34,176
Penford Corp.	256	3,809
PolyOne Corp.*	2,656	18,512
Quaker Chemical Corp.	340	9,064
Schulman A., Inc.	529	12,183
ShengdaTech, Inc.*	1,175	11,668
Spartech Corp.	1,622	15,295
Stepan Co.	176	8,029

Total Chemicals		221,513

Commercial Banks—9.7%
1st Source Corp.	843	13,572
Abington Bancorp, Inc.	368	3,356
AMCORE Financial, Inc.	723	4,092
AmericanWest Bancorp	434	985
Ameris Bancorp	524	4,559
Arrow Financial Corp.	436	7,905
BancFirst Corp.	608	26,022
Bancorp Rhode Island, Inc.	128	3,657
Bancorp, Inc. (The)*	553	4,214
BancTrust Financial Group, Inc.	325	2,142
Bank of Granite Corp.	608	4,323
Bank of the Ozarks, Inc.	572	8,500
BankFinancial Corp.	232	3,018
Banner Corp.	583	5,165
Boston Private Financial Holdings, Inc.	1,111	6,299
Cadence Financial Corp.	399	4,321
Camden National Corp.	318	7,403
Capital City Bank Group, Inc.	545	11,859
Capital Corp. of the West	312	1,186
Capitol Bancorp Ltd.	787	7,059
Cardinal Financial Corp.	344	2,153
Cascade Bancorp(a)	1,325	10,203
Center Bancorp, Inc.	228	1,995
Center Financial Corp.	1,007	8,529
Central Pacific Financial Corp.	1,862	19,849
Chemical Financial Corp.	775	15,810
Citizens Republic Bankcorp, Inc.	2,687	7,577
City Bank (Lynnwood WA)	984	8,462
City Holding Co.	771	31,435
CoBiz, Inc.	760	5,001
Columbia Bancorp	416	2,979
Columbia Banking System, Inc.	545	10,535
Community Bancorp*	686	3,437
Community Bank System, Inc.	980	20,208
Community Trust Bancorp, Inc.	662	17,384
CVB Financial Corp.	2,921	27,574
Enterprise Financial Services Corp.	374	7,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Fifth Third Bancorp	29	$295
First Bancorp	566	7,154
First Bancorp (Puerto Rico)	3,086	19,565
First Commonwealth Financial Corp.(a)	2,248	20,974
First Community Bancshares, Inc.	456	12,859
First Financial Bancorp	687	6,320
First Financial Bankshares, Inc.	628	28,770
First Financial Corp.	448	13,713
First Merchants Corp.	700	12,705
First Regional Bancorp*	928	5,206
First South Bancorp, Inc.	344	4,431
First State Bancorp	1,061	5,836
FNB Corp./PA	3,137	36,955
Frontier Financial Corp.(a)	1,964	16,733
Gateway Financial Holdings, Inc.	384	2,945
Glacier Bancorp, Inc.	1,676	26,799
Great Southern Bancorp, Inc.	694	5,635
Green County Bancshares, Inc.	504	7,066
Guaranty Bancorp*	484	1,742
Hanmi Financial Corp.	3,160	16,464
Harleysville National Corp.	878	9,798
Heartland Financial USA, Inc.	620	11,278
Heritage Commerce Corp.	416	4,118
Home Bancshares, Inc.	488	10,970
Horizon Financial Corp.	568	3,544
IBERIABANK Corp.	405	18,010
Independent Bank Corp. /MI	647	2,588
Independent Bank Corp. /MA	497	11,848
Integra Bank Corp.	735	5,755
Intervest Bancshares Corp.*	712	3,645
Irwin Financial Corp.	529	1,423
Lakeland Bancorp, Inc.	728	8,867
Lakeland Financial Corp.	480	9,158
Macatawa Bank Corp.	869	6,952
MainSource Financial Group, Inc.	724	11,222
Mercantile Bank Corp.	455	3,267
MetroCorp Bancshares, Inc.	472	5,636
Midwest Banc Holdings, Inc.	747	3,638
Nara Bancorp, Inc.	1,481	15,891
National Penn Bancshares, Inc.	2,587	34,356
NBT Bancorp, Inc.	1,175	24,217
North Valley Bancorp	316	2,057
Old National Bancorp	2,361	33,669
Old Second Bancorp, Inc.	465	5,403
Oriental Financial Group	110	1,569
Pacific Capital Bancorp	2,217	30,551
Park National Corp.	689	37,138
Peoples Bancorp, Inc.	422	8,010
Pinnacle Financial Partners, Inc.*	388	7,795
Preferred Bank	511	2,647
PrivateBancorp, Inc.(a)	608	18,471
Provident Bankshares Corp.	1,365	8,709
Renasant Corp.	728	10,723
Republic Bancorp, Inc. Class A	766	18,844
Royal Bancshares of Pennsylvania, Class A	791	7,443
S&T Bancorp, Inc.	935	27,171
Sandy Spring Bancorp, Inc.	567	9,401
Santander BanCorp	2,023	21,464
SCBT Financial Corp.	321	9,168
Seacoast Banking Corp. of Florida(a)	552	4,284
Security Bank Corp.(a)	1,300	7,618
Sierra Bancorp	416	6,864
Signature Bank*	550	14,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Simmons First National Corp. Class A	568	$15,887
Southside Bancshares, Inc.	442	8,150
Southwest Bancorp, Inc.	662	7,613
StellarOne Corp.	532	7,767
Sterling Bancorp	581	6,943
Sterling Bancshares, Inc.	2,180	19,816
Sterling Financial Corp. /WA	2,824	11,691
Suffolk Bancorp	357	10,489
Sun Bancorp, Inc.*	663	6,729
Superior Bancorp*	189	1,605
SY Bancorp, Inc.	494	10,552
Taylor Capital Group, Inc.	782	5,857
Temecula Valley Bancorp, Inc. (a)	670	4,013
Texas Capital Bancshares, Inc.*	880	14,080
Tompkins Trustco, Inc.	317	11,792
Trico Bancshares	644	7,052
Umpqua Holdings Corp.(a)	2,659	32,255
Union Bankshares Corp.	533	7,936
United Community Banks, Inc.(a)	2,217	18,911
United Security Bancshares	399	5,801
Univest Corp. of Pennsylvania	600	11,916
Vineyard National Bancorp(a)	1,103	4,169
Virginia Commerce Bancorp*	1,244	6,456
W Holding Co., Inc.(a)	22,677	19,275
Washington Trust Bancorp, Inc.	513	10,106
WesBanco, Inc.	989	16,961
West Coast Bancorp	805	6,979
Western Alliance Bancorp*	1,024	7,946
Wilshire Bancorp, Inc.	1,890	16,197
Wintrust Financial Corp.	837	19,962

Total Commercial Banks		1,416,239

Commercial Services & Supplies—6.0%
ABM Industries, Inc.	1,287	28,636
ACCO Brands Corp.*	326	3,661
Administaff, Inc.	773	21,559
American Ecology Corp.	400	11,812
American Reprographics Co.*	2,114	35,197
Amrep Corp.*	623	29,649
Angelica Corp.	58	1,234
Barrett Business Services	556	6,577
Bowne & Co., Inc.	800	10,200
CBIZ, Inc.*	1,530	12,164
CDI Corp.	580	14,755
Ceco Environmental Corp.*	250	1,473
Clean Harbors, Inc.*	361	25,653
Comfort Systems USA, Inc.	1,325	17,808
COMSYS IT Partners, Inc.*	1,063	9,695
Consolidated Graphics, Inc.*	608	29,955
Cornell Cos, Inc.*	249	6,003
CoStar Group, Inc.*	100	4,445
CRA International, Inc.*	313	11,315
Diamond Management & Technology Consultants, Inc.*	615	3,204
Ennis, Inc.	1,203	18,827
Exponent, Inc.*	327	10,271
First Advantage Corp. Class A*	1,857	29,433
Fuel-Tech, Inc.*	74	1,304
G&K Services, Inc. Class A	624	19,007
GeoEye, Inc.*	284	5,030
Healthcare Services Group, Inc.	671	10,206
Heidrick & Struggles International, Inc.*	740	20,454
Hill International, Inc.*	529	8,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Hudson Highland Group, Inc.*	640	$6,701
ICF International, Inc.*	781	12,980
Innerworkings, Inc.*	392	4,688
Interface, Inc. Class A	1,484	18,595
Kelly Services, Inc. Class A	1,509	29,169
Kenexa Corp.*	584	11,003
Kforce, Inc.*	2,035	17,277
Kimball International, Inc. Class B	870	7,204
Knoll, Inc.	2,097	25,479
Korn/Ferry International*	1,700	26,741
Layne Christensen Co.*	304	13,312
Learning Tree International, Inc.*	98	1,676
LECG Corp.*	553	4,833
McGrath Rentcorp	837	20,582
Metalico, Inc.*(a)	708	12,404
Mobile Mini, Inc.*	1,187	23,740
Multi-Color Corp.	234	4,912
Navigant Consulting, Inc.*	1,867	36,518
On Assignment, Inc.*	1,032	8,277
PeopleSupport, Inc.*	644	5,474
Pike Electric Corp.*	736	12,225
Resources Connection, Inc.*	1,371	27,900
Schawk, Inc.	1,000	11,990
School Specialty, Inc.*	691	20,543
Spherion Corp.*	1,948	9,000
Standard Parking Corp.*	678	12,340
Standard Register Co. (The)	385	3,631
Team, Inc.*	292	10,021
TrueBlue, Inc.*	2,439	32,218
Viad Corp.	541	13,952
Volt Information Sciences, Inc.*	1,148	13,673
VSE Corp.	114	3,135
WCA Waste Corp.*	47	298

Total Commercial Services & Supplies		870,715

Communications Equipment—1.2%
Acme Packet, Inc.*	1,020	7,915
Anaren Microwave, Inc.*	472	4,989
Bel Fuse, Inc. Class B	326	8,055
Black Box Corp.	497	13,514
Cogo Group, Inc.*	516	4,701
Digi International, Inc.*	637	5,000
EMS Technologies, Inc.*	320	6,989
Globecomm Systems, Inc.*	464	3,833
Harmonic, Inc.*	988	9,396
Hughes Communications, Inc.*	312	15,317
InterDigital, Inc.*	1,214	29,525
Ixia*	335	2,328
KVH Industries, Inc.*	168	1,399
Mastec, Inc.*	64	682
Oplink Communications, Inc. *	360	3,456
Opnext, Inc.*	1,080	5,810
Optium Corp.*	664	4,834
PC-Tel, Inc.*	180	1,726
Radyne Corp.*	600	6,858
Soapstone Networks, Inc.	2,433	9,318
Symmetricom, Inc.*	278	1,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Tekelec*	782	$11,503
Tollgrade Communications, Inc.*	220	988
Viasat, Inc.*	464	9,377

Total Communications Equipment		168,581

Computers & Peripherals—0.8%
Cray, Inc.*	560	2,598
Hutchinson Technology, Inc.*	136	1,828
Imation Corp.	1,102	25,258
Immersion Corp.*	1,262	8,594
Intevac, Inc.*	1,636	18,454
Novatel Wireless, Inc.*	966	10,752
Palm, Inc.*(a)	3,478	18,746
Presstek, Inc.*	258	1,280
Rimage Corp.*	278	3,444
STEC, Inc.*	980	10,065
Stratasys, Inc.*	273	5,040
Super Micro Computer, Inc.*	1,234	9,107

Total Computers & Peripherals		115,166

Construction & Engineering—0.2%
Furmanite Corp.*	90	718
Great Lakes Dredge & Dock Corp.	31	189
Insituform Technologies, Inc. Class A*	161	2,452
Michael Baker Corp.*	391	8,555
Northwest Pipe Co.*	320	17,856
Sterling Construction Co., Inc.*	266	5,283

Total Construction & Engineering		35,053

Construction Materials—0.1%
Headwaters, Inc.*	832	9,793
U.S. Concrete, Inc.*	2,113	10,058

Total Construction Materials		19,851

Consumer Finance—1.5%
Advance America Cash Advance Centers, Inc.	3,406	17,302
Advanta Corp. Class B	5,340	33,589
Cash America International, Inc.	1,171	36,301
CompuCredit Corp.*(a)	2,035	12,210
Credit Acceptance Corp.*(a)	1,632	41,713
Ezcorp, Inc. Class A*	1,554	19,814
First Cash Financial Services, Inc.*	1,326	19,877
Nelnet, Inc. Class A	328	3,683
QC Holdings, Inc.	723	5,632
World Acceptance Corp.*	868	29,226

Total Consumer Finance		219,347

Containers & Packaging—0.4%
AEP Industries, Inc. *	520	9,032
Myers Industries, Inc.	902	7,351
Rock-Tenn Co. Class A	1,607	48,195

Total Containers & Packaging		64,578

Distributors—0.2%
Audiovox Corp. Class A*	240	2,357
Building Materials Holding Corp.(a)	1,155	2,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Core-Mark Holding Co., Inc.*	485	$12,707
DXP Enterprises, Inc.*	162	6,746

Total Distributors		23,854

Diversified Consumer Services—0.6%
Carriage Services, Inc.*	332	2,191
Coinstar, Inc.*	392	12,822
CPI Corp.	226	4,233
Jackson Hewitt Tax Service, Inc.	942	11,511
Lincoln Educational Services Corp.*	492	5,722
Pre-Paid Legal Services, Inc.*	529	21,489
Stewart Enterprises, Inc. Class A	2,726	19,627
Universal Technical Institute, Inc.*	601	7,488

Total Diversified Consumer Services		85,083

Diversified Financial Services—0.8%
Asset Acceptance Capital Corp.	1,215	14,847
Asta Funding, Inc.	991	8,978
Encore Capital Group, Inc.*	970	8,565
Financial Federal Corp.	1,216	26,704
Marathon Acquisition Corp.	406	3,175
MarketAxess Holdings, Inc.*	369	2,790
Marlin Business Services Corp.*	830	5,752
Medallion Financial Corp.	894	8,421
PICO Holdings, Inc. *	159	6,909
Portfolio Recovery Associates, Inc.*(a)	630	23,625
Resource America, Inc. Class A	608	5,667

Total Diversified Financial Services		115,433

Diversified Telecommunication Services—0.6%
Alaska Communications Systems Group, Inc.	1,028	12,274
Atlantic Tele-Network, Inc.	429	11,802
Consolidated Communications Holdings, Inc.	577	8,592
D&E Communications, Inc.	428	3,805
General Communication, Inc. Class A*	636	4,369
Iowa Telecommunications Services, Inc.	768	13,524
NTELOS Holdings Corp.	646	16,390
Premiere Global Services, Inc.*	1,056	15,396
Shenandoah Telecom Co.	358	4,661

Total Diversified Telecommunication Services		90,813

Electric Utilities—0.9%
Central Vermont Public Service Corp.	302	5,850
Empire District Electric Co. (The)	996	18,466
MGE Energy, Inc.	726	23,682
Otter Tail Corp.	767	29,782
UIL Holdings Corp.	621	18,264
UniSource Energy Corp.	916	28,405

Total Electric Utilities		124,449

Electrical Equipment—1.4%
A.O. Smith Corp.	1,321	43,368
Advanced Battery Technologies, Inc.*	1,222	7,051
AZZ, Inc.*	452	18,035
BTU International, Inc.*	90	1,070
Coleman Cable, Inc.*	872	8,999
Encore Wire Corp.	1,188	25,174
Franklin Electric Co., Inc.	512	19,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Harbin Electric, Inc.*	525	$7,460
II-VI, Inc.*	600	20,952
LSI Industries, Inc.	524	4,255
Powell Industries, Inc.*	90	4,537
Superior Essex, Inc.*	1,086	48,469

Total Electrical Equipment		209,225

Electronic Equipment & Instruments—2.5%
Checkpoint Systems, Inc.*	1,143	23,865
Cogent, Inc.*	1,546	17,578
Cognex Corp.	630	14,522
CPI International, Inc.*	775	9,533
CTS Corp.	902	9,065
Daktronics, Inc.	544	10,972
DTS, Inc.*	12	376
Electro Scientific Industries, Inc.*	447	6,334
Excel Technology, Inc.*	305	6,808
FARO Technologies, Inc.*	244	6,141
Gerber Scientific, Inc.*	816	9,286
Insight Enterprises, Inc.*	1,866	21,887
IPG Photonics Corp.*	494	9,292
Kemet Corp.*	1,236	4,005
Littelfuse, Inc.*	488	15,396
LoJack Corp.*	632	5,031
Measurement Specialties, Inc.*	287	5,048
Methode Electronics, Inc.	1,236	12,916
MTS Systems Corp.	504	18,084
Multi-Fineline Electronix, Inc.*	89	2,463
Newport Corp.*	1,126	12,825
NU Horizons Electronics Corp.*	632	3,072
OYO Geospace Corp.*	105	6,189
Park Electrochemical Corp.	638	15,510
PC Connection, Inc.*	860	8,007
Rogers Corp.*	298	11,202
Scansource, Inc.*	656	17,555
Spectrum Control, Inc.	321	2,632
SYNNEX Corp.*	1,601	40,168
Technitrol, Inc.	1,103	18,740
TTM Technologies, Inc.*	1,156	15,271
Zygo Corp.*	464	4,561

Total Electronic Equipment & Instruments		364,334

Energy Equipment & Services—6.6%
Allis-Chalmers Energy, Inc.*	1,628	28,978
Basic Energy Services, Inc.*	2,391	75,317
Bolt Technology Corp.*	231	5,214
Bronco Drilling Co., Inc.*	1,652	30,364
Cal Dive International, Inc.*	4,247	60,690
CARBO Ceramics, Inc.	694	40,495
Dawson Geophysical Co.*	204	12,130
ENGlobal Corp.*	250	3,560
Grey Wolf, Inc.*	18,150	163,894
Gulf Island Fabrication, Inc.	408	19,963
Gulfmark Offshore, Inc.*	1,144	66,558
Hornbeck Offshore Services, Inc.*	1,020	57,640
Lufkin Industries, Inc.	678	56,464
Matrix Service Co.*	544	12,545
Mitcham Industries, Inc.*	276	4,714
NATCO Group, Inc. Class A*	396	21,594
Natural Gas Services Group, Inc.*	278	8,473
Newpark Resources*	1,582	12,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Parker Drilling Co.*	6,015	$60,210
PHI, Inc.*	6	241
Pioneer Drilling Co.*	2,933	55,170
RPC, Inc.	3,985	66,948
Superior Well Services, Inc.*	1,048	33,232
T-3 Energy Services, Inc.*	228	18,119
TGC Industries, Inc.*	428	3,809
Trico Marine Services, Inc.*(a)	684	24,911
Union Drilling, Inc.*	1,184	25,669

Total Energy Equipment & Services		969,337

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	616	25,077
Ingles Markets, Inc. Class A	792	18,477
Nash Finch Co.	112	3,838
Pantry, Inc. (The)*	823	8,773
Pricesmart, Inc.	268	5,301
Spartan Stores, Inc.	670	15,410
Susser Holdings Corp.*	14	136
Weis Markets, Inc.	648	21,041
Winn-Dixie Stores, Inc.*	2,231	35,741

Total Food & Staples Retailing		133,794

Food Products—1.5%
American Dairy, Inc.*	727	5,700
B&G Foods, Inc. Class A	735	6,865
Cal-Maine Foods, Inc.	1,226	40,445
Darling International, Inc.*	1,710	28,249
Diamond Foods, Inc.	212	4,884
Farmer Bros. Co.	72	1,523
Green Mountain Coffee Roasters, Inc.*	166	6,237
Imperial Sugar Co.	1,150	17,860
J&J Snack Foods Corp.	510	13,979
Lance, Inc.	670	12,576
Lifeway Foods, Inc.*	172	2,045
Maui Land & Pineapple Co., Inc.*	194	5,713
Omega Protein Corp.*	164	2,452
Reddy Ice Holdings, Inc.	226	3,092
Sanderson Farms, Inc.	1,012	34,934
TreeHouse Foods, Inc.*	1,044	25,327

Total Food Products		211,881

Gas Utilities—0.5%
Chesapeake Utilities Corp.	192	4,938
EnergySouth, Inc.	124	6,083
Laclede Group, Inc. (The)	551	22,244
South Jersey Industries, Inc.	910	33,998

Total Gas Utilities		67,263

Health Care Equipment & Supplies—1.6%
Abaxis, Inc.*	174	4,199
American Medical Systems Holdings, Inc.*	1,028	15,369
Analogic Corp.	120	7,568
Anika Therapeutics, Inc.*	194	1,666
Aspect Medical Systems, Inc.*	1,095	6,888
Cantel Medical Corp.*	228	2,307
Cardiac Science Corp.*	276	2,263
Conmed Corp.*	648	17,204
Cryolife, Inc.*	192	2,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Cutera, Inc.*	476	$4,298
Cynosure, Inc. Class A*	178	3,528
Datascope Corp.	320	15,040
Greatbatch, Inc.*	263	4,550
Home Diagnostics, Inc.*	679	6,152
ICU Medical, Inc.*	264	6,040
Integra Lifesciences Holdings Corp.*	374	16,636
IRIS International, Inc.*	190	2,974
Kensy Nash Corp.*	42	1,346
Medical Action Industries, Inc.*	356	3,692
Merit Medical Systems, Inc.*	476	6,997
Natus Medical, Inc.*	222	4,649
Neogen Corp.*	183	4,189
Neurometrix, Inc.*	160	224
OraSure Technologies, Inc.*	145	542
Osteotech, Inc.*	208	1,184
Palomar Medical Technologies, Inc.*	1,086	10,838
Quidel Corp.*	612	10,110
Rochester Medical Corp.*	118	1,230
Somanetics Corp.*	303	6,424
SonoSite, Inc.*	128	3,585
Spectranetics Corp.*	224	2,209
SurModics, Inc.*	36	1,614
Symmetry Medical, Inc.*	480	7,786
Synovis Life Technologies, Inc.*	64	1,205
Theragenics Corp.*	1,094	3,971
Thermage, Inc.*	262	749
Thoratec Corp.*	101	1,756
TomoTherapy Inc.*	388	3,465
Vital Signs, Inc.	316	17,943
Wright Medical Group, Inc.*	74	2,102
Young Innovations, Inc.	281	5,850
Zoll Medical Corp.*	322	10,842

Total Health Care Equipment & Supplies		233,380

Health Care Providers & Services—3.5%
Air Methods Corp.*	201	5,025
Alliance Imaging, Inc.*	1,015	8,800
Almost Family, Inc.*	584	15,534
Amedisys, Inc.*	694	34,991
American Dental Partners, Inc.*	1,377	16,345
AMN Healthcare Services, Inc.*	1,110	18,781
Amsurg Corp.*	812	19,772
Animal Health International, Inc.*	294	1,832
Apria Healthcare Group, Inc.*	1,902	36,880
Assisted Living Concepts, Inc. Class A*	1,012	5,566
Bio-Reference Labs, Inc.*	196	4,373
Capital Senior Living Corp.*	140	1,056
Centene Corp.*	1,620	27,200
Chindex International, Inc.*	84	1,232
Corvel Corp.*	432	14,632
Cross Country Healthcare, Inc.*	1,036	14,929
Emergency Medical Services Corp. Class A*	927	20,978
Gentiva Health Services, Inc.*	816	15,545
Hanger Orthopedic Group, Inc.*	739	12,186
Health Grades, Inc.*	327	1,468
HealthExtras, Inc.*	720	21,701
Healthspring, Inc.*	2,132	35,988
HMS Holdings Corp.*	205	4,401
inVentiv Health, Inc.*	699	19,425
Kindred Healthcare, Inc.*	799	22,979
Landauer, Inc.	195	10,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
LCA-Vision, Inc.	1,044	$4,980
LHC Group, Inc.*	480	11,160
Medcath Corp.*	416	7,480
Molina Healthcare, Inc.*	694	16,892
MWI Veterinary Supply, Inc.*	200	6,622
National Healthcare Corp.	444	20,349
Nighthawk Radiology Holdings, Inc.*	320	2,266
NovaMed, Inc.*	704	2,654
Odyssey HealthCare, Inc.*	760	7,402
Providence Service Corp. (The)*	190	4,011
RehabCare Group, Inc.*	210	3,366
Res-Care, Inc.*	832	14,793
Skilled Healthcare Group, Inc. Class A*	108	1,449
Sun Healthcare Group, Inc.*	888	11,890
U.S. Physical Therapy, Inc.*	312	5,120

Total Health Care Providers & Services		513,020

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.*	494	6,131
Computer Programs & Systems, Inc.	311	5,390
Omnicell, Inc.*	624	8,224
Phase Forward, Inc.*	390	7,008
Transcend Services, Inc.*	155	1,383
Trizetto Group*	1,182	25,271
Vital Images, Inc.*	142	1,766

Total Health Care Technology		55,173

Hotels, Restaurants & Leisure—2.8%
AFC Enterprises, Inc.*	1,012	8,086
Ambassadors Group, Inc.	903	13,473
Benihana, Inc. Class A*	512	3,246
BJ’s Restaurants, Inc.*	337	3,279
Bluegreen Corp.*	2,074	12,548
Bob Evans Farms, Inc.	1,163	33,261
Buffalo Wild Wings, Inc.*	400	9,932
California Pizza Kitchen, Inc.*	487	5,450
Carrols Restaurant Group, Inc.*	712	3,695
CBRL Group, Inc.	1,160	28,431
CEC Entertainment, Inc.*	1,277	35,768
Century Casinos, Inc.*	324	1,063
Churchill Downs, Inc.	134	4,673
CKE Restaurants, Inc.	1,537	19,166
Denny’s Corp.*	2,391	6,790
DineEquity, Inc	300	11,208
Domino’s Pizza, Inc.*	1,829	21,034
Dover Downs Gaming & Entertainment, Inc.	1,222	7,845
Dover Motorsports, Inc.	198	1,008
Einstein Noah Restaurant Group, Inc.*	236	2,613
Famous Dave’s Of America, Inc.*	230	1,771
Interstate Hotels & Resorts, Inc.*	736	1,906
Jamba, Inc.*	1,386	2,564
Landry’s Restaurants, Inc.(a)	830	14,915
Luby’s, Inc.*	536	3,270
Marcus Corp.	701	10,480
McCormick & Schmick’s Seafood Restaurants, Inc.*	496	4,781
Monarch Casino & Resort, Inc.*	500	5,900
Morton’s Restaurant Group, Inc.*	622	4,279
MTR Gaming Group, Inc.*	33	157
O’Charleys, Inc.	337	3,390
Papa John’s International, Inc.*	956	25,419
Peet’s Coffee & Tea, Inc.*	136	2,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
PF Chang’s China Bistro, Inc.*	699	$15,616
Premier Exhibitions, Inc.*	572	2,597
Red Robin Gourmet Burgers, Inc.*	416	11,540
Rick’s Cabaret International, Inc.*	182	3,058
Ruby Tuesday, Inc.	3,525	19,035
Ruth’s Chris Steak House*	884	4,579
Shuffle Master, Inc.*	322	1,591
Silverleaf Resorts, Inc.*	3,094	6,962
Steak N Shake Co. (The)*	879	5,564
Texas Roadhouse, Inc. Class A*	1,669	14,971
Town Sports International Holdings, Inc.*	712	6,650
VCG Holding Corp.*	130	488

Total Hotels, Restaurants & Leisure		406,748

Household Durables—1.1%
Blyth, Inc.	1,532	18,430
Brookfield Homes Corp.(a)	3,151	38,694
Cavco Industries, Inc.*	99	3,240
Champion Enterprises, Inc.*	923	5,400
CSS Industries, Inc.	340	8,235
Ethan Allen Interiors, Inc.(a)	1,426	35,080
Furniture Brands International, Inc.	69	922
Hooker Furniture Corp.	408	7,067
Lifetime Brands, Inc.	504	4,108
National Presto Industries, Inc.	315	20,217
Russ Berrie & Co., Inc.*	552	4,399
Skyline Corp.	38	893
Stanley Furniture Co., Inc.	281	3,035
Syntax-Brillian Corp.*	2,040	1,061
Universal Electronics, Inc.*	266	5,559

Total Household Durables		156,340

Household Products—0.2%
Central Garden and Pet Co. Class A*	3,127	12,821
Oil-Dri Corp of America	592	10,626
WD-40 Co.	406	11,876

Total Household Products		35,323

Industrial Conglomerates—0.2%
Raven Industries, Inc.	392	12,850
Standex International Corp.	406	8,420
Tredegar Corp.	333	4,895

Total Industrial Conglomerates		26,165

Insurance—6.1%
21st Century Holding Co.	1,651	13,489
Affirmative Insurance Holdings, Inc.	94	639
American Equity Investment Life Holding Co., Inc.	3,450	28,118
American Physicians Capital, Inc.	616	29,839
Amerisafe, Inc.*	1,381	22,013
Amtrust Financial Services, Inc.	3,094	38,984
Baldwin & Lyons, Inc. Class B	798	13,949
Citizens, Inc.*	959	5,879
CNA Surety Corp.*	2,281	28,832
Darwin Professional Underwriters, Inc.*	591	18,203
Donegal Group, Inc. Class A	1,123	17,822
Eastern Insurance Holdings, Inc.	425	6,630
ehealth, Inc.*	328	5,792
EMC Insurance Group, Inc.	952	22,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Employers Holdings, Inc.	5,564	$115,175
FBL Financial Group, Inc. Class A	1,347	26,778
First Mercury Financial Corp.*	805	14,200
Fpic Insurance Group, Inc.*	432	19,578
Hallmark Financial Services, Inc.*	821	7,939
Harleysville Group, Inc.	1,357	45,907
Horace Mann Educators Corp.	2,306	32,330
Independence Holding Co.	615	6,009
Infinity Property & Casualty Corp.	989	41,063
Kansas City Life Insurance Co.	375	15,656
LandAmerica Financial Group, Inc.	270	5,991
Life Partners Holdings, Inc.	170	3,397
Meadowbrook Insurance Group, Inc.	1,412	7,484
National Interstate Corp.	664	12,204
National Western Life Insurance Co. Class A	187	40,860
Navigators Group, Inc.*	764	41,294
NYMAGIC, Inc.	654	12,531
Presidential Life Corp.	1,519	23,423
Procentury Corp.	845	13,385
Safety Insurance Group, Inc.	1,277	45,525
SCPIE Holdings, Inc.*	295	8,257
SeaBright Insurance Holdings, Inc.*	1,251	18,114
Tower Group, Inc.	736	15,596
United Fire & Casualty Co.	1,872	50,413
Universal Insurance Holdings, Inc.	3,318	11,746

Total Insurance		887,968

Internet & Catalog Retail—0.5%
1-800-FLOWERS.COM, Inc. Class A*	984	6,347
dELiA*s, Inc.*	158	318
FTD Group, Inc.	1,354	18,048
Gaiam, Inc. Class A*	180	2,432
NutriSystem, Inc.*(a)	2,258	31,927
PC Mall, Inc.*	492	6,672
PetMed Express, Inc.*	639	7,828
Shutterfly, Inc.*	100	1,221
Stamps.com, Inc.*	512	6,390

Total Internet & Catalog Retail		81,183

Internet Software & Services—1.0%
AsiaInfo Holdings, Inc.*	536	6,336
Bankrate, Inc.*	276	10,783
CMGI, Inc.*	1,006	10,664
comScore, Inc.*	142	3,098
CyberSource Corp.*	470	7,863
DivX, Inc.*	376	2,760
Greenfield Online, Inc.*	392	5,849
Imergent, Inc.	974	11,532
Knot, Inc. (The)*	896	8,763
Liquidity Services Inc.*	436	5,027
Liveperson Inc.*	464	1,304
Loopnet Inc.*	670	7,571
Marchex, Inc., Class B	172	2,119
NIC, Inc.	731	4,993
Perficient, Inc.*	432	4,173
SonicWALL, Inc.*	286	1,845
Techtarget, Inc.*	270	2,851
TheStreet.com, Inc.	1,227	7,988
Travelzoo, Inc.*	432	3,702
United Online, Inc.	2,100	21,062
Vignette Corp.*	589	7,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Vocus, Inc.*	41	$1,319
Websense, Inc.*	670	11,283
Website Pros, Inc.*	286	2,382

Total Internet Software & Services		152,335

IT Services—1.8%
Acxiom Corp.	1,282	14,730
Broadridge Financial Solutions, Inc.	4,332	91,188
Cass Information Systems, Inc.	229	7,335
Ciber, Inc.*	2,467	15,320
CSG Systems International, Inc.*	1,941	21,390
ExlService Holdings, Inc.*	488	6,847
Forrester Research, Inc.*	238	7,349
Global Cash Access Holdings, Inc.*	3,287	22,549
iGATE Corp.*	1,013	8,236
InfoGROUP, Inc.	2,345	10,295
Integral Systems, Inc.	206	7,972
NCI, Inc. Class A*	337	7,711
Ness Technologies, Inc.*	1,211	12,255
Rainmaker Systems, Inc.*	180	527
Sapient Corp.*	328	2,106
SI International, Inc.*	376	7,873
SYKES Enterprises, Inc.*	667	12,580

Total IT Services		256,263

Leisure Equipment & Products—0.7%
Arctic Cat, Inc.	632	4,961
Jakks Pacific, Inc.*	1,564	34,172
Marine Products Corp.	1,088	7,181
MarineMax, Inc.*	557	3,994
Pool Corp.	1,835	32,590
RC2 Corp.*	528	9,800
Smith & Wesson Holding Corp.*(a)	1,192	6,210
Steinway Musical Instruments*	160	4,224
Sturm Ruger & Co., Inc.	230	1,624

Total Leisure Equipment & Products		104,756

Life Sciences Tools & Services—0.3%
Accelrys, Inc.*	170	821
Albany Molecular Research, Inc.*	344	4,565
Bruker BioSciences Corp.*	1,286	16,525
eResearch Technology, Inc.*	524	9,139
Kendle International, Inc.*	90	3,270
Medtox Scientific, Inc.*	180	2,498
PharmaNet Development Group, Inc.*	222	3,501

Total Life Sciences Tools & Services		40,319

Machinery—4.5%
Accuride Corp.*	1,151	4,892
Alamo Group, Inc.	273	5,621
Altra Holdings, Inc.*	276	4,640
American Railcar Industries, Inc.	728	12,216
Ampco-Pittsburgh Corp.	565	25,131
Astec Industries, Inc.*	719	23,109
Axsys Technologies, Inc.*	150	7,806
Badger Meter, Inc.	208	10,510
Blount International, Inc.*	1,545	17,937
Cascade Corp.	562	23,784
Chart Industries, Inc.*	624	30,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
China Fire & Security Group, Inc.*	338	$2,721
CIRCOR International, Inc.	449	21,997
Columbus McKinnon Corp.*	630	15,170
Commercial Vehicle Group, Inc.*	425	3,974
Dynamic Materials Corp.	190	6,261
Eastern Co. (The)	376	5,715
EnPro Industries, Inc.*	1,549	57,841
ESCO Technologies, Inc.*	480	22,522
Federal Signal Corp.	1,546	18,552
Flanders Corp.*	95	575
Flow International Corp.*	134	1,045
Force Protection, Inc.*	2,848	9,427
Freightcar America, Inc.	1,168	41,464
Gehl Co.*	798	11,802
Gorman-Rupp Co. (The)	397	15,816
Graham Corp.	97	7,189
Greenbrier Cos., Inc.	512	10,394
Hardinge, Inc.	639	8,416
Hurco Cos., Inc.*	242	7,475
Kadant, Inc.*	384	8,678
Key Technology, Inc.*	66	2,099
K-Tron International, Inc.*	85	11,016
L.S. Starrett (The) Co., Class A	185	4,373
LB Foster Co. Class A*	302	10,026
Lindsay Corp.	149	12,661
Lydall, Inc.*	444	5,572
Met-Pro Corp.	366	4,886
Miller Industries, Inc.*	869	8,655
Mueller Industries, Inc.	1,632	52,550
NACCO Industries, Inc. Class A	432	32,119
RBC Bearings, Inc.*	464	15,460
Sun Hydraulics Corp.	402	12,973
Tennant Co.	401	12,058
Trimas Corp.*	440	2,636
Twin Disc, Inc.	388	8,121
Wabash National Corp.	1,231	9,306
Xerium Technologies, Inc.	2,280	9,029

Total Machinery		656,571

Marine—0.2%
American Commercial Lines, Inc.*	1,605	17,543
Horizon Lines, Inc. Class A(a)	927	9,224
International Shipholding Corp.*	221	5,180

Total Marine		31,947

Media—1.4%
Arbitron, Inc.	524	24,890
Citadel Broadcasting Corp.	6,271	7,651
Courier Corp.	391	7,851
DG Fastchannel, Inc.*	250	4,313
Entercom Communications Corp. Class A	605	4,247
Entravision Communications Corp.*	1,275	5,126
Fisher Communications, Inc.*	66	2,273
Harris Interactive, Inc.*	1,020	2,050
Journal Communications, Inc. Class A	2,774	13,371
Lee Enterprises, Inc.(a)	2,919	11,647
Lin TV Corp., Class A*	470	2,801
McClatchy Co. Class A(a)	5,545	37,594
Media General, Inc. Class A(a)	909	10,863
New Frontier Media, Inc.	926	3,621
Playboy Enterprises, Inc. Class B*	520	2,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Rentrak Corp.*	180	$2,534
Salem Communications Holding Corp. Class A*	521	1,026
Sinclair Broadcast Group, Inc. Class A	1,269	9,644
Valassis Communications, Inc.*	1,803	22,574
Value Line, Inc.	292	9,709
Westwood One, Inc.	7,965	9,877
World Wrestling Entertainment, Inc.	703	10,875

Total Media		207,106

Metals & Mining—1.1%
A.M. Castle & Co.	996	28,496
Brush Engineered Materials, Inc.*	930	22,711
China Precision Steel, Inc.*(a)	710	3,117
Haynes International, Inc.*	415	23,883
Mesabi Trust	360	11,088
NN, Inc.	155	2,161
Olympic Steel, Inc.	449	34,087
Royal Gold, Inc.	356	11,164
Synalloy Corp.	328	5,058
Universal Stainless & Alloy*	400	14,816

Total Metals & Mining		156,581

Multi-line Retail—0.5%
99 Cents Only Stores*	358	2,363
Bon-Ton Stores, Inc. (The)	1,462	7,632
Fred’s, Inc.	1,299	14,601
Retail Ventures, Inc.*	7,106	32,687
Tuesday Morning Corp.*	3,055	12,556

Total Multi-line Retail		69,839

Multi-Utilities—0.3%
CH Energy Group, Inc.	600	21,342
NorthWestern Corp.	862	21,912

Total Multi-Utilities		43,254

Oil, Gas & Consumable Fuels—2.3%
Abraxas Petroleum Corp.*	2,512	13,590
Adams Resources & Energy, Inc.	837	28,374
Aventine Renewable Energy Holdings, Inc.*	1,855	8,162
Brigham Exploration Co.*	1,039	16,447
Callon Petroleum Co.*	552	15,103
Contango Oil & Gas Co.*	48	4,460
Delek US Holdings, Inc.	3,090	28,459
Enbridge Energy Management LLC*	331	16,931
Geomet, Inc.*	996	9,442
GMX Resources, Inc.*	152	11,263
Gulfport Energy Corp.*	933	15,367
Meridian Resource Corp. (The)*	2,408	7,104
Pacific Ethanol, Inc.*	134	243
Parallel Petroleum Corp.*	660	13,286
Petroleum Development Corp.*	92	6,117
Petroquest Energy, Inc.*	976	26,254
Rosetta Resources, Inc.*	1,429	40,726
USEC, Inc.*	5,505	33,470
Vaalco Energy, Inc.*	2,782	23,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Verasun Energy Corp.*	3,298	$13,621
Warren Resources, Inc.*	136	1,996
World Fuel Services Corp.	1,011	22,181

Total Oil, Gas & Consumable Fuels		356,160

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.*	1,564	13,231
Deltic Timber Corp.	77	4,120
Neenah Paper, Inc.	577	9,642
P.H. Glatfelter Co.	86	1,162
Wausau Paper Corp.	1,723	13,285

Total Paper & Forest Products		41,440

Personal Products—0.5%
Elizabeth Arden, Inc.*	904	13,723
Inter Parfums, Inc.	888	13,320
Mannatech, Inc.	1,624	8,835
Prestige Brands Holdings, Inc.*	2,146	22,876
Reliv International, Inc.	400	2,188
USANA Health Sciences, Inc.*(a)	560	15,047

Total Personal Products		75,989

Pharmaceuticals—1.3%
Alpharma, Inc. Class A*	1,333	30,032
Bentley Pharmaceuticals, Inc.*	622	10,045
Caraco Pharmaceutical Laboratories, Ltd.*	1,110	14,652
Depomed, Inc.*	2,504	8,038
Matrixx Initiatives, Inc.*	116	1,933
Medicines Co. (The)*	974	19,305
Obagi Medical Products, Inc.*	366	3,129
Pain Therapeutics, Inc.*	652	5,151
Par Pharmaceutical Cos., Inc.*	166	2,694
Pozen, Inc.*	412	4,483
Salix Pharmaceuticals Ltd.*	1,818	12,781
Sciele Pharma, Inc.*	1,144	22,136
Viropharma, Inc.*	5,497	60,796

Total Pharmaceuticals		195,175

Real Estate Investment Trusts—2.0%
Acadia Realty Trust	345	7,987
Agree Realty Corp.	240	5,292
American Land Lease, Inc.	102	1,938
Cedar Shopping Centers, Inc.	592	6,938
EastGroup Properties, Inc.	274	11,755
Extra Space Storage, Inc.	1,116	17,142
FelCor Lodging Trust, Inc.	132	1,386
Getty Realty Corp.	720	10,375
Hersha Hospitality Trust	314	2,371
Inland Real Estate Corp.	1,354	19,525
Kite Realty Group Trust	383	4,788
LTC Properties, Inc.	648	16,563
Medical Properties Trust, Inc.	1,859	18,813
Mission West Properties, Inc.	902	9,886
National Health Investors, Inc.	1,546	44,075
Omega Healthcare Investors, Inc.	1,668	27,771
One Liberty Properties, Inc.	854	13,929
Ramco-Gershenson Properties Trust	1,254	25,757
Resource Capital Corp.	1,234	8,897
Saul Centers, Inc.	250	11,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Sovran Self Storage, Inc.	423	$17,580
Supertel Hospitality, Inc.	250	1,240
Urstadt Biddle Properties, Inc. Class A	686	10,057

Total Real Estate Investment Trusts		295,813

Real Estate Management & Development—0.4%
Avatar Holdings, Inc.*(a)	1,842	55,793
Consolidated-Tomoka Land Co.	65	2,734
Stratus Properties, Inc.*	102	1,774
Tejon Ranch Co.*	86	3,101

Total Real Estate Management & Development		63,402

Road & Rail—1.7%
Arkansas Best Corp.	1,260	46,166
Celadon Group, Inc.*	1,128	11,269
Dollar Thrifty Automotive Group, Inc.*	399	3,771
Genesee & Wyoming, Inc. Class A*	1,131	38,477
Marten Transport Ltd.*	646	10,317
Old Dominion Freight Line, Inc.*	1,647	49,443
P.A.M. Transportation Services, Inc.*	262	2,790
Saia, Inc.*	694	7,578
Universal Truckload Services, Inc.*	584	12,860
USA Truck, Inc.*	93	1,119
YRC Worldwide, Inc.*(a)	4,209	62,587

Total Road & Rail		246,377

Semiconductors & Semiconductor Equipment—2.9%
Actel Corp.*	100	1,685
Advanced Energy Industries, Inc.*	2,649	36,291
ANADIGICS, Inc.*	182	1,793
Asyst Technologies, Inc.*	536	1,914
ATMI, Inc.*	624	17,422
Axcelis Technologies, Inc.*	1,638	7,993
AXT, Inc.*	616	2,581
Brooks Automation, Inc.*	2,114	17,483
Cabot Microelectronics Corp.*	472	15,647
Ceva, Inc.*	108	861
Cirrus Logic, Inc.*	1,620	9,007
Cohu, Inc.	354	5,197
Credence Systems Corp.*	1,478	1,921
Eagle Test Systems, Inc.*	768	8,602
Entegris, Inc.*	2,744	17,973
FEI Co.*	976	22,233
Integrated Silicon Solutions, Inc.*	500	2,780
IXYS Corp.*	838	10,006
Kopin Corp.*	21	60
Kulicke & Soffa Industries, Inc.*	1,147	8,362
Mattson Technology, Inc.*	1,524	7,254
Micrel, Inc.	1,885	17,248
MKS Instruments, Inc.*	2,694	58,999
Monolithic Power Systems, Inc.*	12	259
Netlogic Microsystems, Inc *	156	5,179
NVE Corp.*	106	3,356
Omnivision Technologies, Inc.*	647	7,822
Pericom Semiconductor Corp.*	288	4,274
Photronics, Inc.*	1,429	10,060
Power Integrations, Inc.*	364	11,506
Rudolph Technologies, Inc.*	950	7,315
Semitool, Inc.	557	4,183
Semtech Corp.*	894	12,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Silicon Image, Inc.*	4,008	$29,058
Silicon Storage Technology, Inc.*	816	2,260
Standard Microsystems Corp.*	354	9,611
Supertex, Inc.*	304	7,095
Techwell, Inc.*	669	8,242
Trident Microsystems, Inc.*	2,376	8,672
Triquint Semiconductor, Inc.*	1,276	7,733
Ultra Clean Holdings*	686	5,461
Volterra Semiconductor Corp.*	92	1,588

Total Semiconductors & Semiconductor Equipment		419,565

Software—1.5%
Aci Worldwide, Inc.*	190	3,342
Actuate Corp.*	1,279	5,001
American Software, Inc. Class A	606	3,418
Ansoft Corp.*	416	15,142
Captaris, Inc.*	74	300
Commvault Systems, Inc.*	1,520	25,294
Double-Take Software Inc.*	310	4,259
Epicor Software Corp.*	1,040	7,186
EPIQ Systems, Inc.*	56	795
Falconstor Software, Inc.*	432	3,059
i2 Technologies, Inc.*	871	10,827
Interactive Intelligence, Inc.*	155	1,804
JDA Software Group, Inc.*	334	6,045
Manhattan Associates, Inc.*	496	11,770
Mentor Graphics Corp.*	1,776	28,062
MSC.Software Corp.*	214	2,350
Netscout Systems, Inc.*	412	4,400
Opnet Technologies, Inc.*	348	3,132
Pegasystems, Inc.	342	4,603
PROS Holdings, Inc.*	230	2,583
QAD, Inc.	220	1,489
Quality Systems, Inc.	590	17,275
Radiant Systems, Inc.*	329	3,530
Renaissance Learning, Inc.	256	2,870
Smith Micro Software, Inc.*	369	2,103
Sonic Solutions, Inc.*	144	858
Sourceforge, Inc.*	1,286	2,058
SPSS, Inc.*	368	13,384
Symyx Technologies*	108	754
Synchronoss Technologies, Inc.*	318	2,872
Taleo Corp. Class A*	58	1,136
Tyler Technologies, Inc.*	512	6,948
Ultimate Software Group, Inc.*	180	6,413
Unica Corp.*	17	137
VASCO Data Security International*	510	5,370
Wind River Systems, Inc.*	118	1,285

Total Software		211,854

Specialty Retail—7.2%
A.C. Moore Arts & Crafts, Inc.*	279	1,967
Aaron Rents, Inc.	2,082	46,491
America’s Car-Mart, Inc.*	108	1,935
Asbury Automotive Group, Inc.	1,954	25,109
Big 5 Sporting Goods Corp.	1,101	8,335
Books-A-Million, Inc.	836	6,404
Brown Shoe Co., Inc.	1,644	22,276
Buckle, Inc. (The)	896	40,974
Build-A-Bear Workshop, Inc.*	927	6,739
Cabela’s, Inc.*	3,068	33,779
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Cache, Inc.*	254	$2,718
Casual Male Retail Group, Inc.*	3,735	11,392
Cato Corp. (The) Class A	1,546	22,015
Charlotte Russe Holding, Inc.*	1,195	21,223
Charming Shoppes, Inc.*	8,826	40,511
Childrens Place Retail Stores, Inc. (The)*	1,271	45,883
Christopher & Banks Corp.	895	6,086
Citi Trends, Inc.*	632	14,321
Coldwater Creek, Inc.*	3,938	20,793
Collective Brands, Inc.*	3,802	44,217
Conn’s, Inc.*(a)	1,208	19,413
CSK Auto Corp.*	893	9,359
Dress Barn, Inc.*	4,032	53,948
DSW, Inc. Class A*	1,783	21,004
Finish Line (The) Class A*	2,411	20,976
Genesco, Inc.*	854	26,363
Group 1 Automotive, Inc.	1,437	28,553
Gymboree Corp.*	1,209	48,445
Haverty Furniture Cos., Inc.	148	1,486
Hibbett Sports, Inc.*	919	19,391
HOT Topic, Inc.*	1,110	6,005
Jo-Ann Stores, Inc.*	198	4,560
JOS A Bank Clothiers, Inc.*(a)	908	24,289
Lithia Motors, Inc. Class A	1,318	6,485
Midas, Inc.*	278	3,753
Monro Muffler, Inc.	614	9,511
Mothers Work, Inc.*	131	1,319
New York & Co., Inc.*	2,803	25,591
Rent-A-Center, Inc.*	5,532	113,793
Rex Stores Corp.*	257	2,968
Select Comfort Corp.*	2,466	4,044
Shoe Carnival, Inc.*	904	10,658
Sonic Automotive, Inc. Class A	2,824	36,401
Stage Stores, Inc.	1,838	21,449
Stein Mart Inc.	3,285	14,815
Systemax, Inc.	1,317	23,245
Talbots, Inc.	96	1,113
Tween Brands, Inc.*	1,230	20,246
West Marine, Inc.*	92	377
Wet Seal, Inc. (The) Class A*	2,432	11,601
Zale Corp.*(a)	1,732	32,717
Zumiez, Inc.*	457	7,577

Total Specialty Retail		1,054,623

Textiles, Apparel & Luxury Goods—2.0%
American Apparel, Inc.*	88	585
Cherokee, Inc.	535	10,780
G-III Apparel Group Ltd.*	573	7,071
Hartmarx Corp.*	49	106
Heelys, Inc.*	3,238	13,146
Kenneth Cole Productions, Inc. Class A	481	6,109
K-Swiss, Inc. Class A	1,349	19,830
Maidenform Brands, Inc.*	1,192	16,092
Movado Group, Inc.	901	17,840
Oxford Industries, Inc.	902	17,273
Perry Ellis International, Inc.*	943	20,010
Skechers U.S.A., Inc. Class A*	1,972	38,968
Steven Madden Ltd.*	1,069	19,648
Timberland Co. Class A*	1,596	26,095
True Religion Apparel, Inc.*	659	17,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
UniFirst Corp.	599	$26,752
Volcom, Inc.*	798	19,096
Weyco Group, Inc.	421	11,169

Total Textiles, Apparel & Luxury Goods		288,132

Thrifts & Mortgage Finance—1.9%
Anchor Bancorp Wisconsin, Inc.	788	5,524
Bank Mutual Corp.	846	8,494
BankUnited Financial Corp. Class A(a)	5,954	5,716
Berkshire Hills Bancorp, Inc.	288	6,811
Brookline Bancorp, Inc.	976	9,321
Clifton Savings Bancorp, Inc.	128	1,247
Corus Bankshares, Inc.(a)	7,316	30,434
Dime Community Bancshares, Inc.	859	14,182
Federal Agricultural Mortgage Corp. Class C	454	11,250
First Busey Corp.	830	10,973
First Financial Holdings, Inc.	454	7,800
First Place Financial Corp.	862	8,103
FirstFed Financial Corp.*(a)	1,728	13,893
Flushing Financial Corp.	651	12,336
Franklin Bank Corp.*	2,082	1,270
Imperial Capital Bancorp, Inc.*	591	3,386
Kearny Financial Corp.	102	1,122
Ocwen Financial Corp.*	5,392	25,072
Oritani Financial Corp.*	477	7,632
PFF Bancorp, Inc.*	1,051	1,135
PMI Group, Inc. (The)	7,658	14,933
Provident Financial Services, Inc.	1,554	21,771
Provident New York Bancorp	840	9,290
Rockville Financial, Inc.	279	3,504
Roma Financial Corp.	236	3,092
TierOne Corp.	719	3,300
Triad Guaranty, Inc.*	446	464
TrustCo Bank Corp.	1,858	13,786
United Community Financial Corp.	1,562	5,858
Viewpoint Financial Group	166	2,444
Wauwatosa Holdings, Inc.*	143	1,519
Westfield Financial, Inc.	392	3,548
WSFS Financial Corp.	301	13,425

Total Thrifts & Mortgage Finance		282,635

Trading Companies & Distributors—1.3%
Aceto Corp.	631	4,821
Beacon Roofing Supply, Inc.*	1,640	17,400
Electro Rent Corp.	747	9,367
H&E Equipment Services, Inc.*	1,967	23,643
Houston Wire & Cable Co.	1,086	21,611
Interline Brands, Inc.*	1,056	16,822
Kaman Corp.	612	13,929
Lawson Products, Inc.	124	3,073
Rush Enterprises, Inc. Class A*	1,747	20,981
TAL International Group, Inc.	1,111	25,265
Watsco, Inc.	996	41,634

Total Trading Companies & Distributors		198,546

Transportation Infrastructure—0.1%
CAI International, Inc.*	537	9,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Investments	Shares	Value
Water Utilities—0.3%
American States Water Co.	334	$11,670
California Water Service Group	384	12,583
Middlesex Water Co.	306	5,077
SJW Corp.	310	8,184
Southwest Water Co.	344	3,447

Total Water Utilities		40,961

Wireless Telecommunication Services—0.5%
Centennial Communications Corp.*	632	4,418
Syniverse Holdings, Inc.*	3,118	50,511
USA Mobility, Inc.*	1,621	12,239

Total Wireless Telecommunication Services		67,168

TOTAL COMMON STOCKS (Cost: $19,024,616)		14,471,367

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.8%
MONEY MARKET FUND—3.8%
UBS Private Money Market Fund LLC, 2.51%(b) (Cost: $557,036)(c)	557,036	557,036

TOTAL INVESTMENTS IN SECURITIES—102.9% (Cost: $19,581,652)(d)		15,028,403
Liabilities in Excess of Cash and Other Assets—(2.9)%		(442,542)

NET ASSETS—100.0%		$14,585,861

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $515,943 and the total market value of the collateral held by the Fund was $557,036.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Earnings Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$15,028,403
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$15,028,403

See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Banks	11.6%
Capital Goods	10.1%
Energy	9.1%
Retailing	8.4%
Insurance	6.1%
Commercial Services & Supplies	5.8%
Health Care Equipment & Services	5.5%
Technology Hardware & Equipment	4.4%
Software & Services	4.3%
Diversified Financials	4.0%
Consumer Durables & Apparel	3.7%
Transportation	3.7%
Materials	3.4%
Consumer Services	3.4%
Semiconductors & Semiconductor Equipment	2.9%
Real Estate	2.5%
Pharmaceuticals, Biotechnology & Life Sciences	2.0%
Utilities	1.7%
Food, Beverage & Tobacco	1.7%
Media	1.3%
Telecommunication Services	1.1%
Food & Staples Retailing	0.9%
Automobiles & Components	0.8%
Household & Personal Products	0.8%
Other	0.8%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Aerospace & Defense—1.5%
Boeing Co. (The)	1,438	$94,505
Lockheed Martin Corp.	1,249	123,227

Total Aerospace & Defense		217,732

Air Freight & Logistics—0.8%
FedEx Corp.	1,422	112,039

Automobiles—0.9%
Harley-Davidson, Inc.	3,700	134,162

Capital Markets—6.8%
Goldman Sachs Group, Inc.	1,242	217,226
Legg Mason, Inc.	2,029	88,404
Lehman Brothers Holdings, Inc.	4,257	84,331
Morgan Stanley	5,979	215,663
TD Ameritrade Holding Corp.*	22,226	402,067

Total Capital Markets		1,007,691

Chemicals—3.6%
Dow Chemical Co. (The)	4,133	144,283
E.I. Du Pont de Nemours & Co.	3,417	146,554
PPG Industries, Inc.	2,329	133,615
Rohm & Haas Co.	2,308	107,184

Total Chemicals		531,636

Commercial Banks—6.6%
BB&T Corp.(a)	5,067	115,376
Fifth Third Bancorp	5,689	57,914
KeyCorp	10,091	110,799
National City Corp.(a)	7,992	38,122
PNC Financial Services Group, Inc. (The)	2,008	114,657
Regions Financial Corp.	7,861	85,764
SunTrust Banks, Inc.	2,594	93,955
U.S. Bancorp	5,198	144,972
Wachovia Corp.	5,482	85,135
Wells Fargo & Co.	5,523	131,171

Total Commercial Banks		977,865

Commercial Services & Supplies—1.0%
Waste Management, Inc.	3,769	142,129

Computers & Peripherals—1.0%
International Business Machines Corp.	1,293	153,259

Consumer Finance—1.3%
Capital One Financial Corp.	5,254	199,705

Diversified Financial Services—3.8%
Bank of America Corp.	4,602	109,850
Citigroup, Inc.	7,180	120,337
JPMorgan Chase & Co.	5,746	197,145
Moody’s Corp.(a)	4,091	140,894

Total Diversified Financial Services		568,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings Top 100 Fund

June 30, 2008

Investments	Shares	Value
Diversified Telecommunication Services—1.7%
Qwest Communications International, Inc.	64,959	$255,289

Electric Utilities—4.3%
Duke Energy Corp.	7,204	125,206
Edison International	2,369	121,719
Exelon Corp.	1,552	139,618
FirstEnergy Corp.	1,701	140,043
Progress Energy, Inc.	2,622	109,678

Total Electric Utilities		636,264

Energy Equipment & Services—1.5%
Halliburton Co.	4,264	226,290

Food & Staples Retailing—1.1%
Wal-Mart Stores, Inc.	2,809	157,866

Food Products—0.7%
Archer-Daniels-Midland Co.	3,294	111,173

Health Care Providers & Services—2.2%
Aetna, Inc.	2,260	91,598
Cigna Corp.	2,907	102,878
UnitedHealth Group, Inc.	2,246	58,958
WellPoint, Inc.*	1,609	76,685

Total Health Care Providers & Services		330,119

Household Durables—0.8%
Fortune Brands, Inc.	1,966	122,698

Household Products—0.8%
Kimberly-Clark Corp.	1,883	112,566

Insurance—13.2%
Allstate Corp. (The)	6,154	280,562
American International Group, Inc.	3,640	96,314
Berkshire Hathaway, Inc. Class B*	37	148,444
Chubb Corp. (The)	4,652	227,995
Genworth Financial, Inc. Class A	9,841	175,268
Hartford Financial Services Group, Inc. (The)	2,467	159,294
Lincoln National Corp.	3,104	140,673
Loews Corp.	3,485	163,447
Metlife, Inc.	2,709	142,954
Progressive Corp. (The)	11,306	211,648
Travelers Cos., Inc. (The)	5,121	222,251

Total Insurance		1,968,850

IT Services—1.2%
Electronic Data Systems Corp.	7,107	175,116

Machinery—4.8%
Caterpillar, Inc.	2,304	170,082
Cummins, Inc.	2,224	145,716
Eaton Corp.	1,792	152,266
Paccar, Inc.	2,786	116,538
Parker Hannifin Corp.	1,752	124,953

Total Machinery		709,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings Top 100 Fund

June 30, 2008

Investments	Shares	Value
Media—2.4%
CBS Corp. Class B	5,595	$109,047
McGraw-Hill Cos., Inc. (The)	2,923	117,271
Walt Disney Co. (The)	4,111	128,263

Total Media		354,581

Metals & Mining—8.1%
Alcoa, Inc.	4,075	145,152
Allegheny Technologies, Inc.	1,908	113,106
Freeport-McMoRan Copper & Gold, Inc.	1,493	174,965
Nucor Corp.	3,124	233,269
Southern Copper Corp.	1,606	171,248
United States Steel Corp.	2,021	373,440

Total Metals & Mining		1,211,180

Multiline Retail—2.5%
Kohl’s Corp.*	3,424	137,097
Macy’s, Inc.	5,624	109,218
Sears Holdings Corp.*(a)	1,737	127,947

Total Multiline Retail		374,262

Multi-Utilities—0.7%
Consolidated Edison, Inc.	2,647	103,471

Office Electronics—0.8%
Xerox Corp.	8,522	115,558

Oil, Gas & Consumable Fuels—14.4%
Apache Corp.	1,284	178,476
Chesapeake Energy Corp.	4,181	275,778
Chevron Corp.	2,012	199,450
ConocoPhillips	2,151	203,033
Devon Energy Corp.	1,662	199,706
Exxon Mobil Corp.	1,815	159,956
Hess Corp.	1,653	208,591
Marathon Oil Corp.	3,811	197,677
Occidental Petroleum Corp.	1,823	163,815
Valero Energy Corp.	3,971	163,526
XTO Energy, Inc.	2,756	188,814

Total Oil, Gas & Consumable Fuels		2,138,822

Pharmaceuticals—1.0%
Wyeth	3,002	143,976

Real Estate Investment Trusts—2.0%
Boston Properties, Inc.	1,981	178,726
Prologis	2,311	125,603

Total Real Estate Investment Trusts		304,329

Road & Rail—3.5%
Burlington Northern Santa Fe Corp.	1,578	157,626
CSX Corp.	2,992	187,928
Norfolk Southern Corp.	2,876	180,239

Total Road & Rail		525,793

Semiconductors & Semiconductor Equipment—1.0%
Applied Materials, Inc.	7,703	147,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings Top 100 Fund

June 30, 2008

Investments	Shares	Value
Specialty Retail—2.9%
Best Buy Co., Inc.	2,528	$100,109
Home Depot, Inc.	7,253	169,865
Lowe’s Cos., Inc.	7,704	159,858

Total Specialty Retail		429,832

Thrifts & Mortgage Finance—0.7%
Washington Mutual, Inc.(a)	20,011	98,654

TOTAL COMMON STOCKS (Cost: $18,031,049)		14,797,738

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.0%
MONEY MARKET FUND(b)—3.0%
UBS Private Money Market Fund LLC, 2.51% (Cost: $440,802)(c)	440,802	440,802

TOTAL INVESTMENTS IN SECURITIES—102.6% (Cost: $18,471,851)(d)		15,238,540
Liabilities in Excess of Cash and Other Assets—(2.6)%		(380,121)

NET ASSETS—100.0%		$14,858,419

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $423,882 and the total market value of the collateral held by the Fund was $440,802.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings Top 100 Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$15,238,540
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$15,238,540

See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	15.9%
Insurance	13.3%
Diversified Financials	12.0%
Materials	11.7%
Banks	7.2%
Capital Goods	6.2%
Retailing	5.4%
Utilities	5.0%
Transportation	4.3%
Media	2.4%
Health Care Equipment & Services	2.2%
Real Estate	2.0%
Technology Hardware & Equipment	1.8%
Telecommunication Services	1.7%
Software & Services	1.2%
Food & Staples Retailing	1.1%
Semiconductors & Semiconductor Equipment	1.0%
Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Commercial Services & Supplies	1.0%
Automobiles & Components	0.9%
Consumer Durables & Apparel	0.8%
Household & Personal Products	0.8%
Food, Beverage & Tobacco	0.7%
Other	0.4%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Aerospace & Defense—0.0%
Ceradyne, Inc.*	247	$8,472

Air Freight & Logistics—0.1%
Air Transport Services Group, Inc.*	1,770	1,770
Atlas Air Worldwide Holdings, Inc.*	143	7,072
Pacer International, Inc.	319	6,862
Park-Ohio Holdings Corp.*	85	1,255

Total Air Freight & Logistics		16,959

Airlines—0.2%
Alaska Air Group, Inc.*	395	6,059
AMR Corp.*(a)	3,342	17,111
Continental Airlines, Inc. Class B*	1,742	17,611
Pinnacle Airlines Corp.*	324	1,024
Republic Airways Holdings, Inc.*	351	3,040
Skywest, Inc.	452	5,718
UAL Corp.*	1,646	8,592
US Airways Group, Inc.*	2,622	6,555

Total Airlines		65,710

Auto Components—0.1%
ATC Technology Corp.*	142	3,306
Autoliv, Inc.	462	21,538
Tenneco, Inc.*	252	3,410

Total Auto Components		28,254

Automobiles—0.2%
Harley-Davidson, Inc.	1,718	62,295
Thor Industries, Inc.	311	6,612

Total Automobiles		68,907

Building Products—0.3%
American Woodmark Corp.	102	2,155
Gibraltar Industries, Inc.	223	3,561
Insteel Industries, Inc.	167	3,058
Lennox International, Inc.	419	12,134
Masco Corp.	2,510	39,482
NCI Buildings Systems, Inc.*	153	5,620
Quanex Building Products Corp.	221	3,284
Simpson Manufacturing Co., Inc.	268	6,362
Universal Forest Products, Inc.	137	4,105

Total Building Products		79,761

Capital Markets—6.0%
American Capital Strategies Ltd.	1,377	32,731
Apollo Investment Corp.	812	11,636
Ares Capital Corp.	489	4,929
E*Trade Financial Corp.*(a)	9,278	29,133
Fortress Investment Group LLC, Class A(a)	1,160	14,291
Goldman Sachs Group, Inc.	4,446	777,606
Hercules Technology Growth Capital, Inc.	171	1,527
Jefferies Group, Inc.(a)	712	11,976
Knight Capital Group, Inc., Class A*	627	11,273
Legg Mason, Inc.	760	33,113
Lehman Brothers Holdings, Inc.(a)	5,578	110,500
MCG Capital Corp.	785	3,124
Morgan Stanley	12,935	466,565
Patriot Capital Funding, Inc.	193	1,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Piper Jaffray Cos., Inc.*	99	$2,904
Prospect Capital Corp.	143	1,885
SWS Group, Inc.	196	3,256
TD Ameritrade Holding Corp.*	10,339	187,033
TICC Capital Corp.	209	1,141

Total Capital Markets		1,705,829

Chemicals—2.1%
Dow Chemical Co. (The)	6,445	224,995
E.I. Du Pont de Nemours & Co.	5,349	229,419
H.B. Fuller Co.	337	7,562
Hercules, Inc.	1,634	27,664
ICO, Inc.*	172	1,035
LSB Industries, Inc.*	137	2,713
PPG Industries, Inc.	1,039	59,607
Quaker Chemical Corp.	89	2,373
RPM International, Inc.	882	18,169
Spartech Corp.	268	2,527
Valspar Corp. (The)	616	11,649
Westlake Chemical Corp.	436	6,479

Total Chemicals		594,192

Commercial Banks—7.3%
Ameris Bancorp	113	983
Arrow Financial Corp.	88	1,595
Associated Banc-Corp	883	17,033
BancFirst Corp.	96	4,109
BancorpSouth, Inc.	444	7,766
Bank of Hawaii Corp.	336	16,061
Banner Corp.	84	744
BB&T Corp.	3,853	87,733
Capitol Bancorp Ltd.	125	1,121
Cascade Bancorp	193	1,486
Cathay General Bancorp	363	3,946
Center Financial Corp.	173	1,465
Central Pacific Financial Corp.	374	3,987
Citizens Republic Bankcorp, Inc.	477	1,345
City Bank (Lynnwood WA)	165	1,419
City Holding Co.	117	4,770
City National Corp.	294	12,369
Colonial BancGroup, Inc. (The)	1,411	6,237
Comerica, Inc.	1,397	35,805
Commerce Bancshares, Inc.	362	14,357
Community Trust Bancorp, Inc.	110	2,889
Cullen/Frost Bankers, Inc.	322	16,052
CVB Financial Corp.	480	4,531
East West Bancorp, Inc.	567	4,003
Enterprise Financial Services Corp.	81	1,527
Fifth Third Bancorp	3,641	37,065
First Bancorp	96	1,213
First Bancorp (Puerto Rico)	500	3,170
First Citizens BancShares, Inc. Class A	58	8,090
First Community Bancshares, Inc.	83	2,341
First Financial Corp.	73	2,235
First Merchants Corp.	112	2,033
First Midwest Bancorp, Inc.	298	5,558
First Regional Bancorp (Los Angeles CA)*	128	718
First South Bancorp, Inc.	81	1,043
First State Bancorporation (NM)	140	770
FNB Corp./PA	377	4,441
Frontier Financial Corp.	310	2,641
Fulton Financial Corp.	1,092	10,975
Great Southern Bancorp, Inc.	116	942
Green County Bancshares, Inc.	74	1,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Hanmi Financial Corp.	603	$3,142
Heartland Financial USA, Inc.	101	1,837
Heritage Commerce Corp.	110	1,089
Horizon Financial Corp.	96	599
Huntington Bancshares, Inc.	2,447	14,119
Independent Bank Corp. /MA	83	1,979
Integra Bank Corp.	113	885
International Bancshares Corp.	445	9,510
KeyCorp	4,063	44,612
Lakeland Financial Corp.	96	1,832
M&T Bank Corp.	783	55,233
MainSource Financial Group, Inc.	130	2,015
Marshall & Ilsley Corp.	2,531	38,800
Nara Bancorp, Inc.	266	2,854
National Penn Bancshares, Inc.	318	4,223
NBT Bancorp, Inc.	194	3,998
Old National Bancorp	352	5,020
Old Second Bancorp, Inc.	71	825
Pacific Capital Bancorp	334	4,603
PacWest Bancorp	255	3,794
Park National Corp.	96	5,174
Peoples Bancorp, Inc.	70	1,329
Popular, Inc.	2,294	15,117
Preferred Bank	96	497
Provident Bankshares Corp.	211	1,346
Regions Financial Corp.	5,827	63,573
Renasant Corp.	124	1,827
Republic Bancorp, Inc. Class A	125	3,075
S&T Bancorp, Inc.	141	4,097
Sandy Spring Bancorp, Inc.	88	1,459
Santander BanCorp	321	3,406
SCBT Financial Corp.	56	1,599
Security Bank Corp.(a)	250	1,465
Sierra Bancorp	73	1,205
Simmons First National Corp. Class A	82	2,294
Southwest Bancorp, Inc.	114	1,311
Sterling Financial Corp. /WA	452	1,871
Suffolk Bancorp	57	1,675
SunTrust Banks, Inc.	2,499	90,514
SVB Financial Group*	200	9,622
SY Bancorp, Inc.	85	1,816
Synovus Financial Corp.	2,042	17,827
Taylor Capital Group, Inc.	113	846
TCF Financial Corp.	986	11,862
Trico Bancshares	97	1,062
Trustmark Corp.	368	6,495
U.S. Bancorp	11,363	316,913
UCBH Holdings, Inc.	560	1,260
Umpqua Holdings Corp.	416	5,046
Union Bankshares Corp.	97	1,444
UnionBanCal Corp.	1,103	44,583
United Bankshares, Inc.	263	6,036
United Community Banks, Inc.	322	2,747
Univest Corp. of Pennsylvania	112	2,224
Virginia Commerce Bancorp*	203	1,054
Wachovia Corp.	17,665	274,337
Washington Trust Bancorp, Inc.	81	1,596
Webster Financial Corp.	348	6,473
Wells Fargo & Co.	23,243	552,020
WesBanco, Inc.	153	2,624
West Coast Bancorp (OR)	126	1,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Whitney Holding Corp.	532	$9,736
Wilmington Trust Corp.	516	13,643
Wilshire Bancorp, Inc.	293	2,511
Zions Bancorp.	986	31,049

Total Commercial Banks		2,067,326

Commercial Services & Supplies—0.7%
American Reprographics Co.*	348	5,794
Amrep Corp.*	101	4,807
COMSYS IT Partners, Inc.*	169	1,541
Consolidated Graphics, Inc.*	89	4,385
Deluxe Corp.	405	7,217
Ennis, Inc.	200	3,130
Heidrick & Struggles International, Inc.*	114	3,151
Herman Miller, Inc.	402	10,006
ICF International, Inc.*	126	2,094
IKON Office Solutions, Inc.	782	8,821
Kelly Services, Inc. Class A	248	4,794
Kforce, Inc.*	339	2,878
Knoll, Inc.	321	3,900
Korn/Ferry International*	276	4,341
Manpower, Inc.	591	34,420
Mobile Mini, Inc.*	193	3,860
Navigant Consulting, Inc.*	304	5,946
Pitney Bowes, Inc.	1,252	42,694
RSC Holdings, Inc.*	768	7,112
Schawk, Inc.	168	2,014
School Specialty, Inc.*	114	3,389
Spherion Corp.*	337	1,557
Standard Parking Corp.*	123	2,239
TrueBlue, Inc.*	403	5,324
United Stationers, Inc.*	276	10,198
Volt Information Sciences, Inc.*	186	2,215

Total Commercial Services & Supplies		187,827

Communications Equipment—0.1%
Arris Group, Inc.*	1,176	9,937
CommScope, Inc.*	350	18,470

Total Communications Equipment		28,407

Computers & Peripherals—3.3%
Immersion Corp.*	213	1,451
International Business Machines Corp.	7,276	862,423
Intevac, Inc.*	265	2,989
Lexmark International, Inc. Class A*	685	22,900
Super Micro Computer, Inc.*	212	1,565
Western Digital Corp.*	1,495	51,622

Total Computers & Peripherals		942,950

Construction & Engineering—0.1%
EMCOR Group, Inc.*	351	10,014
Michael Baker Corp.*	68	1,488
Northwest Pipe Co.*	55	3,069
Perini Corp.*	142	4,693

Total Construction & Engineering		19,264

Construction Materials—0.0%
Eagle Materials, Inc.	318	8,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Consumer Finance—1.1%
Advance America Cash Advance Centers, Inc.	559	$2,840
Advanta Corp. Class B	895	5,630
AmeriCredit Corp.*(a)	2,384	20,550
Capital One Financial Corp.	4,550	172,945
Cash America International, Inc.	169	5,239
Credit Acceptance Corp.*	253	6,467
Discover Financial Services	4,145	54,590
Ezcorp, Inc. Class A*	235	2,996
First Cash Financial Services, Inc.*	195	2,923
First Marblehead Corp. (The)*	2,590	6,656
Student Loan Corp. (The)	131	12,848
World Acceptance Corp.*	125	4,209

Total Consumer Finance		297,893

Containers & Packaging—0.3%
AEP Industries, Inc.*	81	1,407
Crown Holdings, Inc.*	1,064	27,653
Rock-Tenn Co. Class A	242	7,258
Sealed Air Corp.	1,191	22,641
Sonoco Products Co.	558	17,270

Total Containers & Packaging		76,229

Distributors—0.0%
Core-Mark Holding Co., Inc.*	75	1,965

Diversified Consumer Services—0.0%
Pre-Paid Legal Services, Inc.*	86	3,493
Regis Corp.	268	7,062

Total Diversified Consumer Services		10,555

Diversified Financial Services—9.7%
Asset Acceptance Capital Corp.*	200	2,444
Asta Funding, Inc.	115	1,042
Bank of America Corp.	36,631	874,382
Citigroup, Inc.	46,583	780,731
Encore Capital Group, Inc.*	89	786
Financial Federal Corp.	194	4,260
JPMorgan Chase & Co.	29,851	1,024,188
Moody’s Corp.	1,648	56,757
Portfolio Recovery Associates, Inc.*	98	3,675

Total Diversified Financial Services		2,748,265

Diversified Telecommunication Services—0.9%
CenturyTel, Inc.	672	23,916
Cincinnati Bell, Inc.*	1,510	6,010
Embarq Corp.	1,095	51,761
Qwest Communications International, Inc.	33,086	130,028
Windstream Corp.	2,911	35,922

Total Diversified Telecommunication Services		247,637

Electric Utilities—0.6%
ALLETE, Inc.	183	7,686
Cleco Corp.	433	10,102
Duke Energy Corp.	7,337	127,517
MGE Energy, Inc.	126	4,110
Portland General Electric Co.	478	10,765
Westar Energy, Inc.	630	13,551

Total Electric Utilities		173,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Electrical Equipment—0.2%
A.O. Smith Corp.	209	$6,861
Acuity Brands, Inc.	304	14,616
AZZ, Inc.*	82	3,272
Encore Wire Corp.	183	3,878
GrafTech International Ltd.*	586	15,723
Regal-Beloit Corp.	199	8,408
Superior Essex, Inc.*	186	8,301

Total Electrical Equipment		61,059

Electronic Equipment & Instruments—0.4%
Anixter International, Inc.*	293	17,431
Arrow Electronics, Inc.*	913	28,047
Avnet, Inc.*	995	27,144
Benchmark Electronics, Inc.*	450	7,353
CPI International, Inc.*	123	1,513
Ingram Micro, Inc. Class A*	1,035	18,371
Insight Enterprises, Inc.*	280	3,284
LoJack Corp.*	115	915
SYNNEX Corp.*	237	5,946
Vishay Intertechnology, Inc.*	1,234	10,946

Total Electronic Equipment & Instruments		120,950

Energy Equipment & Services—3.8%
Allis-Chalmers Energy, Inc.*	269	4,788
Basic Energy Services, Inc.*	407	12,821
BJ Services Co.	2,515	80,329
Bronco Drilling Co., Inc.*	268	4,926
Cal Dive International, Inc.*	688	9,832
Complete Production Services, Inc.*	812	29,573
ENSCO International, Inc.	1,402	113,197
Global Industries Ltd.*	560	10,041
Grey Wolf, Inc.*	2,992	27,018
Gulfmark Offshore, Inc.*	200	11,636
Halliburton Co.	5,459	289,708
Helmerich & Payne, Inc.	794	57,184
Hornbeck Offshore Services, Inc.*	167	9,437
Key Energy Group, Inc.*	874	16,973
Lufkin Industries, Inc.	113	9,411
Oil States International, Inc.*	506	32,101
Parker Drilling Co.*	988	9,890
Patterson-UTI Energy, Inc.	2,153	77,594
Pioneer Drilling Co.*	473	8,897
Pride International, Inc.*	954	45,115
Rowan Cos., Inc.	853	39,878
RPC, Inc.	673	11,306
SEACOR Holdings, Inc.*	168	15,038
Superior Energy Services, Inc.*	632	34,848
Superior Well Services, Inc.*	172	5,454
Tidewater, Inc.	489	31,800
Trico Marine Services, Inc.*	110	4,006
Union Drilling, Inc.*	226	4,900
Unit Corp.*	501	41,568
W-H Energy Services, Inc.*	207	19,818

Total Energy Equipment & Services		1,069,087

Food & Staples Retailing—0.0%
Andersons, Inc. (The)	99	4,030
Pantry, Inc. (The)*	129	1,375
Winn-Dixie Stores, Inc.*	391	6,264

Total Food & Staples Retailing		11,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Food Products—0.5%
Archer-Daniels-Midland Co.	3,355	$113,231
Cal-Maine Foods, Inc.(a)	219	7,225
Imperial Sugar Co.	177	2,749
Sanderson Farms, Inc.	159	5,489
Seaboard Corp.	13	20,163
TreeHouse Foods, Inc.*	170	4,124

Total Food Products		152,981

Gas Utilities—0.3%
AGL Resources, Inc.	445	15,388
Atmos Energy Corp.	557	15,356
Nicor, Inc.	251	10,690
Southern Union Co.	757	20,454
Southwest Gas Corp.	249	7,403
UGI Corp.	584	16,767

Total Gas Utilities		86,058

Health Care Equipment & Supplies—0.0%
Aspect Medical Systems, Inc.*	177	1,113
Palomar Medical Technologies, Inc.*	181	1,807

Total Health Care Equipment & Supplies		2,920

Health Care Providers & Services—1.0%
Apria Healthcare Group, Inc.*	310	6,011
Centene Corp.*	266	4,466
Cigna Corp.	1,730	61,225
Emergency Medical Services Corp. Class A*	154	3,485
Healthspring, Inc.*	349	5,891
LCA-Vision, Inc.(a)	194	925
LifePoint Hospitals, Inc.*	339	9,594
Lincare Holdings, Inc.*	534	15,166
National Healthcare Corp.	72	3,300
Omnicare, Inc.	724	18,983
WellCare Health Plans, Inc.*	420	15,183
WellPoint, Inc.*	3,177	151,415

Total Health Care Providers & Services		295,644

Hotels, Restaurants & Leisure—0.3%
AFC Enterprises, Inc.*	165	1,318
Ambassadors Group, Inc.	159	2,372
Bluegreen Corp.*	500	3,025
Brinker International, Inc.	726	13,721
Carrols Restaurant Group, Inc.*	185	960
CBRL Group, Inc.	173	4,240
CEC Entertainment, Inc.*	211	5,910
Darden Restaurants, Inc.	952	30,408
Dover Downs Gaming & Entertainment, Inc.	200	1,284
Jack in the Box, Inc.*	351	7,866
Ruby Tuesday, Inc.*	508	2,743
Wyndham Worldwide Corp.	1,090	19,522

Total Hotels, Restaurants & Leisure		93,369

Household Durables—1.0%
Black & Decker Corp. (The)	434	24,959
Blyth, Inc.	267	3,212
Brookfield Homes Corp.(a)	473	5,808
Ethan Allen Interiors, Inc.	226	5,560
Fortune Brands, Inc.	882	55,047
Harman International Industries, Inc.	326	13,493
Leggett & Platt, Inc.	902	15,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Mohawk Industries, Inc.*	452	$28,973
National Presto Industries, Inc.	53	3,402
NVR, Inc.*	68	34,005
Sealy Corp.	529	3,036
Stanley Works (The)	530	23,760
Toll Brothers, Inc.*	1,164	21,802
Whirlpool Corp.	576	35,556

Total Household Durables		273,740

Household Products—0.0%
Central Garden and Pet Co. Class A*	521	2,136

Independent Power Producers & Energy—0.4%
Mirant Corp.*	2,887	113,026

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.	392	11,368
Walter Industries, Inc.	349	37,961

Total Industrial Conglomerates		49,329

Insurance—14.5%
Alleghany Corp.*	47	15,606
Allstate Corp. (The)	7,264	331,166
AMBAC Financial Group, Inc.	682	914
American Equity Investment Life Holding Co., Inc.*	672	5,477
American Financial Group, Inc.	1,159	31,003
American International Group, Inc.	21,209	561,189
American National Insurance Co.	173	16,957
American Physicians Capital, Inc.	102	4,941
Amerisafe, Inc.*	223	3,555
Amtrust Financial Services, Inc.	656	8,266
Assurant, Inc.	935	61,673
Baldwin & Lyons, Inc. Class B	144	2,517
Berkshire Hathaway, Inc. Class B*	221	886,651
Chubb Corp. (The)	3,940	193,099
Cincinnati Financial Corp.	1,159	29,439
CNA Financial Corp.	2,558	64,334
CNA Surety Corp.*	363	4,588
Darwin Professional Underwriters, Inc.*	98	3,018
Delphi Financial Group, Inc. Class A	347	8,030
Donegal Group, Inc. Class A	195	3,095
EMC Insurance Group, Inc.	152	3,660
Employers Holdings, Inc.	852	17,636
Erie Indemnity Co. Class A	352	16,245
FBL Financial Group, Inc. Class A	210	4,175
Fidelity National Financial, Inc. Class A	1,335	16,821
First Mercury Financial Corp.*	142	2,505
Fpic Insurance Group, Inc.*	69	3,127
Genworth Financial, Inc. Class A	4,458	79,397
Hallmark Financial Services, Inc.*	138	1,334
Hanover Insurance Group, Inc. (The)	418	17,765
Harleysville Group, Inc.	221	7,476
Hartford Financial Services Group, Inc. (The)	2,854	184,283
HCC Insurance Holdings, Inc.	1,004	21,225
Horace Mann Educators Corp.	379	5,314
Independence Holding Co.	191	1,866
Infinity Property & Casualty Corp.	167	6,934
Lincoln National Corp.	1,930	87,468
Loews Corp.	3,540	166,026
Markel Corp.*	60	22,020
MBIA, Inc.	1,559	6,844
Meadowbrook Insurance Group, Inc.	236	1,251
Mercury General Corp.	363	16,959
Metlife, Inc.	4,972	262,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
National Interstate Corp.	103	$1,893
National Western Life Insurance Co. Class A	30	6,555
Nationwide Financial Services, Inc. Class A	1,207	57,948
Navigators Group, Inc.*	123	6,648
Odyssey Re Holdings Corp.	628	22,294
Old Republic International Corp.	1,861	22,034
Philadelphia Consolidated Holding Co.*	615	20,892
Phoenix Cos., Inc. (The)	994	7,564
Presidential Life Corp.	334	5,150
ProAssurance Corp.*	235	11,306
Progressive Corp. (The)	5,919	110,804
Protective Life Corp.	534	20,319
Reinsurance Group of America, Inc.	494	21,499
RLI Corp.	233	11,527
Safeco Corp.	842	56,549
Safety Insurance Group, Inc.	210	7,487
SeaBright Insurance Holdings, Inc.*	198	2,867
Selective Insurance Group, Inc.	436	8,179
StanCorp Financial Group, Inc.	364	17,093
State Auto Financial Corp.	334	7,993
Torchmark Corp.	703	41,231
Transatlantic Holdings, Inc.	518	29,251
Travelers Cos., Inc. (The)	7,110	308,574
United Fire & Casualty Co.	293	7,890
Unitrin, Inc.	378	10,421
Universal Insurance Holdings, Inc.	458	1,621
Unum Group	2,670	54,602
W.R. Berkley Corp.	1,992	48,127
Zenith National Insurance Corp.	492	17,299

Total Insurance		4,133,838

Internet & Catalog Retail—0.0%
FTD Group, Inc.	234	3,119
NutriSystem, Inc.*	368	5,204

Total Internet & Catalog Retail		8,323

Internet Software & Services—0.0%
TheStreet.com, Inc.	206	1,341

IT Services—0.6%
Broadridge Financial Solutions, Inc.	713	15,009
Ciber, Inc.*	350	2,174
Convergys Corp.*	822	12,215
CSG Systems International, Inc.*	304	3,350
Electronic Data Systems Corp.	2,965	73,058
Global Cash Access Holdings, Inc.*	672	4,610
InfoGROUP, Inc	388	1,703
MPS Group, Inc.*	626	6,654
SAIC, Inc.*	1,425	29,654
Total System Services, Inc.	986	21,909

Total IT Services		170,336

Leisure Equipment & Products—0.3%
Hasbro, Inc.	906	32,362
Jakks Pacific, Inc.*	253	5,528
Mattel, Inc.	2,319	39,702
Pool Corp.	291	5,168

Total Leisure Equipment & Products		82,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Machinery—2.5%
American Railcar Industries, Inc.	138	$2,316
Ampco-Pittsburgh Corp.	88	3,914
Cascade Corp.	69	2,920
Caterpillar, Inc.	4,168	307,681
Dover Corp.	1,140	55,142
Eaton Corp.	930	79,022
EnPro Industries, Inc.*	249	9,298
Freightcar America, Inc.	195	6,923
Gardner Denver, Inc.*	490	27,832
Hurco Cos., Inc.*	43	1,328
Mueller Industries, Inc.	239	7,696
NACCO Industries, Inc. Class A	68	5,056
Oshkosh Truck Corp.	459	9,497
Paccar, Inc.	2,161	90,394
Terex Corp.*	700	35,959
Timken Co. (The)	742	24,441
Trinity Industries, Inc.	866	30,042
Twin Disc, Inc.	67	1,402
Wabtec Corp.	268	13,030

Total Machinery		713,893

Media—0.7%
AH Belo Corp. Class A	116	661
Belo Corp. Class A	590	4,313
CBS Corp. Class B	3,959	77,161
Cinemark Holdings, Inc.	592	7,732
Cox Radio, Inc. Class A*	529	6,242
Gannett Co., Inc.	2,391	51,813
Getty Images, Inc.*	354	12,011
Harte-Hanks, Inc.	473	5,416
Idearc, Inc.	868	2,040
Journal Communications, Inc. Class A	459	2,212
Lee Enterprises, Inc.	480	1,915
McClatchy Co. Class A(a)	857	5,810
Media General, Inc. Class A	127	1,518
Regal Entertainment Group Class A	1,471	22,477
Scholastic Corp.*	242	6,936
Valassis Communications, Inc.*	282	3,531

Total Media		211,788

Metals & Mining—4.2%
A.M. Castle & Co.	166	4,749
Alcoa, Inc.	4,951	176,355
Allegheny Technologies, Inc.	699	41,437
Brush Engineered Materials, Inc.*	129	3,150
Commercial Metals Co.	948	35,740
Freeport-McMoRan Copper & Gold, Inc.	2,236	262,036
Nucor Corp.	2,099	156,732
Olympic Steel, Inc.	75	5,694
Reliance Steel & Aluminum Co.	634	48,875
Schnitzer Steel Industries, Inc. Class A	168	19,253
Southern Copper Corp.	1,931	205,903
Steel Dynamics, Inc.	1,400	54,698
United States Steel Corp.	1,004	185,519
Universal Stainless & Alloy*	69	2,556

Total Metals & Mining		1,202,697

Multi-line Retail—1.5%
Big Lots, Inc.*	633	19,775
Bon-Ton Stores, Inc. (The)	227	1,185
Dillard’s, Inc. Class A(a)	767	8,874
Dollar Tree Stores, Inc.*	571	18,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Family Dollar Stores, Inc.	949	$18,923
JC Penney Co., Inc.	2,077	75,374
Kohl’s Corp.*	2,134	85,444
Macy’s, Inc.	2,840	55,153
Nordstrom, Inc.	1,719	52,086
Retail Ventures, Inc.*	1,331	6,123
Sears Holdings Corp.*(a)	1,036	76,312
Tuesday Morning Corp.*	678	2,787

Total Multi-line Retail		420,702

Multi-Utilities—0.3%
CH Energy Group, Inc.	99	3,521
NiSource, Inc.	1,508	27,023
OGE Energy Corp.	588	18,645
TECO Energy, Inc.	1,302	27,981

Total Multi-Utilities		77,170

Oil, Gas & Consumable Fuels—25.5%
Alon USA Energy, Inc.	376	4,497
Atlas Energy Resources LLC	219	8,355
Aventine Renewable Energy Holdings, Inc.*	349	1,536
Chesapeake Energy Corp.	3,092	203,948
Chevron Corp.	14,818	1,468,907
Cimarex Energy Co.	536	37,343
ConocoPhillips	11,053	1,043,293
Delek US Holdings, Inc.	433	3,988
Devon Energy Corp.	2,413	289,946
Exxon Mobil Corp.	34,924	3,077,851
Frontier Oil Corp.	944	22,571
Hess Corp.	1,445	182,345
Holly Corp.	508	18,755
Marathon Oil Corp.	5,963	309,301
Mariner Energy Inc.*	492	18,189
Overseas Shipholding Group, Inc.	253	20,119
St. Mary Land & Exploration Co.	405	26,179
Sunoco, Inc.	1,084	44,108
Swift Energy Co.*	239	15,788
Tesoro Corp.	1,228	24,278
USEC, Inc.*	1,018	6,189
Vaalco Energy, Inc.*	466	3,947
Valero Energy Corp.	5,626	231,679
Western Refining, Inc.(a)	895	10,597
World Fuel Services Corp.	158	3,467
XTO Energy, Inc.	2,547	174,495

Total Oil, Gas & Consumable Fuels		7,251,671

Paper & Forest Products—0.0%
Buckeye Technologies, Inc.*	220	1,861
Neenah Paper, Inc.	96	1,604
Wausau Paper Corp.	297	2,290

Total Paper & Forest Products		5,755

Personal Products—0.1%
NBTY, Inc.*	564	18,082
Prestige Brands Holdings, Inc.*	435	4,637
USANA Health Sciences, Inc.*	88	2,365

Total Personal Products		25,084

Pharmaceuticals—1.4%
Caraco Pharmaceutical Laboratories, Ltd.*	179	2,363
King Pharmaceuticals, Inc.*	1,594	16,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Salix Pharmaceuticals Ltd.*	280	$1,968
Sepracor, Inc.*	629	12,530
Viropharma, Inc.*	865	9,567
Wyeth	7,485	358,981

Total Pharmaceuticals		402,098

Real Estate Investment Trusts—0.8%
Boston Properties, Inc.	898	81,017
CapitalSource, Inc.(a)	1,206	13,362
Colonial Properties Trust	1,243	24,885
iStar Financial, Inc.	896	11,836
Medical Properties Trust, Inc.	305	3,087
Mission West Properties, Inc.	194	2,126
National Health Investors, Inc.	252	7,185
One Liberty Properties, Inc.	125	2,039
Prologis	1,468	79,786
Ramco-Gershenson Properties Trust	173	3,553
Resource Capital Corp.	209	1,507

Total Real Estate Investment Trusts		230,383

Real Estate Management & Development—0.2%
Avatar Holdings, Inc.*	325	9,844
CB Richard Ellis Group, Inc. Class A*	1,415	27,168
Jones Lang LaSalle, Inc.	222	13,362

Total Real Estate Management & Development		50,374

Road & Rail—0.7%
Arkansas Best Corp.	196	7,181
Con-way, Inc.	324	15,312
Norfolk Southern Corp.	2,220	139,128
Old Dominion Freight Line, Inc.*	268	8,045
Ryder System, Inc.	390	26,863
Universal Truckload Services, Inc.*	85	1,872
YRC Worldwide, Inc.*(a)	676	10,052

Total Road & Rail		208,453

Semiconductors & Semiconductor Equipment—0.3%
Advanced Energy Industries, Inc.*	382	5,233
Amkor Technology, Inc.*	1,834	19,092
Cymer, Inc.*	181	4,865
MKS Instruments, Inc.*	447	9,789
Novellus Systems, Inc.*	627	13,286
ON Semiconductor Corp.*	2,280	20,909
Photronics, Inc.*	276	1,943
RF Micro Devices, Inc.*	1,958	5,678
Silicon Image, Inc.*	654	4,742
Trident Microsystems, Inc.*	388	1,416

Total Semiconductors & Semiconductor Equipment		86,953

Software—0.1%
i2 Technologies, Inc.*	172	2,138
Parametric Technology Corp.*	781	13,019

Total Software		15,157

Specialty Retail—3.7%
Aaron Rents, Inc.	319	7,123
Advance Auto Parts, Inc.	543	21,085
American Eagle Outfitters, Inc.	1,467	19,995
Asbury Automotive Group, Inc.	281	3,611
AutoNation, Inc.*	1,631	16,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Autozone, Inc.*	434	$52,518
Bed Bath & Beyond, Inc.*	1,559	43,808
Big 5 Sporting Goods Corp.	159	1,204
Brown Shoe Co., Inc.	263	3,564
Build-A-Bear Workshop, Inc.*	142	1,032
Cabela’s, Inc.*	419	4,613
Casual Male Retail Group, Inc.*	519	1,583
Cato Corp. (The) Class A	250	3,560
Charlotte Russe Holding, Inc.*	185	3,286
Charming Shoppes, Inc.*	1,662	7,629
Chico’s FAS, Inc.*	1,215	6,525
Childrens Place Retail Stores, Inc. (The)*	198	7,148
Citi Trends, Inc.*	47	1,065
Coldwater Creek, Inc.*	545	2,878
Collective Brands, Inc.*	644	7,490
Conn’s, Inc.*	186	2,989
Dress Barn, Inc.*	587	7,854
Finish Line (The) Class A*	46	400
Foot Locker, Inc.	979	12,189
Genesco, Inc.*	140	4,322
Group 1 Automotive, Inc.	228	4,530
Gymboree Corp.*	191	7,653
Home Depot, Inc.	13,610	318,746
JOS A Bank Clothiers, Inc.*	151	4,039
Ltd. Brands, Inc.	3,316	55,875
Lithia Motors, Inc. Class A	223	1,097
Lowe’s Cos., Inc.	10,855	225,241
Men’s Wearhouse, Inc. (The)	486	7,917
New York & Co., Inc.*	403	3,679
Office Depot, Inc.*	3,171	34,691
OfficeMax, Inc.	768	10,675
Penske Auto Group, Inc.	520	7,665
RadioShack Corp.*	1,047	12,847
Rent-A-Center, Inc.*	906	18,636
Ross Stores, Inc.	787	27,954
Select Comfort Corp.*	351	576
Sherwin-Williams Co. (The)	781	35,871
Sonic Automotive, Inc. Class A	532	6,857
Stage Stores, Inc.	290	3,384
Stein Mart Inc.*	381	1,718
Systemax, Inc.	227	4,007
Tween Brands, Inc.*	194	3,193

Total Specialty Retail		1,040,665

Textiles, Apparel & Luxury Goods—0.4%
Cherokee, Inc.	88	1,773
Columbia Sportswear Co.	228	8,379
G-III Apparel Group Ltd.*	57	703
Jones Apparel Group, Inc.	1,384	19,030
K-Swiss, Inc. Class A	225	3,308
Maidenform Brands, Inc.*	223	3,011
Movado Group, Inc.	152	3,010
Oxford Industries, Inc.	144	2,758
Perry Ellis International, Inc.*	152	3,225
Phillips-Van Heusen Corp.	336	12,304
Skechers U.S.A., Inc. Class A*	283	5,592
Steven Madden Ltd.*	155	2,849
VF Corp.	656	46,693
Weyco Group, Inc.	72	1,910
Wolverine World Wide, Inc.	319	8,508

Total Textiles, Apparel & Luxury Goods		123,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.	124	$869
BankUnited Financial Corp. Class A(a)	1,419	1,362
Corus Bankshares, Inc.	1,328	5,524
Downey Financial Corp.	334	925
Federal Agricultural Mortgage Corp. Class C	72	1,784
First Financial Holdings, Inc.	82	1,409
First Place Financial Corp. (OH)	144	1,354
FirstFed Financial Corp.*	276	2,219
Ocwen Financial Corp.*	1,023	4,757
PFF Bancorp, Inc.*(a)	157	170
PMI Group, Inc. (The)	1,258	2,453
TierOne Corp.	77	353
Washington Mutual, Inc.	13,395	66,038
WSFS Financial Corp.	43	1,918

Total Thrifts & Mortgage Finance		91,135

Tobacco—0.0%
Universal Corp./VA	166	7,507

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.	238	5,752
Beacon Roofing Supply, Inc.*	239	2,536
GATX Corp.	377	16,712
H&E Equipment Services, Inc.*	321	3,858
Houston Wire & Cable Co.	181	3,602
Rush Enterprises, Inc. Class A*	279	3,351
TAL International Group, Inc.	182	4,139
United Rentals, Inc.*	1,010	19,806
Watsco, Inc.	172	7,190
WESCO International, Inc.*	505	20,220

Total Trading Companies & Distributors		87,166

Wireless Telecommunication Services—0.0%
Syniverse Holdings, Inc.*	505	8,181
USA Mobility, Inc.	281	2,122

Total Wireless Telecommunication Services		10,303

TOTAL COMMON STOCKS (Cost: $33,980,573)		28,368,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Low P/E Fund

June 30, 2008

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.0%
MONEY MARKET FUND(b)—1.0%
UBS Private Money Market Fund LLC, 2.51% (Cost: $273,122)(c)	273,122	$273,122

TOTAL INVESTMENTS IN SECURITIES—100.6% (Cost: $34,253,695)(d)		28,641,883
Liabilities in Excess of Cash and Other Assets—(0.6)%		(181,845)

NET ASSETS—100.0%		$28,460,038

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2008.
(b)	Interest rates shown reflect yields as of June 30, 2008.
(c)	At June 30, 2008, the total market value of the Fund’s securities on loan was $257,508 and the total market value of the collateral held by the Fund was $273,122.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$28,641,883
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$28,641,883

See Notes to Schedule of Investments.

WisdomTree Low P/E Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	29.2%
Diversified Financials	16.7%
Insurance	14.5%
Banks	7.6%
Materials	6.6%
Retailing	5.2%
Technology Hardware & Equipment	3.8%
Capital Goods	3.7%
Consumer Durables & Apparel	1.7%
Utilities	1.6%
Pharmaceuticals, Biotechnology & Life Sciences	1.4%
Health Care Equipment & Services	1.1%
Transportation	1.0%
Real Estate	1.0%
Telecommunication Services	1.0%
Media	0.7%
Commercial Services & Supplies	0.7%
Software & Services	0.6%
Food, Beverage & Tobacco	0.5%
Consumer Services	0.4%
Automobiles & Components	0.3%
Semiconductors & Semiconductor Equipment	0.3%
Household & Personal Products	0.1%
Food & Staples Retailing	0.0	% #
Other	0.3%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund

June 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—0.2%
Bharat Electronics Ltd.	20,619	$486,517

Auto Components—0.6%
Amtek Auto Ltd.	170,619	944,799
Bharat Forge Ltd.	87,697	479,200

Total Auto Components		1,423,999

Automobiles—2.5%
Bajaj Holdings and Investment Ltd.	25,059	252,687
Hero Honda Motors Ltd.	110,766	1,782,296
Mahindra & Mahindra Ltd.	239,961	2,724,764
Maruti Suzuki India Ltd.	93,171	1,335,144

Total Automobiles		6,094,891

Beverages—0.2%
United Spirits Ltd.	15,245	441,387

Biotechnology—0.1%
Biocon Ltd.	19,998	183,340

Chemicals—2.2%
Asian Paints Ltd.	68,909	1,840,643
Sterling Biotech Ltd.	212,558	909,022
Tata Chemicals Ltd.	164,505	1,096,955
United Phosphorus Ltd.	233,354	1,531,106

Total Chemicals		5,377,726

Commercial Banks—5.9%
Axis Bank Ltd.	53,340	750,107
Bank of India	216,512	1,092,499
Canara Bank	460,274	1,904,748
Corp. Bank	127,101	771,173
HDFC Bank Ltd.	19,839	464,516
ICICI Bank Ltd.	524,205	7,678,187
Industrial Development Bank of India Ltd.	259,509	388,133
Jammu & Kashmir Bank Ltd.	56,500	695,531
Syndicate Bank	407,186	483,607
Yes Bank Ltd.*	65,668	175,064

Total Commercial Banks		14,403,565

Computers & Peripherals—0.1%
Moser Baer India Ltd.	66,971	192,080

Construction & Engineering—2.0%
IVRCL Infrastructures & Projects Ltd.	127,693	901,345
Jaiprakash Associates Ltd.	271,351	908,813
Larsen & Toubro Ltd.	53,111	2,696,841
Nagarjuna Construction Co.	40,327	125,691
Punj Lloyd Ltd.	63,083	312,153

Total Construction & Engineering		4,944,843

Construction Materials—2.1%
ACC Ltd.	150,808	1,841,944
Birla Corp. Ltd.	97,836	382,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

June 30, 2008

Investments	Shares	Value
India Cements Ltd.	461,574	$1,471,351
Ultra Tech Cement Ltd.	106,578	1,351,144

Total Construction Materials		5,047,369

Diversified Financial Services—1.0%
Indiabulls Financial Services Ltd.	155,173	925,989
Power Finance Corp. Ltd.	208,029	495,111
Reliance Capital Ltd.	51,136	1,073,054

Total Diversified Financial Services		2,494,154

Electric Utilities—2.0%
CESC Ltd.	59,314	542,339
Reliance Energy Ltd.	116,244	2,116,978
Tata Power Co., Ltd.	93,586	2,299,138

Total Electric Utilities		4,958,455

Electrical Equipment—1.7%
Asea Brown Boveri India Ltd.	24,305	453,957
Bharat Heavy Electricals Ltd.	77,619	2,488,589
Crompton Greaves Ltd.	82,803	426,957
Suzlon Energy Ltd.	159,736	801,743

Total Electrical Equipment		4,171,246

Food Products—1.0%
Bajaj Hindusthan Ltd.	189,784	737,523
Balrampur Chini Mills*	240,629	445,464
Nestle India Ltd.	12,983	491,890
Tata Tea Ltd.	42,381	735,277

Total Food Products		2,410,154

Gas Utilities—1.5%
GAIL India Ltd.	476,768	3,691,697

Health Care Providers & Services—0.2%
Apollo Hospitals Enterprise Ltd.	42,719	485,373

Hotels Restaurants & Leisure—0.4%
EIH Ltd.	174,644	473,701
Hotel Leela Venture Ltd.	236,102	184,382
Indian Hotels Co., Ltd.	236,088	424,711

Total Hotels Restaurants & Leisure		1,082,794

Household Durables—0.6%
Videocon Industries Ltd.	180,617	1,097,556
Voltas Ltd.	128,991	371,008

Total Household Durables		1,468,564

Household Products—2.2%
Hindustan Unilever Ltd.	1,109,633	5,342,486

Independent Power Producers—1.6%
Neyveli Lignite Corp. Ltd.	166,861	414,195
NTPC Ltd.	1,012,263	3,573,800
Reliance Natural Resources Ltd.*	1,265	1,901

Total Independent Power Producers		3,989,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

June 30, 2008

Investments	Shares	Value
Industrial Conglomerates—0.4%
Aditya Birla Nuvo Ltd.	10,428	$288,785
Century Textile & Industries Ltd.	31,325	370,403
Siemens India Ltd.	48,009	430,881

Total Industrial Conglomerates		1,090,069

IT Services—14.9%
GTL Ltd.	93,832	445,116
HCL Technologies Ltd.	314,667	1,847,046
HCL-Infosystems Ltd.	260,059	847,723
Hexaware Technologies Ltd.	244,205	291,741
Infosys Technologies Ltd.	484,637	19,563,451
Mphasis Ltd.	52,158	262,457
Patni Computer Systems Ltd.	75,267	381,277
Satyam Computer Services Ltd.	554,581	5,630,882
Tata Consultancy Services Ltd.	173,869	3,468,085
Wipro Ltd.	334,073	3,416,047

Total IT Services		36,153,825

Life Sciences Tools & Services—0.3%
Divi’s Laboratories Ltd.	21,109	655,888

Machinery—1.5%
Ashok Leyland Ltd.	578,494	383,870
BEML Ltd.	14,851	254,132
Cummins India Ltd.	51,174	278,736
Tata Motors Ltd.	263,671	2,610,972
Thermax Ltd.	26,709	231,923

Total Machinery		3,759,633

Marine—0.8%
Shipping Corp. Of India Ltd.	386,165	1,942,717

Media—0.3%
Zee Entertainment Enterprises Ltd.	133,017	618,324

Metals & Mining—11.6%
Hindalco Industries Ltd.	1,112,547	3,679,615
Hindustan Zinc Ltd.	97,373	1,203,781
Jindal Steel & Power Ltd.	100,224	4,080,008
JSW Steel Ltd.	119,811	2,507,886
Maharashtra Seamless Ltd.	100,483	677,049
National Aluminium Co., Ltd.	503,078	4,106,473
Sesa Goa Ltd.	18,825	1,481,192
Steel Authority Of India Ltd.	1,295,267	4,199,645
Sterlite Industries India Ltd.	382,520	6,203,892

Total Metals & Mining		28,139,541

Oil, Gas & Consumable Fuels—26.2%
Bharat Petroleum Corp. Ltd.	446,320	2,321,590
Great Eastern Shipping Co., Ltd. (The)	181,155	1,564,607
Hindustan Petroleum Corp. Ltd.	424,660	1,738,120
Indian Oil Corp. Ltd.	484,462	3,741,702
Mangalore Refinery & Petrochemicals Ltd.	432,354	523,548
Oil & Natural Gas Corp. Ltd.	875,779	16,590,439
Petronet LNG Ltd.	382,404	504,836
Reliance Industries Ltd.	753,226	36,679,173

Total Oil, Gas & Consumable Fuels		63,664,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

June 30, 2008

Investments	Shares	Value
Paper & Forest Products—0.1%
Ballarpur Industries Ltd.	246,105	$191,908

Personal Products—0.1%
Dabur India Ltd.	136,406	250,619

Pharmaceuticals—4.9%
Aurobindo Pharma Ltd.	57,682	364,057
Cipla Ltd./India	358,194	1,757,045
Dr. Reddys Laboratories Ltd.	273,955	4,264,847
GlaxoSmithKline Pharmaceuticals Ltd.	23,014	596,037
Glenmark Pharmaceuticals Ltd.	49,868	737,965
Lupin Ltd.	45,014	697,416
Nicholas Piramal India Ltd.	76,622	543,166
Ranbaxy Laboratories Ltd.	89,854	1,092,345
Sun Pharmaceutical Industries Ltd.	53,839	1,753,068
Wockhardt Ltd.	30,852	131,941

Total Pharmaceuticals		11,937,887

Software—0.4%
Financial Technologies (India) Ltd.	5,208	203,496
Hinduja Ventures Ltd.	159,734	809,530

Total Software		1,013,026

Textiles, Apparel & Luxury Goods—0.3%
Alok Industries Ltd.	419,813	386,881
Arvind Mills Ltd.*	460,225	343,899

Total Textiles, Apparel & Luxury Goods		730,780

Tobacco—1.7%
ITC Ltd.	921,641	4,022,875

Trading Companies & Distributors—0.2%
Adani Exports Ltd.*	33,476	477,417

Wireless Telecommunication Services—8.0%
Bharti Airtel Ltd.*	788,648	13,220,509
Reliance Communications Ltd.	598,158	6,156,057

Total Wireless Telecommunication Services		19,376,566

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost: $309,258,029)(a)		242,715,626
Foreign Currency and Other Assets in Excess of Liabilities—0.2%		524,797

NET ASSETS—100.0%		$243,240,423

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree India Earnings Fund

June 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$242,715,626
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Fair Value	$242,715,626

WisdomTree India Earnings Fund

Industry Breakdown† as of 6/30/08 (unaudited)

Energy	26.2%
Materials	16.1%
Software & Services	15.3%
Telecommunication Services	8.0%
Capital Goods	6.0%
Banks	5.9%
Pharmaceuticals, Biotechnology & Life Sciences	5.2%
Utilities	5.2%
Automobiles & Components	3.0%
Food, Beverage & Tobacco	2.8%
Household & Personal Products	2.3%
Diversified Financials	1.1%
Consumer Durables & Apparel	0.9%
Transportation	0.8%
Consumer Services	0.4%
Media	0.3%
Health Care Equipment & Services	0.2%
Technology Hardware & Equipment	0.1%
Other	0.2%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005.

These notes relate to the schedule of investments for the following Funds (“Funds”): WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree High-Yielding Equity Fund (“High-Yielding Equity Fund”), WisdomTree Dividend Top 100SM Fund (“Dividend Top 100 Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA High-Yielding Equity Fund (“DEFA High-Yielding Equity Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Europe High-Yielding Equity Fund (“Europe High-Yielding Equity Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”),WisdomTree Japan High-Yielding Equity Fund (“Japan High-Yielding Equity Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan High-Yielding Equity Fund (“Pacific ex-Japan High-Yielding Equity Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend Top 100 Fund (“International Dividend Top 100 Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”) WisdomTree Emerging Markets High-Yielding Equity Fund (“Emerging Markets High-Yielding Equity Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree Low P/E Fund (“Low P/E Fund”) and the WisdomTree India Earnings Fund (“India Earnings Fund”).

The Funds described herein, commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund, Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund, and the India Earnings Fund which commenced operations on October 13, 2006, February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007 and February 22, 2008, respectively.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. “WisdomTree”, “WisdomTree Investments” and “WisdomTree DEFA” are registered marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation—The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:oo p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close regular trading on the New York Stock Exchange.

Notes to Schedule of Investments (unaudited)(continued)

The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. The various inputs used in determining the value of the Funds’ investments summarized in the three broad levels as well as the summary of the inputs used in valuing the Funds’ investments as of June 30, 2008 can be found at the end of every Schedule of Investment preceding these notes.

The Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net assets and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

(b) Investment Transactions—Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Security Lending—Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

(e) Short-Term Investments—Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At June 30, 2008, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$101,015,711	$3,561,751	$(23,660,871)	$(20,099,120)
High-Yielding Equity Fund	179,829,700	1,340,621	(57,317,189)	(55,976,568)
Dividend Top 100SM Fund	211,734,419	1,617,679	(57,920,827)	(56,303,148)
LargeCap Dividend Fund	356,124,053	10,111,063	(74,082,656)	(63,971,593)
MidCap Dividend Fund	107,107,232	2,564,941	(23,029,717)	(20,464,776)
SmallCap Dividend Fund	120,486,866	1,552,913	(30,634,436)	(29,081,523)
DEFA Fund	505,454,557	20,755,868	(68,147,524)	(47,391,656)
DEFA High-Yielding Equity Fund	261,772,524	9,863,701	(43,851,992)	(33,988,291)
Europe Total Dividend Fund	44,393,400	2,531,852	(6,494,110)	(3,962,258)
Europe High-Yielding Equity Fund	50,813,096	1,013,640	(8,852,512)	(7,838,872)
Europe SmallCap Dividend Fund	55,221,234	615,767	(14,387,216)	(13,771,449)
Japan Total Dividend Fund	33,188,203	1,126,794	(5,354,484)	(4,227,690)
Japan High-Yielding Equity Fund	33,455,779	293,817	(4,487,634)	(4,193,817)
Japan SmallCap Dividend Fund	89,359,954	1,787,510	(13,977,423)	(12,189,913)
Pacific ex-Japan Total Dividend Fund	134,910,150	8,326,892	(17,423,918)	(9,097,026)
Pacific ex-Japan High-Yielding Equity Fund	71,864,459	871,856	(9,370,692)	(8,498,836)
International LargeCap Dividend Fund	155,108,654	11,192,413	(18,541,288)	(7,348,875)
International Dividend Top 100 Fund	410,025,499	6,425,699	(61,759,514)	(55,333,815)
International MidCap Dividend Fund	254,066,342	5,691,830	(46,775,567)	(41,083,737)
International SmallCap Dividend Fund	621,065,040	13,885,888	(124,065,873)	(110,179,985)
International Real Estate Fund	146,151,004	210,221	(27,000,511)	(26,790,290)
Emerging Markets High-Yielding Equity Fund	231,105,714	4,535,038	(15,860,478)	(11,325,440)
Emerging Markets SmallCap Dividend Fund	69,303,156	975,070	(8,581,154)	(7,606,084)
International Basic Materials Sector Fund	100,159,377	11,126,376	(9,625,709)	1,500,667
International Communications Sector Fund	35,936,894	861,509	(1,842,158)	(980,649)
International Consumer Discretionary Sector Fund	5,191,199	304,072	(795,094)	(491,022)
International Consumer Staples Sector Fund	26,477,030	272,892	(1,284,428)	(1,011,536)
International Energy Sector Fund	78,440,428	8,817,018	(1,846,010)	6,971,008
International Financial Sector Fund	21,201,513	257,007	(4,956,954)	(4,699,947)
International Health Care Sector Fund	21,754,507	747,635	(2,807,124)	(2,059,489)
International Industrial Sector Fund	50,641,876	1,308,824	(6,049,321)	(4,740,497)
International Technology Sector Fund	9,727,553	64,921	(678,565)	(613,644)
International Utilities Sector Fund	83,727,893	2,719,153	(6,225,268)	(3,506,115)

Notes to Schedule of Investments (unaudited)(concluded)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Earnings Fund	$27,758,098	$791,926	$4,743,971	$(3,952,045)
Earnings 500 Fund	80,897,296	2,544,915	(13,439,955)	(10,895,040)
MidCap Earnings Fund	35,393,993	1,815,592	(7,019,243)	(5,203,651)
SmallCap Earnings Fund	19,581,652	660,104	(5,213,353)	(4,553,249)
Earnings Top 100 Fund	18,471,851	835,105	(4,068,416)	(3,233,311)
Low P/E Fund	34,253,695	1,340,814	(6,952,626)	(5,611,812)
India Earnings Fund	309,258,029	780,339	(67,322,742)	(66,542,403)

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: August 29, 2008

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: August 29, 2008

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: August 29, 2008